UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2019

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund*	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund**	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

*                 After the close of business on May 17, 2019, the Mobile Telecommunications UltraSector ProFund was renamed as the Communication Services UltraSector ProFund.

**          After the close of business on August 27, 2018, the Oil Equipment, Services & Distribution UltraSector ProFund was renamed as the Oil Equipment & Services UltraSector ProFund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
72	Banks UltraSector ProFund
74	Basic Materials UltraSector ProFund
76	Bear ProFund
77	Biotechnology UltraSector ProFund
79	Bull ProFund
82	Communication Services UltraSector ProFund
83	Consumer Goods UltraSector ProFund
85	Consumer Services UltraSector ProFund
89	Europe 30 ProFund
90	Falling U.S. Dollar ProFund
91	Financials UltraSector ProFund
96	Health Care UltraSector ProFund
99	Industrials UltraSector ProFund
103	Internet UltraSector ProFund
105	Large-Cap Growth ProFund
110	Large-Cap Value ProFund
116	Mid-Cap ProFund
123	Mid-Cap Growth ProFund
127	Mid-Cap Value ProFund
132	Nasdaq-100 ProFund
135	Oil & Gas UltraSector ProFund
137	Oil Equipment & Services UltraSector ProFund
139	Pharmaceuticals UltraSector ProFund
141	Precious Metals UltraSector ProFund
143	Real Estate UltraSector ProFund
146	Rising Rates Opportunity ProFund
147	Rising Rates Opportunity 10 ProFund
148	Rising U.S. Dollar ProFund
149	Semiconductor UltraSector ProFund
151	Short Nasdaq-100 ProFund
152	Short Oil & Gas ProFund
153	Short Precious Metals ProFund
154	Short Real Estate ProFund
155	Short Small-Cap ProFund
156	Small-Cap ProFund
159	Small-Cap Growth ProFund
164	Small-Cap Value ProFund
171	Technology UltraSector ProFund
174	Telecommunications UltraSector ProFund
176	U.S. Government Plus ProFund
177	UltraBear ProFund
178	UltraBull ProFund
181	UltraChina ProFund
183	UltraDow 30 ProFund
185	UltraEmerging Markets ProFund
187	UltraInternational ProFund
188	UltraJapan ProFund
189	UltraLatin America ProFund
191	UltraMid-Cap ProFund
198	UltraNasdaq-100 ProFund
201	UltraShort China ProFund
202	UltraShort Dow 30 ProFund
203	UltraShort Emerging Markets ProFund
204	UltraShort International ProFund
205	UltraShort Japan ProFund
206	UltraShort Latin America ProFund
207	UltraShort Mid-Cap ProFund
208	UltraShort Nasdaq-100 ProFund
209	UltraShort Small-Cap ProFund
210	UltraSmall-Cap ProFund
213	Utilities UltraSector ProFund
215	Statements of Assets and Liabilities
229	Statements of Operations
243	Statements of Changes in Net Assets
269	Financial Highlights
301	Notes to Financial Statements
336	Report of Independent Registered Public Accounting Firm
337	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report to shareholders for the 12 months ended July 31, 2019.

Global Equity Markets Weather Bumpy Ride

Global equity markets were mixed over the 12-month period — a period in which stocks experienced the sharpest selloff in a decade, followed by a strong rally that left some markets ahead and others behind where they started in August 2018. The main theme for this volatility has been slowing global growth and a protracted trade war with China. The Dow Jones Industrial Average® gained 8.2%, the S&P 500® rose 8.0% and the Nasdaq-100® Index was up 9.7% for the period. Small-cap and mid-cap stocks fared less well, with the S&P MidCap 400® up only 0.8% and the Russell 2000® Index losing 4.4%.

Eight of the 10 Dow Jones U.S. Industry Indices advanced during the period. Utilities delivered the strongest performance, gaining 15.8%, as investors gravitated to “safety stocks” such as utilities in the wake of the trade war with China, slowing global growth and falling interest rates. Utilities were followed by technology and telecommunications, which were up 14.7% and 13.6%, respectively. Oil and gas was the worst performing sector, off 18.0%, while basic materials declined 6.4%; both sectors were weighed down by trade and global growth concerns. Outside of the 10 sectors tracked by the Dow Jones U.S. Industry Indices, precious metals gained 22.5% and real estate was up 13.8%, according to the Dow Jones Precious Metals and U.S. Real Estate Indices, for many of the same reasons noted above.

International stocks faced many of the same factors affecting U.S. markets; however, they didn’t benefit from the strong economic backdrop U.S. stocks enjoyed. The MSCI EAFE Index, which covers developed markets outside North America, declined 2.6%, the MSCI Europe Index lost

3.3%, and the Nikkei 225 Index was off 2.5% during the period. Emerging markets were weaker, retreating 5.3%, as measured by the S&P/BNY Mellon Emerging 50 ADR Index (USD), mostly dragged down by China, which is struggling with a slowing economy and a trade battle with the U.S. Meanwhile, the S&P/BNY Mellon Latin America 35 ADR Index (USD) rose 3.9%.

Fixed Income Markets Rally in 2019

The Federal Reserve raised interest rates twice in the second half of 2018, but then paused its rate-hike campaign as signs of slowing global growth and growing U.S.-China trade tensions made future economic growth more uncertain. The Fed went on to cut rates in July 2019 to ward off a recession. For the period, Treasurys rallied as investors sought safe-haven assets, with the Ryan Labs 10-Year and 30-Year Treasury Indexes up 11.1% and 14.9%, respectively. Corporate bonds also did well, with the Markit iBoxx® $ Liquid Investment Grade Index gaining 11.9% and the Markit iBoxx® $ Liquid High Yield Index rising 7.4%. The Bloomberg Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. investment-grade fixed income, rose 8.1%.

A Wide Array of Investment Products

Whatever your view on the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

Thank you for choosing ProFunds. We appreciate your trust and confidence.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

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Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds(1) and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”) for a single day, not for any other period.

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark (each, a “Matching Fund” and, collectively, the “Matching Funds”).

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means that Geared Funds seek daily investment results, before fees and expenses, for a single day only, not for any other period. A “single day” is measured from the time a Geared Fund calculates its net asset value (“NAV”) to the time of the Geared Fund’s next NAV calculation, not for longer periods. The return of a Geared Fund for periods longer than a single day will be the result of its return for each day compounded over the period. A Geared Fund’s returns for periods long than a single day will very likely differ in amount, and possibly even direction, from the Geared Fund’s stated leveraged (i.e. 1.25x, 1.5x, or 2x), inverse (-1x), or inverse leveraged (i.e. -1.25x or -2x) multiple times the return of the Geared Fund’s benchmark for the same period. During periods of higher market volatility, the volatility of the benchmark may affect the Geared Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund’s investment objective.

In managing the assets of the Funds, PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does PFA conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, “derivatives”). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2019(2):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(3)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only, not for any other period. Daily rebalancing and the compounding of each day’s return over time means that the return of a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from a Fund’s one-day multiple times the return of the benchmark for the same

(1)         ProFunds included as Classic ProFunds are listed in Note 1 of the Notes to Financial Statements.

(2)         Past performance is not a guarantee of future results.

(3)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses, and transaction costs. Fees, expenses, and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 3

period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a Geared Fund. In general, during periods of higher benchmark volatility, compounding will usually cause Fund performance for periods longer than a single day to differ in amount, and possibly even direction, from the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500® for the year ended July 31, 2019 was 15.4%, which was higher than the prior year’s volatility of 12.6%. The volatility of each Fund benchmark is shown below:

Index	1 yr Vol.
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	32.35%
Dow Jones U.S. SemiconductorsSM Index	28.78%
Dow Jones Precious MetalsSM Index	27.99%
S&P/BNY Mellon China Select ADR Index (USD)	26.41%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	25.57%
Dow Jones Internet CompositeSM Index	24.74%
Dow Jones U.S. TechnologySM Index	22.85%
Dow Jones U.S. Oil & GasSM Index	21.55%
Dow Jones U.S. BiotechnologySM Index	21.39%
NASDAQ-100® Index	21.21%
S&P Communications Services Select Sector® Index	19.93%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	19.77%
Dow Jones U.S. BanksSM Index	19.27%
Dow Jones U.S. Basic MaterialsSM Index	19.14%
S&P SmallCap 600® Growth Index	18.52%
Russell 2000® Index	18.43%
S&P SmallCap 600® Value Index	18.11%
Nikkei 225 Stock Average	18.09%
Dow Jones U.S. Select PharmaceuticalsSM Index	17.96%
Dow Jones U.S. Consumer ServicesSM Index	17.74%
Dow Jones U.S. IndustrialsSM Index	17.67%
S&P 500® Growth Index	17.42%
Dow Jones U.S. Select TelecommunicationsSM Index	16.54%
S&P MidCap 400® Growth Index	16.29%
Dow Jones U.S. Health CareSM Index	16.29%
S&P MidCap 400® Value Index	16.21%
S&P MidCap 400®	16.02%
Dow Jones Industrial Average®	15.46%
S&P 500®	15.36%
Dow Jones U.S. FinancialsSM Index	14.70%
ProFunds Europe 30 Index®	14.48%
Dow Jones U.S. Real EstateSM Index	14.47%
S&P 500® Value Index	13.98%
Dow Jones U.S. UtilitiesSM Index	13.63%
Dow Jones U.S. Consumer GoodsSM Index	12.71%
MSCI EAFE Index	10.54%
Ryan Labs On-The-Run 30 Year Treasury Index	10.23%
U.S. Dollar Index	5.23%
Ryan Labs On-The-Run 10 Year Treasury Index	4.88%

•                  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 1.95% to 2.18% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 2.08% to 2.22%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

4 :: Management Discussion of Fund Performance (unaudited)

•                  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium, or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium, or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio so that its exposure to its benchmark is consistent with the Fund’s daily investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•                  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Management Discussion of Fund Performance (unaudited) :: Banks UltraSector ProFund :: 5

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BanksSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -6.69%. For the same period, the Index had a total return of -1.43%(1) and a volatility of 19.27%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-6.69%	12.58%	11.72%
Service	-7.63%	11.45%	10.61%
Dow Jones U.S. BanksSM Index	-1.43%	11.30%	11.10%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	17.1%
Bank of America Corp.	12.3%
Wells Fargo & Co.	8.9%
Citigroup, Inc.	7.5%
U.S. Bancorp	3.9%

Dow Jones U.S. BanksSM Index — Composition

% of Index
Diversified Banks	69%
Regional Banks	30%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Basic Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -13.84%. For the same period, the Index had a total return of -6.38%(1) and a volatility of 19.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-13.84%	2.05%	9.08%
Service	-14.72%	1.05%	8.00%
Dow Jones U.S. Basic MaterialsSM Index	-6.38%	4.05%	9.02%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	12.2%
DuPont de Nemours, Inc.	6.4%
Ecolab, Inc.	6.0%
Air Products & Chemicals, Inc.	5.9%
Dow, Inc.	4.3%

Dow Jones U.S. Basic MaterialsSM Index — Composition

% of Index
Chemicals	84%
Metals & Mining	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bear ProFund :: 7

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the “Index”) for a single day, not more than a not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -6.83%. For the same period, the Index had a total return of 7.99%(1) and a volatility of 15.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-6.83%	-11.55%	-14.84%
Service	-7.77%	-12.45%	-15.69%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(91)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	23%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Biotechnology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BiotechnologySM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -17.10%. For the same period, the Index had a total return of -8.99%(1) and a volatility of 21.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-17.10%	3.25%	18.04%
Service	-17.93%	2.22%	16.87%
Dow Jones U.S. BiotechnologySM Index	-8.99%	5.08%	14.78%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.43%	1.43%
Service	2.43%	2.43%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	72%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	11.4%
AbbVie, Inc.	9.9%
Gilead Sciences, Inc.	8.4%
Celgene Corp.	6.5%
Biogen, Inc.	4.6%

Dow Jones U.S. BiotechnologySM Index — Composition

% of Index
Biotechnology	82%
Life Sciences Tools & Services	17%
Pharmaceuticals	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bull ProFund :: 9

Bull ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 5.99%. For the same period, the Index had a total return of 7.99%(1) and a volatility of 15.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	5.99%	9.27%	11.84%
Service	4.93%	8.19%	10.73%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.44%	1.44%
Service	2.44%	2.44%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	23%
Swap Agreements	19%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.5%
Apple, Inc.	2.2%
Amazon.com, Inc.	1.8%
Alphabet, Inc.	1.7%
Facebook, Inc.	1.1%

S&P 500® — Composition

% of Index
Information Technology	23%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Communication Services UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Communication Services UltraSector ProFund (formerly the Mobile Telecommunications UltraSector ProFund) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select Sector® Index(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 27.62%. For the same period, the Index had a total return of 5.98%(2) and a volatility of 19.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the communication services industry group of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Communication Services UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	27.62%	11.21%	16.31%
Service	26.35%	10.10%	15.19%
S&P Communication Services Select Sector® Index	5.98%	12.14%	17.46%
Dow Jones U.S. Mobile TelecommunicationsSM Index	13.88%	9.18%	13.58%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	2.22%	1.78%
Service	3.22%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	18.1%
Facebook, Inc.	14.1%
Activision Blizzard, Inc.	3.4%
AT&T, Inc.	3.3%
Comcast Corp.	3.2%

S&P Communication Services Select Sector® Index — Composition

% of Index
Communication Services	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         After the close of business on May 17, 2019, the Fund’s underlying index changed from the Dow Jones U.S. Mobile TelecommunicationsSM Index to the S&P Communication Services Select Sector® Index. This change was made in order to match the Fund’s underlying index to its investment objective. Also on this date, the Fund name changed from Mobile Telecommunications UltraSector ProFund to Communication Services UltraSector ProFund.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Consumer Goods UltraSector ProFund :: 11

Consumer Goods UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 5.40%. For the same period, the Index had a total return of 6.46%(1) and a volatility of 12.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	5.40%	8.87%	15.06%
Service	4.38%	7.79%	13.91%
Dow Jones U.S. Consumer GoodsSM Index	6.46%	8.23%	12.26%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.3%
The Coca-Cola Co.	7.1%
PepsiCo, Inc.	6.3%
Philip Morris International, Inc.	4.5%
NIKE, Inc.	3.8%

Dow Jones U.S. Consumer GoodsSM Index — Composition

% of Index
Food, Beverage & Tobacco	46%
Household & Personal Products	23%
Consumer Durables & Apparel	15%
Automobiles & Components	9%
Media & Entertainment	4%
Capital Goods	1%
Retailing	1%
Food & Staples Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Consumer Services UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Consumer Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 13.46%. For the same period, the Index had a total return of 11.82%(1) and a volatility of 17.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	13.46%	17.75%	24.40%
Service	12.34%	16.58%	23.17%
Dow Jones U.S. Consumer ServicesSM Index	11.82%	13.95%	18.22%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	15.4%
The Walt Disney Co.	5.0%
The Home Depot, Inc.	4.7%
Comcast Corp.	3.9%
McDonald’s Corp.	3.2%

Dow Jones U.S. Consumer ServicesSM Index — Composition

% of Index
Retailing	45%
Media & Entertainment	23%
Consumer Services	17%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Europe 30 ProFund :: 13

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30 Index® (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -3.95%. For the same period, the Index had a price return of -6.86%(1) and a volatility of 14.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-3.95%	0.25%	4.18%
Service	-4.80%	-0.72%	3.16%
ProFunds Europe 30 Index®	-6.86%	-1.94%	2.44%
STOXX Europe 50® Index	-1.14%	0.95%	4.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.0%
Anheuser-Busch InBev N.V.	6.2%
Unilever N.V.	5.0%
S.A.P. SE	5.0%
HSBC Holdings PLC	4.3%

ProFunds Europe 30 Index® — Composition

Industry Breakdown	% of Index
Health Care	25%
Energy	20%
Consumer Staples	18%
Information Technology	14%
Financials	12%
Materials	5%
Communication Services	2%
Utilities	2%
Industrials	2%

Country Composition
United Kingdom	42%
Netherlands	17%
France	7%
Belgium	6%
Other	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Falling U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -6.22%. For the same period, the Index had a price return of 3.87%(1) and a volatility of 5.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings as of July 31, 2019 are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., “falls”) versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2019, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-6.22%	-5.98%	-4.11%
Service	-7.09%	-6.88%	-5.04%
U.S. Dollar Index	3.87%	3.83%	2.33%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	2.96%	1.78%
Service	3.96%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Financials UltraSector ProFund :: 15

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. FinancialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 7.07%. For the same period, the Index had a total return of 8.00%(1) and a volatility of 14.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	7.07%	13.93%	15.53%
Service	5.97%	12.80%	14.38%
Dow Jones U.S. FinancialsSM Index	8.00%	11.79%	13.00%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Visa, Inc.	4.4%
Bank of America Corp.	3.8%
MasterCard, Inc.	3.5%

Dow Jones U.S. FinancialsSM Index — Composition

% of Index
Banks	30%
Diversified Financials	26%
Real Estate	20%
Insurance	14%
Software & Services	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Health Care UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Health CareSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 1.54%. For the same period, the Index had a total return of 3.84%(1) and a volatility of 16.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	1.54%	12.41%	19.61%
Service	0.55%	11.29%	18.43%
Dow Jones U.S. Health CareSM Index	3.84%	10.60%	15.11%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.4%
UnitedHealth Group, Inc.	5.0%
Pfizer, Inc.	4.6%
Merck & Co., Inc.	4.6%
Abbott Laboratories	3.3%

Dow Jones U.S. Health CareSM Index — Composition

% of Index
Pharmaceuticals	30%
Health Care Equipment & Supplies	27%
Health Care Providers & Services	19%
Biotechnology	17%
Life Sciences Tools & Services	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Industrials UltraSector ProFund :: 17

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. IndustrialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 6.22%. For the same period, the Index had a total return of 7.37%(1) and a volatility of 17.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	6.22%	14.36%	19.73%
Service	5.16%	13.23%	18.54%
Dow Jones U.S. IndustrialsSM Index	7.37%	12.03%	15.59%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	72%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	3.8%
PayPal Holdings, Inc.	2.8%
Union Pacific Corp.	2.7%
Honeywell International, Inc.	2.7%
Accenture PLC	2.6%

Dow Jones U.S. IndustrialsSM Index — Composition

% of Index
Capital Goods	52%
Software & Services	19%
Transportation	12%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Internet UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Internet CompositeSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 7.43%. For the same period, the Index had a total return of 8.64%(1) and a volatility of 24.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	7.43%	27.40%	30.20%
Service	6.35%	26.13%	28.90%
Dow Jones Internet CompositeSM Index	8.64%	20.58%	22.45%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.42%	1.42%
Service	2.42%	2.42%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.8%
Amazon.com, Inc.	7.4%
Facebook, Inc.	6.4%
Netflix, Inc.	3.8%
PayPal Holdings, Inc.	3.7%

Dow Jones Internet CompositeSM Index — Composition

% of Index
Interactive Media & Services	26%
Internet & Direct Marketing Retail	20%
Software	19%
IT Services	15%
Capital Markets	5%
Communications Equipment	5%
Entertainment	5%
Health Care Technology	3%
Diversified Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Large-Cap Growth ProFund :: 19

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 7.56%. For the same period, the Index had a total return of 9.55%(1) and a volatility of 17.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	7.56%	11.53%	13.24%
Service	6.50%	10.43%	12.11%
S&P 500® Growth Index	9.55%	13.64%	15.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.9%
Amazon.com, Inc.	5.8%
Alphabet, Inc.	5.6%
Facebook, Inc.	3.5%
Visa, Inc.	2.3%

S&P 500® Growth Index — Composition

% of Index
Information Technology	26%
Health Care	20%
Communication Services	11%
Consumer Discretionary	7%
Consumer Staples	7%
Industrials	7%
Energy	7%
Financials	6%
Real Estate	4%
Materials	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Large-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Large-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 4.38%. For the same period, the Index had a total return of 6.28%(1) and a volatility of 13.98%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	4.38%	6.73%	10.30%
Service	3.37%	5.67%	9.20%
S&P 500® Value Index	6.28%	8.64%	12.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.1%
JPMorgan Chase & Co.	3.3%
Bank of America Corp.	2.4%
AT&T, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%

S&P 500® Value Index — Composition

% of Index
Financials	24%
Information Technology	11%
Industrials	11%
Communication Services	9%
Consumer Staples	9%
Consumer Discretionary	9%
Energy	8%
Health Care	7%
Utilities	5%
Materials	4%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap ProFund :: 21

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -1.25%. For the same period, the Index had a total return of 0.79%(1) and a volatility of 16.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-1.25%	7.22%	11.67%
Service	-2.23%	6.15%	10.55%
S&P MidCap 400®	0.79%	9.23%	13.82%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	12%
Swap Agreements	39%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
IDEX Corp.	0.4%
STERIS PLC	0.4%
Leidos Holdings, Inc.	0.3%
Zebra Technologies Corp.	0.3%
NVR, Inc.	0.3%

S&P MidCap 400® — Composition

% of Index
Financials	16%
Industrials	16%
Information Technology	16%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 0.19%. For the same period, the Index had a total return of 1.81%(1) and a volatility of 16.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	0.19%	8.19%	12.21%
Service	-0.79%	7.10%	11.09%
S&P MidCap 400® Growth Index	1.81%	10.15%	14.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
IDEX Corp.	1.4%
STERIS PLC	1.4%
Leidos Holdings, Inc.	1.3%
Zebra Technologies Corp.	1.3%
Trimble Navigation, Ltd.	1.2%

S&P MidCap 400® Growth Index — Composition

% of Index
Information Technology	17%
Real Estate	16%
Energy	14%
Financials	12%
Consumer Discretionary	11%
Health Care	9%
Industrials	8%
Materials	4%
Utilities	4%
Communication Services	3%
Consumer Staples	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap Value ProFund :: 23

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -1.94%. For the same period, the Index had a total return of -0.24%(1) and a volatility of 16.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-1.94%	6.19%	11.12%
Service	-2.89%	5.11%	10.00%
S&P MidCap 400® Value Index	-0.24%	8.03%	13.21%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.78%
Service	2.94%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
W.R. Berkley Corp.	1.2%
Alleghany Corp.	1.2%
Reinsurance Group of America, Inc.	1.2%
Kilroy Realty Corp.	1.0%
RenaissanceRe Holdings, Ltd.	1.0%

S&P MidCap 400® Value Index — Composition

% of Index
Financials	24%
Consumer Discretionary	14%
Energy	13%
Industrials	12%
Real Estate	9%
Materials	8%
Information Technology	7%
Health Care	4%
Utilities	4%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

Nasdaq-100 ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 7.65%. For the same period, the Index had a total return of 9.74%(1) and a volatility of 21.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	7.65%	14.10%	16.12%
Service	6.58%	12.95%	14.96%
Nasdaq-100® Index	9.74%	16.41%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.44%	1.44%
Service	2.44%	2.44%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	24%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.7%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.0%
Alphabet, Inc.	4.4%
Facebook, Inc.	2.6%

Nasdaq-100® Index — Composition

% of Index
Information Technology	46%
Communication Services	22%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	6%
Industrials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Oil & Gas UltraSector ProFund :: 25

Oil & Gas UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Oil & GasSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -29.45%. For the same period, the Index had a total return of -18.02%(1) and a volatility of 21.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-29.45%	-13.44%	1.27%
Service	-30.16%	-14.30%	0.26%
Dow Jones U.S. Oil & GasSM Index	-18.02%	-6.48%	3.67%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.5%
Chevron Corp.	13.1%
ConocoPhillips	3.7%
Schlumberger, Ltd.	3.1%
EOG Resources, Inc.	2.8%

Dow Jones U.S. Oil & GasSM Index — Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Oil Equipment & Services UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Oil Equipment & Services UltraSector ProFund (formerly the Oil Equipment, Services & Distribution UltraSector ProFund) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -57.83%. For the same period, the Index had a total return of -40.67%(2) and a volatility of 32.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and equipment services sector of the U.S. equity market. Component companies include, among others, suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment & Services UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-57.83%	-29.51%	-8.39%
Service	-58.27%	-30.22%	-9.30%
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	-40.67%	-20.03%	-3.42%
Dow Jones U.S. Oil Equipment, Services & DistributionSM Index	-25.04%	-13.95%	0.09%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	77%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.0%
Halliburton Co.	12.6%
Baker Hughes a GE Co.	4.1%
TechnipFMC PLC	3.8%
National Oilwell Varco, Inc.	3.5%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index — Composition

% of Index
Oil & Gas Equipment & Services	85%
Oil & Gas Drilling	15%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         As of the close of business on August 27, 2018, the Fund’s underlying index changed from the Dow Jones U.S. Oil Equipment, Services & DistributionSM Index to the Dow Jones U.S. Select Oil Equipment and ServicesSM Index. This change was made in order to match the Fund’s underlying index to its investment objective. Also on this date, the Fund name changed from Oil Equipment, Services & Distribution UltraSector ProFund to Oil Equipment & Services UltraSector ProFund.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Pharmaceuticals UltraSector ProFund :: 27

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select PharmaceuticalsSM Index(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -17.69%. For the same period, the Index had a total return of -9.39%(2) and a volatility of 17.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription or over-the-counter drugs. The Index includes vaccine producers, but excludes vitamin producers.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-17.69%	2.71%	13.61%
Service	-18.53%	1.68%	12.46%
Dow Jones U.S. Select PharmaceuticalsSM Index	-9.39%	3.75%	13.57%
Dow Jones U.S. PharmaceuticalsSM Index	3.64%	7.13%	12.81%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	82%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	14.3%
Pfizer, Inc.	14.1%
Allergan PLC	4.1%
Mylan N.V.	3.4%
Zoetis, Inc.	3.2%

Dow Jones U.S. Select PharmaceuticalsSM Index — Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         After the close of business on August 27, 2018, the Fund’s underlying index changed from the Dow Jones U.S. PharmaceuticalsSM Index to the Dow Jones U.S. Select PharmaceuticalsSM Index. This change was made in order to match the Fund’s underlying index to its investment objective.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 27.51%. For the same period, the Index had a total return of 22.48%(1) and a volatility of 27.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	27.51%	-10.52%	-11.21%
Service	26.17%	-11.41%	-12.09%
Dow Jones Precious MetalsSM Index	22.48%	-2.14%	-3.12%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Mining Corp.	13.3%
Barrick Gold Corp.	12.7%
Franco-Nevada Corp.	7.2%
Agnico Eagle Mines, Ltd.	5.5%
Wheaton Precious Metals Corp.	5.2%

Dow Jones Precious MetalsSM Index — Composition

% of Index
Gold	89%
Silver	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Real Estate UltraSector ProFund :: 29

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Real EstateSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 16.49%. For the same period, the Index had a total return of 13.83%(1) and a volatility of 14.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	16.49%	9.86%	17.64%
Service	15.35%	8.76%	16.50%
Dow Jones U.S. Real EstateSM Index	13.83%	9.00%	14.32%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.92%	1.78%
Service	2.92%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.4%
Crown Castle International Corp.	3.8%
Prologis, Inc.	3.5%
Simon Property Group, Inc.	3.4%
Equinix, Inc.	2.9%

Dow Jones U.S. Real EstateSM Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	90%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Rising Rates Opportunity ProFund :: Management Discussion of Fund Performance (unaudited)

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond’s performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -14.58%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of 14.89%(2) and a volatility of 10.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2019, the most recent Long Bond carried a maturity date of 5/15/49 and a 2.875% coupon.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-14.58%	-8.72%	-11.17%
Service	-15.47%	-9.64%	-12.06%
Ryan Labs On-The-Run 30 Year Treasury Index	14.89%	5.67%	6.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising Rates Opportunity 10 ProFund :: 31

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Note for the same period. For periods longer than a single day, the Fund will lose money if the Note’s performance is flat, and it is possible that the Fund will lose money even if the level of the Note falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -8.41%. For the same period, the Note, as measured by the Ryan Labs On-The-Run 10 Year Treasury Index(1), had a total return of 11.13%(2) and a volatility of 4.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2019, the most recent Note carried a maturity date of 5/15/29 and a 2.375% coupon.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-8.41%	-3.68%	-5.35%
Service	-9.27%	-4.63%	-6.29%
Ryan Labs On-The-Run 10 Year Treasury Index	11.13%	2.85%	3.94%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The Ryan Labs On-The-Run 10 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10-year U.S. Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)   The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index (the “Index”) for a single day, not for any other period. The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Benchmark for the same period. For periods longer than a single day, the Fund will lose money if the Benchmark’s performance is flat, and it is possible that the Fund will lose money even if the level of the Benchmark falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 6.85%. For the same period, the Index had a price return of 3.87%(1) and a volatility of 5.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2019, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	6.85%	3.57%	0.79%
Service	5.77%	2.54%	-0.21%
U.S. Dollar Index	3.87%	3.83%	2.33%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Semiconductor UltraSector ProFund :: 33

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 5.55%. For the same period, the Index had a total return of 8.10%(1) and a volatility of 28.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	5.55%	23.69%	21.12%
Service	4.49%	22.45%	19.92%
Dow Jones U.S. SemiconductorsSM Index	8.10%	18.82%	17.07%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.44%	1.44%
Service	2.44%	2.44%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	16.4%
Texas Instruments, Inc.	8.5%
Broadcom, Inc.	8.3%
NVIDIA Corp.	7.4%
Qualcomm, Inc.	6.4%

Dow Jones U.S. SemiconductorsSM Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Short Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -10.40%. For the same period, the Index had a total return of 9.74%(1) and a volatility of 21.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-10.40%	-16.72%	-19.24%
Service	-11.19%	-17.47%	-20.03%
Nasdaq-100® Index	9.74%	16.41%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	2.42%	1.78%
Service	3.42%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	46%
Communication Services	22%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	6%
Industrials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Oil & Gas ProFund :: 35

Short Oil & Gas ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 19.49%. For the same period, the Index had a total return of -18.02%(1) and a volatility of 21.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	19.49%	1.78%	-8.98%
Service	18.39%	0.73%	-9.84%
Dow Jones U.S. Oil & GasSM Index	-18.02%	-6.48%	3.67%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	2.62%	1.78%
Service	3.62%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index — Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Short Precious Metals ProFund :: Management Discussion of Fund Performance (unaudited)

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -23.23%. For the same period, the Index had a total return of 22.48%(1) and a volatility of 27.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-23.23%	-11.09%	-9.20%
Service	-24.01%	-12.01%	-10.07%
Dow Jones Precious MetalsSM Index	22.48%	-2.14%	-3.12%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	2.18%	1.78%
Service	3.18%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index — Composition

% of Index
Gold	89%
Silver	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Real Estate ProFund :: 37

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -11.77%. For the same period, the Index had a total return of 13.83%(1) and a volatility of 14.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-11.77%	-10.29%	-16.65%
Service	-12.58%	-11.14%	-17.43%
Dow Jones U.S. Real EstateSM Index	13.83%	9.00%	14.32%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	3.16%	1.78%
Service	4.16%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	90%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Short Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 3.31%. For the same period, the Index had a total return of -4.42%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	3.31%	-10.93%	-16.04%
Service	2.27%	-11.82%	-16.85%
Russell 2000® Index	-4.42%	8.53%	12.47%

Expense Ratios**

Fund	Gross	Net
Investor	2.73%	1.78%
Service	3.73%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(79)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	18%
Health Care	16%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap ProFund :: 39

Small-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -6.13%. For the same period, the Index had a total return of -4.42%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-6.13%	6.44%	10.65%
Service	-7.05%	5.41%	9.55%
Russell 2000® Index	-4.42%	8.53%	12.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Futures Contracts	28%
Swap Agreements	21%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Novocure, Ltd.	0.2%
Haemonetics Corp.	0.2%
Science Applications International Corp.	0.2%
Chegg, Inc.	0.1%
HealthEquity, Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Financials	18%
Health Care	16%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -6.53%. For the same period, the Index had a total return of -4.81%(1) and a volatility of 18.52%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-6.53%	9.44%	12.91%
Service	-7.46%	8.35%	11.78%
S&P SmallCap 600® Growth Index	-4.81%	11.49%	15.04%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
FirstCash, Inc.	1.2%
Repligen Corp.	1.1%
Strategic Education, Inc.	1.0%
Neogen Corp.	1.0%
Exponent, Inc.	0.9%

S&P SmallCap 600® Growth Index – Composition

% of Index
Health Care	20%
Information Technology	14%
Financials	14%
Energy	11%
Industrials	10%
Consumer Discretionary	10%
Real Estate	9%
Consumer Staples	5%
Communication Services	3%
Materials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Value ProFund :: 41

Small-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”). For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -9.96%. For the same period, the Index had a total return of -8.48%(1) and a volatility of 18.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-9.96%	6.22%	10.67%
Service	-10.83%	5.17%	9.57%
S&P SmallCap 600® Value Index	-8.48%	8.32%	12.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Darling Ingredients, Inc.	0.9%
South Jersey Industries, Inc.	0.8%
SkyWest, Inc.	0.8%
Lithia Motors, Inc.	0.8%
ABM Industries, Inc.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	19%
Consumer Discretionary	17%
Information Technology	12%
Industrials	12%
Energy	12%
Real Estate	10%
Materials	6%
Health Care	5%
Communication Services	3%
Consumer Staples	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Technology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. TechnologySM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 16.70%. For the same period, the Index had a total return of 14.71%(1) and a volatility of 22.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	16.70%	23.21%	22.20%
Service	15.53%	21.99%	20.97%
Dow Jones U.S. TechnologySM Index	14.71%	17.88%	17.10%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	12.5%
Apple, Inc.	11.2%
Alphabet, Inc.	8.9%
Facebook, Inc.	5.6%
Cisco Systems, Inc.	2.8%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	37%
Technology Hardware & Equipment	23%
Media & Entertainment	21%
Semiconductors & Semiconductor Equipment	17%
Health Care Equipment & Services	1%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Telecommunications UltraSector ProFund :: 43

Telecommunications UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 5.18%. For the same period, the Index had a total return of 10.78%(2) and a volatility of 16.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the telecommunications sector of the U.S. equity market. Component companies include, among others, regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	5.18%	1.74%	9.47%
Service	4.17%	0.72%	8.38%
Dow Jones U.S. Select Telecommunications Index	10.78%	2.02%	8.32%
Dow Jones U.S. Telecommunications Index	13.60%	5.11%	9.55%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	2.64%	1.78%
Service	3.64%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Cisco Systems, Inc.	16.9%
Verizon Communications, Inc.	16.4%
Arista Networks, Inc.	3.8%
AT&T, Inc.	3.6%
T-Mobile U.S., Inc.	3.6%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	52%
Diversified Telecommunication Services	37%
Wireless Telecommunication Services	8%
Household Durables	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         After the close of business on August 27, 2018, the Fund’s underlying index changed from the Dow Jones U.S. TelecommunicationsSM Index to the Dow Jones U.S. Select TelecommunicationsSM Index. This change was made in order to match the Fund’s underlying index to its investment objective.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: U.S. Government Plus ProFund :: Management Discussion of Fund Performance (unaudited)

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond’s performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 16.53%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of 14.89%(2) and a volatility of 10.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2019, the most recent Long Bond carried a maturity date of 5/15/49 and a 2.875% coupon.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	16.53%	5.43%	6.32%
Service	15.31%	4.39%	5.24%
Ryan Labs On-The-Run 30 Year Treasury Index	14.89%	5.67%	6.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.35%	1.35%
Service	2.35%	2.35%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	44%
Swap Agreements	80%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraBear ProFund :: 45

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -15.87%. For the same period, the Index had a total return of 7.99%(1) and a volatility of 15.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-15.87%	-22.51%	-28.47%
Service	-16.74%	-23.28%	-29.16%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(195)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	23%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: UltraBull ProFund :: Management Discussion of Fund Performance (unaudited)

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 8.54%. For the same period, the Index had a total return of 7.99%(1) and a volatility of 15.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	8.54%	17.76%	23.11%
Service	7.46%	16.60%	21.90%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.40%	1.40%
Service	2.40%	2.40%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	21%
Swap Agreements	113%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.8%
Apple, Inc.	2.5%
Amazon.com, Inc.	2.1%
Alphabet, Inc.	2.0%
Facebook, Inc.	1.2%

S&P 500® – Composition

% of Index
Information Technology	23%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraChina ProFund :: 47

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon China Select ADR Index (USD)(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -35.81%. For the same period, the Index had a total return of -15.15%(2) and a volatility of 26.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-35.81%	-3.21%	1.59%
Service	-36.50%	-4.18%	0.57%
S&P/BNY Mellon China Select ADR Index (USD)	-15.15%	2.65%	5.08%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	18.6%
China Mobile, Ltd.	10.5%
Baidu, Inc.	6.9%
China Life Insurance Co., Ltd.	4.3%
JD.com, Inc.	4.2%

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	40%
Communication Services	35%
Energy	12%
Financials	5%
Industrials	3%
Health Care	2%
Information Technology	1%
Utilities	1%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         Prior to April 1, 2019, the S&P/BNY Mellon China Select ADR Index (USD) was known as the BNY Mellon China Select ADR Index.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: UltraDow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 8.97%. For the same period, the Index had a total return of 8.22%(1) and a volatility of 15.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	8.97%	20.78%	23.71%
Service	7.87%	19.59%	22.49%
Dow Jones Industrial Average®	8.22%	12.87%	14.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	22%
Swap Agreements	115%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.4%
UnitedHealth Group, Inc.	3.9%
The Goldman Sachs Group, Inc.	3.5%
The Home Depot, Inc.	3.4%
Apple, Inc.	3.4%

Dow Jones Industrial Average® — Composition

% of Index
Information Technology	20%
Industrials	20%
Financials	15%
Consumer Discretionary	13%
Health Care	13%
Consumer Staples	8%
Communication Services	5%
Energy	5%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraEmerging Markets ProFund :: 49

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD)(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -17.70%. For the same period, the Index had a total return of -5.25%(2) and a volatility of 19.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-17.70%	-3.85%	-1.58%
Service	-18.55%	-4.84%	-2.57%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	-5.25%	1.51%	2.79%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	16.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
HDFC Bank, Ltd.	5.6%
Petroleo Brasileiro S.A.	3.8%
China Mobile, Ltd.	3.4%

S&P/BNY Mellon Emerging 50 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Consumer Discretionary	25%
Financials	20%
Information Technology	18%
Communication Services	15%
Energy	9%
Materials	7%
Consumer Staples	4%
Utilities	1%
Industrials	1%

Country Composition
China	41%
Brazil	18%
Taiwan	15%
India	12%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         Prior to April 1, 2019, the S&P/BNY Mellon Emerging 50 ADR Index (USD) was known as the BNY Mellon Emerging Markets 50 ADR Index.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraInternational ProFund :: Management Discussion of Fund Performance (unaudited)

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”) for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -13.40%. For the same period, the Index had a total return of -2.60%(1) and a volatility of 10.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2019, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-13.40%	-2.30%	3.41%
Service	-14.23%	-3.27%	2.38%
MSCI EAFE Index	-2.60%	2.39%	5.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	15%
Consumer Staples	12%
Health Care	11%
Consumer Discretionary	11%
Materials	7%
Information Technology	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Switzerland	10%
Germany	8%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraJapan ProFund :: 51

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average (the “Index”) for a single day, not for any other period. Since the Japanese markets are not open with this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -10.75%. For the same period, the Index has a total return of 0.50%(1), as measured in unhedged U.S. dollar terms, or -2.52%(1) in local (Japanese yen) terms and a volatility of 18.09%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-10.75%	8.70%	7.98%
Service	-11.63%	7.67%	6.92%
Nikkei 225 Stock Average - USD	0.50%	7.48%	8.19%
Nikkei 225 Stock Average - JPY	-2.52%	8.66%	9.62%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	21%
Industrials	20%
Information Technology	16%
Health Care	11%
Communication Services	11%
Consumer Staples	10%
Materials	7%
Financials	2%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraLatin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD)(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -3.51%. For the same period, the Index had a total return of 3.88%(2) and a volatility of 25.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-3.51%	-14.29%	-8.16%
Service	-4.51%	-15.12%	-9.05%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	3.88%	-2.42%	0.45%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	11.6%
Itau Unibanco Holding S.A.	11.4%
Vale S.A.	10.4%
Banco Bradesco S.A.	9.3%
Ambev S.A.	4.6%

S&P/BNY Mellon Latin America 35 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Financials	32%
Materials	19%
Energy	16%
Consumer Staples	14%
Communication Services	8%
Utilities	7%
Industrials	4%

Country Composition
Brazil	71%
Mexico	15%
Chile	8%
Colombia	3%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         Prior to April 1, 2019, the S&P/BNY Mellon Latin America 35 ADR Index (USD) was known as the BNY Mellon Latin America 35 ADR Index.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraMid-Cap ProFund :: 53

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -5.62%. For the same period, the Index had a total return of 0.79%(1) and a volatility of 16.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-5.62%	13.07%	22.19%
Service	-6.61%	11.95%	20.97%
S&P MidCap 400®	0.79%	9.23%	13.82%

Expense Ratios**

Fund	Gross	Net
Investor	1.43%	1.43%
Service	2.43%	2.43%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	27%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
IDEX Corp.	0.4%
STERIS PLC	0.4%
Leidos Holdings, Inc.	0.4%
Zebra Technologies Corp.	0.4%
NVR, Inc.	0.4%

S&P MidCap 400® — Composition

% of Index
Financials	16%
Industrials	16%
Information Technology	16%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraNasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 9.42%. For the same period, the Index had a total return of 9.74%(1) and a volatility of 21.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	9.42%	27.06%	32.44%
Service	8.33%	25.79%	31.15%
Nasdaq-100® Index	9.74%	16.41%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.41%	1.41%
Service	2.41%	2.41%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	14%
Swap Agreements	128%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.4%
Apple, Inc.	6.0%
Amazon.com, Inc.	5.6%
Alphabet, Inc.	4.9%
Facebook, Inc.	2.9%

Nasdaq-100® Index — Composition

% of Index
Information Technology	46%
Communication Services	22%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	6%
Industrials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort China ProFund :: 55

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon China Select ADR Index (USD)(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 15.56%. For the same period, the Index had a total return of -15.15%(2) and a volatility of 26.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	15.56%	-19.81%	-25.43%
Service	14.43%	-20.60%	-26.15%
S&P/BNY Mellon China Select ADR Index (USD)	-15.15%	2.65%	5.08%

Expense Ratios**

Fund	Gross	Net
Investor	2.34%	1.78%
Service	3.34%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR Index (USD) — Composition

Industry Breakdown	% of Index
Consumer Discretionary	40%
Communication Services	35%
Energy	12%
Financials	5%
Industrials	3%
Health Care	2%
Information Technology	1%
Utilities	1%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   Prior to April 1, 2019, the S&P/BNY Mellon China Select ADR Index (USD) was known as the BNY Mellon China Select ADR Index.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -16.07%. For the same period, the Index had a total return of 8.22%(1) and a volatility of 15.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. (2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-16.07%	-24.77%	-28.26%
Service	-16.92%	-25.53%	-29.00%
Dow Jones Industrial Average®	8.22%	12.87%	14.19%

Expense Ratios**

Fund	Gross	Net
Investor	2.18%	1.78%
Service	3.18%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(180)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® — Composition

% of Index
Information Technology	20%
Industrials	20%
Financials	15%
Consumer Discretionary	13%
Health Care	13%
Consumer Staples	8%
Communication Services	5%
Energy	5%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Emerging Markets ProFund :: 57

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Emerging Markets 50 ADR Index (USD)(1) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 2.88%. For the same period, the Index had a total return of -5.25%(2) and a volatility of 19.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	2.88%	-13.29%	-18.19%
Service	1.82%	-14.13%	-18.99%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	-5.25%	1.51%	2.79%

Expense Ratios**

Fund	Gross	Net
Investor	2.35%	1.78%
Service	3.35%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Consumer Discretionary	25%
Financials	20%
Information Technology	18%
Communication Services	15%
Energy	9%
Materials	7%
Consumer Staples	4%
Utilities	1%
Industrials	1%

Country Composition
China	41%
Brazil	18%
Taiwan	15%
India	12%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         Prior to April 1, 2019, the S&P/BNY Mellon Emerging 50 ADR Index (USD) was known as the BNY Mellon Emerging Markets 50 ADR Index.

(2)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraShort International ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”) for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 4.96%. For the same period, the Index had a total return of -2.60%(1) and a volatility of 10.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2019, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	4.96%	-10.56%	-20.30%
Service	3.89%	-11.44%	-21.10%
MSCI EAFE Index	-2.60%	2.39%	5.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.53%	1.78%
Service	3.53%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	15%
Consumer Staples	12%
Health Care	11%
Consumer Discretionary	11%
Materials	7%
Information Technology	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Switzerland	10%
Germany	8%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Japan ProFund :: 59

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”) for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -1.28%. For the same period, the Index had a total return of 0.50%(1), as measured in unhedged U.S. Dollar terms, or -2.52%(1) in local (Japanese yen) terms and a volatility of 18.09%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-1.28%	-23.77%	-26.34%
Service	-2.26%	-24.52%	-27.06%
Nikkei 225 Stock Average - USD	0.50%	7.48%	8.19%
Nikkei 225 Stock Average - JPY	-2.52%	8.66%	9.62%

Expense Ratios**

Fund	Gross	Net
Investor	3.66%	1.78%
Service	4.66%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(190)%
Swap Agreements	(10)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	21%
Industrials	20%
Information Technology	16%
Health Care	11%
Communication Services	11%
Consumer Staples	10%
Materials	7%
Financials	2%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index(1) (USD) (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of -20.85%. For the same period, the Index had a total return of 3.88%(2) and a volatility of 25.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(3)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-20.85%	-15.24%	-19.58%
Service	-21.67%	-16.09%	-20.37%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	3.88%	-2.42%	0.45%

Expense Ratios**

Fund	Gross	Net
Investor	2.05%	1.78%
Service	3.05%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Financials	32%
Materials	19%
Energy	16%
Consumer Staples	14%
Communication Services	8%
Utilities	7%
Industrials	4%

Country Composition
Brazil	71%
Mexico	15%
Chile	8%
Colombia	3%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   Prior to April 1, 2019, the S&P/BNY Mellon Latin America 35 ADR Index (USD) was known as the BNY Mellon Latin America 35 ADR Index.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Mid-Cap ProFund :: 61

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -4.39%. For the same period, the Index had a total return of 0.79%(1) and a volatility of 16.02%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-4.39%	-20.67%	-30.03%
Service	-5.39%	-21.51%	-30.71%
S&P MidCap 400®	0.79%	9.23%	13.82%

Expense Ratios**

Fund	Gross	Net
Investor	3.12%	1.78%
Service	4.12%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(187)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® — Composition

% of Index
Financials	16%
Industrials	16%
Information Technology	16%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -22.43%. For the same period, the Index had a total return of 9.74%(1) and a volatility of 21.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-22.43%	-31.33%	-35.09%
Service	-23.13%	-31.97%	-35.72%
Nasdaq-100® Index	9.74%	16.41%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(180)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	46%
Communication Services	22%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	6%
Industrials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Small-Cap ProFund :: 63

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of 3.22%. For the same period, the Index had a total return of -4.42%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	3.22%	-21.89%	-31.30%
Service	2.16%	-22.69%	-32.02%
Russell 2000® Index	-4.42%	8.53%	12.47%

Expense Ratios**

Fund	Gross	Net
Investor	2.03%	1.78%
Service	3.03%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(183)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	18%
Health Care	16%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class shares) had a total return of -15.64%. For the same period, the Index had a total return of -4.42%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2019, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	-15.64%	11.00%	18.70%
Service	-16.47%	9.88%	17.49%
Russell 2000® Index	-4.42%	8.53%	12.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	2%
Swap Agreements	156%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Novocure, Ltd.	0.2%
Haemonetics Corp.	0.1%
Science Applications International Corp.	0.1%
Chegg, Inc.	0.1%
Trex Co., Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Financials	18%
Health Care	16%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Utilities UltraSector ProFund :: 65

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. UtilitiesSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2019, the Fund (Investor Class Shares) had a total return of 19.30%. For the same period, the Index had a total return of 15.78%(1) and a volatility of 13.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2019, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2009 to July 31, 2019, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/19

Fund	One Year	Five Year	Ten Year
Investor	19.30%	14.04%	14.93%
Service	18.19%	12.91%	13.79%
Dow Jones U.S. UtilitiesSM Index	15.78%	11.71%	12.17%
S&P 500®	7.99%	11.34%	14.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2018. Contractual fee waivers are in effect through November 30, 2019. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	8.4%
Duke Energy Corp.	5.4%
Dominion Resources, Inc.	5.1%
The Southern Co.	5.0%
Exelon Corp.	3.7%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	5%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period*	Ending Account Value 7/31/19	Expenses Paid During Period*
Banks UltraSector ProFund — Investor	1.94%	$1,000.00	$1,111.20	$10.16	$1,015.17	$9.69
Banks UltraSector ProFund — Service	2.94%	1,000.00	1,105.70	15.35	1,010.22	14.65
Basic Materials UltraSector ProFund — Investor	1.96%	1,000.00	1,075.70	10.09	1,015.08	9.79
Basic Materials UltraSector ProFund — Service	2.96%	1,000.00	1,070.20	15.19	1,010.12	14.75
Bear ProFund — Investor	1.79%	1,000.00	907.30	8.47	1,015.92	8.95
Bear ProFund — Service	2.79%	1,000.00	902.60	13.16	1,010.96	13.91
Biotechnology UltraSector ProFund — Investor	1.60%	1,000.00	891.00	7.50	1,016.86	8.00
Biotechnology UltraSector ProFund — Service	2.60%	1,000.00	886.50	12.16	1,011.90	12.97
Bull ProFund — Investor	1.59%	1,000.00	1,102.90	8.29	1,016.91	7.95
Bull ProFund — Service	2.59%	1,000.00	1,097.60	13.47	1,011.95	12.92
Communication Services UltraSector ProFund — Investor	1.64%	1,000.00	1,135.30	8.68	1,016.66	8.20
Communication Services UltraSector ProFund — Service	2.64%	1,000.00	1,129.60	13.94	1,011.70	13.17
Consumer Goods UltraSector ProFund — Investor	1.78%	1,000.00	1,135.60	9.43	1,015.97	8.90
Consumer Goods UltraSector ProFund — Service	2.78%	1,000.00	1,130.10	14.68	1,011.01	13.86
Consumer Services UltraSector ProFund — Investor	1.54%	1,000.00	1,167.10	8.27	1,017.16	7.70
Consumer Services UltraSector ProFund — Service	2.54%	1,000.00	1,161.30	13.61	1,012.20	12.67
Europe 30 ProFund — Investor	1.78%	1,000.00	1,043.20	9.02	1,015.97	8.90
Europe 30 ProFund — Service	2.78%	1,000.00	1,038.50	14.05	1,011.01	13.86
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	959.20	8.65	1,015.97	8.90
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	954.20	13.47	1,011.01	13.86
Financials UltraSector ProFund — Investor	1.60%	1,000.00	1,160.90	8.57	1,016.86	8.00
Financials UltraSector ProFund — Service	2.60%	1,000.00	1,154.80	13.89	1,011.90	12.97
Health Care UltraSector ProFund — Investor	1.63%	1,000.00	1,005.40	8.10	1,016.71	8.15
Health Care UltraSector ProFund — Service	2.60%	1,000.00	1,000.40	12.90	1,011.90	12.97
Industrials UltraSector ProFund — Investor	1.94%	1,000.00	1,175.10	10.46	1,015.17	9.69
Industrials UltraSector ProFund — Service	2.94%	1,000.00	1,169.20	15.81	1,010.22	14.65
Internet UltraSector ProFund — Investor	1.52%	1,000.00	1,141.50	8.07	1,017.26	7.60
Internet UltraSector ProFund — Service	2.52%	1,000.00	1,135.70	13.34	1,012.30	12.57

Expense Examples (unaudited) :: 69

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period*	Ending Account Value 7/31/19	Expenses Paid During Period*
Large-Cap Growth ProFund — Investor	1.68%	$1,000.00	$1,121.20	$8.84	$1,016.46	$8.40
Large-Cap Growth ProFund — Service	2.68%	1,000.00	1,115.80	14.06	1,011.50	13.37
Large-Cap Value ProFund — Investor	1.78%	1,000.00	1,080.50	9.18	1,015.97	8.90
Large-Cap Value ProFund — Service	2.78%	1,000.00	1,075.10	14.30	1,011.01	13.86
Mid-Cap ProFund — Investor	1.68%	1,000.00	1,069.10	8.62	1,016.46	8.40
Mid-Cap ProFund — Service	2.68%	1,000.00	1,063.80	13.71	1,011.50	13.37
Mid-Cap Growth ProFund — Investor	1.73%	1,000.00	1,092.90	8.98	1,016.22	8.65
Mid-Cap Growth ProFund — Service	2.73%	1,000.00	1,087.60	14.13	1,011.26	13.61
Mid-Cap Value ProFund — Investor	1.79%	1,000.00	1,049.10	9.09	1,015.92	8.95
Mid-Cap Value ProFund — Service	2.79%	1,000.00	1,044.00	14.14	1,010.96	13.91
Nasdaq-100 ProFund — Investor	1.52%	1,000.00	1,131.20	8.03	1,017.26	7.60
Nasdaq-100 ProFund — Service	2.51%	1,000.00	1,125.80	13.23	1,012.35	12.52
Oil & Gas UltraSector ProFund — Investor	1.82%	1,000.00	957.50	8.83	1,015.77	9.10
Oil & Gas UltraSector ProFund — Service	2.82%	1,000.00	952.50	13.65	1,010.81	14.06
Oil Equipment & Services UltraSector ProFund — Investor	1.93%	1,000.00	800.90	8.62	1,015.22	9.64
Oil Equipment & Services UltraSector ProFund — Service	2.93%	1,000.00	796.30	13.05	1,010.26	14.60
Pharmaceuticals UltraSector ProFund — Investor	1.96%	1,000.00	971.40	9.58	1,015.08	9.79
Pharmaceuticals UltraSector ProFund — Service	2.96%	1,000.00	966.20	14.43	1,010.12	14.75
Precious Metals UltraSector ProFund — Investor	1.65%	1,000.00	1,235.30	9.14	1,016.61	8.25
Precious Metals UltraSector ProFund — Service	2.65%	1,000.00	1,228.30	14.64	1,011.65	13.22
Real Estate UltraSector ProFund — Investor	1.56%	1,000.00	1,115.90	8.18	1,017.06	7.80
Real Estate UltraSector ProFund — Service	2.56%	1,000.00	1,110.40	13.40	1,012.10	12.77
Rising Rates Opportunity ProFund — Investor	1.60%	1,000.00	878.70	7.45	1,016.86	8.00
Rising Rates Opportunity ProFund — Service	2.60%	1,000.00	874.50	12.08	1,011.90	12.97
Rising Rates Opportunity 10 ProFund — Investor	2.05%	1,000.00	945.30	9.89	1,014.63	10.24
Rising Rates Opportunity 10 ProFund — Service	3.05%	1,000.00	940.30	14.67	1,009.67	15.20
Rising U.S. Dollar ProFund — Investor	1.81%	1,000.00	1,044.50	9.18	1,015.82	9.05
Rising U.S. Dollar ProFund — Service	2.81%	1,000.00	1,039.90	14.21	1,010.86	14.01
Semiconductor UltraSector ProFund — Investor	1.63%	1,000.00	1,269.70	9.17	1,016.71	8.15
Semiconductor UltraSector ProFund — Service	2.63%	1,000.00	1,263.30	14.76	1,011.75	13.12
Short Nasdaq-100 ProFund — Investor	1.78%	1,000.00	879.10	8.29	1,015.97	8.90
Short Nasdaq-100 ProFund — Service	2.78%	1,000.00	875.70	12.93	1,011.01	13.86
Short Oil & Gas ProFund — Investor	1.78%	1,000.00	1,012.30	8.88	1,015.97	8.90
Short Oil & Gas ProFund — Service	2.78%	1,000.00	1,007.10	13.83	1,011.01	13.86
Short Precious Metals ProFund — Investor	1.78%	1,000.00	836.90	8.11	1,015.97	8.90
Short Precious Metals ProFund — Service	2.78%	1,000.00	832.70	12.63	1,011.01	13.86
Short Real Estate ProFund — Investor	1.78%	1,000.00	924.00	8.49	1,015.97	8.90
Short Real Estate ProFund — Service	2.78%	1,000.00	920.30	13.24	1,011.01	13.86
Short Small-Cap ProFund — Investor	1.78%	1,000.00	945.20	8.58	1,015.97	8.90
Short Small-Cap ProFund — Service	2.78%	1,000.00	941.00	13.38	1,011.01	13.86
Small-Cap ProFund — Investor	1.79%	1,000.00	1,048.10	9.09	1,015.92	8.95
Small-Cap ProFund — Service	2.79%	1,000.00	1,043.00	14.13	1,010.96	13.91
Small-Cap Growth ProFund — Investor	1.74%	1,000.00	1,043.90	8.82	1,016.17	8.70
Small-Cap Growth ProFund — Service	2.74%	1,000.00	1,038.70	13.85	1,011.21	13.66
Small-Cap Value ProFund — Investor	1.77%	1,000.00	1,016.90	8.85	1,016.02	8.85
Small-Cap Value ProFund — Service	2.77%	1,000.00	1,012.10	13.82	1,011.06	13.81
Technology UltraSector ProFund — Investor	1.62%	1,000.00	1,279.20	9.15	1,016.76	8.10
Technology UltraSector ProFund — Service	2.62%	1,000.00	1,272.80	14.76	1,011.80	13.07
Telecommunications UltraSector ProFund — Investor	1.78%	1,000.00	1,099.90	9.27	1,015.97	8.90
Telecommunications UltraSector ProFund — Service	2.78%	1,000.00	1,094.90	14.44	1,011.01	13.86
U.S. Government Plus ProFund — Investor	1.33%	1,000.00	1,135.10	7.04	1,018.20	6.66
U.S. Government Plus ProFund — Service	2.33%	1,000.00	1,129.20	12.30	1,013.24	11.63
UltraBear ProFund — Investor	1.78%	1,000.00	816.90	8.02	1,015.97	8.90
UltraBear ProFund — Service	2.78%	1,000.00	812.10	12.49	1,011.01	13.86
UltraBull ProFund — Investor	1.51%	1,000.00	1,202.30	8.25	1,017.31	7.55
UltraBull ProFund — Service	2.51%	1,000.00	1,196.30	13.67	1,012.35	12.52
UltraChina ProFund — Investor	1.68%	1,000.00	892.20	7.88	1,016.46	8.40

70 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period*	Ending Account Value 7/31/19	Expenses Paid During Period*
UltraChina ProFund — Service	2.68%	$1,000.00	$888.00	$12.55	$1,011.50	$13.37
UltraDow 30 ProFund — Investor	1.69%	1,000.00	1,147.70	9.00	1,016.41	8.45
UltraDow 30 ProFund — Service	2.69%	1,000.00	1,141.90	14.29	1,011.46	13.42
UltraEmerging Markets ProFund — Investor	1.94%	1,000.00	948.70	9.37	1,015.17	9.69
UltraEmerging Markets ProFund — Service	2.94%	1,000.00	943.60	14.17	1,010.22	14.65
UltraInternational ProFund — Investor	1.96%	1,000.00	1,067.10	10.05	1,015.08	9.79
UltraInternational ProFund — Service	2.96%	1,000.00	1,061.80	15.13	1,010.12	14.75
UltraJapan ProFund — Investor	1.91%	1,000.00	1,064.80	9.78	1,015.32	9.54
UltraJapan ProFund — Service	2.91%	1,000.00	1,059.10	14.86	1,010.36	14.51
UltraLatin America ProFund — Investor	1.78%	1,000.00	830.80	8.08	1,015.97	8.90
UltraLatin America ProFund — Service	2.78%	1,000.00	826.20	12.59	1,011.01	13.86
UltraMid-Cap ProFund — Investor	1.60%	1,000.00	1,128.90	8.45	1,016.86	8.00
UltraMid-Cap ProFund — Service	2.60%	1,000.00	1,123.00	13.69	1,011.90	12.97
UltraNasdaq-100 ProFund — Investor	1.55%	1,000.00	1,260.90	8.69	1,017.11	7.75
UltraNasdaq-100 ProFund — Service	2.55%	1,000.00	1,254.80	14.26	1,012.15	12.72
UltraShort China ProFund — Investor	1.78%	1,000.00	1,012.70	8.88	1,015.97	8.90
UltraShort China ProFund — Service	2.78%	1,000.00	1,007.70	13.84	1,011.01	13.86
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	855.50	8.19	1,015.97	8.90
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	851.00	12.76	1,011.01	13.86
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	998.40	8.82	1,015.97	8.90
UltraShort Emerging Markets ProFund — Service	2.78%	1,000.00	993.10	13.74	1,011.01	13.86
UltraShort International ProFund — Investor	1.78%	1,000.00	908.20	8.42	1,015.97	8.90
UltraShort International ProFund — Service	2.78%	1,000.00	903.60	13.12	1,011.01	13.86
UltraShort Japan ProFund — Investor	1.78%	1,000.00	902.30	8.40	1,015.97	8.90
UltraShort Japan ProFund — Service	2.78%	1,000.00	897.60	13.08	1,011.01	13.86
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	1,097.40	9.26	1,015.97	8.90
UltraShort Latin America ProFund — Service	2.78%	1,000.00	1,092.50	14.42	1,011.01	13.86
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	855.00	8.19	1,015.97	8.90
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	850.70	12.76	1,011.01	13.86
UltraShort Nasdaq-100 ProFund — Investor	1.82%	1,000.00	762.60	7.95	1,015.77	9.10
UltraShort Nasdaq-100 ProFund — Service	2.82%	1,000.00	759.70	12.30	1,010.81	14.06
UltraShort Small-Cap ProFund — Investor	1.78%	1,000.00	883.50	8.31	1,015.97	8.90
UltraShort Small-Cap ProFund — Service	2.78%	1,000.00	879.10	12.95	1,011.01	13.86
UltraSmall-Cap ProFund — Investor	1.66%	1,000.00	1,080.80	8.56	1,016.56	8.30
UltraSmall-Cap ProFund — Service	2.66%	1,000.00	1,076.00	13.69	1,011.60	13.27
Utilities UltraSector ProFund — Investor	1.77%	1,000.00	1,132.50	9.36	1,016.02	8.85
Utilities UltraSector ProFund — Service	2.73%	1,000.00	1,127.10	14.40	1,011.26	13.61

*                 Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Schedules of Portfolio Investments

72 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (71.2%)

	Shares	Value
Associated Banc-Corp. (Banks)	764	$16,556
BancorpSouth Bank (Banks)	427	12,763
Bank of America Corp. (Banks)	41,169	1,263,064
Bank of Hawaii Corp. (Banks)	190	16,198
Bank OZK (Banks)	562	17,186
BankUnited, Inc. (Banks)	459	15,794
BB&T Corp. (Banks)	3,567	183,808
BOK Financial Corp. (Banks)	147	12,301
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	660	9,016
Cathay General Bancorp, Inc. (Banks)	355	13,213
Chemical Financial Corp. (Banks)	332	13,957
CIT Group, Inc. (Banks)	449	22,697
Citigroup, Inc. (Banks)	10,767	766,179
Citizens Financial Group, Inc. (Banks)	2,134	79,513
Comerica, Inc. (Banks)	718	52,558
Commerce Bancshares, Inc. (Banks)	459	27,921
Cullen/Frost Bankers, Inc. (Banks)	294	27,912
East West Bancorp, Inc. (Banks)	679	32,599
F.N.B. Corp. (Banks)	1,515	18,256
Fifth Third Bancorp (Banks)	3,385	100,501
First Citizens BancShares, Inc.—Class A (Banks)	40	18,681
First Financial Bankshares, Inc. (Banks)	631	20,665
First Hawaiian, Inc. (Banks)	422	11,293
First Horizon National Corp. (Banks)	1,469	24,099
First Republic Bank (Banks)	766	76,110
Fulton Financial Corp. (Banks)	785	13,345
Glacier Bancorp, Inc. (Banks)	394	16,513
Hancock Holding Co. (Banks)	399	16,566
Home BancShares, Inc. (Banks)	721	14,182
Huntington Bancshares, Inc. (Banks)	4,873	69,440
IBERIABANK Corp. (Banks)	253	19,878
International Bancshares Corp. (Banks)	253	9,520
Investors Bancorp, Inc. (Banks)	1,064	12,087
JPMorgan Chase & Co. (Banks)	15,105	1,752,179
KeyCorp (Banks)	4,696	86,266
M&T Bank Corp. (Banks)	636	104,463
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,180	25,135
PacWest Bancorp (Banks)	552	21,324
People’s United Financial, Inc. (Banks)	1,836	30,147
Pinnacle Financial Partners, Inc. (Banks)	337	20,469
PNC Financial Services Group, Inc. (Banks)	2,103	300,519
Popular, Inc. (Banks)	450	25,902
Prosperity Bancshares, Inc. (Banks)	309	21,442
Regions Financial Corp. (Banks)	4,719	75,174
Signature Bank (Banks)	256	32,630
Sterling Bancorp (Banks)	977	21,347
SunTrust Banks, Inc. (Banks)	2,067	137,662
SVB Financial Group* (Banks)	244	56,601
Synovus Financial Corp. (Banks)	734	28,017
TCF Financial Corp. (Banks)	765	16,356
Texas Capital Bancshares, Inc.* (Banks)	234	14,726
TFS Financial Corp. (Thrifts & Mortgage Finance)	248	4,454
Trustmark Corp. (Banks)	301	10,698
U.S. Bancorp (Banks)	6,968	398,221
UMB Financial Corp. (Banks)	205	13,993
Umpqua Holdings Corp. (Banks)	1,029	17,966
United Bankshares, Inc. (Banks)	475	17,855
Valley National Bancorp (Banks)	1,548	17,276
Washington Federal, Inc. (Thrifts & Mortgage Finance)	375	13,718
Webster Financial Corp. (Banks)	428	21,828
Wells Fargo & Co. (Banks)	18,835	911,801
Western Alliance Bancorp* (Banks)	447	22,100
Wintrust Financial Corp. (Banks)	262	18,743
Zions Bancorp (Banks)	851	38,355
TOTAL COMMON STOCKS (Cost $1,544,234)		7,301,738

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,823,186	$2,823,000	$2,823,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,823,000)		2,823,000
TOTAL INVESTMENT SECURITIES (Cost $4,367,234)—98.7%		10,124,738
Net other assets (liabilities)—1.3%		128,260
NET ASSETS—100.0%		$10,252,998

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,098,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/19	2.68%	$4,124,184	$27,535
Dow Jones U.S. Banks Index	UBS AG	8/23/19	2.53%	3,972,878	31,470
				$8,097,062	$59,005

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 73

Banks UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Banks	$7,249,415	70.7%
Thrifts & Mortgage Finance	52,323	0.5%
Other**	2,951,260	28.8%
Total	$10,252,998	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

74 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (73.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,284	$293,098
Albemarle Corp. (Chemicals)	617	45,016
Alcoa Corp.* (Metals & Mining)	1,081	24,312
Allegheny Technologies, Inc.* (Metals & Mining)	735	16,001
Ashland Global Holdings, Inc. (Chemicals)	366	29,090
Axalta Coating Systems, Ltd.* (Chemicals)	1,218	36,089
Cabot Corp. (Chemicals)	341	15,250
Carpenter Technology Corp. (Metals & Mining)	276	12,423
Celanese Corp. (Chemicals)	738	82,781
CF Industries Holdings, Inc. (Chemicals)	1,289	63,883
Commercial Metals Co. (Metals & Mining)	688	12,047
Compass Minerals International, Inc. (Metals & Mining)	197	11,002
Corteva, Inc. (Chemicals)	4,366	128,797
Domtar Corp. (Paper & Forest Products)	368	15,622
Dow, Inc. (Chemicals)	4,366	211,489
DuPont de Nemours, Inc. (Chemicals)	4,366	315,050
Eastman Chemical Co. (Chemicals)	808	60,883
Ecolab, Inc. (Chemicals)	1,479	298,358
Element Solutions, Inc.* (Chemicals)	1,383	13,858
FMC Corp. (Chemicals)	768	66,371
Freeport-McMoRan, Inc. (Metals & Mining)	8,461	93,579
GCP Applied Technologies, Inc.* (Chemicals)	424	9,341
H.B. Fuller Co. (Chemicals)	297	14,200
Huntsman Corp. (Chemicals)	1,224	25,153
Ingevity Corp.* (Chemicals)	244	24,044
International Flavors & Fragrances, Inc. (Chemicals)	591	85,098
Linde PLC (Chemicals)	3,165	605,400
LyondellBasell Industries N.V.—Class A (Chemicals)	1,772	148,299
Minerals Technologies, Inc. (Chemicals)	206	10,970
NewMarket Corp. (Chemicals)	51	21,502
Newmont Mining Corp. (Metals & Mining)	4,780	174,565
Nucor Corp. (Metals & Mining)	1,778	96,688
Olin Corp. (Chemicals)	962	19,307
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	462	9,730
PolyOne Corp. (Chemicals)	453	14,845
PPG Industries, Inc. (Chemicals)	1,376	161,529
Reliance Steel & Aluminum Co. (Metals & Mining)	392	39,180
Royal Gold, Inc. (Metals & Mining)	382	43,720
RPM International, Inc. (Chemicals)	764	51,822
Sensient Technologies Corp. (Chemicals)	247	16,838
Steel Dynamics, Inc. (Metals & Mining)	1,296	40,837
The Chemours Co. (Chemicals)	956	18,231
The Mosaic Co. (Chemicals)	2,070	52,143
The Scotts Miracle-Gro Co.—Class A (Chemicals)	230	25,801
Trinseo SA (Chemicals)	238	9,237
United States Steel Corp. (Metals & Mining)	1,006	15,120
Valvoline, Inc. (Chemicals)	1,098	22,169
W.R. Grace & Co. (Chemicals)	390	26,446
Westlake Chemical Corp. (Chemicals)	210	14,190
Worthington Industries, Inc. (Metals & Mining)	228	9,170
TOTAL COMMON STOCKS (Cost $1,688,376)		3,650,574

Repurchase Agreements(a)(b) (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,399,092	$1,399,000	$1,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,399,000)		1,399,000
TOTAL INVESTMENT SECURITIES (Cost $3,087,376)—101.9%		5,049,574
Net other assets (liabilities)—(1.9)%		(95,872)
NET ASSETS—100.0%		$4,953,702

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $529,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/19	2.68%	$1,896,868	$(56,170)
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/19	2.53%	1,891,297	(53,573)
				$3,788,165	$(109,743)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 75

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Chemicals	$3,036,578	61.3%
Metals & Mining	588,644	11.9%
Oil, Gas & Consumable Fuels	9,730	0.2%
Paper & Forest Products	15,622	0.3%
Other**	1,303,128	26.3%
Total	$4,953,702	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

76 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $19,303,270	$19,302,000	$19,302,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,302,000)		19,302,000
TOTAL INVESTMENT SECURITIES (Cost $19,302,000)—95.8%		19,302,000
Net other assets (liabilities)—4.2%		846,858
NET ASSETS—100.0%		$20,148,858

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $2,127,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	14	9/23/19	$(2,085,650)	$(46,173)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	(2.53)%	$(16,556,015)	$211,752
S&P 500	UBS AG	8/27/19	(2.33)%	(1,746,080)	23,789
				$(18,302,095)	$235,541

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 77

Common Stocks (78.5%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	249,185	$16,600,704
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	18,956	465,938
Agilent Technologies, Inc. (Life Sciences Tools & Services)	53,263	3,696,985
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,611	414,275
Alexion Pharmaceuticals, Inc.* (Biotechnology)	37,796	4,281,909
Alkermes PLC* (Biotechnology)	26,448	612,536
Allogene Therapeutics, Inc.* (Biotechnology)	3,278	101,618
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	15,983	1,240,121
Amgen, Inc. (Biotechnology)	102,810	19,182,289
Biogen, Inc.* (Biotechnology)	32,682	7,772,433
BioMarin Pharmaceutical, Inc.* (Biotechnology)	30,184	2,394,195
Bio-Techne Corp. (Life Sciences Tools & Services)	6,383	1,341,387
Bluebird Bio, Inc.* (Biotechnology)	9,291	1,219,258
Celgene Corp.* (Biotechnology)	118,877	10,920,040
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	8,218	1,105,650
Clovis Oncology, Inc.* (Biotechnology)	8,935	94,264
Exact Sciences Corp.* (Biotechnology)	21,766	2,505,484
Exelixis, Inc.* (Biotechnology)	50,865	1,081,899
FibroGen, Inc.* (Biotechnology)	12,926	610,883
Gilead Sciences, Inc. (Biotechnology)	214,284	14,039,887
Illumina, Inc.* (Life Sciences Tools & Services)	24,778	7,418,037
Immunomedics, Inc.* (Biotechnology)	29,058	428,606
Incyte Corp.* (Biotechnology)	30,002	2,547,770
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,016	252,406
Intrexon Corp.* (Biotechnology)(a)	11,923	95,265
Ionis Pharmaceuticals, Inc.* (Biotechnology)	23,652	1,557,721
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	26,601	4,234,081
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	3,303	302,258
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,181	3,163,972
Moderna, Inc.* (Biotechnology)	4,436	58,112
Myriad Genetics, Inc.* (Biotechnology)	12,368	360,404
Nektar Therapeutics* (Pharmaceuticals)	29,381	836,184
Neurocrine Biosciences, Inc.* (Biotechnology)	15,387	1,483,153
OPKO Health, Inc.* (Biotechnology)	67,447	142,313
Portola Pharmaceuticals, Inc.* (Biotechnology)	11,480	306,286
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	9,961	995,204
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,256	4,039,899
Sage Therapeutics, Inc.* (Biotechnology)	8,621	1,382,291
Sarepta Therapeutics, Inc.* (Biotechnology)	11,750	1,748,988
Seattle Genetics, Inc.* (Biotechnology)	18,218	1,379,285
Syneos Health, Inc.* (Life Sciences Tools & Services)	10,317	527,096
The Medicines Co.* (Pharmaceuticals)	11,086	397,322
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	9,105	548,667
United Therapeutics Corp.* (Biotechnology)	7,385	585,187
Vertex Pharmaceuticals, Inc.* (Biotechnology)	43,171	7,193,152
TOTAL COMMON STOCKS (Cost $66,069,197)		131,665,414

Repurchase Agreements(b)(c) (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $36,826,423	$36,824,000	$36,824,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,824,000)		36,824,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	74,454	$74,454
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	14,019	14,019
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $88,473)		88,473
TOTAL INVESTMENT SECURITIES (Cost $102,981,670)—100.6%		168,577,887
Net other assets (liabilities)—(0.6)%		(1,048,508)
NET ASSETS—100.0%		$167,529,379

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $85,685.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $22,170,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

See accompanying notes to the financial statements.

78 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/19	2.68%	$58,741,032	$(226,253)
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/19	2.68%	61,311,785	(237,804)
				$120,052,817	$(464,057)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Biotechnology	$107,949,496	64.4%
Life Sciences Tools & Services	22,482,412	13.4%
Pharmaceuticals	1,233,506	0.7%
Other**	35,863,965	21.5%
Total	$167,529,379	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 79

Common Stocks (58.6%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	2,721	$236,998
Accenture PLC—Class A (IT Services)	0.3%	984	189,499
Adobe Systems, Inc.* (Software)*	0.3%	753	225,042
Alphabet, Inc.—Class C* (Interactive Media & Services)*	0.9%	473	575,490
Alphabet, Inc.—Class A* (Interactive Media & Services)*	0.9%	462	562,808
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.8%	638	1,191,005
Amgen, Inc. (Biotechnology)	0.3%	941	175,571
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.2%	6,741	1,436,102
AT&T, Inc. (Diversified Telecommunication Services)	0.6%	11,256	383,267
Bank of America Corp. (Banks)	0.6%	13,638	418,413
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.9%	2,989	614,030
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	611	177,184
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	2,938	361,697
Cisco Systems, Inc. (Communications Equipment)	0.6%	6,602	365,750
Citigroup, Inc. (Banks)	0.4%	3,566	253,757
Comcast Corp.—Class A (Media)	0.5%	6,986	301,586
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	678	186,877
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	6,526	485,274
Facebook, Inc.—Class A* (Interactive Media & Services)*	1.1%	3,705	719,623
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	1,122	193,500
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	6,905	349,049
International Business Machines Corp. (IT Services)	0.3%	1,367	202,644
Johnson & Johnson (Pharmaceuticals)	0.8%	4,095	533,251
JPMorgan Chase & Co. (Banks)	0.9%	5,003	580,347
MasterCard, Inc.—Class A (IT Services)	0.6%	1,386	377,366
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	1,178	248,229
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	2,068	210,812
Merck & Co., Inc. (Pharmaceuticals)	0.5%	3,971	329,553
Microsoft Corp. (Software)	2.5%	11,818	1,610,439
Netflix, Inc.* (Entertainment)*	0.3%	674	217,695
Oracle Corp. (Software)	0.3%	3,742	210,675
PayPal Holdings, Inc.* (IT Services)*	0.3%	1,812	200,045
PepsiCo, Inc. (Beverages)	0.4%	2,162	276,325
Pfizer, Inc. (Pharmaceuticals)	0.5%	8,562	332,548
Philip Morris International, Inc. (Tobacco)	0.3%	2,399	200,580
Salesforce.com, Inc.* (Software)*	0.3%	1,198	185,091
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.3%	1,868	176,882
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,447	180,889
The Boeing Co. (Aerospace & Defense)	0.4%	807	275,331
The Coca-Cola Co. (Beverages)	0.5%	5,922	311,675
The Home Depot, Inc. (Specialty Retail)	0.6%	1,697	362,631
The Procter & Gamble Co. (Household Products)	0.7%	3,869	456,696
The Walt Disney Co. (Entertainment)	0.6%	2,692	384,983
Union Pacific Corp. (Road & Rail)	0.3%	1,092	196,505
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	1,466	365,049
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	6,378	352,512
Visa, Inc.—Class A (IT Services)	0.7%	2,682	477,395
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	2,157	238,089
Wells Fargo & Co. (Banks)	0.5%	6,238	301,982
Other Common Stocks(a)	29.2%	269,232	19,063,678
TOTAL COMMON STOCKS (Cost $11,642,410)			38,262,419

Repurchase Agreements(b)(c) (45.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $29,602,947	$29,601,000	$29,601,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,601,000)		29,601,000

See accompanying notes to the financial statements.

80 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2019

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	14,811	$14,811
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	2,789	2,789
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,600)		17,600
TOTAL INVESTMENT SECURITIES (Cost $41,261,010)—103.9%		67,881,019
Net other assets (liabilities)—(3.9)%		(2,528,145)
NET ASSETS—100.0%		$65,352,874

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $17,090.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $2,038,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	9/23/19	$14,748,525	$400,340

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	2.73%	$3,301,671	$(78,758)
S&P 500	UBS AG	8/27/19	2.68%	9,106,990	(124,253)
				$12,408,661	$(203,011)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 81

Bull ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$981,703	1.5%
Air Freight & Logistics	229,546	0.4%
Airlines	156,971	0.2%
Auto Components	46,981	0.1%
Automobiles	148,417	0.2%
Banks	2,147,232	3.2%
Beverages	707,463	1.1%
Biotechnology	792,244	1.2%
Building Products	107,331	0.2%
Capital Markets	1,054,558	1.6%
Chemicals	756,557	1.2%
Commercial Services & Supplies	165,824	0.3%
Communications Equipment	458,173	0.7%
Construction & Engineering	22,799	NM
Construction Materials	52,007	0.1%
Consumer Finance	278,118	0.4%
Containers & Packaging	144,312	0.2%
Distributors	34,886	0.1%
Diversified Consumer Services	8,695	NM
Diversified Financial Services	622,370	1.0%
Diversified Telecommunication Services	753,672	1.2%
Electric Utilities	755,056	1.2%
Electrical Equipment	176,052	0.3%
Electronic Equipment, Instruments & Components	171,821	0.3%
Energy Equipment & Services	177,059	0.3%
Entertainment	740,464	1.1%
Equity Real Estate Investment Trusts	1,144,638	1.8%
Food & Staples Retailing	566,611	0.9%
Food Products	440,955	0.7%
Gas Utilities	19,627	NM
Health Care Equipment & Supplies	1,361,961	2.1%
Health Care Providers & Services	1,041,287	1.6%
Health Care Technology	35,968	0.1%
Hotels, Restaurants & Leisure	753,659	1.2%
Household Durables	114,768	0.2%
Household Products	684,112	1.0%
Independent Power and Renewable Electricity Producers	31,259	NM
Industrial Conglomerates	547,563	0.8%
Insurance	953,713	1.5%
Interactive Media & Services	1,912,625	2.9%
Internet & Direct Marketing Retail	1,393,590	2.1%
IT Services	2,151,245	3.3%
Leisure Products	21,688	NM
Life Sciences Tools & Services	377,782	0.6%
Machinery	588,206	0.9%
Media	547,875	0.8%
Metals & Mining	96,461	0.1%
Multiline Retail	188,485	0.3%
Multi-Utilities	407,799	0.6%
Oil, Gas & Consumable Fuels	1,688,477	2.6%
Personal Products	67,318	0.1%
Pharmaceuticals	1,648,351	2.5%
Professional Services	123,991	0.2%
Real Estate Management & Development	25,551	NM
Road & Rail	391,256	0.6%
Semiconductors & Semiconductor Equipment	1,481,834	2.3%
Software	2,540,708	3.8%
Specialty Retail	891,106	1.4%
Technology Hardware, Storage & Peripherals	1,588,972	2.4%
Textiles, Apparel & Luxury Goods	273,122	0.4%
Tobacco	336,377	0.5%
Trading Companies & Distributors	62,590	0.1%
Water Utilities	31,909	NM
Wireless Telecommunication Services	38,669	0.1%
Other**	27,090,455	41.4%
Total	$65,352,874	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM             Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

82 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (74.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	7,102	$346,152
Alphabet, Inc.*—Class A (Interactive Media & Services)	754	918,523
Alphabet, Inc.*—Class C (Interactive Media & Services)	772	939,277
AT&T, Inc. (Diversified Telecommunication Services)	10,016	341,045
CBS Corp.—Class B (Media)	3,709	191,051
CenturyLink, Inc. (Diversified Telecommunication Services)	10,112	122,254
Charter Communications, Inc.*—Class A (Media)	822	316,782
Comcast Corp.—Class A (Media)	7,658	330,595
Discovery Communications, Inc.*—Class A (Media)	1,664	50,436
Discovery Communications, Inc.*—Class C (Media)	3,800	107,312
Dish Network Corp.*—Class A (Media)	2,432	82,348
Electronic Arts, Inc.* (Entertainment)	3,127	289,248
Facebook, Inc.*—Class A (Interactive Media & Services)	7,461	1,449,150
Fox Corp.—Class A (Media)	3,734	139,353
Fox Corp.—Class B (Media)	1,712	63,686
Netflix, Inc.* (Entertainment)	953	307,809
News Corp.—Class A (Media)	4,063	53,469
News Corp.—Class B (Media)	1,306	17,579
Omnicom Group, Inc. (Media)	2,319	186,030
Take-Two Interactive Software, Inc.* (Entertainment)	1,186	145,309
The Interpublic Group of Cos., Inc. (Media)	4,080	93,514
The Walt Disney Co. (Entertainment)	2,289	327,350
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	921	73,431
TripAdvisor, Inc.* (Interactive Media & Services)	1,091	48,168
Twitter, Inc.* (Interactive Media & Services)	7,697	325,660
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,561	307,356
Viacom, Inc.—Class B (Entertainment)	3,727	113,114
TOTAL COMMON STOCKS (Cost $7,381,595)		7,686,001

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,580,170	$2,580,000	$2,580,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,580,000)		2,580,000
TOTAL INVESTMENT SECURITIES (Cost $9,961,595)—99.9%		10,266,001
Net other assets (liabilities)—0.1%		9,235
NET ASSETS—100.0%		$10,275,236

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $809,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/23/19	2.68%	$3,903,388	$46,713
S&P Communication Services Select Sector Index	UBS AG	8/23/19	2.53%	3,825,118	55,860
				$7,728,506	$102,573

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Diversified Telecommunication Services	$770,655	7.5%
Entertainment	1,528,982	14.9%
Interactive Media & Services	3,680,778	35.8%
Media	1,632,155	15.9%
Wireless Telecommunication Services	73,431	0.7%
Other**	2,589,235	25.2%
Total	$10,275,236	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 83

Common Stocks (76.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,307	$63,703
Adient PLC (Auto Components)	148	3,515
Altria Group, Inc. (Tobacco)	3,193	150,295
Aptiv PLC (Auto Components)	440	38,566
Archer-Daniels-Midland Co. (Food Products)	956	39,272
Autoliv, Inc. (Auto Components)	149	10,750
B&G Foods, Inc.—Class A (Food Products)(a)	112	2,047
BorgWarner, Inc. (Auto Components)	354	13,381
Brown-Forman Corp.—Class B (Beverages)	284	15,566
Brunswick Corp. (Leisure Products)	149	7,325
Bunge, Ltd. (Food Products)	241	14,082
Campbell Soup Co. (Food Products)	329	13,601
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	258	9,182
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	77	7,163
Church & Dwight Co., Inc. (Household Products)	420	31,685
Colgate-Palmolive Co. (Household Products)	1,465	105,099
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	50	5,299
ConAgra Foods, Inc. (Food Products)	829	23,933
Constellation Brands, Inc.—Class A (Beverages)	285	56,094
Coty, Inc. (Personal Products)	513	5,597
D.R. Horton, Inc. (Household Durables)	580	26,640
Dana Holding Corp. (Auto Components)	246	4,111
Darling Ingredients, Inc.* (Food Products)	281	5,713
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	50	7,814
Delphi Technologies PLC (Auto Components)	150	2,811
Edgewell Personal Care Co.* (Personal Products)	92	2,800
Electronic Arts, Inc.* (Entertainment)	506	46,805
Energizer Holdings, Inc. (Household Products)	109	4,587
Flowers Foods, Inc. (Food Products)	314	7,442
Ford Motor Co. (Automobiles)	6,689	63,746
Garrett Motion, Inc.* (Auto Components)	127	1,800
General Mills, Inc. (Food Products)	1,022	54,278
General Motors Co. (Automobiles)	2,252	90,847
Gentex Corp. (Auto Components)	436	11,955
Genuine Parts Co. (Distributors)	249	24,183
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	617	9,928
Harley-Davidson, Inc. (Automobiles)	272	9,732
Hasbro, Inc. (Leisure Products)	198	23,989
Helen of Troy, Ltd.* (Household Durables)	43	6,376
Herbalife, Ltd.* (Personal Products)	173	7,096
Herman Miller, Inc. (Commercial Services & Supplies)	100	4,534
HNI Corp. (Commercial Services & Supplies)	74	2,534
Hormel Foods Corp. (Food Products)	465	19,060
Ingredion, Inc. (Food Products)	114	8,811
Jefferies Financial Group, Inc. (Diversified Financial Services)	432	9,215
Kellogg Co. (Food Products)	424	24,685
Keurig Dr Pepper, Inc. (Beverages)	312	8,780
Kimberly-Clark Corp. (Household Products)	587	79,627
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	79	2,317
Lamb Weston Holding, Inc. (Food Products)	250	16,780
Lancaster Colony Corp. (Food Products)	33	5,142
Lear Corp. (Auto Components)	106	13,439
Leggett & Platt, Inc. (Household Durables)	224	8,953
Lennar Corp.—Class A (Household Durables)	487	23,167
Lennar Corp.—Class B (Household Durables)	27	1,026
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	180	34,396
Mattel, Inc.* (Leisure Products)	590	8,614
McCormick & Co., Inc. (Food Products)	209	33,135
Mohawk Industries, Inc.* (Household Durables)	105	13,092
Molson Coors Brewing Co.—Class B (Beverages)	321	17,331
Mondelez International, Inc.—Class A (Food Products)	2,459	131,532
Monster Beverage Corp.* (Beverages)	668	43,066
National Beverage Corp. (Beverages)	21	914
Newell Rubbermaid, Inc. (Household Durables)	664	9,422
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,145	184,534
Nu Skin Enterprises, Inc.—Class A (Personal Products)	95	3,798
NVR, Inc.* (Household Durables)	6	20,065
PepsiCo, Inc. (Beverages)	2,393	305,849
Performance Food Group Co.* (Food & Staples Retailing)	180	7,893
Philip Morris International, Inc. (Tobacco)	2,656	222,068
Pilgrim’s Pride Corp.* (Food Products)	89	2,408
Polaris Industries, Inc. (Leisure Products)	98	9,278
Pool Corp. (Distributors)	68	12,877
Post Holdings, Inc.* (Food Products)	114	12,223
PulteGroup, Inc. (Household Durables)	435	13,707
PVH Corp. (Textiles, Apparel & Luxury Goods)	128	11,382
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	89	9,276
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	229	8,688
Spectrum Brands Holdings, Inc. (Household Products)	71	3,558
Stanley Black & Decker, Inc. (Machinery)	259	38,225
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	133	4,590
Take-Two Interactive Software, Inc.* (Entertainment)	192	23,524
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	495	15,310
Tempur Sealy International, Inc.* (Household Durables)	78	6,257
Tenneco, Inc. (Auto Components)	86	777
Tesla Motors, Inc.* (Automobiles)(a)	235	56,778
The Clorox Co. (Household Products)	217	35,284
The Coca-Cola Co. (Beverages)	6,554	344,936
The Estee Lauder Cos., Inc.—Class A (Personal Products)	374	68,887
The Goodyear Tire & Rubber Co. (Auto Components)	397	5,451
The Hain Celestial Group, Inc.* (Food Products)	153	3,331
The Hershey Co. (Food Products)	238	36,114
The JM Smucker Co.—Class A (Food Products)	194	21,571
The Kraft Heinz Co. (Food Products)	1,062	33,995
The Procter & Gamble Co. (Household Products)	4,281	505,328
Thor Industries, Inc. (Automobiles)	89	5,304
Toll Brothers, Inc. (Household Durables)	226	8,129
TreeHouse Foods, Inc.* (Food Products)	96	5,697
Tupperware Brands Corp. (Household Durables)	83	1,271

See accompanying notes to the financial statements.

84 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Tyson Foods, Inc.—Class A (Food Products)	503	$39,989
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	321	7,405
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	332	6,753
US Foods Holding Corp.* (Food & Staples Retailing)	373	13,193
V.F. Corp. (Textiles, Apparel & Luxury Goods)	556	48,589
Veoneer, Inc.* (Auto Components)	190	3,449
Visteon Corp.* (Auto Components)	48	3,162
WABCO Holdings, Inc.* (Machinery)	87	11,520
Whirlpool Corp. (Household Durables)	108	15,712
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	151	4,100
TOTAL COMMON STOCKS (Cost $1,914,701)		3,750,615

Repurchase Agreements(b)(c) (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,132,074	$1,132,000	$1,132,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,132,000)		1,132,000

Collateral for Securities Loaned (1.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	43,738	$43,738
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	8,235	8,235
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $51,973)		51,973
TOTAL INVESTMENT SECURITIES (Cost $3,098,674)—101.0%		4,934,588
Net other assets (liabilities)—(1.0)%		(48,584)
NET ASSETS—100.0%		$4,886,004

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $50,783.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $740,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/19	2.68%	$1,777,166	$(15,214)
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/19	2.53%	1,806,837	(18,552)
				$3,584,003	$(33,766)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Auto Components	$113,167	2.3%
Automobiles	226,407	4.6%
Beverages	792,536	16.2%
Commercial Services & Supplies	7,068	0.1%
Distributors	37,060	0.8%
Diversified Financial Services	9,215	0.2%
Entertainment	134,032	2.7%
Food & Staples Retailing	21,086	0.4%
Food Products	554,841	11.4%
Household Durables	153,817	3.1%
Household Products	765,168	15.8%
Leisure Products	49,206	1.0%
Machinery	49,745	1.0%
Personal Products	88,178	1.8%
Textiles, Apparel & Luxury Goods	376,726	7.7%
Tobacco	372,363	7.6%
Other**	1,135,389	23.3%
Total	$4,886,004	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 85

Common Stocks (75.7%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	1,258	$79,317
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,051	49,786
Advance Auto Parts, Inc. (Specialty Retail)	1,334	200,954
Alaska Air Group, Inc. (Airlines)	2,296	145,475
Allegiant Travel Co. (Airlines)	239	35,814
Altice USA, Inc.* (Media)	2,190	56,524
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,687	14,349,937
AMC Networks, Inc.*—Class A (Media)	842	44,946
AMERCO (Road & Rail)	142	54,954
American Airlines Group, Inc. (Airlines)	7,360	224,554
American Eagle Outfitters, Inc. (Specialty Retail)	3,042	53,813
AmerisourceBergen Corp. (Health Care Providers & Services)	2,892	252,038
Aramark (Hotels, Restaurants & Leisure)	4,582	165,823
AutoNation, Inc.* (Specialty Retail)	1,061	51,649
AutoZone, Inc.* (Specialty Retail)	456	512,106
Avis Budget Group, Inc.* (Road & Rail)	1,186	43,159
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,274	46,157
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	2,456	23,848
Best Buy Co., Inc. (Specialty Retail)	4,318	330,457
Big Lots, Inc. (Multiline Retail)	743	19,021
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,704	29,019
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	805	1,518,721
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,486	39,364
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	1,089	165,605
Brinker International, Inc. (Hotels, Restaurants & Leisure)	697	27,775
Burlington Stores, Inc.* (Specialty Retail)	1,234	223,046
Cable One, Inc. (Media)	92	111,946
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	10,879	128,807
Cardinal Health, Inc. (Health Care Providers & Services)	5,539	253,298
CarMax, Inc.* (Specialty Retail)	3,089	271,091
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	7,443	351,533
Casey’s General Stores, Inc. (Food & Staples Retailing)	681	110,261
CBS Corp.—Class B (Media)	6,544	337,081
Charter Communications, Inc.*—Class A (Media)	3,198	1,232,446
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	453	360,375
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	631	54,146
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	659	78,849
Cinemark Holdings, Inc. (Entertainment)	1,981	79,082
Comcast Corp.—Class A (Media)	84,191	3,634,526
Copart, Inc.* (Commercial Services & Supplies)	3,748	290,583
Costco Wholesale Corp. (Food & Staples Retailing)	8,175	2,253,275
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	447	77,648
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	2,286	277,886
Delta Air Lines, Inc. (Airlines)	11,072	675,834
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,256	46,686
Dillard’s, Inc.—Class A (Multiline Retail)(a)	331	24,090
Discovery Communications, Inc.*—Class A (Media)	2,935	88,960
Discovery Communications, Inc.*—Class C (Media)	6,702	189,264
Dish Network Corp.*—Class A (Media)	4,288	145,192
Dollar General Corp. (Multiline Retail)	4,802	643,564
Dollar Tree, Inc.* (Multiline Retail)	4,416	449,328
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	765	187,065
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,537	123,206
Expedia, Inc. (Internet & Direct Marketing Retail)	2,573	341,540
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	3,502	58,553
Five Below, Inc.* (Specialty Retail)	1,041	122,276
Floor & Decor Holdings, Inc.* (Specialty Retail)	1,078	42,204
Foot Locker, Inc. (Specialty Retail)	2,087	85,692
Fox Corp.—Class A (Media)	6,587	245,827
Fox Corp.—Class B (Media)	3,018	112,270
frontdoor, Inc.*—Class A (Diversified Consumer Services)	1,572	71,746
Graham Holdings Co.—Class B (Diversified Consumer Services)	81	60,161
Grand Canyon Education, Inc.* (Diversified Consumer Services)	896	97,458
Groupon, Inc.* (Internet & Direct Marketing Retail)	7,606	23,959
H & R Block, Inc. (Diversified Consumer Services)	3,780	104,668
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,687	55,165
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,409	522,239
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	711	54,996
IAA, Inc.* (Commercial Services & Supplies)	2,478	115,847
IHS Markit, Ltd.* (Professional Services)	6,763	435,672
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	480	34,478
JetBlue Airways Corp.* (Airlines)	5,595	107,592
John Wiley & Sons, Inc.—Class A (Media)	838	38,137
KAR Auction Services, Inc. (Commercial Services & Supplies)	2,479	66,288
Kohl’s Corp. (Multiline Retail)	3,011	162,172
L Brands, Inc. (Specialty Retail)	4,263	110,625
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	6,751	408,030
Liberty Broadband Corp.*—Class A (Media)	489	48,015
Liberty Broadband Corp.*—Class C (Media)	2,837	282,310
Liberty Global PLC*—Class A (Media)	3,816	101,773
Liberty Global PLC*—Class C (Media)	9,683	252,145
Liberty Latin America, Ltd.*—Class A (Media)	805	13,194

See accompanying notes to the financial statements.

86 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Liberty Latin America, Ltd.*—Class C (Media)	2,236	$36,670
Liberty Media Group*—Class A (Entertainment)	478	17,915
Liberty Media Group*—Class C (Entertainment)	3,772	148,541
Liberty SiriusXM Group*—Class A (Media)	1,549	64,485
Liberty SiriusXM Group*—Class C (Media)	2,900	121,394
Lions Gate Entertainment Corp.—Class A (Entertainment)	1,029	13,284
Lions Gate Entertainment Corp.—Class B (Entertainment)	1,987	24,222
Lithia Motors, Inc.—Class A (Specialty Retail)	416	54,862
Live Nation Entertainment, Inc.* (Entertainment)	2,596	187,068
LiveRamp Holdings, Inc.* (IT Services)	1,282	67,549
LKQ Corp.* (Distributors)	5,837	157,190
Lowe’s Cos., Inc. (Specialty Retail)	14,553	1,475,673
Macy’s, Inc. (Multiline Retail)	5,741	130,493
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	5,138	714,512
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	726	74,219
McDonald’s Corp. (Hotels, Restaurants & Leisure)	14,193	2,990,750
Meredith Corp. (Media)	746	40,926
MGM Resorts International (Hotels, Restaurants & Leisure)	9,487	284,800
Murphy USA, Inc.* (Specialty Retail)	557	49,217
National Vision Holdings, Inc.* (Specialty Retail)	1,192	37,655
Netflix, Inc.* (Entertainment)	8,126	2,624,617
News Corp.—Class A (Media)	7,165	94,291
News Corp.—Class B (Media)	2,301	30,971
Nexstar Broadcasting Group, Inc.—Class A (Media)	856	87,115
Nordstrom, Inc. (Multiline Retail)	1,955	64,730
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,005	198,007
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	966	81,811
Omnicom Group, Inc. (Media)	4,093	328,340
O’Reilly Automotive, Inc.* (Specialty Retail)	1,454	553,625
Penske Automotive Group, Inc. (Specialty Retail)	669	30,754
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,572	123,654
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	7,442	105,230
Rite Aid Corp.* (Food & Staples Retailing)(a)	1,001	6,977
Rollins, Inc. (Commercial Services & Supplies)	2,740	91,872
Ross Stores, Inc. (Specialty Retail)	6,830	724,185
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	3,195	371,706
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,242	30,805
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,038	21,227
Service Corp. International (Diversified Consumer Services)	3,387	156,276
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	2,528	134,565
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	638	32,340
Signet Jewelers, Ltd. (Specialty Retail)	970	17,596
Sinclair Broadcast Group, Inc.—Class A (Media)	1,224	61,506
Sirius XM Holdings, Inc. (Media)	29,973	187,631
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,332	70,370
Sotheby’s*—Class A (Diversified Consumer Services)	615	36,722
Southwest Airlines Co. (Airlines)	9,085	468,150
Spirit Airlines, Inc.* (Airlines)	1,272	53,971
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,192	37,111
Starbucks Corp. (Hotels, Restaurants & Leisure)	22,514	2,131,852
Sysco Corp. (Food & Staples Retailing)	8,789	602,662
Target Corp. (Multiline Retail)	9,523	822,787
TEGNA, Inc. (Media)	4,021	61,079
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,241	68,540
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	774	33,344
The Gap, Inc. (Specialty Retail)	3,935	76,733
The Home Depot, Inc. (Specialty Retail)	20,452	4,370,387
The Interpublic Group of Cos., Inc. (Media)	7,194	164,886
The Kroger Co. (Food & Staples Retailing)	14,993	317,252
The Madison Square Garden Co.*—Class A (Entertainment)	321	93,103
The Michaels Cos., Inc.* (Specialty Retail)	1,676	11,514
The New York Times Co.—Class A (Media)	2,641	94,231
The TJX Cos., Inc. (Specialty Retail)	22,541	1,229,836
The Walt Disney Co. (Entertainment)	32,449	4,640,531
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,388	61,628
Tiffany & Co. (Specialty Retail)	2,009	188,685
Tractor Supply Co. (Specialty Retail)	2,242	243,952
Tribune Media Co.—Class A (Media)	1,509	70,123
TripAdvisor, Inc.* (Interactive Media & Services)	1,925	84,989
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,032	360,426
United Continental Holdings, Inc.* (Airlines)	4,109	377,658
Urban Outfitters, Inc.* (Specialty Retail)	1,275	30,358
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	747	184,150
Viacom, Inc.—Class A (Entertainment)	166	5,803
Viacom, Inc.—Class B (Entertainment)	6,574	199,521
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	14,446	787,163
Wal-Mart Stores, Inc. (Food & Staples Retailing)	25,987	2,868,444
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	1,191	156,212
Weight Watchers International, Inc.* (Diversified Consumer Services)	723	15,653
Williams-Sonoma, Inc. (Specialty Retail)	1,466	97,753
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,740	81,884
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,809	102,299

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 87

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,801	$234,256
Yelp, Inc.* (Interactive Media & Services)	1,321	46,301
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	5,687	639,901
TOTAL COMMON STOCKS (Cost $49,304,463)		70,468,392

Repurchase Agreements(b)(c) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $24,458,609	$24,457,000	$24,457,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,457,000)		24,457,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	41,614	$41,614
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	7,836	7,836
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,450)		49,450
TOTAL INVESTMENT SECURITIES (Cost $73,810,913)—102.1%		94,974,842
Net other assets (liabilities)—(2.1)%		(1,927,638)
NET ASSETS—100.0%		$93,047,204

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $48,900.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $13,487,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/19	2.68%	$34,045,020	$(654,315)
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/19	2.53%	34,996,156	(680,025)
				$69,041,176	$(1,334,340)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

88 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Airlines	$2,089,048	2.2%
Commercial Services & Supplies	564,590	0.6%
Distributors	157,190	0.2%
Diversified Consumer Services	892,640	1.0%
Entertainment	8,033,687	8.6%
Food & Staples Retailing	6,983,145	7.5%
Health Care Providers & Services	505,336	0.5%
Hotels, Restaurants & Leisure	11,422,056	12.3%
Interactive Media & Services	131,290	0.1%
Internet & Direct Marketing Retail	16,527,939	17.8%
IT Services	67,549	0.1%
Media	8,378,204	9.0%
Multiline Retail	2,397,996	2.6%
Professional Services	435,672	0.5%
Road & Rail	98,113	0.1%
Specialty Retail	11,737,780	12.6%
Trading Companies & Distributors	46,157	NM
Other**	22,578,812	24.3%
Total	$93,047,204	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM             Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 89

Common Stocks (99.9%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	6,728	$125,074
Anheuser-Busch InBev N.V.ADR (Beverages)	3,214	324,550
ArcelorMittalNYS—Class A (Metals & Mining)	5,001	78,616
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,014	225,929
AstraZeneca PLCADR (Pharmaceuticals)	4,818	209,150
Banco Santander S.A.ADR (Banks)	35,077	148,726
Barclays PLCADR (Banks)	15,394	115,147
BP PLCADR (Oil, Gas & Consumable Fuels)	5,712	226,995
British American Tobacco PLCADR (Tobacco)	4,874	173,563
Diageo PLCADR (Beverages)	1,186	197,920
Equinor ASAADR (Oil, Gas & Consumable Fuels)	7,484	133,290
EricssonADR (Communications Equipment)	13,188	114,867
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,701	194,058
Grifols SAADR (Biotechnology)	5,475	124,611
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	831	134,871
HSBC Holdings PLCADR (Banks)	5,677	227,989
ING Groep N.V.ADR (Banks)	11,706	129,937
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	3,337	156,138
National Grid PLCADR (Multi-Utilities)	2,387	122,787
Nokia Corp.ADR (Communications Equipment)	20,283	109,731
NOVO Nordisk A/SADR (Pharmaceuticals)	3,746	179,508
Rio Tinto PLCADR (Metals & Mining)	3,452	197,040
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	5,888	370,297
Ryanair Holdings PLC*ADR (Airlines)	1,434	89,094
S.A.P. SEADR (Software)	2,145	263,899
SanofiADR (Pharmaceuticals)	3,978	165,883
Tenaris S.A.ADR (Energy Equipment & Services)	4,526	113,059
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,165	215,497
Unilever N.V.NYS (Personal Products)	4,576	264,218
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,959	126,097
TOTAL COMMON STOCKS (Cost $4,245,727)		5,258,541
TOTAL INVESTMENT SECURITIES (Cost $4,245,727)—99.9%		5,258,541
Net other assets (liabilities)—0.1%		2,941
NET ASSETS—100.0%		$5,261,482

*                           Non-income producing security.

NYS               New York Shares

ADR              American Depositary Receipt

Europe 30 ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Airlines	$89,094	1.7%
Banks	621,799	11.8%
Beverages	522,469	9.9%
Biotechnology	249,685	4.7%
Communications Equipment	224,599	4.3%
Energy Equipment & Services	113,059	2.1%
Health Care Equipment & Supplies	156,138	3.0%
Metals & Mining	275,656	5.2%
Multi-Utilities	122,787	2.3%
Oil, Gas & Consumable Fuels	946,079	18.1%
Personal Products	264,218	5.0%
Pharmaceuticals	883,470	16.8%
Semiconductors & Semiconductor Equipment	225,929	4.3%
Software	263,899	5.0%
Tobacco	173,563	3.3%
Wireless Telecommunication Services	126,097	2.4%
Other**	2,941	0.1%
Total	$5,261,482	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
Belgium	$324,550	6.2%
Denmark	179,508	3.4%
Finland	109,731	2.1%
France	381,380	7.3%
Germany	263,899	5.0%
Ireland	214,168	4.1%
Luxembourg	191,675	3.6%
Netherlands	882,301	16.8%
Norway	133,290	2.5%
Spain	273,337	5.2%
Sweden	114,867	2.2%
United Kingdom	2,189,835	41.5%
Other**	2,941	0.1%
Total	$5,261,482	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

90 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $988,065	$988,000	$988,000
TOTAL REPURCHASE AGREEMENTS (Cost $988,000)		988,000
TOTAL INVESTMENT SECURITIES (Cost $988,000)—98.2%		988,000
Net other assets (liabilities)—1.8%		18,481
NET ASSETS—100.0%		$1,006,481

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $142,000.

As of July 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$5,086	British pound	4,182	8/9/19	$5,087	$(1)
U.S. dollar	5,740	Canadian dollar	7,547	8/9/19	5,720	20
U.S. dollar	37,091	Euro	33,220	8/9/19	36,799	292
U.S. dollar	8,545	Japanese yen	927,493	8/9/19	8,533	12
U.S. dollar	2,330	Swedish krona	22,270	8/9/19	2,307	23
U.S. dollar	2,343	Swiss franc	2,319	8/9/19	2,334	9
Total Short Contracts	$61,135				$60,780	$355
Long:
British pound	35,528	U.S. dollar	$44,419	8/9/19	$43,218	$(1,201)
Canadian dollar	52,877	U.S. dollar	40,283	8/9/19	40,078	(205)
Euro	168,980	U.S. dollar	189,986	8/9/19	187,186	(2,800)
Japanese yen	3,390,557	U.S. dollar	31,259	8/9/19	31,194	(65)
Swedish krona	59,338	U.S. dollar	6,285	8/9/19	6,148	(137)
Swiss franc	8,218	U.S. dollar	8,307	8/9/19	8,272	(35)
Total Long Contracts			$320,539		$316,096	$(4,443)

As of July 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$111,903	British pound	90,084	8/9/19	$109,581	$2,322
U.S. dollar	85,980	Canadian dollar	112,403	8/9/19	85,196	784
U.S. dollar	542,328	Euro	483,152	8/9/19	535,207	7,121
U.S. dollar	129,816	Japanese yen	14,036,937	8/9/19	129,145	671
U.S. dollar	39,750	Swedish krona	372,683	8/9/19	38,615	1,135
U.S. dollar	34,444	Swiss franc	33,957	8/9/19	34,181	263
Total Short Contracts	$944,221				$931,925	$12,296
Long:
British pound	157,326	U.S. dollar	$196,977	8/9/19	$191,377	$(5,600)
Canadian dollar	188,048	U.S. dollar	143,580	8/9/19	142,532	(1,048)
Euro	871,332	U.S. dollar	982,076	8/9/19	965,210	(16,866)
Japanese yen	26,470,559	U.S. dollar	244,414	8/9/19	243,538	(876)
Swedish krona	744,285	U.S. dollar	79,196	8/9/19	77,117	(2,079)
Swiss franc	64,091	U.S. dollar	64,889	8/9/19	64,513	(376)
Total Long Contracts			$1,711,132		$1,684,287	$(26,845)
			Total unrealized appreciation			$12,652
			Total unrealized (depreciation)			(31,289)
		Total net unrealized appreciation/(depreciation)				$(18,637)

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 91

Common Stocks (77.7%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	482	$13,530
Affiliated Managers Group, Inc. (Capital Markets)	298	25,565
Aflac, Inc. (Insurance)	4,347	228,826
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,126	53,580
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	658	96,305
Alleghany Corp.* (Insurance)	84	57,601
Ally Financial, Inc. (Consumer Finance)	2,316	76,220
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	800	37,400
American Express Co. (Consumer Finance)	3,992	496,486
American Financial Group, Inc. (Insurance)	413	42,283
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,517	36,727
American International Group, Inc. (Insurance)	5,072	283,981
American Tower Corp. (Equity Real Estate Investment Trusts)	2,578	545,557
Ameriprise Financial, Inc. (Capital Markets)	781	113,643
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,490	81,079
Aon PLC (Insurance)	1,403	265,518
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	869	43,050
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,226	19,260
Arch Capital Group, Ltd.* (Insurance)	2,355	91,115
Arthur J. Gallagher & Co. (Insurance)	1,080	97,664
Associated Banc-Corp. (Banks)	955	20,695
Assurant, Inc. (Insurance)	358	40,583
Assured Guaranty, Ltd. (Insurance)	592	25,864
Athene Holding, Ltd.* (Insurance)	726	29,664
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	813	169,746
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,460	32,821
Axis Capital Holdings, Ltd. (Insurance)	490	31,198
BancorpSouth Bank (Banks)	536	16,021
Bank of America Corp. (Banks)	51,552	1,581,614
Bank of Hawaii Corp. (Banks)	239	20,375
Bank OZK (Banks)	704	21,528
BankUnited, Inc. (Banks)	573	19,717
BB&T Corp. (Banks)	4,466	230,133
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	11,299	2,321,153
BGC Partners, Inc.—Class A (Capital Markets)	1,582	8,717
BlackRock, Inc.—Class A (Capital Markets)	694	324,570
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	733	26,036
BOK Financial Corp. (Banks)	184	15,397
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	901	119,788
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,027	15,148
Brighthouse Financial, Inc.* (Insurance)	675	26,440
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,737	32,968
Brown & Brown, Inc. (Insurance)	1,365	49,044
Camden Property Trust (Equity Real Estate Investment Trusts)	563	58,389
Capital One Financial Corp. (Consumer Finance)	2,738	253,046
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	823	11,242
Cathay General Bancorp, Inc. (Banks)	445	16,563
CBOE Holdings, Inc. (Capital Markets)	651	71,161
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,823	96,637
Chemical Financial Corp. (Banks)	417	17,531
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,091	21,034
Chubb, Ltd. (Insurance)	2,670	408,084
Cincinnati Financial Corp. (Insurance)	885	94,987
CIT Group, Inc. (Banks)	562	28,409
Citigroup, Inc. (Banks)	13,482	959,378
Citizens Financial Group, Inc. (Banks)	2,672	99,559
CME Group, Inc. (Capital Markets)	2,087	405,754
CNA Financial Corp. (Insurance)	158	7,567
CNO Financial Group, Inc. (Insurance)	932	15,760
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,828	15,978
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	681	14,934
Comerica, Inc. (Banks)	899	65,807
Commerce Bancshares, Inc. (Banks)	573	34,856
Corecivic, Inc. (Equity Real Estate Investment Trusts)	693	11,760
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	215	22,534
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	652	18,204
CoStar Group, Inc.* (Professional Services)	213	131,080
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	847	29,797
Credit Acceptance Corp.* (Consumer Finance)	70	33,462
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,424	323,022
CubeSmart (Equity Real Estate Investment Trusts)	1,099	37,311
Cullen/Frost Bankers, Inc. (Banks)	368	34,938
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	660	37,884
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,174	11,822
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,215	138,947
Discover Financial Services (Consumer Finance)	1,887	169,339
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	943	38,493
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,096	69,860
E*TRADE Financial Corp. (Capital Markets)	1,427	69,623
East West Bancorp, Inc. (Banks)	848	40,712
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	215	25,903
Eaton Vance Corp. (Capital Markets)	665	29,593
Enstar Group, Ltd.* (Insurance)	88	15,589

See accompanying notes to the financial statements.

92 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	440	$32,749
Equinix, Inc. (Equity Real Estate Investment Trusts)	490	246,029
Equity Commonwealth (Equity Real Estate Investment Trusts)	711	23,875
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	524	65,107
Equity Residential (Equity Real Estate Investment Trusts)	2,161	170,481
Erie Indemnity Co.—Class A (Insurance)(a)	116	25,841
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	573	26,450
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	383	115,750
Evercore Partners, Inc.—Class A (Capital Markets)	240	20,729
Everest Re Group, Ltd. (Insurance)	238	58,700
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	744	83,618
F.N.B. Corp. (Banks)	1,892	22,799
FactSet Research Systems, Inc. (Capital Markets)	223	61,838
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	437	57,688
Federated Investors, Inc.—Class B (Capital Markets)	561	19,495
Fifth Third Bancorp (Banks)	4,240	125,886
First American Financial Corp. (Insurance)	654	37,814
First Citizens BancShares, Inc.—Class A (Banks)	51	23,818
First Financial Bankshares, Inc. (Banks)	791	25,905
First Hawaiian, Inc. (Banks)	527	14,103
First Horizon National Corp. (Banks)	1,839	30,155
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	737	28,146
First Republic Bank (Banks)	960	95,386
FirstCash, Inc. (Consumer Finance)	252	25,361
FNF Group (Insurance)	1,602	68,694
Franklin Resources, Inc. (Capital Markets)	1,717	56,026
Fulton Financial Corp. (Banks)	983	16,711
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,177	44,385
Genworth Financial, Inc.*—Class A (Insurance)	2,935	11,711
Glacier Bancorp, Inc. (Banks)	492	20,620
Green Dot Corp.*—Class A (Consumer Finance)	279	14,143
Hancock Holding Co. (Banks)	500	20,760
Hartford Financial Services Group, Inc. (Insurance)	2,108	121,484
HCP, Inc. (Equity Real Estate Investment Trusts)	2,787	88,989
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	753	24,081
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,196	32,208
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	604	27,379
Home BancShares, Inc. (Banks)	901	17,723
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	959	23,697
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,320	75,125
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	900	31,770
Huntington Bancshares, Inc. (Banks)	6,101	86,939
IBERIABANK Corp. (Banks)	318	24,985
Interactive Brokers Group, Inc.—Class A (Capital Markets)	437	22,401
Intercontinental Exchange, Inc. (Capital Markets)	3,287	288,796
International Bancshares Corp. (Banks)	318	11,966
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	749	12,344
Invesco, Ltd. (Capital Markets)	2,335	44,809
Investors Bancorp, Inc. (Banks)	1,332	15,132
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,448	67,247
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,672	49,174
Janus Henderson Group PLC (Capital Markets)	955	19,167
JBG Smith Properties (Equity Real Estate Investment Trusts)	704	27,548
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	267	38,899
JPMorgan Chase & Co. (Banks)	18,914	2,194,023
Kemper Corp. (Insurance)	365	32,127
KeyCorp (Banks)	5,879	107,997
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	589	46,802
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,460	47,257
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	499	40,379
Lazard, Ltd.—Class A (Capital Markets)	757	29,303
Legg Mason, Inc. (Capital Markets)	505	19,018
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,218	12,022
Liberty Property Trust (Equity Real Estate Investment Trusts)	864	45,187
Life Storage, Inc. (Equity Real Estate Investment Trusts)	272	26,517
Lincoln National Corp. (Insurance)	1,180	77,101
Loews Corp. (Insurance)	1,564	83,737
LPL Financial Holdings, Inc. (Capital Markets)	486	40,761
M&T Bank Corp. (Banks)	797	130,907
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	527	12,532
Markel Corp.* (Insurance)	81	90,228
MarketAxess Holdings, Inc. (Capital Markets)	220	74,149
Marsh & McLennan Cos., Inc. (Insurance)	2,981	294,523
MasterCard, Inc.—Class A (IT Services)	5,240	1,426,695
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,561	44,818
Mercury General Corp. (Insurance)	158	8,960
MetLife, Inc. (Insurance)	5,540	273,787
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,626	18,855
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,074	26,651
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	665	78,364

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 93

Common Stocks, continued

	Shares	Value
Moody’s Corp. (Capital Markets)	962	$206,195
Morgan Stanley (Capital Markets)	7,455	332,195
Morningstar, Inc. (Capital Markets)	107	16,262
MSCI, Inc.—Class A (Capital Markets)	493	112,029
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	252	20,004
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	949	49,576
Navient Corp. (Consumer Finance)	1,241	17,560
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,422	38,001
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,724	31,408
Northern Trust Corp. (Capital Markets)	1,269	124,362
Old Republic International Corp. (Insurance)	1,660	37,865
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,251	45,411
Onemain Holdings, Inc. (Consumer Finance)	436	18,072
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	826	22,451
PacWest Bancorp (Banks)	693	26,771
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,175	16,250
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,175	31,032
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	761	21,300
People’s United Financial, Inc. (Banks)	2,299	37,750
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,080	18,587
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	731	15,212
Pinnacle Financial Partners, Inc. (Banks)	421	25,572
PNC Financial Services Group, Inc. (Banks)	2,633	376,256
Popular, Inc. (Banks)	563	32,406
Potlatch Corp. (Equity Real Estate Investment Trusts)	394	14,507
PRA Group, Inc.* (Consumer Finance)	264	8,218
Primerica, Inc. (Insurance)	247	30,304
Principal Financial Group, Inc. (Insurance)	1,510	87,640
ProAssurance Corp. (Insurance)	313	12,235
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,677	296,403
Prosperity Bancshares, Inc. (Banks)	387	26,854
Prudential Financial, Inc. (Insurance)	2,367	239,801
Public Storage (Equity Real Estate Investment Trusts)	875	212,415
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,213	27,656
Raymond James Financial, Inc. (Capital Markets)	736	59,373
Rayonier, Inc. (Equity Real Estate Investment Trusts)	756	21,954
Realogy Holdings Corp. (Real Estate Management & Development)	665	3,465
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,836	127,070
Regency Centers Corp. (Equity Real Estate Investment Trusts)	974	64,966
Regions Financial Corp. (Banks)	5,907	94,099
Reinsurance Group of America, Inc. (Insurance)	365	56,911
RenaissanceRe Holdings, Ltd. (Insurance)	257	46,556
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,245	15,139
RLI Corp. (Insurance)	229	20,640
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,012	17,487
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	300	22,500
S&P Global, Inc. (Capital Markets)	1,435	351,503
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,046	21,589
Santander Consumer USA Holdings, Inc. (Consumer Finance)	655	17,626
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	660	161,971
SEI Investments Co. (Capital Markets)	747	44,514
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,385	11,357
Signature Bank (Banks)	321	40,915
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,802	292,284
SITE Centers Corp. (Equity Real Estate Investment Trusts)	830	11,828
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	492	39,891
SLM Corp. (Consumer Finance)	2,520	22,957
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	509	22,457
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,634	37,958
State Street Corp. (Capital Markets)	2,176	126,404
Sterling Bancorp (Banks)	1,221	26,679
Stifel Financial Corp. (Capital Markets)	413	24,702
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,178	40,299
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	526	69,858
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,333	17,609
SunTrust Banks, Inc. (Banks)	2,588	172,361
SVB Financial Group* (Banks)	305	70,751
Synchrony Financial (Consumer Finance)	3,698	132,684
Synovus Financial Corp. (Banks)	918	35,040
T. Rowe Price Group, Inc. (Capital Markets)	1,379	156,365
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	548	8,702
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	357	14,466
TCF Financial Corp. (Banks)	957	20,461
TD Ameritrade Holding Corp. (Capital Markets)	1,548	79,103
Texas Capital Bancshares, Inc.* (Banks)	293	18,438
TFS Financial Corp. (Thrifts & Mortgage Finance)	310	5,568
The Allstate Corp. (Insurance)	1,942	208,571
The Bank of New York Mellon Corp. (Capital Markets)	5,137	241,028
The Charles Schwab Corp. (Capital Markets)	6,928	299,428
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	707	12,592
The Goldman Sachs Group, Inc. (Capital Markets)	1,984	436,737

See accompanying notes to the financial statements.

94 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
The Hanover Insurance Group, Inc. (Insurance)	237	$30,741
The Howard Hughes Corp.* (Real Estate Management & Development)	229	30,915
The Macerich Co. (Equity Real Estate Investment Trusts)	617	20,392
The Nasdaq OMX Group, Inc. (Capital Markets)	676	65,146
The Progressive Corp. (Insurance)	3,405	275,737
The Travelers Cos., Inc. (Insurance)	1,527	223,889
Torchmark Corp. (Insurance)	590	53,879
Trustmark Corp. (Banks)	377	13,399
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,590	21,401
U.S. Bancorp (Banks)	8,727	498,748
UDR, Inc. (Equity Real Estate Investment Trusts)	1,643	75,677
UMB Financial Corp. (Banks)	257	17,543
Umpqua Holdings Corp. (Banks)	1,285	22,436
United Bankshares, Inc. (Banks)	595	22,366
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,073	9,035
Unum Group (Insurance)	1,235	39,458
Urban Edge Properties (Equity Real Estate Investment Trusts)	701	11,728
Valley National Bancorp (Banks)	1,933	21,572
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,154	144,943
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,674	51,747
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,133	45,518
Visa, Inc.—Class A (IT Services)	10,141	1,805,098
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,012	65,092
Voya Financial, Inc. (Diversified Financial Services)	840	47,183
W.R. Berkley Corp. (Insurance)	844	58,565
Washington Federal, Inc. (Thrifts & Mortgage Finance)	469	17,156
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	466	12,559
Webster Financial Corp. (Banks)	538	27,438
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	697	19,453
Wells Fargo & Co. (Banks)	23,585	1,141,749
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,361	196,246
Western Alliance Bancorp* (Banks)	561	27,736
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,342	110,330
White Mountains Insurance Group, Ltd. (Insurance)	19	20,444
Willis Towers Watson PLC (Insurance)	753	147,001
Wintrust Financial Corp. (Banks)	330	23,608
WP Carey, Inc. (Equity Real Estate Investment Trusts)	994	86,021
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	656	14,058
Zions Bancorp (Banks)	1,065	48,000
TOTAL COMMON STOCKS (Cost $27,668,166)		32,033,918

Repurchase Agreements(b)(c) (22.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $9,300,612	$9,300,000	$9,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,300,000)		9,300,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	19,162	$19,162
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	3,608	3,608
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,770)		22,770
TOTAL INVESTMENT SECURITIES (Cost $36,990,936)—100.4%		41,356,688
Net other assets (liabilities)—(0.4)%		(149,613)
NET ASSETS—100.0%		$41,207,075

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $22,054.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $5,600,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 95

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/19	2.68%	$14,387,793	$(2,267)
Dow Jones U.S. Financials Index	UBS AG	8/23/19	2.73%	15,447,755	(6,270)
				$29,835,548	$(8,537)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Banks	$9,077,996	22.0%
Capital Markets	4,420,464	10.7%
Consumer Finance	1,285,174	3.1%
Diversified Financial Services	2,401,157	5.8%
Equity Real Estate Investment Trusts	6,273,207	15.2%
Insurance	4,586,712	11.2%
IT Services	3,231,793	7.8%
Mortgage Real Estate Investment Trusts	310,288	0.8%
Professional Services	131,080	0.3%
Real Estate Management & Development	169,916	0.4%
Thrifts & Mortgage Finance	146,131	0.4%
Other**	9,173,157	22.3%
Total	$41,207,075	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (78.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	6,011	$523,557
AbbVie, Inc. (Biotechnology)	5,037	335,564
ABIOMED, Inc.* (Health Care Equipment & Supplies)	153	42,620
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	302	9,646
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	384	9,439
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,077	74,755
Agios Pharmaceuticals, Inc.* (Biotechnology)	174	8,371
Akorn, Inc.* (Pharmaceuticals)	322	1,198
Alexion Pharmaceuticals, Inc.* (Biotechnology)	764	86,554
Align Technology, Inc.* (Health Care Equipment & Supplies)	248	51,852
Alkermes PLC* (Biotechnology)	535	12,391
Allergan PLC (Pharmaceuticals)	1,050	168,525
Allogene Therapeutics, Inc.* (Biotechnology)	67	2,077
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	323	25,062
Amgen, Inc. (Biotechnology)	2,078	387,712
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	273	999
Anthem, Inc. (Health Care Providers & Services)	876	258,078
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	162	6,597
Baxter International, Inc. (Health Care Equipment & Supplies)	1,617	135,779
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	919	232,323
Biogen, Inc.* (Biotechnology)	661	157,199
BioMarin Pharmaceutical, Inc.* (Biotechnology)	610	48,385
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	68	21,413
Bio-Techne Corp. (Life Sciences Tools & Services)	129	27,109
Bluebird Bio, Inc.* (Biotechnology)	188	24,671
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,738	201,175
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,574	247,541
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	636	4,954
Bruker Corp. (Life Sciences Tools & Services)	342	16,365
Cantel Medical Corp. (Health Care Equipment & Supplies)	124	11,443
Catalent, Inc.* (Pharmaceuticals)	497	28,076
Celgene Corp.* (Biotechnology)	2,404	220,831
Centene Corp.* (Health Care Providers & Services)	1,409	73,395
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	166	22,334
Chemed Corp. (Health Care Providers & Services)	54	21,891
Cigna Corp. (Health Care Providers & Services)	1,293	219,707
Clovis Oncology, Inc.* (Biotechnology)	181	1,910
Covetrus, Inc.* (Health Care Providers & Services)	328	7,764
CVS Health Corp. (Health Care Providers & Services)	4,427	247,336
Danaher Corp. (Health Care Equipment & Supplies)	2,146	301,513
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	431	25,795
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	798	43,451
DexCom, Inc.* (Health Care Equipment & Supplies)	311	48,787
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	710	151,124
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,246	41,068
Eli Lilly & Co. (Pharmaceuticals)	2,944	320,749
Encompass Health Corp. (Health Care Providers & Services)	337	21,514
Endo International PLC* (Pharmaceuticals)	687	2,178
Exact Sciences Corp.* (Biotechnology)	440	50,648
Exelixis, Inc.* (Biotechnology)	1,030	21,908
FibroGen, Inc.* (Biotechnology)	261	12,335
Gilead Sciences, Inc. (Biotechnology)	4,332	283,833
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	261	11,896
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	21,364
HCA Holdings, Inc. (Health Care Providers & Services)	910	121,494
HealthEquity, Inc.* (Health Care Providers & Services)	186	15,248
Henry Schein, Inc.* (Health Care Providers & Services)	507	33,736
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	227	24,207
Hologic, Inc.* (Health Care Equipment & Supplies)	913	46,791
Horizon Therapeutics PLC* (Pharmaceuticals)	631	15,706
Humana, Inc. (Health Care Providers & Services)	460	136,505
ICU Medical, Inc.* (Health Care Equipment & Supplies)	57	14,503
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	293	82,641
Illumina, Inc.* (Life Sciences Tools & Services)	501	149,989
Immunomedics, Inc.* (Biotechnology)	588	8,673
Incyte Corp.* (Biotechnology)	606	51,462
Inogen, Inc.* (Health Care Equipment & Supplies)	61	3,752
Insulet Corp.* (Health Care Equipment & Supplies)	204	25,080
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	242	15,340
Intercept Pharmaceuticals, Inc.* (Biotechnology)	82	5,154
Intrexon Corp.* (Biotechnology)(a)	242	1,934
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	393	204,167
Ionis Pharmaceuticals, Inc.* (Biotechnology)	478	31,481
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	538	85,633
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	193	26,900
Johnson & Johnson (Pharmaceuticals)	9,047	1,178,101
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	336	56,287

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 97

Common Stocks, continued

	Shares	Value
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	67	$6,131
LivaNova PLC* (Health Care Equipment & Supplies)	165	12,713
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	28	2,444
Magellan Health, Inc.* (Health Care Providers & Services)	82	5,768
Mallinckrodt PLC* (Pharmaceuticals)	286	1,948
Masimo Corp.* (Health Care Equipment & Supplies)	167	26,361
McKesson Corp. (Health Care Providers & Services)	647	89,901
MEDNAX, Inc.* (Health Care Providers & Services)	296	7,273
Medtronic PLC (Health Care Equipment & Supplies)	4,568	465,662
Merck & Co., Inc. (Pharmaceuticals)	8,772	727,988
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	84	63,567
Moderna, Inc.* (Biotechnology)	90	1,179
Molina Healthcare, Inc.* (Health Care Providers & Services)	213	28,282
Mylan N.V.* (Pharmaceuticals)	1,757	36,721
Myriad Genetics, Inc.* (Biotechnology)	251	7,314
Nektar Therapeutics* (Pharmaceuticals)	594	16,905
Neogen Corp.* (Health Care Equipment & Supplies)	178	12,709
Neurocrine Biosciences, Inc.* (Biotechnology)	311	29,977
NuVasive, Inc.* (Health Care Equipment & Supplies)	177	11,788
OPKO Health, Inc.* (Biotechnology)	1,363	2,876
Patterson Cos., Inc. (Health Care Providers & Services)	283	5,603
Penumbra, Inc.* (Health Care Equipment & Supplies)	107	17,933
Perrigo Co. PLC (Pharmaceuticals)	426	23,008
Pfizer, Inc. (Pharmaceuticals)	18,918	734,775
Portola Pharmaceuticals, Inc.* (Biotechnology)	233	6,216
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	202	20,182
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	177	6,124
Quest Diagnostics, Inc. (Health Care Providers & Services)	458	46,753
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	268	81,676
ResMed, Inc. (Health Care Equipment & Supplies)	489	62,934
Sage Therapeutics, Inc.* (Biotechnology)	175	28,060
Sarepta Therapeutics, Inc.* (Biotechnology)	238	35,426
Seattle Genetics, Inc.* (Biotechnology)	369	27,937
STERIS PLC (Health Care Equipment & Supplies)	288	42,872
Stryker Corp. (Health Care Equipment & Supplies)	1,055	221,318
Syneos Health, Inc.* (Life Sciences Tools & Services)	209	10,678
Teladoc, Inc.* (Health Care Technology)	244	16,651
Teleflex, Inc. (Health Care Equipment & Supplies)	157	53,339
Tenet Healthcare Corp.* (Health Care Providers & Services)	285	6,717
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	169	57,021
The Medicines Co.* (Pharmaceuticals)	224	8,028
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,363	378,477
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	184	11,088
United Therapeutics Corp.* (Biotechnology)	149	11,807
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,238	806,294
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	282	42,543
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	310	36,385
Vertex Pharmaceuticals, Inc.* (Biotechnology)	872	145,293
Waters Corp.* (Life Sciences Tools & Services)	237	49,903
WellCare Health Plans, Inc.* (Health Care Providers & Services)	172	49,407
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	250	34,318
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	698	94,321
Zoetis, Inc. (Pharmaceuticals)	1,631	187,386
TOTAL COMMON STOCKS (Cost $4,725,041)		12,587,525

Repurchase Agreements(b)(c) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $3,233,213	$3,233,000	$3,233,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,233,000)		3,233,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	1,472	$1,472
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	277	277
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,749)		1,749
TOTAL INVESTMENT SECURITIES (Cost $7,959,790)—99.0%		15,822,274
Net other assets (liabilities)—1.0%		155,706
NET ASSETS—100.0%		$15,977,980

See accompanying notes to the financial statements.

98 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $1,694.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $2,062,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NM             Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/19	2.68%	$5,578,871	$(48,862)
Dow Jones U.S. Health Care Index	UBS AG	8/23/19	2.53%	5,787,496	(53,979)
				$11,366,367	$(102,841)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Biotechnology	$2,185,018	13.7%
Health Care Equipment & Supplies	3,349,636	21.0%
Health Care Providers & Services	2,341,891	14.7%
Health Care Technology	16,651	0.1%
Life Sciences Tools & Services	920,405	5.8%
Pharmaceuticals	3,773,924	23.5%
Other**	3,390,455	21.2%
Total	$15,977,980	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 99

Common Stocks (77.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,284	$224,340
A.O. Smith Corp. (Building Products)	314	14,271
Accenture PLC—Class A (IT Services)	1,421	273,656
Actuant Corp.—Class A (Machinery)	135	3,092
Acuity Brands, Inc. (Electrical Equipment)	88	11,811
ADT, Inc. (Commercial Services & Supplies)	267	1,695
AECOM Technology Corp.* (Construction & Engineering)	350	12,583
AGCO Corp. (Machinery)	143	11,011
Air Lease Corp. (Trading Companies & Distributors)	230	9,612
Allegion PLC (Building Products)	210	21,743
Alliance Data Systems Corp. (IT Services)	101	15,849
Allison Transmission Holdings, Inc. (Machinery)	268	12,315
Amcor PLC* (Containers & Packaging)	3,614	38,308
AMETEK, Inc. (Electrical Equipment)	508	45,522
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	666	62,151
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	64	4,119
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	86	5,232
AptarGroup, Inc. (Containers & Packaging)	141	17,064
Arconic, Inc. (Aerospace & Defense)	889	22,261
Arcosa, Inc. (Construction & Engineering)	107	4,013
Armstrong World Industries, Inc. (Building Products)	109	10,650
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	188	13,651
ASGN, Inc.* (Professional Services)	116	7,314
Automatic Data Processing, Inc. (IT Services)	970	161,524
Avery Dennison Corp. (Containers & Packaging)	188	21,596
Avnet, Inc. (Electronic Equipment, Instruments & Components)	237	10,765
Axon Enterprise, Inc.* (Aerospace & Defense)	132	9,269
Ball Corp. (Containers & Packaging)	745	53,252
Barnes Group, Inc. (Machinery)	105	5,464
Belden, Inc. (Electronic Equipment, Instruments & Components)	87	3,955
Berry Plastics Group, Inc.* (Containers & Packaging)	294	13,245
Black Knight, Inc.* (IT Services)	318	20,136
Broadridge Financial Solutions, Inc. (IT Services)	259	32,924
BWX Technologies, Inc. (Aerospace & Defense)	213	11,483
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	304	25,454
Carlisle Cos., Inc. (Industrial Conglomerates)	128	18,459
Caterpillar, Inc. (Machinery)	1,275	167,878
Cintas Corp. (Commercial Services & Supplies)	188	48,963
Clean Harbors, Inc.* (Commercial Services & Supplies)	112	8,715
Cognex Corp. (Electronic Equipment, Instruments & Components)	382	16,812
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	54	7,498
Colfax Corp.* (Machinery)	211	5,840
Conduent, Inc.* (IT Services)	405	3,686
CoreLogic, Inc.* (IT Services)	180	8,203
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,749	53,782
Covanta Holding Corp. (Commercial Services & Supplies)	259	4,460
Crane Co. (Machinery)	113	9,458
Crown Holdings, Inc.* (Containers & Packaging)	301	19,267
CSX Corp. (Road & Rail)	1,712	120,525
Cummins, Inc. (Machinery)	323	52,972
Curtiss-Wright Corp. (Aerospace & Defense)	96	12,183
Deere & Co. (Machinery)	706	116,949
Deluxe Corp. (Commercial Services & Supplies)	97	4,328
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	143	9,738
Donaldson Co., Inc. (Machinery)	285	14,236
Dover Corp. (Machinery)	324	31,379
Dycom Industries, Inc.* (Construction & Engineering)	71	3,916
Eagle Materials, Inc. (Construction Materials)	99	8,195
Eaton Corp. PLC (Electrical Equipment)	943	77,505
EMCOR Group, Inc. (Construction & Engineering)	126	10,633
Emerson Electric Co. (Electrical Equipment)	1,369	88,821
EnerSys (Electrical Equipment)	96	6,539
Equifax, Inc. (Professional Services)	269	37,415
Euronet Worldwide, Inc.* (IT Services)	115	17,930
Expeditors International of Washington, Inc. (Air Freight & Logistics)	383	29,242
Fastenal Co. (Trading Companies & Distributors)	1,275	39,271
FedEx Corp. (Air Freight & Logistics)	535	91,234
Fidelity National Information Services, Inc. (IT Services)	1,367	182,089
Fiserv, Inc.* (IT Services)	1,270	133,896
FleetCor Technologies, Inc.* (IT Services)	191	54,276
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	302	14,997
Flowserve Corp. (Machinery)	293	14,659
Fluor Corp. (Construction & Engineering)	311	10,111
Fortive Corp. (Machinery)	657	49,965
Fortune Brands Home & Security, Inc. (Building Products)	312	17,141
FTI Consulting, Inc.* (Professional Services)	84	8,774
Gardner Denver Holdings, Inc.* (Machinery)	288	9,495
Gates Industrial Corp. PLC* (Machinery)	100	1,098
GATX Corp. (Trading Companies & Distributors)	81	6,226
Generac Holdings, Inc.* (Electrical Equipment)	139	10,050
General Dynamics Corp. (Aerospace & Defense)	606	112,680
General Electric Co. (Industrial Conglomerates)	19,429	203,033
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	127	13,946
Genpact, Ltd. (IT Services)	339	13,452
Global Payments, Inc. (IT Services)	349	58,604
Graco, Inc. (Machinery)	372	17,886
GrafTech International, Ltd. (Electrical Equipment)	134	1,534
Graphic Packaging Holding Co. (Containers & Packaging)	655	9,733
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	381	15,434
Healthcare Services Group, Inc. (Commercial Services & Supplies)	165	3,945
HEICO Corp. (Aerospace & Defense)	91	12,444
HEICO Corp.—Class A (Aerospace & Defense)(a)	160	16,862
Hexcel Corp. (Aerospace & Defense)	189	15,453

See accompanying notes to the financial statements.

100 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Hillenbrand, Inc. (Machinery)	139	$4,683
Honeywell International, Inc. (Industrial Conglomerates)	1,622	279,730
Hubbell, Inc. (Electrical Equipment)	122	15,845
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	92	21,004
IDEX Corp. (Machinery)	168	28,261
Illinois Tool Works, Inc. (Machinery)	668	103,026
Ingersoll-Rand PLC (Machinery)	538	66,529
Insperity, Inc. (Professional Services)	83	8,827
International Paper Co. (Containers & Packaging)	886	38,904
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	79	10,350
Itron, Inc.* (Electronic Equipment, Instruments & Components)	75	4,650
ITT, Inc. (Machinery)	195	12,172
J.B. Hunt Transport Services, Inc. (Road & Rail)	193	19,757
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	309	9,542
Jack Henry & Associates, Inc. (IT Services)	171	23,889
Jacobs Engineering Group, Inc. (Construction & Engineering)	256	21,122
Johnson Controls International PLC (Building Products)	1,773	75,247
Kansas City Southern Industries, Inc. (Road & Rail)	224	27,718
Kennametal, Inc. (Machinery)	184	6,363
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	419	37,509
Kirby Corp.* (Marine)	119	9,325
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	277	9,928
Korn/Ferry International (Professional Services)	126	4,949
L3Harris Technologies, Inc. (Aerospace & Defense)	493	102,347
Landstar System, Inc. (Road & Rail)	89	9,903
Lennox International, Inc. (Building Products)	79	20,262
Lincoln Electric Holdings, Inc. (Machinery)	140	11,833
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	55	9,293
Lockheed Martin Corp. (Aerospace & Defense)	547	198,107
Louisiana-Pacific Corp. (Paper & Forest Products)	274	7,162
Macquarie Infrastructure Corp. (Transportation Infrastructure)	172	7,128
ManpowerGroup, Inc. (Professional Services)	134	12,241
Martin Marietta Materials, Inc. (Construction Materials)	139	34,437
Masco Corp. (Building Products)	653	26,623
MasTec, Inc.* (Construction & Engineering)	138	7,082
Maxar Technologies, Inc. (Aerospace & Defense)(a)	130	957
MAXIMUS, Inc. (IT Services)	142	10,438
Moog, Inc.—Class A (Aerospace & Defense)	73	5,947
MRC Global, Inc.* (Trading Companies & Distributors)	183	2,862
MSA Safety, Inc. (Commercial Services & Supplies)	79	8,323
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	101	7,176
Mueller Industries, Inc. (Machinery)	124	3,744
National Instruments Corp. (Electronic Equipment, Instruments & Components)	249	10,398
Navistar International Corp.* (Machinery)	145	4,530
Nielsen Holdings PLC (Professional Services)	790	18,296
Nordson Corp. (Machinery)	114	16,149
Norfolk Southern Corp. (Road & Rail)	592	113,143
Northrop Grumman Corp. (Aerospace & Defense)	379	130,971
nVent Electric PLC (Electrical Equipment)	352	8,726
Old Dominion Freight Line, Inc. (Road & Rail)	144	24,045
Oshkosh Corp. (Machinery)	156	13,037
Owens Corning (Building Products)	242	14,036
Owens-Illinois, Inc. (Containers & Packaging)	344	5,838
PACCAR, Inc. (Machinery)	772	54,148
Packaging Corp. of America (Containers & Packaging)	211	21,305
Parker-Hannifin Corp. (Machinery)	287	50,248
Paychex, Inc. (IT Services)	713	59,215
PayPal Holdings, Inc.* (IT Services)	2,618	289,027
Pentair PLC (Machinery)	352	13,661
PerkinElmer, Inc. (Life Sciences Tools & Services)	247	21,272
Quanta Services, Inc. (Construction & Engineering)	316	11,825
Raytheon Co. (Aerospace & Defense)	621	113,202
Regal Beloit Corp. (Electrical Equipment)	96	7,644
Republic Services, Inc.—Class A (Commercial Services & Supplies)	481	42,641
Resideo Technologies, Inc.* (Building Products)	272	5,130
Robert Half International, Inc. (Professional Services)	264	15,948
Rockwell Automation, Inc. (Electrical Equipment)	264	42,446
Roper Technologies, Inc. (Industrial Conglomerates)	232	84,367
Ryder System, Inc. (Road & Rail)	117	6,231
Sabre Corp. (IT Services)	610	14,341
Sealed Air Corp. (Containers & Packaging)	347	14,501
Sensata Technologies Holding PLC* (Electrical Equipment)	359	17,027
Silgan Holdings, Inc. (Containers & Packaging)	172	5,170
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	90	6,648
Snap-on, Inc. (Machinery)	125	19,076
Sonoco Products Co. (Containers & Packaging)	223	13,387
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	232	17,827
Square, Inc.*—Class A (IT Services)	705	56,689
Stericycle, Inc.* (Commercial Services & Supplies)	190	8,732
Summit Materials, Inc.*—Class A (Construction Materials)	248	4,573
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	751	69,391
Teledyne Technologies, Inc.* (Aerospace & Defense)	81	23,594
Terex Corp. (Machinery)	140	4,263
Tetra Tech, Inc. (Commercial Services & Supplies)	124	9,821
Textron, Inc. (Aerospace & Defense)	518	25,537

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 101

Common Stocks, continued

	Shares	Value
The Boeing Co. (Aerospace & Defense)	1,167	$398,156
The Brink’s Co. (Commercial Services & Supplies)	110	9,918
The Middleby Corp.* (Machinery)	125	16,798
The Sherwin-Williams Co. (Chemicals)	181	92,860
The Timken Co. (Machinery)	153	6,994
The Toro Co. (Machinery)	238	17,331
The Western Union Co. (IT Services)	958	20,118
Total System Services, Inc. (IT Services)	363	49,266
TransDigm Group, Inc.* (Aerospace & Defense)	109	52,913
TransUnion (Professional Services)	417	34,523
Trex Co., Inc.* (Building Products)	131	10,709
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	561	23,708
TriNet Group, Inc.* (Professional Services)	97	7,133
Trinity Industries, Inc. (Machinery)	287	5,625
Union Pacific Corp. (Road & Rail)	1,578	283,961
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,554	185,656
United Rentals, Inc.* (Trading Companies & Distributors)	175	22,146
United Technologies Corp. (Aerospace & Defense)	1,809	241,682
Univar, Inc.* (Trading Companies & Distributors)	292	6,459
Valmont Industries, Inc. (Construction & Engineering)	49	6,742
Verisk Analytics, Inc.—Class A (Professional Services)	365	55,379
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	292	4,964
Vulcan Materials Co. (Construction Materials)	295	40,814
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	29,103
Wabtec Corp. (Machinery)	359	27,887
Waste Management, Inc. (Commercial Services & Supplies)	870	101,789
Watsco, Inc. (Trading Companies & Distributors)	73	11,871
Welbilt, Inc.* (Machinery)	290	4,762
WESCO International, Inc.* (Trading Companies & Distributors)	100	5,074
WestRock Co. (Containers & Packaging)	572	20,621
WEX, Inc.* (IT Services)	97	21,153
Woodward, Inc. (Machinery)	126	14,117
XPO Logistics, Inc.* (Air Freight & Logistics)	206	13,901
Xylem, Inc. (Machinery)	401	32,196
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	119	25,096
TOTAL COMMON STOCKS (Cost $4,970,092)		8,099,821

Repurchase Agreements(b)(c) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,460,162	$2,460,000	$2,460,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,460,000)		2,460,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	12,357	$12,357
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	2,327	2,327
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,684)		14,684
TOTAL INVESTMENT SECURITIES (Cost $7,444,776)—100.9%		10,574,505
Net other assets (liabilities)—(0.9)%		(93,165)
NET ASSETS—100.0%		$10,481,340

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $14,037.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,445,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/19	2.68%	$3,623,746	$(27,321)
Dow Jones U.S. Industrials Index	UBS AG	8/23/19	2.53%	3,964,375	(29,595)
				$7,588,121	$(56,916)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

102 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Industrials UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,544,880	14.8%
Air Freight & Logistics	345,487	3.3%
Building Products	215,812	2.1%
Chemicals	92,860	0.9%
Commercial Services & Supplies	253,330	2.4%
Construction & Engineering	88,027	0.8%
Construction Materials	88,019	0.8%
Containers & Packaging	292,191	2.8%
Electrical Equipment	333,470	3.2%
Electronic Equipment, Instruments & Components	402,369	3.8%
Industrial Conglomerates	809,929	7.7%
IT Services	1,520,360	14.5%
Life Sciences Tools & Services	21,272	0.2%
Machinery	1,061,130	10.1%
Marine	9,325	0.1%
Paper & Forest Products	7,162	0.1%
Professional Services	210,799	2.0%
Road & Rail	629,157	6.0%
Trading Companies & Distributors	167,114	1.6%
Transportation Infrastructure	7,128	0.1%
Other**	2,381,519	22.7%
Total	$10,481,340	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 103

Common Stocks (76.7%)

	Shares	Value
2U, Inc.* (Software)	46,082	$589,850
8x8, Inc.* (Software)(a)	71,069	1,717,738
Akamai Technologies, Inc.* (IT Services)	46,307	4,081,036
Alphabet, Inc.*—Class A (Interactive Media & Services)	6,924	8,434,817
Alphabet, Inc.*—Class C (Interactive Media & Services)	7,087	8,622,611
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,732	16,300,722
Arista Networks, Inc.* (Communications Equipment)	15,000	4,101,750
Blucora, Inc.* (Capital Markets)	45,677	1,367,569
Box, Inc.*—Class A (Software)	102,305	1,692,125
Citrix Systems, Inc. (Software)	36,788	3,466,901
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	29,705	1,871,712
Cornerstone OnDemand, Inc.* (Software)	36,024	2,132,621
DocuSign, Inc.* (Software)	26,814	1,386,820
Dropbox, Inc.* (Software)	100,606	2,370,277
E*TRADE Financial Corp. (Capital Markets)	75,299	3,673,838
eBay, Inc. (Internet & Direct Marketing Retail)	137,777	5,675,035
Endurance International Group Holdings, Inc.* (IT Services)	184,845	876,165
Etsy, Inc.* (Internet & Direct Marketing Retail)	43,528	2,917,247
Expedia, Inc. (Internet & Direct Marketing Retail)	36,380	4,829,081
Facebook, Inc.*—Class A (Interactive Media & Services)	72,322	14,047,102
GoDaddy, Inc.*—Class A (IT Services)	50,436	3,700,994
Groupon, Inc.* (Internet & Direct Marketing Retail)	388,980	1,225,287
GrubHub, Inc.* (Internet & Direct Marketing Retail)	38,374	2,595,234
Hubspot, Inc.* (Software)	15,923	2,845,759
j2 Global, Inc. (Software)	25,520	2,273,577
Juniper Networks, Inc. (Communications Equipment)	117,272	3,168,689
LogMeIn, Inc. (Software)	29,421	2,235,113
Netflix, Inc.* (Entertainment)	25,965	8,386,435
NETGEAR, Inc.* (Communications Equipment)	43,193	1,462,083
New Relic, Inc.* (Software)	23,985	2,234,682
Okta, Inc.* (IT Services)	28,781	3,765,418
PayPal Holdings, Inc.* (IT Services)	74,458	8,220,163
Pluralsight, Inc.*—Class A (Software)	50,544	1,551,195
Salesforce.com, Inc.* (Software)	53,108	8,205,187
Snap, Inc.* (Interactive Media & Services)	241,658	4,059,854
TD Ameritrade Holding Corp. (Capital Markets)	73,357	3,748,543
TripAdvisor, Inc.* (Interactive Media & Services)	52,011	2,296,286
Twitter, Inc.* (Interactive Media & Services)	134,038	5,671,148
Veeva Systems, Inc.*—Class A (Health Care Technology)	27,054	4,488,259
VeriSign, Inc.* (IT Services)	22,024	4,649,046
Vonage Holdings Corp.* (Diversified Telecommunication Services)	157,688	1,955,331
TOTAL COMMON STOCKS (Cost $88,265,421)		168,893,300

Repurchase Agreements(b)(c) (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $50,949,352	$50,946,000	$50,946,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,946,000)		50,946,000

Collateral for Securities LoanedNM

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	6,817	$6,817
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	1,283	1,283
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,100)		8,100
TOTAL INVESTMENT SECURITIES (Cost $139,219,521)—99.9%		219,847,400
Net other assets (liabilities)—0.1%		209,239
NET ASSETS—100.0%		$220,056,639

*      Non-income producing security.

(a)   All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $7,251.

(b)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $30,066,000.

(d)   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

104 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	8/23/19	2.68%	$80,760,136	$(932,767)
Dow Jones Internet Composite Index	UBS AG	8/23/19	2.53%	80,689,376	(919,899)
				$161,449,512	$(1,852,666)

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Capital Markets	$8,789,950	4.0%
Communications Equipment	8,732,522	4.0%
Diversified Telecommunication Services	3,827,043	1.7%
Entertainment	8,386,435	3.8%
Health Care Technology	4,488,259	2.0%
Interactive Media & Services	43,131,819	19.6%
Internet & Direct Marketing Retail	33,542,606	15.2%
IT Services	25,292,822	11.5%
Software	32,701,844	14.9%
Other**	51,163,339	23.3%
Total	$220,056,639	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 105

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	576	$100,639
Abbott Laboratories (Health Care Equipment & Supplies)	3,454	300,843
AbbVie, Inc. (Biotechnology)	1,506	100,330
ABIOMED, Inc.* (Health Care Equipment & Supplies)	87	24,235
Accenture PLC—Class A (IT Services)	574	110,541
Adobe Systems, Inc.* (Software)	955	285,411
Advance Auto Parts, Inc. (Specialty Retail)	91	13,708
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,736	52,861
Agilent Technologies, Inc. (Life Sciences Tools & Services)	327	22,697
Air Products & Chemicals, Inc. (Chemicals)	431	98,384
Akamai Technologies, Inc.* (IT Services)	321	28,290
Alexion Pharmaceuticals, Inc.* (Biotechnology)	439	49,734
Align Technology, Inc.* (Health Care Equipment & Supplies)	73	15,263
Allegion PLC (Building Products)	94	9,733
Alliance Data Systems Corp. (IT Services)	87	13,652
Alliant Energy Corp. (Electric Utilities)	265	13,128
Alphabet, Inc.*—Class A (Interactive Media & Services)	586	713,865
Alphabet, Inc.*—Class C (Interactive Media & Services)	600	730,008
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	810	1,512,091
Amcor PLC* (Containers & Packaging)	1,558	16,515
Ameren Corp. (Multi-Utilities)	481	36,407
American Express Co. (Consumer Finance)	670	83,328
American Tower Corp. (Equity Real Estate Investment Trusts)	865	183,050
American Water Works Co., Inc. (Water Utilities)	222	25,481
Ameriprise Financial, Inc. (Capital Markets)	141	20,517
AMETEK, Inc. (Electrical Equipment)	446	39,967
Amgen, Inc. (Biotechnology)	789	147,212
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	222	20,717
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	984	72,481
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	391	45,927
ANSYS, Inc.* (Software)	164	33,312
Aon PLC (Insurance)	298	56,397
Apache Corp. (Oil, Gas & Consumable Fuels)	737	17,998
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	291	14,416
Aptiv PLC (Auto Components)	307	26,909
Arista Networks, Inc.* (Communications Equipment)	102	27,892
Arthur J. Gallagher & Co. (Insurance)	242	21,884
Atmos Energy Corp. (Gas Utilities)	134	14,611
Autodesk, Inc.* (Software)	431	67,309
Automatic Data Processing, Inc. (IT Services)	853	142,042
AutoZone, Inc.* (Specialty Retail)	48	53,906
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	187	39,044
Avery Dennison Corp. (Containers & Packaging)	75	8,615
Ball Corp. (Containers & Packaging)	440	31,451
Baxter International, Inc. (Health Care Equipment & Supplies)	398	33,420
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	333	84,182
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,822	374,293
Biogen, Inc.* (Biotechnology)	206	48,991
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	42	79,238
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	160	21,272
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,724	115,661
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,634	72,566
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	776	225,032
Broadridge Financial Solutions, Inc. (IT Services)	227	28,856
Brown-Forman Corp.—Class B (Beverages)	325	17,813
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	573	10,979
Cadence Design Systems, Inc.* (Software)	324	23,947
CarMax, Inc.* (Specialty Retail)	146	12,813
CBOE Holdings, Inc. (Capital Markets)	218	23,830
Celanese Corp. (Chemicals)	130	14,582
Celgene Corp.* (Biotechnology)	650	59,709
Cerner Corp. (Health Care Technology)	638	45,713
CF Industries Holdings, Inc. (Chemicals)	188	9,317
Charter Communications, Inc.*—Class A (Media)	144	55,495
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	47	37,390
Church & Dwight Co., Inc. (Household Products)	481	36,287
Cigna Corp. (Health Care Providers & Services)	424	72,046
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	112	5,675
Cincinnati Financial Corp. (Insurance)	142	15,241
Cintas Corp. (Commercial Services & Supplies)	165	42,973
Cisco Systems, Inc. (Communications Equipment)	8,384	464,474
Citrix Systems, Inc. (Software)	244	22,995
CMS Energy Corp. (Multi-Utilities)	311	18,106
Colgate-Palmolive Co. (Household Products)	958	68,727
Comcast Corp.—Class A (Media)	4,082	176,220
Comerica, Inc. (Banks)	138	10,102
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	217	21,197
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,213	130,744
Constellation Brands, Inc.—Class A (Beverages)	327	64,360
Copart, Inc.* (Commercial Services & Supplies)	270	20,933
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	334	44,509
CSX Corp. (Road & Rail)	1,506	106,022

See accompanying notes to the financial statements.

106 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Danaher Corp. (Health Care Equipment & Supplies)	689	$96,805
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	169	20,544
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	248	14,843
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	814	21,978
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	304	31,443
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	228	26,074
Discover Financial Services (Consumer Finance)	413	37,063
Dollar General Corp. (Multiline Retail)	506	67,815
Dominion Resources, Inc. (Multi-Utilities)	738	54,826
Duke Realty Corp. (Equity Real Estate Investment Trusts)	472	15,732
E*TRADE Financial Corp. (Capital Markets)	284	13,856
Eastman Chemical Co. (Chemicals)	146	11,001
Eaton Corp. PLC (Electrical Equipment)	396	32,547
eBay, Inc. (Internet & Direct Marketing Retail)	609	25,085
Ecolab, Inc. (Chemicals)	496	100,058
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	409	87,056
Electronic Arts, Inc.* (Entertainment)	280	25,900
Eli Lilly & Co. (Pharmaceuticals)	1,692	184,343
Equifax, Inc. (Professional Services)	144	20,029
Equinix, Inc. (Equity Real Estate Investment Trusts)	99	49,708
Equity Residential (Equity Real Estate Investment Trusts)	493	38,893
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	95	28,711
Eversource Energy (Electric Utilities)	346	26,248
Expedia, Inc. (Internet & Direct Marketing Retail)	143	18,982
Expeditors International of Washington, Inc. (Air Freight & Logistics)	336	25,654
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	164	18,432
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,643	345,253
F5 Networks, Inc.* (Communications Equipment)	118	17,313
Facebook, Inc.*—Class A (Interactive Media & Services)	4,706	914,047
Fastenal Co. (Trading Companies & Distributors)	1,122	34,557
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	71	9,373
FedEx Corp. (Air Freight & Logistics)	212	36,152
Fidelity National Information Services, Inc. (IT Services)	1,194	159,101
First Horizon National Corp. (Banks)	1	13
First Republic Bank (Banks)	322	31,994
Fiserv, Inc.* (IT Services)	1,117	117,765
FleetCor Technologies, Inc.* (IT Services)	101	28,701
Flowserve Corp. (Machinery)	136	6,804
FMC Corp. (Chemicals)	114	9,852
Foot Locker, Inc. (Specialty Retail)	108	4,434
Fortinet, Inc.* (Software)	284	22,808
Fox Corp.—Class A (Media)	319	11,905
Fox Corp.—Class B (Media)	147	5,468
Freeport-McMoRan, Inc. (Metals & Mining)	1,281	14,168
Garmin, Ltd. (Household Durables)	147	11,552
Gartner, Inc.* (IT Services)	177	24,661
Global Payments, Inc. (IT Services)	306	51,384
H & R Block, Inc. (Diversified Consumer Services)	249	6,895
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	313	5,036
Hasbro, Inc. (Leisure Products)	130	15,751
HCA Holdings, Inc. (Health Care Providers & Services)	523	69,826
HCP, Inc. (Equity Real Estate Investment Trusts)	936	29,886
Henry Schein, Inc.* (Health Care Providers & Services)	130	8,650
Hess Corp. (Oil, Gas & Consumable Fuels)	276	17,896
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	570	55,034
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	306	15,230
Hologic, Inc.* (Health Care Equipment & Supplies)	290	14,863
Honeywell International, Inc. (Industrial Conglomerates)	714	123,136
Hormel Foods Corp. (Food Products)	534	21,889
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	685	11,912
Humana, Inc. (Health Care Providers & Services)	266	78,935
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	169	47,666
IHS Markit, Ltd.* (Professional Services)	714	45,996
Illinois Tool Works, Inc. (Machinery)	234	36,090
Illumina, Inc.* (Life Sciences Tools & Services)	288	86,221
Incyte Corp.* (Biotechnology)	168	14,267
Ingersoll-Rand PLC (Machinery)	472	58,367
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,876	297,032
Intercontinental Exchange, Inc. (Capital Markets)	1,103	96,910
Intuit, Inc. (Software)	508	140,873
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	226	117,409
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	225	35,813
J.B. Hunt Transport Services, Inc. (Road & Rail)	115	11,773
Jack Henry & Associates, Inc. (IT Services)	73	10,198
Johnson & Johnson (Pharmaceuticals)	3,070	399,775
Kansas City Southern Industries, Inc. (Road & Rail)	86	10,642
Kellogg Co. (Food Products)	488	28,411
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	369	33,033
Kimberly-Clark Corp. (Household Products)	364	49,377
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	174	23,720
L3Harris Technologies, Inc. (Aerospace & Defense)	225	46,710
Lamb Weston Holding, Inc. (Food Products)	286	19,196
Linde PLC (Chemicals)	714	136,574
Lockheed Martin Corp. (Aerospace & Defense)	289	104,667
Lowe’s Cos., Inc. (Specialty Retail)	706	71,589

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 107

Common Stocks, continued

	Shares	Value
Macy’s, Inc. (Multiline Retail)	254	$5,773
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,605	22,582
MarketAxess Holdings, Inc. (Capital Markets)	74	24,941
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	218	30,274
Marsh & McLennan Cos., Inc. (Insurance)	632	62,441
Martin Marietta Materials, Inc. (Construction Materials)	70	17,343
Masco Corp. (Building Products)	271	11,048
MasterCard, Inc.—Class A (IT Services)	1,761	479,467
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	320	18,941
McCormick & Co., Inc. (Food Products)	239	37,891
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,496	315,236
Medtronic PLC (Health Care Equipment & Supplies)	2,627	267,796
Merck & Co., Inc. (Pharmaceuticals)	5,044	418,602
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	31	23,459
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	237	22,378
Microsoft Corp. (Software)	15,010	2,045,412
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	127	14,966
Monster Beverage Corp.* (Beverages)	766	49,384
Moody’s Corp. (Capital Markets)	159	34,080
Motorola Solutions, Inc. (Communications Equipment)	322	53,439
MSCI, Inc.—Class A (Capital Markets)	165	37,495
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	484	28,309
Netflix, Inc.* (Entertainment)	857	276,803
Newell Rubbermaid, Inc. (Household Durables)	398	5,648
NextEra Energy, Inc. (Electric Utilities)	939	194,533
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,256	108,053
Nordstrom, Inc. (Multiline Retail)	102	3,377
Norfolk Southern Corp. (Road & Rail)	361	68,994
Northern Trust Corp. (Capital Markets)	226	22,148
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	524	17,889
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	633	106,800
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,465	75,242
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	461	32,307
Oracle Corp. (Software)	2,377	133,825
O’Reilly Automotive, Inc.* (Specialty Retail)	154	58,637
Paychex, Inc. (IT Services)	388	32,223
PayPal Holdings, Inc.* (IT Services)	2,301	254,030
PepsiCo, Inc. (Beverages)	1,675	214,082
PerkinElmer, Inc. (Life Sciences Tools & Services)	114	9,818
Pfizer, Inc. (Pharmaceuticals)	10,877	422,462
Philip Morris International, Inc. (Tobacco)	1,554	129,930
Pinnacle West Capital Corp. (Electric Utilities)	220	20,068
PPG Industries, Inc. (Chemicals)	213	25,004
Public Storage (Equity Real Estate Investment Trusts)	295	71,614
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,239	90,645
Raytheon Co. (Aerospace & Defense)	234	42,656
Realty Income Corp. (Equity Real Estate Investment Trusts)	450	31,145
Regency Centers Corp. (Equity Real Estate Investment Trusts)	147	9,805
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	91	27,733
Republic Services, Inc.—Class A (Commercial Services & Supplies)	181	16,046
ResMed, Inc. (Health Care Equipment & Supplies)	281	36,165
Robert Half International, Inc. (Professional Services)	107	6,464
Rockwell Automation, Inc. (Electrical Equipment)	117	18,811
Rollins, Inc. (Commercial Services & Supplies)	289	9,690
Roper Technologies, Inc. (Industrial Conglomerates)	204	74,185
Ross Stores, Inc. (Specialty Retail)	411	43,578
S&P Global, Inc. (Capital Markets)	481	117,820
Salesforce.com, Inc.* (Software)	1,522	235,149
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	129	31,658
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	315	14,588
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	406	65,853
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	207	17,653
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,210	114,575
Stryker Corp. (Health Care Equipment & Supplies)	359	75,311
SVB Financial Group* (Banks)	102	23,661
Synopsys, Inc.* (Software)	168	22,304
Sysco Corp. (Food & Staples Retailing)	584	40,045
T. Rowe Price Group, Inc. (Capital Markets)	230	26,080
Take-Two Interactive Software, Inc.* (Entertainment)	220	26,954
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	382	11,815
Teleflex, Inc. (Health Care Equipment & Supplies)	90	30,577
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,213	151,637
The Boeing Co. (Aerospace & Defense)	1,025	349,709
The Charles Schwab Corp. (Capital Markets)	1,211	52,339
The Clorox Co. (Household Products)	249	40,487
The Coca-Cola Co. (Beverages)	3,911	205,836
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	14,508
The Estee Lauder Cos., Inc.—Class A (Personal Products)	292	53,783
The Hershey Co. (Food Products)	166	25,189
The Home Depot, Inc. (Specialty Retail)	992	211,981
The Mosaic Co. (Chemicals)	329	8,288
The Nasdaq OMX Group, Inc. (Capital Markets)	159	15,323
The Procter & Gamble Co. (Household Products)	2,752	324,846

See accompanying notes to the financial statements.

108 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	606	$49,074
The Sherwin-Williams Co. (Chemicals)	99	50,791
The TJX Cos., Inc. (Specialty Retail)	2,375	129,581
The Walt Disney Co. (Entertainment)	1,914	273,721
The Western Union Co. (IT Services)	356	7,476
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	784	217,702
Tiffany & Co. (Specialty Retail)	95	8,922
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	156	12,438
Torchmark Corp. (Insurance)	89	8,127
Total System Services, Inc. (IT Services)	218	29,587
Tractor Supply Co. (Specialty Retail)	236	25,679
TransDigm Group, Inc.* (Aerospace & Defense)	96	46,602
TripAdvisor, Inc.* (Interactive Media & Services)	135	5,960
Twitter, Inc.* (Interactive Media & Services)	1,432	60,588
U.S. Bancorp (Banks)	2,931	167,506
UDR, Inc. (Equity Real Estate Investment Trusts)	304	14,002
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	109	38,068
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	241	5,560
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	249	5,065
Union Pacific Corp. (Road & Rail)	1,386	249,411
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	684	81,717
United Rentals, Inc.* (Trading Companies & Distributors)	81	10,251
United Technologies Corp. (Aerospace & Defense)	762	101,803
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	93	14,030
V.F. Corp. (Textiles, Apparel & Luxury Goods)	638	55,755
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	178	20,892
VeriSign, Inc.* (IT Services)	206	43,485
Verisk Analytics, Inc.—Class A (Professional Services)	221	33,530
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,103	447,853
Vertex Pharmaceuticals, Inc.* (Biotechnology)	502	83,643
Visa, Inc.—Class A (IT Services)	3,406	606,268
Vornado Realty Trust (Equity Real Estate Investment Trusts)	174	11,192
Vulcan Materials Co. (Construction Materials)	126	17,432
W.W. Grainger, Inc. (Trading Companies & Distributors)	87	25,320
Wabtec Corp. (Machinery)	145	11,264
Waste Management, Inc. (Commercial Services & Supplies)	765	89,505
Waters Corp.* (Life Sciences Tools & Services)	81	17,055
WEC Energy Group, Inc. (Multi-Utilities)	297	25,382
WellCare Health Plans, Inc.* (Health Care Providers & Services)	98	28,151
Welltower, Inc. (Equity Real Estate Investment Trusts)	794	65,997
Xcel Energy, Inc. (Electric Utilities)	454	27,063
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	497	56,762
Xylem, Inc. (Machinery)	353	28,342
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	599	67,399
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	54,052
Zoetis, Inc. (Pharmaceuticals)	515	59,168
TOTAL COMMON STOCKS (Cost $14,887,320)		26,015,497
TOTAL INVESTMENT SECURITIES (Cost $14,887,320)—100.0%		26,015,497
Net other assets (liabilities)—NM		(8,293)
NET ASSETS—100.0%		$26,007,204

*      Non-income producing security.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 109

Large-Cap Growth ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$692,148	2.7%
Air Freight & Logistics	143,523	0.6%
Auto Components	26,909	0.1%
Banks	233,276	0.9%
Beverages	551,475	2.1%
Biotechnology	531,619	2.0%
Building Products	20,781	0.1%
Capital Markets	485,339	1.9%
Chemicals	463,851	1.8%
Commercial Services & Supplies	179,147	0.7%
Communications Equipment	563,118	2.2%
Construction Materials	34,775	0.1%
Consumer Finance	120,391	0.5%
Containers & Packaging	56,581	0.2%
Diversified Consumer Services	6,895	NM
Diversified Financial Services	374,293	1.4%
Diversified Telecommunication Services	447,853	1.7%
Electric Utilities	281,040	1.1%
Electrical Equipment	91,325	0.4%
Electronic Equipment, Instruments & Components	53,750	0.2%
Entertainment	603,378	2.3%
Equity Real Estate Investment Trusts	847,244	3.3%
Food & Staples Retailing	40,045	0.2%
Food Products	132,576	0.5%
Gas Utilities	14,611	0.1%
Health Care Equipment & Supplies	1,436,704	5.5%
Health Care Providers & Services	286,481	1.1%
Health Care Technology	45,713	0.2%
Hotels, Restaurants & Leisure	640,452	2.5%
Household Durables	17,200	0.1%
Household Products	519,724	2.0%
Independent Power and Renewable Electricity Producers	17,889	0.1%
Industrial Conglomerates	297,960	1.1%
Insurance	213,164	0.8%
Interactive Media & Services	2,424,467	9.2%
Internet & Direct Marketing Retail	1,635,396	6.2%
IT Services	2,167,726	8.2%
Leisure Products	15,751	0.1%
Life Sciences Tools & Services	412,765	1.6%
Machinery	140,867	0.5%
Media	249,088	1.0%
Metals & Mining	14,168	0.1%
Multiline Retail	76,965	0.3%
Multi-Utilities	134,721	0.5%
Oil, Gas & Consumable Fuels	821,005	3.2%
Personal Products	53,783	0.2%
Pharmaceuticals	1,556,917	6.0%
Professional Services	106,019	0.4%
Road & Rail	446,842	1.7%
Semiconductors & Semiconductor Equipment	1,109,388	4.3%
Software	3,033,345	11.6%
Specialty Retail	672,896	2.6%
Technology Hardware, Storage & Peripherals	42,897	0.2%
Textiles, Apparel & Luxury Goods	191,284	0.7%
Tobacco	129,930	0.5%
Trading Companies & Distributors	70,128	0.3%
Water Utilities	25,481	0.1%
Wireless Telecommunication Services	12,438	NM
Other**	(8,293)	NM
Total	$26,007,204	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

110 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	319	$55,736
A.O. Smith Corp. (Building Products)	160	7,272
AbbVie, Inc. (Biotechnology)	803	53,496
Accenture PLC—Class A (IT Services)	389	74,914
Activision Blizzard, Inc. (Entertainment)	866	42,209
Advance Auto Parts, Inc. (Specialty Retail)	29	4,369
Affiliated Managers Group, Inc. (Capital Markets)	58	4,976
Aflac, Inc. (Insurance)	843	44,376
Agilent Technologies, Inc. (Life Sciences Tools & Services)	168	11,661
Alaska Air Group, Inc. (Airlines)	140	8,870
Albemarle Corp. (Chemicals)	120	8,755
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	128	18,734
Align Technology, Inc.* (Health Care Equipment & Supplies)	40	8,363
Allegion PLC (Building Products)	52	5,384
Allergan PLC (Pharmaceuticals)	349	56,015
Alliant Energy Corp. (Electric Utilities)	114	5,648
Altria Group, Inc. (Tobacco)	2,116	99,600
Amcor PLC* (Containers & Packaging)	935	9,911
American Airlines Group, Inc. (Airlines)	447	13,638
American Electric Power Co., Inc. (Electric Utilities)	559	49,086
American Express Co. (Consumer Finance)	387	48,131
American International Group, Inc. (Insurance)	984	55,093
American Water Works Co., Inc. (Water Utilities)	76	8,723
Ameriprise Financial, Inc. (Capital Markets)	70	10,186
AmerisourceBergen Corp. (Health Care Providers & Services)	175	15,251
Amgen, Inc. (Biotechnology)	234	43,660
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	210	19,597
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	193	22,670
Anthem, Inc. (Health Care Providers & Services)	291	85,732
Aon PLC (Insurance)	101	19,114
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,945	1,053,482
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,059	52,283
Aptiv PLC (Auto Components)	113	9,905
Archer-Daniels-Midland Co. (Food Products)	633	26,004
Arconic, Inc. (Aerospace & Defense)	450	11,268
Arthur J. Gallagher & Co. (Insurance)	69	6,240
Assurant, Inc. (Insurance)	70	7,935
AT&T, Inc. (Diversified Telecommunication Services)	8,257	281,150
Atmos Energy Corp. (Gas Utilities)	54	5,888
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	50	10,440
Avery Dennison Corp. (Containers & Packaging)	53	6,088
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	581	14,752
Ball Corp. (Containers & Packaging)	125	8,935
Bank of America Corp. (Banks)	10,004	306,922
Baxter International, Inc. (Health Care Equipment & Supplies)	305	25,611
BB&T Corp. (Banks)	866	44,625
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	112	28,314
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,139	233,985
Best Buy Co., Inc. (Specialty Retail)	263	20,127
Biogen, Inc.* (Biotechnology)	101	24,020
BlackRock, Inc.—Class A (Capital Markets)	136	63,604
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	27	50,938
BorgWarner, Inc. (Auto Components)	234	8,845
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	83	11,035
Bristol-Myers Squibb Co. (Pharmaceuticals)	906	40,235
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	154	12,894
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	147	2,817
Cadence Design Systems, Inc.* (Software)	130	9,608
Campbell Soup Co. (Food Products)	219	9,053
Capital One Financial Corp. (Consumer Finance)	532	49,167
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	171	6,086
Cardinal Health, Inc. (Health Care Providers & Services)	337	15,411
CarMax, Inc.* (Specialty Retail)	103	9,039
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	452	21,348
Caterpillar, Inc. (Machinery)	647	85,191
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	355	18,819
CBS Corp.—Class B (Media)	398	20,501
Celanese Corp. (Chemicals)	67	7,515
Celgene Corp.* (Biotechnology)	423	38,857
Centene Corp.* (Health Care Providers & Services)	468	24,378
CenterPoint Energy, Inc. (Multi-Utilities)	567	16,449
CenturyLink, Inc. (Diversified Telecommunication Services)	1,083	13,093
CF Industries Holdings, Inc. (Chemicals)	143	7,087
Charter Communications, Inc.*—Class A (Media)	110	42,392
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,155	265,302
Chubb, Ltd. (Insurance)	518	79,170
Cigna Corp. (Health Care Providers & Services)	185	31,435
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	50	2,534
Cincinnati Financial Corp. (Insurance)	90	9,660
Citigroup, Inc. (Banks)	2,616	186,155
Citizens Financial Group, Inc. (Banks)	518	19,301
CME Group, Inc. (Capital Markets)	406	78,935
CMS Energy Corp. (Multi-Utilities)	142	8,267
Cognizant Technology Solutions Corp. (IT Services)	644	41,950
Colgate-Palmolive Co. (Household Products)	418	29,987
Comcast Corp.—Class A (Media)	2,768	119,495
Comerica, Inc. (Banks)	95	6,954
ConAgra Foods, Inc. (Food Products)	549	15,850

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	103	$10,061
Consolidated Edison, Inc. (Multi-Utilities)	370	31,435
Copart, Inc.* (Commercial Services & Supplies)	73	5,660
Corning, Inc. (Electronic Equipment, Instruments & Components)	887	27,275
Corteva, Inc. (Chemicals)	846	24,957
Costco Wholesale Corp. (Food & Staples Retailing)	497	136,988
Coty, Inc. (Personal Products)	338	3,688
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	277	36,913
Cummins, Inc. (Machinery)	163	26,732
CVS Health Corp. (Health Care Providers & Services)	1,470	82,129
D.R. Horton, Inc. (Household Durables)	384	17,636
Danaher Corp. (Health Care Equipment & Supplies)	314	44,117
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42	5,106
Deere & Co. (Machinery)	359	59,468
Delta Air Lines, Inc. (Airlines)	674	41,141
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	265	14,429
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	104	11,893
Discover Financial Services (Consumer Finance)	128	11,487
Discovery Communications, Inc.*—Class A (Media)	178	5,395
Discovery Communications, Inc.*—Class C (Media)	406	11,465
Dish Network Corp.*—Class A (Media)	260	8,804
Dollar Tree, Inc.* (Multiline Retail)	269	27,371
Dominion Resources, Inc. (Multi-Utilities)	481	35,733
Dover Corp. (Machinery)	164	15,883
Dow, Inc. (Chemicals)	847	41,029
DTE Energy Co. (Multi-Utilities)	207	26,312
Duke Energy Corp. (Electric Utilities)	824	71,458
Duke Realty Corp. (Equity Real Estate Investment Trusts)	134	4,466
DuPont de Nemours, Inc. (Chemicals)	847	61,119
DXC Technology Co. (IT Services)	303	16,898
E*TRADE Financial Corp. (Capital Markets)	113	5,513
Eastman Chemical Co. (Chemicals)	72	5,425
Eaton Corp. PLC (Electrical Equipment)	249	20,465
eBay, Inc. (Internet & Direct Marketing Retail)	575	23,684
Edison International (Electric Utilities)	399	29,741
Electronic Arts, Inc.* (Entertainment)	175	16,188
Emerson Electric Co. (Electrical Equipment)	695	45,092
Entergy Corp. (Electric Utilities)	215	22,708
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	657	56,403
Equifax, Inc. (Professional Services)	53	7,372
Equinix, Inc. (Equity Real Estate Investment Trusts)	38	19,080
Equity Residential (Equity Real Estate Investment Trusts)	135	10,650
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	19	5,742
Everest Re Group, Ltd. (Insurance)	46	11,345
Evergy, Inc. (Electric Utilities)	276	16,695
Eversource Energy (Electric Utilities)	162	12,289
Exelon Corp. (Electric Utilities)	1,098	49,476
Expedia, Inc. (Internet & Direct Marketing Retail)	51	6,770
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	49	5,507
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,107	156,677
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	45	5,940
FedEx Corp. (Air Freight & Logistics)	150	25,580
Fifth Third Bancorp (Banks)	822	24,405
First Horizon National Corp. (Banks)	1	14
FirstEnergy Corp. (Electric Utilities)	571	25,107
FleetCor Technologies, Inc.* (IT Services)	38	10,798
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	153	7,598
Flowserve Corp. (Machinery)	70	3,502
FMC Corp. (Chemicals)	85	7,346
Foot Locker, Inc. (Specialty Retail)	64	2,628
Ford Motor Co. (Automobiles)	4,432	42,237
Fortive Corp. (Machinery)	334	25,401
Fortune Brands Home & Security, Inc. (Building Products)	158	8,681
Fox Corp.—Class A (Media)	216	8,061
Fox Corp.—Class B (Media)	99	3,683
Franklin Resources, Inc. (Capital Markets)	333	10,866
Freeport-McMoRan, Inc. (Metals & Mining)	900	9,954
Garmin, Ltd. (Household Durables)	52	4,087
General Dynamics Corp. (Aerospace & Defense)	308	57,270
General Electric Co. (Industrial Conglomerates)	9,865	103,088
General Mills, Inc. (Food Products)	677	35,955
General Motors Co. (Automobiles)	1,492	60,187
Genuine Parts Co. (Distributors)	164	15,928
Gilead Sciences, Inc. (Biotechnology)	1,438	94,217
H & R Block, Inc. (Diversified Consumer Services)	87	2,409
Halliburton Co. (Energy Equipment & Services)	986	22,678
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	226	3,636
Harley-Davidson, Inc. (Automobiles)	179	6,405
Hartford Financial Services Group, Inc. (Insurance)	410	23,628
Hasbro, Inc. (Leisure Products)	56	6,785
Helmerich & Payne, Inc. (Energy Equipment & Services)	125	6,210
Henry Schein, Inc.* (Health Care Providers & Services)	93	6,188
Hess Corp. (Oil, Gas & Consumable Fuels)	129	8,364
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,513	21,742
Hologic, Inc.* (Health Care Equipment & Supplies)	136	6,970
Honeywell International, Inc. (Industrial Conglomerates)	412	71,054
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	442	7,686
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,703	35,831

See accompanying notes to the financial statements.

112 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	1,182	$16,844
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	47	10,730
Illinois Tool Works, Inc. (Machinery)	203	31,309
Incyte Corp.* (Biotechnology)	104	8,832
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,671	84,468
International Business Machines Corp. (IT Services)	1,003	148,686
International Flavors & Fragrances, Inc. (Chemicals)	114	16,415
International Paper Co. (Containers & Packaging)	449	19,715
Invesco, Ltd. (Capital Markets)	452	8,674
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	40	5,240
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	48	7,640
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	324	9,529
J.B. Hunt Transport Services, Inc. (Road & Rail)	33	3,378
Jack Henry & Associates, Inc. (IT Services)	46	6,426
Jacobs Engineering Group, Inc. (Construction & Engineering)	129	10,644
Jefferies Financial Group, Inc. (Diversified Financial Services)	286	6,100
Johnson & Johnson (Pharmaceuticals)	1,231	160,301
Johnson Controls International PLC (Building Products)	900	38,195
JPMorgan Chase & Co. (Banks)	3,671	425,835
Juniper Networks, Inc. (Communications Equipment)	389	10,511
Kansas City Southern Industries, Inc. (Road & Rail)	63	7,796
KeyCorp (Banks)	1,139	20,923
Kimberly-Clark Corp. (Household Products)	178	24,146
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	475	9,125
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,200	45,364
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	83	11,315
Kohl’s Corp. (Multiline Retail)	182	9,803
L Brands, Inc. (Specialty Retail)	257	6,669
L3Harris Technologies, Inc. (Aerospace & Defense)	120	24,912
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	111	18,595
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	170	35,464
Leggett & Platt, Inc. (Household Durables)	149	5,956
Lennar Corp.—Class A (Household Durables)	323	15,365
Lincoln National Corp. (Insurance)	228	14,898
Linde PLC (Chemicals)	203	38,830
LKQ Corp.* (Distributors)	354	9,533
Lockheed Martin Corp. (Aerospace & Defense)	110	39,839
Loews Corp. (Insurance)	303	16,223
Lowe’s Cos., Inc. (Specialty Retail)	478	48,469
LyondellBasell Industries N.V.—Class A (Chemicals)	344	28,789
M&T Bank Corp. (Banks)	154	25,295
Macy’s, Inc. (Multiline Retail)	201	4,569
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	749	42,236
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	188	26,094
Marsh & McLennan Cos., Inc. (Insurance)	215	21,242
Martin Marietta Materials, Inc. (Construction Materials)	31	7,680
Masco Corp. (Building Products)	175	7,135
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	124	7,340
McKesson Corp. (Health Care Providers & Services)	215	29,874
MetLife, Inc. (Insurance)	1,074	53,077
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10	7,568
MGM Resorts International (Hotels, Restaurants & Leisure)	576	17,292
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	132	12,463
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,253	56,247
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	56	6,599
Mohawk Industries, Inc.* (Household Durables)	70	8,728
Molson Coors Brewing Co.—Class B (Beverages)	213	11,500
Mondelez International, Inc.—Class A (Food Products)	1,630	87,189
Moody’s Corp. (Capital Markets)	95	20,362
Morgan Stanley (Capital Markets)	1,446	64,434
Mylan N.V.* (Pharmaceuticals)	582	12,164
National Oilwell Varco, Inc. (Energy Equipment & Services)	436	10,386
Nektar Therapeutics* (Pharmaceuticals)	196	5,578
Newell Rubbermaid, Inc. (Household Durables)	209	2,966
Newmont Mining Corp. (Metals & Mining)	927	33,854
News Corp.—Class A (Media)	433	5,698
News Corp.—Class B (Media)	139	1,871
Nielsen Holdings PLC (Professional Services)	401	9,287
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	697	59,964
NiSource, Inc. (Multi-Utilities)	421	12,499
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	539	11,901
Nordstrom, Inc. (Multiline Retail)	59	1,953
Norfolk Southern Corp. (Road & Rail)	94	17,965
Northern Trust Corp. (Capital Markets)	115	11,270
Northrop Grumman Corp. (Aerospace & Defense)	193	66,695
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	244	12,063
Nucor Corp. (Metals & Mining)	344	18,707
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	324	54,665
Omnicom Group, Inc. (Media)	249	19,975
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	201	14,086
Oracle Corp. (Software)	1,372	77,245
PACCAR, Inc. (Machinery)	391	27,425

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	106	$10,703
Parker-Hannifin Corp. (Machinery)	145	25,387
Paychex, Inc. (IT Services)	138	11,461
Pentair PLC (Machinery)	178	6,908
People’s United Financial, Inc. (Banks)	445	7,307
PepsiCo, Inc. (Beverages)	618	78,987
PerkinElmer, Inc. (Life Sciences Tools & Services)	60	5,167
Perrigo Co. PLC (Pharmaceuticals)	143	7,723
Philip Morris International, Inc. (Tobacco)	862	72,072
Phillips 66 (Oil, Gas & Consumable Fuels)	473	48,511
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	190	26,228
PNC Financial Services Group, Inc. (Banks)	511	73,022
PPG Industries, Inc. (Chemicals)	145	17,022
PPL Corp. (Electric Utilities)	816	24,178
Principal Financial Group, Inc. (Insurance)	294	17,064
Prologis, Inc. (Equity Real Estate Investment Trusts)	714	57,555
Prudential Financial, Inc. (Insurance)	460	46,603
Public Service Enterprise Group, Inc. (Multi-Utilities)	572	32,690
PulteGroup, Inc. (Household Durables)	288	9,075
PVH Corp. (Textiles, Apparel & Luxury Goods)	85	7,558
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	136	9,967
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	661	48,359
Quanta Services, Inc. (Construction & Engineering)	160	5,987
Quest Diagnostics, Inc. (Health Care Providers & Services)	152	15,516
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	59	6,150
Raymond James Financial, Inc. (Capital Markets)	143	11,536
Raytheon Co. (Aerospace & Defense)	179	32,630
Realty Income Corp. (Equity Real Estate Investment Trusts)	96	6,644
Regency Centers Corp. (Equity Real Estate Investment Trusts)	104	6,937
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	37	11,276
Regions Financial Corp. (Banks)	1,145	18,240
Republic Services, Inc.—Class A (Commercial Services & Supplies)	139	12,322
Robert Half International, Inc. (Professional Services)	73	4,410
Rockwell Automation, Inc. (Electrical Equipment)	67	10,772
Ross Stores, Inc. (Specialty Retail)	178	18,873
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	195	22,686
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	54	13,252
Schlumberger, Ltd. (Energy Equipment & Services)	1,568	62,672
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	103	4,770
Sealed Air Corp. (Containers & Packaging)	176	7,355
Sempra Energy (Multi-Utilities)	311	42,119
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	114	18,491
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	77	6,567
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	95	7,703
Snap-on, Inc. (Machinery)	62	9,462
Southwest Airlines Co. (Airlines)	553	28,496
Stanley Black & Decker, Inc. (Machinery)	171	25,238
Starbucks Corp. (Hotels, Restaurants & Leisure)	672	63,631
State Street Corp. (Capital Markets)	422	24,514
Stryker Corp. (Health Care Equipment & Supplies)	144	30,208
SunTrust Banks, Inc. (Banks)	502	33,433
Symantec Corp. (Software)	697	15,027
Synchrony Financial (Consumer Finance)	716	25,690
Synopsys, Inc.* (Software)	73	9,691
Sysco Corp. (Food & Staples Retailing)	198	13,577
T. Rowe Price Group, Inc. (Capital Markets)	134	15,194
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	109	3,371
Target Corp. (Multiline Retail)	579	50,025
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	381	35,205
TechnipFMC PLC (Energy Equipment & Services)	476	13,109
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	360	45,004
Textron, Inc. (Aerospace & Defense)	264	13,015
The AES Corp. (Independent Power and Renewable Electricity Producers)	748	12,559
The Allstate Corp. (Insurance)	377	40,490
The Bank of New York Mellon Corp. (Capital Markets)	997	46,779
The Charles Schwab Corp. (Capital Markets)	645	27,877
The Coca-Cola Co. (Beverages)	2,085	109,733
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	33	11,134
The Estee Lauder Cos., Inc.—Class A (Personal Products)	80	14,735
The Gap, Inc. (Specialty Retail)	237	4,622
The Goldman Sachs Group, Inc. (Capital Markets)	385	84,750
The Hershey Co. (Food Products)	61	9,256
The Home Depot, Inc. (Specialty Retail)	673	143,813
The Interpublic Group of Cos., Inc. (Media)	436	9,993
The JM Smucker Co.—Class A (Food Products)	128	14,232
The Kraft Heinz Co. (Food Products)	704	22,535
The Kroger Co. (Food & Staples Retailing)	911	19,277
The Macerich Co. (Equity Real Estate Investment Trusts)	118	3,900
The Mosaic Co. (Chemicals)	212	5,340
The Nasdaq OMX Group, Inc. (Capital Markets)	39	3,758
The Procter & Gamble Co. (Household Products)	1,248	147,314
The Progressive Corp. (Insurance)	311	25,185
The Sherwin-Williams Co. (Chemicals)	35	17,956
The Southern Co. (Electric Utilities)	1,177	66,148

See accompanying notes to the financial statements.

114 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
The Travelers Cos., Inc. (Insurance)	296	$43,400
The Walt Disney Co. (Entertainment)	869	124,275
The Western Union Co. (IT Services)	279	5,859
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,369	33,732
Tiffany & Co. (Specialty Retail)	67	6,293
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	297	23,680
Torchmark Corp. (Insurance)	62	5,662
Total System Services, Inc. (IT Services)	59	8,007
TripAdvisor, Inc.* (Interactive Media & Services)	38	1,678
Tyson Foods, Inc.—Class A (Food Products)	334	26,553
UDR, Inc. (Equity Real Estate Investment Trusts)	144	6,633
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	73	1,684
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	74	1,505
United Continental Holdings, Inc.* (Airlines)	250	22,978
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	395	47,191
United Rentals, Inc.* (Trading Companies & Distributors)	42	5,315
United Technologies Corp. (Aerospace & Defense)	477	63,727
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,075	267,687
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	40	6,034
Unum Group (Insurance)	239	7,636
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	472	40,238
Ventas, Inc. (Equity Real Estate Investment Trusts)	418	28,127
Verisk Analytics, Inc.—Class A (Professional Services)	57	8,648
Viacom, Inc.—Class B (Entertainment)	399	12,110
Vornado Realty Trust (Equity Real Estate Investment Trusts)	96	6,175
Vulcan Materials Co. (Construction Materials)	78	10,792
Wabtec Corp. (Machinery)	99	7,690
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	879	47,897
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,583	174,731
Waters Corp.* (Life Sciences Tools & Services)	32	6,738
WEC Energy Group, Inc. (Multi-Utilities)	187	15,981
Wells Fargo & Co. (Banks)	4,575	221,476
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	331	17,838
WestRock Co. (Containers & Packaging)	290	10,455
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	841	21,370
Whirlpool Corp. (Household Durables)	71	10,329
Willis Towers Watson PLC (Insurance)	146	28,502
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	109	14,178
Xcel Energy, Inc. (Electric Utilities)	319	19,016
Xerox Corp. (Technology Hardware, Storage & Peripherals)	222	7,126
Zions Bancorp (Banks)	207	9,329
Zoetis, Inc. (Pharmaceuticals)	244	28,033
TOTAL COMMON STOCKS (Cost $10,912,732)		13,043,156

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $70,005	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000
TOTAL INVESTMENT SECURITIES (Cost $10,982,732)—100.5%		13,113,156
Net other assets (liabilities)—(0.5)%		(70,369)
NET ASSETS—100.0%		$13,042,787

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 115

Large-Cap Value ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$320,086	2.5%
Air Freight & Logistics	85,665	0.7%
Airlines	115,123	0.9%
Auto Components	18,750	0.1%
Automobiles	108,829	0.8%
Banks	1,440,082	11.2%
Beverages	200,220	1.5%
Biotechnology	274,358	2.1%
Building Products	66,667	0.5%
Capital Markets	493,228	3.8%
Chemicals	287,586	2.2%
Commercial Services & Supplies	17,982	0.1%
Communications Equipment	10,511	0.1%
Construction & Engineering	16,631	0.1%
Construction Materials	18,472	0.1%
Consumer Finance	134,475	1.0%
Containers & Packaging	73,162	0.6%
Distributors	25,461	0.2%
Diversified Consumer Services	2,409	NM
Diversified Financial Services	240,085	1.8%
Diversified Telecommunication Services	294,244	2.3%
Electric Utilities	391,549	3.0%
Electrical Equipment	76,329	0.6%
Electronic Equipment, Instruments & Components	94,915	0.7%
Energy Equipment & Services	129,807	1.0%
Entertainment	194,782	1.5%
Equity Real Estate Investment Trusts	350,126	2.7%
Food & Staples Retailing	392,470	3.0%
Food Products	246,627	1.9%
Gas Utilities	5,888	NM
Health Care Equipment & Supplies	169,146	1.3%
Health Care Providers & Services	598,229	4.6%
Hotels, Restaurants & Leisure	182,398	1.4%
Household Durables	74,142	0.6%
Household Products	201,447	1.5%
Independent Power and Renewable Electricity Producers	12,559	0.1%
Industrial Conglomerates	229,878	1.8%
Insurance	576,543	4.4%
Interactive Media & Services	1,678	NM
Internet & Direct Marketing Retail	81,392	0.6%
IT Services	324,999	2.5%
Leisure Products	6,785	0.1%
Life Sciences Tools & Services	38,774	0.3%
Machinery	349,595	2.7%
Media	257,333	2.0%
Metals & Mining	62,515	0.5%
Multiline Retail	93,721	0.7%
Multi-Utilities	221,485	1.7%
Oil, Gas & Consumable Fuels	764,453	5.9%
Personal Products	18,423	0.1%
Pharmaceuticals	310,049	2.4%
Professional Services	29,717	0.2%
Real Estate Management & Development	18,819	0.1%
Road & Rail	29,139	0.2%
Semiconductors & Semiconductor Equipment	446,812	3.4%
Software	111,571	0.9%
Specialty Retail	264,902	2.0%
Technology Hardware, Storage & Peripherals	1,140,789	8.7%
Textiles, Apparel & Luxury Goods	89,954	0.7%
Tobacco	171,672	1.3%
Trading Companies & Distributors	5,315	NM
Water Utilities	8,723	0.1%
Wireless Telecommunication Services	23,680	0.2%
Other**	(369)	NM
Total	$13,042,787	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

116 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (48.4%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	183	$11,538
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	239	7,634
ACI Worldwide, Inc.* (Software)	298	10,001
Acuity Brands, Inc. (Electrical Equipment)	108	14,496
Adient PLC (Auto Components)	235	5,581
Adtalem Global Education, Inc.* (Diversified Consumer Services)	153	7,248
AECOM Technology Corp.* (Construction & Engineering)	424	15,244
AGCO Corp. (Machinery)	174	13,398
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	183	4,302
Alleghany Corp.* (Insurance)	39	26,743
Allegheny Technologies, Inc.* (Metals & Mining)	340	7,402
ALLETE, Inc. (Electric Utilities)	139	12,086
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	449	4,625
AMC Networks, Inc.*—Class A (Media)	122	6,512
Amedisys, Inc.* (Health Care Providers & Services)	79	10,893
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	370	17,298
American Eagle Outfitters, Inc. (Specialty Retail)	441	7,801
American Financial Group, Inc. (Insurance)	191	19,555
Apergy Corp.* (Energy Equipment & Services)	209	6,799
AptarGroup, Inc. (Containers & Packaging)	170	20,574
Aqua America, Inc. (Water Utilities)	582	24,415
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	228	16,555
ASGN, Inc.* (Professional Services)	142	8,953
Ashland Global Holdings, Inc. (Chemicals)	169	13,431
Associated Banc-Corp. (Banks)	442	9,578
AutoNation, Inc.* (Specialty Retail)	154	7,497
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	128	5,212
Avis Budget Group, Inc.* (Road & Rail)	172	6,259
Avnet, Inc. (Electronic Equipment, Instruments & Components)	287	13,036
Axon Enterprise, Inc.* (Aerospace & Defense)	159	11,165
BancorpSouth Bank (Banks)	248	7,413
Bank of Hawaii Corp. (Banks)	111	9,463
Bank OZK (Banks)	326	9,969
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	356	3,457
Belden, Inc. (Electronic Equipment, Instruments & Components)	106	4,819
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	54	17,005
Bio-Techne Corp. (Life Sciences Tools & Services)	102	21,434
Black Hills Corp. (Multi-Utilities)	147	11,635
Blackbaud, Inc. (Software)	133	12,103
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	215	5,695
Brighthouse Financial, Inc.* (Insurance)	312	12,221
Brinker International, Inc. (Hotels, Restaurants & Leisure)	101	4,025
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	804	15,260
Brown & Brown, Inc. (Insurance)	631	22,672
Brunswick Corp. (Leisure Products)	235	11,553
Cable One, Inc. (Media)	13	15,818
Cabot Corp. (Chemicals)	158	7,066
CACI International, Inc.*—Class A (IT Services)	67	14,415
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,578	18,684
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	615	3,026
Camden Property Trust (Equity Real Estate Investment Trusts)	261	27,067
Cantel Medical Corp. (Health Care Equipment & Supplies)	98	9,043
Carlisle Cos., Inc. (Industrial Conglomerates)	154	22,208
Carpenter Technology Corp. (Metals & Mining)	128	5,761
Cars.com, Inc.* (Interactive Media & Services)	165	3,135
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	122	11,348
Casey’s General Stores, Inc. (Food & Staples Retailing)	99	16,029
Catalent, Inc.* (Pharmaceuticals)	393	22,201
Cathay General Bancorp, Inc. (Banks)	206	7,667
CDK Global, Inc. (Software)	328	17,013
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	131	17,625
Chemed Corp. (Health Care Providers & Services)	43	17,432
Chemical Financial Corp. (Banks)	417	17,531
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	2,820	5,104
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	95	11,367
Ciena Corp.* (Communications Equipment)	386	17,454
Cinemark Holdings, Inc. (Entertainment)	287	11,457
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	157	7,701
Clean Harbors, Inc.* (Commercial Services & Supplies)	137	10,660
CNO Financial Group, Inc. (Insurance)	431	7,288
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	527	4,332
Cognex Corp. (Electronic Equipment, Instruments & Components)	462	20,333
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	65	9,025
Colfax Corp.* (Machinery)	257	7,114
Commerce Bancshares, Inc. (Banks)	265	16,120
Commercial Metals Co. (Metals & Mining)	318	5,568
CommVault Systems, Inc.* (Software)	103	4,680
Compass Minerals International, Inc. (Metals & Mining)	91	5,082
Core Laboratories N.V. (Energy Equipment & Services)	120	6,020
Corecivic, Inc. (Equity Real Estate Investment Trusts)	321	5,447
CoreLogic, Inc.* (IT Services)	218	9,934
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	100	10,481
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	302	8,432

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 117

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	392	$13,791
Covetrus, Inc.* (Health Care Providers & Services)	259	6,131
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	65	11,291
Crane Co. (Machinery)	137	11,467
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	284	17,659
Cullen/Frost Bankers, Inc. (Banks)	170	16,140
Curtiss-Wright Corp. (Aerospace & Defense)	115	14,595
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	987	22,671
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	305	17,507
Dana Holding Corp. (Auto Components)	388	6,483
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	79	12,346
Delphi Technologies PLC (Auto Components)	237	4,441
Deluxe Corp. (Commercial Services & Supplies)	118	5,265
Dick’s Sporting Goods, Inc. (Specialty Retail)	182	6,765
Dillard’s, Inc.—Class A (Multiline Retail)(a)	48	3,493
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	111	27,142
Domtar Corp. (Paper & Forest Products)	170	7,217
Donaldson Co., Inc. (Machinery)	344	17,183
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	436	17,798
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	223	17,876
Dycom Industries, Inc.* (Construction & Engineering)	85	4,689
Eagle Materials, Inc. (Construction Materials)	119	9,851
East West Bancorp, Inc. (Banks)	393	18,868
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	99	11,928
Eaton Vance Corp. (Capital Markets)	308	13,706
Edgewell Personal Care Co.* (Personal Products)	146	4,443
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	176	7,941
EMCOR Group, Inc. (Construction & Engineering)	151	12,743
Encompass Health Corp. (Health Care Providers & Services)	267	17,045
Energizer Holdings, Inc. (Household Products)	171	7,196
EnerSys (Electrical Equipment)	116	7,901
EPR Properties (Equity Real Estate Investment Trusts)	204	15,184
EQT Corp. (Oil, Gas & Consumable Fuels)	689	10,411
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	550	9,125
Evercore Partners, Inc.—Class A (Capital Markets)	111	9,587
Exelixis, Inc.* (Biotechnology)	814	17,314
F.N.B. Corp. (Banks)	876	10,556
FactSet Research Systems, Inc. (Capital Markets)	103	28,562
Fair Isaac Corp.* (Software)	78	27,099
Federated Investors, Inc.—Class B (Capital Markets)	259	9,000
First American Financial Corp. (Insurance)	302	17,462
First Financial Bankshares, Inc. (Banks)	366	11,987
First Horizon National Corp. (Banks)	850	13,940
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	341	13,023
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	205	13,220
Five Below, Inc.* (Specialty Retail)	151	17,735
Flowers Foods, Inc. (Food Products)	496	11,755
Fluor Corp. (Construction & Engineering)	377	12,256
Fulton Financial Corp. (Banks)	455	7,735
GATX Corp. (Trading Companies & Distributors)	98	7,532
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	152	16,691
Gentex Corp. (Auto Components)	689	18,893
Genworth Financial, Inc.*—Class A (Insurance)	1,357	5,414
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	206	9,389
Graco, Inc. (Machinery)	449	21,588
Graham Holdings Co.—Class B (Diversified Consumer Services)	12	8,913
Granite Construction, Inc. (Construction & Engineering)	126	4,473
Green Dot Corp.*—Class A (Consumer Finance)	129	6,539
Greif, Inc.—Class A (Containers & Packaging)	71	2,482
Haemonetics Corp.* (Health Care Equipment & Supplies)	138	16,847
Hancock Holding Co. (Banks)	231	9,591
Hawaiian Electric Industries, Inc. (Electric Utilities)	294	13,171
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	348	11,129
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	4,782
HealthEquity, Inc.* (Health Care Providers & Services)	187	15,330
Helen of Troy, Ltd.* (Household Durables)	67	9,935
Herman Miller, Inc. (Commercial Services & Supplies)	159	7,209
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	280	12,692
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	180	19,195
HNI Corp. (Commercial Services & Supplies)	117	4,006
Home BancShares, Inc. (Banks)	417	8,202
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	443	10,947
Hubbell, Inc. (Electrical Equipment)	147	19,092
ICU Medical, Inc.* (Health Care Equipment & Supplies)	45	11,450
IDACORP, Inc. (Electric Utilities)	136	13,880
IDEX Corp. (Machinery)	204	34,316
Ingevity Corp.* (Chemicals)	113	11,135
Ingredion, Inc. (Food Products)	180	13,912
Inogen, Inc.* (Health Care Equipment & Supplies)	48	2,952
Insperity, Inc. (Professional Services)	101	10,741

See accompanying notes to the financial statements.

118 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	191	$12,107
Interactive Brokers Group, Inc.—Class A (Capital Markets)	202	10,355
InterDigital, Inc. (Communications Equipment)	86	5,541
International Bancshares Corp. (Banks)	147	5,532
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	64	2,885
ITT, Inc. (Machinery)	237	14,794
j2 Global, Inc. (Software)	125	11,136
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	375	11,580
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	70	5,028
Janus Henderson Group PLC (Capital Markets)	442	8,871
JBG Smith Properties (Equity Real Estate Investment Trusts)	325	12,717
JetBlue Airways Corp.* (Airlines)	812	15,615
John Wiley & Sons, Inc.—Class A (Media)	122	5,552
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	139	20,251
KB Home (Household Durables)	228	5,990
KBR, Inc. (Construction & Engineering)	382	10,077
Kemper Corp. (Insurance)	169	14,875
Kennametal, Inc. (Machinery)	222	7,677
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	272	21,613
Kirby Corp.* (Marine)	145	11,362
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	336	12,042
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	231	18,693
Lancaster Colony Corp. (Food Products)	53	8,258
Landstar System, Inc. (Road & Rail)	108	12,017
Legg Mason, Inc. (Capital Markets)	234	8,812
Leidos Holdings, Inc. (IT Services)	389	31,937
LendingTree, Inc.* (Thrifts & Mortgage Finance)	20	6,451
Lennox International, Inc. (Building Products)	95	24,365
Liberty Property Trust (Equity Real Estate Investment Trusts)	400	20,920
Life Storage, Inc. (Equity Real Estate Investment Trusts)	126	12,284
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	53	4,850
Lincoln Electric Holdings, Inc. (Machinery)	169	14,284
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	67	11,320
LivaNova PLC* (Health Care Equipment & Supplies)	130	10,017
Live Nation Entertainment, Inc.* (Entertainment)	377	27,167
LiveRamp Holdings, Inc.* (IT Services)	186	9,800
LogMeIn, Inc. (Software)	134	10,180
Louisiana-Pacific Corp. (Paper & Forest Products)	333	8,704
Lumentum Holdings, Inc.* (Communications Equipment)	206	11,666
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	244	5,802
Mallinckrodt PLC* (Pharmaceuticals)	226	1,539
Manhattan Associates, Inc.* (Software)	174	14,788
ManpowerGroup, Inc. (Professional Services)	161	14,708
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	105	10,734
Masimo Corp.* (Health Care Equipment & Supplies)	132	20,836
MasTec, Inc.* (Construction & Engineering)	167	8,570
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	280	4,936
Mattel, Inc.* (Leisure Products)	932	13,607
MAXIMUS, Inc. (IT Services)	172	12,644
McDermott International, Inc.* (Energy Equipment & Services)	490	3,146
MDU Resources Group, Inc. (Multi-Utilities)	534	14,279
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,184	20,720
Medidata Solutions, Inc.* (Health Care Technology)	168	15,350
MEDNAX, Inc.* (Health Care Providers & Services)	233	5,725
Mercury General Corp. (Insurance)	73	4,140
Meredith Corp. (Media)	108	5,925
Minerals Technologies, Inc. (Chemicals)	95	5,059
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	147	12,514
Molina Healthcare, Inc.* (Health Care Providers & Services)	169	22,440
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	107	15,853
MSA Safety, Inc. (Commercial Services & Supplies)	95	10,008
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	121	8,597
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	440	10,578
Murphy USA, Inc.* (Specialty Retail)	81	7,157
National Fuel Gas Co. (Gas Utilities)	233	11,123
National Instruments Corp. (Electronic Equipment, Instruments & Components)	302	12,612
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	439	22,932
Navient Corp. (Consumer Finance)	574	8,122
NCR Corp.* (Technology Hardware, Storage & Peripherals)	324	10,954
NetScout Systems, Inc.* (Communications Equipment)	188	4,896
New Jersey Resources Corp. (Gas Utilities)	241	12,019
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,260	14,527
NewMarket Corp. (Chemicals)	24	10,119
Nordson Corp. (Machinery)	139	19,691
NorthWestern Corp. (Multi-Utilities)	136	9,509
NOW, Inc.* (Trading Companies & Distributors)	293	3,589
Nu Skin Enterprises, Inc.—Class A (Personal Products)	150	5,997
NuVasive, Inc.* (Health Care Equipment & Supplies)	140	9,324
nVent Electric PLC (Electrical Equipment)	429	10,635
NVR, Inc.* (Household Durables)	9	30,097

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	730	$3,555
Oceaneering International, Inc.* (Energy Equipment & Services)	267	4,125
OGE Energy Corp. (Electric Utilities)	540	23,193
Old Dominion Freight Line, Inc. (Road & Rail)	175	29,222
Old Republic International Corp. (Insurance)	768	17,518
Olin Corp. (Chemicals)	445	8,931
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	140	11,857
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	579	21,018
ONE Gas, Inc. (Gas Utilities)	142	12,948
Oshkosh Corp. (Machinery)	189	15,795
Owens-Illinois, Inc. (Containers & Packaging)	419	7,110
PacWest Bancorp (Banks)	320	12,362
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	61	2,710
Patterson Cos., Inc. (Health Care Providers & Services)	223	4,415
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	562	6,536
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	323	9,021
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	352	9,852
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	287	5,602
Perspecta, Inc. (IT Services)	377	8,795
Pinnacle Financial Partners, Inc. (Banks)	195	11,844
Plantronics, Inc. (Communications Equipment)	88	3,379
PNM Resources, Inc. (Electric Utilities)	215	10,679
Polaris Industries, Inc. (Leisure Products)	155	14,674
PolyOne Corp. (Chemicals)	210	6,882
Pool Corp. (Distributors)	107	20,263
Post Holdings, Inc.* (Food Products)	180	19,301
Potlatch Corp. (Equity Real Estate Investment Trusts)	182	6,701
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	159	15,886
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	140	4,844
Primerica, Inc. (Insurance)	114	13,987
Prosperity Bancshares, Inc. (Banks)	179	12,421
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	54	9,450
PTC, Inc.* (Software)	279	18,911
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	642	3,178
Range Resources Corp. (Oil, Gas & Consumable Fuels)	562	3,198
Rayonier, Inc. (Equity Real Estate Investment Trusts)	350	10,164
Regal Beloit Corp. (Electrical Equipment)	115	9,156
Reinsurance Group of America, Inc. (Insurance)	169	26,350
Reliance Steel & Aluminum Co. (Metals & Mining)	181	18,091
RenaissanceRe Holdings, Ltd. (Insurance)	119	21,557
Resideo Technologies, Inc.* (Building Products)	331	6,243
Royal Gold, Inc. (Metals & Mining)	177	20,259
RPM International, Inc. (Chemicals)	353	23,943
Ryder System, Inc. (Road & Rail)	144	7,669
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	484	9,990
Sabre Corp. (IT Services)	741	17,421
Sally Beauty Holdings, Inc.* (Specialty Retail)	325	4,466
Sanderson Farms, Inc. (Food Products)	53	6,944
Science Applications International Corp. (IT Services)	137	11,696
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	150	3,068
SEI Investments Co. (Capital Markets)	346	20,618
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	180	9,517
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	641	5,256
Sensient Technologies Corp. (Chemicals)	114	7,771
Service Corp. International (Diversified Consumer Services)	491	22,655
Signature Bank (Banks)	149	18,991
Signet Jewelers, Ltd. (Specialty Retail)	141	2,558
Silgan Holdings, Inc. (Containers & Packaging)	210	6,313
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	117	13,129
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	193	10,196
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	362	13,735
SLM Corp. (Consumer Finance)	1,166	10,622
Sonoco Products Co. (Containers & Packaging)	270	16,208
Sotheby’s*—Class A (Diversified Consumer Services)	89	5,314
Southwest Gas Corp. (Gas Utilities)	144	12,803
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,459	3,210
Spire, Inc. (Gas Utilities)	137	11,290
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	235	10,368
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	318	5,384
Steel Dynamics, Inc. (Metals & Mining)	599	18,874
Stericycle, Inc.* (Commercial Services & Supplies)	231	10,617
STERIS PLC (Health Care Equipment & Supplies)	228	33,941
Sterling Bancorp (Banks)	565	12,345
Stifel Financial Corp. (Capital Markets)	191	11,424
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	93	2,993
Syneos Health, Inc.* (Life Sciences Tools & Services)	165	8,430
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	112	11,036
Synovus Financial Corp. (Banks)	425	16,222
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	254	4,034
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	165	6,686
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	98	9,931

See accompanying notes to the financial statements.

120 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
TEGNA, Inc. (Media)	583	$8,856
Teledyne Technologies, Inc.* (Aerospace & Defense)	98	28,545
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	253	8,182
Tempur Sealy International, Inc.* (Household Durables)	124	9,947
Tenet Healthcare Corp.* (Health Care Providers & Services)	225	5,303
Teradata Corp.* (IT Services)	316	11,572
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	462	25,748
Terex Corp. (Machinery)	169	5,146
Tetra Tech, Inc. (Commercial Services & Supplies)	148	11,722
Texas Capital Bancshares, Inc.* (Banks)	136	8,558
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	180	9,941
The Boston Beer Co., Inc.*—Class A (Beverages)	24	9,416
The Brink’s Co. (Commercial Services & Supplies)	134	12,081
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	112	4,825
The Chemours Co. (Chemicals)	442	8,429
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	327	5,824
The Goodyear Tire & Rubber Co. (Auto Components)	627	8,609
The Hain Celestial Group, Inc.* (Food Products)	242	5,268
The Hanover Insurance Group, Inc. (Insurance)	110	14,268
The Michaels Cos., Inc.* (Specialty Retail)	243	1,669
The New York Times Co.—Class A (Media)	383	13,665
The Scotts Miracle-Gro Co.—Class A (Chemicals)	106	11,891
The Timken Co. (Machinery)	185	8,456
The Toro Co. (Machinery)	287	20,899
The Wendy’s Co. (Hotels, Restaurants & Leisure)	492	8,949
Thor Industries, Inc. (Automobiles)	141	8,404
Toll Brothers, Inc. (Household Durables)	357	12,841
Tootsie Roll Industries, Inc. (Food Products)	51	1,905
Transocean, Ltd.* (Energy Equipment & Services)	1,369	8,324
TreeHouse Foods, Inc.* (Food Products)	151	8,960
Trex Co., Inc.* (Building Products)	158	12,917
TRI Pointe Group, Inc.* (Household Durables)	384	5,257
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	679	28,695
Trinity Industries, Inc. (Machinery)	350	6,860
Trustmark Corp. (Banks)	175	6,220
Tupperware Brands Corp. (Household Durables)	131	2,006
Tyler Technologies, Inc.* (Software)	103	24,035
UGI Corp. (Gas Utilities)	470	24,013
UMB Financial Corp. (Banks)	119	8,123
Umpqua Holdings Corp. (Banks)	595	10,389
United Bankshares, Inc. (Banks)	275	10,337
United States Steel Corp. (Metals & Mining)	465	6,989
United Therapeutics Corp.* (Biotechnology)	118	9,350
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	497	4,185
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	115	24,274
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	5,437
Urban Outfitters, Inc.* (Specialty Retail)	185	4,405
Valaris PLC (Energy Equipment & Services)	531	4,349
Valley National Bancorp (Banks)	895	9,988
Valmont Industries, Inc. (Construction & Engineering)	59	8,118
Valvoline, Inc. (Chemicals)	508	10,257
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	295	15,334
ViaSat, Inc.* (Communications Equipment)	154	12,565
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	357	6,069
Visteon Corp.* (Auto Components)	76	5,007
W.R. Berkley Corp. (Insurance)	390	27,063
Washington Federal, Inc. (Thrifts & Mortgage Finance)	217	7,938
Watsco, Inc. (Trading Companies & Distributors)	87	14,149
Webster Financial Corp. (Banks)	248	12,648
Weight Watchers International, Inc.* (Diversified Consumer Services)	105	2,273
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	323	9,015
Werner Enterprises, Inc. (Road & Rail)	117	3,879
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	198	27,180
WEX, Inc.* (IT Services)	117	25,514
Williams-Sonoma, Inc. (Specialty Retail)	213	14,203
Wintrust Financial Corp. (Banks)	153	10,946
Woodward, Inc. (Machinery)	151	16,918
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	181	7,066
World Wrestling Entertainment, Inc.—Class A (Entertainment)	118	8,588
Worthington Industries, Inc. (Metals & Mining)	105	4,223
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,070	11,170
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	252	11,859
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	262	14,816
XPO Logistics, Inc.* (Air Freight & Logistics)	248	16,735
Yelp, Inc.* (Interactive Media & Services)	192	6,730
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	146	30,790
TOTAL COMMON STOCKS (Cost $2,538,864)		4,683,036

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 121

Repurchase Agreements(b)(c) (50.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,901,322	$4,901,000	$4,901,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,901,000)		4,901,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	15,346	$15,346
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	2,890	2,890
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,236)		18,236
TOTAL INVESTMENT SECURITIES (Cost $7,458,100)—99.2%		9,602,272
Net other assets (liabilities)—0.8%		78,324
NET ASSETS—100.0%		$9,680,596

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $17,312.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $411,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	6	9/23/19	$1,179,240	$36,648

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/19	2.63%	$3,541,266	$(12,442)
S&P MidCap 400	UBS AG	8/27/19	2.63%	201,933	(710)
				$3,743,199	$(13,152)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

122 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Mid-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$54,305	0.6%
Air Freight & Logistics	16,735	0.2%
Airlines	15,615	0.2%
Auto Components	49,014	0.5%
Automobiles	8,404	0.1%
Banks	341,684	3.5%
Beverages	9,416	0.1%
Biotechnology	31,514	0.3%
Building Products	43,525	0.4%
Capital Markets	120,935	1.2%
Chemicals	124,915	1.3%
Commercial Services & Supplies	76,350	0.8%
Communications Equipment	55,501	0.6%
Construction & Engineering	76,170	0.8%
Construction Materials	9,851	0.1%
Consumer Finance	25,283	0.3%
Containers & Packaging	52,687	0.5%
Distributors	20,263	0.2%
Diversified Consumer Services	46,403	0.5%
Electric Utilities	73,009	0.8%
Electrical Equipment	61,280	0.6%
Electronic Equipment, Instruments & Components	185,800	1.9%
Energy Equipment & Services	39,299	0.4%
Entertainment	47,212	0.5%
Equity Real Estate Investment Trusts	465,946	4.7%
Food & Staples Retailing	21,413	0.2%
Food Products	76,304	0.8%
Gas Utilities	84,195	0.9%
Health Care Equipment & Supplies	187,493	1.9%
Health Care Providers & Services	112,348	1.2%
Health Care Technology	19,975	0.2%
Hotels, Restaurants & Leisure	194,635	2.0%
Household Durables	76,073	0.8%
Household Products	7,196	0.1%
Industrial Conglomerates	22,208	0.2%
Insurance	251,113	2.6%
Interactive Media & Services	9,865	0.1%
IT Services	153,728	1.6%
Leisure Products	39,834	0.4%
Life Sciences Tools & Services	80,380	0.8%
Machinery	235,586	2.4%
Marine	11,362	0.1%
Media	56,329	0.6%
Metals & Mining	92,249	1.0%
Multiline Retail	15,350	0.2%
Multi-Utilities	35,423	0.4%
Oil, Gas & Consumable Fuels	87,910	0.9%
Paper & Forest Products	15,921	0.2%
Personal Products	10,440	0.1%
Pharmaceuticals	28,584	0.3%
Professional Services	34,402	0.4%
Real Estate Management & Development	20,251	0.2%
Road & Rail	87,779	0.9%
Semiconductors & Semiconductor Equipment	180,613	1.9%
Software	149,946	1.5%
Specialty Retail	89,252	0.9%
Technology Hardware, Storage & Peripherals	10,954	0.1%
Textiles, Apparel & Luxury Goods	37,429	0.4%
Thrifts & Mortgage Finance	28,916	0.3%
Trading Companies & Distributors	33,867	0.3%
Water Utilities	24,415	0.3%
Wireless Telecommunication Services	8,182	0.1%
Other**	4,997,560	51.6%
Total	$9,680,596	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 123

Common Stocks (100.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	806	$50,818
ACI Worldwide, Inc.* (Software)	2,482	83,296
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,272	60,255
Allegheny Technologies, Inc.* (Metals & Mining)	2,830	61,609
AMC Networks, Inc.*—Class A (Media)	497	26,530
Amedisys, Inc.* (Health Care Providers & Services)	655	90,318
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,083	144,130
Apergy Corp.* (Energy Equipment & Services)	886	28,822
AptarGroup, Inc. (Containers & Packaging)	780	94,396
Aqua America, Inc. (Water Utilities)	2,229	93,507
ASGN, Inc.* (Professional Services)	1,187	74,840
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	1,067	43,448
Axon Enterprise, Inc.* (Aerospace & Defense)	1,328	93,252
BancorpSouth Bank (Banks)	989	29,561
Bank of Hawaii Corp. (Banks)	434	36,999
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	449	141,390
Bio-Techne Corp. (Life Sciences Tools & Services)	849	178,417
Black Hills Corp. (Multi-Utilities)	1,220	96,563
Blackbaud, Inc. (Software)	684	62,244
Brinker International, Inc. (Hotels, Restaurants & Leisure)	842	33,554
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,279	62,235
Brown & Brown, Inc. (Insurance)	5,257	188,884
Cable One, Inc. (Media)	69	83,959
Cabot Corp. (Chemicals)	734	32,824
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	5,118	25,181
Camden Property Trust (Equity Real Estate Investment Trusts)	1,282	132,956
Cantel Medical Corp. (Health Care Equipment & Supplies)	383	35,343
Carlisle Cos., Inc. (Industrial Conglomerates)	821	118,396
Cars.com, Inc.* (Interactive Media & Services)	674	12,806
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	519	48,277
Catalent, Inc.* (Pharmaceuticals)	1,866	105,410
CDK Global, Inc. (Software)	1,119	58,043
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	614	82,608
Chemed Corp. (Health Care Providers & Services)	358	145,130
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	11,506	20,826
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	794	95,002
Ciena Corp.* (Communications Equipment)	3,213	145,292
Cinemark Holdings, Inc. (Entertainment)	1,076	42,954
Clean Harbors, Inc.* (Commercial Services & Supplies)	663	51,588
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,390	36,086
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,886	83,003
Commerce Bancshares, Inc. (Banks)	1,413	85,953
CommVault Systems, Inc.* (Software)	861	39,124
Core Laboratories N.V. (Energy Equipment & Services)	557	27,945
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,283	21,773
CoreLogic, Inc.* (IT Services)	1,812	82,573
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	497	52,091
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,599	56,253
Covetrus, Inc.* (Health Care Providers & Services)	970	22,960
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	296	51,418
Crane Co. (Machinery)	675	56,498
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,363	146,931
Curtiss-Wright Corp. (Aerospace & Defense)	960	121,833
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,217	188,745
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,541	145,853
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	655	102,364
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	923	225,702
Donaldson Co., Inc. (Machinery)	1,861	92,957
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,889	77,109
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,096	87,855
Eagle Materials, Inc. (Construction Materials)	506	41,887
East West Bancorp, Inc. (Banks)	1,635	78,496
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	826	99,516
Eaton Vance Corp. (Capital Markets)	1,561	69,465
Edgewell Personal Care Co.* (Personal Products)	595	18,106
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	1,461	65,920
Encompass Health Corp. (Health Care Providers & Services)	2,221	141,789
Energizer Holdings, Inc. (Household Products)	727	30,592
EnerSys (Electrical Equipment)	647	44,067
EPR Properties (Equity Real Estate Investment Trusts)	1,119	83,287
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,581	75,999
Evercore Partners, Inc.—Class A (Capital Markets)	415	35,844
Exelixis, Inc.* (Biotechnology)	3,456	73,509
F.N.B. Corp. (Banks)	3,356	40,440
FactSet Research Systems, Inc. (Capital Markets)	859	238,200
Fair Isaac Corp.* (Software)	651	226,169
Federated Investors, Inc.—Class B (Capital Markets)	1,035	35,966
First Financial Bankshares, Inc. (Banks)	3,047	99,788

See accompanying notes to the financial statements.

124 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,845	$70,461
Five Below, Inc.* (Specialty Retail)	1,257	147,648
Flowers Foods, Inc. (Food Products)	2,066	48,964
GATX Corp. (Trading Companies & Distributors)	358	27,516
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	633	69,510
Gentex Corp. (Auto Components)	4,189	114,862
Genworth Financial, Inc.*—Class A (Insurance)	5,085	20,289
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,719	78,352
Graco, Inc. (Machinery)	2,206	106,064
Green Dot Corp.*—Class A (Consumer Finance)	1,074	54,441
Greif, Inc.—Class A (Containers & Packaging)	265	9,264
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,149	140,270
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,198	53,670
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,712	54,750
Healthcare Services Group, Inc. (Commercial Services & Supplies)	914	21,854
HealthEquity, Inc.* (Health Care Providers & Services)	1,559	127,807
Helen of Troy, Ltd.* (Household Durables)	563	83,482
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,118	50,679
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,499	159,853
Home BancShares, Inc. (Banks)	1,562	30,725
Hubbell, Inc. (Electrical Equipment)	748	97,150
ICU Medical, Inc.* (Health Care Equipment & Supplies)	375	95,415
IDACORP, Inc. (Electric Utilities)	647	66,033
IDEX Corp. (Machinery)	1,701	286,143
Ingevity Corp.* (Chemicals)	536	52,817
Inogen, Inc.* (Health Care Equipment & Supplies)	226	13,899
Insperity, Inc. (Professional Services)	844	89,760
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,592	100,917
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,146	58,744
InterDigital, Inc. (Communications Equipment)	420	27,061
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	257	11,586
ITT, Inc. (Machinery)	1,972	123,092
j2 Global, Inc. (Software)	1,044	93,010
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	365	26,218
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,897	74,230
John Wiley & Sons, Inc.—Class A (Media)	647	29,445
KBR, Inc. (Construction & Engineering)	1,492	39,359
Kemper Corp. (Insurance)	603	53,076
Kennametal, Inc. (Machinery)	1,849	63,938
Kirby Corp.* (Marine)	544	42,628
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,133	91,682
Lancaster Colony Corp. (Food Products)	439	68,405
Landstar System, Inc. (Road & Rail)	578	64,314
Leidos Holdings, Inc. (IT Services)	3,238	265,840
LendingTree, Inc.* (Thrifts & Mortgage Finance)	168	54,187
Lennox International, Inc. (Building Products)	792	203,132
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,831	95,761
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,047	102,072
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	441	40,356
Lincoln Electric Holdings, Inc. (Machinery)	748	63,221
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	555	93,773
LivaNova PLC* (Health Care Equipment & Supplies)	1,086	83,676
Live Nation Entertainment, Inc.* (Entertainment)	3,136	225,981
LiveRamp Holdings, Inc.* (IT Services)	1,548	81,564
Louisiana-Pacific Corp. (Paper & Forest Products)	1,191	31,133
Lumentum Holdings, Inc.* (Communications Equipment)	891	50,457
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,318	31,342
Mallinckrodt PLC* (Pharmaceuticals)	1,881	12,810
Manhattan Associates, Inc.* (Software)	1,001	85,075
Masimo Corp.* (Health Care Equipment & Supplies)	1,103	174,109
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,491	26,286
Mattel, Inc.* (Leisure Products)	3,800	55,480
MAXIMUS, Inc. (IT Services)	1,432	105,266
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,858	172,515
Medidata Solutions, Inc.* (Health Care Technology)	839	76,659
Mercury General Corp. (Insurance)	281	15,936
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,405	186,555
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	890	131,862
MSA Safety, Inc. (Commercial Services & Supplies)	791	83,332
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	535	38,012
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,666	88,130
National Fuel Gas Co. (Gas Utilities)	1,938	92,520
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,516	105,068
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,654	190,886
NewMarket Corp. (Chemicals)	130	54,809
Nordson Corp. (Machinery)	499	70,688
NorthWestern Corp. (Multi-Utilities)	657	45,937
NOW, Inc.* (Trading Companies & Distributors)	1,100	13,475
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,163	77,456

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 125

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	46	$153,830
OGE Energy Corp. (Electric Utilities)	2,516	108,062
Old Dominion Freight Line, Inc. (Road & Rail)	974	162,638
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,170	99,087
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,818	174,894
ONE Gas, Inc. (Gas Utilities)	616	56,167
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	258	11,460
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,238	34,577
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,378	38,570
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,389	27,113
Plantronics, Inc. (Communications Equipment)	427	16,397
Pool Corp. (Distributors)	892	168,918
Post Holdings, Inc.* (Food Products)	1,498	160,615
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,328	132,680
Primerica, Inc. (Insurance)	951	116,678
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	256	44,800
PTC, Inc.* (Software)	2,325	157,589
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,345	26,458
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,717	49,862
Regal Beloit Corp. (Electrical Equipment)	500	39,810
Royal Gold, Inc. (Metals & Mining)	942	107,812
RPM International, Inc. (Chemicals)	2,942	199,557
Sabre Corp. (IT Services)	6,168	145,010
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,706	23,440
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,253	25,624
SEI Investments Co. (Capital Markets)	1,582	94,271
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,497	79,146
Sensient Technologies Corp. (Chemicals)	447	30,472
Service Corp. International (Diversified Consumer Services)	4,091	188,758
Signature Bank (Banks)	743	94,703
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	973	109,180
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	756	39,939
SLM Corp. (Consumer Finance)	9,708	88,440
Sotheby’s*—Class A (Diversified Consumer Services)	349	20,839
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,590	12,298
Spire, Inc. (Gas Utilities)	502	41,370
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,112	49,061
STERIS PLC (Health Care Equipment & Supplies)	1,898	282,537
Sterling Bancorp (Banks)	2,352	51,391
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	433	13,934
Syneos Health, Inc.* (Life Sciences Tools & Services)	797	40,719
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	888	14,101
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	810	32,821
Teledyne Technologies, Inc.* (Aerospace & Defense)	399	116,221
Tempur Sealy International, Inc.* (Household Durables)	578	46,367
Tenet Healthcare Corp.* (Health Care Providers & Services)	844	19,893
Teradata Corp.* (IT Services)	2,629	96,274
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,386	132,972
Tetra Tech, Inc. (Commercial Services & Supplies)	602	47,678
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	975	53,849
The Boston Beer Co., Inc.*—Class A (Beverages)	196	76,895
The Brink’s Co. (Commercial Services & Supplies)	593	53,465
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	465	20,032
The Chemours Co. (Chemicals)	3,682	70,216
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,141	20,321
The Hanover Insurance Group, Inc. (Insurance)	383	49,679
The New York Times Co.—Class A (Media)	3,193	113,926
The Scotts Miracle-Gro Co.—Class A (Chemicals)	567	63,606
The Toro Co. (Machinery)	1,457	106,099
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,093	74,452
Tootsie Roll Industries, Inc. (Food Products)	425	15,878
Transocean, Ltd.* (Energy Equipment & Services)	5,246	31,896
Trex Co., Inc.* (Building Products)	855	69,896
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	5,650	238,769
Tupperware Brands Corp. (Household Durables)	371	5,680
Tyler Technologies, Inc.* (Software)	860	200,681
UGI Corp. (Gas Utilities)	3,911	199,813
UMB Financial Corp. (Banks)	992	67,714
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,135	34,817
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	630	132,980
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,352	22,619
Urban Outfitters, Inc.* (Specialty Retail)	1,540	36,667
Valaris PLC (Energy Equipment & Services)	4,421	36,207
Valvoline, Inc. (Chemicals)	1,775	35,837
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,693	88,002
ViaSat, Inc.* (Communications Equipment)	639	52,136
Weight Watchers International, Inc.* (Diversified Consumer Services)	872	18,879

See accompanying notes to the financial statements.

126 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,584	$44,209
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,651	226,633
WEX, Inc.* (IT Services)	971	211,746
Williams-Sonoma, Inc. (Specialty Retail)	921	61,413
Woodward, Inc. (Machinery)	1,257	140,835
World Wrestling Entertainment, Inc.—Class A (Entertainment)	980	71,324
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,367	64,331
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,184	123,506
XPO Logistics, Inc.* (Air Freight & Logistics)	868	58,573
Yelp, Inc.* (Interactive Media & Services)	1,595	55,905
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,211	255,388
TOTAL COMMON STOCKS (Cost $17,061,756)		20,110,380

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(b)	68,504	$68,504
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(b)	12,899	12,899
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $81,403)		81,403
TOTAL INVESTMENT SECURITIES (Cost $17,143,159)—100.4%		20,191,783
Net other assets (liabilities)—(0.4)%		(85,318)
NET ASSETS—100.0%		$20,106,465

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $76,104.

(b)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$331,306	1.6%
Air Freight & Logistics	58,573	0.3%
Auto Components	114,862	0.6%
Banks	615,770	3.1%
Beverages	76,895	0.4%
Biotechnology	113,865	0.6%
Building Products	273,028	1.4%
Capital Markets	532,490	2.6%
Chemicals	540,138	2.7%
Commercial Services & Supplies	257,917	1.3%
Communications Equipment	291,343	1.4%
Construction & Engineering	39,359	0.2%
Construction Materials	41,887	0.2%
Consumer Finance	142,881	0.7%
Containers & Packaging	103,660	0.5%
Distributors	168,918	0.8%
Diversified Consumer Services	288,731	1.4%
Electric Utilities	227,765	1.1%
Electrical Equipment	181,027	0.9%
Electronic Equipment, Instruments & Components	776,001	3.9%
Energy Equipment & Services	124,870	0.6%
Entertainment	340,258	1.7%
Equity Real Estate Investment Trusts	2,335,657	11.5%
Food Products	293,863	1.5%
Gas Utilities	389,870	1.9%
Health Care Equipment & Supplies	1,511,907	7.5%
Health Care Providers & Services	734,452	3.7%
Health Care Technology	76,659	0.4%
Hotels, Restaurants & Leisure	1,037,561	5.2%
Household Durables	289,359	1.4%
Household Products	30,592	0.2%
Industrial Conglomerates	118,396	0.6%
Insurance	444,542	2.2%
Interactive Media & Services	68,711	0.3%
IT Services	988,273	4.9%
Leisure Products	55,480	0.3%
Life Sciences Tools & Services	575,814	2.9%
Machinery	1,109,534	5.5%
Marine	42,628	0.2%
Media	253,860	1.3%
Metals & Mining	169,421	0.8%
Multiline Retail	99,087	0.5%
Multi-Utilities	142,500	0.7%
Oil, Gas & Consumable Fuels	345,841	1.7%
Paper & Forest Products	31,133	0.2%
Personal Products	18,106	0.1%
Pharmaceuticals	118,220	0.6%
Professional Services	164,600	0.8%
Road & Rail	296,462	1.5%
Semiconductors & Semiconductor Equipment	1,023,753	5.1%
Software	1,005,231	5.0%
Specialty Retail	319,986	1.6%
Textiles, Apparel & Luxury Goods	150,641	0.7%
Thrifts & Mortgage Finance	54,187	0.3%
Trading Companies & Distributors	79,003	0.4%
Water Utilities	93,507	0.5%
Other**	(3,915)	NM
Total	$20,106,465	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 127

Common Stocks (100.7%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	234	$14,754
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	653	20,856
Acuity Brands, Inc. (Electrical Equipment)	293	39,327
Adient PLC (Auto Components)	641	15,224
AECOM Technology Corp.* (Construction & Engineering)	1,157	41,595
AGCO Corp. (Machinery)	474	36,498
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	499	11,731
Alleghany Corp.* (Insurance)	105	72,002
ALLETE, Inc. (Electric Utilities)	380	33,040
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,225	12,618
AMC Networks, Inc.*—Class A (Media)	171	9,128
American Eagle Outfitters, Inc. (Specialty Retail)	1,205	21,316
American Financial Group, Inc. (Insurance)	520	53,238
Apergy Corp.* (Energy Equipment & Services)	279	9,076
AptarGroup, Inc. (Containers & Packaging)	209	25,293
Aqua America, Inc. (Water Utilities)	857	35,951
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	624	45,309
Ashland Global Holdings, Inc. (Chemicals)	461	36,641
Associated Banc-Corp. (Banks)	1,208	26,177
AutoNation, Inc.* (Specialty Retail)	420	20,446
Avis Budget Group, Inc.* (Road & Rail)	468	17,031
Avnet, Inc. (Electronic Equipment, Instruments & Components)	782	35,518
BancorpSouth Bank (Banks)	352	10,521
Bank of Hawaii Corp. (Banks)	159	13,555
Bank OZK (Banks)	890	27,216
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	973	9,448
Belden, Inc. (Electronic Equipment, Instruments & Components)	289	13,138
Blackbaud, Inc. (Software)	138	12,558
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	587	15,550
Brighthouse Financial, Inc.* (Insurance)	853	33,412
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,119	21,239
Brunswick Corp. (Leisure Products)	641	31,512
Cable One, Inc. (Media)	14	17,035
Cabot Corp. (Chemicals)	190	8,497
CACI International, Inc.*—Class A (IT Services)	182	39,158
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,307	50,995
Camden Property Trust (Equity Real Estate Investment Trusts)	291	30,180
Cantel Medical Corp. (Health Care Equipment & Supplies)	142	13,104
Carlisle Cos., Inc. (Industrial Conglomerates)	151	21,776
Carpenter Technology Corp. (Metals & Mining)	349	15,708
Cars.com, Inc.* (Interactive Media & Services)	231	4,389
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	164	15,255
Casey’s General Stores, Inc. (Food & Staples Retailing)	269	43,554
Catalent, Inc.* (Pharmaceuticals)	461	26,042
Cathay General Bancorp, Inc. (Banks)	562	20,918
CDK Global, Inc. (Software)	529	27,439
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	157	21,123
Chemical Financial Corp. (Banks)	1,138	47,841
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	3,923	7,101
Cinemark Holdings, Inc. (Entertainment)	432	17,245
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	428	20,993
Clean Harbors, Inc.* (Commercial Services & Supplies)	157	12,216
CNO Financial Group, Inc. (Insurance)	1,178	19,920
Cognex Corp. (Electronic Equipment, Instruments & Components)	643	28,298
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	177	24,576
Colfax Corp.* (Machinery)	700	19,376
Commerce Bancshares, Inc. (Banks)	262	15,937
Commercial Metals Co. (Metals & Mining)	868	15,199
Compass Minerals International, Inc. (Metals & Mining)	250	13,963
Core Laboratories N.V. (Energy Equipment & Services)	145	7,275
Corecivic, Inc. (Equity Real Estate Investment Trusts)	455	7,721
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	107	11,215
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	824	23,006
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	545	19,173
Covetrus, Inc.* (Health Care Providers & Services)	389	9,208
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	80	13,897
Crane Co. (Machinery)	153	12,806
Cullen/Frost Bankers, Inc. (Banks)	464	44,052
Dana Holding Corp. (Auto Components)	1,060	17,713
Delphi Technologies PLC (Auto Components)	647	12,125
Deluxe Corp. (Commercial Services & Supplies)	321	14,323
Dick’s Sporting Goods, Inc. (Specialty Retail)	496	18,436
Dillard’s, Inc.—Class A (Multiline Retail)(a)	131	9,534
Domtar Corp. (Paper & Forest Products)	464	19,696
Donaldson Co., Inc. (Machinery)	327	16,334
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	571	23,308
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	250	20,040
Dycom Industries, Inc.* (Construction & Engineering)	231	12,742
Eagle Materials, Inc. (Construction Materials)	159	13,162
East West Bancorp, Inc. (Banks)	536	25,733
Eaton Vance Corp. (Capital Markets)	326	14,507
Edgewell Personal Care Co.* (Personal Products)	205	6,238
EMCOR Group, Inc. (Construction & Engineering)	413	34,853
Energizer Holdings, Inc. (Household Products)	229	9,636
EnerSys (Electrical Equipment)	103	7,015
EPR Properties (Equity Real Estate Investment Trusts)	189	14,067

See accompanying notes to the financial statements.

128 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
EQT Corp. (Oil, Gas & Consumable Fuels)	1,881	$28,422
Evercore Partners, Inc.—Class A (Capital Markets)	167	14,424
Exelixis, Inc.* (Biotechnology)	1,089	23,163
F.N.B. Corp. (Banks)	1,292	15,569
Federated Investors, Inc.—Class B (Capital Markets)	368	12,788
First American Financial Corp. (Insurance)	825	47,702
First Horizon National Corp. (Banks)	2,322	38,081
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	326	12,450
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	559	36,051
Flowers Foods, Inc. (Food Products)	677	16,045
Fluor Corp. (Construction & Engineering)	1,030	33,485
Fulton Financial Corp. (Banks)	1,244	21,148
GATX Corp. (Trading Companies & Distributors)	149	11,452
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	207	22,731
Gentex Corp. (Auto Components)	507	13,902
Genworth Financial, Inc.*—Class A (Insurance)	2,037	8,128
Graco, Inc. (Machinery)	503	24,184
Graham Holdings Co.—Class B (Diversified Consumer Services)	31	23,024
Granite Construction, Inc. (Construction & Engineering)	344	12,212
Greif, Inc.—Class A (Containers & Packaging)	106	3,706
Hancock Holding Co. (Banks)	630	26,158
Hawaiian Electric Industries, Inc. (Electric Utilities)	409	18,323
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	390	12,472
Healthcare Services Group, Inc. (Commercial Services & Supplies)	246	5,882
Herman Miller, Inc. (Commercial Services & Supplies)	434	19,678
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	397	17,996
HNI Corp. (Commercial Services & Supplies)	319	10,923
Home BancShares, Inc. (Banks)	626	12,313
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,210	29,899
Hubbell, Inc. (Electrical Equipment)	156	20,261
IDACORP, Inc. (Electric Utilities)	159	16,228
Ingevity Corp.* (Chemicals)	132	13,007
Ingredion, Inc. (Food Products)	490	37,873
Inogen, Inc.* (Health Care Equipment & Supplies)	58	3,567
Interactive Brokers Group, Inc.—Class A (Capital Markets)	176	9,022
InterDigital, Inc. (Communications Equipment)	95	6,121
International Bancshares Corp. (Banks)	401	15,090
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	91	4,102
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,024	31,621
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	71	5,100
Janus Henderson Group PLC (Capital Markets)	1,207	24,224
JBG Smith Properties (Equity Real Estate Investment Trusts)	267	10,448
JetBlue Airways Corp.* (Airlines)	2,214	42,575
John Wiley & Sons, Inc.—Class A (Media)	119	5,416
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	380	55,362
KB Home (Household Durables)	624	16,392
KBR, Inc. (Construction & Engineering)	553	14,588
Kemper Corp. (Insurance)	262	23,061
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	742	58,959
Kirby Corp.* (Marine)	218	17,082
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	919	32,936
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	259	20,958
Landstar System, Inc. (Road & Rail)	105	11,683
Legg Mason, Inc. (Capital Markets)	636	23,952
Liberty Property Trust (Equity Real Estate Investment Trusts)	491	25,679
Lincoln Electric Holdings, Inc. (Machinery)	217	18,341
LogMeIn, Inc. (Software)	367	27,881
Louisiana-Pacific Corp. (Paper & Forest Products)	518	13,541
Lumentum Holdings, Inc.* (Communications Equipment)	269	15,234
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	234	5,565
Manhattan Associates, Inc.* (Software)	149	12,664
ManpowerGroup, Inc. (Professional Services)	441	40,285
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	286	29,238
MasTec, Inc.* (Construction & Engineering)	454	23,299
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	275	4,848
Mattel, Inc.* (Leisure Products)	1,298	18,951
McDermott International, Inc.* (Energy Equipment & Services)	1,339	8,596
MDU Resources Group, Inc. (Multi-Utilities)	1,457	38,960
Medidata Solutions, Inc.* (Health Care Technology)	183	16,720
MEDNAX, Inc.* (Health Care Providers & Services)	638	15,676
Mercury General Corp. (Insurance)	106	6,011
Meredith Corp. (Media)	294	16,129
Minerals Technologies, Inc. (Chemicals)	261	13,898
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	399	33,967
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	155	11,013
Murphy USA, Inc.* (Specialty Retail)	220	19,439
Navient Corp. (Consumer Finance)	1,568	22,187
NCR Corp.* (Technology Hardware, Storage & Peripherals)	882	29,820
NetScout Systems, Inc.* (Communications Equipment)	512	13,332
New Jersey Resources Corp. (Gas Utilities)	657	32,765
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,438	39,640
NewMarket Corp. (Chemicals)	22	9,275
Nordson Corp. (Machinery)	217	30,740

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	155	$10,838
NOW, Inc.* (Trading Companies & Distributors)	442	5,415
Nu Skin Enterprises, Inc.—Class A (Personal Products)	408	16,312
nVent Electric PLC (Electrical Equipment)	1,170	29,004
NVR, Inc.* (Household Durables)	10	33,441
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,992	9,701
Oceaneering International, Inc.* (Energy Equipment & Services)	730	11,279
OGE Energy Corp. (Electric Utilities)	649	27,875
Old Dominion Freight Line, Inc. (Road & Rail)	157	26,216
Old Republic International Corp. (Insurance)	2,095	47,787
Olin Corp. (Chemicals)	1,214	24,365
ONE Gas, Inc. (Gas Utilities)	187	17,051
Oshkosh Corp. (Machinery)	513	42,872
Owens-Illinois, Inc. (Containers & Packaging)	1,144	19,414
PacWest Bancorp (Banks)	874	33,763
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	81	3,598
Patterson Cos., Inc. (Health Care Providers & Services)	611	12,098
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,535	17,852
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	477	13,323
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	509	14,247
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	329	6,422
Perspecta, Inc. (IT Services)	1,031	24,053
Pinnacle Financial Partners, Inc. (Banks)	533	32,374
Plantronics, Inc. (Communications Equipment)	101	3,878
PNM Resources, Inc. (Electric Utilities)	585	29,057
Polaris Industries, Inc. (Leisure Products)	422	39,950
PolyOne Corp. (Chemicals)	573	18,777
Potlatch Corp. (Equity Real Estate Investment Trusts)	497	18,300
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	382	13,217
Prosperity Bancshares, Inc. (Banks)	489	33,932
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	64	11,200
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,534	8,728
Rayonier, Inc. (Equity Real Estate Investment Trusts)	391	11,355
Regal Beloit Corp. (Electrical Equipment)	151	12,023
Reinsurance Group of America, Inc. (Insurance)	460	71,723
Reliance Steel & Aluminum Co. (Metals & Mining)	494	49,375
RenaissanceRe Holdings, Ltd. (Insurance)	325	58,874
Resideo Technologies, Inc.* (Building Products)	904	17,049
Royal Gold, Inc. (Metals & Mining)	173	19,800
Ryder System, Inc. (Road & Rail)	392	20,878
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,322	27,286
Sally Beauty Holdings, Inc.* (Specialty Retail)	329	4,520
Sanderson Farms, Inc. (Food Products)	145	18,998
Science Applications International Corp. (IT Services)	374	31,928
SEI Investments Co. (Capital Markets)	423	25,207
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,750	14,350
Sensient Technologies Corp. (Chemicals)	166	11,316
Signature Bank (Banks)	163	20,776
Signet Jewelers, Ltd. (Specialty Retail)	387	7,020
Silgan Holdings, Inc. (Containers & Packaging)	573	17,224
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	278	14,687
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	989	37,523
Sonoco Products Co. (Containers & Packaging)	737	44,242
Sotheby’s*—Class A (Diversified Consumer Services)	129	7,703
Southwest Gas Corp. (Gas Utilities)	393	34,941
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,154	4,739
Spire, Inc. (Gas Utilities)	207	17,059
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	274	12,089
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	868	14,695
Steel Dynamics, Inc. (Metals & Mining)	1,634	51,487
Stericycle, Inc.* (Commercial Services & Supplies)	629	28,908
Sterling Bancorp (Banks)	771	16,846
Stifel Financial Corp. (Capital Markets)	519	31,041
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	111	3,572
Syneos Health, Inc.* (Life Sciences Tools & Services)	190	9,707
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	305	30,055
Synovus Financial Corp. (Banks)	1,158	44,201
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	402	6,384
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	185	7,496
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	268	27,159
TEGNA, Inc. (Media)	1,592	24,182
Teledyne Technologies, Inc.* (Aerospace & Defense)	137	39,905
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	690	22,315
Tempur Sealy International, Inc.* (Household Durables)	149	11,953
Tenet Healthcare Corp.* (Health Care Providers & Services)	339	7,990
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	480	26,750
Terex Corp. (Machinery)	461	14,037
Tetra Tech, Inc. (Commercial Services & Supplies)	205	16,236
Texas Capital Bancshares, Inc.* (Banks)	370	23,284
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	172	9,500
The Brink’s Co. (Commercial Services & Supplies)	172	15,508

See accompanying notes to the financial statements.

130 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	153	$6,591
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	519	9,243
The Goodyear Tire & Rubber Co. (Auto Components)	1,712	23,505
The Hain Celestial Group, Inc.* (Food Products)	660	14,368
The Hanover Insurance Group, Inc. (Insurance)	173	22,440
The Michaels Cos., Inc.* (Specialty Retail)	665	4,569
The Scotts Miracle-Gro Co.—Class A (Chemicals)	103	11,555
The Timken Co. (Machinery)	505	23,084
The Toro Co. (Machinery)	306	22,283
Thor Industries, Inc. (Automobiles)	386	23,006
Toll Brothers, Inc. (Household Durables)	973	35,000
Transocean, Ltd.* (Energy Equipment & Services)	2,018	12,269
TreeHouse Foods, Inc.* (Food Products)	413	24,507
Trex Co., Inc.* (Building Products)	150	12,263
TRI Pointe Group, Inc.* (Household Durables)	1,047	14,333
Trinity Industries, Inc. (Machinery)	957	18,757
Trustmark Corp. (Banks)	477	16,953
Tupperware Brands Corp. (Household Durables)	239	3,659
Umpqua Holdings Corp. (Banks)	1,624	28,355
United Bankshares, Inc. (Banks)	751	28,230
United States Steel Corp. (Metals & Mining)	1,271	19,103
United Therapeutics Corp.* (Biotechnology)	322	25,515
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	105	22,163
Urban Edge Properties (Equity Real Estate Investment Trusts)	445	7,445
Valley National Bancorp (Banks)	2,443	27,264
Valmont Industries, Inc. (Construction & Engineering)	161	22,154
Valvoline, Inc. (Chemicals)	804	16,233
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	249	12,943
ViaSat, Inc.* (Communications Equipment)	209	17,053
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	976	16,592
Visteon Corp.* (Auto Components)	207	13,637
W.R. Berkley Corp. (Insurance)	1,062	73,691
Washington Federal, Inc. (Thrifts & Mortgage Finance)	591	21,619
Watsco, Inc. (Trading Companies & Distributors)	238	38,703
Webster Financial Corp. (Banks)	678	34,578
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	361	10,076
Werner Enterprises, Inc. (Road & Rail)	319	10,575
Williams-Sonoma, Inc. (Specialty Retail)	278	18,537
Wintrust Financial Corp. (Banks)	417	29,832
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	494	19,286
Worthington Industries, Inc. (Metals & Mining)	286	11,503
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,921	30,495
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	241	11,341
XPO Logistics, Inc.* (Air Freight & Logistics)	392	26,452
TOTAL COMMON STOCKS (Cost $4,839,536)		6,186,199

Collateral for Securities Loaned (0.4%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(b)	19,999	19,999
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(b)	3,766	3,766
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,765)		23,765
TOTAL INVESTMENT SECURITIES (Cost $4,863,301)—101.1%		6,209,964
Net other assets (liabilities)—(1.1)%		(69,597)
NET ASSETS—100.0%		$6,140,367

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $22,979.

(b)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 131

Mid-Cap Value ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$39,905	0.6%
Air Freight & Logistics	26,452	0.4%
Airlines	42,575	0.7%
Auto Components	96,106	1.6%
Automobiles	23,006	0.4%
Banks	730,697	11.8%
Biotechnology	48,678	0.8%
Building Products	29,312	0.5%
Capital Markets	155,165	2.5%
Chemicals	163,564	2.7%
Commercial Services & Supplies	123,674	2.0%
Communications Equipment	55,618	0.9%
Construction & Engineering	194,928	3.2%
Construction Materials	13,162	0.2%
Consumer Finance	22,187	0.4%
Containers & Packaging	109,879	1.8%
Diversified Consumer Services	30,727	0.5%
Electric Utilities	124,523	2.0%
Electrical Equipment	107,630	1.8%
Electronic Equipment, Instruments & Components	252,267	4.0%
Energy Equipment & Services	66,347	1.1%
Entertainment	17,245	0.3%
Equity Real Estate Investment Trusts	505,537	8.1%
Food & Staples Retailing	58,249	0.9%
Food Products	111,791	1.8%
Gas Utilities	101,816	1.7%
Health Care Equipment & Supplies	16,671	0.3%
Health Care Providers & Services	65,828	1.1%
Health Care Technology	29,338	0.5%
Hotels, Restaurants & Leisure	191,060	3.1%
Household Durables	114,778	1.9%
Household Products	9,636	0.2%
Industrial Conglomerates	21,776	0.4%
Insurance	537,989	8.7%
Interactive Media & Services	4,389	0.1%
IT Services	95,139	1.5%
Leisure Products	90,413	1.5%
Life Sciences Tools & Services	30,830	0.5%
Machinery	279,312	4.4%
Marine	17,082	0.3%
Media	71,890	1.2%
Metals & Mining	196,138	3.2%
Multiline Retail	9,534	0.2%
Multi-Utilities	49,798	0.8%
Oil, Gas & Consumable Fuels	126,643	2.1%
Paper & Forest Products	33,237	0.5%
Personal Products	22,550	0.4%
Pharmaceuticals	39,259	0.6%
Professional Services	40,285	0.7%
Real Estate Management & Development	55,362	0.9%
Road & Rail	142,050	2.3%
Semiconductors & Semiconductor Equipment	156,439	2.5%
Software	80,542	1.3%
Specialty Retail	138,485	2.3%
Technology Hardware, Storage & Peripherals	29,820	0.5%
Textiles, Apparel & Luxury Goods	52,778	0.9%
Thrifts & Mortgage Finance	61,259	1.0%
Trading Companies & Distributors	66,583	1.1%
Water Utilities	35,951	0.6%
Wireless Telecommunication Services	22,315	0.4%
Other**	(45,832)	(0.7)%
Total	$6,140,367	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (51.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,007	$244,041
Adobe Systems, Inc.* (Software)	3,189	953,065
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,069	215,251
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,465	165,970
Align Technology, Inc.* (Health Care Equipment & Supplies)	523	109,349
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,813	2,208,597
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,066	2,513,661
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,903	5,419,261
American Airlines Group, Inc. (Airlines)	2,907	88,693
Amgen, Inc. (Biotechnology)	3,986	743,707
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,416	283,783
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,057	5,764,223
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,119	302,095
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	479	106,726
Autodesk, Inc.* (Software)	1,439	224,729
Automatic Data Processing, Inc. (IT Services)	2,845	473,749
Baidu, Inc.*ADR (Interactive Media & Services)	1,822	203,517
Biogen, Inc.* (Biotechnology)	1,267	301,318
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,170	92,804
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	283	533,911
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,587	750,204
Cadence Design Systems, Inc.* (Software)	1,837	135,773
Celgene Corp.* (Biotechnology)	4,609	423,383
Cerner Corp. (Health Care Technology)	2,127	152,400
Charter Communications, Inc.*—Class A (Media)	1,460	562,655
Check Point Software Technologies, Ltd.* (Software)	995	111,390
Cintas Corp. (Commercial Services & Supplies)	684	178,141
Cisco Systems, Inc. (Communications Equipment)	27,979	1,550,037
Citrix Systems, Inc. (Software)	861	81,141
Cognizant Technology Solutions Corp. (IT Services)	3,721	242,386
Comcast Corp.—Class A (Media)	29,605	1,278,048
Costco Wholesale Corp. (Food & Staples Retailing)	2,875	792,436
CSX Corp. (Road & Rail)	5,289	372,346
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,183	124,073
Dollar Tree, Inc.* (Multiline Retail)	1,553	158,018
eBay, Inc. (Internet & Direct Marketing Retail)	5,697	234,659
Electronic Arts, Inc.* (Entertainment)	1,943	179,728
Expedia, Inc. (Internet & Direct Marketing Retail)	889	118,006
Facebook, Inc.*—Class A (Interactive Media & Services)	14,284	2,774,382
Fastenal Co. (Trading Companies & Distributors)	3,743	115,284
Fiserv, Inc.* (IT Services)	2,565	270,428
Fox Corp.—Class A (Media)	2,256	84,194
Fox Corp.—Class B (Media)	1,716	63,835
Gilead Sciences, Inc. (Biotechnology)	8,311	544,536
Hasbro, Inc. (Leisure Products)	822	99,594
Henry Schein, Inc.* (Health Care Providers & Services)	974	64,810
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	563	158,794
Illumina, Inc.* (Life Sciences Tools & Services)	961	287,704
Incyte Corp.* (Biotechnology)	1,401	118,973
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,263	1,479,246
Intuit, Inc. (Software)	1,694	469,763
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	754	391,711
J.B. Hunt Transport Services, Inc. (Road & Rail)	711	72,785
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,047	180,866
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,057	144,090
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	980	204,438
Liberty Global PLC*—Class A (Media)	1,341	35,764
Liberty Global PLC*—Class C (Media)	3,405	88,666
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	804	153,636
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,176	302,595
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,780	105,358
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	323	200,719
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,556	146,918
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,234	324,734
Microsoft Corp. (Software)	45,131	6,150,000
Mondelez International, Inc.—Class A (Food Products)	9,415	503,608
Monster Beverage Corp.* (Beverages)	3,552	228,997
Mylan N.V.* (Pharmaceuticals)	3,369	70,412
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,614	94,403
Netease.com, Inc.ADR (Entertainment)	477	110,101
Netflix, Inc.* (Entertainment)	2,858	923,105
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,981	671,674
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,149	222,185
O’Reilly Automotive, Inc.* (Specialty Retail)	512	194,949
PACCAR, Inc. (Machinery)	2,264	158,797

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 133

Common Stocks, continued

	Shares	Value
Paychex, Inc. (IT Services)	2,349	$195,084
PayPal Holdings, Inc.* (IT Services)	7,680	847,873
PepsiCo, Inc. (Beverages)	9,162	1,170,996
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,946	581,329
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	705	214,856
Ross Stores, Inc. (Specialty Retail)	2,402	254,684
Sirius XM Holdings, Inc. (Media)	30,114	188,514
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,128	96,196
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,916	749,566
Symantec Corp. (Software)	4,040	87,102
Synopsys, Inc.* (Software)	980	130,105
Take-Two Interactive Software, Inc.* (Entertainment)	735	90,052
Tesla Motors, Inc.* (Automobiles)(a)	1,159	280,026
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,133	766,686
The Kraft Heinz Co. (Food Products)	7,970	255,120
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,584	445,212
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	382	133,414
United Continental Holdings, Inc.* (Airlines)	1,720	158,085
VeriSign, Inc.* (IT Services)	779	164,439
Verisk Analytics, Inc.—Class A (Professional Services)	1,070	162,340
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,674	278,922
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,977	325,687
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,915	103,199
Willis Towers Watson PLC (Insurance)	844	164,766
Workday, Inc.*—Class A (Software)	1,059	211,779
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	703	91,439
Xcel Energy, Inc. (Electric Utilities)	3,364	200,528
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,660	189,589
TOTAL COMMON STOCKS (Cost $20,158,332)		55,142,916

Repurchase Agreements(b)(c) (48.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $51,936,417	$51,933,000	$51,933,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,933,000)		51,933,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	215,979	$215,979
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	40,667	40,667
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $256,646)		256,646
TOTAL INVESTMENT SECURITIES (Cost $72,347,978)—99.7%		107,332,562
Net other assets (liabilities)—0.3%		350,423
NET ASSETS—100.0%		$107,682,985

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $250,791.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $4,254,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NYS     New York Shares

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	164	9/23/19	$25,778,340	$1,076,773

See accompanying notes to the financial statements.

134 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/19	2.73%	$4,857,297	$(77,855)
Nasdaq-100 Index	UBS AG	8/27/19	2.83%	21,949,629	(388,739)
				$26,806,926	$(466,594)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Airlines	$246,778	0.2%
Automobiles	280,026	0.3%
Beverages	1,399,993	1.3%
Biotechnology	2,884,470	2.7%
Commercial Services & Supplies	178,141	0.2%
Communications Equipment	1,550,037	1.4%
Electric Utilities	200,528	0.2%
Entertainment	1,547,027	1.4%
Food & Staples Retailing	1,118,123	1.0%
Food Products	758,728	0.7%
Health Care Equipment & Supplies	659,854	0.6%
Health Care Providers & Services	64,810	0.1%
Health Care Technology	152,400	0.1%
Hotels, Restaurants & Leisure	1,143,600	1.1%
Insurance	164,766	0.2%
Interactive Media & Services	7,700,156	7.3%
Internet & Direct Marketing Retail	6,811,496	6.4%
IT Services	2,193,959	2.0%
Leisure Products	99,594	0.1%
Life Sciences Tools & Services	287,704	0.3%
Machinery	158,797	0.1%
Media	2,301,676	2.1%
Multiline Retail	158,018	0.1%
Pharmaceuticals	70,412	0.1%
Professional Services	162,340	0.2%
Road & Rail	445,131	0.4%
Semiconductors & Semiconductor Equipment	6,590,502	6.1%
Software	8,554,846	8.0%
Specialty Retail	583,047	0.5%
Technology Hardware, Storage & Peripherals	5,961,825	5.5%
Textiles, Apparel & Luxury Goods	153,636	0.1%
Trading Companies & Distributors	115,284	0.1%
Wireless Telecommunication Services	445,212	0.4%
Other**	52,540,069	48.7%
Total	$107,682,985	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 135

Common Stocks (73.1%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,950	$290,957
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,702	7,846
Apache Corp. (Oil, Gas & Consumable Fuels)	2,958	72,234
Apergy Corp.* (Energy Equipment & Services)	610	19,843
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	4,051	102,855
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,331	63,822
Centennial Resource Development, Inc.*— Class A (Oil, Gas & Consumable Fuels)	1,496	8,901
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,743	113,556
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	8,226	14,889
Chevron Corp. (Oil, Gas & Consumable Fuels)	14,987	1,845,051
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	797	40,384
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,537	12,634
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	1,579	154,237
ConocoPhillips (Oil, Gas & Consumable Fuels)	8,893	525,398
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	681	25,313
Core Laboratories N.V. (Energy Equipment & Services)	348	17,459
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	556	23,952
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,267	88,209
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,217	125,874
Dril-Quip, Inc.* (Energy Equipment & Services)	285	14,997
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4,562	391,648
EQT Corp. (Oil, Gas & Consumable Fuels)	2,010	30,371
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,606	26,644
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	33,294	2,475,743
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	597	38,501
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,139	4,305
Halliburton Co. (Energy Equipment & Services)	6,877	158,171
Helmerich & Payne, Inc. (Energy Equipment & Services)	869	43,172
Hess Corp. (Oil, Gas & Consumable Fuels)	2,005	130,004
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,237	61,565
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	15,319	315,878
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	182	2,861
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	6,432	90,498
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,213	293,961
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	817	14,404
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,284	30,867
Nabors Industries, Ltd. (Energy Equipment & Services)	2,600	7,696
National Oilwell Varco, Inc. (Energy Equipment & Services)	3,037	72,341
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,761	83,043
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,127	10,358
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,886	302,305
Oceaneering International, Inc.* (Energy Equipment & Services)	779	12,036
OGE Energy Corp. (Electric Utilities)	1,575	67,646
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,248	227,620
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	2,078	34,474
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,641	19,085
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	944	26,366
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	521	14,968
Phillips 66 (Oil, Gas & Consumable Fuels)	3,287	337,115
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,326	183,041
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,871	9,261
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,640	9,332
Schlumberger, Ltd. (Energy Equipment & Services)	10,899	435,632
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	519	6,576
SM Energy Co. (Oil, Gas & Consumable Fuels)	811	8,086
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,256	9,363
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,829	71,166
TechnipFMC PLC (Energy Equipment & Services)	3,314	91,268
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,535	234,942
Transocean, Ltd.* (Energy Equipment & Services)	3,995	24,290
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	578	8,011
Valaris PLC (Energy Equipment & Services)	1,550	12,695
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,283	279,876
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	717	12,677
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	529	20,652
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,119	32,562
TOTAL COMMON STOCKS (Cost $4,518,381)		10,341,487

See accompanying notes to the financial statements.

136 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(b)(c) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $3,784,249	$3,784,000	$3,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,784,000)		3,784,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	11,280	$11,280
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	2,124	2,124
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,404)		13,404
TOTAL INVESTMENT SECURITIES (Cost $8,315,785)—100.0%		14,138,891
Net other assets (liabilities)—NM		(6,518)
NET ASSETS—100.0%		$14,132,373

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $12,131.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $2,398,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NM         Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/19	2.68%	$5,521,279	$(54,933)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/19	2.68%	5,309,936	(50,919)
				$10,831,215	$(105,852)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Electric Utilities	$67,646	0.5%
Energy Equipment & Services	1,042,412	7.4%
Oil, Gas & Consumable Fuels	9,192,928	64.9%
Semiconductors & Semiconductor Equipment	38,501	0.3%
Other**	3,790,886	26.9%
Total	$14,132,373	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 137

Common Stocks (73.9%)

	Shares	Value
Apergy Corp.* (Energy Equipment & Services)	4,631	$150,646
Archrock, Inc. (Energy Equipment & Services)	7,798	85,622
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	10,593	268,956
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,677	40,226
Cactus, Inc.*—Class A (Energy Equipment & Services)	2,800	82,236
Core Laboratories N.V. (Energy Equipment & Services)	2,654	133,151
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,872	35,003
Dril-Quip, Inc.* (Energy Equipment & Services)	2,168	114,080
Exterran Corp.* (Energy Equipment & Services)	1,891	25,812
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	4,801	12,579
Frank’s International N.V.* (Energy Equipment & Services)	4,446	25,342
Halliburton Co. (Energy Equipment & Services)	35,933	826,459
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,368	73,304
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,018	199,614
Keane Group, Inc.* (Energy Equipment & Services)	2,574	16,190
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,384	21,756
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	3,027	42,832
Matrix Service Co.* (Energy Equipment & Services)	1,604	29,465
McDermott International, Inc.* (Energy Equipment & Services)	10,869	69,779
Nabors Industries, Ltd. (Energy Equipment & Services)	19,774	58,531
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,675	230,459
Newpark Resources, Inc.* (Energy Equipment & Services)	5,415	41,316
Noble Corp. PLC* (Energy Equipment & Services)	14,909	33,247
Oceaneering International, Inc.* (Energy Equipment & Services)	5,919	91,449
Oil States International, Inc.* (Energy Equipment & Services)	3,616	53,951
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	12,479	145,131
ProPetro Holding Corp.* (Energy Equipment & Services)	4,446	80,606
RPC, Inc. (Energy Equipment & Services)	3,475	21,476
Schlumberger, Ltd. (Energy Equipment & Services)	27,920	1,115,963
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,042	49,641
Select Energy Services, Inc.* (Energy Equipment & Services)	3,542	36,022
Superior Energy Services, Inc.* (Energy Equipment & Services)	9,331	8,465
TechnipFMC PLC (Energy Equipment & Services)	8,985	247,447
Tidewater, Inc.* (Energy Equipment & Services)	2,244	51,590
Transocean, Ltd.* (Energy Equipment & Services)	30,375	184,680
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,400	60,984
Valaris PLC (Energy Equipment & Services)	11,779	96,470
TOTAL COMMON STOCKS (Cost $4,624,576)		4,860,480

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $1,791,118	$1,791,000	$1,791,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,791,000)		1,791,000
TOTAL INVESTMENT SECURITIES (Cost $6,415,576)—101.1%		6,651,480
Net other assets (liabilities)—(1.1)%		(73,696)
NET ASSETS—100.0%		$6,577,784

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,056,000.

See accompanying notes to the financial statements.

138 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	8/23/19	2.68%	$2,269,057	$(17,888)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	8/23/19	2.53%	2,792,961	(4,678)
				$5,062,018	$(22,566)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Energy Equipment & Services	$4,860,480	73.9%
Other**	1,717,304	26.1%
Total	$6,577,784	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 139

Common Stocks (68.6%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	680	$14,736
Akorn, Inc.* (Pharmaceuticals)	1,628	6,056
Allergan PLC (Pharmaceuticals)	1,397	224,218
AMAG Pharmaceuticals, Inc.* (Biotechnology)	584	4,824
Amicus Therapeutics, Inc.* (Biotechnology)	4,247	52,663
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	5,033
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	608	12,251
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,587	159,299
Catalent, Inc.* (Pharmaceuticals)	2,510	141,790
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,801	20,279
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,185	7,323
Dermira, Inc.* (Pharmaceuticals)	760	6,696
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,149	169,711
Eli Lilly & Co. (Pharmaceuticals)	1,483	161,573
Endo International PLC* (Pharmaceuticals)	3,474	11,013
Horizon Therapeutics PLC* (Pharmaceuticals)	3,185	79,275
Innoviva, Inc.* (Pharmaceuticals)	1,170	13,900
Intersect ENT, Inc.* (Pharmaceuticals)	539	10,656
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	828	6,914
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,682	28,510
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	976	136,035
Johnson & Johnson (Pharmaceuticals)	6,030	785,226
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	143	12,482
Mallinckrodt PLC* (Pharmaceuticals)	1,445	9,840
Merck & Co., Inc. (Pharmaceuticals)	2,041	169,383
Mylan N.V.* (Pharmaceuticals)	8,881	185,613
Myokardia, Inc.* (Pharmaceuticals)	658	35,815
Omeros Corp.* (Pharmaceuticals)(a)	795	12,330
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	712	31,250
Perrigo Co. PLC (Pharmaceuticals)	2,156	116,446
Pfizer, Inc. (Pharmaceuticals)	19,833	770,313
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	349	10,864
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	892	30,863
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	273	24,747
Revance Therapeutics, Inc.* (Pharmaceuticals)	660	8,303
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,836	13,917
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	3,495	7,514
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	745	15,533
Tricida, Inc.* (Pharmaceuticals)	448	14,139
Vanda Pharmaceuticals, Inc.* (Biotechnology)	913	11,367
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	314	6,723
Zoetis, Inc. (Pharmaceuticals)	1,534	176,241
Zogenix, Inc.* (Pharmaceuticals)	730	35,164
TOTAL COMMON STOCKS (Cost $2,801,351)		3,756,828

Repurchase Agreements(b)(c) (32.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $1,751,115	$1,751,000	$1,751,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,751,000)		1,751,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	26,828	$26,828
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	5,052	5,052
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $31,880)		31,880
TOTAL INVESTMENT SECURITIES (Cost $4,584,231)—101.2%		5,539,708
Net other assets (liabilities)—(1.2)%		(66,354)
NET ASSETS—100.0%		$5,473,354

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $31,628.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $681,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

See accompanying notes to the financial statements.

140 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	8/23/19	2.68%	$2,702,205	$(31,411)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	8/23/19	2.53%	1,790,633	(15,567)
				$4,492,838	$(46,978)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Biotechnology	$123,763	2.3%
Pharmaceuticals	3,633,065	66.3%
Other**	1,716,526	31.4%
Total	$5,473,354	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 141

Common Stocks (73.3%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	32,406	$1,692,565
Alamos Gold, Inc. (Metals & Mining)	53,701	351,742
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	56,741	968,001
B2gold Corp.* (Metals & Mining)	138,080	439,094
Barrick Gold Corp.ADR (Metals & Mining)(a)	241,059	3,919,620
Coeur Mining, Inc.* (Metals & Mining)	30,518	140,383
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	29,874	455,280
Eldorado Gold Corp.* (Metals & Mining)	21,846	168,214
First Majestic Silver Corp.* (Metals & Mining)(a)	23,759	223,810
Fortuna Silver Mines, Inc.* (Metals & Mining)	22,030	82,833
Franco-Nevada Corp. (Metals & Mining)	25,748	2,235,699
Gold Fields, Ltd.ADR (Metals & Mining)	113,019	570,746
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	64,522	157,434
Hecla Mining Co. (Metals & Mining)	66,796	123,573
IAMGOLD Corp.* (Metals & Mining)	64,380	233,699
Kinross Gold Corp.* (Metals & Mining)	172,214	692,300
Kirkland Lake Gold, Ltd. (Metals & Mining)	25,707	1,061,442
McEwen Mining, Inc. (Metals & Mining)(a)	37,793	65,382
Newmont Mining Corp. (Metals & Mining)	112,682	4,115,148
Novagold Resources, Inc.* (Metals & Mining)	30,873	190,486
Osisko Gold Royalties, Ltd. (Metals & Mining)	18,246	215,303
Pan American Silver Corp. (Metals & Mining)	28,812	437,654
Pretium Resources, Inc.* (Metals & Mining)	25,350	274,794
Royal Gold, Inc. (Metals & Mining)	9,012	1,031,423
Sandstorm Gold, Ltd.* (Metals & Mining)	24,636	151,265
Seabridge Gold, Inc.* (Metals & Mining)(a)	5,863	80,264
Sibanye Gold, Ltd.*ADR (Metals & Mining)	69,536	339,336
SSR Mining, Inc.* (Metals & Mining)	16,663	256,610
Wheaton Precious Metals Corp. (Metals & Mining)	61,262	1,600,163
Yamana Gold, Inc. (Metals & Mining)	130,700	385,565
TOTAL COMMON STOCKS (Cost $14,171,878)		22,659,828

Repurchase Agreements(b)(c) (30.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $9,442,621	$9,442,000	$9,442,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,442,000)		9,442,000

Collateral for Securities Loaned (1.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	459,156	$459,156
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	86,454	86,454
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $545,610)		545,610
TOTAL INVESTMENT SECURITIES (Cost $24,159,488)—105.6%		32,647,438
Net other assets (liabilities)—(5.6)%		(1,731,249)
NET ASSETS—100.0%		$30,916,189

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $488,892.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $3,889,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/19	2.68%	$11,872,123	$(751,001)
Dow Jones Precious Metals Index	UBS AG	8/23/19	2.93%	11,983,300	(726,462)
				$23,855,423	$(1,477,463)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Metals & Mining	$22,659,828	73.3%
Other**	8,256,361	26.7%
Total	$30,916,189	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 143

Common Stocks (80.3%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,502	$42,161
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	9,724	166,670
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	2,048	299,745
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,490	116,408
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	4,718	114,223
American Tower Corp. (Equity Real Estate Investment Trusts)	8,014	1,695,922
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	26,403	252,150
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	2,698	133,659
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	3,815	59,934
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	2,529	528,030
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	2,279	80,950
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,801	372,393
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,194	47,112
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,405	102,587
Camden Property Trust (Equity Real Estate Investment Trusts)	1,767	183,256
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	5,669	300,513
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	3,393	65,417
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	8,866	50,093
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,136	46,842
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,159	36,638
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	673	70,537
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,028	56,622
CoStar Group, Inc.* (Professional Services)	661	406,779
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,654	93,368
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	7,538	1,004,513
CubeSmart (Equity Real Estate Investment Trusts)	3,417	116,007
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,052	117,785
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,683	37,088
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,776	431,823
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,933	119,725
Duke Realty Corp. (Equity Real Estate Investment Trusts)	6,517	217,212
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	665	80,119
EPR Properties (Equity Real Estate Investment Trusts)	1,369	101,895
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,524	765,200
Equity Commonwealth (Equity Real Estate Investment Trusts)	2,213	74,296
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,630	202,528
Equity Residential (Equity Real Estate Investment Trusts)	6,717	529,904
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,201	362,966
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	2,311	259,733
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,359	179,402
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,292	87,531
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	3,659	137,981
HCP, Inc. (Equity Real Estate Investment Trusts)	8,666	276,705
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,360	75,473
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	3,719	100,153
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,893	85,810
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,983	73,710
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	13,435	233,635
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,798	98,769
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,351	38,744
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	7,609	209,019
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	5,202	152,991
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,204	86,243
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	829	120,777
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,831	145,491
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	7,710	148,109
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,550	125,426
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,791	37,417
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,687	140,530
Life Storage, Inc. (Equity Real Estate Investment Trusts)	846	82,477
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,639	38,975

See accompanying notes to the financial statements.

144 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,952	$139,160
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	8,168	58,646
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	2,066	243,457
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	783	62,155
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,971	155,205
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	7,534	118,208
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,890	141,207
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	2,569	69,825
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,657	50,576
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,656	96,555
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,370	66,336
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,362	57,860
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,278	47,405
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,225	45,105
Prologis, Inc. (Equity Real Estate Investment Trusts)	11,432	921,534
Public Storage (Equity Real Estate Investment Trusts)	2,720	660,307
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,350	68,244
Realogy Holdings Corp. (Real Estate Management & Development)	2,089	10,884
Realty Income Corp. (Equity Real Estate Investment Trusts)	5,706	394,912
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,031	202,168
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,873	47,096
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,150	54,432
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)(a)	933	69,975
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,279	67,679
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	2,053	503,827
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,313	35,367
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	5,601	908,482
SITE Centers Corp. (Equity Real Estate Investment Trusts)	2,607	37,150
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,530	124,052
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,584	69,886
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,084	118,101
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,664	125,345
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,634	217,012
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	4,148	54,795
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	1,708	27,123
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,108	44,896
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,214	39,431
The Howard Hughes Corp.* (Real Estate Management & Development)	712	96,120
The Macerich Co. (Equity Real Estate Investment Trusts)	1,919	63,423
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,985	67,098
UDR, Inc. (Equity Real Estate Investment Trusts)	5,110	235,367
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,365	28,333
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,199	36,789
Ventas, Inc. (Equity Real Estate Investment Trusts)	6,698	450,708
VEREIT, Inc. (Equity Real Estate Investment Trusts)	17,780	162,154
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	6,632	141,527
Vornado Realty Trust (Equity Real Estate Investment Trusts)	3,147	202,415
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,451	39,104
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,170	60,565
Welltower, Inc. (Equity Real Estate Investment Trusts)	7,342	610,267
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	13,504	343,137
WP Carey, Inc. (Equity Real Estate Investment Trusts)	3,089	267,322
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,043	43,781
TOTAL COMMON STOCKS (Cost $16,142,815)		21,420,679

Repurchase Agreements(b)(c) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $5,361,353	$5,361,000	$5,361,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,361,000)		5,361,000

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 145

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	74,781	$74,781
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	14,080	14,080
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $88,861)		88,861
TOTAL INVESTMENT SECURITIES (Cost $21,592,676)—100.7%		26,870,540
Net other assets (liabilities)—(0.7)%		(199,054)
NET ASSETS—100.0%		$26,671,486

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $84,328.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $3,316,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/19	2.68%	$8,000,819	$40,820
Dow Jones U.S. Real Estate Index	UBS AG	8/23/19	2.53%	10,569,078	72,339
				$18,569,897	$113,159

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$19,519,622	73.2%
Mortgage Real Estate Investment Trusts	965,984	3.6%
Professional Services	406,779	1.5%
Real Estate Management & Development	528,294	2.0%
Other**	5,250,807	19.7%
Total	$26,671,486	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (104.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $31,719,087	$31,717,000	$31,717,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,717,000)		31,717,000
TOTAL INVESTMENT SECURITIES (Cost $31,717,000)—104.3%		31,717,000
Net other assets (liabilities)—(4.3)%		(1,316,126)
NET ASSETS—100.0%		$30,400,874

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $696,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Citibank North America	8/15/19	(2.35)%	$(27,108,555)	$(470,020)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Societe’ Generale	8/15/19	(2.19)%	(10,607,695)	(167,575)
				$(37,716,250)	$(637,595)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 147

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%–2.45%, dated 7/31/19, due 8/1/19, total to be received $2,988,197	$2,988,000	$2,988,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,988,000)		2,988,000
TOTAL INVESTMENT SECURITIES (Cost $2,988,000)—100.6%		2,988,000
Net other assets (liabilities)—(0.6)%		(17,352)
NET ASSETS—100.0%		$2,970,648

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $44,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.375% due on 5/15/29	Citibank North America	8/15/19	(2.25)%	$(1,506,195)	$(3,041)
10-Year U.S. Treasury Note, 2.375% due on 5/15/29	Societe’ Generale	8/15/19	(2.08)%	(1,475,246)	(16,224)
				$(2,981,441)	$(19,265)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

148 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (91.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $11,492,756	$11,492,000	$11,492,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,492,000)		11,492,000
TOTAL INVESTMENT SECURITIES (Cost $11,492,000)—91.3%		11,492,000
Net other assets (liabilities)—8.7%		1,089,559
NET ASSETS—100.0%		$12,581,559

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,408,000.

At July 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$393,551	British pound	314,390	8/9/19	$382,435	$11,116
U.S. dollar	162,625	Canadian dollar	213,321	8/9/19	161,688	937
U.S. dollar	2,018,321	Euro	1,792,505	8/9/19	1,985,632	32,689
U.S. dollar	129,598	Japanese yen	14,006,966	8/9/19	128,869	729
U.S. dollar	76,479	Swedish krona	719,093	8/9/19	74,507	1,972
U.S. dollar	205,646	Swiss franc	203,091	8/9/19	204,429	1,217
Total Short Contracts	$2,986,220				$2,937,560	$48,660
Long:
British pound	26,217	U.S. dollar	$31,887	8/9/19	$31,891	$4
Canadian dollar	69,832	U.S. dollar	53,115	8/9/19	52,930	(185)
Euro	300,914	U.S. dollar	335,974	8/9/19	333,335	(2,639)
Japanese yen	8,645,236	U.S. dollar	79,653	8/9/19	79,539	(114)
Swedish krona	169,349	U.S. dollar	17,719	8/9/19	17,547	(172)
Swiss franc	20,658	U.S. dollar	20,876	8/9/19	20,794	(82)
Total Long Contracts			$539,224		$536,036	$(3,188)

At July 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,178,656	British pound	942,743	8/9/19	$1,146,786	$31,870
U.S. dollar	1,042,528	Canadian dollar	1,366,948	8/9/19	1,036,086	6,442
U.S. dollar	5,682,343	Euro	5,050,058	8/9/19	5,594,158	88,185
U.S. dollar	1,667,661	Japanese yen	180,630,667	8/9/19	1,661,864	5,797
U.S. dollar	484,020	Swedish krona	4,552,700	8/9/19	471,717	12,303
U.S. dollar	270,779	Swiss franc	267,455	8/9/19	269,217	1,562
Total Short Contracts	$10,325,987				$10,179,828	$146,159
			Total unrealized appreciation			$194,823
			Total unrealized (depreciation)			(3,192)
			Total net unrealized appreciation/(depreciation)			$191,631

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 149

Common Stocks (76.4%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	42,844	$1,304,600
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	17,870	2,099,010
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	45,220	2,232,511
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	19,122	5,545,189
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,808	137,732
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	5,084	316,123
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	17,679	406,087
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	6,547	284,860
Intel Corp. (Semiconductors & Semiconductor Equipment)	216,264	10,932,146
InterDigital, Inc. (Communications Equipment)	1,533	98,771
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	7,806	1,064,114
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	7,241	1,510,545
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	28,657	752,533
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	13,159	778,881
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,492	1,085,075
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	53,460	2,399,819
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,626	223,551
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,913	283,430
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	29,417	4,963,236
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	19,924	428,565
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	5,757	421,931
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	58,741	4,297,492
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,221	170,294
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	2,094	234,968
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	8,342	711,406
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,668	53,676
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,278	461,333
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	45,322	5,665,704
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	2,052	433,136
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,276	274,246
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	12,267	1,401,014
TOTAL COMMON STOCKS (Cost $35,421,654)		50,971,978

Repurchase Agreements(a)(b) (26.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $17,785,170	$17,784,000	$17,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,784,000)		17,784,000
TOTAL INVESTMENT SECURITIES (Cost $53,205,654)—103.1%		68,755,978
Net other assets (liabilities)—(3.1)%		(2,057,194)
NET ASSETS—100.0%		$66,698,784

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $9,934,000.

See accompanying notes to the financial statements.

150 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/19	2.68%	$24,748,875	$(469,873)
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/19	2.73%	24,366,020	(588,321)
				$49,114,895	$(1,058,194)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Communications Equipment	$98,771	0.1%
Semiconductors & Semiconductor Equipment	50,873,207	76.3%
Other**	15,726,806	23.6%
Total	$66,698,784	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 151

Repurchase Agreements(a)(b) (115.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $6,025,396	$6,025,000	$6,025,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,025,000)		6,025,000
TOTAL INVESTMENT SECURITIES (Cost $6,025,000)—115.5%		6,025,000
Net other assets (liabilities)—(15.5)%		(808,544)
NET ASSETS—100.0%		$5,216,456

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $794,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	9/23/19	$(943,110)	$(43,153)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/19	(2.48)%	$(2,085,221)	$51,642
Nasdaq-100 Index	UBS AG	8/27/19	(2.33)%	(2,186,344)	37,349
				$(4,271,565)	$88,991

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (87.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,848,122	$1,848,000	$1,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,848,000)		1,848,000
TOTAL INVESTMENT SECURITIES (Cost $1,848,000)—87.3%		1,848,000
Net other assets (liabilities)—12.7%		270,024
NET ASSETS—100.0%		$2,118,024

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $586,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/19	(2.33)%	$(1,427,449)	$17,107
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/19	(2.03)%	(688,196)	6,939
				$(2,115,645)	$24,046

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 153

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,595,302	$4,595,000	$4,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,595,000)		4,595,000
TOTAL INVESTMENT SECURITIES (Cost $4,595,000)—98.3%		4,595,000
Net other assets (liabilities)—1.7%		80,152
NET ASSETS—100.0%		$4,675,152

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,684,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/19	(2.08)%	$(2,079,406)	$48,003
Dow Jones Precious Metals Index	UBS AG	8/23/19	(1.93)%	(2,591,469)	127,647
				$(4,670,875)	$175,650

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)   Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

154 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,177,077	$1,177,000	$1,177,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,177,000)		1,177,000
TOTAL INVESTMENT SECURITIES (Cost $1,177,000)—96.9%		1,177,000
Net other assets (liabilities)—3.1%		37,476
NET ASSETS—100.0%		$1,214,476

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $237,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/19	(2.33)%	$(588,729)	$(4,293)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/19	(1.93)%	(625,613)	(4,060)
				$(1,214,342)	$(8,353)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 155

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,151,076	$1,151,000	$1,151,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,151,000)		1,151,000
TOTAL INVESTMENT SECURITIES (Cost $1,151,000)—98.3%		1,151,000
Net other assets (liabilities)—1.7%		20,179
NET ASSETS—100.0%		$1,171,179

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $300,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	9/23/19	$(236,400)	$(7,633)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/19	(1.93)%	$(901,207)	$(3,118)
Russell 2000 Index	UBS AG	8/27/19	(1.68)%	(29,708)	(390)
				$(930,915)	$(3,508)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (51.6%)

	Percentage of Net Assets	Shares	Value
Aaron’s, Inc. (Specialty Retail)	0.1%	175	$11,034
ALLETE, Inc. (Electric Utilities)	0.1%	131	11,390
Amedisys, Inc.* (Health Care Providers & Services)*	0.1%	87	11,996
Axon Enterprise, Inc.* (Aerospace & Defense)*	0.1%	153	10,745
Black Hills Corp. (Multi-Utilities)	0.1%	153	12,109
Blackbaud, Inc. (Software)	0.1%	109	9,918
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	0.1%	306	10,870
Blueprint Medicines Corp.* (Biotechnology)*	0.1%	109	10,917
Chegg, Inc.* (Diversified Consumer Services)*	0.1%	284	12,756
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	87	10,410
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	66	10,314
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	87	10,482
EMCOR Group, Inc. (Construction & Engineering)	0.1%	131	11,054
Essent Group, Ltd.* (Thrifts & Mortgage Finance)*	0.1%	241	11,125
First Financial Bankshares, Inc. (Banks)	0.1%	328	10,743
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	306	11,685
FirstCash, Inc. (Consumer Finance)	0.1%	109	10,969
Generac Holdings, Inc.* (Electrical Equipment)*	0.1%	153	11,061
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.2%	131	15,993
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	306	9,786
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	153	12,543
Helen of Troy, Ltd.* (Household Durables)*	0.1%	66	9,786
IBERIABANK Corp. (Banks)	0.1%	131	10,294
Ingevity Corp.* (Chemicals)*	0.1%	109	10,741
j2 Global, Inc. (Software)	0.1%	109	9,711
Lumentum Holdings, Inc.* (Communications Equipment)*	0.1%	197	11,155
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.1%	109	11,142
MAXIMUS, Inc. (IT Services)	0.1%	153	11,247
Mercury Systems, Inc.* (Aerospace & Defense)*	0.1%	131	10,680
New Jersey Resources Corp. (Gas Utilities)	0.1%	219	10,922
Novocure, Ltd.* (Health Care Equipment & Supplies)*	0.2%	197	16,395
ONE Gas, Inc. (Gas Utilities)	0.1%	131	11,944
Performance Food Group Co.* (Food & Staples Retailing)*	0.1%	262	11,489
PNM Resources, Inc. (Electric Utilities)	0.1%	197	9,785
Portland General Electric Co. (Electric Utilities)	0.1%	219	12,013
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	503	11,467
RBC Bearings, Inc.* (Machinery)*	0.1%	66	10,737
Repligen Corp.* (Biotechnology)*	0.1%	109	10,289
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	0.1%	262	10,847
Science Applications International Corp. (IT Services)	0.2%	153	13,061
Selective Insurance Group, Inc. (Insurance)	0.1%	153	11,505
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	109	12,230
Southwest Gas Corp. (Gas Utilities)	0.1%	131	11,647
Spire, Inc. (Gas Utilities)	0.1%	131	10,796
Stifel Financial Corp. (Capital Markets)	0.1%	175	10,466
Teladoc, Inc.* (Health Care Technology)*	0.1%	175	11,941
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	131	10,375
The Brink’s Co. (Commercial Services & Supplies)	0.1%	131	11,811
Trex Co., Inc.* (Building Products)*	0.1%	153	12,509
Other Common Stocks(a)	45.2%	162,209	3,916,365
TOTAL COMMON STOCKS (Cost $3,456,817)			4,471,250

Contingent Right(NM)
A. Schulman, Inc.*+(b) (Chemicals)		204	107
TOTAL CONTINGENT RIGHT (Cost $408)			107

See accompanying notes to the financial statements.

July 31, 2019 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 157

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (45.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $3,918,258	$3,918,000	$3,918,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,918,000)		3,918,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(e)	45,229	$45,229
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(e)	8,516	8,516
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $53,745)		53,745
TOTAL INVESTMENT SECURITIES (Cost $7,428,970)—97.4%		8,443,102
Net other assets (liabilities)—2.6%		225,149
NET ASSETS—100.0%		$8,668,251

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $51,877.

(b)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $182,000.

(d)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	31	9/23/19	$2,442,800	$78,681

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/19	2.43%	$1,065,034	$2,854
Russell 2000 Index	UBS AG	8/27/19	2.18%	733,113	679
				$1,798,147	$3,533

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2019

Small-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$66,765	0.8%
Air Freight & Logistics	16,073	0.2%
Airlines	21,508	0.2%
Auto Components	53,003	0.6%
Automobiles	2,660	NM
Banks	426,108	4.8%
Beverages	18,431	0.2%
Biotechnology	294,095	3.4%
Building Products	69,501	0.8%
Capital Markets	65,652	0.8%
Chemicals	90,521	1.0%
Commercial Services & Supplies	127,817	1.5%
Communications Equipment	56,562	0.7%
Construction & Engineering	56,932	0.7%
Construction Materials	7,309	0.1%
Consumer Finance	34,933	0.4%
Containers & Packaging	3,714	NM
Distributors	5,180	0.1%
Diversified Consumer Services	50,114	0.6%
Diversified Financial Services	9,306	0.1%
Diversified Telecommunication Services	30,264	0.3%
Electric Utilities	51,505	0.6%
Electrical Equipment	45,943	0.5%
Electronic Equipment, Instruments & Components	106,848	1.2%
Energy Equipment & Services	51,461	0.6%
Entertainment	12,366	0.1%
Equity Real Estate Investment Trusts	324,677	3.7%
Food & Staples Retailing	30,539	0.4%
Food Products	55,662	0.6%
Gas Utilities	61,592	0.7%
Health Care Equipment & Supplies	177,848	2.1%
Health Care Providers & Services	93,603	1.1%
Health Care Technology	45,717	0.5%
Hotels, Restaurants & Leisure	117,210	1.4%
Household Durables	79,867	0.9%
Household Products	10,992	0.1%
Independent Power and Renewable Electricity Producers	18,069	0.2%
Industrial Conglomerates	3,153	NM
Insurance	104,517	1.2%
Interactive Media & Services	22,648	0.3%
Internet & Direct Marketing Retail	17,919	0.2%
IT Services	98,307	1.1%
Leisure Products	14,552	0.2%
Life Sciences Tools & Services	34,951	0.4%
Machinery	179,429	2.1%
Marine	4,459	0.1%
Media	38,648	0.4%
Metals & Mining	56,149	0.6%
Mortgage Real Estate Investment Trusts	61,225	0.7%
Multiline Retail	3,828	NM
Multi-Utilities	30,889	0.4%
Oil, Gas & Consumable Fuels	101,020	1.2%
Paper & Forest Products	18,698	0.2%
Personal Products	12,485	0.1%
Pharmaceuticals	68,939	0.8%
Professional Services	80,158	0.9%
Real Estate Management & Development	29,110	0.3%
Road & Rail	23,841	0.3%
Semiconductors & Semiconductor Equipment	111,379	1.3%
Software	221,556	2.6%
Specialty Retail	102,661	1.2%
Technology Hardware, Storage & Peripherals	13,738	0.2%
Textiles, Apparel & Luxury Goods	39,217	0.5%
Thrifts & Mortgage Finance	93,004	1.1%
Tobacco	6,953	0.1%
Trading Companies & Distributors	59,723	0.7%
Water Utilities	21,927	0.3%
Wireless Telecommunication Services	5,927	0.1%
Other**	4,196,894	48.4%
Total	$8,668,251	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 159

Common Stocks (99.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,723	$33,581
8x8, Inc.* (Software)	3,072	74,251
AAON, Inc. (Building Products)	843	42,825
AAR Corp. (Aerospace & Defense)	499	20,888
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,505	42,245
Acorda Therapeutics, Inc.* (Biotechnology)	585	4,054
Actuant Corp.—Class A (Machinery)	1,019	23,335
Addus Homecare Corp.* (Health Care Providers & Services)	324	26,111
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	512	29,901
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,309	98,641
Aerovironment, Inc.* (Aerospace & Defense)	679	37,243
Agilysys, Inc.* (Software)	563	13,810
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,228	82,092
AK Steel Holding Corp.* (Metals & Mining)	6,055	17,075
Akorn, Inc.* (Pharmaceuticals)	1,204	4,479
Alarm.com Holdings, Inc.* (Software)	676	33,739
Albany International Corp.—Class A (Machinery)	972	83,581
Allegiant Travel Co. (Airlines)	411	61,588
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	838	38,883
American Equity Investment Life Holding Co. (Insurance)	1,363	35,165
American Public Education, Inc.* (Diversified Consumer Services)	529	17,468
American States Water Co. (Water Utilities)	799	61,898
AMERISAFE, Inc. (Insurance)	412	26,805
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,487	79,376
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,127	22,709
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,188	24,211
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	268	22,670
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	677	41,190
Archrock, Inc. (Energy Equipment & Services)	4,158	45,655
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	997	4,287
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,672	28,307
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	936	16,726
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,025	87,907
Asbury Automotive Group, Inc.* (Specialty Retail)	293	26,979
Ascena Retail Group, Inc.* (Specialty Retail)	5,568	2,473
ATN International, Inc. (Diversified Telecommunication Services)	347	19,526
Avista Corp. (Multi-Utilities)	985	45,340
Avon Products, Inc.* (Personal Products)	14,141	60,099
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	494	7,929
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	843	24,708
AZZ, Inc. (Electrical Equipment)	593	27,622
B&G Foods, Inc.—Class A (Food Products)(a)	1,355	24,769
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	493	26,371
Balchem Corp. (Chemicals)	568	58,300
Barnes Group, Inc. (Machinery)	648	33,722
BioTelemetry, Inc.* (Health Care Providers & Services)	1,079	50,659
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	663	26,321
Blucora, Inc.* (Capital Markets)	1,544	46,228
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	311	6,780
Boot Barn Holdings, Inc.* (Specialty Retail)	633	19,807
Bottomline Technologies, Inc.* (Software)	1,207	50,803
Brady Corp.—Class A (Commercial Services & Supplies)	1,070	55,351
Brookline Bancorp, Inc. (Banks)	1,348	19,991
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,301	89,279
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	927	112,769
CalAmp Corp.* (Communications Equipment)	653	7,287
Calavo Growers, Inc. (Food Products)	335	29,627
California Water Service Group (Water Utilities)	875	46,716
Callaway Golf Co. (Leisure Products)	1,946	35,689
Cal-Maine Foods, Inc. (Food Products)	415	16,505
Cambrex Corp.* (Life Sciences Tools & Services)	762	33,376
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,111	50,917
Cardtronics PLC*—Class A (IT Services)	1,197	34,091
Care.com, Inc.* (Interactive Media & Services)	849	9,305
Career Education Corp.* (Diversified Consumer Services)	2,237	42,414
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,050	70,852
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,744	26,150
Cavco Industries, Inc.* (Household Durables)	272	48,239
Central Pacific Financial Corp. (Banks)	475	13,998
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	309	8,584
Chart Industries, Inc.* (Machinery)	528	39,880
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	427	15,573
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	349	8,254
City Holding Co. (Banks)	526	40,739
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	892	56,205
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	588	8,914
Comfort Systems USA, Inc. (Construction & Engineering)	648	27,216

See accompanying notes to the financial statements.

160 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Community Bank System, Inc. (Banks)	1,644	$108,488
Community Health Systems, Inc.* (Health Care Providers & Services)	1,618	3,317
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	572	23,503
Computer Programs & Systems, Inc. (Health Care Technology)	187	4,826
CONMED Corp. (Health Care Equipment & Supplies)	829	72,413
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	370	7,951
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,262	5,944
Control4 Corp.* (Electronic Equipment, Instruments & Components)	462	11,046
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,334	37,541
CorVel Corp.* (Health Care Providers & Services)	289	24,623
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	762	26,396
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,086	47,665
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,096	31,587
CSG Systems International, Inc. (IT Services)	455	23,314
CTS Corp. (Electronic Equipment, Instruments & Components)	1,049	33,064
Cubic Corp. (Aerospace & Defense)	485	32,107
Cutera, Inc.* (Health Care Equipment & Supplies)	210	5,368
CVB Financial Corp. (Banks)	1,533	33,741
Cytokinetics, Inc.* (Biotechnology)	994	12,117
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,162	47,235
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	14,714	16,627
Designer Brands, Inc. (Specialty Retail)	1,007	18,509
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,049	40,773
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,123	15,621
DineEquity, Inc. (Hotels, Restaurants & Leisure)	559	45,888
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	612	26,071
DMC Global, Inc. (Machinery)	454	23,717
Dorman Products, Inc.* (Auto Components)	924	66,417
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	315	5,078
DXP Enterprises, Inc.* (Trading Companies & Distributors)	511	17,348
Eagle Pharmaceuticals, Inc.* (Biotechnology)	329	18,049
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,170	40,948
Ebix, Inc. (Software)	393	18,090
eHealth, Inc.* (Insurance)	607	62,976
El Paso Electric Co. (Electric Utilities)	687	45,521
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	698	6,868
Emergent BioSolutions, Inc.* (Biotechnology)	880	38,843
Enanta Pharmaceuticals, Inc.* (Biotechnology)	508	38,110
Endo International PLC* (Pharmaceuticals)	6,422	20,358
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	222	16,850
Era Group, Inc.* (Energy Equipment & Services)	307	3,168
ESCO Technologies, Inc. (Machinery)	829	69,271
EVERTEC, Inc. (IT Services)	1,224	39,192
ExlService Holdings, Inc.* (IT Services)	460	31,643
Exponent, Inc. (Professional Services)	1,656	113,933
Extreme Networks, Inc.* (Communications Equipment)	1,893	15,409
Fabrinet* (Electronic Equipment, Instruments & Components)	717	38,489
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	288	15,376
Federal Signal Corp. (Machinery)	1,077	33,549
Ferro Corp.* (Chemicals)	915	13,478
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	369	3,524
First BanCorp. (Banks)	3,535	38,037
First Midwest Bancorp, Inc. (Banks)	1,958	42,352
FirstCash, Inc. (Consumer Finance)	1,377	138,581
Forrester Research, Inc. (Professional Services)	329	15,572
Forward Air Corp. (Air Freight & Logistics)	586	36,918
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,182	58,783
Fox Factory Holding Corp.* (Auto Components)	1,217	97,458
Franklin Electric Co., Inc. (Machinery)	1,229	57,591
FTI Consulting, Inc.* (Professional Services)	582	60,790
FutureFuel Corp. (Chemicals)	420	4,893
Genomic Health, Inc.* (Biotechnology)	520	37,944
Gentherm, Inc.* (Auto Components)	742	30,355
Getty Realty Corp. (Equity Real Estate Investment Trusts)	630	18,887
Gibraltar Industries, Inc.* (Building Products)	637	26,397
Glacier Bancorp, Inc. (Banks)	2,699	113,114
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,124	21,940
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	840	16,044
Great Western Bancorp, Inc. (Banks)	836	28,274
Greenhill & Co., Inc. (Capital Markets)	349	5,793
GUESS?, Inc. (Specialty Retail)	1,601	26,977
Harmonic, Inc.* (Communications Equipment)	2,832	21,155
Harsco Corp.* (Machinery)	2,558	60,011
Hawaiian Holdings, Inc. (Airlines)	690	17,933
Hawkins, Inc. (Chemicals)	305	13,319
HCI Group, Inc. (Insurance)	214	8,579
HealthStream, Inc.* (Health Care Technology)	465	13,132
Heartland Express, Inc. (Road & Rail)	910	18,054
Heidrick & Struggles International, Inc. (Professional Services)	323	9,593
Heritage Financial Corp. (Banks)	594	16,941
Heska Corp.* (Health Care Equipment & Supplies)	223	17,871
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	3,545	4,431
Hillenbrand, Inc. (Machinery)	839	28,266
HMS Holdings Corp.* (Health Care Technology)	2,779	96,987
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	430	12,479
Hub Group, Inc.*—Class A (Air Freight & Logistics)	478	21,677

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 161

Common Stocks, continued

	Shares	Value
Independent Bank Corp. (Banks)	1,094	$85,069
Innospec, Inc. (Chemicals)	781	72,930
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	354	37,407
Innoviva, Inc.* (Pharmaceuticals)	2,165	25,720
Insteel Industries, Inc. (Building Products)	322	6,282
Integer Holdings Corp.* (Health Care Equipment & Supplies)	958	83,853
Inter Parfums, Inc. (Personal Products)	552	38,243
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,066	77,999
iRobot Corp.* (Household Durables)	895	65,425
J & J Snack Foods Corp. (Food Products)	293	54,451
John B. Sanfilippo & Son, Inc. (Food Products)	126	10,951
John Bean Technologies Corp. (Machinery)	525	62,297
Kaiser Aluminum Corp. (Metals & Mining)	515	49,579
Kaman Corp.—Class A (Trading Companies & Distributors)	401	25,423
KEMET Corp. (Electronic Equipment, Instruments & Components)	1,850	37,222
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	739	11,617
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,508	30,688
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	1,482	43,467
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,265	1,467
Korn/Ferry International (Professional Services)	1,080	42,422
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	817	18,481
LegacyTexas Financial Group, Inc. (Banks)	1,446	61,802
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	305	10,092
LHC Group, Inc.* (Health Care Providers & Services)	598	75,695
Lindsay Corp. (Machinery)	154	14,048
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	853	5,562
LivePerson, Inc.* (Software)	1,219	40,459
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	862	39,730
Luminex Corp. (Life Sciences Tools & Services)	1,334	28,988
Marcus & Millichap, Inc.* (Real Estate Management & Development)	685	22,742
Materion Corp. (Metals & Mining)	423	26,281
Matson, Inc. (Marine)	1,367	55,924
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,250	27,475
Medifast, Inc. (Personal Products)	380	42,427
Medpace Holdings* (Life Sciences Tools & Services)	834	65,686
Mercury Systems, Inc.* (Aerospace & Defense)	1,059	86,330
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,360	16,252
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,756	69,292
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	114	28,692
MGP Ingredients, Inc. (Beverages)	257	12,847
MicroStrategy, Inc.*—Class A (Software)	139	19,005
Mobile Mini, Inc. (Commercial Services & Supplies)	1,435	48,733
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,077	23,470
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	205	9,649
Monotype Imaging Holdings, Inc. (Software)	884	17,653
Monro Muffler Brake, Inc. (Specialty Retail)	1,058	89,094
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	357	9,400
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	252	14,520
Myriad Genetics, Inc.* (Biotechnology)	1,241	36,163
Nabors Industries, Ltd. (Energy Equipment & Services)	5,166	15,291
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	783	24,571
National Bank Holdings Corp. (Banks)	490	17,777
National Presto Industries, Inc. (Aerospace & Defense)	161	14,807
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,815	54,976
Natus Medical, Inc.* (Health Care Equipment & Supplies)	629	19,543
Navigant Consulting, Inc. (Professional Services)	640	15,590
Neogen Corp.* (Health Care Equipment & Supplies)	1,663	118,737
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,270	79,689
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,347	20,450
NextGen Healthcare, Inc.* (Health Care Technology)	1,527	24,982
NIC, Inc. (IT Services)	981	17,795
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,013	25,204
Noble Corp. PLC* (Energy Equipment & Services)	3,416	7,618
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,252	21,284
Northwest Natural Holding Co. (Gas Utilities)	640	45,709
Office Properties Income Trust (Equity Real Estate Investment Trusts)	829	23,353
OFG Bancorp (Banks)	640	14,483
Old National Bancorp (Banks)	4,774	84,070
Omnicell, Inc.* (Health Care Technology)	1,315	98,901
OneSpan, Inc.* (Software)	670	9,795
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	890	7,432
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	395	21,113
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	231	26,001
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	364	26,641
Park Aerospace Corp. (Aerospace & Defense)	323	5,875
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	430	14,723
Perficient, Inc.* (IT Services)	1,052	35,947
PGT, Inc.* (Building Products)	1,005	16,201

See accompanying notes to the financial statements.

162 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	305	$9,495
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	580	52,821
Preferred Bank (Banks)	200	10,838
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,702	14,537
Progress Software Corp. (Software)	966	41,818
ProPetro Holding Corp.* (Energy Equipment & Services)	2,371	42,986
Proto Labs, Inc.* (Machinery)	857	89,213
Quaker Chemical Corp. (Chemicals)	425	79,640
Qualys, Inc.* (Software)	655	56,697
QuinStreet, Inc.* (Interactive Media & Services)	1,248	20,330
Raven Industries, Inc. (Industrial Conglomerates)	1,150	41,676
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,091	52,300
Regenxbio, Inc.* (Biotechnology)	981	43,566
Regis Corp.* (Diversified Consumer Services)	941	17,220
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,200	16,308
Repligen Corp.* (Biotechnology)	1,341	126,577
Restoration Hardware, Inc.* (Specialty Retail)	253	35,268
RLI Corp. (Insurance)	1,251	112,753
Rogers Corp.* (Electronic Equipment, Instruments & Components)	397	62,988
RPT Realty (Equity Real Estate Investment Trusts)	1,615	19,784
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	455	12,249
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	905	20,154
S&T Bancorp, Inc. (Banks)	603	22,956
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	229	12,547
Seacoast Banking Corp. of Florida* (Banks)	1,640	44,346
Selective Insurance Group, Inc. (Insurance)	1,228	92,346
ServisFirst Bancshares, Inc. (Banks)	631	21,492
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	834	62,267
Shoe Carnival, Inc. (Specialty Retail)	310	7,868
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	678	34,367
Shutterstock, Inc. (Internet & Direct Marketing Retail)	303	11,626
Simpson Manufacturing Co., Inc. (Building Products)	629	38,847
Sleep Number Corp.* (Specialty Retail)	963	47,351
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	287	8,736
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	940	61,316
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,392	25,711
SPS Commerce, Inc.* (Software)	572	63,967
SPX Corp.* (Machinery)	1,399	48,825
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	520	24,830
Standard Motor Products, Inc. (Auto Components)	322	14,815
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,171	40,411
Strategic Education, Inc. (Diversified Consumer Services)	700	124,592
Sturm, Ruger & Co., Inc. (Leisure Products)	357	20,171
SunCoke Energy, Inc.* (Metals & Mining)	2,852	21,647
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,671	55,761
SurModics, Inc.* (Health Care Equipment & Supplies)	428	17,848
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	582	35,077
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	547	31,584
Tailored Brands, Inc. (Specialty Retail)	1,600	7,792
TechTarget, Inc.* (Media)	452	10,405
Tennant Co. (Machinery)	279	21,235
The Children’s Place, Inc. (Specialty Retail)	506	49,421
The E.W. Scripps Co.—Class A (Media)	1,801	27,609
The Ensign Group, Inc. (Health Care Providers & Services)	1,590	95,813
The Marcus Corp. (Entertainment)	696	24,353
The Medicines Co.* (Pharmaceuticals)	1,670	59,853
Tivity Health, Inc.* (Health Care Providers & Services)	1,522	26,559
Tompkins Financial Corp. (Banks)	185	15,164
Triumph Bancorp, Inc.* (Banks)	784	24,469
Triumph Group, Inc. (Aerospace & Defense)	669	16,210
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,574	12,749
U.S. Ecology, Inc. (Commercial Services & Supplies)	705	44,859
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	407	52,536
UniFirst Corp. (Commercial Services & Supplies)	490	96,466
Unisys Corp.* (IT Services)	1,651	20,456
Unit Corp.* (Energy Equipment & Services)	779	5,064
United Fire Group, Inc. (Insurance)	683	35,700
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	254	23,409
Universal Insurance Holdings, Inc. (Insurance)	1,017	25,232
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	954	20,597
USANA Health Sciences, Inc.* (Personal Products)	325	22,116
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,689	21,028
Varex Imaging Corp.* (Health Care Equipment & Supplies)	733	23,302
Vector Group, Ltd. (Tobacco)	1,331	15,373
Veritex Holdings, Inc. (Banks)	959	24,541
Viavi Solutions, Inc.* (Communications Equipment)	7,295	107,018
Vicor Corp.* (Electrical Equipment)	519	15,342
Virtus Investment Partners, Inc. (Capital Markets)	118	12,645
Virtusa Corp.* (IT Services)	886	39,587

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 163

Common Stocks, continued

	Shares	Value
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,345	$41,478
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,198	20,965
WageWorks, Inc.* (Professional Services)	775	39,657
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	5,949	21,595
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,149	30,966
Watts Water Technologies, Inc.—Class A (Machinery)	424	39,360
WD-40 Co. (Household Products)	441	80,068
Westamerica Bancorp (Banks)	860	55,126
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,272	40,170
Wingstop, Inc. (Hotels, Restaurants & Leisure)	937	89,569
WisdomTree Investments, Inc. (Capital Markets)	2,405	14,911
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,756	47,676
World Acceptance Corp.* (Consumer Finance)	112	14,194
Xencor, Inc.* (Biotechnology)	1,525	67,131
TOTAL COMMON STOCKS (Cost $8,835,577)		11,935,974

Repurchase Agreements(b)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.31%—2.43%, dated 7/31/19, due 8/1/19, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(c)	44,902	$44,902
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(c)	8,454	8,454
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $53,356)		53,356
TOTAL INVESTMENT SECURITIES (Cost $8,892,933)—99.7%		11,993,330
Net other assets (liabilities)—0.3%		32,398
NET ASSETS—100.0%		$12,025,728

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $51,251.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NM         Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$312,101	2.6%
Air Freight & Logistics	58,595	0.5%
Airlines	79,521	0.7%
Auto Components	209,045	1.7%
Banks	937,807	7.8%
Beverages	12,847	0.1%
Biotechnology	595,207	4.9%
Building Products	130,552	1.1%
Capital Markets	100,542	0.8%
Chemicals	242,560	2.0%
Commercial Services & Supplies	245,409	2.0%
Communications Equipment	150,869	1.3%
Construction & Engineering	27,216	0.2%
Consumer Finance	152,775	1.3%
Diversified Consumer Services	201,694	1.7%
Diversified Telecommunication Services	201,152	1.7%
Electric Utilities	45,521	0.4%
Electrical Equipment	42,964	0.4%
Electronic Equipment, Instruments & Components	345,594	2.9%
Energy Equipment & Services	131,399	1.1%
Entertainment	24,353	0.2%
Equity Real Estate Investment Trusts	772,860	6.3%
Food & Staples Retailing	15,573	0.1%
Food Products	136,303	1.1%
Gas Utilities	45,709	0.4%
Health Care Equipment & Supplies	639,897	5.3%
Health Care Providers & Services	434,689	3.6%
Health Care Technology	273,905	2.3%
Hotels, Restaurants & Leisure	319,729	2.7%
Household Durables	113,664	0.9%
Household Products	80,068	0.7%
Industrial Conglomerates	41,676	0.3%
Insurance	399,556	3.3%
Interactive Media & Services	29,635	0.2%
Internet & Direct Marketing Retail	76,385	0.6%
IT Services	242,025	2.0%
Leisure Products	55,860	0.5%
Life Sciences Tools & Services	207,739	1.7%
Machinery	727,901	6.0%
Marine	55,924	0.5%
Media	38,014	0.3%
Metals & Mining	114,582	1.0%
Mortgage Real Estate Investment Trusts	105,520	0.9%
Multi-Utilities	45,340	0.4%
Oil, Gas & Consumable Fuels	133,140	1.1%
Personal Products	162,885	1.4%
Pharmaceuticals	258,586	2.2%
Professional Services	297,557	2.5%
Real Estate Management & Development	22,742	0.2%
Road & Rail	18,054	0.2%
Semiconductors & Semiconductor Equipment	477,160	4.0%
Software	440,087	3.7%
Specialty Retail	331,539	2.8%
Technology Hardware, Storage & Peripherals	75,598	0.6%
Textiles, Apparel & Luxury Goods	215,260	1.8%
Thrifts & Mortgage Finance	75,140	0.6%
Tobacco	15,373	0.1%
Trading Companies & Distributors	83,961	0.7%
Water Utilities	108,615	0.9%
Other**	89,754	0.7%
Total	$12,025,728	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

164 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (99.5%)

	Shares	Value
AAON, Inc. (Building Products)	221	$11,227
AAR Corp. (Aerospace & Defense)	264	11,051
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,034	19,575
ABM Industries, Inc. (Commercial Services & Supplies)	1,031	43,395
Acadia Realty Trust (Equity Real Estate Investment Trusts)	553	15,523
Acorda Therapeutics, Inc.* (Biotechnology)	336	2,328
Actuant Corp.—Class A (Machinery)	459	10,511
ADTRAN, Inc. (Communications Equipment)	742	8,244
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	343	20,031
AdvanSix, Inc.* (Chemicals)	440	11,282
Aegion Corp.* (Construction & Engineering)	487	9,180
AK Steel Holding Corp.* (Metals & Mining)	1,966	5,544
Akorn, Inc.* (Pharmaceuticals)	880	3,274
Alamo Group, Inc. (Machinery)	151	14,781
Alarm.com Holdings, Inc.* (Software)	218	10,880
AMAG Pharmaceuticals, Inc.* (Biotechnology)	525	4,337
Ambac Financial Group, Inc.* (Insurance)	707	12,882
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	323	14,987
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,747	21,086
American Equity Investment Life Holding Co. (Insurance)	748	19,298
American States Water Co. (Water Utilities)	183	14,177
American Vanguard Corp. (Chemicals)	406	5,798
American Woodmark Corp.* (Building Products)	233	19,770
Ameris Bancorp (Banks)	898	35,713
AMERISAFE, Inc. (Insurance)	99	6,441
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	221	12,174
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	451	29,026
Apogee Enterprises, Inc. (Building Products)	413	16,751
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,141	40,293
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	270	16,427
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	294	2,943
ArcBest Corp. (Road & Rail)	396	11,852
Arcosa, Inc. (Construction & Engineering)	752	28,200
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	672	2,890
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	358	6,397
Asbury Automotive Group, Inc.* (Specialty Retail)	160	14,733
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,001	3,433
Astec Industries, Inc. (Machinery)	351	11,474
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	401	18,305
Avista Corp. (Multi-Utilities)	541	24,902
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	271	4,350
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	426	12,486
AZZ, Inc. (Electrical Equipment)	118	5,496
B&G Foods, Inc.—Class A (Food Products)(a)	355	6,489
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	213	11,393
Balchem Corp. (Chemicals)	226	23,197
Banc of California, Inc. (Banks)	665	10,394
Banner Corp. (Banks)	486	28,800
Barnes & Noble Education, Inc.* (Specialty Retail)	546	1,911
Barnes & Noble, Inc. (Specialty Retail)	887	5,783
Barnes Group, Inc. (Machinery)	418	21,753
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	156	2,572
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	599	16,209
Berkshire Hills Bancorp, Inc. (Banks)	707	23,190
Big Lots, Inc. (Multiline Retail)	620	15,872
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,424	24,250
Boise Cascade Co. (Paper & Forest Products)	605	16,335
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	140	3,052
Boot Barn Holdings, Inc.* (Specialty Retail)	131	4,099
Boston Private Financial Holdings, Inc. (Banks)	1,301	15,014
Brady Corp.—Class A (Commercial Services & Supplies)	244	12,622
Briggs & Stratton Corp. (Machinery)	654	6,233
Brookline Bancorp, Inc. (Banks)	582	8,631
C&J Energy Services, Inc.* (Energy Equipment & Services)	956	10,459
CalAmp Corp.* (Communications Equipment)	204	2,277
Calavo Growers, Inc. (Food Products)	81	7,164
Caleres, Inc. (Specialty Retail)	656	12,320
California Water Service Group (Water Utilities)	321	17,138
Callaway Golf Co. (Leisure Products)	425	7,795
Cal-Maine Foods, Inc. (Food Products)	268	10,658
Cambrex Corp.* (Life Sciences Tools & Services)	153	6,701
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,330	11,212
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,695	2,830
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,336	3,714
Central Garden & Pet Co.* (Household Products)	160	4,861
Central Garden & Pet Co.*—Class A (Household Products)	643	17,714
Central Pacific Financial Corp. (Banks)	214	6,307
Century Aluminum Co.* (Metals & Mining)	773	5,558
Century Communities, Inc.* (Household Durables)	429	11,828
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	191	5,306
Chart Industries, Inc.* (Machinery)	300	22,659
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	723	12,913
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	152	5,543

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 165

Common Stocks, continued

	Shares	Value
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	945	$25,959
Chico’s FAS, Inc. (Specialty Retail)	1,834	5,850
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	92	2,176
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	783	2,991
CIRCOR International, Inc.* (Machinery)	309	11,742
Clearwater Paper Corp.* (Paper & Forest Products)	258	5,065
Coca-Cola Consolidated, Inc. (Beverages)	73	21,428
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	214	13,484
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	351	5,321
Columbia Banking System, Inc. (Banks)	1,144	43,139
Comfort Systems USA, Inc. (Construction & Engineering)	259	10,878
Community Health Systems, Inc.* (Health Care Providers & Services)	1,046	2,144
Computer Programs & Systems, Inc. (Health Care Technology)	99	2,555
Comtech Telecommunications Corp. (Communications Equipment)	375	11,160
Conn’s, Inc.* (Specialty Retail)	383	7,966
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	249	5,351
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	505	2,379
Control4 Corp.* (Electronic Equipment, Instruments & Components)	191	4,567
Cooper Tire & Rubber Co. (Auto Components)	778	20,944
Cooper-Standard Holding, Inc.* (Auto Components)	254	12,568
Core-Mark Holding Co., Inc. (Distributors)	714	26,725
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	269	9,318
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	573	5,438
CSG Systems International, Inc. (IT Services)	294	15,065
Cubic Corp. (Aerospace & Defense)	209	13,836
Customers Bancorp, Inc.* (Banks)	445	9,176
Cutera, Inc.* (Health Care Equipment & Supplies)	115	2,939
CVB Financial Corp. (Banks)	840	18,488
Cytokinetics, Inc.* (Biotechnology)	412	5,022
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	619	3,924
Darling Ingredients, Inc.* (Food Products)	2,561	52,066
Dean Foods Co. (Food Products)	1,428	2,071
Designer Brands, Inc. (Specialty Retail)	401	7,370
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,006	9,094
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,159	11,671
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	643	8,944
Digi International, Inc.* (Communications Equipment)	435	5,712
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	475	9,586
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	322	13,717
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	883	4,653
Donnelley Financial Solutions, Inc.* (Capital Markets)	530	7,224
Dril-Quip, Inc.* (Energy Equipment & Services)	564	29,679
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	155	2,499
Eagle Bancorp, Inc. (Banks)	494	19,913
Ebix, Inc. (Software)	151	6,951
Echo Global Logistics, Inc.* (Air Freight & Logistics)	433	9,119
El Paso Electric Co. (Electric Utilities)	296	19,613
Emergent BioSolutions, Inc.* (Biotechnology)	275	12,139
Employers Holdings, Inc. (Insurance)	498	21,862
Encore Capital Group, Inc.* (Consumer Finance)	399	14,356
Encore Wire Corp. (Electrical Equipment)	325	17,849
Enova International, Inc.* (Consumer Finance)	524	14,122
EnPro Industries, Inc. (Machinery)	321	22,804
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	104	7,894
Era Group, Inc.* (Energy Equipment & Services)	171	1,765
Ethan Allen Interiors, Inc. (Household Durables)	385	7,923
EVERTEC, Inc. (IT Services)	336	10,759
ExlService Holdings, Inc.* (IT Services)	309	21,255
Express, Inc.* (Specialty Retail)	1,045	2,581
Exterran Corp.* (Energy Equipment & Services)	491	6,702
Extreme Networks, Inc.* (Communications Equipment)	923	7,513
EZCORP, Inc.*—Class A (Consumer Finance)	815	8,028
Fabrinet* (Electronic Equipment, Instruments & Components)	223	11,971
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	129	6,887
Federal Signal Corp. (Machinery)	412	12,834
Ferro Corp.* (Chemicals)	828	12,196
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	187	1,786
Finisar Corp.* (Communications Equipment)(a)	1,832	43,106
First BanCorp. (Banks)	1,655	17,808
First Commonwealth Financial Corp. (Banks)	1,530	21,068
First Financial Bancorp (Banks)	1,531	39,025
First Midwest Bancorp, Inc. (Banks)	779	16,850
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	448	15,447
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,159	19,448
Forward Air Corp. (Air Freight & Logistics)	160	10,080
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	709	7,827
Franklin Financial Network, Inc. (Banks)	192	5,664
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,667	13,436
Frontier Communications Corp.* (Diversified Telecommunication Services)	1,636	2,160
FTI Consulting, Inc.* (Professional Services)	307	32,066
FutureFuel Corp. (Chemicals)	197	2,295
GameStop Corp.—Class A (Specialty Retail)	1,402	5,636
Gannett Co., Inc. (Media)	1,780	18,246

See accompanying notes to the financial statements.

166 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Garrett Motion, Inc.* (Auto Components)	1,159	$16,423
Genesco, Inc.* (Specialty Retail)	270	10,633
Genomic Health, Inc.* (Biotechnology)	80	5,838
Gentherm, Inc.* (Auto Components)	162	6,627
Geospace Technologies Corp.* (Energy Equipment & Services)	212	3,309
Getty Realty Corp. (Equity Real Estate Investment Trusts)	222	6,656
Gibraltar Industries, Inc.* (Building Products)	190	7,874
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	647	18,543
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	756	14,757
Gms, Inc.* (Trading Companies & Distributors)	501	11,278
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	425	8,118
Great Western Bancorp, Inc. (Banks)	477	16,132
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	604	6,094
Greenhill & Co., Inc. (Capital Markets)	108	1,793
Griffon Corp. (Building Products)	538	8,796
Group 1 Automotive, Inc. (Specialty Retail)	274	23,006
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	216	1,547
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,253	8,516
H.B. Fuller Co. (Chemicals)	790	37,769
Hanmi Financial Corp. (Banks)	479	10,294
Haverty Furniture Cos., Inc. (Specialty Retail)	292	5,288
Hawaiian Holdings, Inc. (Airlines)	410	10,656
Haynes International, Inc. (Metals & Mining)	194	5,773
HealthStream, Inc.* (Health Care Technology)	171	4,829
Heartland Express, Inc. (Road & Rail)	295	5,853
Heidrick & Struggles International, Inc. (Professional Services)	139	4,128
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,174	19,044
Heritage Financial Corp. (Banks)	227	6,474
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	562	8,778
Hibbett Sports, Inc.* (Specialty Retail)	285	5,244
Hillenbrand, Inc. (Machinery)	565	19,035
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	209	6,065
Hope Bancorp, Inc. (Banks)	1,870	27,583
Horace Mann Educators Corp. (Insurance)	640	27,802
Hub Group, Inc.*—Class A (Air Freight & Logistics)	296	13,424
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	346	8,723
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	927	36,803
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,396	17,241
Innophos Holdings, Inc. (Chemicals)	306	8,314
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	555	30,536
Installed Building Products, Inc.* (Household Durables)	326	17,369
Insteel Industries, Inc. (Building Products)	127	2,478
Interface, Inc. (Commercial Services & Supplies)	931	12,904
INTL FCStone, Inc.* (Capital Markets)	250	10,195
Invacare Corp. (Health Care Equipment & Supplies)	525	2,809
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,998	32,927
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	1,005	13,266
Itron, Inc.* (Electronic Equipment, Instruments & Components)	520	32,240
J & J Snack Foods Corp. (Food Products)	92	17,097
J.C. Penney Co., Inc.* (Multiline Retail)	4,922	3,915
James River Group Holdings, Ltd. (Insurance)	468	22,384
John B. Sanfilippo & Son, Inc. (Food Products)	76	6,605
John Bean Technologies Corp. (Machinery)	235	27,884
Kaman Corp.—Class A (Trading Companies & Distributors)	238	15,089
Kelly Services, Inc.—Class A (Professional Services)	485	13,498
Kirkland’s, Inc.* (Specialty Retail)	220	376
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,304	20,747
Knowles Corp.* (Electronic Equipment, Instruments & Components)	678	13,797
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	429	498
Koppers Holdings, Inc.* (Chemicals)	320	8,736
Korn/Ferry International (Professional Services)	351	13,787
Kraton Performance Polymers, Inc.* (Chemicals)	497	15,243
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,010	22,857
Lannett Co., Inc.* (Pharmaceuticals)	531	3,754
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	205	4,637
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,389	7,931
La-Z-Boy, Inc. (Household Durables)	724	23,885
LCI Industries (Auto Components)	389	35,644
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	99	3,276
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,248	32,058
LGI Homes, Inc.* (Household Durables)	292	20,525
LHC Group, Inc.* (Health Care Providers & Services)	163	20,633
Lindsay Corp. (Machinery)	93	8,483
Lithia Motors, Inc.—Class A (Specialty Retail)	346	45,631
Livent Corp.* (Chemicals)	2,268	14,606
LivePerson, Inc.* (Software)	334	11,085
LSB Industries, Inc.* (Chemicals)	318	1,587
LSC Communications, Inc. (Commercial Services & Supplies)	523	523
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	198	9,126
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	446	3,911
Lydall, Inc.* (Machinery)	272	6,419
M.D.C. Holdings, Inc. (Household Durables)	766	27,683
M/I Homes, Inc.* (Household Durables)	428	15,138
Magellan Health, Inc.* (Health Care Providers & Services)	374	26,308

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 167

Common Stocks, continued

	Shares	Value
ManTech International Corp.—Class A (IT Services)	414	$28,474
MarineMax, Inc.* (Specialty Retail)	355	5,481
Marten Transport, Ltd. (Road & Rail)	602	12,082
Materion Corp. (Metals & Mining)	110	6,835
Matrix Service Co.* (Energy Equipment & Services)	416	7,642
Matthews International Corp.—Class A (Commercial Services & Supplies)	493	16,836
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	389	8,550
Mercer International, Inc. (Paper & Forest Products)	674	8,782
Mercury Systems, Inc.* (Aerospace & Defense)	343	27,961
Meritage Homes Corp.* (Household Durables)	560	35,174
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	429	13,243
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	575	17,221
MGP Ingredients, Inc. (Beverages)	74	3,699
MicroStrategy, Inc.*—Class A (Software)	60	8,204
Momenta Pharmaceuticals, Inc.* (Biotechnology)	521	5,887
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	85	4,001
Monotype Imaging Holdings, Inc. (Software)	213	4,254
Moog, Inc.—Class A (Aerospace & Defense)	504	41,055
Motorcar Parts of America, Inc.* (Auto Components)	292	5,221
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	82	2,159
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	156	8,989
Mueller Industries, Inc. (Machinery)	880	26,567
Myers Industries, Inc. (Containers & Packaging)	551	8,910
MYR Group, Inc.* (Construction & Engineering)	259	9,355
Myriad Genetics, Inc.* (Biotechnology)	535	15,590
Nabors Industries, Ltd. (Energy Equipment & Services)	2,618	7,749
National Bank Holdings Corp. (Banks)	165	5,986
Natus Medical, Inc.* (Health Care Equipment & Supplies)	222	6,898
Nautilus, Inc.* (Leisure Products)	462	892
Navigant Consulting, Inc. (Professional Services)	300	7,308
NBT Bancorp, Inc. (Banks)	680	26,316
Neenah Paper, Inc. (Paper & Forest Products)	263	17,281
NETGEAR, Inc.* (Communications Equipment)	490	16,586
New Media Investment Group, Inc. (Media)	848	9,133
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,915	11,701
Newpark Resources, Inc.* (Energy Equipment & Services)	1,407	10,735
NIC, Inc. (IT Services)	562	10,195
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	556	13,833
Noble Corp. PLC* (Energy Equipment & Services)	2,206	4,919
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	734	11,487
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	172	2,924
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,651	28,315
Northwest Natural Holding Co. (Gas Utilities)	160	11,427
Office Depot, Inc. (Specialty Retail)	8,487	17,313
Office Properties Income Trust (Equity Real Estate Investment Trusts)	343	9,662
OFG Bancorp (Banks)	367	8,305
Oil States International, Inc.* (Energy Equipment & Services)	938	13,995
Olympic Steel, Inc. (Metals & Mining)	143	1,799
OneSpan, Inc.* (Software)	160	2,339
Opus Bank (Banks)	336	7,530
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	530	4,426
Oritani Financial Corp. (Thrifts & Mortgage Finance)	594	10,751
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	104	5,559
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	150	16,884
Owens & Minor, Inc. (Health Care Providers & Services)	978	2,650
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	87	6,368
P.H. Glatfelter Co. (Paper & Forest Products)	684	11,163
Pacific Premier Bancorp, Inc. (Banks)	701	22,173
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	469	10,815
Park Aerospace Corp. (Aerospace & Defense)	146	2,656
Patrick Industries, Inc.* (Building Products)	352	16,146
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,029	29,564
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	433	5,781
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	927	5,543
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,188	26,172
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	312	5,419
PGT, Inc.* (Building Products)	417	6,722
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	166	5,168
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,042	10,034
Piper Jaffray Cos. (Capital Markets)	221	17,082
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,809	11,376
Plexus Corp.* (Electronic Equipment, Instruments & Components)	467	27,885
Powell Industries, Inc. (Electrical Equipment)	136	5,031
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	174	15,846
PRA Group, Inc.* (Consumer Finance)	705	21,946
Preferred Bank (Banks)	119	6,449
ProAssurance Corp. (Insurance)	835	32,641
Progress Software Corp. (Software)	221	9,567
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	955	23,092
Qualys, Inc.* (Software)	204	17,659

See accompanying notes to the financial statements.

168 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Quanex Building Products Corp. (Building Products)	514	$9,571
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,100	2,222
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,709	21,294
Rayonier Advanced Materials, Inc. (Chemicals)	774	3,599
RE/MAX Holdings, Inc. (Real Estate Management & Development)	277	8,055
Realogy Holdings Corp. (Real Estate Management & Development)	1,774	9,243
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	202	6,670
Rent-A-Center, Inc.* (Specialty Retail)	697	18,841
Resources Connection, Inc. (Professional Services)	467	8,219
Restoration Hardware, Inc.* (Specialty Retail)	128	17,843
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,775	32,198
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	88	6,565
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	928	2,274
Rogers Corp.* (Electronic Equipment, Instruments & Components)	95	15,073
RPT Realty (Equity Real Estate Investment Trusts)	463	5,672
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	261	7,026
S&T Bancorp, Inc. (Banks)	239	9,099
Safety Insurance Group, Inc. (Insurance)	227	22,396
Saia, Inc.* (Road & Rail)	403	30,749
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,072	34,036
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	70	3,835
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	399	13,546
Scholastic Corp. (Media)	432	14,761
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	479	16,492
SEACOR Holdings, Inc.* (Energy Equipment & Services)	271	12,910
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,683	28,174
Selective Insurance Group, Inc. (Insurance)	321	24,139
Seneca Foods Corp.*—Class A (Food Products)	103	3,253
ServisFirst Bancshares, Inc. (Banks)	408	13,896
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	203	10,290
Shutterstock, Inc. (Internet & Direct Marketing Retail)	143	5,487
Simmons First National Corp.—Class A (Banks)	1,489	38,342
Simpson Manufacturing Co., Inc. (Building Products)	318	19,640
SkyWest, Inc. (Airlines)	796	48,325
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,638	16,331
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	57	1,735
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	235	15,329
Sonic Automotive, Inc.—Class A (Specialty Retail)	372	10,256
South Jersey Industries, Inc. (Gas Utilities)	1,434	48,828
Southside Bancshares, Inc. (Banks)	493	17,068
SpartanNash Co. (Food & Staples Retailing)	565	6,678
Spok Holdings, Inc. (Wireless Telecommunication Services)	278	3,611
SPX FLOW, Inc.* (Machinery)	660	26,770
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,783	15,435
Standard Motor Products, Inc. (Auto Components)	156	7,178
Standex International Corp. (Machinery)	197	13,863
Stepan Co. (Chemicals)	316	31,331
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	644	22,224
Stewart Information Services Corp. (Insurance)	369	13,959
Sturm, Ruger & Co., Inc. (Leisure Products)	98	5,537
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,632	18,132
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,421	2,196
Superior Industries International, Inc. (Auto Components)	359	919
Sykes Enterprises, Inc.* (IT Services)	613	17,342
Team, Inc.* (Commercial Services & Supplies)	469	7,767
TechTarget, Inc.* (Media)	119	2,739
Tennant Co. (Machinery)	147	11,188
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,952	3,045
The Andersons, Inc. (Food & Staples Retailing)	409	10,983
The Buckle, Inc. (Specialty Retail)	444	9,035
The Cato Corp.—Class A (Specialty Retail)	357	5,130
The Greenbrier Cos., Inc. (Machinery)	503	14,542
The Medicines Co.* (Pharmaceuticals)	271	9,712
The Providence Service Corp.* (Health Care Providers & Services)	172	9,587
Third Point Reinsurance, Ltd.* (Insurance)	1,159	11,683
Tile Shop Holdings, Inc. (Specialty Retail)	599	1,551
TimkenSteel Corp.* (Metals & Mining)	613	4,285
Titan International, Inc. (Machinery)	784	2,964
TiVo Corp. (Software)	1,942	14,720
Tompkins Financial Corp. (Banks)	102	8,361
TopBuild Corp.* (Household Durables)	534	43,324
Tredegar Corp. (Chemicals)	397	6,618
Triumph Group, Inc. (Aerospace & Defense)	450	10,904
TrueBlue, Inc.* (Professional Services)	623	12,317
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	736	5,962
TTEC Holdings, Inc. (IT Services)	216	10,135
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,459	15,261
U.S. Concrete, Inc.* (Construction Materials)	244	11,490
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,144	15,856
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	611	8,914
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	226	4,228
Unit Corp.* (Energy Equipment & Services)	484	3,146

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 169

Common Stocks, continued

	Shares	Value
United Community Banks, Inc. (Banks)	1,227	$35,215
United Insurance Holdings Corp. (Insurance)	336	3,807
United Natural Foods, Inc.* (Food & Staples Retailing)	819	8,075
Universal Corp. (Tobacco)	388	23,086
Universal Electronics, Inc.* (Household Durables)	216	9,249
Universal Forest Products, Inc. (Building Products)	954	38,570
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	73	6,728
USANA Health Sciences, Inc.* (Personal Products)	49	3,334
Varex Imaging Corp.* (Health Care Equipment & Supplies)	237	7,534
Vector Group, Ltd. (Tobacco)	1,059	12,231
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	757	9,016
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	325	3,819
Veritex Holdings, Inc. (Banks)	240	6,142
Veritiv Corp.* (Trading Companies & Distributors)	200	3,484
Viad Corp. (Commercial Services & Supplies)	315	21,779
Virtus Investment Partners, Inc. (Capital Markets)	51	5,465
Vista Outdoor, Inc.* (Leisure Products)	897	6,458
Vitamin Shoppe, Inc.* (Specialty Retail)	243	1,074
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,837	22,778
Wabash National Corp. (Machinery)	861	13,630
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	583	10,203
WageWorks, Inc.* (Professional Services)	240	12,281
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	439	25,611
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	684	18,434
Watts Water Technologies, Inc.—Class A (Machinery)	224	20,794
Whitestone REIT (Equity Real Estate Investment Trusts)	619	7,892
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	312	5,516
William Lyon Homes*—Class A (Household Durables)	513	10,075
Winnebago Industries, Inc. (Automobiles)	451	18,175
WisdomTree Investments, Inc. (Capital Markets)	659	4,086
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	524	14,227
World Acceptance Corp.* (Consumer Finance)	44	5,576
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,752	37,544
Xperi Corp. (Semiconductors & Semiconductor Equipment)	767	16,375
Zumiez, Inc.* (Specialty Retail)	296	7,332
TOTAL COMMON STOCKS (Cost $4,381,413)		5,781,078

Contingent Right(NM)

A. Schulman, Inc.*+(b) (Chemicals)	2,323	1,215
TOTAL CONTINGENT RIGHT (Cost $4,646)		1,215

Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(c)	49,400	49,400
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(c)	9,301	9,301
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,701)		58,701
TOTAL INVESTMENT SECURITIES (Cost $4,444,760)—100.5%		5,840,994
Net other assets (liabilities)—(0.5)%		(31,465)
NET ASSETS—100.0%		$5,809,529

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2019, this security represented 0.021% of the net assets of the Fund.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $55,346.

(b)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)          Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

170 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Small-Cap Value ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$107,463	1.8%
Air Freight & Logistics	50,928	0.9%
Airlines	58,981	1.0%
Auto Components	126,610	2.2%
Automobiles	18,175	0.3%
Banks	584,545	10.1%
Beverages	25,127	0.4%
Biotechnology	51,141	0.9%
Building Products	157,545	2.7%
Capital Markets	56,048	1.0%
Chemicals	183,786	3.2%
Commercial Services & Supplies	129,424	2.2%
Communications Equipment	97,541	1.7%
Construction & Engineering	57,613	1.0%
Construction Materials	11,490	0.2%
Consumer Finance	64,028	1.1%
Containers & Packaging	8,910	0.2%
Distributors	26,725	0.5%
Diversified Telecommunication Services	43,792	0.8%
Electric Utilities	19,613	0.3%
Electrical Equipment	28,376	0.5%
Electronic Equipment, Instruments & Components	359,604	6.2%
Energy Equipment & Services	163,792	2.8%
Equity Real Estate Investment Trusts	372,228	6.4%
Food & Staples Retailing	31,279	0.5%
Food Products	105,402	1.8%
Gas Utilities	60,255	1.0%
Health Care Equipment & Supplies	50,252	0.9%
Health Care Providers & Services	99,586	1.7%
Health Care Technology	7,384	0.1%
Hotels, Restaurants & Leisure	38,883	0.7%
Household Durables	222,173	3.8%
Household Products	22,575	0.4%
Insurance	219,293	3.8%
Internet & Direct Marketing Retail	21,196	0.4%
IT Services	113,225	1.9%
Leisure Products	20,682	0.4%
Life Sciences Tools & Services	6,701	0.1%
Machinery	326,931	5.6%
Media	44,879	0.8%
Metals & Mining	29,794	0.5%
Mortgage Real Estate Investment Trusts	136,820	2.4%
Multiline Retail	19,787	0.3%
Multi-Utilities	24,902	0.4%
Oil, Gas & Consumable Fuels	117,444	2.0%
Paper & Forest Products	75,118	1.3%
Personal Products	3,334	0.1%
Pharmaceuticals	25,341	0.4%
Professional Services	103,604	1.8%
Real Estate Management & Development	17,298	0.3%
Road & Rail	60,536	1.0%
Semiconductors & Semiconductor Equipment	222,650	3.8%
Software	85,659	1.5%
Specialty Retail	275,769	4.7%
Technology Hardware, Storage & Peripherals	18,262	0.3%
Textiles, Apparel & Luxury Goods	79,395	1.4%
Thrifts & Mortgage Finance	175,878	3.0%
Tobacco	35,317	0.6%
Trading Companies & Distributors	46,278	0.8%
Water Utilities	31,315	0.5%
Wireless Telecommunication Services	3,611	0.1%
Other**	27,236	0.5%
Total	$5,809,529	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 171

Common Stocks (74.0%)

	Shares	Value
2U, Inc.* (Software)	594	$7,603
ACI Worldwide, Inc.* (Software)	1,146	38,460
Adobe Systems, Inc.* (Software)	5,052	1,509,841
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,181	279,561
Akamai Technologies, Inc.* (IT Services)	1,699	149,733
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,719	17,706
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,101	3,777,638
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,173	3,860,526
Amdocs, Ltd. (IT Services)	1,421	90,930
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,830	449,872
Anaplan, Inc.* (Software)	170	9,680
ANSYS, Inc.* (Software)	870	176,714
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,257	9,641,552
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,690	478,395
Arista Networks, Inc.* (Communications Equipment)	548	149,851
Aspen Technology, Inc.* (Software)	715	94,287
Autodesk, Inc.* (Software)	2,273	354,974
Blackbaud, Inc. (Software)	510	46,410
Booz Allen Hamilton Holding Corp. (IT Services)	1,450	99,688
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,099	1,188,670
CACI International, Inc.*—Class A (IT Services)	258	55,509
Cadence Design Systems, Inc.* (Software)	2,908	214,930
Cargurus, Inc.* (Interactive Media & Services)	346	12,895
Cars.com, Inc.* (Interactive Media & Services)	634	12,046
CDK Global, Inc. (Software)	1,259	65,304
CDW Corp. (Electronic Equipment, Instruments & Components)	1,512	178,658
CenturyLink, Inc. (Diversified Telecommunication Services)	9,931	120,066
Ceridian HCM Holding, Inc.* (Software)	699	37,264
Cerner Corp. (Health Care Technology)	3,368	241,316
Ciena Corp.* (Communications Equipment)	1,482	67,016
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	601	29,479
Cisco Systems, Inc. (Communications Equipment)	44,316	2,455,105
Citrix Systems, Inc. (Software)	1,296	122,135
Cognizant Technology Solutions Corp. (IT Services)	5,893	383,870
CommScope Holding Co., Inc.* (Communications Equipment)	2,003	28,603
CommVault Systems, Inc.* (Software)	397	18,040
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,089	67,714
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,787	86,987
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,541	88,977
DocuSign, Inc.* (Software)	252	13,033
DXC Technology Co. (IT Services)	2,777	154,873
eBay, Inc. (Internet & Direct Marketing Retail)	8,480	349,291
EchoStar Corp.* (Communications Equipment)	498	22,669
Elastic NV* (Software)	76	7,511
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,404	61,088
EPAM Systems, Inc.* (IT Services)	537	104,065
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,244	83,373
F5 Networks, Inc.* (Communications Equipment)	619	90,820
Facebook, Inc.*—Class A (Interactive Media & Services)	24,872	4,830,888
Fair Isaac Corp.* (Software)	300	104,226
Finisar Corp.* (Communications Equipment)(a)	1,220	28,707
FireEye, Inc.* (Software)	2,121	31,815
Fortinet, Inc.* (Software)	1,502	120,626
Garmin, Ltd. (Household Durables)	1,255	98,630
Gartner, Inc.* (IT Services)	932	129,856
GCI Liberty, Inc.* (Media)	995	59,431
GoDaddy, Inc.*—Class A (IT Services)	1,818	133,405
GrubHub, Inc.* (Internet & Direct Marketing Retail)	943	63,775
Guidewire Software, Inc.* (Software)	842	85,951
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	13,861	199,183
HP, Inc. (Technology Hardware, Storage & Peripherals)	15,592	328,056
Hubspot, Inc.* (Software)	404	72,203
IAC/InterActiveCorp* (Interactive Media & Services)	813	194,348
Intel Corp. (Semiconductors & Semiconductor Equipment)	46,346	2,342,791
InterDigital, Inc. (Communications Equipment)	329	21,197
International Business Machines Corp. (IT Services)	9,179	1,360,694
Intuit, Inc. (Software)	2,683	744,023
j2 Global, Inc. (Software)	480	42,763
Juniper Networks, Inc. (Communications Equipment)	3,565	96,326
KBR, Inc. (Construction & Engineering)	1,463	38,594
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,673	228,063
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,552	323,763
Leidos Holdings, Inc. (IT Services)	1,493	122,575
LogMeIn, Inc. (Software)	516	39,201
Lumentum Holdings, Inc.* (Communications Equipment)	790	44,738
Manhattan Associates, Inc.* (Software)	668	56,773
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	6,140	161,236
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,819	166,857
Medidata Solutions, Inc.* (Health Care Technology)	645	58,934
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,463	232,556
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	11,456	514,260

See accompanying notes to the financial statements.

172 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Microsoft Corp. (Software)	79,329	$10,810,164
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	563	47,928
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	409	60,597
Motorola Solutions, Inc. (Communications Equipment)	1,706	283,127
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,243	42,026
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,557	149,559
NetScout Systems, Inc.* (Communications Equipment)	722	18,801
New Relic, Inc.* (Software)	480	44,722
Nuance Communications, Inc.* (Software)	3,003	49,970
Nutanix, Inc.* (Software)	818	18,569
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,304	1,063,611
Okta, Inc.* (IT Services)	1,076	140,773
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,269	91,826
Oracle Corp. (Software)	25,120	1,414,256
Palo Alto Networks, Inc.* (Communications Equipment)	994	225,180
Paycom Software, Inc.* (Software)	509	122,542
Pegasystems, Inc. (Software)	384	29,030
Perspecta, Inc. (IT Services)	1,448	33,782
Plantronics, Inc. (Communications Equipment)	339	13,018
Proofpoint, Inc.* (Software)	575	72,565
PTC, Inc.* (Software)	1,072	72,660
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,857	28,115
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,235	90,513
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	12,587	920,865
RealPage, Inc.* (Software)	765	47,797
RingCentral, Inc.*—Class A (Software)	729	103,503
Salesforce.com, Inc.* (Software)	8,039	1,242,026
Science Applications International Corp. (IT Services)	526	44,905
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,608	120,776
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	691	36,533
ServiceNow, Inc.* (Software)	1,911	530,092
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	448	50,270
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,788	152,481
Snap, Inc.* (Interactive Media & Services)	7,827	131,494
SolarWinds Corp.* (Software)	256	4,588
Splunk, Inc.* (Software)	1,554	210,272
SS&C Technologies Holdings, Inc. (Software)	2,252	107,983
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	169	8,070
Symantec Corp. (Software)	6,399	137,962
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	356	11,456
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	430	42,372
Synopsys, Inc.* (Software)	1,551	205,911
Tableau Software, Inc.*—Class A (Software)	747	126,639
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	378	38,307
Teradata Corp.* (IT Services)	1,212	44,383
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,775	98,921
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,713	1,214,223
Twilio, Inc.* (IT Services)	1,212	168,601
Twitter, Inc.* (Interactive Media & Services)	7,559	319,821
Tyler Technologies, Inc.* (Software)	397	92,640
Ubiquiti Networks, Inc. (Communications Equipment)	198	25,489
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	439	92,664
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,322	219,320
Verint Systems, Inc.* (Software)	682	39,467
VeriSign, Inc.* (IT Services)	1,085	229,033
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,130	58,737
ViaSat, Inc.* (Communications Equipment)	589	48,057
Viavi Solutions, Inc.* (Communications Equipment)	2,365	34,695
VMware, Inc.—Class A (Software)	787	137,324
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,033	163,448
Workday, Inc.*—Class A (Software)	1,677	335,366
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,024	64,970
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,629	300,258
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	2,096	70,698
Zendesk, Inc.* (Software)	1,133	94,673
Zillow Group, Inc.*—Class A (Interactive Media & Services)	513	25,568
Zillow Group, Inc.*—Class C (Interactive Media & Services)(a)	1,209	60,402
Zscaler, Inc.* (Software)	154	12,978
TOTAL COMMON STOCKS (Cost $45,537,289)		63,820,544

Repurchase Agreements(b)(c) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $23,409,540	$23,408,000	$23,408,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,408,000)		23,408,000

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 173

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	66,781	$66,781
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	12,574	12,574
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $79,355)		79,355
TOTAL INVESTMENT SECURITIES (Cost $69,024,644)—101.3%		87,307,899
Net other assets (liabilities)—(1.3)%		(1,113,862)
NET ASSETS—100.0%		$86,194,037

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $78,526.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $12,333,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/19	2.68%	$32,372,164	$(223,579)
Dow Jones U.S. Technology Index	UBS AG	8/23/19	2.63%	32,953,649	(249,706)
				$65,325,813	$(473,285)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Communications Equipment	$3,653,399	4.2%
Construction & Engineering	38,594	NM
Diversified Telecommunication Services	190,764	0.2%
Electronic Equipment, Instruments & Components	259,337	0.3%
Health Care Technology	537,276	0.6%
Household Durables	98,630	0.1%
Interactive Media & Services	13,225,626	15.3%
Internet & Direct Marketing Retail	504,509	0.6%
IT Services	3,446,675	4.0%
Media	59,431	0.1%
Semiconductors & Semiconductor Equipment	10,902,175	12.6%
Software	20,077,466	23.4%
Technology Hardware, Storage & Peripherals	10,826,662	12.6%
Other**	22,373,493	26.0%
Total	$86,194,037	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

174 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (76.7%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	120	$8,060
ADTRAN, Inc. (Communications Equipment)	201	2,233
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	81	811
Arista Networks, Inc.* (Communications Equipment)	216	59,065
AT&T, Inc. (Diversified Telecommunication Services)	1,631	55,536
ATN International, Inc. (Diversified Telecommunication Services)	44	2,476
CalAmp Corp.* (Communications Equipment)	141	1,574
CenturyLink, Inc. (Diversified Telecommunication Services)	4,005	48,420
Ciena Corp.* (Communications Equipment)	596	26,951
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	219	837
Cisco Systems, Inc. (Communications Equipment)	4,701	260,434
CommScope Holding Co., Inc.* (Communications Equipment)	809	11,553
Comtech Telecommunications Corp. (Communications Equipment)	102	3,036
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	308	1,451
EchoStar Corp.* (Communications Equipment)	202	9,195
Extreme Networks, Inc.* (Communications Equipment)	501	4,078
F5 Networks, Inc.* (Communications Equipment)	247	36,240
Finisar Corp.* (Communications Equipment)(a)	491	11,553
Frontier Communications Corp.* (Diversified Telecommunication Services)	440	581
Garmin, Ltd. (Household Durables)	506	39,767
GCI Liberty, Inc.* (Media)	401	23,952
Globalstar, Inc.* (Diversified Telecommunication Services)	2,842	1,351
Iridium Communications, Inc.* (Diversified Telecommunication Services)	400	10,176
Juniper Networks, Inc. (Communications Equipment)	1,438	38,855
Lumentum Holdings, Inc.* (Communications Equipment)	319	18,065
Motorola Solutions, Inc. (Communications Equipment)	325	53,937
NETGEAR, Inc.* (Communications Equipment)	132	4,468
NetScout Systems, Inc.* (Communications Equipment)	293	7,630
ORBCOMM, Inc.* (Diversified Telecommunication Services)	336	1,969
Plantronics, Inc. (Communications Equipment)	137	5,261
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	195	7,675
Spok Holdings, Inc. (Wireless Telecommunication Services)	75	974
Sprint Corp.* (Wireless Telecommunication Services)	2,394	17,548
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	392	12,677
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	696	55,493
U.S. Cellular Corp.* (Wireless Telecommunication Services)	61	2,921
Ubiquiti Networks, Inc. (Communications Equipment)	78	10,041
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,579	253,080
ViaSat, Inc.* (Communications Equipment)	238	19,418
Viavi Solutions, Inc.* (Communications Equipment)	954	13,995
Vonage Holdings Corp.* (Diversified Telecommunication Services)	932	11,557
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	847	28,569
TOTAL COMMON STOCKS (Cost $880,764)		1,183,463

Repurchase Agreements(b)(c) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $443,029	$443,000	$443,000
TOTAL REPURCHASE AGREEMENTS (Cost $443,000)		443,000

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	9,737	$9,737
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	1,833	1,833
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,570)		11,570
TOTAL INVESTMENT SECURITIES (Cost $1,335,334)—106.1%		1,638,033
Net other assets (liabilities)—(6.1)%		(94,271)
NET ASSETS—100.0%		$1,543,762

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $10,930.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $408,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 175

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	8/23/19	2.68%	$688,742	$(6,778)
Dow Jones U.S. Select Telecommunications Index	UBS AG	8/23/19	2.53%	441,881	(2,665)
				$1,130,623	$(9,443)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Communications Equipment	$606,453	39.3%
Diversified Telecommunication Services	416,003	26.9%
Household Durables	39,767	2.6%
Media	23,952	1.6%
Wireless Telecommunication Services	97,288	6.3%
Other**	360,299	23.3%
Total	$1,543,762	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2019

U.S. Treasury Obligation (44.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.88%, 5/15/49(a)	$10,920,000	$11,700,609
TOTAL U.S. TREASURY OBLIGATION (Cost $10,989,640)		11,700,609

Repurchase Agreements(b)(c) (49.3%)

Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $13,008,856	13,008,000	13,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,008,000)		13,008,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	91,308	$91,308
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	17,192	17,192
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $108,500)		108,500
TOTAL INVESTMENT SECURITIES (Cost $24,106,140)—94.0%		24,817,109
Net other assets (liabilities)—6.0%		1,579,036
NET ASSETS—100.0%		$26,396,145

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $107,148.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $215,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Citibank North America	8/15/19	2.65%	$17,143,750	$226,483
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Societe’ Generale	8/15/19	2.63%	4,071,641	56,733
				$21,215,391	$283,216

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 177

Repurchase Agreements(a)(b) (89.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $8,126,535	$8,126,000	$8,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,126,000)		8,126,000
TOTAL INVESTMENT SECURITIES (Cost $8,126,000)—89.0%		8,126,000
Net other assets (liabilities)—11.0%		1,008,643
NET ASSETS—100.0%		$9,134,643

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $3,012,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	9/23/19	$(297,950)	$(3,804)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	(2.53)%	$(6,540,928)	$61,750
S&P 500	UBS AG	8/27/19	(2.33)%	(11,272,924)	153,583
				$(17,813,852)	$215,333

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

178 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (66.2%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	8,295	$722,494
Accenture PLC—Class A (IT Services)	0.3%	2,998	577,355
Adobe Systems, Inc.* (Software)*	0.4%	2,293	685,286
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.0%	1,441	1,753,236
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.0%	1,408	1,715,226
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.1%	1,945	3,630,887
Amgen, Inc. (Biotechnology)	0.3%	2,869	535,298
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.5%	20,553	4,378,611
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	34,315	1,168,426
Bank of America Corp. (Banks)	0.7%	41,577	1,275,581
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.1%	9,111	1,871,673
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,862	539,961
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	8,956	1,102,573
Cisco Systems, Inc. (Communications Equipment)	0.6%	20,128	1,115,092
Citigroup, Inc. (Banks)	0.4%	10,872	773,652
Comcast Corp.—Class A (Media)	0.5%	21,297	919,392
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	2,069	570,278
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	19,895	1,479,391
Facebook, Inc.—Class A* (Interactive Media & Services)*	1.2%	11,297	2,194,217
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	3,421	589,986
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	21,050	1,064,078
International Business Machines Corp. (IT Services)	0.4%	4,168	617,864
Johnson & Johnson (Pharmaceuticals)	0.9%	12,483	1,625,535
JPMorgan Chase & Co. (Banks)	1.0%	15,253	1,769,347
MasterCard, Inc.—Class A (IT Services)	0.7%	4,226	1,150,613
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	3,590	756,485
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	6,304	642,630
Merck & Co., Inc. (Pharmaceuticals)	0.6%	12,105	1,004,593
Microsoft Corp. (Software)	2.8%	36,029	4,909,673
Netflix, Inc.* (Entertainment)*	0.4%	2,056	664,067
Oracle Corp. (Software)	0.4%	11,409	642,327
PayPal Holdings, Inc.* (IT Services)*	0.3%	5,523	609,739
PepsiCo, Inc. (Beverages)	0.5%	6,591	842,396
Pfizer, Inc. (Pharmaceuticals)	0.6%	26,103	1,013,840
Philip Morris International, Inc. (Tobacco)	0.3%	7,315	611,607
Salesforce.com, Inc.* (Software)*	0.3%	3,651	564,080
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.3%	5,696	539,354
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	4,412	551,544
The Boeing Co. (Aerospace & Defense)	0.5%	2,460	839,303
The Coca-Cola Co. (Beverages)	0.5%	18,054	950,182
The Home Depot, Inc. (Specialty Retail)	0.6%	5,173	1,105,417
The Procter & Gamble Co. (Household Products)	0.8%	11,794	1,392,164
The Walt Disney Co. (Entertainment)	0.7%	8,208	1,173,825
Union Pacific Corp. (Road & Rail)	0.3%	3,327	598,693
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	4,468	1,112,576
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	19,445	1,074,725
Visa, Inc.—Class A (IT Services)	0.8%	8,176	1,455,328
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	6,578	726,080
Wells Fargo & Co. (Banks)	0.5%	19,018	920,660
Other Common Stocks(a)	33.0%	820,773	58,115,696
TOTAL COMMON STOCKS (Cost $77,129,563)			116,643,036

Repurchase Agreements(b)(c) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $45,860,017	$45,857,000	$45,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,857,000)		45,857,000

See accompanying notes to the financial statements.

July 31, 2019 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 179

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	89,557	$89,557
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	16,863	16,863
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $106,420)		106,420
TOTAL INVESTMENT SECURITIES (Cost $123,092,983)—92.2%		162,606,456
Net other assets (liabilities)—7.8%		13,730,433
NET ASSETS—100.0%		$176,336,889

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $103,509.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $20,183,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	250	9/23/19	$37,243,750	$749,470

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	2.73%	$108,312,886	$(1,290,705)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/19	2.63%	54,890,463	(569,224)
				$163,203,349	$(1,859,929)

S&P 500	UBS AG	8/27/19	2.68%	$28,393,628	$(387,395)
SPDR S&P 500 ETF	UBS AG	8/27/19	2.28%	7,380,827	(100,992)
				$35,774,455	$(488,387)
				$198,977,804	$(2,348,316)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

180 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2019

UltraBull ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,992,970	1.7%
Air Freight & Logistics	699,197	0.4%
Airlines	478,413	0.3%
Auto Components	143,174	0.1%
Automobiles	452,493	0.3%
Banks	6,545,746	3.7%
Beverages	2,156,698	1.2%
Biotechnology	2,415,793	1.4%
Building Products	327,024	0.2%
Capital Markets	3,213,403	1.8%
Chemicals	2,306,530	1.3%
Commercial Services & Supplies	505,316	0.3%
Communications Equipment	1,396,607	0.8%
Construction & Engineering	69,507	NM
Construction Materials	158,892	0.1%
Consumer Finance	848,206	0.5%
Containers & Packaging	440,017	0.2%
Distributors	106,373	0.1%
Diversified Consumer Services	26,472	NM
Diversified Financial Services	1,897,077	1.1%
Diversified Telecommunication Services	2,297,701	1.3%
Electric Utilities	2,302,029	1.3%
Electrical Equipment	536,595	0.3%
Electronic Equipment, Instruments & Components	523,680	0.3%
Energy Equipment & Services	539,960	0.3%
Entertainment	2,257,821	1.3%
Equity Real Estate Investment Trusts	3,488,735	2.0%
Food & Staples Retailing	1,728,080	1.0%
Food Products	1,344,242	0.8%
Gas Utilities	60,081	NM
Health Care Equipment & Supplies	4,151,211	2.4%
Health Care Providers & Services	3,173,079	1.8%
Health Care Technology	109,553	0.1%
Hotels, Restaurants & Leisure	2,297,105	1.3%
Household Durables	349,836	0.2%
Household Products	2,085,745	1.2%
Independent Power and Renewable Electricity Producers	95,316	0.1%
Industrial Conglomerates	1,669,783	0.9%
Insurance	2,906,872	1.6%
Interactive Media & Services	5,829,429	3.3%
Internet & Direct Marketing Retail	4,248,356	2.4%
IT Services	6,558,415	3.7%
Leisure Products	65,911	NM
Life Sciences Tools & Services	1,153,433	0.7%
Machinery	1,792,992	1.0%
Media	1,670,550	0.9%
Metals & Mining	294,115	0.2%
Multiline Retail	575,044	0.3%
Multi-Utilities	1,243,397	0.7%
Oil, Gas & Consumable Fuels	5,147,144	2.9%
Personal Products	205,121	0.1%
Pharmaceuticals	5,024,943	2.8%
Professional Services	378,418	0.2%
Real Estate Management & Development	77,978	NM
Road & Rail	1,192,587	0.7%
Semiconductors & Semiconductor Equipment	4,517,828	2.6%
Software	7,744,464	4.4%
Specialty Retail	2,716,073	1.5%
Technology Hardware, Storage & Peripherals	4,844,634	2.7%
Textiles, Apparel & Luxury Goods	832,727	0.5%
Tobacco	1,025,729	0.6%
Trading Companies & Distributors	191,083	0.1%
Water Utilities	97,333	0.1%
Wireless Telecommunication Services	118,000	0.1%
Other**	59,693,853	33.8%
Total	$176,336,889	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 181

Common Stocks (87.7%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	3,182	$23,420
58.com, Inc.*ADR (Interactive Media & Services)	5,016	282,802
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	23,770	4,114,824
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	8,610	69,311
Autohome, Inc.*ADR (Interactive Media & Services)	3,037	258,145
Baidu, Inc.*ADR (Interactive Media & Services)	13,650	1,524,704
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	1,681	83,394
Beigene, Ltd.*ADR (Biotechnology)	2,121	291,299
Best, Inc.*ADR (Air Freight & Logistics)	9,115	45,575
Bilibili, Inc.*ADR (Entertainment)	4,338	65,721
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	1,955	22,307
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	1,729	47,496
China Life Insurance Co., Ltd.ADR (Insurance)	74,046	943,346
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	54,421	2,318,335
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	13,250	850,253
China Southern Airlines Co., Ltd.ADR (Airlines)	2,159	69,908
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,574	338,861
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	31,729	310,944
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,420	896,088
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	21,145	824,232
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	512	21,478
GDS Holdings, Ltd.*ADR (IT Services)	3,490	143,718
Guangshen Railway Co., Ltd.ADR (Road & Rail)	1,563	26,258
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	5,773	134,800
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	5,726	187,584
HUYA, Inc.*ADR (Entertainment)	3,059	69,348
iQIYI, Inc.*ADR (Entertainment)	7,072	131,468
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	31,423	939,862
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,499	29,366
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	2,921	30,963
Momo, Inc.ADR (Interactive Media & Services)	8,009	272,066
Netease.com, Inc.ADR (Entertainment)	3,200	738,624
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	6,385	666,019
NIO, Inc.*ADR (Automobiles)(a)	8,854	30,723
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	11,514	611,048
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,270	117,363
PPDAI Group, Inc.ADR (Consumer Finance)	3,374	13,091
Qudian, Inc.*ADR (Consumer Finance)	2,896	26,469
Qutoutiao, Inc.*ADR (Interactive Media & Services)(a)	5,669	22,903
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,680	58,800
Sogou, Inc.*ADR (Interactive Media & Services)	3,196	12,049
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,690	20,601
TAL Education Group*ADR (Diversified Consumer Services)	19,989	643,646
Tencent Music Entertainm*ADR (Entertainment)	2,345	33,463
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	22,905	174,078
Weibo Corp.*ADR (Interactive Media & Services)	3,498	137,017
YY, Inc.*ADR (Interactive Media & Services)	2,680	172,029
Zai Lab, Ltd.*ADR (Biotechnology)	1,987	63,822
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	24,348	478,438
TOTAL COMMON STOCKS (Cost $14,762,144)		19,388,059

Repurchase Agreements(b)(c) (14.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $3,263,215	$3,263,000	$3,263,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,263,000)		3,263,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	109,479	$109,479
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	20,614	20,614
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $130,093)		130,093
TOTAL INVESTMENT SECURITIES (Cost $18,155,237)—103.0%		22,781,152
Net other assets (liabilities)—(3.0)%		(652,792)
NET ASSETS—100.0%		$22,128,360

*                      Non-income producing security.

(a)              All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $120,583.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $815,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

182 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/19	2.63%	$12,019,974	$(223,836)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/19	2.43%	12,855,337	(221,959)
				$24,875,311	$(445,795)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$524,013	2.4%
Airlines	117,404	0.5%
Automobiles	30,723	0.1%
Biotechnology	355,121	1.6%
Chemicals	58,800	0.3%
Consumer Finance	70,523	0.3%
Diversified Consumer Services	1,309,665	5.9%
Diversified Telecommunication Services	649,805	2.9%
Entertainment	1,038,624	4.7%
Hotels, Restaurants & Leisure	187,584	0.8%
Independent Power and Renewable Electricity Producers	134,800	0.6%
Insurance	943,346	4.3%
Interactive Media & Services	2,724,623	12.3%
Internet & Direct Marketing Retail	6,253,753	28.4%
IT Services	167,138	0.8%
Metals & Mining	69,311	0.3%
Oil, Gas & Consumable Fuels	2,357,389	10.7%
Road & Rail	26,258	0.1%
Semiconductors & Semiconductor Equipment	50,844	0.2%
Wireless Telecommunication Services	2,318,335	10.5%
Other**	2,740,301	12.3%
Total	$22,128,360	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
China	$19,388,059	87.7%
Other**	2,740,301	12.3%
Total	$22,128,360	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 183

Common Stocks (62.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	6,270	$1,095,494
American Express Co. (Consumer Finance)	6,270	779,800
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,271	1,335,974
Caterpillar, Inc. (Machinery)	6,270	825,571
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,270	771,900
Cisco Systems, Inc. (Communications Equipment)	6,270	347,358
Dow, Inc. (Chemicals)	6,270	303,719
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,269	466,163
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,270	316,949
International Business Machines Corp. (IT Services)	6,270	929,465
Johnson & Johnson (Pharmaceuticals)	6,270	816,479
JPMorgan Chase & Co. (Banks)	6,270	727,320
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,270	1,321,214
Merck & Co., Inc. (Pharmaceuticals)	6,270	520,347
Microsoft Corp. (Software)	6,270	854,413
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,270	539,408
Pfizer, Inc. (Pharmaceuticals)	6,270	243,527
The Boeing Co. (Aerospace & Defense)	6,257	2,134,764
The Coca-Cola Co. (Beverages)	6,270	329,990
The Goldman Sachs Group, Inc. (Capital Markets)	6,270	1,380,215
The Home Depot, Inc. (Specialty Retail)	6,271	1,340,050
The Procter & Gamble Co. (Household Products)	6,270	740,111
The Travelers Cos., Inc. (Insurance)	6,270	919,307
The Walt Disney Co. (Entertainment)	6,270	896,673
United Technologies Corp. (Aerospace & Defense)	6,269	837,538
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,270	1,561,293
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,270	346,543
Visa, Inc.—Class A (IT Services)	6,270	1,116,059
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,270	341,652
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,269	691,972
TOTAL COMMON STOCKS (Cost $10,994,036)		24,831,268

Repurchase Agreements(a)(b) (37.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $14,948,983	$14,948,000	$14,948,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,948,000)		14,948,000
TOTAL INVESTMENT SECURITIES (Cost $25,942,036)—100.3%		39,779,268
Net other assets (liabilities)—(0.3)%		(122,767)
NET ASSETS—100.0%		$39,656,501

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $6,604,000.

See accompanying notes to the financial statements.

184 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	66	9/23/19	$8,855,220	$269,815

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/19	2.68%	$13,840,410	$(192,392)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/19	2.53%	4,101,520	(55,726)
				$17,941,930	$(248,118)

Dow Jones Industrial Average	UBS AG	8/27/19	2.68%	$14,856,909	$(199,616)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/19	2.48%	12,860,621	(174,698)
				$27,717,530	$(374,314)
				$45,659,460	$(622,432)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,972,301	7.3%
Banks	727,320	1.8%
Beverages	329,990	0.8%
Capital Markets	1,380,215	3.5%
Chemicals	303,719	0.8%
Communications Equipment	347,358	0.9%
Consumer Finance	779,800	2.0%
Diversified Telecommunication Services	346,543	0.9%
Entertainment	896,673	2.3%
Food & Staples Retailing	1,033,625	2.6%
Health Care Providers & Services	1,561,293	3.9%
Hotels, Restaurants & Leisure	1,321,214	3.3%
Household Products	740,111	1.9%
Industrial Conglomerates	1,095,494	2.8%
Insurance	919,307	2.3%
IT Services	2,045,524	5.1%
Machinery	825,571	2.1%
Oil, Gas & Consumable Fuels	1,238,063	3.1%
Pharmaceuticals	1,580,353	4.0%
Semiconductors & Semiconductor Equipment	316,949	0.8%
Software	854,413	2.2%
Specialty Retail	1,340,050	3.4%
Technology Hardware, Storage & Peripherals	1,335,974	3.4%
Textiles, Apparel & Luxury Goods	539,408	1.4%
Other**	14,825,233	37.4%
Total	$39,656,501	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 185

Common Stocks (83.6%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	866	$48,825
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,225	2,116,270
Ambev S.A.ADR (Beverages)	41,536	218,895
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	11,006	153,974
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	3,890	66,363
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,270	62,503
Autohome, Inc.*ADR (Interactive Media & Services)	525	44,625
Baidu, Inc.*ADR (Interactive Media & Services)	2,616	292,207
Banco Bradesco S.A.ADR (Banks)	38,028	343,773
Bancolombia S.A.ADR (Banks)	1,066	53,172
Beigene, Ltd.*ADR (Biotechnology)	366	50,266
BRF S.A.*ADR (Food Products)	7,127	61,934
Cemex S.A.B. de C.V.ADR (Construction Materials)	14,278	50,830
China Life Insurance Co., Ltd.ADR (Insurance)	14,037	178,831
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,428	444,233
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,407	154,457
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,309	58,565
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	5,484	53,743
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,585	122,786
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,517	250,806
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,654	142,433
Enersis S.A.ADR (Electric Utilities)	5,203	42,925
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,752	158,906
HDFC Bank, Ltd.ADR (Banks)	6,322	726,903
ICICI Bank, Ltd.ADR (Banks)	14,823	180,989
Infosys Technologies, Ltd.ADR (IT Services)	35,845	405,765
Itau Unibanco Holding S.A.ADR (Banks)	45,708	418,228
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,861	235,123
KB Financial Group, Inc.ADR (Banks)	3,747	135,529
Korea Electric Power Corp.*ADR (Electric Utilities)	4,845	56,832
Netease.com, Inc.ADR (Entertainment)	676	156,034
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,104	115,158
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,989	105,556
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	14,039	211,287
POSCOADR (Metals & Mining)	3,026	141,708
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,579	137,965
Sasol, Ltd.ADR (Chemicals)	5,349	115,967
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,473	162,458
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,358	76,932
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	2,826	45,046
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	35,228	1,501,770
TAL Education Group*ADR (Diversified Consumer Services)	3,454	111,219
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	3,906	53,278
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	8,187	42,654
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	21,501	46,872
Vale S.A.ADR (Metals & Mining)	29,409	382,023
Wipro, Ltd.ADR (IT Services)	13,652	55,837
Woori Financial Group, Inc.ADR (Banks)	1,625	54,048
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,208	82,687
TOTAL COMMON STOCKS (Cost $6,674,130)		10,929,190

Preferred Stock (2.2%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	20,608	282,742
TOTAL PREFERRED STOCK (Cost $103,604)		282,742

Repurchase Agreements(a)(b) (17.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,229,147	$2,229,000	$2,229,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,229,000)		2,229,000
TOTAL INVESTMENT SECURITIES (Cost $9,006,734)—102.9%		13,440,932
Net other assets (liabilities)—(2.9)%		(381,861)
NET ASSETS—100.0%		$13,059,071

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $429,000.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

186 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/19	2.63%	$6,553,893	$(145,174)
S&P/BNY Mellon China Select ADR Index (USD	UBS AG	8/27/19	2.68%	8,339,395	(201,502)
				$14,893,288	$(346,676)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$82,687	0.6%
Banks	2,075,102	15.9%
Beverages	377,801	2.9%
Biotechnology	50,266	0.4%
Chemicals	115,966	0.9%
Construction Materials	50,830	0.4%
Diversified Consumer Services	226,377	1.7%
Diversified Telecommunication Services	426,337	3.3%
Electric Utilities	99,757	0.8%
Entertainment	156,034	1.2%
Food Products	61,934	0.5%
Insurance	178,831	1.4%
Interactive Media & Services	385,657	3.0%
Internet & Direct Marketing Retail	2,493,826	19.0%
IT Services	461,602	3.5%
Metals & Mining	590,094	4.5%
Oil, Gas & Consumable Fuels	1,047,502	8.0%
Paper & Forest Products	45,046	0.3%
Semiconductors & Semiconductor Equipment	1,611,144	12.3%
Wireless Telecommunication Services	675,139	5.2%
Other**	1,847,139	14.2%
Total	$13,059,071	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
Brazil	$2,059,860	15.8%
Chile	42,925	0.3%
China	4,196,805	32.0%
Colombia	53,172	0.4%
Hong Kong	444,233	3.4%
India	1,369,494	10.5%
Indonesia	137,965	1.1%
Mexico	363,710	2.8%
South Africa	182,330	1.4%
South Korea	627,507	4.8%
Taiwan	1,733,931	13.3%
Other**	1,847,139	14.2%
Total	$13,059,071	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 187

Repurchase Agreements(a)(b) (104.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $3,182,209	$3,182,000	$3,182,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,182,000)		3,182,000
TOTAL INVESTMENT SECURITIES (Cost $3,182,000)—104.8%		3,182,000
Net other assets (liabilities)—(4.8)%		(146,435)
NET ASSETS—100.0%		$3,035,565

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $270,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/19	2.48%	$209,773	$(3,417)
MSCI EAFE Index	UBS AG	8/27/19	2.98%	5,842,775	(95,942)
				$6,052,548	$(99,359)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

188 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a) (90.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $12,402,816	$12,402,000	$12,402,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,402,000)		12,402,000
TOTAL INVESTMENT SECURITIES (Cost $12,402,000)—90.6%		12,402,000
Net other assets (liabilities)—9.4%		1,279,323
NET ASSETS—100.0%		$13,681,323

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	255	9/13/19	$27,278,625	$369,776

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/19	2.58%	$102,129	$(1,223)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 189

Common Stocks (79.0%)

	Shares	Value
Ambev S.A.ADR (Beverages)	273,425	$1,440,950
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	83,932	1,174,209
Banco Bradesco S.A.ADR (Banks)	326,616	2,952,609
Banco de ChileADR (Banks)	20,784	597,332
Banco Santander Brasil S.A.ADR (Banks)	35,063	395,511
Banco Santander ChileADR (Banks)	14,539	421,486
Bancolombia S.A.ADR (Banks)	10,571	527,282
BRF S.A.*ADR (Food Products)	70,663	614,061
Cemex S.A.B. de C.V.ADR (Construction Materials)	141,565	503,971
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR (Electric Utilities)	29,481	302,475
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	8,668	255,619
Cia Energetica de Minas GeraisADR (Electric Utilities)	90,820	332,401
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	4,920	301,793
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	20,309	309,509
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	31,961	444,578
Companhia Siderurgica Nacional S.A. (CSN)ADR (Metals & Mining)	58,392	249,334
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	23,071	413,663
Embraer S.A.ADR (Aerospace & Defense)	16,446	332,209
Enersis Chile S.A.ADR (Electric Utilities)	51,159	235,331
Enersis S.A.ADR (Electric Utilities)	68,395	564,259
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	12,596	1,142,457
Gerdau S.A.ADR (Metals & Mining)	97,530	347,207
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,434	343,709
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,891	287,678
Grupo Financiero Galicia S.A.ADR (Banks)	9,642	354,247
Grupo Televisa S.A.ADR (Media)	40,224	382,530
Itau Unibanco Holding S.A.ADR (Banks)	392,551	3,591,841
Latam Airlines Group S.A.ADR (Airlines)	27,221	261,866
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	81,614	1,228,291
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	28,007	446,432
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	38,732	528,304
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	81,252	423,323
Vale S.A.ADR (Metals & Mining)	252,569	3,280,871
TOTAL COMMON STOCKS (Cost $17,411,224)		24,987,338

Preferred Stocks (8.8%)

Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	14,696	357,995
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	176,985	2,428,234
TOTAL PREFERRED STOCKS (Cost $1,375,537)		2,786,229

Repurchase Agreements(a)(b) (16.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $5,228,344	$5,228,000	$5,228,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,228,000)		5,228,000
TOTAL INVESTMENT SECURITIES (Cost $24,014,761)—104.3%		33,001,567
Net other assets (liabilities)—(4.3)%		(1,360,372)
NET ASSETS—100.0%		$31,641,195

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,247,000.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/19	2.63%	$17,545,172	$(506,625)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/19	2.68%	17,912,680	(521,801)
				$35,457,852	$(1,028,426)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

190 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2019

UltraLatin America ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$332,209	1.0%
Airlines	261,866	0.8%
Banks	8,840,308	28.1%
Beverages	2,885,200	9.1%
Chemicals	255,619	0.8%
Construction Materials	503,971	1.6%
Diversified Telecommunication Services	528,304	1.7%
Electric Utilities	1,434,466	4.5%
Food & Staples Retailing	357,995	1.1%
Food Products	614,061	1.9%
Media	382,530	1.2%
Metals & Mining	4,186,921	13.2%
Oil, Gas & Consumable Fuels	4,493,511	14.3%
Paper & Forest Products	446,432	1.4%
Transportation Infrastructure	631,387	2.0%
Water Utilities	444,578	1.4%
Wireless Telecommunication Services	1,174,209	3.7%
Other**	3,867,628	12.2%
Total	$31,641,195	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
Argentina	$354,247	1.1%
Brazil	19,696,626	62.2%
Chile	2,335,893	7.4%
Colombia	940,945	3.0%
Mexico	4,136,347	13.1%
Peru	309,509	1.0%
Other**	3,867,628	12.2%
Total	$31,641,195	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 191

Common Stocks (61.1%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	1,934	$121,939
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,534	80,936
ACI Worldwide, Inc.* (Software)	3,159	106,016
Acuity Brands, Inc. (Electrical Equipment)	1,140	153,011
Adient PLC (Auto Components)	2,485	59,019
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,617	76,597
AECOM Technology Corp.* (Construction & Engineering)	4,495	161,595
AGCO Corp. (Machinery)	1,843	141,911
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,937	45,539
Alleghany Corp.* (Insurance)	413	283,206
Allegheny Technologies, Inc.* (Metals & Mining)	3,601	78,394
ALLETE, Inc. (Electric Utilities)(a)	1,475	128,251
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,755	48,977
AMC Networks, Inc.*—Class A (Media)	1,295	69,127
Amedisys, Inc.* (Health Care Providers & Services)	833	114,862
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,922	183,354
American Eagle Outfitters, Inc. (Specialty Retail)	4,674	82,683
American Financial Group, Inc. (Insurance)	2,024	207,217
Apergy Corp.* (Energy Equipment & Services)	2,211	71,924
AptarGroup, Inc. (Containers & Packaging)	1,805	218,441
Aqua America, Inc. (Water Utilities)	6,164	258,580
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,420	175,716
ASGN, Inc.* (Professional Services)	1,509	95,142
Ashland Global Holdings, Inc. (Chemicals)	1,792	142,427
Associated Banc-Corp. (Banks)	4,683	101,481
AutoNation, Inc.* (Specialty Retail)	1,631	79,397
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	1,357	55,257
Avis Budget Group, Inc.* (Road & Rail)	1,822	66,303
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,037	137,941
Axon Enterprise, Inc.* (Aerospace & Defense)	1,689	118,602
BancorpSouth Bank (Banks)	2,628	78,551
Bank of Hawaii Corp. (Banks)	1,171	99,828
Bank OZK (Banks)	3,454	105,623
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	3,774	36,646
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,127	51,233
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	572	180,123
Bio-Techne Corp. (Life Sciences Tools & Services)	1,082	227,383
Black Hills Corp. (Multi-Utilities)	1,552	122,841
Blackbaud, Inc. (Software)	1,405	127,855
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,283	60,477
Brighthouse Financial, Inc.* (Insurance)	3,309	129,614
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,071	42,679
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	8,514	161,596
Brown & Brown, Inc. (Insurance)	6,688	240,300
Brunswick Corp. (Leisure Products)	2,488	122,310
Cable One, Inc. (Media)	142	172,785
Cabot Corp. (Chemicals)	1,670	74,682
CACI International, Inc.*—Class A (IT Services)	711	152,972
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	16,721	197,977
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	6,512	32,039
Camden Property Trust (Equity Real Estate Investment Trusts)	2,762	286,446
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,038	95,787
Carlisle Cos., Inc. (Industrial Conglomerates)	1,630	235,062
Carpenter Technology Corp. (Metals & Mining)	1,354	60,944
Cars.com, Inc.* (Interactive Media & Services)	1,751	33,269
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,292	120,182
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,047	169,520
Catalent, Inc.* (Pharmaceuticals)	4,163	235,168
Cathay General Bancorp, Inc. (Banks)	2,182	81,214
CDK Global, Inc. (Software)	3,475	180,248
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,393	187,414
Chemed Corp. (Health Care Providers & Services)	455	184,453
Chemical Financial Corp. (Banks)	4,418	185,733
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	29,872	54,068
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,011	120,966
Ciena Corp.* (Communications Equipment)	4,089	184,904
Cinemark Holdings, Inc. (Entertainment)(a)	3,045	121,556
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,660	81,423
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,453	113,058
CNO Financial Group, Inc. (Insurance)	4,571	77,296
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,585	45,909
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,896	215,473
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	691	95,945
Colfax Corp.* (Machinery)	2,721	75,317
Commerce Bancshares, Inc. (Banks)	2,810	170,932
Commercial Metals Co. (Metals & Mining)	3,369	58,991
CommVault Systems, Inc.* (Software)	1,096	49,802
Compass Minerals International, Inc. (Metals & Mining)	968	54,063
Core Laboratories N.V. (Energy Equipment & Services)	1,267	63,565
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,402	57,732
CoreLogic, Inc.* (IT Services)	2,305	105,039
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,054	110,470
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,197	89,260

See accompanying notes to the financial statements.

192 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,152	$146,067
Covetrus, Inc.* (Health Care Providers & Services)	2,744	64,950
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)(a)	687	119,339
Crane Co. (Machinery)	1,454	121,700
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,007	186,975
Cullen/Frost Bankers, Inc. (Banks)	1,803	171,177
Curtiss-Wright Corp. (Aerospace & Defense)	1,222	155,084
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	10,455	240,151
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,233	185,574
Dana Holding Corp. (Auto Components)	4,112	68,712
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	833	130,181
Delphi Technologies PLC (Auto Components)	2,513	47,094
Deluxe Corp. (Commercial Services & Supplies)	1,247	55,641
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,929	71,701
Dillard’s, Inc.—Class A (Multiline Retail)(a)	509	37,045
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,174	287,078
Domtar Corp. (Paper & Forest Products)	1,803	76,537
Donaldson Co., Inc. (Machinery)	3,643	181,968
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,622	188,670
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,361	189,258
Dycom Industries, Inc.* (Construction & Engineering)	899	49,589
Eagle Materials, Inc. (Construction Materials)	1,260	104,303
East West Bancorp, Inc. (Banks)	4,158	199,626
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,050	126,504
Eaton Vance Corp. (Capital Markets)	3,259	145,026
Edgewell Personal Care Co.* (Personal Products)	1,546	47,045
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	1,859	83,878
EMCOR Group, Inc. (Construction & Engineering)	1,603	135,277
Encompass Health Corp. (Health Care Providers & Services)	2,824	180,284
Energizer Holdings, Inc. (Household Products)	1,817	76,459
EnerSys (Electrical Equipment)	1,224	83,367
EPR Properties (Equity Real Estate Investment Trusts)	2,157	160,546
EQT Corp. (Oil, Gas & Consumable Fuels)	7,300	110,303
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,829	96,703
Evercore Partners, Inc.—Class A (Capital Markets)	1,173	101,312
Exelixis, Inc.* (Biotechnology)	8,622	183,390
F.N.B. Corp. (Banks)	9,278	111,800
FactSet Research Systems, Inc. (Capital Markets)	1,093	303,088
Fair Isaac Corp.* (Software)	828	287,664
Federated Investors, Inc.—Class B (Capital Markets)	2,747	95,458
First American Financial Corp. (Insurance)	3,203	185,197
First Financial Bankshares, Inc. (Banks)	3,877	126,972
First Horizon National Corp. (Banks)	9,010	147,764
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,614	138,019
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,167	139,750
Five Below, Inc.* (Specialty Retail)	1,599	187,818
Flowers Foods, Inc. (Food Products)	5,256	124,567
Fluor Corp. (Construction & Engineering)	3,998	129,975
Fulton Financial Corp. (Banks)	4,823	81,991
GATX Corp. (Trading Companies & Distributors)	1,034	79,473
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,615	177,343
Gentex Corp. (Auto Components)	7,302	200,220
Genworth Financial, Inc.*—Class A (Insurance)	14,380	57,376
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,187	99,683
Graco, Inc. (Machinery)	4,757	228,717
Graham Holdings Co.—Class B (Diversified Consumer Services)	124	92,099
Granite Construction, Inc. (Construction & Engineering)	1,338	47,499
Green Dot Corp.*—Class A (Consumer Finance)	1,367	69,293
Greif, Inc.—Class A (Containers & Packaging)	750	26,220
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,463	178,603
Hancock Holding Co. (Banks)	2,449	101,682
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,112	139,418
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,692	118,070
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,116	50,594
HealthEquity, Inc.* (Health Care Providers & Services)	1,983	162,566
Helen of Troy, Ltd.* (Household Durables)	715	106,020
Herman Miller, Inc. (Commercial Services & Supplies)	1,680	76,171
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,963	134,313
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,908	203,469
HNI Corp. (Commercial Services & Supplies)	1,238	42,389
Home BancShares, Inc. (Banks)	4,416	86,863
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	4,698	116,088
Hubbell, Inc. (Electrical Equipment)	1,557	202,223
ICU Medical, Inc.* (Health Care Equipment & Supplies)	477	121,368
IDACORP, Inc. (Electric Utilities)	1,440	146,966
IDEX Corp. (Machinery)	2,163	363,860
Ingevity Corp.* (Chemicals)	1,196	117,854
Ingredion, Inc. (Food Products)	1,905	147,238
Inogen, Inc.* (Health Care Equipment & Supplies)	514	31,611
Insperity, Inc. (Professional Services)	1,073	114,114

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 193

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,027	$128,492
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,145	109,953
InterDigital, Inc. (Communications Equipment)	906	58,374
International Bancshares Corp. (Banks)	1,557	58,590
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	682	30,745
ITT, Inc. (Machinery)	2,508	156,549
j2 Global, Inc. (Software)	1,328	118,312
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,975	122,748
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	737	52,939
Janus Henderson Group PLC (Capital Markets)	4,683	93,988
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,448	134,920
JetBlue Airways Corp.* (Airlines)	8,598	165,340
John Wiley & Sons, Inc.—Class A (Media)	1,287	58,571
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,477	215,184
KB Home (Household Durables)	2,415	63,442
KBR, Inc. (Construction & Engineering)	4,042	106,628
Kemper Corp. (Insurance)	1,785	157,116
Kennametal, Inc. (Machinery)	2,354	81,401
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,885	229,242
Kirby Corp.* (Marine)	1,540	120,674
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,561	127,626
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,445	197,849
Lancaster Colony Corp. (Food Products)	558	86,948
Landstar System, Inc. (Road & Rail)	1,147	127,627
Legg Mason, Inc. (Capital Markets)	2,474	93,171
Leidos Holdings, Inc. (IT Services)	4,120	338,251
LendingTree, Inc.* (Thrifts & Mortgage Finance)	213	68,701
Lennox International, Inc. (Building Products)	1,008	258,532
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,236	221,543
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,332	129,857
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	560	51,246
Lincoln Electric Holdings, Inc. (Machinery)	1,794	151,629
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	706	119,286
LivaNova PLC* (Health Care Equipment & Supplies)	1,381	106,406
Live Nation Entertainment, Inc.* (Entertainment)	3,991	287,592
LiveRamp Holdings, Inc.* (IT Services)	1,971	103,852
LogMeIn, Inc. (Software)	1,423	108,105
Louisiana-Pacific Corp. (Paper & Forest Products)	3,527	92,196
Lumentum Holdings, Inc.* (Communications Equipment)	2,183	123,623
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,581	61,376
Mallinckrodt PLC* (Pharmaceuticals)	2,395	16,310
Manhattan Associates, Inc.* (Software)	1,845	156,807
ManpowerGroup, Inc. (Professional Services)	1,709	156,117
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,114	113,884
Masimo Corp.* (Health Care Equipment & Supplies)	1,402	221,306
MasTec, Inc.* (Construction & Engineering)	1,765	90,580
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,965	52,273
Mattel, Inc.* (Leisure Products)(a)	9,869	144,087
MAXIMUS, Inc. (IT Services)	1,823	134,009
McDermott International, Inc.* (Energy Equipment & Services)	5,190	33,320
MDU Resources Group, Inc. (Multi-Utilities)	5,659	151,321
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	12,539	219,433
Medidata Solutions, Inc.* (Health Care Technology)	1,779	162,547
MEDNAX, Inc.* (Health Care Providers & Services)	2,472	60,737
Mercury General Corp. (Insurance)	775	43,950
Meredith Corp. (Media)	1,145	62,815
Minerals Technologies, Inc. (Chemicals)	1,007	53,623
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,553	132,207
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,789	237,544
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,132	167,717
MSA Safety, Inc. (Commercial Services & Supplies)(a)	1,006	105,982
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,285	91,299
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,663	112,099
Murphy USA, Inc.* (Specialty Retail)	855	75,548
National Fuel Gas Co. (Gas Utilities)	2,466	117,727
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,202	133,716
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,648	242,812
Navient Corp. (Consumer Finance)	6,085	86,103
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,431	116,002
NetScout Systems, Inc.* (Communications Equipment)	1,992	51,872
New Jersey Resources Corp. (Gas Utilities)	2,549	127,119
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	13,352	153,948
NewMarket Corp. (Chemicals)	249	104,981
Nordson Corp. (Machinery)	1,477	209,232
NorthWestern Corp. (Multi-Utilities)	1,441	100,755
NOW, Inc.* (Trading Companies & Distributors)	3,106	38,049
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,585	63,368
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,482	98,701
nVent Electric PLC (Electrical Equipment)	4,541	112,571
NVR, Inc.* (Household Durables)	96	321,037

See accompanying notes to the financial statements.

194 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,728	$37,635
Oceaneering International, Inc.* (Energy Equipment & Services)	2,826	43,662
OGE Energy Corp. (Electric Utilities)	5,719	245,631
Old Dominion Freight Line, Inc. (Road & Rail)	1,850	308,913
Old Republic International Corp. (Insurance)	8,136	185,582
Olin Corp. (Chemicals)	4,710	94,530
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,487	125,934
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	6,129	222,483
ONE Gas, Inc. (Gas Utilities)	1,505	137,226
Oshkosh Corp. (Machinery)	1,998	166,973
Owens-Illinois, Inc. (Containers & Packaging)	4,435	75,262
PacWest Bancorp (Banks)	3,395	131,149
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	645	28,651
Patterson Cos., Inc. (Health Care Providers & Services)	2,366	46,847
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,958	69,292
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	3,424	95,632
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,732	104,459
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,045	59,438
Perspecta, Inc. (IT Services)	3,998	93,273
Pinnacle Financial Partners, Inc. (Banks)	2,067	125,550
Plantronics, Inc. (Communications Equipment)	937	35,981
PNM Resources, Inc. (Electric Utilities)	2,276	113,049
Polaris Industries, Inc. (Leisure Products)	1,640	155,259
PolyOne Corp. (Chemicals)	2,223	72,848
Pool Corp. (Distributors)	1,136	215,124
Post Holdings, Inc.* (Food Products)	1,906	204,362
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,931	71,099
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,688	168,648
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,480	51,208
Primerica, Inc. (Insurance)	1,210	148,455
Prosperity Bancshares, Inc. (Banks)	1,896	131,563
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	572	100,100
PTC, Inc.* (Software)	2,958	200,493
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,801	33,665
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,956	33,890
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,704	107,564
Regal Beloit Corp. (Electrical Equipment)	1,223	97,375
Reinsurance Group of America, Inc. (Insurance)	1,787	278,629
Reliance Steel & Aluminum Co. (Metals & Mining)	1,921	192,004
RenaissanceRe Holdings, Ltd. (Insurance)(a)	1,262	228,611
Resideo Technologies, Inc.* (Building Products)	3,506	66,123
Royal Gold, Inc. (Metals & Mining)	1,872	214,249
RPM International, Inc. (Chemicals)	3,745	254,022
Ryder System, Inc. (Road & Rail)	1,523	81,115
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,128	105,842
Sabre Corp. (IT Services)	7,849	184,530
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,445	47,334
Sanderson Farms, Inc. (Food Products)	557	72,978
Science Applications International Corp. (IT Services)	1,454	124,128
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,593	32,577
SEI Investments Co. (Capital Markets)	3,660	218,099
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,905	100,717
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	6,792	55,694
Sensient Technologies Corp. (Chemicals)	1,209	82,418
Service Corp. International (Diversified Consumer Services)	5,207	240,250
Signature Bank (Banks)	1,574	200,622
Signet Jewelers, Ltd. (Specialty Retail)	1,491	27,047
Silgan Holdings, Inc. (Containers & Packaging)	2,223	66,823
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,238	138,916
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,046	108,090
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,839	145,652
SLM Corp. (Consumer Finance)	12,350	112,508
Sonoco Products Co. (Containers & Packaging)	2,858	171,566
Sotheby’s*—Class A (Diversified Consumer Services)	946	56,486
Southwest Gas Corp. (Gas Utilities)	1,526	135,677
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	15,461	34,014
Spire, Inc. (Gas Utilities)	1,450	119,495
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,484	109,594
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,370	57,054
Steel Dynamics, Inc. (Metals & Mining)	6,350	200,089
Stericycle, Inc.* (Commercial Services & Supplies)	2,445	112,372
STERIS PLC (Health Care Equipment & Supplies)	2,416	359,645
Sterling Bancorp (Banks)	5,987	130,816
Stifel Financial Corp. (Capital Markets)	2,022	120,936
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	986	31,729
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,749	89,356
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,186	116,868
Synovus Financial Corp. (Banks)	4,500	171,765
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	2,689	42,701
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,748	70,829

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 195

Common Stocks, continued

	Shares	Value
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,042	$105,596
TEGNA, Inc. (Media)	6,181	93,889
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,035	301,474
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,685	86,833
Tempur Sealy International, Inc.* (Household Durables)	1,313	105,329
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,387	56,262
Teradata Corp.* (IT Services)	3,346	122,531
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,897	272,911
Terex Corp. (Machinery)	1,790	54,506
Tetra Tech, Inc. (Commercial Services & Supplies)	1,565	123,948
Texas Capital Bancshares, Inc.* (Banks)	1,436	90,367
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,909	105,434
The Boston Beer Co., Inc.*—Class A (Beverages)	250	98,080
The Brink’s Co. (Commercial Services & Supplies)	1,425	128,478
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,188	51,179
The Chemours Co. (Chemicals)	4,684	89,324
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,463	61,676
The Goodyear Tire & Rubber Co. (Auto Components)	6,642	91,194
The Hain Celestial Group, Inc.* (Food Products)	2,559	55,709
The Hanover Insurance Group, Inc. (Insurance)	1,163	150,853
The Michaels Cos., Inc.* (Specialty Retail)	2,576	17,697
The New York Times Co.—Class A (Media)	4,059	144,825
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,125	126,203
The Timken Co. (Machinery)	1,957	89,454
The Toro Co. (Machinery)	3,041	221,446
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,207	94,715
Thor Industries, Inc. (Automobiles)	1,495	89,102
Toll Brothers, Inc. (Household Durables)	3,782	136,039
Tootsie Roll Industries, Inc. (Food Products)	541	20,212
Transocean, Ltd.* (Energy Equipment & Services)	14,504	88,183
TreeHouse Foods, Inc.* (Food Products)	1,604	95,181
Trex Co., Inc.* (Building Products)	1,671	136,604
TRI Pointe Group, Inc.* (Household Durables)	4,063	55,622
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,189	303,807
Trinity Industries, Inc. (Machinery)	3,709	72,696
Trustmark Corp. (Banks)	1,850	65,749
Tupperware Brands Corp. (Household Durables)	1,392	21,312
Tyler Technologies, Inc.* (Software)	1,095	255,518
UGI Corp. (Gas Utilities)	4,976	254,223
UMB Financial Corp. (Banks)	1,262	86,144
Umpqua Holdings Corp. (Banks)	6,299	109,981
United Bankshares, Inc. (Banks)	2,918	109,688
United States Steel Corp. (Metals & Mining)	4,925	74,023
United Therapeutics Corp.* (Biotechnology)	1,252	99,208
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,261	44,298
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,214	256,251
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,440	57,551
Urban Outfitters, Inc.* (Specialty Retail)	1,959	46,644
Valaris PLC (Energy Equipment & Services)	5,624	46,061
Valley National Bancorp (Banks)	9,478	105,774
Valmont Industries, Inc. (Construction & Engineering)	624	85,862
Valvoline, Inc. (Chemicals)	5,377	108,562
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,121	162,230
ViaSat, Inc.* (Communications Equipment)	1,627	132,747
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,781	64,277
Visteon Corp.* (Auto Components)	808	53,231
W.R. Berkley Corp. (Insurance)	4,133	286,790
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,298	84,061
Watsco, Inc. (Trading Companies & Distributors)	921	149,773
Webster Financial Corp. (Banks)	2,633	134,283
Weight Watchers International, Inc.* (Diversified Consumer Services)	1,110	24,032
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,418	95,396
Werner Enterprises, Inc. (Road & Rail)	1,238	41,040
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,099	288,129
WEX, Inc.* (IT Services)	1,236	269,535
Williams-Sonoma, Inc. (Specialty Retail)	2,252	150,163
Wintrust Financial Corp. (Banks)	1,619	115,823
Woodward, Inc. (Machinery)	1,597	178,928
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,921	74,996
World Wrestling Entertainment, Inc.—Class A (Entertainment)	1,247	90,757
Worthington Industries, Inc. (Metals & Mining)	1,113	44,765
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,340	118,390
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,675	125,886
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,780	157,209
XPO Logistics, Inc.* (Air Freight & Logistics)	2,627	177,270
Yelp, Inc.* (Interactive Media & Services)	2,031	71,187
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,542	325,192
TOTAL COMMON STOCKS (Cost $33,616,627)		49,611,753

See accompanying notes to the financial statements.

196 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(b)(c) (36.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $29,505,941	$29,504,000	$29,504,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,504,000)		29,504,000

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	504,434	$504,434
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	94,980	94,980
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $599,414)		599,414
TOTAL INVESTMENT SECURITIES (Cost $63,720,041)—98.1%		79,715,167
Net other assets (liabilities)—1.9%		1,535,318
NET ASSETS—100.0%		$81,250,485

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $577,313.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $11,592,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	110	9/23/19	$21,619,400	$671,880

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/19	2.63%	$29,990,480	$(107,447)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/19	2.38%	16,980,449	(83,463)
				$46,970,929	$(190,910)

S&P MidCap 400	UBS AG	8/27/19	2.63%	$26,912,128	$(94,557)
SPDR S&P MidCap 400 ETF	UBS AG	8/27/19	2.48%	17,154,156	(84,412)
				$44,066,284	$(178,969)
				$91,037,213	$(369,879)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 197

UltraMid-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$575,160	0.7%
Air Freight & Logistics	177,270	0.2%
Airlines	165,340	0.2%
Auto Components	519,470	0.6%
Automobiles	89,102	0.1%
Banks	3,619,101	4.6%
Beverages	98,080	0.1%
Biotechnology	333,844	0.4%
Building Products	461,259	0.6%
Capital Markets	1,281,031	1.6%
Chemicals	1,321,474	1.6%
Commercial Services & Supplies	808,633	1.0%
Communications Equipment	587,501	0.7%
Construction & Engineering	807,005	1.0%
Construction Materials	104,303	0.1%
Consumer Finance	267,904	0.3%
Containers & Packaging	558,312	0.7%
Distributors	215,124	0.3%
Diversified Consumer Services	489,464	0.6%
Electric Utilities	773,315	1.0%
Electrical Equipment	648,547	0.8%
Electronic Equipment, Instruments & Components	1,967,799	2.4%
Energy Equipment & Services	416,007	0.5%
Entertainment	499,905	0.6%
Equity Real Estate Investment Trusts	4,934,567	6.2%
Food & Staples Retailing	226,574	0.3%
Food Products	807,194	1.0%
Gas Utilities	891,466	1.1%
Health Care Equipment & Supplies	1,988,458	2.4%
Health Care Providers & Services	1,189,441	1.5%
Health Care Technology	211,524	0.3%
Hotels, Restaurants & Leisure	2,062,398	2.5%
Household Durables	808,801	1.0%
Household Products	76,459	0.1%
Industrial Conglomerates	235,062	0.3%
Insurance	2,660,192	3.3%
Interactive Media & Services	104,456	0.1%
IT Services	1,628,120	2.0%
Leisure Products	421,656	0.5%
Life Sciences Tools & Services	852,924	1.0%
Machinery	2,496,287	3.1%
Marine	120,674	0.1%
Media	602,013	0.7%
Metals & Mining	977,522	1.2%
Multiline Retail	162,979	0.2%
Multi-Utilities	374,917	0.5%
Oil, Gas & Consumable Fuels	931,616	1.1%
Paper & Forest Products	168,733	0.2%
Personal Products	110,413	0.1%
Pharmaceuticals	302,686	0.4%
Professional Services	365,373	0.4%
Real Estate Management & Development	215,184	0.3%
Road & Rail	929,966	1.1%
Semiconductors & Semiconductor Equipment	1,910,977	2.4%
Software	1,590,820	2.0%
Specialty Retail	944,617	1.2%
Technology Hardware, Storage & Peripherals	116,002	0.1%
Textiles, Apparel & Luxury Goods	396,015	0.5%
Thrifts & Mortgage Finance	306,710	0.4%
Trading Companies & Distributors	358,594	0.4%
Water Utilities	258,580	0.3%
Wireless Telecommunication Services	86,833	0.1%
Other**	31,638,732	38.9%
Total	$81,250,485	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

198 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (57.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	26,893	$1,310,765
Adobe Systems, Inc.* (Software)	17,131	5,119,771
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	37,972	1,156,247
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,873	891,932
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,809	587,306
Alphabet, Inc.*—Class A (Interactive Media & Services)	9,737	11,861,613
Alphabet, Inc.*—Class C (Interactive Media & Services)	11,102	13,507,581
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	15,578	29,080,699
American Airlines Group, Inc. (Airlines)	15,617	476,475
Amgen, Inc. (Biotechnology)	21,413	3,995,238
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,982	1,524,866
Apple, Inc. (Technology Hardware, Storage & Peripherals)	145,355	30,966,429
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,865	1,622,545
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,569	572,399
Autodesk, Inc.* (Software)	7,730	1,207,194
Automatic Data Processing, Inc. (IT Services)	15,280	2,544,426
Baidu, Inc.*ADR (Interactive Media & Services)	9,784	1,092,873
Biogen, Inc.* (Biotechnology)	6,808	1,619,079
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,287	498,685
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,520	2,867,647
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,897	4,029,991
Cadence Design Systems, Inc.* (Software)	9,866	729,196
Celgene Corp.* (Biotechnology)	24,761	2,274,545
Cerner Corp. (Health Care Technology)	11,425	818,601
Charter Communications, Inc.*—Class A (Media)	7,844	3,022,921
Check Point Software Technologies, Ltd.* (Software)	5,345	598,373
Cintas Corp. (Commercial Services & Supplies)	3,671	956,075
Cisco Systems, Inc. (Communications Equipment)	150,288	8,325,955
Citrix Systems, Inc. (Software)(a)	4,622	435,577
Cognizant Technology Solutions Corp. (IT Services)	19,987	1,301,953
Comcast Corp.—Class A (Media)	159,015	6,864,677
Costco Wholesale Corp. (Food & Staples Retailing)	15,443	4,256,554
CSX Corp. (Road & Rail)	28,409	1,999,994
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	17,095	666,363
Dollar Tree, Inc.* (Multiline Retail)	8,340	848,595
eBay, Inc. (Internet & Direct Marketing Retail)	30,597	1,260,290
Electronic Arts, Inc.* (Entertainment)	10,436	965,330
Expedia, Inc. (Internet & Direct Marketing Retail)	4,775	633,834
Facebook, Inc.*—Class A (Interactive Media & Services)	76,722	14,901,714
Fastenal Co. (Trading Companies & Distributors)	20,103	619,172
Fiserv, Inc.* (IT Services)	13,778	1,452,615
Fox Corp.—Class A (Media)	12,114	452,094
Fox Corp.—Class B (Media)	9,215	342,798
Gilead Sciences, Inc. (Biotechnology)	44,642	2,924,944
Hasbro, Inc. (Leisure Products)	4,418	535,285
Henry Schein, Inc.* (Health Care Providers & Services)	5,234	348,270
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,020	851,791
Illumina, Inc.* (Life Sciences Tools & Services)	5,161	1,545,100
Incyte Corp.* (Biotechnology)	7,529	639,363
Intel Corp. (Semiconductors & Semiconductor Equipment)	157,178	7,945,349
Intuit, Inc. (Software)	9,101	2,523,798
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,053	2,105,574
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,818	390,849
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	32,482	971,537
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)(a)	5,674	773,480
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,263	1,097,914
Liberty Global PLC*—Class A (Media)	7,204	192,131
Liberty Global PLC*—Class C (Media)	18,288	476,220
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,315	824,553
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,691	1,625,750
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,564	566,093
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,731	1,075,678
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,353	788,690
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	38,853	1,744,111
Microsoft Corp. (Software)	242,412	33,033,484
Mondelez International, Inc.—Class A (Food Products)	50,571	2,705,043
Monster Beverage Corp.* (Beverages)	19,084	1,230,345
Mylan N.V.* (Pharmaceuticals)	18,096	378,206
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,671	507,167
Netease.com, Inc.ADR (Entertainment)	2,562	591,361
Netflix, Inc.* (Entertainment)	15,349	4,957,573
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,381	3,607,402

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 199

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,540	$1,193,121
O’Reilly Automotive, Inc.* (Specialty Retail)	2,749	1,046,709
PACCAR, Inc. (Machinery)	12,163	853,113
Paychex, Inc. (IT Services)	12,618	1,047,925
PayPal Holdings, Inc.* (IT Services)	41,250	4,553,999
PepsiCo, Inc. (Beverages)	49,215	6,290,169
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	42,681	3,122,542
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,783	1,152,907
Ross Stores, Inc. (Specialty Retail)	12,900	1,367,787
Sirius XM Holdings, Inc. (Media)(a)	161,754	1,012,580
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,063	517,053
Starbucks Corp. (Hotels, Restaurants & Leisure)	42,523	4,026,503
Symantec Corp. (Software)	21,702	467,895
Synopsys, Inc.* (Software)	5,262	698,583
Take-Two Interactive Software, Inc.* (Entertainment)	3,951	484,077
Tesla Motors, Inc.* (Automobiles)(a)	6,223	1,503,539
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,938	4,117,579
The Kraft Heinz Co. (Food Products)	42,811	1,370,380
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	29,992	2,391,262
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,053	717,010
United Continental Holdings, Inc.* (Airlines)	9,238	849,064
VeriSign, Inc.* (IT Services)	4,184	883,201
Verisk Analytics, Inc.—Class A (Professional Services)	5,746	871,783
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,992	1,498,247
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,099	1,749,075
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,286	554,313
Willis Towers Watson PLC (Insurance)	4,537	885,713
Workday, Inc.*—Class A (Software)	5,688	1,137,486
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,779	491,535
Xcel Energy, Inc. (Electric Utilities)	18,069	1,077,093
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,914	1,018,068
TOTAL COMMON STOCKS (Cost $94,664,760)		296,168,359

Repurchase Agreements(b)(c) (43.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $225,404,828	$225,390,000	$225,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $225,390,000)		225,390,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.35%(d)	1,644,687	$1,644,687
Invesco Government & Agency Portfolio—Institutional Shares, 2.35%(d)	309,677	309,677
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,954,364)		1,954,364
TOTAL INVESTMENT SECURITIES (Cost $322,009,124)—101.3%		523,512,723
Net other assets (liabilities)—(1.3)%		(6,721,981)
NET ASSETS—100.0%		$516,790,742

*                 Non-income producing security.

(a)         All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $1,866,480.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $92,361,000.

(d)   Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

NYS   New York Shares

ADR  American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	462	9/23/19	$72,619,470	$3,043,611

See accompanying notes to the financial statements.

200 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/19	2.53%	$107,428,849	$(1,934,301)
Nasdaq-100 Index	Goldman Sachs International	8/27/19	2.73%	219,738,368	(3,935,409)
				$327,167,217	$(5,869,710)

Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/19	2.83%	$124,766,999	$(2,318,285)
Nasdaq-100 Index	UBS AG	8/27/19	2.83%	211,888,599	(3,691,281)
				$336,655,598	$(6,009,566)
				$663,822,815	$(11,879,276)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Airlines	$1,325,539	0.3%
Automobiles	1,503,539	0.3%
Beverages	7,520,515	1.5%
Biotechnology	15,494,939	2.9%
Commercial Services & Supplies	956,075	0.2%
Communications Equipment	8,325,955	1.6%
Electric Utilities	1,077,093	0.2%
Entertainment	8,309,106	1.6%
Food & Staples Retailing	6,005,629	1.2%
Food Products	4,075,423	0.8%
Health Care Equipment & Supplies	3,544,671	0.7%
Health Care Providers & Services	348,270	0.1%
Health Care Technology	818,601	0.2%
Hotels, Restaurants & Leisure	6,143,788	1.2%
Insurance	885,713	0.2%
Interactive Media & Services	41,363,782	7.9%
Internet & Direct Marketing Retail	36,556,048	7.0%
IT Services	11,784,119	2.3%
Leisure Products	535,285	0.1%
Life Sciences Tools & Services	1,545,100	0.3%
Machinery	853,113	0.2%
Media	12,363,421	2.4%
Multiline Retail	848,595	0.2%
Pharmaceuticals	378,206	0.1%
Professional Services	871,783	0.2%
Road & Rail	2,390,842	0.5%
Semiconductors & Semiconductor Equipment	35,397,450	6.7%
Software	45,951,357	8.9%
Specialty Retail	3,131,506	0.6%
Technology Hardware, Storage & Peripherals	32,027,909	6.1%
Textiles, Apparel & Luxury Goods	824,553	0.2%
Trading Companies & Distributors	619,172	0.1%
Wireless Telecommunication Services	2,391,262	0.5%
Other**	220,622,383	42.7%
Total	$516,790,742	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 201

Repurchase Agreements(a)(b) (114.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,089,269	$4,089,000	$4,089,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,089,000)		4,089,000
TOTAL INVESTMENT SECURITIES (Cost $4,089,000)—114.3%		4,089,000
Net other assets (liabilities)—(14.3)%		(510,843)
NET ASSETS—100.0%		$3,578,157

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $281,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/19	(1.18)%	$(4,058,041)	$69,259
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/19	(0.93)%	(3,092,486)	49,527
				$(7,150,527)	$118,786

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

202 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (91.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,284,282	$4,284,000	$4,284,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,284,000)		4,284,000
TOTAL INVESTMENT SECURITIES (Cost $4,284,000)—91.7%		4,284,000
Net other assets (liabilities)—8.3%		386,291
NET ASSETS—100.0%		$4,670,291

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,557,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	9/23/19	$(939,190)	$(6,129)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/19	(2.38)%	$(3,390,897)	$35,106
Dow Jones Industrial Average	UBS AG	8/27/19	(2.38)%	(5,027,102)	67,613
				$(8,417,999)	$102,719

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 203

Repurchase Agreements(a)(b) (83.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,475,163	$2,475,000	$2,475,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,475,000)		2,475,000
TOTAL INVESTMENT SECURITIES (Cost $2,475,000)—83.5%		2,475,000
Net other assets (liabilities)—16.5%		488,457
NET ASSETS—100.0%		$2,963,457

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $162,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/19	(1.68)%	$(1,780,214)	$39,337
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	8/27/19	(1.68)%	(4,185,442)	65,410
				$(5,965,656)	$104,747

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

204 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $2,201,145	$2,201,000	$2,201,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,201,000)		2,201,000
TOTAL INVESTMENT SECURITIES (Cost $2,201,000)—101.4%		2,201,000
Net other assets (liabilities)—(1.4)%		(31,405)
NET ASSETS—100.0%		$2,169,595

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $202,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/19	(1.78)%	$(1,132,497)	$18,403
MSCI EAFE Index	UBS AG	8/27/19	(1.88)%	(3,221,309)	49,470
				$(4,353,806)	$67,873

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 205

Repurchase Agreements(a) (114.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,158,076	$1,158,000	$1,158,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,158,000)		1,158,000
TOTAL INVESTMENT SECURITIES (Cost $1,158,000)—114.2%		1,158,000
Net other assets (liabilities)—(14.2)%		(144,148)
NET ASSETS—100.0%		$1,013,852

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	18	9/13/19	$(1,925,550)	$21,748

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/19	(2.38)%	$(102,129)	$1,222

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

206 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (96.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,553,300	$4,553,000	$4,553,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,553,000)		4,553,000
TOTAL INVESTMENT SECURITIES (Cost $4,553,000)—96.0%		4,553,000
Net other assets (liabilities)—4.0%		189,209
NET ASSETS—100.0%		$4,742,209

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $424,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/19	(1.58)%	$(4,202,330)	$110,387
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/19	(1.68)%	(5,267,915)	139,717
				$(9,470,245)	$250,104

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 207

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $1,460,096	$1,460,000	$1,460,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,460,000)		1,460,000
TOTAL INVESTMENT SECURITIES (Cost $1,460,000)—97.9%		1,460,000
Net other assets (liabilities)—2.1%		31,249
NET ASSETS—100.0%		$1,491,249

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $524,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/23/19	$(196,540)	$(6,117)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/19	(2.23)%	$(1,625,983)	$4,273
S&P MidCap 400	UBS AG	8/27/19	(2.18)%	(1,167,038)	4,071
				$(2,793,021)	$8,344

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

208 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Repurchase Agreements(a)(b) (88.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $13,679,900	$13,679,000	$13,679,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,679,000)		13,679,000
TOTAL INVESTMENT SECURITIES (Cost $13,679,000)—88.5%		13,679,000
Net other assets (liabilities)—11.5%		1,784,396
NET ASSETS—100.0%		$15,463,396

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $5,026,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	20	9/23/19	$(3,143,700)	$(35,051)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/19	(2.48)%	$(9,985,687)	$155,241
Nasdaq-100 Index	UBS AG	8/27/19	(2.33)%	(17,821,334)	319,480
				$(27,807,021)	$474,721

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 209

Repurchase Agreements(a)(b) (104.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $4,907,323	$4,907,000	$4,907,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,907,000)		4,907,000
TOTAL INVESTMENT SECURITIES (Cost $4,907,000)—104.4%		4,907,000
Net other assets (liabilities)—(4.4)%		(208,548)
NET ASSETS—100.0%		$4,698,452

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $1,303,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	9/23/19	$(788,000)	$(25,444)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/19	(1.93)%	$(4,866,269)	$(17,746)
Russell 2000 Index	UBS AG	8/27/19	(1.68)%	(3,753,006)	(23,985)
				$(8,619,275)	$(41,731)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

210 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (42.0%)

	Percentage of Net Assets	Shares	Value
Aaron’s, Inc. (Specialty Retail)	0.1%	1,027	$64,751
ALLETE, Inc. (Electric Utilities)	0.1%	773	67,212
Amedisys, Inc.* (Health Care Providers & Services)*	0.1%	515	71,013
Axon Enterprise, Inc.* (Aerospace & Defense)*	0.1%	899	63,129
Black Hills Corp. (Multi-Utilities)	0.1%	899	71,157
Blackbaud, Inc. (Software)	0.1%	644	58,603
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	0.1%	1,800	63,936
Blueprint Medicines Corp.* (Biotechnology)*	0.1%	642	64,297
Chegg, Inc.* (Diversified Consumer Services)*	0.1%	1,671	75,061
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	515	61,619
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	386	60,323
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	515	62,047
EMCOR Group, Inc. (Construction & Engineering)	0.1%	770	64,979
Essent Group, Ltd.* (Thrifts & Mortgage Finance)*	0.1%	1,414	65,269
First Financial Bankshares, Inc. (Banks)	0.1%	1,930	63,207
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,800	68,742
FirstCash, Inc. (Consumer Finance)	0.1%	644	64,813
Generac Holdings, Inc.* (Electrical Equipment)*	0.1%	899	64,997
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.2%	770	94,002
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,800	57,564
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	899	73,699
Helen of Troy, Ltd.* (Household Durables)*	0.1%	386	57,235
IBERIABANK Corp. (Banks)	0.1%	770	60,498
Ingevity Corp.* (Chemicals)*	0.1%	644	63,459
j2 Global, Inc. (Software)	0.1%	644	57,374
Lumentum Holdings, Inc.* (Communications Equipment)*	0.1%	1,157	65,522
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.1%	644	65,835
MAXIMUS, Inc. (IT Services)	0.1%	899	66,085
Mercury Systems, Inc.* (Aerospace & Defense)*	0.1%	770	62,770
New Jersey Resources Corp. (Gas Utilities)	0.1%	1,286	64,133
Novocure, Ltd.* (Health Care Equipment & Supplies)*	0.2%	1,157	96,286
ONE Gas, Inc. (Gas Utilities)	0.1%	770	70,208
Performance Food Group Co.* (Food & Staples Retailing)*	0.1%	1,543	67,661
PNM Resources, Inc. (Electric Utilities)	0.1%	1,157	57,468
Portland General Electric Co. (Electric Utilities)	0.1%	1,286	70,538
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	2,957	67,419
RBC Bearings, Inc.* (Machinery)*	0.1%	386	62,799
Repligen Corp.* (Biotechnology)*	0.1%	644	60,788
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,543	63,880
Science Applications International Corp. (IT Services)	0.1%	899	76,748
Selective Insurance Group, Inc. (Insurance)	0.1%	899	67,605
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	644	72,264
Southwest Gas Corp. (Gas Utilities)	0.1%	770	68,461
Spire, Inc. (Gas Utilities)	0.1%	770	63,456
Stifel Financial Corp. (Capital Markets)	0.1%	1,027	61,424
Teladoc, Inc.* (Health Care Technology)*	0.1%	1,027	70,083
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	770	60,983
The Brink’s Co. (Commercial Services & Supplies)	0.1%	770	69,422
Trex Co., Inc.* (Building Products)*	0.1%	899	73,492
Other Common Stocks	36.8%	954,045	23,028,778
TOTAL COMMON STOCKS (Cost $21,380,414)			26,293,094

Contingent Right(NM)

A. Schulman, Inc.*+(a) (Chemicals)	536	280
TOTAL CONTINGENT RIGHT (Cost $1,072)		280

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 211

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $25,968,708	$25,967,000	$25,967,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,967,000)		25,967,000
TOTAL INVESTMENT SECURITIES (Cost $47,348,486)—83.5%		52,260,374
Net other assets (liabilities)—16.5%		10,301,669
NET ASSETS—100.0%		$62,562,043

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $9,993,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	12	9/23/19	$945,600	$32,814

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/19	2.23%	$23,401,199	$(43,313)
Russell 2000 Index	Goldman Sachs International	8/27/19	2.43%	32,181,270	77,698
				$55,582,469	$34,385

iShares Russell 2000 ETF	UBS AG	8/27/19	1.98%	$14,164,239	$35,462
Russell 2000 Index	UBS AG	8/27/19	2.18%	27,934,443	20,737
				$42,098,682	$56,199
				$97,681,151	$90,584

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

212 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2019

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$392,743	0.6%
Air Freight & Logistics	94,400	0.2%
Airlines	126,391	0.2%
Auto Components	311,323	0.5%
Automobiles	15,556	NM
Banks	2,504,944	3.9%
Beverages	108,131	0.2%
Biotechnology	1,730,109	2.8%
Building Products	408,759	0.7%
Capital Markets	385,524	0.6%
Chemicals	532,500	0.9%
Commercial Services & Supplies	751,233	1.2%
Communications Equipment	333,120	0.5%
Construction & Engineering	334,822	0.5%
Construction Materials	42,934	0.1%
Consumer Finance	205,735	0.3%
Containers & Packaging	21,822	NM
Distributors	30,532	NM
Diversified Consumer Services	294,591	0.5%
Diversified Financial Services	54,647	0.1%
Diversified Telecommunication Services	177,904	0.3%
Electric Utilities	303,567	0.5%
Electrical Equipment	270,112	0.4%
Electronic Equipment, Instruments & Components	628,893	1.0%
Energy Equipment & Services	302,877	0.5%
Entertainment	72,719	0.1%
Equity Real Estate Investment Trusts	1,910,588	3.0%
Food & Staples Retailing	179,561	0.3%
Food Products	326,049	0.5%
Gas Utilities	361,633	0.6%
Health Care Equipment & Supplies	1,046,129	1.7%
Health Care Providers & Services	550,683	0.9%
Health Care Technology	268,656	0.4%
Hotels, Restaurants & Leisure	688,866	1.1%
Household Durables	469,354	0.8%
Household Products	64,403	0.1%
Independent Power and Renewable Electricity Producers	106,488	0.2%
Industrial Conglomerates	18,664	NM
Insurance	614,059	1.0%
Interactive Media & Services	133,137	0.2%
Internet & Direct Marketing Retail	105,445	0.2%
IT Services	578,207	0.9%
Leisure Products	85,414	0.1%
Life Sciences Tools & Services	205,627	0.3%
Machinery	1,053,668	1.7%
Marine	26,346	NM
Media	227,335	0.4%
Metals & Mining	330,339	0.5%
Mortgage Real Estate Investment Trusts	359,979	0.6%
Multiline Retail	22,573	NM
Multi-Utilities	181,428	0.3%
Oil, Gas & Consumable Fuels	593,514	0.9%
Paper & Forest Products	109,977	0.2%
Personal Products	73,128	0.1%
Pharmaceuticals	405,555	0.6%
Professional Services	472,198	0.8%
Real Estate Management & Development	170,997	0.3%
Road & Rail	140,156	0.2%
Semiconductors & Semiconductor Equipment	655,571	1.0%
Software	1,304,973	2.1%
Specialty Retail	602,610	1.0%
Technology Hardware, Storage & Peripherals	80,895	0.1%
Textiles, Apparel & Luxury Goods	230,227	0.4%
Thrifts & Mortgage Finance	546,557	0.9%
Tobacco	40,800	0.1%
Trading Companies & Distributors	351,595	0.6%
Water Utilities	129,081	0.2%
Wireless Telecommunication Services	35,021	0.1%
Other**	36,268,669	58.0%
Total	$62,562,043	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2019 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 213

Common Stocks (76.8%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,442	$125,382
Alliant Energy Corp. (Electric Utilities)	6,600	326,964
Ameren Corp. (Multi-Utilities)	6,860	519,233
American Electric Power Co., Inc. (Electric Utilities)	13,782	1,210,197
American Water Works Co., Inc. (Water Utilities)	5,042	578,720
Aqua America, Inc. (Water Utilities)	6,026	252,791
Atmos Energy Corp. (Gas Utilities)	3,266	356,124
Avangrid, Inc. (Electric Utilities)	1,555	78,605
Avista Corp. (Multi-Utilities)	1,836	84,511
Black Hills Corp. (Multi-Utilities)	1,518	120,150
CenterPoint Energy, Inc. (Multi-Utilities)	14,028	406,952
CMS Energy Corp. (Multi-Utilities)	7,927	461,510
Consolidated Edison, Inc. (Multi-Utilities)	9,136	776,195
Dominion Resources, Inc. (Multi-Utilities)	22,412	1,664,988
DTE Energy Co. (Multi-Utilities)	5,119	650,676
Duke Energy Corp. (Electric Utilities)	20,335	1,763,452
Edison International (Electric Utilities)	9,101	678,389
El Paso Electric Co. (Electric Utilities)	1,135	75,205
Entergy Corp. (Electric Utilities)	5,305	560,314
Evergy, Inc. (Electric Utilities)	6,819	412,481
Eversource Energy (Electric Utilities)	8,970	680,464
Exelon Corp. (Electric Utilities)	27,120	1,222,027
FirstEnergy Corp. (Electric Utilities)	14,100	619,977
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,044	136,371
IDACORP, Inc. (Electric Utilities)	1,407	143,598
MDU Resources Group, Inc. (Multi-Utilities)	5,533	147,952
National Fuel Gas Co. (Gas Utilities)	2,411	115,101
New Jersey Resources Corp. (Gas Utilities)	2,492	124,276
NextEra Energy, Inc. (Electric Utilities)	13,377	2,771,314
NiSource, Inc. (Multi-Utilities)	10,422	309,429
NorthWestern Corp. (Multi-Utilities)	1,408	98,447
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	7,462	254,753
ONE Gas, Inc. (Gas Utilities)	1,471	134,126
Pinnacle West Capital Corp. (Electric Utilities)	3,136	286,066
PNM Resources, Inc. (Electric Utilities)	2,225	110,516
Portland General Electric Co. (Electric Utilities)	2,495	136,851
PPL Corp. (Electric Utilities)	20,159	597,311
Public Service Enterprise Group, Inc. (Multi-Utilities)	14,117	806,787
Sempra Energy (Multi-Utilities)	7,665	1,038,071
South Jersey Industries, Inc. (Gas Utilities)	2,581	87,883
Southwest Gas Corp. (Gas Utilities)	1,490	132,476
Spire, Inc. (Gas Utilities)	1,417	116,775
The AES Corp. (Independent Power and Renewable Electricity Producers)	18,539	311,270
The Southern Co. (Electric Utilities)	29,072	1,633,846
UGI Corp. (Gas Utilities)	4,866	248,604
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	10,518	225,716
WEC Energy Group, Inc. (Multi-Utilities)	8,810	752,903
Xcel Energy, Inc. (Electric Utilities)	14,375	856,894
TOTAL COMMON STOCKS (Cost $19,769,463)		25,202,643

Repurchase Agreements(a)(b) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%—2.45%, dated 7/31/19, due 8/1/19, total to be received $8,001,526	$8,001,000	$8,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,001,000)		8,001,000
TOTAL INVESTMENT SECURITIES (Cost $27,770,463)—101.2%		33,203,643
Net other assets (liabilities)—(1.2)%		(380,136)
NET ASSETS—100.0%		$32,823,507

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $4,480,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/19	2.68%	$11,953,348	$(61,553)
Dow Jones U.S. Utilities Index	UBS AG	8/23/19	2.53%	12,192,035	(60,016)
				$24,145,383	$(121,569)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

214 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2019

Utilities UltraSector ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Electric Utilities	$14,426,224	44.0%
Gas Utilities	1,315,365	4.0%
Independent Power and Renewable Electricity Producers	791,739	2.4%
Multi-Utilities	7,837,804	23.9%
Water Utilities	831,511	2.5%
Other**	7,620,864	23.2%
Total	$32,823,507	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of
Assets and Liabilities

216 :: Statements of Assets and Liabilities :: July 31, 2019

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$4,367,234	$3,087,376	$19,302,000	$102,981,670
Securities, at value(a)	7,301,738	3,650,574	—	131,753,887
Repurchase agreements, at value	2,823,000	1,399,000	19,302,000	36,824,000
Total Investment Securities, at value	10,124,738	5,049,574	19,302,000	168,577,887
Cash	922	966	893	270
Segregated cash balances for futures contracts with brokers	—	—	97,020	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	4,174	5,248	1,270	274,473
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	92,127	10,477	972,834	31,711
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	59,005	—	235,541	—
Variation margin on futures contracts	—	—	22,960	—
Prepaid expenses	18,505	15,902	23,728	20,975
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	10,299,471	5,082,167	20,656,246	168,905,316
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	88,473
Payable for capital shares redeemed	25,350	8,320	470,852	458,306
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	109,743	—	464,057
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	6,084	2,482	12,668	111,792
Management services fees payable	1,217	497	2,534	22,359
Administration fees payable	737	392	1,531	13,547
Distribution and services fees payable—Service Class	630	272	645	5,040
Transfer agency fees payable	620	361	1,101	8,010
Fund accounting fees payable	399	216	792	6,990
Compliance services fees payable	71	35	136	1,348
Service fees payable	36	19	74	656
Other accrued expenses	11,329	6,128	17,055	195,359
TOTAL LIABILITIES	46,473	128,465	507,388	1,375,937
NET ASSETS	$10,252,998	$4,953,702	$20,148,858	$167,529,379
NET ASSETS CONSIST OF:
Capital	$9,544,677	$6,982,180	$78,827,090	$103,582,409
Total distributable earnings (loss)	708,321	(2,028,478)	(58,678,232)	63,946,970
NET ASSETS	$10,252,998	$4,953,702	$20,148,858	$167,529,379
NET ASSETS:
Investor Class	$9,483,731	$4,637,455	$19,388,339	$161,970,209
Service Class	769,267	316,247	760,519	5,559,170
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	188,229	72,484	683,451	3,120,874
Service Class	16,376	5,546	28,990	137,969
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$50.38	$63.98	$28.37	$51.90
Service Class	46.98	57.02	26.23	40.29

(a) Includes securities on loan valued at:	$—	$—	$—	$85,685

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 217

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund

$41,261,010	$9,961,595	$3,098,674	$73,810,913	$4,245,727	$988,000
38,280,019	7,686,001	3,802,588	70,517,842	5,258,541	—
29,601,000	2,580,000	1,132,000	24,457,000	—	988,000
67,881,019	10,266,001	4,934,588	94,974,842	5,258,541	988,000
654	265	912	—	—	103
686,070	—	—	—	—	—
—	19	692	—	—	—
—	—	—	—	—	901
—	—	—	—	—	12,652
34,924	8,550	6,144	20,044	12,486	65
—	—	—	51,068	124,729	—
312,976	85,256	42,033	591,824	3,850	124,547
—	—	—	—	—	2,697
—	102,573	—	—	—	—
—	—	—	—	—	—
29,175	29,722	8,951	14,993	12,421	10,387
—	—	—	—	2,870	—
68,944,818	10,492,386	4,993,320	95,652,771	5,414,897	1,139,352

—	—	—	50,941	73,101	—
62,093	—	—	—	—	—
17,600	—	51,973	49,450	—	—
3,019,102	162,571	13,764	1,004,033	68,199	88,534
—	—	—	—	—	31,289
203,011	—	33,766	1,334,340	—	—
162,360	—	—	—	—	—
43,392	19,602	1,231	60,428	3,909	—
8,678	3,920	246	12,086	782	—
5,263	772	379	7,093	572	112
3,864	139	309	2,206	229	6
5,234	512	322	3,941	486	101
2,856	397	226	3,827	311	50
469	408	35	380	39	28
255	37	18	355	28	5
57,767	28,792	5,047	76,487	5,759	12,746
3,591,944	217,150	107,316	2,605,567	153,415	132,871
$65,352,874	$10,275,236	$4,886,004	$93,047,204	$5,261,482	$1,006,481

$35,719,797	$8,372,713	$2,900,121	$69,035,491	$7,795,533	$3,572,738
29,633,077	1,902,523	1,985,883	24,011,713	(2,534,051)	(2,566,257)
$65,352,874	$10,275,236	$4,886,004	$93,047,204	$5,261,482	$1,006,481

$61,120,799	$10,109,158	$4,494,569	$90,522,847	$4,996,868	$999,936
4,232,075	166,078	391,435	2,524,357	264,614	6,545

449,471	108,865	42,331	649,835	397,756	62,618
37,620	2,170	4,053	21,095	19,265	442

$135.98	$92.86	$106.18	$139.30	$12.56	$15.97
112.50	76.53	96.58	119.67	13.74	14.81

$17,090	$—	$50,783	$48,900	$—	$—

See accompanying notes to the financial statements.

218 :: Statements of Assets and Liabilities :: July 31, 2019

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$36,990,936	$7,959,790	$7,444,776	$139,219,521
Securities, at value(a)	32,056,688	12,589,274	8,114,505	168,901,400
Repurchase agreements, at value	9,300,000	3,233,000	2,460,000	50,946,000
Total Investment Securities, at value	41,356,688	15,822,274	10,574,505	219,847,400
Cash	195	43	—	277
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	765	723	—	—
Dividends and interest receivable	20,258	12,646	4,416	3,361
Receivable for investments sold	—	—	108,835	—
Receivable for capital shares issued	171,133	309,248	50,865	3,316,252
Prepaid expenses	19,375	19,208	11,446	27,605
TOTAL ASSETS	41,568,414	16,164,142	10,750,067	223,194,895
LIABILITIES:
Cash overdraft	—	—	40,321	—
Payable for investments purchased	—	—	60,644	—
Payable for collateral for securities loaned	22,770	1,749	14,684	8,100
Payable for capital shares redeemed	244,877	33,294	73,813	821,515
Unrealized depreciation on swap agreements	8,537	102,841	56,916	1,852,666
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	26,887	10,666	6,700	144,687
Management services fees payable	5,377	2,133	1,340	28,937
Administration fees payable	3,282	1,300	808	17,578
Distribution and services fees payable—Service Class	1,234	1,170	787	9,376
Transfer agency fees payable	1,912	1,182	672	11,737
Fund accounting fees payable	1,762	702	479	9,069
Compliance services fees payable	235	230	83	1,700
Service fees payable	158	63	39	851
Other accrued expenses	44,308	30,832	11,441	232,040
TOTAL LIABILITIES	361,339	186,162	268,727	3,138,256
NET ASSETS	$41,207,075	$15,977,980	$10,481,340	$220,056,639
NET ASSETS CONSIST OF:
Capital	$39,173,881	$15,640,127	$9,921,337	$130,508,447
Total distributable earnings (loss)	2,033,194	337,853	560,003	89,548,192
NET ASSETS	$41,207,075	$15,977,980	$10,481,340	$220,056,639
NET ASSETS:
Investor Class	$39,881,284	$14,649,624	$9,519,534	$209,745,376
Service Class	1,325,791	1,328,356	961,806	10,311,263
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,606,779	237,950	81,039	2,109,150
Service Class	62,804	25,918	9,380	133,925
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$24.82	$61.57	$117.47	$99.45
Service Class	21.11	51.25	102.54	76.99

(a) Includes securities on loan valued at:	$22,054	$1,694	$14,037	$7,251

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 219

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund

$14,887,320	$10,982,732	$7,458,100	$17,143,159	$4,863,301	$72,347,978
26,015,497	13,043,156	4,701,272	20,191,783	6,209,964	55,399,562
—	70,000	4,901,000	—	—	51,933,000
26,015,497	13,113,156	9,602,272	20,191,783	6,209,964	107,332,562
—	832	201	—	—	594
—	—	50,820	—	—	1,371,040
—	—	—	—	—	—
16,721	23,651	2,763	10,462	3,170	11,047
358,444	—	9,470	—	25,866	—
51,772	300,040	87,478	331,654	3,394	2,568,189
31,435	20,901	20,655	19,538	18,960	26,372
26,473,869	13,458,580	9,773,659	20,553,437	6,261,354	111,309,804

185,539	—	—	5,704	37,442	—
75,429	251,061	21,141	315,401	41,927	—
—	—	18,236	81,403	23,765	256,646
148,699	128,953	4,505	7,240	4,520	2,362,766
—	—	13,152	—	—	466,594
—	—	14,400	—	—	341,120
16,528	14,840	4,639	12,747	3,929	63,941
3,306	2,968	928	2,549	786	13,702
2,054	1,655	559	1,547	467	8,207
3,348	1,065	934	1,964	494	5,189
2,286	1,802	559	1,515	729	6,992
1,116	995	401	865	323	4,317
223	89	74	146	74	638
97	84	27	75	23	403
28,040	12,281	13,508	15,816	6,508	96,304
466,665	415,793	93,063	446,972	120,987	3,626,819
$26,007,204	$13,042,787	$9,680,596	$20,106,465	$6,140,367	$107,682,985

$12,599,235	$9,940,375	$5,836,654	$18,899,756	$6,491,993	$65,958,054
13,407,969	3,102,412	3,843,942	1,206,709	(351,626)	41,724,931
$26,007,204	$13,042,787	$9,680,596	$20,106,465	$6,140,367	$107,682,985

$22,112,900	$11,809,880	$7,025,324	$17,791,815	$5,553,680	$101,798,733
3,894,304	1,232,907	2,655,272	2,314,650	586,687	5,884,252

230,491	178,115	80,391	189,250	75,409	1,324,956
48,396	20,816	36,704	29,592	9,741	93,643

$95.94	$66.30	$87.39	$94.01	$73.65	$76.83
80.47	59.23	72.34	78.22	60.23	62.84

$—	$—	$17,312	$76,104	$22,979	$250,791

See accompanying notes to the financial statements.

220 :: Statements of Assets and Liabilities :: July 31, 2019

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$8,315,785	$6,415,576	$4,584,231	$24,159,488
Securities, at value(a)	10,354,891	4,860,480	3,788,708	23,205,438
Repurchase agreements, at value	3,784,000	1,791,000	1,751,000	9,442,000
Total Investment Securities, at value	14,138,891	6,651,480	5,539,708	32,647,438
Cash	536	305	818	391
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	9,389	1,552	1,994	787
Receivable for investments sold	—	—	—	4,997,169
Receivable for capital shares issued	455,364	410,552	21,263	2,301,747
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	16,290	15,432	16,843	17,851
TOTAL ASSETS	14,620,470	7,079,321	5,580,626	39,965,383
LIABILITIES:
Payable for collateral for securities loaned	13,404	—	31,880	545,610
Payable for capital shares redeemed	337,905	465,922	20,074	6,967,343
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	105,852	22,566	46,978	1,477,463
Advisory fees payable	8,982	4,335	1,042	21,439
Management services fees payable	1,796	867	209	4,288
Administration fees payable	1,086	519	419	2,538
Distribution and services fees payable—Service Class	628	328	416	974
Transfer agency fees payable	876	456	326	2,336
Fund accounting fees payable	580	282	229	1,350
Compliance services fees payable	108	46	41	169
Service fees payable	53	25	20	126
Other accrued expenses	16,827	6,191	5,638	25,558
TOTAL LIABILITIES	488,097	501,537	107,272	9,049,194
NET ASSETS	$14,132,373	$6,577,784	$5,473,354	$30,916,189
NET ASSETS CONSIST OF:
Capital	$19,274,639	$25,573,095	$5,529,873	$93,540,213
Total distributable earnings (loss)	(5,142,266)	(18,995,311)	(56,519)	(62,624,024)
NET ASSETS	$14,132,373	$6,577,784	$5,473,354	$30,916,189
NET ASSETS:
Investor Class	$13,402,478	$6,204,619	$5,038,848	$29,784,975
Service Class	729,895	373,165	434,506	1,131,214
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	457,780	1,196,101	242,886	722,781
Service Class	29,116	78,837	24,096	31,671
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.28	$5.19	$20.75	$41.21
Service Class	25.07	4.73	18.03	35.72

(a) Includes securities on loan valued at:	$12,131	$—	$31,628	$488,892

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 221

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$21,592,676	$31,717,000	$2,988,000	$11,492,000	$53,205,654	$6,025,000
21,509,540	—	—	—	50,971,978	—
5,361,000	31,717,000	2,988,000	11,492,000	17,784,000	6,025,000
26,870,540	31,717,000	2,988,000	11,492,000	68,755,978	6,025,000
734	86	311	788	1,883	5
—	—	—	—	—	50,160
—	—	—	—	643	—
—	—	—	194,823	—	—
12,536	2,087	197	756	36,592	396
—	—	—	—	—	—
158,063	66,651	20	232,563	254,752	76,922
—	—	—	24,556	—	—
—	—	516	—	—	—
—	—	—	672,432	—	—
113,159	—	—	—	—	88,991
—	—	—	—	—	12,480
23,427	15,094	7,495	8,856	18,679	14,708
27,178,459	31,800,918	2,996,539	12,626,774	69,068,527	6,268,662

88,861	—	—	—	—	—
338,765	704,710	—	3,527	1,174,397	1,044,318
—	—	—	3,192	—	—
—	637,595	19,265	—	1,058,194	—
18,617	19,220	—	3,641	42,291	1,511
3,723	3,844	—	728	8,458	302
2,457	1,952	193	904	4,932	376
574	188	247	331	1,643	449
1,642	1,305	209	1,039	2,944	302
1,197	1,202	119	454	2,659	194
428	183	30	110	328	33
109	113	11	43	249	18
50,600	29,732	5,817	31,246	73,648	4,703
506,973	1,400,044	25,891	45,215	2,369,743	1,052,206
$26,671,486	$30,400,874	$2,970,648	$12,581,559	$66,698,784	$5,216,456

$24,591,301	$129,812,730	$11,629,802	$12,321,191	$45,383,154	$24,024,100
2,080,185	(99,411,856)	(8,659,154)	260,368	21,315,630	(18,807,644)
$26,671,486	$30,400,874	$2,970,648	$12,581,559	$66,698,784	$5,216,456

$25,664,673	$30,191,939	$2,682,599	$12,437,429	$64,715,042	$4,428,757
1,006,813	208,935	288,049	144,130	1,983,742	787,699

497,366	850,748	189,457	420,262	1,402,703	529,470
20,432	6,649	21,790	5,471	55,435	104,505

$51.60	$35.49	$14.16	$29.59	$46.14	$8.36
49.28	31.42	13.22	26.34	35.79	7.54

$84,328	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

222 :: Statements of Assets and Liabilities :: July 31, 2019

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,848,000	$4,595,000	$1,177,000	$1,151,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	1,848,000	4,595,000	1,177,000	1,151,000
Total Investment Securities, at value	1,848,000	4,595,000	1,177,000	1,151,000
Cash	645	590	72	913
Segregated cash balances for futures contracts with brokers	—	—	—	10,725
Segregated cash balances for swap agreements with custodian	—	—	—	958
Dividends and interest receivable	122	302	77	76
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	304,451	59,644	86,787	14
Due from Advisor under an expense limitation agreement	2,860	—	—	—
Unrealized appreciation on swap agreements	24,046	175,650	—	—
Variation margin on futures contracts	—	—	—	1,710
Prepaid expenses	19,717	8,498	18,716	15,219
TOTAL ASSETS	2,199,841	4,839,684	1,282,652	1,180,615
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	78,835	155,162	56,906	—
Unrealized depreciation on swap agreements	—	—	8,353	3,508
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	1,157	1,200	481
Management services fees payable	—	231	240	96
Administration fees payable	121	351	65	104
Distribution and services fees payable—Service Class	4	23	13	76
Transfer agency fees payable	73	201	70	99
Fund accounting fees payable	74	216	40	51
Compliance services fees payable	13	36	6	13
Service fees payable	7	20	4	5
Other accrued expenses	2,690	7,135	1,279	5,003
TOTAL LIABILITIES	81,817	164,532	68,176	9,436
NET ASSETS	$2,118,024	$4,675,152	$1,214,476	$1,171,179
NET ASSETS CONSIST OF:
Capital	$4,379,954	$14,386,033	$7,106,513	$14,221,298
Total distributable earnings (loss)	(2,261,930)	(9,710,881)	(5,892,037)	(13,050,119)
NET ASSETS	$2,118,024	$4,675,152	$1,214,476	$1,171,179
NET ASSETS:
Investor Class	$2,114,917	$4,648,964	$1,198,997	$1,138,102
Service Class	3,107	26,188	15,479	33,077
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	45,162	141,145	92,989	86,892
Service Class	70	808	1,342	2,626
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$46.83	$32.94	$12.89	$13.10
Service Class	44.39	32.41	11.53	12.60

(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 223

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund

$7,428,970	$8,892,933	$4,444,760	$69,024,644	$1,335,334	$24,106,140
4,525,102	11,989,330	5,840,994	63,899,899	1,195,033	11,809,109
3,918,000	4,000	—	23,408,000	443,000	13,008,000
8,443,102	11,993,330	5,840,994	87,307,899	1,638,033	24,817,109
613	253	—	428	751	885
110,825	—	—	—	—	—
194	—	—	729	95	—
1,750	2,963	2,690	9,205	5,158	67,401
8,934	67,944	34,368	—	—	—
204,669	51,447	5,060	667,531	779	3,422,178
—	—	—	—	—	—
3,533	—	—	—	—	283,216
—	—	—	—	—	—
19,102	19,529	18,984	41,269	23,481	15,677
8,792,722	12,135,466	5,902,096	88,027,061	1,668,297	28,606,466

—	—	1,369	—	—	—
—	15,375	12,233	—	—	—
53,745	53,356	58,701	79,355	11,570	108,500
19,766	11,486	4,411	1,122,118	97,033	2,046,830
—	—	—	473,285	9,443	—
17,670	—	—	—	—	—
5,881	7,488	3,642	54,923	1,916	11,141
1,176	1,498	728	10,984	383	3,342
714	888	448	6,610	168	2,144
352	1,582	360	2,632	66	3,070
633	1,134	707	4,429	142	2,360
692	561	352	3,484	92	1,045
86	85	53	442	25	273
35	44	21	323	8	98
23,721	16,241	9,542	74,439	3,689	31,518
124,471	109,738	92,567	1,833,024	124,535	2,210,321
$8,668,251	$12,025,728	$5,809,529	$86,194,037	$1,543,762	$26,396,145

$8,425,125	$13,095,673	$4,856,022	$80,147,502	$7,087,928	$27,914,255
243,126	(1,069,945)	953,507	6,046,535	(5,544,166)	(1,518,110)
$8,668,251	$12,025,728	$5,809,529	$86,194,037	$1,543,762	$26,396,145

$8,260,524	$10,120,695	$5,380,222	$83,112,038	$1,468,477	$23,791,304
407,727	1,905,033	429,307	3,081,999	75,285	2,604,841

96,916	113,392	68,693	559,988	67,363	396,010
5,723	26,177	6,666	24,824	3,587	47,048

$85.23	$89.25	$78.32	$148.42	$21.80	$60.08
71.24	72.78	64.40	124.15	20.99	55.37

$51,877	$51,251	$55,346	$78,526	$10,930	$107,148

See accompanying notes to the financial statements.

224 :: Statements of Assets and Liabilities :: July 31, 2019

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$8,126,000	$123,092,983	$18,155,237	$25,942,036
Securities, at value(a)	—	116,749,456	19,518,152	24,831,268
Repurchase agreements, at value	8,126,000	45,857,000	3,263,000	14,948,000
Total Investment Securities, at value	8,126,000	162,606,456	22,781,152	39,779,268
Cash	657	362	103	778
Segregated cash balances for futures contracts with brokers	13,860	1,732,500	—	399,300
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	535	96,768	44,858	18,341
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	922,731	18,706,032	219,606	808,643
Receivable from transfer agent	—	—	148,194	—
Unrealized appreciation on swap agreements	215,333	—	—	—
Variation margin on futures contracts	3,280	—	—	—
Prepaid expenses	9,761	25,116	11,260	16,218
Receivable for tax reclaims	—	—	490	—
TOTAL ASSETS	9,292,157	183,167,234	23,205,663	41,022,548
LIABILITIES:
Payable for investments purchased	—	189,435	—	—
Payable for collateral for securities loaned	—	106,420	130,093	—
Payable for capital shares redeemed	136,520	3,483,543	449,162	561,941
Unrealized depreciation on swap agreements	—	2,348,316	445,795	622,432
Variation margin on futures contracts	—	410,000	—	108,900
Advisory fees payable	9,677	109,286	16,251	23,870
Management services fees payable	1,936	21,857	3,250	4,774
Administration fees payable	730	13,011	1,978	2,880
Distribution and services fees payable—Service Class	255	1,160	450	674
Transfer agency fees payable	713	9,223	1,713	2,529
Fund accounting fees payable	370	6,981	1,028	1,502
Compliance services fees payable	76	912	210	249
Service fees payable	35	643	95	140
Other accrued expenses	7,202	129,558	27,278	36,156
TOTAL LIABILITIES	157,514	6,830,345	1,077,303	1,366,047
NET ASSETS	$9,134,643	$176,336,889	$22,128,360	$39,656,501
NET ASSETS CONSIST OF:
Capital	$92,303,092	$139,928,654	$35,728,479	$24,143,728
Total distributable earnings (loss)	(83,168,449)	36,408,235	(13,600,119)	15,512,773
NET ASSETS	$9,134,643	$176,336,889	$22,128,360	$39,656,501
NET ASSETS:
Investor Class	$8,869,441	$174,947,422	$21,722,940	$38,924,302
Service Class	265,202	1,389,467	405,420	732,199
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	462,168	2,575,421	1,902,157	274,623
Service Class	15,185	24,653	39,617	5,906
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.19	$67.93	$11.42	$141.74
Service Class	17.46	56.36	10.23	123.98

(a) Includes securities on loan valued at:	$—	$103,509	$120,583	$—

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 225

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$9,006,734	$3,182,000	$12,402,000	$24,014,761	$63,720,041	$322,009,124
11,211,932	—	—	27,773,567	50,211,167	298,122,723
2,229,000	3,182,000	12,402,000	5,228,000	29,504,000	225,390,000
13,440,932	3,182,000	12,402,000	33,001,567	79,715,167	523,512,723
150	285	616	596	262	952
—	—	1,341,120	—	974,050	4,071,320
—	—	—	—	90	287
17,060	209	816	71,308	28,560	56,344
—	—	—	—	100,279	—
53,676	3,791	116,157	312,842	2,948,276	16,370,726
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
16,929	12,795	11,582	24,111	18,283	34,160
328	—	—	2,324	—	—
13,529,075	3,199,080	13,872,291	33,412,748	83,784,967	544,046,512

—	—	—	—	223,778	—
—	—	—	—	599,414	1,954,364
91,397	58,704	45,835	679,418	918,075	11,416,016
346,676	99,359	1,223	1,028,426	369,879	11,879,276
—	—	114,320	—	276,060	1,011,442
9,196	927	10,949	21,672	50,465	328,675
1,839	185	1,825	4,334	10,093	65,735
1,091	210	1,109	2,612	6,090	39,562
200	42	223	83	681	10,151
1,035	219	1,190	4,867	3,883	36,832
589	129	571	1,363	3,269	20,616
98	24	110	237	546	3,285
54	12	54	127	297	1,934
17,829	3,704	13,559	28,414	71,952	487,882
470,004	163,515	190,968	1,771,553	2,534,482	27,255,770
$13,059,071	$3,035,565	$13,681,323	$31,641,195	$81,250,485	$516,790,742

$30,815,557	$4,278,053	$17,021,683	$46,776,748	$60,332,164	$276,641,760
(17,756,486)	(1,242,488)	(3,340,360)	(15,135,553)	20,918,321	240,148,982
$13,059,071	$3,035,565	$13,681,323	$31,641,195	$81,250,485	$516,790,742

$12,846,252	$2,988,820	$13,423,404	$31,560,164	$80,403,733	$504,776,931
212,819	46,745	257,919	81,031	846,752	12,013,811

249,074	191,852	613,802	990,724	1,817,737	6,418,698
4,466	3,359	13,835	2,639	23,366	188,365

$51.58	$15.58	$21.87	$31.86	$44.23	$78.64
47.65	13.92	18.64	30.71	36.24	63.78

$—	$—	$—	$—	$577,313	$1,866,480

See accompanying notes to the financial statements.

226 :: Statements of Assets and Liabilities :: July 31, 2019

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$4,089,000	$4,284,000	$2,475,000	$2,201,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	4,089,000	4,284,000	2,475,000	2,201,000
Total Investment Securities, at value	4,089,000	4,284,000	2,475,000	2,201,000
Cash	685	532	255	177
Segregated cash balances for futures contracts with brokers	—	42,350	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	269	282	163	145
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	302,179	281,860	552,981	7,253
Due from Advisor under an expense limitation agreement	—	—	271	1,759
Unrealized appreciation on swap agreements	118,786	102,719	104,747	67,873
Variation margin on futures contracts	—	11,550	—	—
Prepaid expenses	10,180	17,349	12,985	12,828
TOTAL ASSETS	4,521,099	4,740,642	3,146,402	2,291,035
LIABILITIES:
Payable for capital shares redeemed	934,170	64,389	179,738	118,034
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	3,352	663	—	—
Management services fees payable	671	133	—	—
Administration fees payable	256	335	167	141
Distribution and services fees payable—Service Class	91	149	84	11
Transfer agency fees payable	401	263	202	147
Fund accounting fees payable	158	175	103	87
Compliance services fees payable	29	29	19	25
Service fees payable	15	16	10	8
Other accrued expenses	3,799	4,199	2,622	2,987
TOTAL LIABILITIES	942,942	70,351	182,945	121,440
NET ASSETS	$3,578,157	$4,670,291	$2,963,457	$2,169,595
NET ASSETS CONSIST OF:
Capital	$10,755,763	$25,061,919	$17,401,127	$21,697,892
Total distributable earnings (loss)	(7,177,606)	(20,391,628)	(14,437,670)	(19,528,297)
NET ASSETS	$3,578,157	$4,670,291	$2,963,457	$2,169,595
NET ASSETS:
Investor Class	$3,534,187	$4,491,490	$2,865,243	$2,155,865
Service Class	43,970	178,801	98,214	13,730
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	74,957	298,698	151,293	159,070
Service Class	1,044	13,382	5,663	1,118
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$47.15	$15.04	$18.94	$13.55
Service Class	42.12	13.36	17.34	12.28

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2019 :: Statements of Assets and Liabilities :: 227

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$1,158,000	$4,553,000	$1,460,000	$13,679,000	$4,907,000	$47,348,486
—	—	—	—	—	26,293,374
1,158,000	4,553,000	1,460,000	13,679,000	4,907,000	25,967,000
1,158,000	4,553,000	1,460,000	13,679,000	4,907,000	52,260,374
326	970	990	564	151	69
121,440	—	8,470	41,800	35,750	42,900
—	—	—	278	322	498
76	300	96	900	323	9,271
—	—	—	—	—	52,421
19,606	53,747	41,489	1,862,409	142,276	11,397,887
196	—	467	—	—	—
1,222	250,104	8,344	474,721	—	133,897
10,252	—	2,400	11,311	5,700	—
11,162	24,419	8,392	18,836	9,578	13,939
1,322,280	4,882,540	1,530,648	16,089,819	5,101,100	63,911,256

307,221	134,647	37,719	597,684	345,511	1,173,001
—	—	—	—	41,731	43,313
—	—	—	—	—	6,840
—	422	—	8,839	5,458	33,942
—	84	—	1,768	1,092	6,789
88	297	116	1,075	414	4,125
3	87	14	486	138	373
101	431	115	1,094	508	3,129
46	183	59	552	211	2,448
8	24	13	113	44	410
4	17	6	52	20	200
957	4,139	1,357	14,760	7,521	74,643
308,428	140,331	39,399	626,423	402,648	1,349,213
$1,013,852	$4,742,209	$1,491,249	$15,463,396	$4,698,452	$62,562,043

$14,740,300	$19,740,074	$10,527,563	$70,024,370	$54,640,894	$53,321,939
(13,726,448)	(14,997,865)	(9,036,314)	(54,560,974)	(49,942,442)	9,240,104
$1,013,852	$4,742,209	$1,491,249	$15,463,396	$4,698,452	$62,562,043

$1,009,758	$4,680,712	$1,475,036	$14,947,578	$4,540,724	$62,102,111
4,094	61,497	16,213	515,818	157,728	459,932

31,222	168,920	74,440	1,177,550	147,526	1,071,581
139	2,491	915	42,266	5,466	9,605

$32.34	$27.71	$19.82	$12.69	$30.78	$57.95
29.45	24.69	17.72	12.20	28.86	47.88

See accompanying notes to the financial statements.

228 :: Statements of Assets and Liabilities :: July 31, 2019

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$27,770,463
Securities, at value	25,202,643
Repurchase agreements, at value	8,001,000
Total Investment Securities, at value	33,203,643
Cash	8
Segregated cash balances for swap agreements with custodian	104
Dividends and interest receivable	10,021
Receivable for capital shares issued	27,232
Prepaid expenses	23,750
TOTAL ASSETS	33,264,758
LIABILITIES:
Payable for capital shares redeemed	253,403
Unrealized depreciation on swap agreements	121,569
Advisory fees payable	22,769
Management services fees payable	4,554
Administration fees payable	2,756
Distribution and services fees payable—Service Class	1,085
Transfer agency fees payable	1,823
Fund accounting fees payable	1,437
Compliance services fees payable	225
Service fees payable	134
Other accrued expenses	31,496
TOTAL LIABILITIES	441,251
NET ASSETS	$32,823,507
NET ASSETS CONSIST OF:
Capital	$31,010,455
Total distributable earnings (loss)	1,813,052
NET ASSETS	$32,823,507
NET ASSETS:
Investor Class	$31,558,130
Service Class	1,265,377
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	583,386
Service Class	24,909
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$54.09
Service Class	50.80

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

230 :: Statements of Operations :: For the Periods Indicated

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$256,598	$97,425	$—	$2,578,414
Interest	60,235	30,056	385,509	1,079,321
Foreign tax withholding	—	—	—	—
Income from securities lending	—	12	—	2,797
TOTAL INVESTMENT INCOME	316,833	127,493	385,509	3,660,532
EXPENSES:
Advisory fees	88,739	42,621	128,932	1,608,202
Management services fees	17,748	8,524	25,786	321,642
Administration fees	9,860	4,675	14,268	176,470
Distribution and services fees—Service Class	7,565	3,655	7,779	74,533
Transfer agency fees	7,668	3,969	9,451	95,254
Administrative services fees	27,327	13,900	39,315	607,794
Registration and filing fees	39,090	36,939	55,293	53,013
Custody fees	1,475	797	2,570	31,912
Fund accounting fees	5,736	2,831	8,182	100,068
Trustee fees	329	162	410	5,698
Compliance services fees	91	48	227	2,068
Service fees	684	320	960	12,344
Other fees	14,390	7,539	18,169	234,991
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	220,702	125,980	311,342	3,323,989
Expenses reduced and reimbursed by the Advisor	—	(5,762)	—	—
TOTAL NET EXPENSES	220,702	120,218	311,342	3,323,989
NET INVESTMENT INCOME (LOSS)	96,131	7,275	74,167	336,543
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,715,701	680,687	—	19,855,475
Net realized gains (losses) on futures contracts	—	—	(128,829)	—
Net realized gains (losses) on swap agreements	(913,518)	(403,348)	(2,148,765)	(18,563,896)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(2,503,326)	(1,345,836)	—	(38,915,630)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(15,138)	—
Change in net unrealized appreciation/depreciation on swap agreements	94,875	(293,766)	226,864	(1,532,424)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,606,268)	(1,362,263)	(2,065,868)	(39,156,475)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,510,137)	$(1,354,988)	$(1,991,701)	$(38,819,932)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 231

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$692,435	$1,555,408	$80,711	$626,539	$178,536	$—
602,704	568,562	26,425	365,577	205	92,329
—	—	—	(92)	(14,757)	—
1,045	20	171	1,250	558	—
1,296,184	2,123,990	107,307	993,274	164,542	92,329

467,143	385,293	39,127	518,734	33,024	30,657
93,429	77,059	7,826	103,747	6,605	6,131
51,450	41,666	4,316	57,556	3,666	3,437
51,217	2,690	5,186	21,895	3,362	23,539
48,878	20,359	3,491	29,722	5,033	5,432
140,304	154,300	11,250	200,810	6,145	4,873
48,802	46,668	32,768	52,256	30,835	36,275
9,820	7,638	786	10,252	5,166	21,665
31,410	24,540	2,868	32,374	2,187	1,945
1,552	1,774	134	1,945	96	107
691	515	52	490	44	45
3,485	2,461	299	4,047	232	226
60,007	54,620	7,296	70,898	5,369	11,121
—	16,558	—	—	—	—
1,008,188	836,141	115,399	1,104,726	101,764	145,453
—	—	(10,492)	—	(20,026)	(49,155)
1,008,188	836,141	104,907	1,104,726	81,738	96,298
287,996	1,287,849	2,400	(111,452)	82,804	(3,969)

785,747	(454,946)	161,713	1,373,594	501,255	—
(180,504)	—	—	—	—	—
2,156,328	4,227,173	136,883	2,655,019	—	—
—	—	—	—	—	(175,062)
1,320,141	84,682	(78,955)	718,385	(332,961)	—
346,805	—	—	—	—	—
(197,654)	34,286	(47,341)	(794,922)	—	—
—	—	—	—	—	(7,733)
4,230,863	3,891,195	172,300	3,952,076	168,294	(182,795)
$4,518,859	$5,179,044	$174,700	$3,840,624	$251,098	$(186,764)

See accompanying notes to the financial statements.

232 :: Statements of Operations :: For the Periods Indicated

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$368,997	$595,446	$153,757	$520,877
Interest	117,176	261,126	75,155	1,309,582
Foreign tax withholding	—	—	—	—
Income from securities lending	119	5,420	161	1,366
TOTAL INVESTMENT INCOME	486,292	861,992	229,073	1,831,825
EXPENSES:
Advisory fees	159,850	371,199	98,967	1,817,034
Management services fees	31,970	74,240	19,794	363,409
Administration fees	17,545	40,072	10,746	200,132
Distribution and services fees—Service Class	7,010	19,939	8,101	119,142
Transfer agency fees	10,961	25,337	7,190	117,706
Administrative services fees	59,622	130,253	35,859	650,349
Registration and filing fees	44,651	53,352	44,955	77,037
Custody fees	3,474	7,152	1,931	36,530
Fund accounting fees	11,371	23,585	6,981	112,421
Trustee fees	288	1,289	367	6,167
Compliance services fees	342	587	116	2,188
Service fees	1,124	3,013	756	13,576
Other fees	25,773	53,519	14,830	246,059
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	373,981	803,537	250,593	3,761,750
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	373,981	803,537	250,593	3,761,750
NET INVESTMENT INCOME (LOSS)	112,311	58,455	(21,520)	(1,929,925)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,147,507	(3,529,439)	(1,868,194)	(2,762,275)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(156,091)	(4,599,743)	(1,754,781)	(10,364,284)
Change in net unrealized appreciation/depreciation on investment securities	(1,028,512)	(819,880)	157,467	9,336,227
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(3,046)	(618,467)	(182,389)	13,406,933
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(40,142)	(9,567,529)	(3,647,897)	9,616,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$72,169	$(9,509,074)	$(3,669,417)	$7,686,676

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 233

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$434,117	$323,151	$134,291	$189,569	$202,924	$565,822
999	372	138,238	363	389	753,515
—	—	(105)	(103)	(103)	(232)
805	86	135	151	211	1,336
435,921	323,609	272,559	189,980	203,421	1,320,441

222,393	97,587	120,592	109,941	80,630	596,387
44,479	19,518	24,118	21,988	16,126	127,797
24,414	10,488	13,656	12,053	8,849	70,000
19,021	13,417	10,089	10,145	5,470	72,694
22,306	11,597	8,553	10,805	8,965	59,654
65,501	26,009	36,841	35,286	22,400	199,762
45,143	31,196	31,900	35,823	29,359	69,875
5,911	2,827	2,675	3,437	2,775	13,440
15,141	7,564	9,139	7,722	6,154	40,025
750	299	477	330	243	2,115
334	115	131	146	144	824
1,733	699	956	785	592	4,700
29,076	13,361	19,328	15,944	10,886	110,207
—	13,487	—	—	4,240	—
496,202	248,164	278,455	264,405	196,833	1,367,480
—	(4,105)	—	—	—	—
496,202	244,059	278,455	264,405	196,833	1,367,480
(60,281)	79,550	(5,896)	(74,425)	6,588	(47,039)

4,100,470	1,820,565	2,625,736	23,473	(873,011)	2,471,766
—	—	(174,770)	—	—	523,072
—	—	(566,176)	—	—	2,532,420
(1,724,576)	238,114	(3,041,811)	(478,894)	(259,004)	362,875
—	—	70,114	—	—	998,530
—	—	(42,292)	—	—	(217,396)
2,375,894	2,058,679	(1,129,199)	(455,421)	(1,132,015)	6,671,267
$2,315,613	$2,138,229	$(1,135,095)	$(529,846)	$(1,125,427)	$6,624,228

See accompanying notes to the financial statements.

234 :: Statements of Operations :: For the Periods Indicated

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$445,862	$62,212	$95,790	$236,654
Interest	101,516	41,917	37,450	124,984
Foreign tax withholding	(177)	(571)	—	(15,531)
Income from securities lending	21	96	1,497	1,579
TOTAL INVESTMENT INCOME	547,222	103,654	134,737	347,686
EXPENSES:
Advisory fees	144,224	52,625	52,586	168,223
Management services fees	28,845	10,525	10,517	33,645
Administration fees	16,300	5,782	5,658	18,675
Distribution and services fees—Service Class	10,301	4,184	8,563	11,652
Transfer agency fees	12,096	4,607	4,380	17,204
Administrative services fees	46,367	17,226	16,981	48,451
Registration and filing fees	51,536	36,198	31,250	34,743
Custody fees	2,894	2,481	1,043	3,824
Fund accounting fees	9,127	3,372	3,379	10,763
Trustee fees	598	213	172	570
Compliance services fees	147	75	65	235
Service fees	1,120	385	408	1,246
Other fees	20,860	13,146	11,476	25,189
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	344,415	150,819	146,478	374,420
Expenses reduced and reimbursed by the Advisor	—	—	(7,399)	—
TOTAL NET EXPENSES	344,415	150,819	139,079	374,420
NET INVESTMENT INCOME (LOSS)	202,807	(47,165)	(4,342)	(26,734)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,901,641	(652,387)	786,976	(1,249,217)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(2,288,720)	(2,411,837)	(457,236)	3,512,204
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(5,689,485)	(1,810,533)	(1,566,131)	3,722,159
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(1,109,318)	(240,857)	(348,295)	(1,238,899)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,185,882)	(5,115,614)	(1,584,686)	4,746,247
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,983,075)	$(5,162,779)	$(1,589,028)	$4,719,513

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 235

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$1,255,555	$—	$—	$—	$1,222,157	$—
240,746	758,426	197,925	372,558	358,680	94,454
—	—	—	—	—	—
237	—	—	—	5	—
1,496,538	758,426	197,925	372,558	1,580,842	94,454

336,740	254,862	70,094	133,508	529,905	31,620
67,348	50,973	14,019	26,702	105,982	6,324
35,837	27,405	7,687	14,454	61,307	3,455
9,424	18,642	3,478	28,832	22,076	4,761
19,740	17,779	4,406	15,627	30,266	2,868
132,706	85,763	24,996	33,759	185,638	9,999
51,275	38,394	29,401	42,464	55,186	36,230
7,023	5,557	2,425	23,726	13,148	552
21,425	15,755	4,286	8,268	31,445	1,986
658	967	293	447	2,414	94
669	278	49	215	482	57
2,423	1,888	587	1,049	3,999	236
49,583	30,553	8,886	33,457	75,128	6,665
2,427	—	—	—	—	—
737,278	548,816	170,607	362,508	1,116,976	104,847
—	—	(5,000)	(11,360)	—	(25,041)
737,278	548,816	165,607	351,148	1,116,976	79,806
759,260	209,610	32,318	21,410	463,866	14,648

(1,478,311)	—	—	—	50,240,573	—
—	(10,774)	—	—	—	6,815
1,134,748	(4,650,367)	(380,334)	—	332,783	(511,736)
—	—	—	638,004	—	—
2,290,080	—	—	—	(48,421,934)	—
—	—	—	—	—	(40,409)
51,971	(1,492,070)	(156,801)	—	1,148,649	60,830
—	—	—	65,439	—	—
1,998,488	(6,153,211)	(537,135)	703,443	3,300,071	(484,500)
$2,757,748	$(5,943,601)	$(504,817)	$724,853	$3,763,937	$(469,852)

See accompanying notes to the financial statements.

236 :: Statements of Operations :: For the Periods Indicated

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	42,144	131,411	31,332	65,480
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	42,144	131,411	31,332	65,480
EXPENSES:
Advisory fees	14,298	43,860	10,760	22,142
Management services fees	2,860	8,772	2,152	4,428
Administration fees	1,653	4,815	1,186	2,540
Distribution and services fees—Service Class	403	768	1,514	1,410
Transfer agency fees	1,042	3,135	1,088	1,884
Administrative services fees	5,455	14,970	3,415	6,978
Registration and filing fees	33,130	37,267	31,180	34,225
Custody fees	518	896	258	544
Fund accounting fees	935	2,774	678	1,480
Trustee fees	54	154	41	74
Compliance services fees	26	55	13	87
Service fees	115	328	88	196
Other fees	3,591	7,306	3,015	7,075
Total Gross Expenses before reductions	64,080	125,100	55,388	83,063
Expenses reduced and reimbursed by the Advisor	(29,742)	(20,238)	(28,336)	(29,102)
TOTAL NET EXPENSES	34,338	104,862	27,052	53,961
NET INVESTMENT INCOME (LOSS)	7,806	26,549	4,280	11,519
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	117,543
Net realized gains (losses) on swap agreements	378,108	(2,325,282)	(145,573)	627,337
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(7,633)
Change in net unrealized appreciation/depreciation on swap agreements	121,998	185,724	15,681	14,113
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	500,106	(2,139,558)	(129,892)	751,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$507,912	$(2,113,009)	$(125,612)	$762,879

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 237

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$96,822	$219,053	$182,563	$729,327	$89,583	$—
272,791	515	542	374,155	37,031	665,460
(30)	—	—	—	—	—
2,026	1,522	1,254	286	464	956
371,609	221,090	184,359	1,103,768	127,078	666,416

161,638	169,011	93,785	505,017	44,244	134,703
32,328	33,802	18,757	101,004	8,849	40,411
18,256	18,848	10,655	57,975	5,033	22,450
9,427	12,574	5,034	29,858	811	20,882
12,400	12,966	9,850	35,718	3,140	23,826
52,159	55,629	25,010	183,234	17,010	55,651
52,707	41,098	34,327	65,495	35,042	38,648
3,987	4,442	2,906	9,628	1,354	6,118
14,687	11,686	7,367	31,293	2,982	12,939
656	603	384	1,537	165	622
156	163	53	442	117	389
1,338	1,404	719	3,651	333	1,459
31,949	22,050	13,900	66,954	8,779	23,226
391,688	384,276	222,747	1,091,806	127,859	381,324
—	—	—	—	(20,896)	—
391,688	384,276	222,747	1,091,806	106,963	381,324
(20,079)	(163,186)	(38,388)	11,962	20,115	285,092

97,021	(790,974)	3,511,092	(4,180,349)	(2,157,256)	463,676
(356,114)	—	—	—	—	10,743
(2,064,463)	—	—	(9,021,966)	(2,188,465)	2,371,614
(833,408)	(4,789,528)	(4,348,613)	(1,692,797)	(126,658)	626,692
128,439	—	—	—	—	—
(102,874)	—	—	2,221,977	(43,313)	682,921
(3,131,399)	(5,580,502)	(837,521)	(12,673,135)	(4,515,692)	4,155,646
$(3,151,478)	$(5,743,688)	$(875,909)	$(12,661,173)	$(4,495,577)	$4,440,738

See accompanying notes to the financial statements.

238 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$—	$1,803,470	$355,615	$609,997
Interest	242,511	984,629	92,365	223,806
Foreign tax withholding	—	—	(28,872)	—
Income from securities lending	—	6,952	7,938	—
TOTAL INVESTMENT INCOME	242,511	2,795,051	427,046	833,803
EXPENSES:
Advisory fees	80,079	1,027,458	194,067	271,860
Management services fees	16,016	205,493	38,814	54,372
Administration fees	8,583	111,288	21,308	29,677
Distribution and services fees—Service Class	5,011	18,072	6,305	10,193
Transfer agency fees	8,362	80,252	18,310	25,866
Administrative services fees	21,594	320,954	60,854	84,961
Registration and filing fees	50,747	75,277	42,232	50,970
Custody fees	1,516	24,861	16,671	5,621
Fund accounting fees	4,903	64,884	12,236	17,035
Trustee fees	275	3,234	659	915
Compliance services fees	118	1,284	249	351
Service fees	589	7,755	1,403	2,073
Other fees	10,486	129,994	32,021	42,768
Recoupment of prior expenses reduced by the Advisor	4,500	—	—	—
Total Gross Expenses before reductions	212,779	2,070,806	445,129	596,662
Expenses reduced and reimbursed by the Advisor	(11,737)	—	—	—
TOTAL NET EXPENSES	201,042	2,070,806	445,129	596,662
NET INVESTMENT INCOME (LOSS)	41,469	724,245	(18,083)	237,141
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	2,344,666	(1,845,813)	195,202
Net realized gains (losses) on futures contracts	(154,851)	316,724	—	192,626
Net realized gains (losses) on swap agreements	(2,978,381)	1,889,084	(6,464,320)	(221,472)
Change in net unrealized appreciation/depreciation on investment securities	—	(6,074,870)	(2,358,351)	1,057,007
Change in net unrealized appreciation/depreciation on futures contracts	6,427	371,627	—	214,550
Change in net unrealized appreciation/depreciation on swap agreements	199,284	(2,189,893)	(67,916)	(571,580)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,927,521)	(3,342,662)	(10,736,400)	866,333
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,886,052)	$(2,618,417)	$(10,754,483)	$1,103,474

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 239

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$297,161	$—	$—	$979,249	$730,035	$3,261,479
50,090	93,800	341,567	99,655	573,806	3,863,739
(38,794)	—	—	(92,583)	(460)	(1,337)
251	—	—	19,536	3,504	11,302
308,708	93,800	341,567	1,005,857	1,306,885	7,135,183

119,415	31,907	154,595	249,140	579,524	3,554,434
23,883	6,381	25,766	49,828	115,905	710,890
13,169	3,532	14,141	27,420	63,494	387,574
3,669	973	2,696	2,439	16,732	114,734
10,711	2,666	13,954	47,834	38,539	327,532
37,088	9,912	34,581	26,776	214,742	1,072,661
42,200	35,427	42,759	44,942	39,591	83,730
16,787	646	2,564	55,080	13,527	100,017
7,517	1,936	7,968	15,850	37,366	219,329
439	117	461	896	1,925	11,647
114	27	157	354	692	4,589
882	240	985	1,874	4,324	26,576
20,796	5,180	15,941	39,841	75,977	592,678
—	—	—	—	—	—
296,670	98,944	316,568	562,274	1,202,338	7,206,391
—	(11,051)	—	—	—	—
296,670	87,893	316,568	562,274	1,202,338	7,206,391
12,038	5,907	24,999	443,583	104,547	(71,208)

1,223,533	—	—	(1,480,887)	2,070,232	(1,653,823)
—	—	(2,179,747)	—	(392,906)	(10,398,024)
(3,053,997)	(1,056,547)	(17,448)	(683,427)	(4,163,294)	26,482,286
(3,183,718)	—	—	860,043	(4,588,553)	15,721,384
—	—	119,217	—	784,266	2,301,428
(84,882)	(86,497)	(1,369)	(559,570)	(784,599)	(6,763,276)
(5,099,064)	(1,143,044)	(2,079,347)	(1,863,841)	(7,074,854)	25,689,975
$(5,087,026)	$(1,137,137)	$(2,054,348)	$(1,420,258)	$(6,970,307)	$25,618,767

See accompanying notes to the financial statements.

240 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	82,524	97,875	59,485	81,861
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	82,524	97,875	59,485	81,861
EXPENSES:
Advisory fees	27,199	32,688	20,173	26,933
Management services fees	5,440	6,538	4,035	5,387
Administration fees	2,963	3,604	2,174	2,922
Distribution and services fees—Service Class	1,303	2,238	1,020	448
Transfer agency fees	3,008	2,880	1,988	2,050
Administrative services fees	8,005	10,578	6,232	9,206
Registration and filing fees	33,810	32,058	31,632	33,236
Custody fees	518	693	385	559
Fund accounting fees	1,730	2,054	1,247	1,705
Trustee fees	78	113	70	91
Compliance services fees	44	47	26	53
Service fees	208	248	155	215
Other fees	5,688	6,560	4,500	4,691
Total Gross Expenses before reductions	89,994	100,299	73,637	87,496
Expenses reduced and reimbursed by the Advisor	(24,138)	(20,480)	(24,741)	(23,126)
TOTAL NET EXPENSES	65,856	79,819	48,896	64,370
NET INVESTMENT INCOME (LOSS)	16,668	18,056	10,589	17,491
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(3,452)	—	—
Net realized gains (losses) on swap agreements	(111,230)	(894,327)	133,490	(955,564)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	(3,176)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	52,304	89,066	49,385	65,345
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(58,926)	(811,889)	182,875	(890,219)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,258)	$(793,833)	$193,464	$(872,728)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 241

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019	Year Ended July 31, 2019

$—	$—	$—	$—	$—	$229,327
22,107	84,045	43,853	326,766	123,183	866,619
—	—	—	—	—	(80)
22,107	84,045	43,853	326,766	123,183	1,095,866

10,145	27,278	14,420	107,562	40,606	448,485
1,691	5,456	2,884	21,512	8,121	89,697
920	2,990	1,585	11,907	4,843	49,177
63	1,363	299	3,496	3,916	7,315
888	2,859	1,464	12,755	4,799	34,809
2,381	8,369	4,167	28,763	11,692	154,325
42,572	31,887	29,463	41,510	86,188	50,991
149	542	347	2,204	981	11,738
525	1,708	913	6,783	2,589	32,169
25	89	48	349	208	1,508
14	31	34	176	44	459
63	206	112	807	298	3,367
2,465	6,469	2,982	19,282	9,575	81,971
61,901	89,247	58,718	257,106	173,860	966,011
(41,773)	(23,143)	(24,195)	—	(73,574)	—
20,128	66,104	34,523	257,106	100,286	966,011
1,979	17,941	9,330	69,660	22,897	129,855

—	—	—	—	—	2,810,892
(151,569)	—	1,874	(917,678)	(90,997)	(782,294)
17,196	(1,333,919)	(440,997)	(231,265)	(861,728)	(8,416,344)
—	—	—	—	—	(6,211,247)
24,580	—	(8,206)	(19,960)	(21,055)	19,560
1,370	180,869	16,844	261,936	92,924	(770,460)
(108,423)	(1,153,050)	(430,485)	(906,967)	(880,856)	(13,349,893)
$(106,444)	$(1,135,109)	$(421,155)	$(837,307)	$(857,959)	$(13,220,038)

See accompanying notes to the financial statements.

242 :: Statements of Operations :: For the Periods Indicated

Utilities UltraSector ProFund
Year Ended July 31, 2019
INVESTMENT INCOME:
Dividends	$692,466
Interest	142,051
Income from securities lending	14
TOTAL INVESTMENT INCOME	834,531
EXPENSES:
Advisory fees	199,816
Management services fees	39,963
Administration fees	21,872
Distribution and services fees—Service Class	8,542
Transfer agency fees	14,234
Administrative services fees	76,367
Registration and filing fees	53,986
Custody fees	4,415
Fund accounting fees	13,107
Trustee fees	414
Compliance services fees	521
Service fees	1,579
Other fees	32,520
TOTAL NET EXPENSES	467,336
NET INVESTMENT INCOME (LOSS)	367,195
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(708,751)
Net realized gains (losses) on swap agreements	1,889,350
Change in net unrealized appreciation/depreciation on investment securities	1,979,031
Change in net unrealized appreciation/depreciation on swap agreements	(225,438)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,934,192
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,301,387

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,131	$97,385	$7,275	$(54,139)
Net realized gains (losses) on investments	802,183	(404,423)	277,339	566,266
Change in net unrealized appreciation/depreciation on investments	(2,408,451)	1,405,284	(1,639,602)	(137,735)
Change in net assets resulting from operations	(1,510,137)	1,098,246	(1,354,988)	374,392
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(119,956)	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(119,956)	—	—	—
Change in net assets resulting from capital transactions	(7,967,796)	724,389	(1,719,940)	(1,250,260)
Change in net assets	(9,597,889)	1,822,635	(3,074,928)	(875,868)
NET ASSETS:
Beginning of period	19,850,887	18,028,252	8,028,630	8,904,498
End of period	$10,252,998	$19,850,887	$4,953,702	$8,028,630
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,520,786	$214,776,956	$19,396,570	$156,332,311
Distributions reinvested	118,207	—	—	—
Value of shares redeemed	(53,485,074)	(213,829,553)	(20,919,000)	(157,545,481)
Service Class
Proceeds from shares issued	611,010	2,942,214	177,231	2,714,066
Distributions reinvested	—	—	—	—
Value of shares redeemed	(732,725)	(3,165,228)	(374,741)	(2,751,156)
Change in net assets resulting from capital transactions	$(7,967,796)	$724,389	$(1,719,940)	$(1,250,260)
SHARE TRANSACTIONS:
Investor Class
Issued	962,536	4,084,859	299,007	2,164,684
Reinvested	3,114	—	—	—
Redeemed	(1,121,876)	(4,118,858)	(326,539)	(2,194,512)
Service Class
Issued	13,531	60,102	3,095	40,565
Reinvested	—	—	—	—
Redeemed	(16,106)	(66,789)	(6,546)	(42,603)
Change in shares	(158,801)	(40,686)	(30,983)	(31,866)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$74,167	$(75,664)	$336,543	$(363,477)	$287,996	$74,561
(2,277,594)	(2,801,761)	1,291,579	31,159,553	2,761,571	6,152,859
211,726	(73,665)	(40,448,054)	(1,343,760)	1,469,292	2,888,506
(1,991,701)	(2,951,090)	(38,819,932)	29,452,316	4,518,859	9,115,926

—	—	(9,871,740)	(19,297,329)	(347,252)	—
—	—	(433,870)	(863,877)	(32,113)	—
—	—	(10,305,610)	(20,161,206)	(379,365)	—
8,691,232	(31,636,231)	(38,766,085)	(87,528,883)	9,462,993	(45,993,490)
6,699,531	(34,587,321)	(87,891,627)	(78,237,773)	13,602,487	(36,877,564)

13,449,327	48,036,648	255,421,006	333,658,779	51,750,387	88,627,951
$20,148,858	$13,449,327	$167,529,379	$255,421,006	$65,352,874	$51,750,387

$130,516,432	$211,919,483	$127,727,925	$183,256,556	$444,081,567	$663,351,509
—	—	9,731,885	18,864,529	338,692	—
(122,036,606)	(241,744,841)	(174,554,820)	(286,365,686)	(434,540,818)	(704,262,934)

4,983,412	4,903,936	4,172,644	6,432,308	56,888,989	43,412,694
—	—	431,729	857,927	31,763	—
(4,772,006)	(6,714,809)	(6,275,448)	(10,574,517)	(57,337,200)	(48,494,759)
$8,691,232	$(31,636,231)	$(38,766,085)	$(87,528,883)	$9,462,993	$(45,993,490)

4,239,965	6,378,011	2,072,533	2,761,972	3,493,735	5,481,641
—	—	192,520	296,705	2,541	—
(3,976,577)	(7,237,425)	(2,866,026)	(4,362,939)	(3,411,786)	(5,825,858)

172,630	162,673	83,253	117,863	541,281	424,566
—	—	10,935	16,849	286	—
(166,816)	(219,201)	(130,591)	(204,150)	(547,293)	(470,655)
269,202	(915,942)	(637,376)	(1,373,700)	78,764	(390,306)

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,287,849	$615	$2,400	$35,082
Net realized gains (losses) on investments	3,772,227	566,781	298,596	358,713
Change in net unrealized appreciation/depreciation on investments	118,968	(826,532)	(126,296)	(808,957)
Change in net assets resulting from operations	5,179,044	(259,136)	174,700	(415,162)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(64,275)	(164,916)
Service Class	—	—	(1,903)	(17,278)
Change in net assets resulting from distributions	—	—	(66,178)	(182,194)
Change in net assets resulting from capital transactions	(706,060)	(1,359,456)	(1,242,532)	(22,645,512)
Change in net assets	4,472,984	(1,618,592)	(1,134,010)	(23,242,868)
NET ASSETS:
Beginning of period	5,802,252	7,420,844	6,020,014	29,262,882
End of period	$10,275,236	$5,802,252	$4,886,004	$6,020,014
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$195,232,775	$36,030,672	$17,383,024	$40,457,897
Distributions reinvested	—	—	63,930	163,943
Value of shares redeemed	(196,019,922)	(37,202,686)	(18,365,983)	(62,954,817)
Service Class
Proceeds from shares issued	1,515,101	7,286	696,392	554,597
Distributions reinvested	—	—	1,903	17,278
Value of shares redeemed	(1,434,014)	(194,728)	(1,021,798)	(884,410)
Change in net assets resulting from capital transactions	$(706,060)	$(1,359,456)	$(1,242,532)	$(22,645,512)
SHARE TRANSACTIONS:
Investor Class
Issued	2,329,148	533,498	174,707	384,683
Reinvested	—	—	760	1,474
Redeemed	(2,298,345)	(553,728)	(185,095)	(599,908)
Service Class
Issued	21,382	116	7,584	5,764
Reinvested	—	—	25	170
Redeemed	(21,236)	(3,239)	(11,085)	(9,482)
Change in shares	30,949	(23,353)	(13,104)	(217,299)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Consumer Services UltraSector ProFund		Europe 30 ProFund		Falling U.S. Dollar ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$(111,452)	$(152,958)	$82,804	$151,001	$(3,969)	$(31,654)
4,028,613	9,136,860	501,255	1,724,416	(175,062)	(305,397)
(76,537)	6,885,107	(332,961)	(1,082,624)	(7,733)	(100,272)
3,840,624	15,869,009	251,098	792,793	(186,764)	(437,323)

(1,973,365)	(952,427)	(257,496)	(220,663)	—	—
(89,732)	(29,840)	(16,926)	—	—	—
(2,063,097)	(982,267)	(274,422)	(220,663)	—	—
(45,728,201)	88,851,896	1,848,591	(8,746,013)	(805,724)	(16,348)
(43,950,674)	103,738,638	1,825,267	(8,173,883)	(992,488)	(453,671)

136,997,878	33,259,240	3,436,215	11,610,098	1,998,969	2,452,640
$93,047,204	$136,997,878	$5,261,482	$3,436,215	$1,006,481	$1,998,969

$136,239,975	$172,397,577	$56,844,915	$80,123,984	$19,541,204	$24,669,362
1,960,936	904,211	247,413	220,086	—	—
(181,209,919)	(87,969,540)	(55,182,202)	(88,892,219)	(19,711,934)	(25,252,464)

4,637,775	4,188,831	5,416,826	7,791,613	27,764,103	43,696,954
89,560	29,839	16,906	—	—	—
(7,446,528)	(699,022)	(5,495,267)	(7,989,477)	(28,399,097)	(43,130,200)
$(45,728,201)	$88,851,896	$1,848,591	$(8,746,013)	$(805,724)	$(16,348)

1,017,144	1,467,393	4,495,027	5,659,161	1,187,640	1,380,341
19,022	8,053	19,747	15,521	—	—
(1,405,101)	(768,524)	(4,330,282)	(6,257,421)	(1,198,742)	(1,417,228)

39,654	40,219	372,709	515,598	1,799,735	2,677,848
1,005	302	1,226	—	—	—
(65,185)	(6,681)	(376,054)	(526,656)	(1,845,970)	(2,660,220)
(393,461)	740,762	182,373	(593,797)	(57,337)	(19,259)

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$112,311	$330	$58,455	$(55,395)
Net realized gains (losses) on investments	991,416	3,006,251	(8,129,182)	4,082,953
Change in net unrealized appreciation/depreciation on investments	(1,031,558)	(380,064)	(1,438,347)	307,699
Change in net assets resulting from operations	72,169	2,626,517	(9,509,074)	4,335,257
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(14,197)	(2,209,849)
Service Class	—	—	—	(243,279)
Change in net assets resulting from distributions	—	—	(14,197)	(2,453,128)
Change in net assets resulting from capital transactions	31,085,699	(10,145,875)	(16,048,305)	(22,919,695)
Change in net assets	31,157,868	(7,519,358)	(25,571,576)	(21,037,566)
NET ASSETS:
Beginning of period	10,049,207	17,568,565	41,549,556	62,587,122
End of period	$41,207,075	$10,049,207	$15,977,980	$41,549,556
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$145,715,705	$142,094,532	$197,168,116	$112,522,184
Distributions reinvested	—	—	13,514	2,150,392
Value of shares redeemed	(115,069,949)	(151,208,136)	(212,378,352)	(137,197,754)
Service Class
Proceeds from shares issued	2,468,621	3,105,539	3,732,596	1,314,342
Distributions reinvested	—	—	—	222,747
Value of shares redeemed	(2,028,678)	(4,137,810)	(4,584,179)	(1,931,606)
Change in net assets resulting from capital transactions	$31,085,699	$(10,145,875)	$(16,048,305)	$(22,919,695)
SHARE TRANSACTIONS:
Investor Class
Issued	6,494,399	6,539,095	3,131,516	1,951,677
Reinvested	—	—	244	39,348
Redeemed	(5,286,237)	(6,943,394)	(3,541,978)	(2,410,889)
Service Class
Issued	124,665	161,891	70,958	26,753
Reinvested	—	—	—	4,822
Redeemed	(102,582)	(213,116)	(88,785)	(39,435)
Change in shares	1,230,245	(455,524)	(428,045)	(427,724)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Industrials UltraSector ProFund		Internet UltraSector ProFund		Large-Cap Growth ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$(21,520)	$(40,950)	$(1,929,925)	$(1,922,499)	$(60,281)	$(78,764)
(3,622,975)	2,515,096	(13,126,559)	55,454,838	4,100,470	1,769,341
(24,922)	(193,509)	22,743,160	23,188,175	(1,724,576)	4,050,288
(3,669,417)	2,280,637	7,686,676	76,720,514	2,315,613	5,740,865

—	(1,281,682)	—	(14,299,687)	(422,081)	(304,461)
—	(42,515)	—	(937,987)	(33,578)	(44,436)
—	(1,324,197)	—	(15,237,674)	(455,659)	(348,897)
5,790,164	(20,632,027)	(80,195,839)	82,915,507	(10,523,623)	(7,392,255)
2,120,747	(19,675,587)	(72,509,163)	144,398,347	(8,663,669)	(2,000,287)

8,360,593	28,036,180	292,565,802	148,167,455	34,670,873	36,671,160
$10,481,340	$8,360,593	$220,056,639	$292,565,802	$26,007,204	$34,670,873

$93,353,566	$90,899,334	$264,569,454	$332,598,331	$185,832,940	$142,039,898
—	1,189,631	—	13,998,057	421,871	304,056
(87,847,053)	(112,236,378)	(338,176,695)	(268,881,728)	(199,594,322)	(146,708,331)

1,843,624	571,095	9,893,576	15,063,535	7,279,415	2,573,029
—	42,513	—	937,793	33,578	44,436
(1,559,973)	(1,098,222)	(16,482,174)	(10,800,481)	(4,497,105)	(5,645,343)
$5,790,164	$(20,632,027)	$(80,195,839)	$82,915,507	$(10,523,623)	$(7,392,255)

841,454	857,464	2,899,012	4,066,125	2,074,959	1,702,781
—	11,126	—	199,715	5,333	3,653
(831,404)	(1,080,877)	(3,770,433)	(3,431,292)	(2,217,056)	(1,763,679)

20,022	6,087	137,485	228,885	92,139	37,426
—	448	—	17,004	503	624
(15,874)	(11,674)	(233,578)	(181,521)	(61,169)	(80,594)
14,198	(217,426)	(967,514)	898,916	(105,291)	(99,789)

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Value ProFund		Mid-Cap ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$79,550	$43,091	$(5,896)	$(113,532)
Net realized gains (losses) on investments	1,820,565	1,940,223	1,884,790	5,007,899
Change in net unrealized appreciation/depreciation on investments	238,114	(1,079,469)	(3,013,989)	(274,005)
Change in net assets resulting from operations	2,138,229	903,845	(1,135,095)	4,620,362
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(115,013)	(151,524)	(432,126)	(3,926,116)
Service Class	(70,361)	(7,541)	(27,064)	(85,658)
Change in net assets resulting from distributions	(185,374)	(159,065)	(459,190)	(4,011,774)
Change in net assets resulting from capital transactions	5,158,557	(3,888,235)	(9,441,120)	(28,530,012)
Change in net assets	7,111,412	(3,143,455)	(11,035,405)	(27,921,424)
NET ASSETS:
Beginning of period	5,931,375	9,074,830	20,716,001	48,637,425
End of period	$13,042,787	$5,931,375	$9,680,596	$20,716,001
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$119,894,107	$73,353,778	$51,657,279	$113,302,678
Distributions reinvested	114,949	150,499	429,644	3,903,535
Value of shares redeemed	(115,436,127)	(75,751,537)	(63,462,226)	(145,548,043)
Service Class
Proceeds from shares issued	1,770,566	679,821	11,224,697	692,697
Distributions reinvested	70,361	7,541	27,064	85,658
Value of shares redeemed	(1,255,299)	(2,328,337)	(9,317,578)	(966,537)
Change in net assets resulting from capital transactions	$5,158,557	$(3,888,235)	$(9,441,120)	$(28,530,012)
SHARE TRANSACTIONS:
Investor Class
Issued	1,876,935	1,129,418	611,176	1,264,284
Reinvested	2,048	2,286	5,850	44,607
Redeemed	(1,781,080)	(1,164,082)	(755,238)	(1,636,469)
Service Class
Issued	30,827	11,866	162,336	9,147
Reinvested	1,395	127	443	1,158
Redeemed	(22,030)	(40,006)	(136,298)	(12,763)
Change in shares	108,095	(60,391)	(111,731)	(330,036)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

Mid-Cap Growth ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$(74,425)	$(107,780)	$6,588	$(16,750)	$(47,039)	$(333,863)
23,473	687,037	(873,011)	1,379,682	5,527,258	7,701,225
(478,894)	933,232	(259,004)	(680,024)	1,144,009	10,194,087
(529,846)	1,512,489	(1,125,427)	682,908	6,624,228	17,561,449

—	—	(136,039)	(839,790)	—	(602,089)
—	—	(21,413)	(77,016)	—	(50,413)
—	—	(157,452)	(916,806)	—	(652,502)
(208,493)	8,941,208	(869,754)	291,737	9,865,475	(29,806,821)
(738,339)	10,453,697	(2,152,633)	57,839	16,489,703	(12,897,874)

20,844,804	10,391,107	8,293,000	8,235,161	91,193,282	104,091,156
$20,106,465	$20,844,804	$6,140,367	$8,293,000	$107,682,985	$91,193,282

$57,090,083	$80,962,648	$72,015,143	$23,258,581	$507,583,011	$1,325,532,171
—	—	135,944	835,965	—	591,119
(58,666,178)	(71,532,065)	(73,081,004)	(23,757,494)	(495,189,959)	(1,358,032,959)

1,891,957	586,367	247,128	83,783	51,703,129	33,834,116
—	—	21,401	76,974	—	50,366
(524,355)	(1,075,742)	(208,366)	(206,072)	(54,230,706)	(31,781,634)
$(208,493)	$8,941,208	$(869,754)	$291,737	$9,865,475	$(29,806,821)

633,163	904,044	1,002,576	303,175	7,080,749	20,344,134
—	—	2,173	11,136	—	9,200
(655,947)	(802,458)	(1,028,362)	(312,610)	(6,919,458)	(20,870,030)

24,664	7,768	4,162	1,291	894,554	625,321
—	—	417	1,226	—	943
(7,121)	(14,405)	(3,497)	(3,217)	(938,917)	(590,202)
(5,241)	94,949	(22,531)	1,001	116,928	(480,634)

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$202,807	$207,398	$(47,165)	$125,141
Net realized gains (losses) on investments	(387,079)	1,135,060	(3,064,224)	(1,703,459)
Change in net unrealized appreciation/depreciation on investments	(6,798,803)	2,622,394	(2,051,390)	399,019
Change in net assets resulting from operations	(6,983,075)	3,964,852	(5,162,779)	(1,179,299)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(265,427)	(211,425)	(107,352)	(243,865)
Service Class	(3,157)	—	(130)	(5,703)
Change in net assets resulting from distributions	(268,584)	(211,425)	(107,482)	(249,568)
Change in net assets resulting from capital transactions	(23,423,552)	18,896,957	3,327,055	(4,255,719)
Change in net assets	(30,675,211)	22,650,384	(1,943,206)	(5,684,586)
NET ASSETS:
Beginning of period	44,807,584	22,157,200	8,520,990	14,205,576
End of period	$14,132,373	$44,807,584	$6,577,784	$8,520,990
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,763,852	$163,849,156	$39,452,566	$86,585,054
Distributions reinvested	227,593	205,624	106,155	236,275
Value of shares redeemed	(103,815,177)	(144,402,831)	(36,618,169)	(90,947,809)
Service Class
Proceeds from shares issued	1,337,133	1,141,859	2,108,137	2,028,045
Distributions reinvested	3,133	—	130	5,606
Value of shares redeemed	(1,940,086)	(1,896,851)	(1,721,764)	(2,162,890)
Change in net assets resulting from capital transactions	$(23,423,552)	$18,896,957	$3,327,055	$(4,255,719)
SHARE TRANSACTIONS:
Investor Class
Issued	2,464,384	4,378,626	5,979,669	6,964,784
Reinvested	8,787	5,348	21,273	19,225
Redeemed	(3,036,983)	(3,968,188)	(5,455,032)	(7,426,933)
Service Class
Issued	51,907	34,905	304,623	179,020
Reinvested	140	—	28	504
Redeemed	(68,737)	(56,711)	(253,891)	(196,161)
Change in shares	(580,502)	393,980	596,670	(459,561)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$(4,342)	$33,340	$(26,734)	$(163,605)	$759,260	$41,074
329,740	772,392	2,262,987	(155,798)	(343,563)	296,642
(1,914,426)	(311,330)	2,483,260	(4,306,125)	2,342,051	(683,736)
(1,589,028)	494,402	4,719,513	(4,625,528)	2,757,748	(346,020)

(211,504)	(441,843)	—	—	(660,713)	—
(22,795)	(41,346)	—	—	(843)	—
(234,299)	(483,189)	—	—	(661,556)	—
(698,080)	(2,577,731)	766,370	1,516,259	17,641,022	(4,128,707)
(2,521,407)	(2,566,518)	5,485,883	(3,109,269)	19,737,214	(4,474,727)

7,994,761	10,561,279	25,430,306	28,539,575	6,934,272	11,408,999
$5,473,354	$7,994,761	$30,916,189	$25,430,306	$26,671,486	$6,934,272

$21,945,264	$24,254,046	$185,818,388	$207,770,406	$233,417,803	$69,990,951
211,460	440,793	—	—	630,764	—
(22,712,030)	(27,125,405)	(184,529,000)	(206,260,327)	(216,614,876)	(74,152,813)

1,218,874	118,293	17,046,345	19,591,824	5,080,159	1,779,862
22,017	40,768	—	—	843	—
(1,383,665)	(306,226)	(17,569,363)	(19,585,644)	(4,873,671)	(1,746,707)
$(698,080)	$(2,577,731)	$766,370	$1,516,259	$17,641,022	$(4,128,707)

907,848	985,664	5,939,991	5,600,401	5,091,527	1,619,698
10,774	17,717	—	—	14,178	—
(948,616)	(1,104,301)	(5,958,648)	(5,544,979)	(4,745,616)	(1,727,964)

50,436	5,601	647,782	593,463	113,681	43,734
1,286	1,848	—	—	18	—
(63,096)	(14,183)	(667,865)	(587,416)	(110,497)	(43,070)
(41,368)	(107,654)	(38,740)	61,469	363,291	(107,602)

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$209,610	$(91,939)	$32,318	$(38,669)
Net realized gains (losses) on investments	(4,661,141)	(1,414,741)	(380,334)	(21,240)
Change in net unrealized appreciation/depreciation on investments	(1,492,070)	1,178,360	(156,801)	212,114
Change in net assets resulting from operations	(5,943,601)	(328,320)	(504,817)	152,205
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	9,199,031	(5,977,753)	(13,046,907)	7,206,979
Change in net assets	3,255,430	(6,306,073)	(13,551,724)	7,359,184
NET ASSETS:
Beginning of period	27,145,444	33,451,517	16,522,372	9,163,188
End of period	$30,400,874	$27,145,444	$2,970,648	$16,522,372
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$380,069,502	$221,273,108	$8,422,034	$22,818,518
Distributions reinvested	—	—	—	—
Value of shares redeemed	(370,711,201)	(227,484,305)	(21,441,580)	(15,465,339)
Service Class
Proceeds from shares issued	36,504,218	102,546,723	123,032	1,478,766
Distributions reinvested	—	—	—	—
Value of shares redeemed	(36,663,488)	(102,313,279)	(150,393)	(1,624,966)
Change in net assets resulting from capital transactions	$9,199,031	$(5,977,753)	$(13,046,907)	$7,206,979
SHARE TRANSACTIONS:
Investor Class
Issued	9,528,488	5,373,538	551,138	1,482,061
Reinvested	—	—	—	—
Redeemed	(9,306,165)	(5,543,242)	(1,407,851)	(1,017,902)
Service Class
Issued	1,008,316	2,816,274	8,463	101,766
Reinvested	—	—	—	—
Redeemed	(1,029,414)	(2,802,428)	(10,679)	(111,994)
Change in shares	201,225	(155,858)	(858,929)	453,931

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$21,410	$(130,527)	$463,866	$131,415	$14,648	$(15,174)
638,004	(27,039)	50,573,356	31,962,634	(504,921)	(1,008,561)
65,439	933,120	(47,273,285)	38,070,130	20,421	(19,056)
724,853	775,554	3,763,937	70,164,179	(469,852)	(1,042,791)

(64,028)	—	(11,989,242)	(24,943,535)	—	—
(39,659)	—	(493,055)	(676,681)	—	—
(103,687)	—	(12,482,297)	(25,620,216)	—	—
(3,835,446)	(7,334,860)	(174,416,979)	24,173,432	2,753,650	1,390,214
(3,214,280)	(6,559,306)	(183,135,339)	68,717,395	2,283,798	347,423

15,795,839	22,355,145	249,834,123	181,116,728	2,932,658	2,585,235
$12,581,559	$15,795,839	$66,698,784	$249,834,123	$5,216,456	$2,932,658

$83,498,071	$89,279,238	$153,101,504	$316,624,753	$94,841,596	$110,287,287
62,436	—	9,646,745	24,662,920	—	—
(86,490,392)	(92,949,689)	(335,171,333)	(317,313,748)	(92,658,666)	(109,128,013)

29,197,344	57,242,060	4,804,681	9,246,763	20,501,563	2,639,678
39,538	—	484,464	673,233	—	—
(30,142,443)	(60,906,469)	(7,283,040)	(9,720,489)	(19,930,843)	(2,408,738)
$(3,835,446)	$(7,334,860)	$(174,416,979)	$24,173,432	$2,753,650	$1,390,214

2,920,209	3,280,110	3,483,339	5,240,168	10,357,299	10,394,264
2,188	—	294,171	418,646	—	—
(3,034,035)	(3,410,822)	(6,357,034)	(5,348,395)	(10,103,667)	(10,326,008)

1,139,124	2,378,886	138,541	180,036	2,458,636	304,305
1,548	—	19,240	13,595	—	—
(1,175,272)	(2,517,688)	(193,494)	(202,879)	(2,396,558)	(274,927)
(146,238)	(269,514)	(2,615,237)	301,171	315,710	97,634

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,806	$(14,357)	$26,549	$(36,058)
Net realized gains (losses) on investments	378,108	(306,869)	(2,325,282)	320,761
Change in net unrealized appreciation/depreciation on investments	121,998	(44,919)	185,724	220,555
Change in net assets resulting from operations	507,912	(366,145)	(2,113,009)	505,258
Change in net assets resulting from capital transactions	(29,505)	(624,009)	193,569	2,321,721
Change in net assets	478,407	(990,154)	(1,919,440)	2,826,979
NET ASSETS:
Beginning of period	1,639,617	2,629,771	6,594,592	3,767,613
End of period	$2,118,024	$1,639,617	$4,675,152	$6,594,592
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$38,174,330	$44,586,666	$210,985,135	$227,309,472
Value of shares redeemed	(38,189,339)	(45,085,350)	(210,759,510)	(224,958,137)
Service Class
Proceeds from shares issued	2,787,874	2,013,244	1,699,713	13,905,965
Value of shares redeemed	(2,802,370)	(2,138,569)	(1,731,769)	(13,935,579)
Change in net assets resulting from capital transactions	$(29,505)	$(624,009)	$193,569	$2,321,721
SHARE TRANSACTIONS:
Investor Class
Issued	868,625	1,007,127	5,044,788	5,588,048
Redeemed	(865,220)	(1,016,789)	(5,056,342)	(5,520,445)
Service Class
Issued	64,857	42,030	40,359	348,581
Redeemed	(64,872)	(44,918)	(40,538)	(355,895)
Change in shares	3,390	(12,550)	(11,733)	60,289

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$4,280	$(10,557)	$11,519	$(18,959)	$(20,079)	$(150,451)
(145,573)	(252,767)	744,880	(807,232)	(2,323,556)	6,191,788
15,681	(18,570)	6,480	(31,964)	(807,843)	1,080,488
(125,612)	(281,894)	762,879	(858,155)	(3,151,478)	7,121,825
(477,661)	1,318,346	(3,202,521)	2,569,266	(34,176,768)	9,520,156
(603,273)	1,036,452	(2,439,642)	1,711,111	(37,328,246)	16,641,981

1,817,749	781,297	3,610,821	1,899,710	45,996,497	29,354,516
$1,214,476	$1,817,749	$1,171,179	$3,610,821	$8,668,251	$45,996,497

$23,694,446	$30,219,401	$71,971,520	$127,526,395	$269,004,723	$1,483,669,233
(23,833,080)	(29,382,378)	(74,996,499)	(124,871,939)	(301,027,561)	(1,475,490,234)

7,472	3,960,786	12,334,020	20,940,324	9,821,653	19,483,391
(346,499)	(3,479,463)	(12,511,562)	(21,025,514)	(11,975,583)	(18,142,234)
$(477,661)	$1,318,346	$(3,202,521)	$2,569,266	$(34,176,768)	$9,520,156

1,676,185	1,947,458	5,085,814	8,862,492	3,175,352	17,683,405
(1,682,658)	(1,898,004)	(5,271,450)	(8,689,769)	(3,555,236)	(17,565,958)

555	271,189	948,010	1,528,347	138,935	270,542
(26,832)	(244,256)	(957,973)	(1,540,621)	(168,503)	(254,170)
(32,750)	76,387	(195,599)	160,449	(409,452)	133,819

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap Value ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(163,186)	$(207,439)	$(38,388)	$(56,884)
Net realized gains (losses) on investments	(790,974)	1,514,498	3,511,092	1,220,842
Change in net unrealized appreciation/depreciation on investments	(4,789,528)	3,300,807	(4,348,613)	2,145,391
Change in net assets resulting from operations	(5,743,688)	4,607,866	(875,909)	3,309,349
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(926,073)	—	(331,882)	—
Service Class	(41,621)	—	(50,094)	—
Change in net assets resulting from distributions	(967,694)	—	(381,976)	—
Change in net assets resulting from capital transactions	(11,557,650)	7,466,544	(26,082,373)	16,070,484
Change in net assets	(18,269,032)	12,074,410	(27,340,258)	19,379,833
NET ASSETS:
Beginning of period	30,294,760	18,220,350	33,149,787	13,769,954
End of period	$12,025,728	$30,294,760	$5,809,529	$33,149,787
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$109,820,789	$173,669,154	$65,287,200	$149,525,529
Distributions reinvested	919,734	—	324,848	—
Value of shares redeemed	(122,615,224)	(165,021,521)	(91,759,284)	(133,195,207)
Service Class
Proceeds from shares issued	2,004,692	8,983,281	613,883	527,173
Distributions reinvested	41,511	—	47,803	—
Value of shares redeemed	(1,729,152)	(10,164,370)	(596,823)	(787,011)
Change in net assets resulting from capital transactions	$(11,557,650)	$7,466,544	$(26,082,373)	$16,070,484
SHARE TRANSACTIONS:
Investor Class
Issued	1,137,112	1,886,432	826,372	1,630,841
Reinvested	11,858	—	4,783	—
Redeemed	(1,322,057)	(1,792,556)	(1,094,108)	(1,457,090)
Service Class
Issued	27,166	123,917	8,985	6,732
Reinvested	653	—	851	—
Redeemed	(22,794)	(141,832)	(8,893)	(10,213)
Change in shares	(168,062)	75,961	(262,010)	170,270

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		U.S. Government Plus ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$11,962	$(196,757)	$20,115	$46,040	$285,092	$48,289
(13,202,315)	12,830,602	(4,345,721)	142,129	2,846,033	(358,015)
529,180	6,071,426	(169,971)	(388,806)	1,309,613	(543,860)
(12,661,173)	18,705,271	(4,495,577)	(200,637)	4,440,738	(853,586)

(55,595)	(2,661,704)	(37,077)	(155,268)	(281,577)	(32,910)
(4,795)	(225,904)	(337)	(2,147)	(3,503)	(465)
(60,390)	(2,887,608)	(37,414)	(157,415)	(285,080)	(33,375)
(3,547,430)	6,788,588	4,085,650	(905,665)	3,369,498	(2,150,153)
(16,268,993)	22,606,251	(447,341)	(1,263,717)	7,525,156	(3,037,114)

102,463,030	79,856,779	1,991,103	3,254,820	18,870,989	21,908,103
$86,194,037	$102,463,030	$1,543,762	$1,991,103	$26,396,145	$18,870,989

$311,934,446	$269,143,915	$96,212,839	$21,386,035	$518,401,645	$568,231,287
52,334	2,499,597	36,950	145,745	262,290	29,665
(312,633,140)	(266,228,958)	(92,145,778)	(22,429,486)	(513,645,441)	(573,896,330)

5,044,153	10,642,361	277,287	53,603	44,851,682	127,446,644
4,795	225,851	337	2,147	3,503	465
(7,950,018)	(9,494,178)	(295,985)	(63,709)	(46,504,181)	(123,961,884)
$(3,547,430)	$6,788,588	$4,085,650	$(905,665)	$3,369,498	$(2,150,153)

2,255,207	2,347,197	4,583,382	948,091	9,736,081	10,587,595
514	22,362	2,077	5,874	4,759	601
(2,454,185)	(2,404,791)	(4,607,191)	(995,020)	(9,622,896)	(10,702,350)

43,499	109,295	13,324	2,544	909,967	2,574,719
56	2,375	20	91	72	10
(72,374)	(101,973)	(14,251)	(2,916)	(953,938)	(2,499,637)
(227,283)	(25,535)	(22,639)	(41,336)	74,045	(39,062)

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$41,469	$(64,561)	$724,245	$415,643
Net realized gains (losses) on investments	(3,133,232)	(5,191,804)	4,550,474	18,969,190
Change in net unrealized appreciation/depreciation on investments	205,711	(27,675)	(7,893,136)	12,278,997
Change in net assets resulting from operations	(2,886,052)	(5,284,040)	(2,618,417)	31,663,830
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(762,774)	—
Service Class	—	—	(7,389)	—
Change in net assets resulting from distributions	—	—	(770,163)	—
Change in net assets resulting from capital transactions	78,746	5,312,457	(7,817,877)	20,126,193
Change in net assets	(2,807,306)	28,417	(11,206,457)	51,790,023
NET ASSETS:
Beginning of period	11,941,949	11,913,532	187,543,346	135,753,323
End of period	$9,134,643	$11,941,949	$176,336,889	$187,543,346
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$170,097,085	$209,564,483	$1,611,817,398	$2,041,743,888
Distributions reinvested	—	—	745,165	—
Value of shares redeemed	(166,906,036)	(207,843,119)	(1,620,366,794)	(2,019,760,217)
Service Class
Proceeds from shares issued	8,520,592	6,088,448	23,535,936	13,674,077
Distributions reinvested	—	—	7,127	—
Value of shares redeemed	(11,632,895)	(2,497,355)	(23,556,709)	(15,531,555)
Change in net assets resulting from capital transactions	$78,746	$5,312,457	$(7,817,877)	$20,126,193
SHARE TRANSACTIONS:
Investor Class
Issued	7,694,864	7,939,430	26,334,951	36,367,790	(a)
Reinvested	—	—	11,061	—
Redeemed	(7,598,178)	(7,946,655)	(26,725,357)	(36,108,962	)(a)
Service Class
Issued	393,374	275,469	472,301	280,339	(a)
Reinvested	—	—	126	—
Redeemed	(550,183)	(110,476)	(482,677)	(323,808	)(a)
Change in shares	(60,123)	157,768	(389,595)	215,359

(a)         As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

UltraChina ProFund		UltraDow 30 ProFund		UltraEmerging Markets ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$(18,083)	$(57,111)	$237,141	$130,604	$12,038	$142,909
(8,310,133)	622,103	166,356	9,608,857	(1,830,464)	4,591,151
(2,426,267)	861,170	699,977	2,980,250	(3,268,600)	(3,012,310)
(10,754,483)	1,426,162	1,103,474	12,719,711	(5,087,026)	1,721,750

—	(331,919)	(250,371)	(1,521,025)	(73,918)	(66,295)
—	(16,999)	—	(44,045)	—	—
—	(348,918)	(250,371)	(1,565,070)	(73,918)	(66,295)
4,423,092	(8,689,099)	(264,363)	(3,308,508)	(5,115,136)	(48,315,785)
(6,331,391)	(7,611,855)	588,740	7,846,133	(10,276,080)	(46,660,330)

28,459,751	36,071,606	39,067,761	31,221,628	23,335,151	69,995,481
$22,128,360	$28,459,751	$39,656,501	$39,067,761	$13,059,071	$23,335,151

$248,686,803	$310,416,186	$141,729,317	$298,742,119	$67,929,866	$169,909,446
—	311,476	238,586	1,500,897	70,505	63,130
(243,902,607)	(317,851,146)	(141,358,941)	(303,443,754)	(72,837,912)	(217,762,634)

3,059,375	7,927,460	2,123,170	2,424,495	2,464,687	7,152,875
—	16,986	—	42,785	—	—
(3,420,479)	(9,510,061)	(2,996,495)	(2,575,050)	(2,742,282)	(7,678,602)
$4,423,092	$(8,689,099)	$(264,363)	$(3,308,508)	$(5,115,136)	$(48,315,785)

19,131,750	16,231,514	1,064,560	2,428,051	1,273,110	2,494,125
—	16,746	2,258	11,854	1,565	957
(18,772,847)	(16,754,202)	(1,077,631)	(2,452,078)	(1,385,726)	(3,250,530)

277,570	464,552	18,119	22,684	48,921	112,178
—	1,003	—	384	—	—
(300,441)	(565,699)	(25,993)	(23,776)	(55,096)	(123,003)
336,032	(606,086)	(18,687)	(12,881)	(117,226)	(766,273)

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,907	$(67,447)	$24,999	$(123,392)
Net realized gains (losses) on investments	(1,056,547)	1,400,823	(2,197,195)	5,074,141
Change in net unrealized appreciation/depreciation on investments	(86,497)	(141,785)	117,848	686,961
Change in net assets resulting from operations	(1,137,137)	1,191,591	(2,054,348)	5,637,710
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(423,244)	—
Service Class	—	—	(5,131)	—
Change in net assets resulting from distributions	—	—	(428,375)	—
Change in net assets resulting from capital transactions	(5,126,089)	(14,105,269)	(5,066,215)	(4,215,518)
Change in net assets	(6,263,226)	(12,913,678)	(7,548,938)	1,422,192
NET ASSETS:
Beginning of period	9,298,791	22,212,469	21,230,261	19,808,069
End of period	$3,035,565	$9,298,791	$13,681,323	$21,230,261
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$26,925,590	$83,732,979	$64,108,360	$174,095,947
Distributions reinvested	—	—	415,552	—
Value of shares redeemed	(31,947,675)	(96,580,447)	(69,650,754)	(178,205,277)
Service Class
Proceeds from shares issued	1,156,323	940,683	950,601	3,053,222
Distributions reinvested	—	—	5,131	—
Value of shares redeemed	(1,260,327)	(2,198,484)	(895,105)	(3,159,410)
Change in net assets resulting from capital transactions	$(5,126,089)	$(14,105,269)	$(5,066,215)	$(4,215,518)
SHARE TRANSACTIONS:
Investor Class
Issued	1,742,492	4,597,226	2,885,257	7,229,780
Reinvested	—	—	14,632	—
Redeemed	(2,057,231)	(5,310,194)	(3,128,091)	(7,377,689)
Service Class
Issued	81,084	57,736	47,982	144,068
Reinvested	—	—	210	—
Redeemed	(89,086)	(133,732)	(45,385)	(147,141)
Change in shares	(322,741)	(788,964)	(225,395)	(150,982)

(a)         As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

UltraLatin America ProFund		UltraMid-Cap ProFund			UltraNasdaq-100 ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018

$443,583	$254,151	$104,547	$(35,770)		$(71,208)	$(1,450,144)
(2,164,314)	(2,081,080)	(2,485,968)	15,842,086		14,430,439	113,631,032
300,473	(2,794,179)	(4,588,886)	4,593,588		11,259,536	45,671,208
(1,420,258)	(4,621,108)	(6,970,307)	20,399,904		25,618,767	157,852,096

(455,847)	(70,434)	(62,365)	(7,149,206)		(22,651,996)	—
—	—	(1,696)	(179,502)		(718,414)	—
(455,847)	(70,434)	(64,061)	(7,328,708)		(23,370,410)	—
(4,529,971)	10,086,426	(5,713,424)	(20,760,464)		2,168,276	(35,771,401)
(6,406,076)	5,394,884	(12,747,792)	(7,689,268)		4,416,633	122,080,695

38,047,271	32,652,387	93,998,277	101,687,545		512,374,109	390,293,414
$31,641,195	$38,047,271	$81,250,485	$93,998,277		$516,790,742	$512,374,109

$144,288,089	$251,108,077	$360,466,688	$358,426,892		$2,862,520,823	$3,122,352,560
452,132	67,636	61,384	7,003,109		21,819,789	—
(148,958,028)	(241,635,359)	(364,913,157)	(385,137,521)		(2,879,358,453)	(3,157,566,780)

2,293,064	6,259,342	22,862,315	26,536,262		48,552,537	59,878,589
—	—	1,696	179,502		690,329	—
(2,605,228)	(5,713,270)	(24,192,350)	(27,768,708)		(52,056,749)	(60,435,770)
$(4,529,971)	$10,086,426	$(5,713,424)	$(20,760,464)		$2,168,276	$(35,771,401)

4,468,924	6,202,660	8,695,897	8,223,313	(a)	40,660,778	51,347,928	(a)
15,368	1,758	1,934	159,306	(a)	274,497	—
(4,614,789)	(5,982,896)	(8,837,027)	(8,856,646	)(a)	(41,141,674)	(52,000,504	)(a)

70,791	154,855	683,880	717,744	(a)	897,526	1,118,256	(a)
—	—	65	4,898	(a)	10,620	—
(81,705)	(153,410)	(716,017)	(756,811	)(a)	(959,947)	(1,135,208	)(a)
(141,411)	222,967	(171,268)	(508,196)		(258,200)	(669,528)

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund			UltraShort Dow 30 ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,668	$(11,584)		$18,056	$(22,527)
Net realized gains (losses) on investments	(111,230)	(289,342)		(897,779)	(1,714,679)
Change in net unrealized appreciation/depreciation on investments	52,304	109,520		85,890	88,211
Change in net assets resulting from operations	(42,258)	(191,406)		(793,833)	(1,648,995)
Change in net assets resulting from capital transactions	1,512,424	857,934		1,322,646	472,552
Change in net assets	1,470,166	666,528		528,813	(1,176,443)
NET ASSETS:
Beginning of period	2,107,991	1,441,463		4,141,478	5,317,921
End of period	$3,578,157	$2,107,991		$4,670,291	$4,141,478
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$88,322,530	$76,288,365		$48,767,692	$58,096,746
Value of shares redeemed	(86,608,565)	(75,456,615)		(47,386,512)	(57,588,090)
Service Class
Proceeds from shares issued	2,006,933	770,351		21,519	149,930
Value of shares redeemed	(2,208,474)	(744,167)		(80,053)	(186,034)
Change in net assets resulting from capital transactions	$1,512,424	$857,934		$1,322,646	$472,552
SHARE TRANSACTIONS:
Investor Class
Issued	1,839,481	1,849,183	(a)	2,833,061	2,825,139
Redeemed	(1,814,479)	(1,824,874	)(a)	(2,750,495)	(2,795,920)
Service Class
Issued	49,502	22,644	(a)	1,386	7,531
Redeemed	(50,350)	(21,820	)(a)	(4,654)	(10,076)
Change in shares	24,154	25,133		79,298	26,674

(a)         As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(b)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 265

UltraShort Emerging Markets ProFund		UltraShort International ProFund		UltraShort Japan ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

$10,589	$(14,280)	$17,491	$(13,187)	$1,979	$(11,463)
133,490	(1,289,734)	(955,564)	(299,912)	(134,373)	(2,181,067)
49,385	119,230	65,345	20,250	25,950	(30,988)
193,464	(1,184,784)	(872,728)	(292,849)	(106,444)	(2,223,518)
(295,364)	1,916,208	893,745	(570,168)	406,028	1,641,409
(101,900)	731,424	21,017	(863,017)	299,584	(582,109)

3,065,357	2,333,933	2,148,578	3,011,595	714,268	1,296,377
$2,963,457	$3,065,357	$2,169,595	$2,148,578	$1,013,852	$714,268

$38,627,451	$55,972,527	$57,644,989	$31,286,180	$37,176,372	$57,958,554
(38,908,512)	(53,926,298)	(56,669,970)	(31,799,356)	(36,751,792)	(56,288,951)

1,180,226	573,558	1,400,048	325,832	323,504	192,786
(1,194,529)	(703,579)	(1,481,322)	(382,824)	(342,056)	(220,980)
$(295,364)	$1,916,208	$893,745	$(570,168)	$406,028	$1,641,409

1,915,322	3,051,738	3,873,488	2,361,896	1,106,708	1,463,803	(b)
(1,924,645)	(2,986,380)	(3,878,651)	(2,394,045)	(1,097,144)	(1,468,620	)(b)

67,137	35,437	108,778	24,027	11,920	5,323	(b)
(67,807)	(42,065)	(110,083)	(28,288)	(11,942)	(6,246	)(b)
(9,993)	58,730	(6,468)	(36,410)	9,542	(5,740)

See accompanying notes to the financial statements.

266 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund			UltraShort Mid-Cap ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,941	$(59,576)		$9,330	$(8,058)
Net realized gains (losses) on investments	(1,333,919)	(2,793,029)		(439,123)	(550,950)
Change in net unrealized appreciation/depreciation on investments	180,869	298,189		8,638	(30,938)
Change in net assets resulting from operations	(1,135,109)	(2,554,416)		(421,155)	(589,946)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—		—	—
Service Class	—	—		—	—
Change in net assets resulting from distributions	—	—		—	—
Change in net assets resulting from capital transactions	2,092,371	(5,117,364)		834,275	(15,706)
Change in net assets	957,262	(7,671,780)		413,120	(605,652)
NET ASSETS:
Beginning of period	3,784,947	11,456,727		1,078,129	1,683,781
End of period	$4,742,209	$3,784,947		$1,491,249	$1,078,129
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$83,832,245	$94,936,629		$31,858,586	$30,561,029
Distributions reinvested	—	—		—	—
Value of shares redeemed	(81,740,438)	(93,268,267)		(31,064,156)	(30,582,457)
Service Class
Proceeds from shares issued	4,203,208	951,071		2,112,544	78,635
Distributions reinvested	—	—		—	—
Value of shares redeemed	(4,202,644)	(7,736,797)		(2,072,699)	(72,913)
Change in net assets resulting from capital transactions	$2,092,371	$(5,117,364)		$834,275	$(15,706)
SHARE TRANSACTIONS:
Investor Class
Issued	2,745,367	2,863,066	(a)	1,363,545	1,279,620
Reinvested	—	—		—	—
Redeemed	(2,682,436)	(2,868,877	)(a)	(1,340,589)	(1,288,269)
Service Class
Issued	150,532	28,613	(a)	108,233	3,743
Reinvested	—	—		—	—
Redeemed	(150,390)	(217,797	)(a)	(107,895)	(3,707)
Change in shares	63,073	(194,995)		23,294	(8,613)

(a)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(b)         As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 267

UltraShort Nasdaq-100 ProFund		UltraShort Small-Cap ProFund			UltraSmall-Cap ProFund
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018

$69,660	$(66,620)	$22,897	$(42,588)		$129,855	$(224,629)
(1,148,943)	(7,622,378)	(952,725)	(9,823,402)		(6,387,746)	21,350,419
241,976	(23,295)	71,869	(194,062)		(6,962,147)	2,765,874
(837,307)	(7,712,293)	(857,959)	(10,060,052)		(13,220,038)	23,891,664

—	—	—	—		(37,186)	(729,042)
—	—	—	—		(192)	(21,514)
—	—	—	—		(37,378)	(750,556)
3,782,436	1,934,715	1,387,114	5,399,544		5,007,721	(43,103,272)
2,945,129	(5,777,578)	529,155	(4,660,508)		(8,249,695)	(19,962,164)

12,518,267	18,295,845	4,169,297	8,829,805		70,811,738	90,773,902
$15,463,396	$12,518,267	$4,698,452	$4,169,297		$62,562,043	$70,811,738

$363,135,460	$188,607,768	$95,428,111	$224,167,032		$1,315,272,254	$1,966,461,974
—	—	—	—		34,394	722,616
(359,783,529)	(186,650,802)	(94,303,353)	(219,281,449)		(1,309,041,916)	(2,011,044,865)

8,165,439	1,360,449	11,523,514	28,940,721		16,710,989	31,157,877
—	—	—	—		192	21,514
(7,734,934)	(1,382,700)	(11,261,158)	(28,426,760)		(17,968,192)	(30,422,388)
$3,782,436	$1,934,715	$1,387,114	$5,399,544		$5,007,721	$(43,103,272)

24,069,591	8,995,523	2,860,495	5,960,751	(b)	22,528,198	32,805,953
—	—	—	—		803	12,038
(23,651,581)	(8,916,724)	(2,848,986)	(6,020,724	)(b)	(22,460,012)	(33,539,396)

567,216	73,301	354,486	842,968	(b)	344,881	667,049
—	—	—	—		5	427
(530,686)	(72,378)	(352,953)	(844,727	)(b)	(367,489)	(651,600)
454,540	79,722	13,042	(61,732)		46,386	(705,529)

See accompanying notes to the financial statements.

268 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Year Ended July 31, 2019	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$367,195	$160,402
Net realized gains (losses) on investments	1,180,599	(1,153,428)
Change in net unrealized appreciation/depreciation on investments	1,753,593	(1,225,176)
Change in net assets resulting from operations	3,301,387	(2,218,202)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(270,878)	(146,932)
Service Class	—	(72,703)
Change in net assets resulting from distributions	(270,878)	(219,635)
Change in net assets resulting from capital transactions	20,950,114	(6,145,318)
Change in net assets	23,980,623	(8,583,155)
NET ASSETS:
Beginning of period	8,842,884	17,426,039
End of period	$32,823,507	$8,842,884
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$197,220,426	$93,295,500
Distributions reinvested	246,555	143,931
Value of shares redeemed	(177,012,024)	(100,579,907)
Service Class
Proceeds from shares issued	2,468,874	20,286,171
Distributions reinvested	—	72,692
Value of shares redeemed	(1,973,717)	(19,363,705)
Change in net assets resulting from capital transactions	$20,950,114	$(6,145,318)
SHARE TRANSACTIONS:
Investor Class
Issued	4,016,704	2,073,799
Reinvested	5,440	3,214
Redeemed	(3,618,605)	(2,269,438)
Service Class
Issued	52,537	477,764
Reinvested	—	1,714
Redeemed	(42,406)	(480,388)
Change in shares	413,670	(193,335)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—		—
Service Class
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—		—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(d)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—		—
Service Class
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—		—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$50.38	(6.69)%	1.80%	1.80%		0.88%	$9,484	75%
$54.83	22.39%	1.54%	1.54%		0.30%	$18,887	293%
$44.79	63.38%	1.55%	1.55%		(0.06)%	$16,953	252%
$27.42	(21.41)%	1.76%	1.72%		(0.09)%	$6,004	186%
$34.89	23.33%	1.76%	1.76%		(0.44)%	$56,794	91%

$46.98	(7.63)%	2.80%	2.80%		(0.12)%	$769	75%
$50.85	21.22%	2.54%	2.54%		(0.70)%	$964	293%
$41.95	61.66%	2.55%	2.55%		(1.06)%	$1,076	252%
$25.94	(22.21)%	2.76%	2.72%		(1.09)%	$469	186%
$33.36	22.11%	2.76%	2.76%		(1.44)%	$6,112	91%

$63.98	(13.84)%	2.15%	2.05	%(c)	0.19%	$4,637	179%
$74.26	16.65%	1.67%	1.67%		(0.15)%	$7,427	460%
$63.66	21.68%	1.67%	1.61%		0.23%	$8,266	179%
$52.40	9.60%	1.58%	1.58%		(0.02)%	$46,334	163%
$47.81	(17.41)%	1.81%	1.81%		(0.25)%	$9,500	85%

$57.02	(14.72)%	3.15%	3.05	%(c)	(0.81)%	$316	179%
$66.85	15.49%	2.67%	2.67%		(1.15)%	$601	460%
$57.88	20.50%	2.66%	2.60%		(0.76)%	$639	179%
$48.03	8.54%	2.58%	2.58%		(1.02)%	$4,599	163%
$44.26	(18.23)%	2.81%	2.81%		(1.25)%	$2,641	85%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—
Year Ended July 31, 2017(c)	$41.56	(0.41)	(5.69)	(6.10)	—	—
Year Ended July 31, 2016(c)	$45.82	(0.60)	(3.66)	(4.26)	—	—
Year Ended July 31, 2015(c)	$52.42	(0.75)	(5.85)	(6.60)	—	—
Service Class
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—
Year Ended July 31, 2017(c)	$39.62	(0.79)	(5.37)	(6.16)	—	—
Year Ended July 31, 2016(c)	$44.10	(1.05)	(3.43)	(4.48)	—	—
Year Ended July 31, 2015(c)	$50.98	(1.25)	(5.63)	(6.88)	—	—
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	(6.61)	(6.61)
Service Class
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	(6.61)	(6.61)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$28.37	(6.83)%	1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%	1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%	1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%	1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%	1.62%	1.62%	(1.59)%	$45,711	—

$26.23	(7.77)%	2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%	2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%	2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%	2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%	2.62%	2.62%	(2.59)%	$7,289	—

$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%	1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%	1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%	1.52%	1.52%	(1.01)%	$812,065	11%

$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%	2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%	2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%	2.52%	2.52%	(2.01)%	$45,648	11%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2019	$128.98	0.69	7.02		7.71	(0.71)	(0.71)
Year Ended July 31, 2018	$112.94	0.25	15.79		16.04	—	—
Year Ended July 31, 2017	$99.34	(0.45)	14.05		13.60	—	—
Year Ended July 31, 2016	$95.88	(0.28)	3.74		3.46	—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42		8.11	—	—
Service Class
Year Ended July 31, 2019	$107.88	(0.37)	5.70		5.33	(0.71)	(0.71)
Year Ended July 31, 2018	$95.41	(0.76)	13.23		12.47	—	—
Year Ended July 31, 2017	$84.76	(1.34)	11.99		10.65	—	—
Year Ended July 31, 2016	$82.62	(1.08)	3.22		2.14	—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35		6.23	—	—
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$72.76	2.15	17.95		20.10	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	(c)	0.45	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24		11.22	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50		5.72	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59		0.77	—	—
Service Class
Year Ended July 31, 2019	$60.55	1.45	14.53		15.98	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(c)	(0.25)	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56		8.94	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59		4.39	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44		0.17	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$135.98	5.99%	1.54%	1.54%	0.54%	$61,121	3%
$128.98	14.20%	1.44%	1.44%	0.21%	$47,074	26%
$112.94	13.68%	1.58%	1.58%	(0.44)%	$80,095	4%
$99.34	3.61%	1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%	1.59%	1.59%	(0.34)%	$61,512	154%

$112.50	4.93%	2.54%	2.54%	(0.45)%	$4,232	3%
$107.88	13.08%	2.43%	2.43%	(0.78)%	$4,676	26%
$95.41	12.55%	2.58%	2.58%	(1.44)%	$8,533	4%
$84.76	2.60%	2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%	2.59%	2.59%	(1.34)%	$7,792	154%

$92.86	27.62%	1.62%	1.62%	2.51%	$10,109	805%
$72.76	0.62%	2.22%	1.78%	0.05%	$5,680	818%
$72.31	18.37%	1.82%	1.78%	(1.46)%	$7,108	562%
$61.09	10.35%	2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%	2.01%	1.78%	(1.65)%	$4,747	420%

$76.53	26.35%	2.62%	2.62%	1.51%	$166	805%
$60.55	(0.38)%	3.22%	2.78%	(0.95)%	$123	818%
$60.80	17.22%	2.82%	2.78%	(2.46)%	$313	562%
$51.86	9.27%	3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%	3.01%	2.78%	(2.65)%	$183	420%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$102.40	0.14	5.02	5.16	(1.38)		—	(1.38)
Year Ended July 31, 2018	$106.08	0.46	(2.30)	(1.84)	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(c)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—		(0.11)	(0.11)
Service Class
Year Ended July 31, 2019	$92.88	(0.73)	4.71	3.98	(0.28)		—	(0.28)
Year Ended July 31, 2018	$97.24	(0.49)	(2.11)	(2.60)	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—		(0.11)	(0.11)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$129.41	(0.17)	15.63	15.46	—		(5.57)	(5.57)
Year Ended July 31, 2018	$103.20	(0.26)	28.73	28.47	—		(2.26)	(2.26)
Year Ended July 31, 2017	$87.67	(0.30)	15.83	15.53	—		—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—		—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	—		(0.66)	(0.66)
Service Class
Year Ended July 31, 2019	$113.18	(1.30)	13.36	12.06	—		(5.57)	(5.57)
Year Ended July 31, 2018	$91.41	(1.29)	25.32	24.03	—		(2.26)	(2.26)
Year Ended July 31, 2017	$78.44	(1.14)	14.11	12.97	—		—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—		—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	—		(0.66)	(0.66)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$106.18	5.40%	2.11%	1.91%	0.15%	$4,495	46%
$102.40	(1.87)%	1.89%	1.83%	0.44%	$5,321	155%
$106.08	7.77%	1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%	1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%	1.81%	1.75%	0.66%	$54,987	304%

$96.58	4.38%	3.09%	2.89%	(0.83)%	$391	46%
$92.88	(2.85)%	2.89%	2.83%	(0.56)%	$699	155%
$97.24	6.72%	2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%	2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%	2.81%	2.75%	(0.34)%	$4,341	304%

$139.30	13.46%	1.57%	1.57%	(0.13)%	$90,523	106%
$129.41	27.92%	1.52%	1.52%	(0.22)%	$131,835	35%
$103.20	17.70%	1.58%	1.58%	(0.32)%	$32,182	123%
$87.67	(2.10)%	1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%	1.62%	1.62%	(0.65)%	$99,665	32%

$119.67	12.34%	2.57%	2.57%	(1.13)%	$2,524	106%
$113.18	26.64%	2.52%	2.52%	(1.22)%	$5,163	35%
$91.41	16.52%	2.58%	2.58%	(1.32)%	$1,077	123%
$78.44	(3.06)%	2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%	2.62%	2.62%	(1.65)%	$4,119	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2019	$14.58	0.25	(0.86	)(c)	(0.61)	(1.41)	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56		0.73	(0.14)	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15		2.39	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)		(1.13)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)		(1.52)	(0.16)	(0.16)
Service Class
Year Ended July 31, 2019	$15.32	0.11	(0.83	)(c)	(0.72)	(0.86)	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58		0.60	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27		2.37	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)		(1.28)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)		(1.71)	(0.03)	(0.03)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2019	$17.03	0.08	(1.14)		(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)		(0.74)	—	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23		0.01	—	—
Year Ended July 31, 2016	$17.83	(0.28)	0.21		(0.07)	—	—
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)		(3.91)	—	—
Service Class
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)		(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)		(0.85)	—	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24		(0.14)	—	—
Year Ended July 31, 2016	$17.16	(0.45)	0.21		(0.24)	—	—
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)		(3.98)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$12.56	(3.95	)%(d)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(e)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%

$13.74	(4.80	)%(d)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(e)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%

$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—
$17.76	(0.39)%		2.43%	1.78%	(1.60)%	$2,480	—
$17.83	(17.99)%		2.48%	1.78%	(1.75)%	$2,829	—

$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—
$16.92	(1.34)%		3.43%	2.78%	(2.60)%	$1,285	—
$17.16	(18.83)%		3.48%	2.78%	(2.75)%	$1,798	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(e)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$23.18	0.13	1.51	(c)	1.64	—	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27		3.28	—	—	—
Year Ended July 31, 2017	$14.65	(0.01)	5.26		5.25	—	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)		(0.98)	—	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77		2.70	—	—	—
Service Class
Year Ended July 31, 2019	$19.91	(0.07)	1.27	(c)	1.20	—	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82		2.64	—	—	—
Year Ended July 31, 2017	$12.83	(0.16)	4.60		4.44	—	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)		(1.00)	—	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47		2.27	—	—	—
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$60.66	0.10	0.83	(c)	0.93	(0.02)	—	(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27		10.22	—	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38		5.24	—	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)		(3.32)	—	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80		16.45	—	(0.60)	(0.60)
Service Class
Year Ended July 31, 2019	$50.97	(0.40)	0.68	(c)	0.28	—	—	—
Year Ended July 31, 2018	$48.57	(0.53)	8.74		8.21	—	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65		4.08	—	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)		(3.37)	—	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94		14.16	—	(0.60)	(0.60)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$24.82	7.07%	1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%	1.66%	1.66%	0.06%	$9,238	360%
$19.90	35.84%	1.68%	1.68%	(0.03)%	$15,981	211%
$14.65	(6.27)%	1.76%	1.76%	(0.14)%	$8,204	275%
$15.63	20.88%	1.77%	1.74%	(0.46)%	$58,917	190%

$21.11	5.97%	2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%	2.66%	2.66%	(0.94)%	$811	360%
$17.27	34.61%	2.68%	2.68%	(1.03)%	$1,588	211%
$12.83	(7.23)%	2.76%	2.76%	(1.14)%	$838	275%
$13.83	19.64%	2.77%	2.74%	(1.46)%	$5,606	190%

$61.57	1.54%	1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%	1.56%	1.56%	(0.09)%	$39,320	151%
$56.25	10.25%	1.58%	1.58%	(0.27)%	$60,081	215%
$51.01	(6.09)%	1.53%	1.53%	(0.26)%	$37,647	7%
$54.33	43.08%	1.61%	1.61%	(0.73)%	$150,159	47%

$51.25	0.55%	2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%	2.55%	2.55%	(1.08)%	$2,230	151%
$48.57	9.17%	2.58%	2.58%	(1.27)%	$2,507	215%
$44.49	(7.04)%	2.53%	2.53%	(1.26)%	$3,213	7%
$47.86	41.64%	2.61%	2.61%	(1.73)%	$17,517	47%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$110.59	(0.11)	6.99	(c)	6.88	—	—
Year Ended July 31, 2018	$95.83	(0.13)	19.18		19.05	(4.29)	(4.29)
Year Ended July 31, 2017	$75.68	(0.17)	20.32		20.15	—	—
Year Ended July 31, 2016	$68.48	(0.23)	7.83		7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12		5.67	(1.06)	(1.06)
Service Class
Year Ended July 31, 2019	$97.50	(1.05)	6.09	(c)	5.04	—	—
Year Ended July 31, 2018	$85.77	(1.06)	17.08		16.02	(4.29)	(4.29)
Year Ended July 31, 2017	$68.41	(0.94)	18.30		17.36	—	—
Year Ended July 31, 2016	$62.55	(0.84)	7.10		6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69		4.60	(1.06)	(1.06)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$92.57	(0.67)	7.55		6.88	—	—
Year Ended July 31, 2018	$64.99	(0.75)	34.78		34.03	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54		18.92	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66		3.12	(2.98)	(2.98)
Year Ended July 31, 2015	$34.92	(0.50)	11.91		11.41	(0.31)	(0.31)
Service Class
Year Ended July 31, 2019	$72.39	(1.39)	5.99		4.60	—	—
Year Ended July 31, 2018	$52.50	(1.39)	27.73		26.34	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97		14.91	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08		2.18	(2.98)	(2.98)
Year Ended July 31, 2015	$29.53	(0.82)	10.08		9.26	(0.31)	(0.31)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$117.47	6.22%	1.84%	1.84%		(0.10)%	$9,520	485%
$110.59	20.04%	1.63%	1.63%		(0.12)%	$7,850	240%
$95.83	26.61%	1.72%	1.72%		(0.21)%	$27,147	294%
$75.68	11.23%	1.79%	1.79	%(d)	(0.33)%	$12,037	270%
$68.48	8.94%	1.80%	1.74%		(0.65)%	$5,699	308%

$102.54	5.16%	2.84%	2.84%		(1.10)%	$962	485%
$97.50	18.83%	2.63%	2.63%		(1.12)%	$510	240%
$85.77	25.36%	2.72%	2.72%		(1.21)%	$889	294%
$68.41	10.14%	2.79%	2.79	%(d)	(1.33)%	$601	270%
$62.55	7.86%	2.80%	2.74%		(1.65)%	$1,809	308%

$99.45	7.43%	1.50%	1.50%		(0.75)%	$209,745	61%
$92.57	55.54%	1.42%	1.42%		(0.94)%	$275,914	69%
$64.99	41.01%	1.46%	1.46%		(1.17)%	$139,470	27%
$46.16	7.12%	1.50%	1.50%		(1.32)%	$77,895	65%
$46.02	32.96%	1.57%	1.57%		(1.31)%	$76,318	68%

$76.99	6.35%	2.50%	2.50%		(1.75)%	$10,311	61%
$72.39	54.00%	2.42%	2.42%		(1.94)%	$16,652	69%
$52.50	39.59%	2.46%	2.46%		(2.17)%	$8,697	27%
$37.68	6.02%	2.50%	2.50%		(2.32)%	$3,752	65%
$38.48	31.69%	2.56%	2.56%		(2.30)%	$8,932	68%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (c)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Service Class
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)	(1.83)
Service Class
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)	(1.51)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$95.94	7.56%	1.61%	1.61%	(0.14)%		$22,113	536%
$90.85	19.47%	1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%	1.68%	1.68%	—	%(d)	$32,726	592%
$68.05	3.23%	1.78%	1.78%	(0.03)%		$23,301	460%
$65.97	13.31%	1.92%	1.78%	(0.01)%		$15,741	550%

$80.47	6.50%	2.61%	2.61%	(1.14)%		$3,894	536%
$77.22	18.28%	2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%	2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%	2.78%	2.78%	(1.03)%		$1,165	460%
$58.05	12.22%	2.92%	2.78%	(1.01)%		$8,346	550%

$66.30	4.38%	1.80%	1.77%	0.71%		$11,810	1,011%
$66.02	8.55%	1.85%	1.78%	0.64%		$5,296	788%
$61.42	12.12%	1.85%	1.78%	0.75%		$6,916	498%
$54.89	4.11%	1.86%	1.78%	0.97%		$11,599	813%
$53.40	4.73%	1.96%	1.84%	0.74%		$9,509	600%

$59.23	3.37%	2.80%	2.77%	(0.29)%		$1,233	1,011%
$59.82	7.44%	2.85%	2.78%	(0.36)%		$635	788%
$55.88	11.01%	2.85%	2.78%	(0.25)%		$2,159	498%
$50.33	3.06%	2.86%	2.78%	(0.03)%		$2,182	813%
$49.33	3.67%	2.96%	2.84%	(0.26)%		$750	600%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2019	$91.18	0.02	(1.59)		(1.57)	(0.05)	(2.17)		(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73		10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15		9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05		2.72	—	(0.03	)(c)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	—	(0.66)		(0.66)
Service Class
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)		(2.11)	—	(2.17)		(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18		8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83		7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63		1.68	—	(0.03	)(c)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	—	(0.66)		(0.66)
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2019	$93.83	(0.40)	0.58	(d)	0.18	—	—		—
Year Ended July 31, 2018	$82.27	(0.50)	12.06		11.56	—	—		—
Year Ended July 31, 2017	$73.58	(0.44)	9.13		8.69	—	—		—
Year Ended July 31, 2016	$72.42	(0.38)	1.54		1.16	—	—		—
Year Ended July 31, 2015	$63.43	(0.33)	9.32		8.99	—	—		—
Service Class
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(d)	(0.62)	—	—		—
Year Ended July 31, 2018	$69.82	(1.25)	10.27		9.02	—	—		—
Year Ended July 31, 2017	$63.07	(1.09)	7.84		6.75	—	—		—
Year Ended July 31, 2016	$62.72	(0.96)	1.31		0.35	—	—		—
Year Ended July 31, 2015	$55.50	(0.94)	8.16		7.22	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$87.39	(1.25)%	1.67%	1.67%	0.03%	$7,025	43%
$91.18	12.38%	1.54%	1.54%	(0.23)%	$19,933	21%
$87.31	12.54%	1.57%	1.57%	(0.51)%	$47,686	603%
$77.58	3.64%	1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%	1.46%	1.46%	(0.53)%	$26,624	158%

$72.34	(2.23)%	2.67%	2.67%	(0.97)%	$2,655	43%
$76.62	11.26%	2.54%	2.54%	(1.23)%	$783	21%
$75.06	11.41%	2.57%	2.57%	(1.51)%	$952	603%
$67.36	2.57%	2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%	2.46%	2.46%	(1.53)%	$5,174	158%

$94.01	0.19%	1.73%	1.73%	(0.44)%	$17,792	385%
$93.83	14.05%	1.70%	1.70%	(0.56)%	$19,895	384%
$82.27	11.81%	1.80%	1.78%	(0.59)%	$9,086	242%
$73.58	1.60%	1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%	1.85%	1.74%	(0.50)%	$11,267	712%

$78.22	(0.79)%	2.73%	2.73%	(1.44)%	$2,315	385%
$78.84	12.92%	2.70%	2.70%	(1.56)%	$950	384%
$69.82	10.68%	2.80%	2.78%	(1.59)%	$1,305	242%
$63.07	0.57%	2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%	2.85%	2.74%	(1.50)%	$8,069	712%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)	(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Service Class
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—	(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Year Ended July 31, 2016(c)	$46.73	(0.37)	1.45	1.08	—	—	—
Year Ended July 31, 2015(c)	$40.45	(0.38)	7.11	6.73	—	(0.45)	(0.45)
Service Class
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Year Ended July 31, 2016(c)	$39.85	(0.75)	1.26	0.51	—	—	—
Year Ended July 31, 2015(c)	$34.91	(0.76)	6.15	5.39	—	(0.45)	(0.45)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$73.65	(1.94)%	1.78%	1.78%	0.11%	$5,554	708%
$78.08	10.85%	1.94%	1.78%	(0.15)%	$7,731	312%
$78.19	12.90%	1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%	1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%	2.29%	1.78%	(0.06)%	$5,837	681%

$60.23	(2.89)%	2.78%	2.78%	(0.89)%	$587	708%
$64.88	9.73%	2.94%	2.78%	(1.15)%	$562	312%
$66.90	11.78%	2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%	2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%	3.29%	2.78%	(1.06)%	$725	681%

$76.83	7.65%	1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%	1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%	1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%	1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%	1.60%	1.60%	(0.89)%	$53,777	100%

$62.84	6.58%	2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%	2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%	2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%	2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%	2.60%	2.60%	(1.89)%	$25,334	100%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Service Class
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$12.62	(0.04)	(7.26)	(7.30)	(0.13)	(0.13)
Year Ended July 31, 2018	$12.54	0.10	0.27 (d)	0.37	(0.29)	(0.29)
Year Ended July 31, 2017	$13.46	0.21	(1.12)	(0.91)	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Service Class
Year Ended July 31, 2019	$11.34	(0.10)	(6.51)	(6.61)	— (e)	— (e)
Year Ended July 31, 2018	$11.25	(0.01)	0.23 (d)	0.22	(0.13)	(0.13)
Year Ended July 31, 2017	$12.18	0.07	(1.00)	(0.93)	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.28	(29.45)%	1.74%	1.74%		1.11%	$13,402	53%
$42.24	27.56%	1.56%	1.56%		0.78%	$43,157	152%
$33.39	(4.58)%	1.60%	1.60%		0.79%	$20,228	110%
$35.19	(5.56)%	1.54%	1.54%		0.69%	$59,096	16%
$37.47	(40.08)%	1.61%	1.61%		0.38%	$23,965	50%

$25.07	(30.16)%	2.74%	2.74%		0.11%	$730	53%
$36.03	26.29%	2.56%	2.56%		(0.22)%	$1,651	152%
$28.53	(5.50)%	2.60%	2.60%		(0.21)%	$1,929	110%
$30.19	(6.50)%	2.54%	2.54%		(0.31)%	$3,140	16%
$32.29	(40.67)%	2.61%	2.61%		(0.62)%	$5,075	50%

$5.19	(57.83)%	2.09%	2.09	%(c)	(0.61)%	$6,205	248%
$12.62	3.02%	1.60%	1.60%		0.83%	$8,203	316%
$12.54	(6.79)%	1.62%	1.62%		1.42%	$13,703	201%
$13.46	(23.48)%	1.79%	1.78%		0.37%	$12,176	229%
$17.59	(43.86)%	1.78%	1.77%		0.17%	$7,219	92%

$4.73	(58.27)%	3.09%	3.09	%(c)	(1.61)%	$373	248%
$11.34	1.99%	2.60%	2.60%		(0.17)%	$318	316%
$11.25	(7.71)%	2.62%	2.62%		0.42%	$503	201%
$12.18	(24.24)%	2.79%	2.78%		(0.63)%	$233	229%
$16.09	(44.42)%	2.78%	2.77%		(0.83)%	$472	92%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)		(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—	(0.02	)(c)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)		(1.19)
Service Class
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)		(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—	(0.02	)(c)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)		(1.19)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—	—		—
Year Ended July 31, 2016(d)	$21.76	(0.35)	43.61	43.26	—	—		—
Year Ended July 31, 2015(d)	$71.85	(0.20)	(49.89)	(50.09)	—	—		—
Service Class
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—	—		—
Year Ended July 31, 2016(d)	$19.65	(0.67)	39.11	38.44	—	—		—
Year Ended July 31, 2015(d)	$65.45	(0.65)	(45.15)	(45.80)	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%
$26.29	6.97%	1.78%	1.78%	0.48%	$7,173	192%
$25.66	(2.40)%	1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%	1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%	1.73%	1.73%	(0.35)%	$24,071	35%

$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%
$23.16	5.88%	2.78%	2.78%	(0.52)%	$822	192%
$22.96	(3.37)%	2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%	2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%	2.73%	2.73%	(1.35)%	$2,286	35%

$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%	1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%	1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%	1.71%	1.71%	(0.48)%	$13,341	117%

$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%	2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%	2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%	2.71%	2.71%	(1.48)%	$670	117%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27 (c)	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(d)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		(0.13)
Service Class
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19 (c)	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(d)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—
Year Ended July 31, 2018	$41.26	(0.08)	0.37 (c)	0.29	—		—
Year Ended July 31, 2017(e)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(e)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Year Ended July 31, 2015(e)	$56.03	(0.72)	(8.55)	(9.27)	—		—
Service Class
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—
Year Ended July 31, 2018	$37.27	(0.45)	0.35 (c)	(0.10)	—		—
Year Ended July 31, 2017(e)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(e)	$43.10	(0.96)	(9.18)	(10.14)	—		—
Year Ended July 31, 2015(e)	$52.18	(1.20)	(7.88)	(9.08)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$51.60	16.49%	1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%	1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%	1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%	1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%	1.74%	1.74%	0.20%	$22,679	112%

$49.28	15.35%	2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%	2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%	2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%	2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%	2.74%	2.74%	(0.80)%	$3,030	112%

$35.49	(14.58)%	1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%	1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%	1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%	1.48%	1.48%	(1.30)%	$34,905	—
$46.76	(16.57)%	1.57%	1.57%	(1.54)%	$61,774	—

$31.42	(15.47)%	2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%	2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%	2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%	2.48%	2.48%	(2.30)%	$2,172	—
$43.10	(17.33)%	2.57%	2.57%	(2.54)%	$10,014	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(e)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—	—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—	—
Service Class
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—	—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	—	—
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	—	—
Service Class
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	—	—
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%	1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%	1.73%	1.73%	(1.22)%	$8,677	—
$14.26	(9.68)%	1.63%	1.63%	(1.49)%	$7,982	—
$15.80	(7.49)%	1.69%	1.69%	(1.66)%	$22,770	—

$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%	2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%	2.73%	2.73%	(2.22)%	$486	—
$13.72	(10.56)%	2.63%	2.63%	(2.49)%	$1,340	—
$15.34	(8.47)%	2.69%	2.69%	(2.66)%	$394	—

$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—
$27.81	2.62%	1.80%	1.80%	(0.57)%	$14,793	—
$27.10	(3.42)%	1.67%	1.67%	(1.25)%	$17,956	—
$28.06	(3.44)%	1.65%	1.65%	(1.48)%	$33,566	—
$29.06	16.52%	1.57%	1.57%	(1.54)%	$35,640	—

$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—
$25.02	1.67%	2.80%	2.80%	(1.57)%	$1,002	—
$24.59	(4.39)%	2.67%	2.67%	(2.25)%	$4,399	—
$25.74	(4.42)%	2.65%	2.65%	(2.48)%	$12,531	—
$26.93	15.38%	2.57%	2.57%	(2.54)%	$14,610	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$61.56	0.34	(2.58	)(c)	(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14		19.18	(0.06)	(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (d)	15.36		15.36	(0.06)	(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16		8.13	—	(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16		0.15	—	—	—
Service Class
Year Ended July 31, 2019	$51.46	(0.04)	(2.98	)(c)	(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35		15.88	—	(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23		12.88	—	(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09		6.82	—	(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17		(0.09)	—	—	—
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2019	$9.33	0.04	(1.01)		(0.97)	—	—	—
Year Ended July 31, 2018	$11.77	(0.05)	(2.39)		(2.44)	—	—	—
Year Ended July 31, 2017	$15.01	(0.19)	(3.05)		(3.24)	—	—	—
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)		(1.67)	—	—	—
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)		(4.19)	—	—	—
Service Class
Year Ended July 31, 2019	$8.49	(0.04)	(0.91)		(0.95)	—	—	—
Year Ended July 31, 2018	$10.82	(0.14)	(2.19)		(2.33)	—	—	—
Year Ended July 31, 2017	$13.93	(0.32)	(2.79)		(3.11)	—	—	—
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)		(1.68)	—	—	—
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)		(4.08)	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.14	5.55%	1.55%	1.55%	0.69%		$64,715	106%
$61.56	40.36%	1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%	1.46%	1.46%	—	%(e)	$176,966	27%
$33.02	32.59%	1.77%	1.77%	(0.13)%		$18,500	253%
$25.08	0.60%	1.71%	1.71%	(0.05)%		$14,804	40%

$35.79	4.49%	2.55%	2.55%	(0.31)%		$1,984	106%
$51.46	38.97%	2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%	2.46%	2.46%	(1.00)%		$4,151	27%
$28.58	31.26%	2.77%	2.77%	(1.13)%		$517	253%
$21.95	(0.41)%	2.71%	2.71%	(1.05)%		$843	40%

$8.36	(10.40)%	2.37%	1.78%	0.46%		$4,429	—
$9.33	(20.66)%	2.42%	1.78%	(0.44)%		$2,572	—
$11.77	(21.65)%	2.24%	1.77%	(1.37)%		$2,444	—
$15.01	(10.01)%	1.86%	1.78%	(1.64)%		$9,912	—
$16.68	(20.08)%	2.26%	1.78%	(1.75)%		$47,555	—

$7.54	(11.19)%	3.37%	2.78%	(0.54)%		$788	—
$8.49	(21.46)%	3.42%	2.78%	(1.44)%		$360	—
$10.82	(22.40)%	3.24%	2.77%	(2.37)%		$141	—
$13.93	(10.76)%	2.86%	2.78%	(2.64)%		$164	—
$15.61	(20.72)%	3.26%	2.78%	(2.75)%		$2,348	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)
Year Ended July 31, 2017(c)	$50.10	(0.61)	(1.04)	(1.65)
Year Ended July 31, 2016(c)	$55.12	(0.96)	(4.06)	(5.02)
Year Ended July 31, 2015(c)	$42.89	(0.80)	13.03	12.23
Service Class
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)
Year Ended July 31, 2017(c)	$48.73	(1.06)	(1.01)	(2.07)
Year Ended July 31, 2016(c)	$54.22	(1.52)	(3.97)	(5.49)
Year Ended July 31, 2015(c)	$42.67	(1.36)	12.91	11.55
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58
Year Ended July 31, 2017(c)	$35.17	(0.57)	5.73	5.16
Year Ended July 31, 2016(c)	$105.09	(1.12)	(68.80)	(69.92)
Year Ended July 31, 2015(c)	$59.25	(1.36)	47.20	45.84
Service Class
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17
Year Ended July 31, 2017(c)	$35.70	(0.97)	5.75	4.78
Year Ended July 31, 2016(c)	$107.82	(2.00)	(70.12)	(72.12)
Year Ended July 31, 2015(c)	$61.45	(2.16)	48.53	46.37

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.83	19.49%	3.34%	1.78%		0.43%	$2,115	—
$39.19	(19.11)%	2.62%	1.78%		(0.48)%	$1,636	—
$48.45	(3.25)%	2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%	2.26%	1.80	%(d)	(1.64)%	$2,922	—
$55.12	28.54%	2.50%	1.74%		(1.71)%	$2,725	—

$44.39	18.39%	4.34%	2.78%		(0.57)%	$3	—
$37.27	(19.95)%	3.62%	2.78%		(1.48)%	$3	—
$46.66	(4.21)%	3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%	3.26%	2.80	%(d)	(2.64)%	$283	—
$54.22	27.20%	3.50%	2.74%		(2.71)%	$114	—

$32.94	(23.23)%	2.13%	1.78%		0.47%	$4,649	—
$42.91	6.40%	2.18%	1.78%		(0.53)%	$6,552	—
$40.33	14.57%	2.00%	1.85%		(1.39)%	$3,432	—
$35.17	(66.51)%	1.98%	1.86%		(1.70)%	$11,839	—
$105.09	77.33%	1.75%	1.75%		(1.72)%	$11,647	—

$32.41	(24.01)%	3.13%	2.78%		(0.53)%	$26	—
$42.65	5.36%	3.18%	2.78%		(1.53)%	$42	—
$40.48	13.45%	3.00%	2.85%		(2.39)%	$336	—
$35.70	(66.91)%	2.98%	2.86%		(2.70)%	$7,692	—
$107.82	75.52%	2.75%	2.75%		(2.72)%	$12,483	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)
Service Class
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)
Service Class
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%	3.33%	1.78%	(1.39)%	$772	—
$15.67	(20.25)%	2.91%	1.78%	(1.64)%	$1,268	—
$19.65	(11.45)%	2.68%	1.78%	(1.75)%	$3,646	—

$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%	4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%	4.33%	2.78%	(2.39)%	$10	—
$14.45	(21.00)%	3.91%	2.78%	(2.64)%	$8	—
$18.28	(12.19)%	3.68%	2.78%	(2.75)%	$8	—

$13.10	3.31%	2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%	2.09%	1.85%	(1.44)%	$1,526	—
$18.74	(5.83)%	1.74%	1.74%	(1.58)%	$7,178	—
$19.90	(14.85)%	1.86%	1.78%	(1.75)%	$5,756	—

$12.60	2.27%	3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%	3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%	3.09%	2.85%	(2.44)%	$373	—
$18.58	(6.82)%	2.74%	2.74%	(2.58)%	$4,150	—
$19.94	(15.62)%	2.86%	2.78%	(2.75)%	$5,124	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)	(5.57)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90	12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24	10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	— (c)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80	5.88	—	—
Service Class
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)	(5.41)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04	10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75	8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09	4.59	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)	(7.01)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51	18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87	11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06	0.72	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15	9.77	(4.87)	(4.87)
Service Class
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)	(6.65)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38	14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08	9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(0.02)	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90	7.93	(4.87)	(4.87)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$85.23	(6.13)%	1.77%	1.77%	(0.05)%	$8,261	11%
$90.80	16.14%	1.58%	1.58%	(0.34)%	$43,292	63%
$78.18	15.65%	1.79%	1.76%	(0.90)%	$28,094	401%
$67.60	(1.05)%	1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%	1.85%	1.76%	(1.39)%	$22,679	114%

$71.24	(7.05)%	2.77%	2.77%	(1.05)%	$408	11%
$76.65	15.06%	2.58%	2.58%	(1.34)%	$2,705	63%
$66.62	14.53%	2.79%	2.76%	(1.90)%	$1,260	401%
$58.16	(2.02)%	2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%	2.85%	2.76%	(2.39)%	$4,217	114%

$89.25	(6.53)%	1.65%	1.65%	(0.67)%	$10,121	474%
$99.63	23.24%	1.68%	1.68%	(0.81)%	$28,543	629%
$80.84	16.48%	1.78%	1.78%	(0.57)%	$15,569	511%
$69.40	1.21%	1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%	1.85%	1.74%	(0.58)%	$23,772	887%

$72.78	(7.46)%	2.65%	2.65%	(1.67)%	$1,905	474%
$82.80	22.02%	2.68%	2.68%	(1.81)%	$1,751	629%
$67.86	15.27%	2.78%	2.78%	(1.57)%	$2,651	511%
$58.86	0.18%	2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%	2.85%	2.74%	(1.58)%	$4,465	887%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)		(11.19)	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65		15.46	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69		10.52	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32		4.35	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80		2.57	—	—
Service Class
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)		(10.40)	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41		12.45	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27		8.42	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72		3.18	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51		1.68	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$127.47	0.08	21.10	(c)	21.18	(0.23)	(0.23)
Year Ended July 31, 2018	$96.04	(0.22)	36.68		36.46	(5.03)	(5.03)
Year Ended July 31, 2017	$67.70	(0.29)	28.63		28.34	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81		5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72		7.36	—	—
Service Class
Year Ended July 31, 2019	$107.76	(1.01)	17.63	(c)	16.62	(0.23)	(0.23)
Year Ended July 31, 2018	$82.63	(1.21)	31.37		30.16	(5.03)	(5.03)
Year Ended July 31, 2017	$58.83	(1.01)	24.81		23.80	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07		4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86		5.98	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$78.32	(9.96)%	1.74%	1.74%	(0.27)%	$5,380	427%
$98.51	18.61%	1.75%	1.75%	(0.21)%	$32,670	447%
$83.05	14.49%	1.78%	1.78%	(0.21)%	$13,113	393%
$72.53	6.40%	1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%	2.21%	1.89%	(0.34)%	$5,541	1,184%

$64.40	(10.83)%	2.74%	2.74%	(1.27)%	$429	427%
$83.80	17.45%	2.75%	2.75%	(1.21)%	$480	447%
$71.35	13.34%	2.78%	2.78%	(1.21)%	$657	393%
$62.93	5.37%	2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%	3.21%	2.89%	(1.34)%	$373	1,184%

$148.42	16.70%	1.58%	1.58%	0.06%	$83,112	332%
$127.47	38.70%	1.49%	1.49%	(0.19)%	$96,683	174%
$96.04	41.84%	1.55%	1.55%	(0.35)%	$76,225	107%
$67.70	9.03%	1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%	1.71%	1.71%	(0.60)%	$10,010	273%

$124.15	15.53%	2.58%	2.58%	(0.94)%	$3,082	332%
$107.76	37.31%	2.49%	2.49%	(1.19)%	$5,780	174%
$82.63	40.43%	2.55%	2.55%	(1.35)%	$3,631	107%
$58.83	7.96%	2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%	2.71%	2.71%	(1.60)%	$2,090	273%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$21.33	0.07	0.92 (c)	0.99	(0.52)	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)	(0.06)
Service Class
Year Ended July 31, 2019	$20.24	(0.13)	0.96 (c)	0.83	(0.08)	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—	—
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—	—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—	—
Year Ended July 31, 2015	$46.74	— (d)	5.60	5.60	—	—
Service Class
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—	—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—	—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$21.80	5.18%	2.16%	1.80%	0.36%		$1,468	1,449%
$21.33	(8.45)%	2.64%	1.95%	1.74%		$1,900	412%
$24.17	(12.20)%	1.78%	1.65%	0.78%		$3,146	194%
$27.53	35.64%	1.66%	1.66%	2.42%		$111,297	330%
$20.74	(4.92)%	1.80%	1.74%	2.02%		$2,052	508%

$20.99	4.17%	3.16%	2.80%	(0.64)%		$75	1,449%
$20.24	(9.41)%	3.64%	2.95%	0.74%		$91	412%
$22.78	(13.09)%	2.78%	2.65%	(0.22)%		$109	194%
$26.20	34.22%	2.66%	2.66%	1.42%		$4,981	330%
$19.78	(5.85)%	2.80%	2.74%	1.02%		$956	508%

$60.08	16.53%	1.34%	1.34%	1.14%		$23,791	503%
$52.14	(2.95)%	1.35%	1.35%	0.38%		$14,497	714%
$53.83	(15.84)%	1.28%	1.28%	(0.60)%		$21,114	397%
$63.97	22.22%	1.27%	1.27%	(0.66)%		$23,775	409%
$52.34	11.96%	1.36%	1.36%	—	%(e)	$54,379	2,626%

$55.37	15.31%	2.34%	2.34%	0.14%		$2,605	503%
$48.09	(3.94)%	2.35%	2.35%	(0.62)%		$4,374	714%
$50.07	(16.70)%	2.28%	2.28%	(1.60)%		$794	397%
$60.10	21.02%	2.27%	2.27%	(1.66)%		$16,224	409%
$49.67	10.99%	2.36%	2.36%	(1.00)%		$1,364	2,626%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)         Amount is less than $0.005.

(e)          Amount is less than 0.005%.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2019	$22.81	0.10	(3.72)	(3.62)	—	—	—
Year Ended July 31, 2018	$31.42	(0.14)	(8.47)	(8.61)	—	—	—
Year Ended July 31, 2017(c)	$42.97	(0.44)	(11.11)	(11.55)	—	—	—
Year Ended July 31, 2016(c)	$52.65	(0.80)	(8.88)	(9.68)	—	—	—
Year Ended July 31, 2015(c)	$68.74	(1.00)	(15.09)	(16.09)	—	—	—
Service Class
Year Ended July 31, 2019	$20.97	(0.11)	(3.40)	(3.51)	—	—	—
Year Ended July 31, 2018	$29.17	(0.37)	(7.83)	(8.20)	—	—	—
Year Ended July 31, 2017(c)	$40.29	(0.80)	(10.32)	(11.12)	—	—	—
Year Ended July 31, 2016(c)	$49.77	(1.20)	(8.28)	(9.48)	—	—	—
Year Ended July 31, 2015(c)	$65.66	(1.50)	(14.39)	(15.89)	—	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2019	$62.85	0.33	5.03 (d)	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(e)	$49.15	0.18	13.52	13.70	—	—	—
Year Ended July 31, 2017(e)	$37.86	0.03	11.26	11.29	—	—	—
Year Ended July 31, 2016(e)	$35.83	— (f)	2.04	2.03	—	—	—
Year Ended July 31, 2015(e)	$30.12	(0.08)	5.79	5.71	—	—	—
Service Class
Year Ended July 31, 2019	$52.65	(0.17)	4.10 (d)	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(e)	$41.58	(0.30)	11.37	11.07	—	—	—
Year Ended July 31, 2017(e)	$32.35	(0.33)	9.56	9.23	—	—	—
Year Ended July 31, 2016(e)	$30.92	(0.28)	1.71	1.43	—	—	—
Year Ended July 31, 2015(e)	$26.25	(0.37)	5.04	4.67	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$19.19	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
$22.81	(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—
$31.42	(26.93)%	1.66%	1.66%	(1.18)%	$11,709	—
$42.97	(18.41)%	1.64%	1.64%	(1.46)%	$17,997	—
$52.65	(23.29)%	1.69%	1.69%	(1.66)%	$12,302	—

$17.46	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
$20.97	(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—
$29.17	(27.62)%	2.66%	2.66%	(2.18)%	$204	—
$40.29	(19.08)%	2.64%	2.64%	(2.46)%	$834	—
$49.77	(24.20)%	2.69%	2.69%	(2.66)%	$363	—

$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%	1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%	1.42%	1.42%	0.08%	$132,494	9%
$37.86	5.69%	1.46%	1.46%	(0.01)%	$89,043	165%
$35.83	18.95%	1.52%	1.52%	(0.23)%	$84,932	258%

$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%	2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%	2.42%	2.42%	(0.92)%	$3,259	9%
$32.35	4.65%	2.46%	2.46%	(1.01)%	$1,481	165%
$30.92	17.79%	2.52%	2.52%	(1.23)%	$10,015	258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Service Class
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2019	$131.32	0.89	10.54	11.43	(1.01)	—	(1.01)
Year Ended July 31, 2018	$100.57	0.35	32.69	33.04	(0.02)	(2.27)	(2.29)
Year Ended July 31, 2017	$70.50	0.08	29.99	30.07	—	—	—
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	—	—	—
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	—	—	—
Service Class
Year Ended July 31, 2019	$114.93	(0.26)	9.31	9.05	—	—	—
Year Ended July 31, 2018	$89.10	(0.71)	28.81	28.10	—	(2.27)	(2.27)
Year Ended July 31, 2017	$63.07	(0.68)	26.71	26.03	—	—	—
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	—	—	—
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$11.42	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%	1.51%	1.51%	(0.07)%	$27,453	312%
$16.41	77.98%	1.80%	1.80%	(0.68)%	$33,637	513%
$9.22	(21.47)%	1.85%	1.85%	(0.90)%	$7,375	323%
$11.74	(13.36)%	1.75%	1.75%	(0.48)%	$20,193	450%

$10.23	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%	2.51%	2.51%	(1.07)%	$1,006	312%
$14.97	76.33%	2.80%	2.80%	(1.68)%	$2,434	513%
$8.49	(22.18)%	2.85%	2.85%	(1.90)%	$868	323%
$10.91	(14.23)%	2.75%	2.75%	(1.48)%	$321	450%

$141.74	8.97%	1.62%	1.62%	0.68%	$38,924	1%
$131.32	32.94%	1.51%	1.51%	0.29%	$37,484	59%
$100.57	42.63%	1.71%	1.71%	0.10%	$29,931	— (c)
$70.50	8.51%	1.78%	1.76%	0.01%	$18,787	20%
$64.98	14.66%	1.78%	1.75%	(0.36)%	$17,391	59%

$123.98	7.87%	2.62%	2.62%	(0.32)%	$732	1%
$114.93	31.62%	2.51%	2.51%	(0.71)%	$1,584	59%
$89.10	41.27%	2.71%	2.71%	(0.90)%	$1,291	— (c)
$63.07	7.43%	2.78%	2.76%	(0.99)%	$680	20%
$58.71	13.52%	2.78%	2.75%	(1.36)%	$1,415	59%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	(0.11)
Year Ended July 31, 2017(c)	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016(c)	$40.11	— (d)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015(c)	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Service Class
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—
Year Ended July 31, 2017(c)	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016(c)	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015(c)	$61.03	(0.65)	(22.06)	(22.71)	—	—
UltraInternational ProFund
Investor Class
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Service Class
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$51.58	(17.70)%	1.84%	1.84%		0.10%	$12,846	137%
$63.07	2.50%	1.52%	1.52%		0.37%	$22,713	125%
$61.63	57.02%	1.62%	1.62%		(0.04)%	$68,758	225%
$39.22	(2.12)%	1.80%	1.79%		0.04%	$14,838	402%
$40.11	(36.61)%	1.88%	1.88%		(0.19)%	$9,668	225%

$47.65	(18.55)%	2.84%	2.84%		(0.90)%	$213	137%
$58.50	1.44%	2.52%	2.52%		(0.63)%	$623	125%
$57.67	55.65%	2.62%	2.62%		(1.04)%	$1,238	225%
$37.07	(3.26)%	2.80%	2.79%		(0.96)%	$513	402%
$38.32	(37.26)%	2.88%	2.88%		(1.19)%	$361	225%

$15.58	(13.40)%	2.30%	2.04	%(e)	0.16%	$2,989	—
$17.99	5.20%	1.62%	1.62%		(0.40)%	$9,114	—
$17.10	32.66%	1.78%	1.78%		(1.15)%	$20,851	—
$12.89	(22.02)%	1.81%	1.81%		(1.64)%	$7,257	—
$16.53	(5.54)%	1.60%	1.60%		(1.57)%	$8,912	—

$13.92	(14.23)%	3.29%	3.03	%(e)	(0.83)%	$47	—
$16.23	4.11%	2.62%	2.62%		(1.40)%	$184	—
$15.59	31.45%	2.78%	2.78%		(2.15)%	$1,362	—
$11.86	(22.84)%	2.81%	2.81%		(2.64)%	$108	—
$15.37	(6.51)%	2.60%	2.60%		(2.57)%	$249	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(d)	Amount is less than $0.005.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—	—	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—	—	—
Service Class
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—	—	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—	—	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—	(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	—	(0.07)
Year Ended July 31, 2015	$71.50	— (c)	(42.20)	(42.20)	(0.50)	—	(0.50)
Service Class
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$21.87	(10.75)%	1.83%	1.83%	0.16%	$13,423	—
$24.93	26.16%	1.66%	1.66%	(0.45)%	$20,993	—
$19.76	44.97%	1.70%	1.70%	(1.26)%	$19,565	—
$13.62	(43.26)%	1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%	1.75%	1.75%	(1.73)%	$56,344	—

$18.64	(11.63)%	2.83%	2.83%	(0.84)%	$258	—
$21.52	24.90%	2.66%	2.66%	(1.45)%	$237	—
$17.23	43.70%	2.70%	2.70%	(2.26)%	$243	—
$11.99	(43.76)%	2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%	2.75%	2.75%	(2.73)%	$1,689	—

$31.86	(3.51)%	1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%	1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%	1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%	1.79%	1.78%	0.56%	$24,605	587%
$28.80	(59.24)%	1.84%	1.81%	0.09%	$13,297	724%

$30.71	(4.51)%	2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%	2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%	2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%	2.79%	2.78%	(0.44)%	$906	587%
$28.17	(59.54)%	2.84%	2.81%	(0.91)%	$84	724%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)
Year Ended July 31, 2018(c)	$40.56	(0.01)	15.62	15.61	—	(9.24)	(9.24)
Year Ended July 31, 2017(c)	$32.14	(0.11)	8.53	8.42	—	—	—
Year Ended July 31, 2016(c)	$30.58	(0.11)	1.67	1.56	—	—	—
Year Ended July 31, 2015(c)	$27.54	(0.20)	5.19	4.99	—	(1.95)	(1.95)
Service Class
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)
Year Ended July 31, 2018(c)	$34.37	(0.37)	14.10	13.73	—	(9.24)	(9.24)
Year Ended July 31, 2017(c)	$27.49	(0.42)	7.30	6.88	—	—	—
Year Ended July 31, 2016(c)	$26.42	(0.35)	1.42	1.07	—	—	—
Year Ended July 31, 2015(c)	$24.28	(0.46)	4.55	4.09	—	(1.95)	(1.95)
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2019	$75.09	0.01	7.10	7.11	—	(3.56)	(3.56)
Year Ended July 31, 2018(c)	$52.09	(0.18)	23.18	23.00	—	—	—
Year Ended July 31, 2017(c)	$34.41	(0.20)	17.88	17.68	—	—	—
Year Ended July 31, 2016(c)	$33.73	(0.18)	0.86	0.68	—	—	—
Year Ended July 31, 2015(c)	$24.81	(0.19)	9.11	8.92	—	—	—
Service Class
Year Ended July 31, 2019	$62.10	(0.56)	5.80	5.24	—	(3.56)	(3.56)
Year Ended July 31, 2018(c)	$43.52	(0.71)	19.29	18.58	—	—	—
Year Ended July 31, 2017(c)	$29.03	(0.54)	15.03	14.49	—	—	—
Year Ended July 31, 2016(c)	$28.75	(0.44)	0.72	0.28	—	—	—
Year Ended July 31, 2015(c)	$21.36	(0.44)	7.83	7.39	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$44.23	(5.62)%	1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%	1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%	1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%	1.50%	1.50%	(0.42)%	$76,445	89%
$30.58	19.26%	1.56%	1.56%	(0.67)%	$79,173	29%

$36.24	(6.61)%	2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%	2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%	2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%	2.50%	2.50%	(1.42)%	$1,116	89%
$26.42	18.07%	2.56%	2.56%	(1.67)%	$1,978	29%

$78.64	9.42%	1.50%	1.50%	0.01%	$504,777	9%
$75.09	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%
$52.09	51.39%	1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%	1.47%	1.47%	(0.58)%	$245,418	6%
$33.73	35.97%	1.52%	1.52%	(0.65)%	$254,034	9%

$63.78	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%
$62.10	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%
$43.52	49.89%	2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%	2.47%	2.47%	(1.58)%	$8,600	6%
$28.75	34.63%	2.52%	2.52%	(1.65)%	$9,164	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort China ProFund
Investor Class
Year Ended July 31, 2019	$40.80	0.24	6.11 (c)	6.35
Year Ended July 31, 2018(d)	$54.15	(0.14)	(13.21)	(13.35)
Year Ended July 31, 2017(d)	$112.44	(1.12)	(57.17)	(58.29)
Year Ended July 31, 2016(d)	$126.26	(2.16)	(11.66)	(13.82)
Year Ended July 31, 2015(d)	$142.13	(2.08)	(13.79)	(15.87)
Service Class
Year Ended July 31, 2019	$36.81	(0.19)	5.50 (c)	5.31
Year Ended July 31, 2018(d)	$49.35	(0.52)	(12.02)	(12.54)
Year Ended July 31, 2017(d)	$103.50	(1.76)	(52.39)	(54.15)
Year Ended July 31, 2016(d)	$117.38	(3.36)	(10.52)	(13.88)
Year Ended July 31, 2015(d)	$133.45	(3.12)	(12.95)	(16.07)
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2019	$17.92	0.08	(2.96)	(2.88)
Year Ended July 31, 2018	$26.03	(0.09)	(8.02)	(8.11)
Year Ended July 31, 2017(e)	$39.20	(0.41)	(12.76)	(13.17)
Year Ended July 31, 2016(e)	$49.17	(0.72)	(9.25)	(9.97)
Year Ended July 31, 2015(e)	$62.40	(0.88)	(12.35)	(13.23)
Service Class
Year Ended July 31, 2019	$16.08	(0.07)	(2.65)	(2.72)
Year Ended July 31, 2018	$23.59	(0.28)	(7.23)	(7.51)
Year Ended July 31, 2017(e)	$35.89	(0.71)	(11.59)	(12.30)
Year Ended July 31, 2016(e)	$45.49	(1.20)	(8.40)	(9.60)
Year Ended July 31, 2015(e)	$58.33	(1.36)	(11.48)	(12.84)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%	2.91%	1.78%	(1.31)%	$1,389	—
$112.44	(10.90)%	2.13%	1.78%	(1.61)%	$3,509	—
$126.26	(11.20)%	3.04%	1.78%	(1.75)%	$4,353	—

$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%	3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%	3.91%	2.78%	(2.31)%	$53	—
$103.50	(11.79)%	3.13%	2.78%	(2.61)%	$102	—
$117.38	(12.05)%	4.04%	2.78%	(2.75)%	$73	—

$15.04	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
$17.92	(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—
$26.03	(33.60)%	2.15%	1.78%	(1.29)%	$4,865	—
$39.20	(20.33)%	2.01%	1.78%	(1.61)%	$4,462	—
$49.17	(21.15)%	2.74%	1.78%	(1.75)%	$3,867	—

$13.36	(16.92)%	3.25%	2.78%	(0.53)%	$179	—
$16.08	(31.84)%	3.18%	2.78%	(1.44)%	$268	—
$23.59	(34.33)%	3.15%	2.78%	(2.29)%	$453	—
$35.89	(21.09)%	3.01%	2.78%	(2.61)%	$677	—
$45.49	(21.95)%	3.74%	2.78%	(2.75)%	$312	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)         As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(e)          As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2019	$18.41	0.09	0.44	0.53
Year Ended July 31, 2018	$21.74	(0.07)	(3.26)	(3.33)
Year Ended July 31, 2017(c)	$39.02	(0.40)	(16.88)	(17.28)
Year Ended July 31, 2016(c)	$50.27	(0.85)	(10.40)	(11.25)
Year Ended July 31, 2015(c)	$38.63	(0.75)	12.39	11.64
Service Class
Year Ended July 31, 2019	$17.03	(0.10)	0.41	0.31
Year Ended July 31, 2018	$20.30	(0.25)	(3.02)	(3.27)
Year Ended July 31, 2017(c)	$36.79	(0.70)	(15.79)	(16.49)
Year Ended July 31, 2016(c)	$47.87	(1.35)	(9.73)	(11.08)
Year Ended July 31, 2015(c)	$37.14	(1.15)	11.88	10.73
UltraShort International ProFund
Investor Class
Year Ended July 31, 2019	$12.91	0.07	0.57 (d)	0.64
Year Ended July 31, 2018	$14.87	(0.07)	(1.89)	(1.96)
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)
Service Class
Year Ended July 31, 2019	$11.82	(0.06)	0.52 (d)	0.46
Year Ended July 31, 2018	$13.74	(0.19)	(1.73)	(1.92)
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$18.94	2.88%	2.70%	1.78%	0.43%	$2,865	—
$18.41	(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—
$21.74	(44.33)%	2.21%	1.78%	(1.32)%	$2,071	—
$39.02	(22.37)%	1.78%	1.78%	(1.62)%	$5,016	—
$50.27	30.14%	2.10%	1.78%	(1.75)%	$4,464	—

$17.34	1.82%	3.70%	2.78%	(0.57)%	$98	—
$17.03	(16.11)%	3.35%	2.78%	(1.40)%	$108	—
$20.30	(44.84)%	3.21%	2.78%	(2.32)%	$263	—
$36.79	(23.17)%	2.78%	2.78%	(2.62)%	$1,567	—
$47.87	28.94%	3.10%	2.78%	(2.75)%	$2,015	—

$13.55	4.96%	2.43%	1.78%	0.50%	$2,156	—
$12.91	(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—
$14.87	(31.41)%	2.26%	1.85%	(1.41)%	$2,920	—
$21.68	0.88%	1.74%	1.74%	(1.60)%	$7,384	—
$21.49	(9.21)%	2.18%	1.78%	(1.75)%	$4,978	—

$12.28	3.89%	3.42%	2.77%	(0.49)%	$14	—
$11.82	(13.97)%	3.52%	2.83%	(1.50)%	$29	—
$13.74	(32.08)%	3.26%	2.85%	(2.41)%	$92	—
$20.23	(0.15)%	2.74%	2.74%	(2.60)%	$869	—
$20.26	(10.12)%	3.18%	2.78%	(2.75)%	$1,020	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)
Year Ended July 31, 2018(c)	$47.18	(0.23)	(14.19)	(14.42)
Year Ended July 31, 2017(c)	$75.55	(0.75)	(27.62)	(28.37)
Year Ended July 31, 2016(c)	$62.40	(1.25)	14.40	13.15
Year Ended July 31, 2015(c)	$125.62	(1.50)	(61.72)	(63.22)
Service Class
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)
Year Ended July 31, 2018(c)	$43.73	(0.61)	(13.12)	(13.73)
Year Ended July 31, 2017(c)	$70.74	(1.25)	(25.76)	(27.01)
Year Ended July 31, 2016(c)	$58.99	(1.95)	13.70	11.75
Year Ended July 31, 2015(c)	$119.86	(2.45)	(58.42)	(60.87)
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)
Year Ended July 31, 2018(c)	$40.03	(0.21)	(4.81)	(5.02)
Year Ended July 31, 2017(c)	$74.09	(0.70)	(33.36)	(34.06)
Year Ended July 31, 2016(c)	$113.33	(2.15)	(37.09)	(39.24)
Year Ended July 31, 2015(c)	$63.36	(1.50)	51.47	49.97
Service Class
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)
Year Ended July 31, 2018(c)	$36.45	(0.55)	(4.39)	(4.94)
Year Ended July 31, 2017(c)	$68.13	(1.15)	(30.53)	(31.68)
Year Ended July 31, 2016(c)	$105.26	(3.40)	(33.73)	(37.13)
Year Ended July 31, 2015(c)	$59.34	(2.30)	48.22	45.92

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%	3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%	3.16%	1.78%	(1.37)%	$1,249	—
$75.55	21.07%	2.82%	1.78%	(1.62)%	$3,278	—
$62.40	(50.34)%	3.54%	1.78%	(1.76)%	$1,027	—

$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%	4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%	4.16%	2.78%	(2.37)%	$47	—
$70.74	19.92%	3.82%	2.78%	(2.62)%	$25	—
$58.99	(50.79)%	4.54%	2.78%	(2.76)%	$12	—

$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%	2.29%	1.78%	(1.28)%	$4,476	—
$74.09	(34.63)%	1.78%	1.78%	(1.59)%	$5,913	—
$113.33	78.93%	2.18%	1.78%	(1.75)%	$6,327	—

$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%	3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%	3.29%	2.78%	(2.28)%	$6,981	—
$68.13	(35.25)%	2.78%	2.78%	(2.59)%	$439	—
$105.26	77.34%	3.14%	2.74%	(2.71)%	$191	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

298 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2019	$20.73	0.11	(1.02)	(0.91)
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)
Year Ended July 31, 2017(c)	$37.96	(0.41)	(9.78)	(10.19)
Year Ended July 31, 2016(c)	$47.51	(0.80)	(8.75)	(9.55)
Year Ended July 31, 2015(c)	$63.15	(0.90)	(14.74)	(15.64)
Service Class
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)	(1.01)
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)
Year Ended July 31, 2017(c)	$34.94	(0.70)	(8.94)	(9.64)
Year Ended July 31, 2016(c)	$44.25	(1.30)	(8.01)	(9.31)
Year Ended July 31, 2015(c)	$59.52	(1.40)	(13.87)	(15.27)
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2019	$16.36	0.08	(3.75)	(3.67)
Year Ended July 31, 2018	$26.69	(0.09)	(10.24)	(10.33)
Year Ended July 31, 2017(d)	$43.68	(0.42)	(16.57)	(16.99)
Year Ended July 31, 2016(d)	$54.21	(0.80)	(9.73)	(10.53)
Year Ended July 31, 2015(d)	$83.10	(1.15)	(27.74)	(28.89)
Service Class
Year Ended July 31, 2019	$15.87	(0.06)	(3.61)	(3.67)
Year Ended July 31, 2018	$26.12	(0.28)	(9.97)	(10.25)
Year Ended July 31, 2017(d)	$43.16	(0.76)	(16.28)	(17.04)
Year Ended July 31, 2016(d)	$54.10	(1.35)	(9.59)	(10.94)
Year Ended July 31, 2015(d)	$83.72	(1.80)	(27.82)	(29.62)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$19.82	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%	2.95%	1.77%	(1.28)%	$1,670	—
$37.96	(20.00)%	2.27%	1.78%	(1.63)%	$1,737	—
$47.51	(24.72)%	2.72%	1.78%	(1.75)%	$2,315	—

$17.72	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%	4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%	3.95%	2.77%	(2.28)%	$14	—
$34.94	(21.04)%	3.27%	2.78%	(2.63)%	$8	—
$44.25	(25.71)%	3.72%	2.78%	(2.75)%	$85	—

$12.69	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
$16.36	(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—
$26.69	(38.92)%	1.77%	1.77%	(1.22)%	$18,170	—
$43.68	(19.37)%	1.75%	1.73%	(1.55)%	$12,361	—
$54.21	(34.78)%	1.94%	1.78%	(1.75)%	$11,747	—

$12.20	(23.13)%	2.77%	2.77%	(0.49)%	$516	—
$15.87	(39.24)%	2.76%	2.76%	(1.44)%	$91	—
$26.12	(39.47)%	2.77%	2.77%	(2.22)%	$126	—
$43.16	(20.24)%	2.75%	2.73%	(2.55)%	$82	—
$54.10	(35.36)%	2.94%	2.78%	(2.75)%	$245	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(d)         As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2019	$29.84	0.16	0.78 (c)	0.94	—	—	—
Year Ended July 31, 2018(d)	$43.84	(0.10)	(13.90)	(14.00)	—	—	—
Year Ended July 31, 2017(d)	$66.19	(0.68)	(21.67)	(22.35)	—	—	—
Year Ended July 31, 2016(d)	$76.53	(1.32)	(9.02)	(10.34)	—	—	—
Year Ended July 31, 2015(d)	$105.85	(1.56)	(27.76)	(29.32)	—	—	—
Service Class
Year Ended July 31, 2019	$28.27	(0.16)	0.75 (c)	0.59	—	—	—
Year Ended July 31, 2018(d)	$41.92	(0.45)	(13.20)	(13.65)	—	—	—
Year Ended July 31, 2017(d)	$63.93	(1.16)	(20.85)	(22.01)	—	—	—
Year Ended July 31, 2016(d)	$74.76	(2.08)	(8.75)	(10.83)	—	—	—
Year Ended July 31, 2015(d)	$104.51	(2.40)	(27.35)	(29.75)	—	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—	—
Service Class
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%	1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%	1.78%	1.78%	(1.59)%	$8,576	—
$76.53	(27.70)%	2.12%	1.78%	(1.75)%	$7,472	—

$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%	2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%	2.78%	2.78%	(2.59)%	$1,774	—
$74.76	(28.47)%	3.12%	2.78%	(2.75)%	$1,127	—

$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%	1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%	1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%	1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%	1.66%	1.66%	(0.85)%	$47,826	50%

$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%	2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%	2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%	2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%	2.66%	2.66%	(1.85)%	$1,075	50%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)         As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

300 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2019	$45.64	0.71	8.04		8.75	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	(c)	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20		2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60		10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13		3.42	(0.20)	(0.20)
Service Class
Year Ended July 31, 2019	$42.98	0.26	7.56		7.82	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	(c)	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07		2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10		9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97		2.94	(0.06)	(0.06)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$54.09	19.30%	1.72%	1.72%	1.41%	$31,558	406%
$45.64	2.15%	1.69%	1.69%	1.07%	$8,208	314%
$45.01	6.27%	1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%	1.76%	1.76%	0.28%	$71,264	229%
$32.45	11.61%	1.76%	1.76%	0.85%	$8,537	305%

$50.80	18.19%	2.67%	2.67%	0.46%	$1,265	406%
$42.98	1.14%	2.67%	2.67%	0.09%	$635	314%
$42.79	5.19%	2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%	2.76%	2.76%	(0.72)%	$3,106	229%
$30.83	10.49%	2.76%	2.76%	(0.15)%	$2,287	305%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

302 :: Notes to Financial Statements :: July 31, 2019

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Communication Services UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Goods UltraSector ProFund	Real Estate UltraSector ProFund
Consumer Services UltraSector ProFund	Semiconductor UltraSector ProFund
Financials UltraSector ProFund	Technology UltraSector ProFund
Health Care UltraSector ProFund	Telecommunications UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund
Internet UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

July 31, 2019 :: Notes to Financial Statements :: 303

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2019, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 2.25%, dated 7/31/19, due 8/1/19(1)	NatWest Markets Securities Inc., 2.45%, dated 7/31/19, due 8/1/19(2)	RBC Capital Markets, LLC, 2.31%, dated 7/31/19, due 8/1/19(3)	Societe Generale, 2.43%, dated 7/31/19, due 8/1/19(4)	UMB Bank, N.A., 2.31%, dated 7/31/19, due 8/1/19(5)
Banks UltraSector ProFund	$384,000	$628,000	$384,000	$843,000	$584,000
Basic Materials UltraSector ProFund	190,000	310,000	190,000	417,000	292,000
Bear ProFund	2,633,000	4,301,000	2,633,000	5,776,000	3,959,000
Biotechnology UltraSector ProFund	5,023,000	8,207,000	5,023,000	11,021,000	7,550,000
Bull ProFund	4,038,000	6,596,000	4,038,000	8,858,000	6,071,000
Communication Services UltraSector ProFund	350,000	573,000	350,000	771,000	536,000
Consumer Goods UltraSector ProFund	153,000	251,000	153,000	337,000	238,000

304 :: Notes to Financial Statements :: July 31, 2019

Fund Name	HSBC Securities (USA), Inc., 2.25%, dated 7/31/19, due 8/1/19(1)	NatWest Markets Securities Inc., 2.45%, dated 7/31/19, due 8/1/19(2)	RBC Capital Markets, LLC, 2.31%, dated 7/31/19, due 8/1/19(3)	Societe Generale, 2.43%, dated 7/31/19, due 8/1/19(4)	UMB Bank, N.A., 2.31%, dated 7/31/19, due 8/1/19(5)
Consumer Services UltraSector ProFund	$3,336,000	$5,450,000	$3,336,000	$7,318,000	$5,017,000
Falling U.S. Dollar ProFund	134,000	218,000	134,000	294,000	208,000
Financials UltraSector ProFund	1,267,000	2,071,000	1,267,000	2,781,000	1,914,000
Health Care UltraSector ProFund	439,000	720,000	439,000	966,000	669,000
Industrials UltraSector ProFund	334,000	547,000	334,000	735,000	510,000
Internet UltraSector ProFund	6,951,000	11,353,000	6,951,000	15,247,000	10,444,000
Large-Cap Value ProFund	9,000	15,000	9,000	20,000	17,000
Mid-Cap ProFund	667,000	1,091,000	667,000	1,465,000	1,011,000
Nasdaq-100 ProFund	7,085,000	11,574,000	7,085,000	15,543,000	10,646,000
Oil & Gas UltraSector ProFund	514,000	842,000	514,000	1,130,000	784,000
Oil Equipment & Services UltraSector ProFund	243,000	398,000	243,000	535,000	372,000
Pharmaceuticals UltraSector ProFund	238,000	389,000	238,000	522,000	364,000
Precious Metals UltraSector ProFund	1,286,000	2,103,000	1,286,000	2,825,000	1,942,000
Real Estate UltraSector ProFund	731,000	1,193,000	731,000	1,604,000	1,102,000
Rising Rates Opportunity ProFund	4,327,000	7,068,000	4,327,000	9,491,000	6,504,000
Rising Rates Opportunity 10 ProFund	406,000	665,000	406,000	893,000	618,000
Rising U.S. Dollar ProFund	1,567,000	2,560,000	1,567,000	3,438,000	2,360,000
Semiconductor UltraSector ProFund	2,426,000	3,962,000	2,426,000	5,322,000	3,648,000
Short Nasdaq-100 ProFund	820,000	1,341,000	820,000	1,801,000	1,243,000
Short Oil & Gas ProFund	251,000	411,000	251,000	552,000	383,000
Short Precious Metals ProFund	626,000	1,022,000	626,000	1,374,000	947,000
Short Real Estate ProFund	160,000	261,000	160,000	350,000	246,000
Short Small-Cap ProFund	156,000	255,000	156,000	342,000	242,000
Small-Cap ProFund	533,000	872,000	533,000	1,171,000	809,000
Small-Cap Growth ProFund	—	—	—	1,000	3,000
Technology UltraSector ProFund	3,193,000	5,216,000	3,193,000	7,004,000	4,802,000
Telecommunications UltraSector ProFund	59,000	96,000	59,000	130,000	99,000
U.S. Government Plus ProFund	1,773,000	2,898,000	1,773,000	3,892,000	2,672,000
UltraBear ProFund	1,107,000	1,809,000	1,107,000	2,431,000	1,672,000
UltraBull ProFund	6,256,000	10,219,000	6,256,000	13,724,000	9,402,000
UltraChina ProFund	444,000	726,000	444,000	975,000	674,000
UltraDow 30 ProFund	2,039,000	3,330,000	2,039,000	4,472,000	3,068,000
UltraEmerging Markets ProFund	302,000	496,000	302,000	665,000	464,000
UltraInternational ProFund	432,000	708,000	432,000	950,000	660,000
UltraJapan ProFund	1,692,000	2,764,000	1,692,000	3,712,000	2,542,000
UltraLatin America ProFund	712,000	1,164,000	712,000	1,563,000	1,077,000
UltraMid-Cap ProFund	4,025,000	6,574,000	4,025,000	8,830,000	6,050,000
UltraNasdaq-100 ProFund	30,755,000	50,235,000	30,755,000	67,460,000	46,185,000
UltraShort China ProFund	556,000	909,000	556,000	1,222,000	846,000
UltraShort Dow 30 ProFund	584,000	953,000	584,000	1,281,000	882,000
UltraShort Emerging Markets ProFund	336,000	550,000	336,000	739,000	514,000
UltraShort International ProFund	299,000	489,000	299,000	657,000	457,000
UltraShort Japan ProFund	158,000	258,000	158,000	346,000	238,000
UltraShort Latin America ProFund	620,000	1,013,000	620,000	1,360,000	940,000
UltraShort Mid-Cap ProFund	198,000	324,000	198,000	436,000	304,000
UltraShort Nasdaq-100 ProFund	1,865,000	3,047,000	1,865,000	4,091,000	2,811,000
UltraShort Small-Cap ProFund	667,000	1,092,000	667,000	1,466,000	1,015,000
UltraSmall-Cap ProFund	3,542,000	5,786,000	3,542,000	7,770,000	5,327,000
Utilities UltraSector ProFund	1,090,000	1,782,000	1,090,000	2,393,000	1,646,000
	$109,981,000	$179,685,000	$109,981,000	$241,312,000	$165,580,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2019 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at July 31, 2019, 2.67%, due 8/15/47, total value $112,184,617.

(2)         U.S. Treasury Notes, 1.625% to 2.75%, due 11/30/20 to 6/30/23, which had an aggregate value of $183,287,832.

(3)         U.S. Treasury Notes, 2.125%, due 5/15/25, total value $112,189,550.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $246,147,845.

(5)         U.S. Treasury Notes, 1.00% to 2.25%, due 10/31/19 to 1/31/24, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $168,911,292.

July 31, 2019 :: Notes to Financial Statements :: 305

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored”, require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, and U.S. Government Plus ProFund) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2019, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2019. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Communication Services UltraSector ProFund, Mid-Cap ProFund, UltraDow 30 ProFund and UltraSmall-Cap ProFund was 87%, 41%, 128% and 168%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2019.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final

306 :: Notes to Financial Statements :: July 31, 2019

settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

July 31, 2019 :: Notes to Financial Statements :: 307

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2019, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

308 :: Notes to Financial Statements :: July 31, 2019

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2019, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2019.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$59,005	$—	$—	$—	$—
Basic Materials UltraSector ProFund	—	—	—	—	109,743	—
Bear ProFund	—	235,541	—	46,173	—	—
Biotechnology UltraSector ProFund	—	—	—	—	464,057	—
Bull ProFund	400,340	—	—	—	203,011	—
Communication Services UltraSector ProFund	—	102,573	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	33,766	—
Consumer Services UltraSector ProFund	—	—	—	—	1,334,340	—
Financials UltraSector ProFund	—	—	—	—	8,537	—
Health Care UltraSector ProFund	—	—	—	—	102,841	—
Industrials UltraSector ProFund	—	—	—	—	56,916	—
Internet UltraSector ProFund	—	—	—	—	1,852,666	—
Mid-Cap ProFund	36,648	—	—	—	13,152	—
Nasdaq-100 ProFund	1,076,773	—	—	—	466,594	—
Oil & Gas UltraSector ProFund	—	—	—	—	105,852	—
Oil Equipment & Services UltraSector ProFund	—	—	—	—	22,566	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	46,978	—
Precious Metals UltraSector ProFund	—	—	—	—	1,477,463	—
Real Estate UltraSector ProFund	—	113,159	—	—	—	—

July 31, 2019 :: Notes to Financial Statements :: 309

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Semiconductor UltraSector ProFund	$—	$—	$—	$—	$1,058,194	$—
Short Nasdaq-100 ProFund	—	88,991	—	43,153	—	—
Short Oil & Gas ProFund	—	24,046	—	—	—	—
Short Precious Metals ProFund	—	175,650	—	—	—	—
Short Real Estate ProFund	—	—	—	—	8,353	—
Short Small-Cap ProFund	—	—	—	7,633	3,508	—
Small-Cap ProFund	78,681	3,533	—	—	—	—
Technology UltraSector ProFund	—	—	—	—	473,285	—
Telecommunications UltraSector ProFund	—	—	—	—	9,443	—
UltraBear ProFund	—	215,333	—	3,804	—	—
UltraBull ProFund	749,470	—	—	—	2,348,316	—
UltraChina ProFund	—	—	—	—	445,795	—
UltraDow 30 ProFund	269,815	—	—	—	622,432	—
UltraEmerging Markets ProFund	—	—	—	—	346,676	—
UltraInternational ProFund	—	—	—	—	99,359	—
UltraJapan ProFund	369,776	—	—	—	1,223	—
UltraLatin America ProFund	—	—	—	—	1,028,426	—
UltraMid-Cap ProFund	671,880	—	—	—	369,879	—
UltraNasdaq-100 ProFund	3,043,611	—	—	—	11,879,276	—
UltraShort China ProFund	—	118,786	—	—	—	—
UltraShort Dow 30 ProFund	—	102,719	—	6,129	—	—
UltraShort Emerging Markets ProFund	—	104,747	—	—	—	—
UltraShort International ProFund	—	67,873	—	—	—	—
UltraShort Japan ProFund	21,748	1,222	—	—	—	—
UltraShort Latin America ProFund	—	250,104	—	—	—	—
UltraShort Mid-Cap ProFund	—	8,344	—	6,117	—	—
UltraShort Nasdaq-100 ProFund	—	474,721	—	35,051	—	—
UltraShort Small-Cap ProFund	—	—	—	25,444	41,731	—
UltraSmall-Cap ProFund	32,814	133,897	—	—	43,313	—
Utilities UltraSector ProFund	—	—	—	—	121,569	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	12,652	—	—	31,289
Rising U.S. Dollar ProFund	—	—	194,823	—	—	3,192

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	—	—	—	637,595	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	19,265	—
U.S. Government Plus ProFund	—	283,216	—	—	—	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2019.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$(913,518)	$—	$—	$94,875	$—
Basic Materials UltraSector ProFund	—	(403,348)	—	—	(293,766)	—
Bear ProFund	(128,829)	(2,148,765)	—	(15,138)	226,864	—
Biotechnology UltraSector ProFund	—	(18,563,896)	—	—	(1,532,424)	—

310 :: Notes to Financial Statements :: July 31, 2019

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Bull ProFund	$(180,504)	$2,156,328	$—	$346,805	$(197,654)	$—
Communication Services UltraSector ProFund	—	4,227,173	—	—	34,286	—
Consumer Goods UltraSector ProFund	—	136,883	—	—	(47,341)	—
Consumer Services UltraSector ProFund	—	2,655,019	—	—	(794,922)	—
Financials UltraSector ProFund	—	(156,091)	—	—	(3,046)	—
Health Care UltraSector ProFund	—	(4,599,743)	—	—	(618,467)	—
Industrials UltraSector ProFund	—	(1,754,781)	—	—	(182,389)	—
Internet UltraSector ProFund	—	(10,364,284)	—	—	13,406,933	—
Mid-Cap ProFund	(174,770)	(566,176)	—	70,114	(42,292)	—
Nasdaq-100 ProFund	523,072	2,532,420	—	998,530	(217,396)	—
Oil & Gas UltraSector ProFund	—	(2,288,720)	—	—	(1,109,318)	—
Oil Equipment & Services UltraSector ProFund	—	(2,411,837)	—	—	(240,857)	—
Pharmaceuticals UltraSector ProFund	—	(457,236)	—	—	(348,295)	—
Precious Metals UltraSector ProFund	—	3,512,204	—	—	(1,238,899)	—
Real Estate UltraSector ProFund	—	1,134,748	—	—	51,971	—
Semiconductor UltraSector ProFund	—	332,783	—	—	1,148,649	—
Short Nasdaq-100 ProFund	6,815	(511,736)	—	(40,409)	60,830	—
Short Oil & Gas ProFund	—	378,108	—	—	121,998	—
Short Precious Metals ProFund	—	(2,325,282)	—	—	185,724	—
Short Real Estate ProFund	—	(145,573)	—	—	15,681	—
Short Small-Cap ProFund	117,543	627,337	—	(7,633)	14,113	—
Small-Cap ProFund	(356,114)	(2,064,463)	—	128,439	(102,874)	—
Technology UltraSector ProFund	—	(9,021,966)	—	—	2,221,977	—
Telecommunications UltraSector ProFund	—	(2,188,465)	—	—	(43,313)	—
UltraBear ProFund	(154,851)	(2,978,381)	—	6,427	199,284	—
UltraBull ProFund	316,724	1,889,084	—	371,627	(2,189,893)	—
UltraChina ProFund	—	(6,464,320)	—	—	(67,916)	—
UltraDow 30 ProFund	192,626	(221,472)	—	214,550	(571,580)	—
UltraEmerging Markets ProFund	—	(3,053,997)	—	—	(84,882)	—
UltraInternational ProFund	—	(1,056,547)	—	—	(86,497)	—
UltraJapan ProFund	(2,179,747)	(17,448)	—	119,217	(1,369)	—
UltraLatin America ProFund	—	(683,427)	—	—	(559,570)	—
UltraMid-Cap ProFund	(392,906)	(4,163,294)	—	784,266	(784,599)	—
UltraNasdaq-100 ProFund	(10,398,024)	26,482,286	—	2,301,428	(6,763,276)	—
UltraShort China ProFund	—	(111,230)	—	—	52,304	—
UltraShort Dow 30 ProFund	(3,452)	(894,327)	—	(3,176)	89,066	—
UltraShort Emerging Markets ProFund	—	133,490	—	—	49,385	—
UltraShort International ProFund	—	(955,564)	—	—	65,345	—
UltraShort Japan ProFund	(151,569)	17,196	—	24,580	1,370	—
UltraShort Latin America ProFund	—	(1,333,919)	—	—	180,869	—
UltraShort Mid-Cap ProFund	1,874	(440,997)	—	(8,206)	16,844	—
UltraShort Nasdaq-100 ProFund	(917,678)	(231,265)	—	(19,960)	261,936	—
UltraShort Small-Cap ProFund	(90,997)	(861,728)	—	(21,055)	92,924	—
UltraSmall-Cap ProFund	(782,294)	(8,416,344)	—	19,560	(770,460)	—
Utilities UltraSector ProFund	—	1,889,350	—	—	(225,438)	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(175,062)	—	—	(7,733)
Rising U.S. Dollar ProFund	—	—	638,004	—	—	65,439

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	(10,774)	(4,650,367)	—	—	(1,492,070)	—
Rising Rates Opportunity 10 ProFund	—	(380,334)	—	—	(156,801)	—
U.S. Government Plus ProFund	10,743	2,371,614	—	—	682,921	—

July 31, 2019 :: Notes to Financial Statements :: 311

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of July 31, 2019. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$27,535	$(20,762)	$—	$6,773
Swap Agreements — UBS AG	31,470	—	—	31,470
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(56,170)	56,170	—	—
Swap Agreements — UBS AG	(53,573)	53,573	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	211,752	—	—	211,752
Swap Agreements — UBS AG	23,789	—	—	23,789
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(226,253)	226,253	—	—
Swap Agreements — UBS AG	(237,804)	237,804	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(78,758)	78,758	—	—
Swap Agreements — UBS AG	(124,253)	124,253	—	—
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	46,713	(46,713)	—	—
Swap Agreements — UBS AG	55,860	—	—	55,860
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(15,214)	15,214	—	—
Swap Agreements — UBS AG	(18,552)	18,552	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(654,315)	654,315	—	—
Swap Agreements — UBS AG	(680,025)	680,025	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	356
(Depreciation)	(4,444)
Net (Depreciation)	(4,088)	4,088	—	—
Forward Currency Contracts — UBS AG
Appreciation	12,296
(Depreciation)	(26,845)
Net (Depreciation)	(14,549)	14,549	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,267)	2,267	—	—
Swap Agreements — UBS AG	(6,270)	6,270	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(48,862)	48,862	—	—
Swap Agreements — UBS AG	(53,979)	53,979	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(27,321)	27,321	—	—
Swap Agreements — UBS AG	(29,595)	29,595	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(932,767)	932,767	—	—
Swap Agreements — UBS AG	(919,899)	919,899	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(12,442)	12,442	—	—
Swap Agreements — UBS AG	(710)	710	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(77,855)	77,855	—	—
Swap Agreements — UBS AG	(388,739)	388,739	—	—

312 :: Notes to Financial Statements :: July 31, 2019

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(54,933)	$54,933	$—	$—
Swap Agreements — UBS AG	(50,919)	50,919	—	—
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(17,888)	17,888	—	—
Swap Agreements — UBS AG	(4,678)	4,678	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(31,411)	31,411	—	—
Swap Agreements — UBS AG	(15,567)	15,567	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(751,001)	751,001	—	—
Swap Agreements — UBS AG	(726,462)	726,462	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	40,820	—	—	40,820
Swap Agreements — UBS AG	72,339	—	—	72,339
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(470,020)	470,020	—	—
Swap Agreements — Societe’ Generale	(167,575)	110,000	—	(57,575)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(3,041)	3,041	—	—
Swap Agreements — Societe’ Generale	(16,224)	16,224	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	48,664
(Depreciation)	(3,192)
Net Appreciation	45,472	—	—	45,472
Forward Currency Contracts — UBS AG
Appreciation	146,159
(Depreciation)	—
Net Appreciation	146,159	—	—	146,159
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(469,873)	469,873	—	—
Swap Agreements — UBS AG	(588,321)	588,321	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	51,642	—	—	51,642
Swap Agreements — UBS AG	37,349	—	—	37,349
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	17,107	—	—	17,107
Swap Agreements — UBS AG	6,939	—	—	6,939
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	48,003	—	—	48,003
Swap Agreements — UBS AG	127,647	—	—	127,647
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(4,293)	4,293	—	—
Swap Agreements — UBS AG	(4,060)	4,060	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(3,118)	3,118	—	—
Swap Agreements — UBS AG	(390)	390	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	2,854	—	—	2,854
Swap Agreements — UBS AG	679	—	—	679
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(223,579)	223,579	—	—
Swap Agreements — UBS AG	(249,706)	249,706	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(6,778)	6,778	—	—
Swap Agreements — UBS AG	(2,665)	2,665	—	—

July 31, 2019 :: Notes to Financial Statements :: 313

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	$226,483	$—	$—	$226,483
Swap Agreements — Societe’ Generale	56,733	—	—	56,733
UltraBear ProFund
Swap Agreements — Goldman Sachs International	61,750	—	—	61,750
Swap Agreements — UBS AG	153,583	—	—	153,583
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(1,859,929)	1,859,929	—	—
Swap Agreements — UBS AG	(488,387)	488,387	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(223,836)	223,836	—	—
Swap Agreements — UBS AG	(221,959)	221,959	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(248,118)	248,118	—	—
Swap Agreements — UBS AG	(374,314)	374,314	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(145,174)	145,174	—	—
Swap Agreements — UBS AG	(201,502)	201,502	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(3,417)	3,417	—	—
Swap Agreements — UBS AG	(95,942)	95,942	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	(1,223)	—	—	(1,223)
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(506,625)	506,625	—	—
Swap Agreements — UBS AG	(521,801)	521,801	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(190,910)	190,910	—	—
Swap Agreements — UBS AG	(178,969)	178,969	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(5,869,710)	5,869,710	—	—
Swap Agreements — UBS AG	(6,009,566)	6,009,566	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	69,259	(29,873)	—	39,386
Swap Agreements — UBS AG	49,527	—	—	49,527
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	35,106	(30,869)	—	4,237
Swap Agreements — UBS AG	67,613	—	—	67,613
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	39,337	(996)	—	38,341
Swap Agreements — UBS AG	65,410	—	—	65,410
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	18,403	—	—	18,403
Swap Agreements — UBS AG	49,470	—	—	49,470
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	1,222	—	—	1,222
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	110,387	(996)	—	109,391
Swap Agreements — UBS AG	139,717	—	—	139,717
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	4,273	—	—	4,273
Swap Agreements — UBS AG	4,071	—	—	4,071
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	155,241	—	—	155,241
Swap Agreements — UBS AG	319,480	—	—	319,480
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(17,746)	17,746	—	—
Swap Agreements — UBS AG	(23,985)	23,985	—	—

314 :: Notes to Financial Statements :: July 31, 2019

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	$77,698	$(77,698)	$—	$—
Swap Agreements — Goldman Sachs International	(43,313)	43,313	—	—
Swap Agreements — UBS AG	56,199	(56,199)	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(61,553)	61,553	—	—
Swap Agreements — UBS AG	(60,016)	60,016	—	—

*                 The actual financial instruments (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund’s assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund’s securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the Fund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds’ securities lending transactions as of July 31, 2019:

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Biotechnology UltraSector ProFund	$85,685	$88,473
Bull ProFund	17,090	17,600
Consumer Goods UltraSector ProFund	50,783	51,973
Consumer Services UltraSector ProFund	48,900	49,450
Financials UltraSector ProFund	22,054	22,770
Health Care UltraSector ProFund	1,694	1,749
Industrials UltraSector ProFund	14,037	14,684

July 31, 2019 :: Notes to Financial Statements :: 315

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Internet UltraSector ProFund	$7,251	$8,100
Mid-Cap ProFund	17,312	18,236
Mid-Cap Growth ProFund	76,104	81,403
Mid-Cap Value ProFund	22,979	23,765
Nasdaq-100 ProFund	250,791	256,646
Oil & Gas UltraSector ProFund	12,131	13,404
Pharmaceuticals UltraSector ProFund	31,628	31,880
Precious Metals UltraSector ProFund	488,892	545,610
Real Estate UltraSector ProFund	84,328	88,861
Small-Cap ProFund	51,877	53,745
Small-Cap Growth ProFund	51,251	53,356
Small-Cap Value ProFund	55,346	58,701
Technology UltraSector ProFund	78,526	79,355
Telecommunications UltraSector ProFund	10,930	11,570
U.S. Government Plus ProFund	107,148	108,500
UltraBull ProFund	103,509	106,420
UltraChina ProFund	120,583	130,093
UltraMid-Cap ProFund	577,313	599,414
UltraNasdaq-100 ProFund	1,866,480	1,954,364

*                 Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

316 :: Notes to Financial Statements :: July 31, 2019

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Recent Accounting Pronouncements and Regulation S-X Amendments

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the ProFunds have early adopted ASU 2018-13 with the financial statements prepared as of July 31, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. The ProFunds’ adoption of these amendments, effective with the financial statements prepared as of July 31, 2019 had no effect on the ProFunds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the July 31, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes presenting all distributions to shareholders, other than tax basis return of capital distributions, if any, in one line-item, called “Total distributions”.

Prior to the adoption of this amendment, the distributions to shareholders in the July 31, 2018, Statements of Changes in Net Assets were presented as follows:

	Investor Class Distributions from		Service Class Distributions from
	Net Investment Income	Net Realized Gains on Investments	Net Investment Income	Net Realized Gains on Investments
Biotechnology UltraSector ProFund	$—	$(19,297,329)	$—	$(863,877)
Consumer Goods UltraSector ProFund	(7,557)	(157,359)	—	(17,278)
Consumer Services UltraSector ProFund	—	(952,427)	—	(29,840)
Europe 30 ProFund	(220,663)	—	—	—
Health Care UltraSector ProFund	—	(2,209,849)	—	(243,279)
Industrials UltraSector ProFund	—	(1,281,682)	—	(42,515)
Internet UltraSector ProFund	—	(14,299,687)	—	(937,987)
Large Cap Growth ProFund	—	(304,461)	—	(44,436)
Large-Cap Value ProFund	(100,821)	(50,703)	—	(7,541)
Mid-Cap ProFund	—	(3,926,116)	—	(85,658)
Mid-Cap Value ProFund	—	(839,790)	—	(77,016)
Nasdaq-100 ProFund	—	(602,089)	—	(50,413)
Oil & Gas UltraSector ProFund	(211,425)	—	—	—
Oil Equipment & Services UltraSector ProFund	(243,865)	—	(5,703)	—
Pharmaceuticals UltraSector ProFund	—	(441,843)	—	(41,346)
Semiconductor UltraSector ProFund	(277,618)	(24,665,917)	—	(676,681)
Technology UltraSector ProFund	—	(2,661,704)	—	(225,904)
Telecommunications UltraSector ProFund	(155,268)	—	(2,147)	—
U.S. Government Plus ProFund	(32,910)	—	(465)	—
UltraChina ProFund	(331,919)	—	(16,999)	—
UltraDow 30 ProFund	(13,434)	(1,507,591)	—	(44,045)
UltraEmerging Markets ProFund	(66,295)	—	—	—
UltraLatin America ProFund	(70,434)	—	—	—
UltraMid-Cap ProFund	—	(7,149,206)	—	(179,502)
UltraSmall-Cap ProFund	—	(729,042)	—	(21,514)
Utilities UltraSector ProFund	(146,932)	—	(72,703)	—

July 31, 2019 :: Notes to Financial Statements :: 317

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•        Level 1—quoted prices in active markets for identical assets

•        Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

318 :: Notes to Financial Statements :: July 31, 2019

A summary of the valuations as of July 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$7,301,738	$—	$—	$—	$7,301,738	$—
Repurchase Agreements	—	—	2,823,000	—	2,823,000	—
Swap Agreements	—	—	—	59,005	—	59,005
Total	$7,301,738	$—	$2,823,000	$59,005	$10,124,738	$59,005
Basic Materials UltraSector ProFund
Common Stocks	$3,650,574	$—	$—	$—	$3,650,574	$—
Repurchase Agreements	—	—	1,399,000	—	1,399,000	—
Swap Agreements	—	—	—	(109,743)	—	(109,743)
Total	$3,650,574	$—	$1,399,000	$(109,743)	$5,049,574	$(109,743)
Bear ProFund
Repurchase Agreements	$—	$—	$19,302,000	$—	$19,302,000	$—
Futures Contracts	—	(46,173)	—	—	—	(46,173)
Swap Agreements	—	—	—	235,541	—	235,541
Total	$—	$(46,173)	$19,302,000	$235,541	$19,302,000	$189,368
Biotechnology UltraSector ProFund
Common Stocks	$131,665,414	$—	$—	$—	$131,665,414	$—
Repurchase Agreements	—	—	36,824,000	—	36,824,000	—
Collateral for Securities Loaned	88,473	—	—	—	88,473	—
Swap Agreements	—	—	—	(464,057)	—	(464,057)
Total	$131,753,887	$—	$36,824,000	$(464,057)	$168,577,887	$(464,057)
Bull ProFund
Common Stocks	$38,262,419	$—	$—	$—	$38,262,419	$—
Repurchase Agreements	—	—	29,601,000	—	29,601,000	—
Collateral for Securities Loaned	17,600	—	—	—	17,600	—
Futures Contracts	—	400,340	—	—	—	400,340
Swap Agreements	—	—	—	(203,011)	—	(203,011)
Total	$38,280,019	$400,340	$29,601,000	$(203,011)	$67,881,019	$197,329
Communication Services UltraSector ProFund
Common Stocks	$7,686,001	$—	$—	$—	$7,686,001	$—
Repurchase Agreements	—	—	2,580,000	—	2,580,000	—
Swap Agreements	—	—	—	102,573	—	102,573
Total	$7,686,001	$—	$2,580,000	$102,573	$10,266,001	$102,573
Consumer Goods UltraSector ProFund
Common Stocks	$3,750,615	$—	$—	$—	$3,750,615	$—
Repurchase Agreements	—	—	1,132,000	—	1,132,000	—
Collateral for Securities Loaned	51,973	—	—	—	51,973	—
Swap Agreements	—	—	—	(33,766)	—	(33,766)
Total	$3,802,588	$—	$1,132,000	$(33,766)	$4,934,588	$(33,766)
Consumer Services UltraSector ProFund
Common Stocks	$70,468,392	$—	$—	$—	$70,468,392	$—
Repurchase Agreements	—	—	24,457,000	—	24,457,000	—
Collateral for Securities Loaned	49,450	—	—	—	49,450	—
Swap Agreements	—	—	—	(1,334,340)	—	(1,334,340)
Total	$70,517,842	$—	$24,457,000	$(1,334,340)	$94,974,842	$(1,334,340)

July 31, 2019 :: Notes to Financial Statements :: 319

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Europe 30 ProFund
Common Stocks	$5,258,541	$—	$—	$—	$5,258,541	$—
Total	$5,258,541	$—	$—	$—	$5,258,541	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$988,000	$—	$988,000	$—
Forward Currency Contracts	—	—	—	(18,637)	—	(18,637)
Total	$—	$—	$988,000	$(18,637)	$988,000	$(18,637)
Financials UltraSector ProFund
Common Stocks	$32,033,918	$—	$—	$—	$32,033,918	$—
Repurchase Agreements	—	—	9,300,000	—	9,300,000	—
Collateral for Securities Loaned	22,770	—	—	—	22,770	—
Swap Agreements	—	—	—	(8,537)	—	(8,537)
Total	$32,056,688	$—	$9,300,000	$(8,537)	$41,356,688	$(8,537)
Health Care UltraSector ProFund
Common Stocks	$12,587,525	$—	$—	$—	$12,587,525	$—
Repurchase Agreements	—	—	3,233,000	—	3,233,000	—
Collateral for Securities Loaned	1,749	—	—	—	1,749	—
Swap Agreements	—	—	—	(102,841)	—	(102,841)
Total	$12,589,274	$—	$3,233,000	$(102,841)	$15,822,274	$(102,841)
Industrials UltraSector ProFund
Common Stocks	$8,099,821	$—	$—	$—	$8,099,821	$—
Repurchase Agreements	—	—	2,460,000	—	2,460,000	—
Collateral for Securities Loaned	14,684	—	—	—	14,684	—
Swap Agreements	—	—	—	(56,916)	—	(56,916)
Total	$8,114,505	$—	$2,460,000	$(56,916)	$10,574,505	$(56,916)
Internet UltraSector ProFund
Common Stocks	$168,893,300	$—	$—	$—	$168,893,300	$—
Repurchase Agreements	—	—	50,946,000	—	50,946,000	—
Collateral for Securities Loaned	8,100	—	—	—	8,100	—
Swap Agreements	—	—	—	(1,852,666)	—	(1,852,666)
Total	$168,901,400	$—	$50,946,000	$(1,852,666)	$219,847,400	$(1,852,666)
Large-Cap Growth ProFund
Common Stocks	$26,015,497	$—	$—	$—	$26,015,497	$—
Total	$26,015,497	$—	$—	$—	$26,015,497	$—
Large-Cap Value ProFund
Common Stocks	$13,043,156	$—	$—	$—	$13,043,156	$—
Repurchase Agreements	—	—	70,000	—	70,000	—
Total	$13,043,156	$—	$70,000	$—	$13,113,156	$—
Mid-Cap ProFund
Common Stocks	$4,683,036	$—	$—	$—	$4,683,036	$—
Repurchase Agreements	—	—	4,901,000	—	4,901,000	—
Collateral for Securities Loaned	18,236	—	—	—	18,236	—
Futures Contracts	—	36,648	—	—	—	36,648
Swap Agreements	—	—	—	(13,152)	—	(13,152)
Total	$4,701,272	$36,648	$4,901,000	$(13,152)	$9,602,272	$23,496
Mid-Cap Growth ProFund
Common Stocks	$20,110,380	$—	$—	$—	$20,110,380	$—
Collateral for Securities Loaned	81,403	—	—	—	81,403	—
Total	$20,191,783	$—	$—	$—	$20,191,783	$—

320 :: Notes to Financial Statements :: July 31, 2019

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Value ProFund
Common Stocks	$6,186,199	$—	$—	$—	$6,186,199	$—
Collateral for Securities Loaned	23,765	—	—	—	23,765	—
Total	$6,209,964	$—	$—	$—	$6,209,964	$—
Nasdaq-100 ProFund
Common Stocks	$55,142,916	$—	$—	$—	$55,142,916	$—
Repurchase Agreements	—	—	51,933,000	—	51,933,000	—
Collateral for Securities Loaned	256,646	—	—	—	256,646	—
Futures Contracts	—	1,076,773	—	—	—	1,076,773
Swap Agreements	—	—	—	(466,594)	—	(466,594)
Total	$55,399,562	$1,076,773	$51,933,000	$(466,594)	$107,332,562	$610,179
Oil & Gas UltraSector ProFund
Common Stocks	$10,341,487	$—	$—	$—	$10,341,487	$—
Repurchase Agreements	—	—	3,784,000	—	3,784,000	—
Collateral for Securities Loaned	13,404	—	—	—	13,404	—
Swap Agreements	—	—	—	(105,852)	—	(105,852)
Total	$10,354,891	$—	$3,784,000	$(105,852)	$14,138,891	$(105,852)
Oil Equipment & Services UltraSector ProFund
Common Stocks	$4,860,480	$—	$—	$—	$4,860,480	$—
Repurchase Agreements	—	—	1,791,000	—	1,791,000	—
Swap Agreements	—	—	—	(22,566)	—	(22,566)
Total	$4,860,480	$—	$1,791,000	$(22,566)	$6,651,480	$(22,566)
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,756,828	$—	$—	$—	$3,756,828	$—
Repurchase Agreements	—	—	1,751,000	—	1,751,000	—
Collateral for Securities Loaned	31,880	—	—	—	31,880	—
Swap Agreements	—	—	—	(46,978)	—	(46,978)
Total	$3,788,708	$—	$1,751,000	$(46,978)	$5,539,708	$(46,978)
Precious Metals UltraSector ProFund
Common Stocks	$22,659,828	$—	$—	$—	$22,659,828	$—
Repurchase Agreements	—	—	9,442,000	—	9,442,000	—
Collateral for Securities Loaned	545,610	—	—	—	545,610	—
Swap Agreements	—	—	—	(1,477,463)	—	(1,477,463)
Total	$23,205,438	$—	$9,442,000	$(1,477,463)	$32,647,438	$(1,477,463)
Real Estate UltraSector ProFund
Common Stocks	$21,420,679	$—	$—	$—	$21,420,679	$—
Repurchase Agreements	—	—	5,361,000	—	5,361,000	—
Collateral for Securities Loaned	88,861	—	—	—	88,861	—
Swap Agreements	—	—	—	113,159	—	113,159
Total	$21,509,540	$—	$5,361,000	$113,159	$26,870,540	$113,159
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$31,717,000	$—	$31,717,000	$—
Swap Agreements	—	—	—	(637,595)	—	(637,595)
Total	$—	$—	$31,717,000	$(637,595)	$31,717,000	$(637,595)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$2,988,000	$—	$2,988,000	$—
Swap Agreements	—	—	—	(19,265)	—	(19,265)
Total	$—	$—	$2,988,000	$(19,265)	$2,988,000	$(19,265)

July 31, 2019 :: Notes to Financial Statements :: 321

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$11,492,000	$—	$11,492,000	$—
Forward Currency Contracts	—	—	—	191,631	—	191,631
Total	$—	$—	$11,492,000	$191,631	$11,492,000	$191,631
Semiconductor UltraSector ProFund
Common Stocks	$50,971,978	$—	$—	$—	$50,971,978	$—
Repurchase Agreements	—	—	17,784,000	—	17,784,000	—
Swap Agreements	—	—	—	(1,058,194)	—	(1,058,194)
Total	$50,971,978	$—	$17,784,000	$(1,058,194)	$68,755,978	$(1,058,194)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$6,025,000	$—	$6,025,000	$—
Futures Contracts	—	(43,153)	—	—	—	(43,153)
Swap Agreements	—	—	—	88,991	—	88,991
Total	$—	$(43,153)	$6,025,000	$88,991	$6,025,000	$45,838
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,848,000	$—	$1,848,000	$—
Swap Agreements	—	—	—	24,046	—	24,046
Total	$—	$—	$1,848,000	$24,046	$1,848,000	$24,046
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$4,595,000	$—	$4,595,000	$—
Swap Agreements	—	—	—	175,650	—	175,650
Total	$—	$—	$4,595,000	$175,650	$4,595,000	$175,650
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,177,000	$—	$1,177,000	$—
Swap Agreements	—	—	—	(8,353)	—	(8,353)
Total	$—	$—	$1,177,000	$(8,353)	$1,177,000	$(8,353)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,151,000	$—	$1,151,000	$—
Futures Contracts	—	(7,633)	—	—	—	(7,633)
Swap Agreements	—	—	—	(3,508)	—	(3,508)
Total	$—	$(7,633)	$1,151,000	$(3,508)	$1,151,000	$(11,141)
Small-Cap ProFund
Common Stocks	$4,471,250	$—	$—	$—	$4,471,250	$—
Contingent Right	—	—	107	—	107	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,918,000	—	3,918,000	—
Collateral for Securities Loaned	53,745	—	—	—	53,745	—
Futures Contracts	—	78,681	—	—	—	78,681
Swap Agreements	—	—	—	3,533	—	3,533
Total	$4,524,995	$78,681	$3,918,107	$3,533	$8,443,102	$82,214
Small-Cap Growth ProFund
Common Stocks	$11,935,974	$—	$—	$—	$11,935,974	$—
Repurchase Agreements	—	—	4,000	—	4,000	—
Collateral for Securities Loaned	53,356	—	—	—	53,356	—
Total	$11,989,330	$—	$4,000	$—	$11,993,330	$—
Small-Cap Value ProFund
Common Stocks	$5,781,078	$—	$—	$—	$5,781,078	$—
Contingent Right	—	—	1,215	—	1,215	—
Collateral for Securities Loaned	58,701	—	—	—	58,701	—
Total	$5,839,779	$—	$1,215	$—	$5,840,994	$—

322 :: Notes to Financial Statements :: July 31, 2019

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Technology UltraSector ProFund
Common Stocks	$63,820,544	$—	$—	$—	$63,820,544	$—
Repurchase Agreements	—	—	23,408,000	—	23,408,000	—
Collateral for Securities Loaned	79,355	—	—	—	79,355	—
Swap Agreements	—	—	—	(473,285)	—	(473,285)
Total	$63,899,899	$—	$23,408,000	$(473,285)	$87,307,899	$(473,285)
Telecommunications UltraSector ProFund
Common Stocks	$1,183,463	$—	$—	$—	$1,183,463	$—
Repurchase Agreements	—	—	443,000	—	443,000	—
Collateral for Securities Loaned	11,570	—	—	—	11,570	—
Swap Agreements	—	—	—	(9,443)	—	(9,443)
Total	$1,195,033	$—	$443,000	$(9,443)	$1,638,033	$(9,443)
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$11,700,609	$—	$11,700,609	$—
Repurchase Agreements	—	—	13,008,000	—	13,008,000	—
Collateral for Securities Loaned	108,500	—	—	—	108,500	—
Swap Agreements	—	—	—	283,216	—	283,216
Total	$108,500	$—	$24,708,609	$283,216	$24,817,109	$283,216
UltraBear ProFund
Repurchase Agreements	$—	$—	$8,126,000	$—	$8,126,000	$—
Futures Contracts	—	(3,804)	—	—	—	(3,804)
Swap Agreements	—	—	—	215,333	—	215,333
Total	$—	$(3,804)	$8,126,000	$215,333	$8,126,000	$211,529
UltraBull ProFund
Common Stocks	$116,643,036	$—	$—	$—	$116,643,036	$—
Repurchase Agreements	—	—	45,857,000	—	45,857,000	—
Collateral for Securities Loaned	106,420	—	—	—	106,420	—
Futures Contracts	—	749,470	—	—	—	749,470
Swap Agreements	—	—	—	(2,348,316)	—	(2,348,316)
Total	$116,749,456	$749,470	$45,857,000	$(2,348,316)	$162,606,456	$(1,598,846)
UltraChina ProFund
Common Stocks	$19,388,059	$—	$—	$—	$19,388,059	$—
Repurchase Agreements	—	—	3,263,000	—	3,263,000	—
Collateral for Securities Loaned	130,093	—	—	—	130,093	—
Swap Agreements	—	—	—	(445,795)	—	(445,795)
Total	$19,518,152	$—	$3,263,000	$(445,795)	$22,781,152	$(445,795)
UltraDow 30 ProFund
Common Stocks	$24,831,268	$—	$—	$—	$24,831,268	$—
Repurchase Agreements	—	—	14,948,000	—	14,948,000	—
Futures Contracts	—	269,815	—	—	—	269,815
Swap Agreements	—	—	—	(622,432)	—	(622,432)
Total	$24,831,268	$269,815	$14,948,000	$(622,432)	$39,779,268	$(352,617)
UltraEmerging Markets ProFund
Common Stocks	$10,929,190	$—	$—	$—	$10,929,190	$—
Preferred Stock	282,742	—	—	—	282,742	—
Repurchase Agreements	—	—	2,229,000	—	2,229,000	—
Swap Agreements	—	—	—	(346,676)	—	(346,676)
Total	$11,211,932	$—	$2,229,000	$(346,676)	$13,440,932	$(346,676)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,182,000	$—	$3,182,000	$—
Swap Agreements	—	—	—	(99,359)	—	(99,359)
Total	$—	$—	$3,182,000	$(99,359)	$3,182,000	$(99,359)

July 31, 2019 :: Notes to Financial Statements :: 323

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$12,402,000	$—	$12,402,000	$—
Futures Contracts	—	369,776	—	—	—	369,776
Swap Agreement	—	—	—	(1,223)	—	(1,223)
Total	$—	$369,776	$12,402,000	$(1,223)	$12,402,000	$368,553
UltraLatin America ProFund
Common Stocks	$24,987,338	$—	$—	$—	$24,987,338	$—
Preferred Stocks	2,786,229	—	—	—	2,786,229	—
Repurchase Agreements	—	—	5,228,000	—	5,228,000	—
Swap Agreements	—	—	—	(1,028,426)	—	(1,028,426)
Total	$27,773,567	$—	$5,228,000	$(1,028,426)	$33,001,567	$(1,028,426)
UltraMid-Cap ProFund
Common Stocks	$49,611,753	$—	$—	$—	$49,611,753	$—
Repurchase Agreements	—	—	29,504,000	—	29,504,000	—
Collateral for Securities Loaned	599,414	—	—	—	599,414	—
Futures Contracts	—	671,880	—	—	—	671,880
Swap Agreements	—	—	—	(369,879)	—	(369,879)
Total	$50,211,167	$671,880	$29,504,000	$(369,879)	$79,715,167	$302,001
UltraNasdaq-100 ProFund
Common Stocks	$296,168,359	$—	$—	$—	$296,168,359	$—
Repurchase Agreements	—	—	225,390,000	—	225,390,000	—
Collateral for Securities Loaned	1,954,364	—	—	—	1,954,364	—
Futures Contracts	—	3,043,611	—	—	—	3,043,611
Swap Agreements	—	—	—	(11,879,276)	—	(11,879,276)
Total	$298,122,723	$3,043,611	$225,390,000	$(11,879,276)	$523,512,723	$(8,835,665)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,089,000	$—	$4,089,000	$—
Swap Agreements	—	—	—	118,786	—	118,786
Total	$—	$—	$4,089,000	$118,786	$4,089,000	$118,786
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,284,000	$—	$4,284,000	$—
Futures Contracts	—	(6,129)	—	—	—	(6,129)
Swap Agreements	—	—	—	102,719	—	102,719
Total	$—	$(6,129)	$4,284,000	$102,719	$4,284,000	$96,590
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,475,000	$—	$2,475,000	$—
Swap Agreements	—	—	—	104,747	—	104,747
Total	$—	$—	$2,475,000	$104,747	$2,475,000	$104,747
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,201,000	$—	$2,201,000	$—
Swap Agreements	—	—	—	67,873	—	67,873
Total	$—	$—	$2,201,000	$67,873	$2,201,000	$67,873
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,158,000	$—	$1,158,000	$—
Futures Contracts	—	21,748	—	—	—	21,748
Swap Agreement	—	—	—	1,222	—	1,222
Total	$—	$21,748	$1,158,000	$1,222	$1,158,000	$22,970
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$4,553,000	$—	$4,553,000	$—
Swap Agreements	—	—	—	250,104	—	250,104
Total	$—	$—	$4,553,000	$250,104	$4,553,000	$250,104

324 :: Notes to Financial Statements :: July 31, 2019

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,460,000	$—	$1,460,000	$—
Futures Contracts	—	(6,117)	—	—	—	(6,117)
Swap Agreements	—	—	—	8,344	—	8,344
Total	$—	$(6,117)	$1,460,000	$8,344	$1,460,000	$2,227
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$13,679,000	$—	$13,679,000	$—
Futures Contracts	—	(35,051)	—	—	—	(35,051)
Swap Agreements	—	—	—	474,721	—	474,721
Total	$—	$(35,051)	$13,679,000	$474,721	$13,679,000	$439,670
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,907,000	$—	$4,907,000	$—
Futures Contracts	—	(25,444)	—	—	—	(25,444)
Swap Agreements	—	—	—	(41,731)	—	(41,731)
Total	$—	$(25,444)	$4,907,000	$(41,731)	$4,907,000	$(67,175)
UltraSmall-Cap ProFund
Common Stocks	$26,293,094	$—	$—	$—	$26,293,094	$—
Contingent Right	—	—	280	—	280	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	25,967,000	—	25,967,000	—
Futures Contracts	—	32,814	—	—	—	32,814
Swap Agreements	—	—	—	90,584	—	90,584
Total	$26,293,094	$32,814	$25,967,280	$90,584	$52,260,374	$123,398
Utilities UltraSector ProFund
Common Stocks	$25,202,643	$—	$—	$—	$25,202,643	$—
Repurchase Agreements	—	—	8,001,000	—	8,001,000	—
Swap Agreements	—	—	—	(121,569)	—	(121,569)
Total	$25,202,643	$—	$8,001,000	$(121,569)	$33,203,643	$(121,569)

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Ferroglobe Representation and Warranty Insurance Trust was value at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2019, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

July 31, 2019 :: Notes to Financial Statements :: 325

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DWS Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the year ended July 31, 2019, actual Trustee compensation was $693,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2017 through November 30, 2018		For the Period December 1, 2018 through November 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Goods UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.78%	2.78%

326 :: Notes to Financial Statements :: July 31, 2019

	For the Period December 1, 2017 through November 30, 2018		For the Period December 1, 2018 through November 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
UltraBear ProFund	1.95%	2.95%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2019, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/19	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Total
Basic Materials UltraSector ProFund	$—	$—	$—	$5,762	$5,762
Communication Services UltraSector ProFund	7,716	3,131	12,234	—	23,081
Consumer Goods UltraSector ProFund	—	—	—	10,492	10,492
Europe 30 ProFund	—	—	21,134	14,921	36,055
Falling U.S. Dollar ProFund	48,840	67,267	37,906	20,905	174,918
Large-Cap Value ProFund	—	—	—	4,105	4,105
Mid-Cap Value ProFund	—	4,060	2,811	—	6,871
Pharmaceuticals UltraSector ProFund	—	—	—	7,399	7,399
Rising Rates Opportunity 10 ProFund	—	—	—	5,000	5,000
Rising U.S. Dollar ProFund	—	—	—	11,360	11,360
Short Nasdaq-100 ProFund	48,333	33,906	20,518	17,425	120,182
Short Oil & Gas ProFund	34,360	24,991	21,626	21,733	102,710
Short Precious Metals ProFund	14,332	8,141	26,832	17,076	66,381
Short Real Estate ProFund	37,470	36,563	20,084	18,478	112,595
Short Small-Cap ProFund	—	20,557	28,002	17,330	65,889
Telecommunications UltraSector ProFund	—	33,788	16,381	15,167	65,336
UltraBear ProFund	—	—	9,313	—	9,313
UltraInternational ProFund	—	—	—	11,051	11,051

July 31, 2019 :: Notes to Financial Statements :: 327

	Expires 11/30/19	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Total
UltraShort China ProFund	$24,417	$30,039	$10,413	$20,328	$85,197
UltraShort Dow 30 ProFund	17,072	17,495	16,346	15,607	66,520
UltraShort Emerging Markets ProFund	3,988	32,563	12,691	20,673	69,915
UltraShort International ProFund	—	15,375	10,764	22,757	48,896
UltraShort Japan ProFund	17,764	41,015	33,225	28,727	120,731
UltraShort Latin America ProFund	16,784	—	31,376	17,388	65,548
UltraShort Mid-Cap ProFund	29,761	21,994	24,407	15,101	91,263
UltraShort Small-Cap ProFund	—	—	61,787	43,964	105,751

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is executed at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended July 31, 2019, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Large-Cap Growth ProFund	$2,591,258	$3,196,846	$189,585
Large-Cap Value ProFund	3,056,547	1,483,691	2,881
Mid-Cap Growth ProFund	1,805,588	875,038	(3,439)
Mid-Cap Value ProFund	386,646	4,347,029	(29,988)
Small-Cap Growth ProFund	734,561	2,334,157	(45,195)
Small-Cap Value ProFund	1,215,036	1,171,316	7,263

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2019 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$6,764,908	$13,395,201
Basic Materials UltraSector ProFund	7,441,995	9,037,388
Biotechnology UltraSector ProFund	37,572,736	81,121,016
Bull ProFund	2,349,617	1,186,054
Communication Services UltraSector ProFund	169,219,185	162,768,057
Consumer Goods UltraSector ProFund	1,862,449	2,763,697
Consumer Services UltraSector ProFund	57,971,716	87,954,976
Europe 30 ProFund	56,033,384	54,265,456
Financials UltraSector ProFund	87,212,444	62,898,804
Health Care UltraSector ProFund	83,581,976	97,722,168
Industrials UltraSector ProFund	50,562,837	46,743,598
Internet UltraSector ProFund	113,216,233	178,239,171
Large-Cap Value ProFund	129,466,557	124,310,451
Large-Cap Growth ProFund	170,541,582	181,231,094
Mid-Cap ProFund	4,120,342	11,501,260
Mid-Cap Growth ProFund	60,031,111	60,340,419
Mid-Cap Value ProFund	75,852,888	76,817,222
Nasdaq-100 ProFund	7,626,605	10,862,090
Oil & Gas UltraSector ProFund	8,001,574	28,055,295
Oil Equipment & Services UltraSector ProFund	13,932,752	12,668,911
Pharmaceuticals UltraSector ProFund	11,380,921	11,437,175
Precious Metals UltraSector ProFund	40,105,308	39,903,174
Real Estate UltraSector ProFund	128,005,930	112,300,618
Semiconductor UltraSector ProFund	59,693,806	205,431,647
Small-Cap ProFund	955,453	7,545,421
Small-Cap Growth ProFund	108,541,473	121,231,834
Small-Cap Value ProFund	57,521,997	83,848,754
Technology UltraSector ProFund	167,760,836	176,407,649
Telecommunications UltraSector ProFund	65,529,943	62,918,618
UltraBull ProFund	151,670,918	175,438,381
UltraChina ProFund	80,358,130	81,399,735
UltraDow 30 ProFund	335,854	5,601,157

328 :: Notes to Financial Statements :: July 31, 2019

	Purchases	Sales
UltraEmerging Markets ProFund	$18,947,022	$25,278,805
UltraLatin America ProFund	37,840,367	42,826,635
UltraMid-Cap ProFund	27,307,033	43,012,363
UltraNasdaq-100 ProFund	27,369,841	73,324,346
UltraSmall-Cap ProFund	15,852,124	17,184,652
Utilities UltraSector ProFund	94,399,567	77,090,839

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2019 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$49,879,622	$43,324,028

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A “single day” is measured from the time a ProFund calculates it net asset value (“NAV”) to the time of the ProFund’s next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

July 31, 2019 :: Notes to Financial Statements :: 329

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

330 :: Notes to Financial Statements :: July 31, 2019

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the Fund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2018				Year Ended 2017
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bull ProFund	$86,910	$292,455	$—	$379,365	$—	$—	$—	$—
Europe 30 ProFund	274,422	—	—	274,422	220,663	—	—	220,663
UltraBull ProFund	630,551	139,612	—	770,163	—	—	—	—
UltraJapan ProFund	—	428,375	—	428,375	—	—	—	—
UltraNasdaq-100 ProFund	22,095,505	1,274,905	—	23,370,410	—	—	—	—

October 31
Basic Materials UltraSector ProFund	—	—	—	—	—	—	50,022	50,022
Biotechnology UltraSector ProFund	10,793,733	9,367,473	—	20,161,206	—	—	—	—
Consumer Goods UltraSector ProFund	64,925	117,269	—	182,194	—	—	—	—
Consumer Services UltraSector ProFund	981,389	878	—	982,267	—	—	—	—
Health Care UltraSector ProFund	1,865,832	587,296	—	2,453,128	—	—	—	—
Industrials UltraSector ProFund	1,305,511	18,686	—	1,324,197	—	—	—	—
Internet UltraSector ProFund	13,316,363	1,921,311	—	15,237,674	137,696	—	—	137,696
Large-Cap Growth ProFund	323,858	25,039	—	348,897	266,558	62,113	—	328,671

July 31, 2019 :: Notes to Financial Statements :: 331

	Year Ended 2018				Year Ended 2017
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Large-Cap Value ProFund	$143,138	$15,927	$—	$159,065	$73,235	$—	$—	$73,235
Mid-Cap ProFund	3,828,645	183,129	—	4,011,774	—	—	—	—
Mid-Cap Value ProFund	446,147	470,659	—	916,806	230,594	10,326	—	240,920
Nasdaq-100 ProFund	652,502	—	—	652,502	—	—	—	—
Oil & Gas UltraSector ProFund	211,425	—	—	211,425	201,131	—	—	201,131
Oil Equipment & Services UltraSector ProFund	249,568	—	—	249,568	14,512	—	—	14,512
Pharmaceuticals UltraSector ProFund	232,114	251,075	—	483,189	—	—	—	—
Real Estate UltraSector ProFund	30,258	—	—	30,258	269,846	—	31,295	301,141
Semiconductor UltraSector ProFund	25,581,991	38,225	—	25,620,216	530,298	86,731	—	617,029
Technology UltraSector ProFund	2,760,024	127,584	—	2,887,608	—	—	—	—
Telecommunications UltraSector ProFund	157,415	—	—	157,415	—	—	—	—
U.S. Government Plus ProFund	66,420	—	—	66,420	—	—	—	—
UltraChina ProFund	348,918	—	—	348,918	—	—	—	—
UltraDow 30 ProFund	1,336,450	228,620	—	1,565,070	—	—	—	—
UltraEmerging Markets ProFund	66,295	—	—	66,295	—	—	—	—
UltraLatin America ProFund	70,434	—	—	70,434	72,224	—	—	72,224
UltraMid-Cap ProFund	5,954,301	1,374,407	—	7,328,708	—	—	—	—
UltraSmall-Cap ProFund	673,876	76,680	—	750,556	—	—	—	—
Utilities UltraSector ProFund	219,635	—	—	219,635	150,805	—	—	150,805

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$4,007	$—	$—	$(55,313,091)	$(83,216)	$(55,392,300)
Bull ProFund	185,139	1,128	—	—	18,423,028	18,609,295
Europe 30 ProFund	39,836	—	—	(3,247,124)	(4,843)	(3,212,131)
UltraBear ProFund	—	—	—	(78,449,624)	(166,537)	(78,616,161)
UltraBull ProFund	651,715	—	—	(22,403,855)	23,583,498	1,831,358
UltraJapan ProFund	—	—	—	(5,799,940)	(1,549)	(5,801,489)
UltraNasdaq-100 ProFund	—	—	—	(51,307,307)	131,221,195	79,913,888
UltraShort Nasdaq-100 ProFund	6,356	—	—	(50,381,810)	(217,861)	(50,593,315)
October 31
Banks UltraSector ProFund	118,867	—	—	(3,610,246)	3,927,533	436,154
Basic Materials UltraSector ProFund	—	—	—	(3,215,702)	1,192,170	(2,023,532)
Biotechnology UltraSector ProFund	—	10,305,608	—	—	67,644,374	77,949,982
Communication Services UltraSector ProFund	—	—	—	(2,636,841)	416,795	(2,220,046)
Consumer Goods UltraSector ProFund	32,210	—	—	—	1,562,970	1,595,180
Consumer Services UltraSector ProFund	1,852,834	210,263	—	(188,717)	15,508,115	17,382,495
Falling U.S. Dollar ProFund	—	—	—	(2,546,070)	—	(2,546,070)
Financials UltraSector ProFund	—	—	—	(691,929)	1,867,368	1,175,439
Health Care UltraSector ProFund	—	—	—	(26,506)	4,315,753	4,289,247
Industrials UltraSector ProFund	—	—	—	(455,752)	(93,736)	(549,488)
Internet UltraSector ProFund	—	—	—	—	50,926,876	50,926,876
Large-Cap Growth ProFund	339,208	55,742	—	—	9,843,417	10,238,367
Large-Cap Value ProFund	—	—	—	—	619,033	619,033
Mid-Cap ProFund	106,438	363,737	—	—	3,636,647	4,106,822
Mid-Cap Growth ProFund	—	—	—	(805,295)	1,043,848	238,553
Mid-Cap Value ProFund	390	51,173	—	—	325,130	376,693
Nasdaq-100 ProFund	—	—	—	—	32,197,290	32,197,290
Oil & Gas UltraSector ProFund	175,142	—	—	(10,057,780)	6,095,792	(3,786,846)

332 :: Notes to Financial Statements :: July 31, 2019

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Oil Equipment & Services UltraSector ProFund	$67,942	$—	$—	$(14,681,918)	$(1,504,841)	$(16,118,817)
Pharmaceuticals UltraSector ProFund	10,251	223,297	—	—	576,472	810,020
Precious Metals UltraSector ProFund	—	—	—	(65,883,086)	(6,220,903)	(72,103,989)
Real Estate UltraSector ProFund	143,334	—	—	(4,182,157)	1,977,030	(2,061,793)
Rising Rates Opportunity ProFund	—	—	—	(91,504,004)	407,853	(91,096,151)
Rising Rates Opportunity 10 ProFund	—	—	—	(7,901,159)	(24,227)	(7,925,386)
Rising U.S. Dollar ProFund	4,666	99,020	—	—	—	103,686
Semiconductor UltraSector ProFund	3,440,109	9,999,137	—	—	12,377,979	25,817,225
Short Nasdaq-100 ProFund	—	—	—	(18,035,302)	(121,571)	(18,156,873)
Short Oil & Gas ProFund	—	—	—	(2,458,957)	47,567	(2,411,390)
Short Precious Metals ProFund	—	—	—	(7,529,391)	251,819	(7,277,572)
Short Real Estate ProFund	—	—	—	(5,698,965)	(25,835)	(5,724,800)
Short Small-Cap ProFund	—	—	—	(13,471,956)	(43,433)	(13,515,389)
Small-Cap ProFund	—	—	—	(76,120)	676,604	600,484
Small-Cap Growth ProFund	322,790	643,861	—	(97,349)	2,063,018	2,932,320
Small-Cap Value ProFund	182,542	199,434	—	—	441,293	823,269
Technology UltraSector ProFund	60,390	—	—	(124,996)	15,256,125	15,191,519
Telecommunications UltraSector ProFund	37,268	—	—	(1,161,547)	64,145	(1,060,134)
U.S. Government Plus ProFund	14,224	—	(7,555)	(6,845,402)	(310,460)	(7,149,193)
UltraChina ProFund	—	—	—	(13,823,657)	1,311,216	(12,512,441)
UltraDow 30 ProFund	183,953	—	—	—	12,653,284	12,837,237
UltraEmerging Markets ProFund	73,554	—	—	(19,480,530)	1,851,800	(17,555,176)
UltraInternational ProFund	—	—	—	(1,391,534)	132,059	(1,259,475)
UltraLatin America ProFund	332,080	—	—	(14,608,987)	1,329,604	(12,947,303)
UltraMid-Cap ProFund	—	—	—	—	13,257,118	13,257,118
UltraShort China ProFund	—	—	—	(5,764,578)	(472,353)	(6,236,931)
UltraShort Dow 30 ProFund	—	—	—	(19,332,331)	(205,219)	(19,537,550)
UltraShort Emerging Markets ProFund	—	—	—	(13,703,382)	(264,610)	(13,967,992)
UltraShort International ProFund	—	—	—	(17,791,951)	(571,623)	(18,363,574)
UltraShort Japan ProFund	—	—	—	(13,651,902)	(2,660)	(13,654,562)
UltraShort Latin America ProFund	—	—	—	(14,361,817)	(244,746)	(14,606,563)
UltraShort Mid-Cap ProFund	—	—	—	(8,329,658)	(68,000)	(8,397,658)
UltraShort Small-Cap ProFund	—	—	—	(48,222,334)	(219,645)	(48,441,979)
UltraSmall-Cap ProFund	—	—	—	—	9,221,871	9,221,871
Utilities UltraSector ProFund	56,799	—	—	(4,283,547)	3,007,606	(1,219,142)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2018 and December 31, 2018, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2019 and December 31, 2019:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
UltraNasdaq-100 ProFund	$51,307,307

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Basic Materials UltraSector ProFund	$34,117
Consumer Services UltraSector ProFund	188,717
Falling U.S. Dollar ProFund	17,771
Health Care UltraSector ProFund	26,506
Industrials UltraSector ProFund	16,060
Mid-Cap Growth ProFund	74,032
Precious Metals UltraSector ProFund	99,118

July 31, 2019 :: Notes to Financial Statements :: 333

Qualified Late Year Ordinary Losses
Short Nasdaq-100 ProFund	$4,450
Short Oil & Gas ProFund	3,732
Short Precious Metals ProFund	7,810
Short Real Estate ProFund	6,776
Short Small-Cap ProFund	4,758
Small-Cap ProFund	76,120
Small-Cap Growth ProFund	97,349
Technology UltraSector ProFund	124,996
UltraInternational ProFund	13,124
UltraShort China ProFund	3,721
UltraShort Dow 30 ProFund	5,462
UltraShort Emerging Markets ProFund	4,137
UltraShort International ProFund	1,828
UltraShort Japan ProFund	4,106
UltraShort Latin America ProFund	5,776
UltraShort Mid-Cap ProFund	2,162
UltraShort Small-Cap ProFund	7,371

As of the end of their respective tax years ended October 31, 2018 and December 31, 2018, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	Expiring 2019	No Expiration Date	Total
Banks UltraSector ProFund	$2,089,827	$1,520,419	$3,610,246
Basic Materials UltraSector ProFund	2,116,116	1,065,469	3,181,585
Bear ProFund	—	55,313,091	55,313,091
Communication Services UltraSector ProFund	1,089,654	1,547,187	2,636,841
Europe 30 ProFund	—	3,247,124	3,247,124
Falling U.S. Dollar ProFund	51,785	2,476,514	2,528,299
Financials UltraSector ProFund	691,929	—	691,929
Industrials UltraSector ProFund	—	439,692	439,692
Mid-Cap Growth ProFund	—	731,263	731,263
Oil & Gas UltraSector ProFund	—	10,057,780	10,057,780
Oil Equipment & Services UltraSector ProFund	5,736,807	8,945,111	14,681,918
Precious Metals UltraSector ProFund	1,987,217	63,796,751	65,783,968
Real Estate UltraSector ProFund	2,554,234	1,627,923	4,182,157
Rising Rates Opportunity ProFund	54,674,918	36,829,086	91,504,004
Rising Rates Opportunity 10 ProFund	4,908,249	2,992,910	7,901,159
Short Nasdaq-100 ProFund	—	18,030,852	18,030,852
Short Oil & Gas ProFund	714,439	1,740,786	2,455,225
Short Precious Metals ProFund	854,572	6,667,009	7,521,581
Short Real Estate ProFund	1,934,290	3,757,899	5,692,189
Short Small-Cap ProFund	1,034,222	12,432,976	13,467,198
Telecommunications UltraSector ProFund	—	1,161,547	1,161,547
U.S. Government Plus ProFund	—	6,845,402	6,845,402
UltraBear ProFund	—	78,449,624	78,449,624
UltraBull ProFund	—	22,403,855	22,403,855
UltraChina ProFund	4,228,133	9,595,524	13,823,657
UltraEmerging Markets ProFund	10,206,592	9,273,938	19,480,530
UltraInternational ProFund	221,901	1,156,509	1,378,410
UltraJapan ProFund	—	5,799,940	5,799,940
UltraLatin America ProFund	—	14,608,987	14,608,987
UltraShort China ProFund	1,732,067	4,028,790	5,760,857
UltraShort Dow 30 ProFund	2,986,357	16,340,512	19,326,869
UltraShort Emerging Markets ProFund	3,280,040	10,419,205	13,699,245
UltraShort International ProFund	5,098,054	12,692,069	17,790,123
UltraShort Japan ProFund	3,511,877	10,135,919	13,647,796
UltraShort Latin America ProFund	888,460	13,467,581	14,356,041
UltraShort Mid-Cap ProFund	1,209,276	7,118,220	8,327,496
UltraShort Nasdaq-100 ProFund	—	50,381,810	50,381,810
UltraShort Small-Cap ProFund	8,705,776	39,509,187	48,214,963
Utilities UltraSector ProFund	814,961	3,468,586	4,283,547

334 :: Notes to Financial Statements :: July 31, 2019

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of July 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banks UltraSector ProFund	$6,721,014	$5,816,509	$(2,353,780)	$3,462,729
Basic Materials UltraSector ProFund	3,851,283	1,966,670	(878,122)	1,088,548
Bear ProFund	19,448,960	235,541	(193,133)	42,408
Biotechnology UltraSector ProFund	105,802,451	68,105,137	(5,793,758)	62,311,379
Bull ProFund	43,204,795	27,167,827	(2,294,274)	24,873,553
Communication Services UltraSector ProFund	9,990,761	459,176	(81,363)	377,813
Consumer Goods UltraSector ProFund	3,252,577	1,854,889	(206,644)	1,648,245
Consumer Services UltraSector ProFund	74,784,977	21,310,861	(2,455,336)	18,855,525
Europe 30 ProFund	5,071,018	1,012,814	(825,291)	187,523
Falling U.S. Dollar ProFund	988,000	—	(18,637)	(18,637)
Financials UltraSector ProFund	38,841,195	4,423,075	(1,916,119)	2,506,956
Health Care UltraSector ProFund	8,563,429	7,930,325	(774,321)	7,156,004
Industrials UltraSector ProFund	7,851,720	3,136,131	(470,262)	2,665,869
Internet UltraSector ProFund	145,649,470	82,613,009	(10,267,745)	72,345,264
Large-Cap Growth ProFund	15,813,092	11,134,009	(931,604)	10,202,405
Large-Cap Value ProFund	11,751,734	2,146,355	(784,933)	1,361,422
Mid-Cap ProFund	7,709,867	2,285,637	(369,736)	1,915,901
Mid-Cap Growth ProFund	18,178,160	3,328,687	(1,315,064)	2,013,623
Mid-Cap Value ProFund	5,597,272	1,429,225	(816,533)	612,692
Nasdaq-100 ProFund	73,127,244	36,593,124	(1,777,627)	34,815,497
Oil & Gas UltraSector ProFund	9,452,739	5,993,209	(1,412,909)	4,580,300
Oil Equipment & Services UltraSector ProFund	8,598,191	385,745	(2,355,022)	(1,969,277)
Pharmaceuticals UltraSector ProFund	5,059,525	1,124,783	(691,578)	433,205
Precious Metals UltraSector ProFund	30,848,116	8,487,950	(8,166,091)	321,859
Real Estate UltraSector ProFund	22,437,646	5,472,268	(926,215)	4,546,053
Rising Rates Opportunity ProFund	31,717,000	—	(637,595)	(637,595)
Rising Rates Opportunity 10 ProFund	2,988,000	—	(19,265)	(19,265)
Rising U.S. Dollar ProFund	11,492,000	191,631	—	191,631
Semiconductor UltraSector ProFund	53,959,371	15,552,008	(1,813,595)	13,738,413
Short Nasdaq-100 ProFund	6,025,000	88,991	(43,153)	45,838
Short Oil & Gas ProFund	1,848,000	24,046	—	24,046
Short Precious Metals ProFund	4,595,000	175,650	—	175,650
Short Real Estate ProFund	1,177,000	—	(8,353)	(8,353)
Short Small-Cap ProFund	1,151,000	—	(11,141)	(11,141)
Small-Cap ProFund	7,537,891	1,311,787	(324,362)	987,425
Small-Cap Growth ProFund	9,777,685	3,274,901	(1,059,256)	2,215,645
Small-Cap Value ProFund	5,211,503	1,454,627	(825,136)	629,491
Technology UltraSector ProFund	74,083,806	18,347,277	(5,596,469)	12,750,808
Telecommunications UltraSector ProFund	1,487,306	305,736	(164,452)	141,284
U.S. Government Plus ProFund	24,106,140	994,185	—	994,185
UltraBear ProFund	8,145,433	215,333	(23,237)	192,096
UltraBull ProFund	131,046,321	40,351,977	(10,390,688)	29,961,289
UltraChina ProFund	21,793,265	4,796,200	(4,254,108)	542,092
UltraDow 30 ProFund	26,712,705	14,218,807	(1,504,861)	12,713,946
UltraEmerging Markets ProFund	11,733,630	4,517,347	(3,156,721)	1,360,626
UltraInternational ProFund	3,182,000	—	(99,359)	(99,359)
UltraJapan ProFund	12,402,000	369,776	(1,223)	368,553
UltraLatin America ProFund	32,277,496	9,274,789	(9,579,144)	(304,355)
UltraMid-Cap ProFund	66,576,159	18,399,618	(4,958,609)	13,441,009
UltraNasdaq-100 ProFund	337,192,864	208,168,612	(30,684,418)	177,484,194
UltraShort China ProFund	4,089,000	118,786	—	118,786
UltraShort Dow 30 ProFund	4,284,000	102,719	(6,129)	96,590
UltraShort Emerging Markets ProFund	2,475,000	104,747	—	104,747
UltraShort International ProFund	2,201,000	67,873	—	67,873
UltraShort Japan ProFund	1,158,000	22,970	—	22,970

July 31, 2019 :: Notes to Financial Statements :: 335

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraShort Latin America ProFund	$4,553,000	$250,104	$—	$250,104
UltraShort Mid-Cap ProFund	1,460,000	8,344	(6,117)	2,227
UltraShort Nasdaq-100 ProFund	13,768,831	474,721	(124,882)	349,839
UltraShort Small-Cap ProFund	4,907,000	—	(67,175)	(67,175)
UltraSmall-Cap ProFund	47,809,615	5,730,842	(1,156,685)	4,574,157
Utilities UltraSector ProFund	28,381,783	5,441,128	(740,837)	4,700,291

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of July 31, 2019, Rising U.S. Dollar ProFund is owed $696,988 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $24,556, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $672,432 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2019.

9. Share Splits and Reverse Share Splits

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions will be to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

336 :: Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Bear ProFund, Biotechnology UltraSector ProFund, Bull ProFund, Communication Services UltraSector ProFund (formerly Mobile Telecommunications UltraSector ProFund), Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Europe 30 ProFund, Falling U.S. Dollar ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Nasdaq-100 ProFund, Oil & Gas UltraSector ProFund, Oil Equipment & Services UltraSector ProFund (formerly Oil Equipment, Services & Distribution UltraSector ProFund), Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund, Semiconductor UltraSector ProFund, Short Nasdaq-100 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, Short Small-Cap ProFund, Small-Cap ProFund, Small-Cap Growth ProFund, Small-Cap Value ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, U.S. Government Plus ProFund, UltraBear ProFund, UltraBull ProFund, UltraChina ProFund, UltraDow 30 ProFund, UltraEmerging Markets ProFund, UltraInternational ProFund, UltraJapan ProFund, UltraLatin America ProFund, UltraMid-Cap ProFund, UltraNasdaq-100 ProFund, UltraShort China ProFund, UltraShort Dow 30 ProFund, UltraShort Emerging Markets ProFund, UltraShort International ProFund, UltraShort Japan ProFund, UltraShort Latin America ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Small-Cap ProFund, UltraSmall-Cap ProFund, and Utilities UltraSector ProFund), including the schedules of portfolio investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio

September 27, 2019

Trustees and Executive Officers (unaudited) :: 337

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees
William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (121)	Context Capital
Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (121)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Development): Managing Principal (2010 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (121)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (121)

*                 The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers
Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Victor M. Frye 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present

Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Effective March 31, 2019, Form N-PORT replaced Form N-Q, and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/19

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2018 $679,000

2019 $679,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2018 $6,000

2019 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2018 $294,000

2019 $294,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)                                 All Other Fees:

2018 $0

2019 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable as less than 50%.

(g)                                  2018 $300,000

2019 $300,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (58.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	889	$155,326
A.O. Smith Corp. (Building Products)	218	9,908
Abbott Laboratories (Health Care Equipment & Supplies)	2,721	236,998
AbbVie, Inc. (Biotechnology)	2,280	151,894
ABIOMED, Inc.* (Health Care Equipment & Supplies)	70	19,499
Accenture PLC - Class A (IT Services)	984	189,499
Activision Blizzard, Inc. (Entertainment)	1,181	57,562
Adobe Systems, Inc.* (Software)	753	225,042
Advance Auto Parts, Inc. (Specialty Retail)	111	16,721
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,368	41,656
Affiliated Managers Group, Inc. (Capital Markets)	79	6,777
Aflac, Inc. (Insurance)	1,150	60,536
Agilent Technologies, Inc. (Life Sciences Tools & Services)	487	33,803
Air Products & Chemicals, Inc. (Chemicals)	340	77,612
Akamai Technologies, Inc.* (IT Services)	253	22,297
Alaska Air Group, Inc. (Airlines)	190	12,038
Albemarle Corp. (Chemicals)	163	11,892
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	174	25,467
Alexion Pharmaceuticals, Inc.* (Biotechnology)	346	39,198
Align Technology, Inc.* (Health Care Equipment & Supplies)	112	23,417
Allegion PLC (Building Products)	145	15,013
Allergan PLC (Pharmaceuticals)	475	76,238
Alliance Data Systems Corp. (IT Services)	69	10,827
Alliant Energy Corp. (Electric Utilities)	364	18,033
Alphabet, Inc.* - Class A (Interactive Media & Services)	462	562,808
Alphabet, Inc.* - Class C (Interactive Media & Services)	473	575,490
Altria Group, Inc. (Tobacco)	2,885	135,797
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	638	1,191,005
Amcor PLC* (Containers & Packaging)	2,503	26,532
Ameren Corp. (Multi-Utilities)	379	28,687
American Airlines Group, Inc. (Airlines)	611	18,642
American Electric Power Co., Inc. (Electric Utilities)	761	66,823
American Express Co. (Consumer Finance)	1,056	131,335
American International Group, Inc. (Insurance)	1,341	75,083
American Tower Corp. (Equity Real Estate Investment Trusts)	682	144,324
American Water Works Co., Inc. (Water Utilities)	278	31,909
Ameriprise Financial, Inc. (Capital Markets)	207	30,121
AmerisourceBergen Corp. (Health Care Providers & Services)	240	20,916
AMETEK, Inc. (Electrical Equipment)	351	31,453
Amgen, Inc. (Biotechnology)	941	175,571
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	461	43,020
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	774	57,013
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	570	66,952
ANSYS, Inc.* (Software)	129	26,202
Anthem, Inc. (Health Care Providers & Services)	397	116,960
Aon PLC (Insurance)	371	70,212
Apache Corp. (Oil, Gas & Consumable Fuels)	580	14,164
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	230	11,394
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,741	1,436,102
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,444	71,290
Aptiv PLC (Auto Components)	398	34,885
Archer-Daniels-Midland Co. (Food Products)	864	35,493
Arconic, Inc. (Aerospace & Defense)	616	15,425
Arista Networks, Inc.* (Communications Equipment)	82	22,423
Arthur J. Gallagher & Co. (Insurance)	286	25,863
Assurant, Inc. (Insurance)	95	10,769
AT&T, Inc. (Diversified Telecommunication Services)	11,256	383,267
Atmos Energy Corp. (Gas Utilities)	180	19,627
Autodesk, Inc.* (Software)	339	52,942
Automatic Data Processing, Inc. (IT Services)	671	111,735
AutoZone, Inc.* (Specialty Retail)	38	42,676
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	215	44,890
Avery Dennison Corp. (Containers & Packaging)	130	14,933
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	794	20,160
Ball Corp. (Containers & Packaging)	516	36,883
Bank of America Corp. (Banks)	13,638	418,413
Baxter International, Inc. (Health Care Equipment & Supplies)	732	61,466
BB&T Corp. (Banks)	1,181	60,857
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	416	105,165
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,989	614,030
Best Buy Co., Inc. (Specialty Retail)	358	27,398
Biogen, Inc.* (Biotechnology)	299	71,108
BlackRock, Inc. - Class A (Capital Markets)	184	86,053
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	67	126,402
BorgWarner, Inc. (Auto Components)	320	12,096
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	238	31,642
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,145	91,077
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,523	112,046
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	611	177,184
Broadridge Financial Solutions, Inc. (IT Services)	179	22,754

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	257	$14,086
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	211	17,667
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	653	12,511
Cadence Design Systems, Inc.* (Software)	433	32,003
Campbell Soup Co. (Food Products)	297	12,278
Capital One Financial Corp. (Consumer Finance)	724	66,912
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	233	8,292
Cardinal Health, Inc. (Health Care Providers & Services)	460	21,036
CarMax, Inc.* (Specialty Retail)	256	22,467
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	618	29,188
Caterpillar, Inc. (Machinery)	882	116,132
CBOE Holdings, Inc. (Capital Markets)	172	18,801
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	482	25,551
CBS Corp. - Class B (Media)	543	27,970
Celanese Corp. (Chemicals)	195	21,873
Celgene Corp.* (Biotechnology)	1,088	99,944
Centene Corp.* (Health Care Providers & Services)	638	33,233
CenterPoint Energy, Inc. (Multi-Utilities)	774	22,454
CenturyLink, Inc. (Diversified Telecommunication Services)	1,480	17,893
Cerner Corp. (Health Care Technology)	502	35,968
CF Industries Holdings, Inc. (Chemicals)	341	16,900
Charter Communications, Inc.* - Class A (Media)	265	102,126
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,938	361,697
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	30,230
Chubb, Ltd. (Insurance)	706	107,904
Church & Dwight Co., Inc. (Household Products)	380	28,667
Cigna Corp. (Health Care Providers & Services)	585	99,403
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	156	7,905
Cincinnati Financial Corp. (Insurance)	234	25,115
Cintas Corp. (Commercial Services & Supplies)	131	34,118
Cisco Systems, Inc. (Communications Equipment)	6,602	365,750
Citigroup, Inc. (Banks)	3,566	253,757
Citizens Financial Group, Inc. (Banks)	707	26,343
Citrix Systems, Inc. (Software)	193	18,188
CME Group, Inc. (Capital Markets)	552	107,321
CMS Energy Corp. (Multi-Utilities)	438	25,500
Cognizant Technology Solutions Corp. (IT Services)	878	57,193
Colgate-Palmolive Co. (Household Products)	1,324	94,984
Comcast Corp. - Class A (Media)	6,986	301,586
Comerica, Inc. (Banks)	238	17,422
ConAgra Foods, Inc. (Food Products)	749	21,624
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	309	30,183
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,743	102,976
Consolidated Edison, Inc. (Multi-Utilities)	504	42,820
Constellation Brands, Inc. - Class A (Beverages)	258	50,780
Copart, Inc.* (Commercial Services & Supplies)	311	24,112
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,210	37,208
Corteva, Inc. (Chemicals)	1,155	34,073
Costco Wholesale Corp. (Food & Staples Retailing)	678	186,877
Coty, Inc. (Personal Products)	464	5,062
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	641	85,420
CSX Corp. (Road & Rail)	1,186	83,494
Cummins, Inc. (Machinery)	223	36,572
CVS Health Corp. (Health Care Providers & Services)	2,004	111,963
D.R. Horton, Inc. (Household Durables)	524	24,067
Danaher Corp. (Health Care Equipment & Supplies)	972	136,566
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	190	23,096
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	195	11,671
Deere & Co. (Machinery)	489	81,002
Delta Air Lines, Inc. (Airlines)	919	56,096
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	361	19,656
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	640	17,280
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	239	24,720
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	321	36,710
Discover Financial Services (Consumer Finance)	499	44,780
Discovery Communications, Inc.* - Class A (Media)	243	7,365
Discovery Communications, Inc.* - Class C (Media)	556	15,701
Dish Network Corp.* - Class A (Media)	356	12,054
Dollar General Corp. (Multiline Retail)	398	53,340
Dollar Tree, Inc.* (Multiline Retail)	366	37,241
Dominion Resources, Inc. (Multi-Utilities)	1,237	91,896
Dover Corp. (Machinery)	224	21,694
Dow, Inc. (Chemicals)	1,155	55,948
DTE Energy Co. (Multi-Utilities)	283	35,972
Duke Energy Corp. (Electric Utilities)	1,123	97,386
Duke Realty Corp. (Equity Real Estate Investment Trusts)	554	18,465
DuPont de Nemours, Inc. (Chemicals)	1,155	83,346
DXC Technology Co. (IT Services)	414	23,089
E*TRADE Financial Corp. (Capital Markets)	377	18,394
Eastman Chemical Co. (Chemicals)	214	16,125

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares		Value
Eaton Corp. PLC (Electrical Equipment)	653		$53,670
eBay, Inc. (Internet & Direct Marketing Retail)	1,263		52,023
Ecolab, Inc. (Chemicals)	391		78,876
Edison International (Electric Utilities)	543		40,475
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	322		68,538
Electronic Arts, Inc.* (Entertainment)	458		42,365
Eli Lilly & Co. (Pharmaceuticals)	1,333		145,230
Emerson Electric Co. (Electrical Equipment)	948		61,506
Entergy Corp. (Electric Utilities)	293		30,947
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	895		76,836
Equifax, Inc. (Professional Services)	186		25,871
Equinix, Inc. (Equity Real Estate Investment Trusts)	130		65,273
Equity Residential (Equity Real Estate Investment Trusts)	571		45,046
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	101		30,524
Everest Re Group, Ltd. (Insurance)	63		15,538
Evergy, Inc. (Electric Utilities)	376		22,744
Eversource Energy (Electric Utilities)	495		37,551
Exelon Corp. (Electric Utilities)	1,497		67,455
Expedia, Inc. (Internet & Direct Marketing Retail)	182		24,159
Expeditors International of Washington, Inc. (Air Freight & Logistics)	265		20,233
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	197		22,141
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,526		485,274
F5 Networks, Inc.* (Communications Equipment)	92		13,498
Facebook, Inc.* - Class A (Interactive Media & Services)	3,705		719,623
Fastenal Co. (Trading Companies & Distributors)	883		27,196
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	116		15,313
FedEx Corp. (Air Freight & Logistics)	370		63,096
Fidelity National Information Services, Inc. (IT Services)	942		125,522
Fifth Third Bancorp (Banks)	1,121		33,282
First Horizon National Corp. (Banks)	—	†	6
First Republic Bank (Banks)	254		25,237
FirstEnergy Corp. (Electric Utilities)	779		34,253
Fiserv, Inc.* (IT Services)	885		93,306
FleetCor Technologies, Inc.* (IT Services)	133		37,795
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	209		10,379
Flowserve Corp. (Machinery)	202		10,106
FMC Corp. (Chemicals)	203		17,543
Foot Locker, Inc. (Specialty Retail)	173		7,103
Ford Motor Co. (Automobiles)	6,044		57,599
Fortinet, Inc.* (Software)	224		17,989
Fortive Corp. (Machinery)	455		34,603
Fortune Brands Home & Security, Inc. (Building Products)	216		11,867
Fox Corp. - Class A (Media)	547		20,414
Fox Corp. - Class B (Media)	250		9,300
Franklin Resources, Inc. (Capital Markets)	454		14,814
Freeport-McMoRan, Inc. (Metals & Mining)	2,237		24,741
Garmin, Ltd. (Household Durables)	187		14,696
Gartner, Inc.* (IT Services)	139		19,367
General Dynamics Corp. (Aerospace & Defense)	419		77,909
General Electric Co. (Industrial Conglomerates)	13,450		140,553
General Mills, Inc. (Food Products)	924		49,074
General Motors Co. (Automobiles)	2,034		82,052
Genuine Parts Co. (Distributors)	225		21,852
Gilead Sciences, Inc. (Biotechnology)	1,961		128,485
Global Payments, Inc. (IT Services)	242		40,637
H & R Block, Inc. (Diversified Consumer Services)	314		8,695
Halliburton Co. (Energy Equipment & Services)	1,348		31,004
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	557		8,962
Harley-Davidson, Inc. (Automobiles)	245		8,766
Hartford Financial Services Group, Inc. (Insurance)	558		32,158
Hasbro, Inc. (Leisure Products)	179		21,688
HCA Holdings, Inc. (Health Care Providers & Services)	412		55,006
HCP, Inc. (Equity Real Estate Investment Trusts)	737		23,532
Helmerich & Payne, Inc. (Energy Equipment & Services)	170		8,446
Henry Schein, Inc.* (Health Care Providers & Services)	230		15,304
Hess Corp. (Oil, Gas & Consumable Fuels)	393		25,482
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,065		29,674
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	449		43,351
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	242		12,044
Hologic, Inc.* (Health Care Equipment & Supplies)	413		21,166
Honeywell International, Inc. (Industrial Conglomerates)	1,122		193,500
Hormel Foods Corp. (Food Products)	420		17,216
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,143		19,877
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,323		48,876
Humana, Inc. (Health Care Providers & Services)	208		61,724
Huntington Bancshares, Inc. (Banks)	1,614		23,000
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	64		14,611
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	133		37,513
IHS Markit, Ltd.* (Professional Services)	561		36,140
Illinois Tool Works, Inc. (Machinery)	462		71,254
Illumina, Inc.* (Life Sciences Tools & Services)	227		67,959

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Incyte Corp.* (Biotechnology)	275	$23,353
Ingersoll-Rand PLC (Machinery)	372	46,002
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,905	349,049
Intercontinental Exchange, Inc. (Capital Markets)	870	76,438
International Business Machines Corp. (IT Services)	1,367	202,644
International Flavors & Fragrances, Inc. (Chemicals)	156	22,462
International Paper Co. (Containers & Packaging)	613	26,916
Intuit, Inc. (Software)	400	110,924
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	178	92,473
Invesco, Ltd. (Capital Markets)	618	11,859
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	55	7,206
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	243	38,678
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	442	12,999
J.B. Hunt Transport Services, Inc. (Road & Rail)	134	13,718
Jack Henry & Associates, Inc. (IT Services)	119	16,624
Jacobs Engineering Group, Inc. (Construction & Engineering)	177	14,604
Jefferies Financial Group, Inc. (Diversified Financial Services)	391	8,340
Johnson & Johnson (Pharmaceuticals)	4,095	533,251
Johnson Controls International PLC (Building Products)	1,227	52,074
JPMorgan Chase & Co. (Banks)	5,003	580,347
Juniper Networks, Inc. (Communications Equipment)	531	14,348
Kansas City Southern Industries, Inc. (Road & Rail)	155	19,180
Kellogg Co. (Food Products)	383	22,298
KeyCorp (Banks)	1,555	28,565
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	290	25,961
Kimberly-Clark Corp. (Household Products)	530	71,895
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	651	12,506
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,003	61,922
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	249	33,944
Kohl’s Corp. (Multiline Retail)	250	13,465
L Brands, Inc. (Specialty Retail)	354	9,186
L3Harris Technologies, Inc. (Aerospace & Defense)	342	70,999
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	152	25,463
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	231	48,189
Lamb Weston Holding, Inc. (Food Products)	226	15,169
Leggett & Platt, Inc. (Household Durables)	202	8,074
Lennar Corp. - Class A (Household Durables)	440	20,931
Lincoln National Corp. (Insurance)	312	20,386
Linde PLC (Chemicals)	837	160,102
LKQ Corp.* (Distributors)	484	13,034
Lockheed Martin Corp. (Aerospace & Defense)	379	137,262
Loews Corp. (Insurance)	414	22,166
Lowe’s Cos., Inc. (Specialty Retail)	1,207	122,389
LyondellBasell Industries N.V. - Class A (Chemicals)	468	39,167
M&T Bank Corp. (Banks)	211	34,657
Macy’s, Inc. (Multiline Retail)	476	10,819
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,261	17,742
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,022	57,631
MarketAxess Holdings, Inc. (Capital Markets)	58	19,548
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	427	59,324
Marsh & McLennan Cos., Inc. (Insurance)	789	77,953
Martin Marietta Materials, Inc. (Construction Materials)	96	23,784
Masco Corp. (Building Products)	453	18,469
MasterCard, Inc. - Class A (IT Services)	1,386	377,366
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	420	24,860
McCormick & Co., Inc. (Food Products)	189	29,964
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,178	248,229
McKesson Corp. (Health Care Providers & Services)	293	40,712
Medtronic PLC (Health Care Equipment & Supplies)	2,068	210,812
Merck & Co., Inc. (Pharmaceuticals)	3,971	329,553
MetLife, Inc. (Insurance)	1,466	72,450
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	38	28,757
MGM Resorts International (Hotels, Restaurants & Leisure)	787	23,626
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	367	34,652
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,707	76,627
Microsoft Corp. (Software)	11,818	1,610,439
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	176	20,740
Mohawk Industries, Inc.* (Household Durables)	95	11,846
Molson Coors Brewing Co. - Class B (Beverages)	290	15,657
Mondelez International, Inc. - Class A (Food Products)	2,222	118,854
Monster Beverage Corp.* (Beverages)	604	38,940
Moody’s Corp. (Capital Markets)	254	54,442
Morgan Stanley (Capital Markets)	1,972	87,872
Motorola Solutions, Inc. (Communications Equipment)	254	42,154

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
MSCI, Inc. - Class A (Capital Markets)	131	$29,768
Mylan N.V.* (Pharmaceuticals)	795	16,616
National Oilwell Varco, Inc. (Energy Equipment & Services)	595	14,173
Nektar Therapeutics* (Pharmaceuticals)	269	7,656
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	381	22,285
Netflix, Inc.* (Entertainment)	674	217,695
Newell Rubbermaid, Inc. (Household Durables)	600	8,514
Newmont Mining Corp. (Metals & Mining)	1,264	46,161
News Corp. - Class A (Media)	595	7,830
News Corp. - Class B (Media)	191	2,571
NextEra Energy, Inc. (Electric Utilities)	739	153,098
Nielsen Holdings PLC (Professional Services)	548	12,692
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,938	166,727
NiSource, Inc. (Multi-Utilities)	575	17,072
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	738	16,295
Nordstrom, Inc. (Multiline Retail)	162	5,364
Norfolk Southern Corp. (Road & Rail)	410	78,359
Northern Trust Corp. (Capital Markets)	336	32,928
Northrop Grumman Corp. (Aerospace & Defense)	262	90,539
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	332	16,414
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	412	14,066
Nucor Corp. (Metals & Mining)	470	25,559
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	939	158,428
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,154	59,269
Omnicom Group, Inc. (Media)	340	27,275
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	637	44,641
Oracle Corp. (Software)	3,742	210,675
O’Reilly Automotive, Inc.* (Specialty Retail)	121	46,072
PACCAR, Inc. (Machinery)	534	37,455
Packaging Corp. of America (Containers & Packaging)	146	14,742
Parker-Hannifin Corp. (Machinery)	198	34,666
Paychex, Inc. (IT Services)	493	40,944
PayPal Holdings, Inc.* (IT Services)	1,812	200,045
Pentair PLC (Machinery)	244	9,470
People’s United Financial, Inc. (Banks)	608	9,983
PepsiCo, Inc. (Beverages)	2,162	276,325
PerkinElmer, Inc. (Life Sciences Tools & Services)	171	14,727
Perrigo Co. PLC (Pharmaceuticals)	193	10,424
Pfizer, Inc. (Pharmaceuticals)	8,562	332,548
Philip Morris International, Inc. (Tobacco)	2,399	200,580
Phillips 66 (Oil, Gas & Consumable Fuels)	644	66,049
Pinnacle West Capital Corp. (Electric Utilities)	173	15,781
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	260	35,890
PNC Financial Services Group, Inc. (Banks)	696	99,458
PPG Industries, Inc. (Chemicals)	364	42,730
PPL Corp. (Electric Utilities)	1,113	32,978
Principal Financial Group, Inc. (Insurance)	400	23,216
Prologis, Inc. (Equity Real Estate Investment Trusts)	973	78,434
Prudential Financial, Inc. (Insurance)	626	63,420
Public Service Enterprise Group, Inc. (Multi-Utilities)	780	44,577
Public Storage (Equity Real Estate Investment Trusts)	231	56,078
PulteGroup, Inc. (Household Durables)	393	12,383
PVH Corp. (Textiles, Apparel & Luxury Goods)	116	10,315
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	184	13,485
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,875	137,175
Quanta Services, Inc. (Construction & Engineering)	219	8,195
Quest Diagnostics, Inc. (Health Care Providers & Services)	207	21,131
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	80	8,338
Raymond James Financial, Inc. (Capital Markets)	195	15,731
Raytheon Co. (Aerospace & Defense)	430	78,385
Realty Income Corp. (Equity Real Estate Investment Trusts)	486	33,636
Regency Centers Corp. (Equity Real Estate Investment Trusts)	258	17,209
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	121	36,876
Regions Financial Corp. (Banks)	1,563	24,899
Republic Services, Inc. - Class A (Commercial Services & Supplies)	332	29,432
ResMed, Inc. (Health Care Equipment & Supplies)	221	28,443
Robert Half International, Inc. (Professional Services)	183	11,055
Rockwell Automation, Inc. (Electrical Equipment)	183	29,423
Rollins, Inc. (Commercial Services & Supplies)	227	7,611
Roper Technologies, Inc. (Industrial Conglomerates)	160	58,184
Ross Stores, Inc. (Specialty Retail)	567	60,119
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	265	30,830
S&P Global, Inc. (Capital Markets)	380	93,082
Salesforce.com, Inc.* (Software)	1,198	185,091
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	175	42,947
Schlumberger, Ltd. (Energy Equipment & Services)	2,136	85,375
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	389	18,015
Sealed Air Corp. (Containers & Packaging)	240	10,030
Sempra Energy (Multi-Utilities)	423	57,287

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	477	$77,369
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	266	22,684
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	130	10,540
Snap-on, Inc. (Machinery)	85	12,972
Southwest Airlines Co. (Airlines)	754	38,854
Stanley Black & Decker, Inc. (Machinery)	234	34,536
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,868	176,882
State Street Corp. (Capital Markets)	576	33,460
Stryker Corp. (Health Care Equipment & Supplies)	478	100,275
SunTrust Banks, Inc. (Banks)	685	45,621
SVB Financial Group* (Banks)	81	18,790
Symantec Corp. (Software)	953	20,547
Synchrony Financial (Consumer Finance)	978	35,091
Synopsys, Inc.* (Software)	231	30,668
Sysco Corp. (Food & Staples Retailing)	729	49,988
T. Rowe Price Group, Inc. (Capital Markets)	365	41,387
Take-Two Interactive Software, Inc.* (Entertainment)	174	21,318
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	447	13,826
Target Corp. (Multiline Retail)	790	68,256
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	520	48,047
TechnipFMC PLC (Energy Equipment & Services)	650	17,901
Teleflex, Inc. (Health Care Equipment & Supplies)	71	24,122
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,447	180,889
Textron, Inc. (Aerospace & Defense)	359	17,699
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,024	17,193
The Allstate Corp. (Insurance)	514	55,204
The Bank of New York Mellon Corp. (Capital Markets)	1,359	63,764
The Boeing Co. (Aerospace & Defense)	807	275,331
The Charles Schwab Corp. (Capital Markets)	1,832	79,179
The Clorox Co. (Household Products)	196	31,870
The Coca-Cola Co. (Beverages)	5,922	311,675
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	25,642
The Estee Lauder Cos., Inc. - Class A (Personal Products)	338	62,256
The Gap, Inc. (Specialty Retail)	326	6,357
The Goldman Sachs Group, Inc. (Capital Markets)	525	115,569
The Hershey Co. (Food Products)	215	32,624
The Home Depot, Inc. (Specialty Retail)	1,697	362,631
The Interpublic Group of Cos., Inc. (Media)	597	13,683
The JM Smucker Co. - Class A (Food Products)	175	19,458
The Kraft Heinz Co. (Food Products)	960	30,730
The Kroger Co. (Food & Staples Retailing)	1,244	26,323
The Macerich Co. (Equity Real Estate Investment Trusts)	163	5,387
The Mosaic Co. (Chemicals)	547	13,779
The Nasdaq OMX Group, Inc. (Capital Markets)	179	17,250
The Procter & Gamble Co. (Household Products)	3,869	456,696
The Progressive Corp. (Insurance)	901	72,963
The Sherwin-Williams Co. (Chemicals)	125	64,130
The Southern Co. (Electric Utilities)	1,605	90,201
The TJX Cos., Inc. (Specialty Retail)	1,870	102,027
The Travelers Cos., Inc. (Insurance)	404	59,234
The Walt Disney Co. (Entertainment)	2,692	384,983
The Western Union Co. (IT Services)	664	13,944
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,869	46,052
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	617	171,328
Tiffany & Co. (Specialty Retail)	167	15,685
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	485	38,669
Torchmark Corp. (Insurance)	156	14,246
Total System Services, Inc. (IT Services)	251	34,066
Tractor Supply Co. (Specialty Retail)	186	20,239
TransDigm Group, Inc.* (Aerospace & Defense)	75	36,408
TripAdvisor, Inc.* (Interactive Media & Services)	160	7,064
Twitter, Inc.* (Interactive Media & Services)	1,126	47,641
Tyson Foods, Inc. - Class A (Food Products)	455	36,173
U.S. Bancorp (Banks)	2,308	131,902
UDR, Inc. (Equity Real Estate Investment Trusts)	435	20,036
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	86	30,036
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	290	6,690
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	300	6,102
Union Pacific Corp. (Road & Rail)	1,092	196,505
United Continental Holdings, Inc.* (Airlines)	341	31,341
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,076	128,550
United Rentals, Inc.* (Trading Companies & Distributors)	121	15,313
United Technologies Corp. (Aerospace & Defense)	1,251	167,134
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,466	365,049
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	128	19,310
Unum Group (Insurance)	327	10,448
V.F. Corp. (Textiles, Apparel & Luxury Goods)	502	43,870
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	644	54,901
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	140	16,432
Ventas, Inc. (Equity Real Estate Investment Trusts)	570	38,355

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
VeriSign, Inc.* (IT Services)	162	$34,197
Verisk Analytics, Inc. - Class A (Professional Services)	252	38,233
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,378	352,512
Vertex Pharmaceuticals, Inc.* (Biotechnology)	395	65,815
Viacom, Inc. - Class B (Entertainment)	545	16,541
Visa, Inc. - Class A (IT Services)	2,682	477,395
Vornado Realty Trust (Equity Real Estate Investment Trusts)	268	17,238
Vulcan Materials Co. (Construction Materials)	204	28,223
W.W. Grainger, Inc. (Trading Companies & Distributors)	69	20,081
Wabtec Corp. (Machinery)(a)	250	19,420
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,199	65,334
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,157	238,089
Waste Management, Inc. (Commercial Services & Supplies)	603	70,551
Waters Corp.* (Life Sciences Tools & Services)	107	22,530
WEC Energy Group, Inc. (Multi-Utilities)	486	41,534
WellCare Health Plans, Inc.* (Health Care Providers & Services)	78	22,406
Wells Fargo & Co. (Banks)	6,238	301,982
Welltower, Inc. (Equity Real Estate Investment Trusts)	625	51,950
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	452	24,358
WestRock Co. (Containers & Packaging)	396	14,276
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,149	29,196
Whirlpool Corp. (Household Durables)	98	14,257
Willis Towers Watson PLC (Insurance)	199	38,849
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	149	19,380
Xcel Energy, Inc. (Electric Utilities)	794	47,330
Xerox Corp. (Technology Hardware, Storage & Peripherals)	301	9,662
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	392	44,770
Xylem, Inc. (Machinery)	278	22,321
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	472	53,109
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	316	42,701
Zions Bancorp (Banks)	282	12,710
Zoetis, Inc. (Pharmaceuticals)	738	84,789
TOTAL COMMON STOCKS (Cost $11,642,410)		38,262,419

Repurchase Agreements(b)(c) (45.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 7/31/19, due 8/1/19, total to be received $29,602,947	$29,601,000	$29,601,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,601,000)		29,601,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.35%(d)	14,811	$14,811
Invesco Government & Agency Portfolio - Institutional Shares, 2.35%(d)	2,789	2,789
TOTAL COLLATERAL FOR SECURITIES LOANED(Cost $17,600)		17,600
TOTAL INVESTMENT SECURITIES (Cost $41,261,010) - 103.9%		67,881,019
Net other assets (liabilities) - (3.9)%		(2,528,145)

NET ASSETS - 100.0%		$65,352,874

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $17,090.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $2,038,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	9/23/19	$14,748,525	$400,340

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	2.73%	$3,301,671	$(78,758)
S&P 500	UBS AG	8/27/19	2.68%	9,106,990	(124,253)
				$12,408,661	$(203,011)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Bull ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$981,703	1.5%
Air Freight & Logistics	229,546	0.4%
Airlines	156,971	0.2%
Auto Components	46,981	0.1%
Automobiles	148,417	0.2%
Banks	2,147,232	3.2%
Beverages	707,463	1.1%
Biotechnology	792,244	1.2%
Building Products	107,331	0.2%
Capital Markets	1,054,558	1.6%
Chemicals	756,557	1.2%
Commercial Services & Supplies	165,824	0.3%
Communications Equipment	458,173	0.7%
Construction & Engineering	22,799	NM
Construction Materials	52,007	0.1%
Consumer Finance	278,118	0.4%
Containers & Packaging	144,312	0.2%
Distributors	34,886	0.1%
Diversified Consumer Services	8,695	NM
Diversified Financial Services	622,370	1.0%
Diversified Telecommunication Services	753,672	1.2%
Electric Utilities	755,056	1.2%
Electrical Equipment	176,052	0.3%
Electronic Equipment, Instruments & Components	171,821	0.3%
Energy Equipment & Services	177,059	0.3%
Entertainment	740,464	1.1%
Equity Real Estate Investment Trusts	1,144,638	1.8%
Food & Staples Retailing	566,611	0.9%
Food Products	440,955	0.7%
Gas Utilities	19,627	NM
Health Care Equipment & Supplies	1,361,961	2.1%
Health Care Providers & Services	1,041,287	1.6%
Health Care Technology	35,968	0.1%
Hotels, Restaurants & Leisure	753,659	1.2%
Household Durables	114,768	0.2%
Household Products	684,112	1.0%
Independent Power and Renewable Electricity Producers	31,259	NM
Industrial Conglomerates	547,563	0.8%
Insurance	953,713	1.5%
Interactive Media & Services	1,912,625	2.9%
Internet & Direct Marketing Retail	1,393,590	2.1%
IT Services	2,151,245	3.3%
Leisure Products	21,688	NM
Life Sciences Tools & Services	377,782	0.6%
Machinery	588,206	0.9%
Media	547,875	0.8%
Metals & Mining	96,461	0.1%
Multiline Retail	188,485	0.3%
Multi-Utilities	407,799	0.6%
Oil, Gas & Consumable Fuels	1,688,477	2.6%
Personal Products	67,318	0.1%
Pharmaceuticals	1,648,351	2.5%
Professional Services	123,991	0.2%
Real Estate Management & Development	25,551	NM
Road & Rail	391,256	0.6%
Semiconductors & Semiconductor Equipment	1,481,834	2.3%
Software	2,540,708	3.8%
Specialty Retail	891,106	1.4%
Technology Hardware, Storage & Peripherals	1,588,972	2.4%
Textiles, Apparel & Luxury Goods	273,122	0.4%
Tobacco	336,377	0.5%
Trading Companies & Distributors	62,590	0.1%
Water Utilities	31,909	NM
Wireless Telecommunication Services	38,669	0.1%
Other **	27,090,455	41.4%
Total	$65,352,874	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (51.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	66	$1,292
1st Source Corp. (Banks)	44	2,066
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	284	2,562
8x8, Inc.* (Software)	219	5,293
AAON, Inc. (Building Products)	109	5,537
AAR Corp. (Aerospace & Defense)	87	3,642
Aaron’s, Inc. (Specialty Retail)	175	11,034
Abercrombie & Fitch Co. - Class A (Specialty Retail)	153	2,896
ABM Industries, Inc. (Commercial Services & Supplies)	153	6,440
Acacia Communications, Inc.* (Communications Equipment)	87	5,844
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	262	6,440
Acadia Realty Trust (Equity Real Estate Investment Trusts)	197	5,530
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	66	1,233
Acceleron Pharma, Inc.* (Biotechnology)	109	4,759
ACCO Brands Corp. (Commercial Services & Supplies)	241	2,357
ACI Worldwide, Inc.* (Software)	262	8,793
Actuant Corp. - Class A (Machinery)	131	3,000
Acushnet Holdings Corp. (Leisure Products)	87	2,224
Addus Homecare Corp.* (Health Care Providers & Services)	22	1,773
Adient PLC (Auto Components)	219	5,201
Adtalem Global Education, Inc.* (Diversified Consumer Services)	131	6,205
ADTRAN, Inc. (Communications Equipment)	109	1,211
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	175	5,665
Advanced Drainage Systems, Inc. (Building Products)	87	2,865
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	87	5,081
AdvanSix, Inc.* (Chemicals)	66	1,692
Adverum Biotechnologies, Inc.* (Biotechnology)	131	1,757
Aegion Corp.* (Construction & Engineering)	66	1,244
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	109	2,362
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	175	7,476
Aerovironment, Inc.* (Aerospace & Defense)	44	2,413
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	87	1,423
Agree Realty Corp. (Equity Real Estate Investment Trusts)	87	5,816
Aimmune Therapeutics, Inc.* (Biotechnology)	109	2,098
Air Transport Services Group, Inc.* (Air Freight & Logistics)	153	3,566
Aircastle, Ltd. (Trading Companies & Distributors)	131	2,723
AK Steel Holding Corp.* (Metals & Mining)	764	2,154
Akebia Therapeutics, Inc.* (Biotechnology)	284	1,190
Akorn, Inc.* (Pharmaceuticals)	219	815
Alamo Group, Inc. (Machinery)	22	2,154
Alarm.com Holdings, Inc.* (Software)	87	4,342
Albany International Corp. - Class A (Machinery)	66	5,675
Alder Biopharmaceuticals, Inc.* (Biotechnology)	175	1,771
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	176	4,138
Allakos, Inc.* (Biotechnology)	44	1,530
Allegheny Technologies, Inc.* (Metals & Mining)	306	6,662
Allegiance Bancshares, Inc.* (Banks)	44	1,477
Allegiant Travel Co. (Airlines)	22	3,297
ALLETE, Inc. (Electric Utilities)	131	11,390
Allogene Therapeutics, Inc.* (Biotechnology)	87	2,697
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	415	4,275
Altair Engineering, Inc.* - Class A (Software)	87	3,620
Altra Industrial Motion Corp. (Machinery)	153	4,396
Ambac Financial Group, Inc.* (Insurance)	109	1,986
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	87	4,346
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	131	1,550
Amedisys, Inc.* (Health Care Providers & Services)	87	11,996
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	109	5,058
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	284	3,428
American Eagle Outfitters, Inc. (Specialty Retail)	394	6,970
American Equity Investment Life Holding Co. (Insurance)	219	5,650
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)(a)	262	3,068
American Outdoor Brands Corp.* (Leisure Products)	131	1,263
American Public Education, Inc.* (Diversified Consumer Services)	44	1,453
American States Water Co. (Water Utilities)	87	6,739
American Vanguard Corp. (Chemicals)	66	942
American Woodmark Corp.* (Building Products)	44	3,733
America’s Car-Mart, Inc.* (Specialty Retail)	22	1,984
Ameris Bancorp (Banks)	153	6,085
AMERISAFE, Inc. (Insurance)	44	2,863
Amicus Therapeutics, Inc.* (Biotechnology)	568	7,043
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	241	2,224
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	109	5,818
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	219	802
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	87	1,753
AnaptysBio, Inc.* (Biotechnology)	66	3,545
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	87	1,773

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	22	$1,861
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	44	2,424
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	66	4,248
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	394	1,257
Apellis Pharmaceuticals, Inc.* (Biotechnology)	109	3,044
Apogee Enterprises, Inc. (Building Products)	66	2,677
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	372	7,002
Appfolio, Inc.* (Software)	44	4,248
Appian Corp.* (Software)(a)	66	2,593
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	87	5,293
ArcBest Corp. (Road & Rail)	66	1,975
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	44	3,923
Archrock, Inc. (Energy Equipment & Services)	306	3,360
Arcosa, Inc. (Construction & Engineering)	109	4,088
Arena Pharmaceuticals, Inc.* (Biotechnology)	131	8,211
Ares Management Corp. (Capital Markets)	153	4,475
Argan, Inc. (Construction & Engineering)	44	1,811
Argo Group International Holdings, Ltd. (Insurance)	87	5,954
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	131	2,218
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	153	2,734
ArQule, Inc.* (Biotechnology)	241	2,432
Arrow Financial Corp. (Banks)	22	732
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	219	6,364
Artisan Partners Asset Management, Inc. (Capital Markets)	131	3,876
Arvinas, Inc.* (Pharmaceuticals)	44	1,174
Asbury Automotive Group, Inc.* (Specialty Retail)	44	4,052
ASGN, Inc.* (Professional Services)	131	8,260
Astec Industries, Inc. (Machinery)	66	2,158
Astronics Corp.* (Aerospace & Defense)	66	2,431
Atara Biotherapeutics, Inc.* (Biotechnology)	109	1,555
Athenex, Inc.* (Biotechnology)	153	2,754
Atkore International Group, Inc.* (Electrical Equipment)	109	2,975
Atlantic Union Bankshares (Banks)	197	7,492
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	66	3,013
ATN International, Inc. (Diversified Telecommunication Services)	22	1,238
AtriCure, Inc.* (Health Care Equipment & Supplies)	88	2,823
Audentes Therapeutics, Inc.* (Biotechnology)	109	4,242
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	109	4,438
Avaya Holdings Corp.* - Class C (Software)	262	3,154
Avis Budget Group, Inc.* (Road & Rail)	153	5,568
Avista Corp. (Multi-Utilities)	153	7,043
AVX Corp. (Electronic Equipment, Instruments & Components)	109	1,660
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	87	1,396
AxoGen, Inc.* (Health Care Equipment & Supplies)	87	1,564
Axon Enterprise, Inc.* (Aerospace & Defense)	153	10,745
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	44	1,615
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	131	3,840
Axsome Therapeutics, Inc.* (Pharmaceuticals)	66	1,683
AZZ, Inc. (Electrical Equipment)	66	3,074
B&G Foods, Inc. - Class A (Food Products)(a)	153	2,797
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	66	3,530
Balchem Corp. (Chemicals)	87	8,930
Banc of California, Inc. (Banks)	109	1,704
Bancfirst Corp. (Banks)	44	2,567
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	66	1,387
BancorpSouth Bank (Banks)	241	7,203
Bandwidth, Inc.* (Diversified Telecommunication Services)	44	3,278
Bank of Marin BanCorp (Banks)	22	962
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	131	4,117
Banner Corp. (Banks)	87	5,156
Barnes Group, Inc. (Machinery)	109	5,672
Barrett Business Services, Inc. (Professional Services)	22	1,925
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175	6,340
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	306	2,971
Belden, Inc. (Electronic Equipment, Instruments & Components)	87	3,955
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	87	2,354
Benefitfocus, Inc.* (Software)	66	1,649
Berkshire Hills Bancorp, Inc. (Banks)	109	3,575
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	153	1,499
Big Lots, Inc. (Multiline Retail)	87	2,227
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	87	3,744
BioTelemetry, Inc.* (Health Care Providers & Services)	87	4,085
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	44	1,747
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	284	6,691
Black Hills Corp. (Multi-Utilities)	153	12,109

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Blackbaud, Inc. (Software)	109	$9,918
Blackline, Inc.* (Software)	109	4,861
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	306	10,870
Bloom Energy Corp.* (Electrical Equipment)	131	1,369
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	219	3,730
Blucora, Inc.* (Capital Markets)	109	3,263
Blueprint Medicines Corp.* (Biotechnology)	109	10,917
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	153	3,236
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	109	1,637
Boise Cascade Co. (Paper & Forest Products)	87	2,349
Boot Barn Holdings, Inc.* (Specialty Retail)	66	2,065
Boston Private Financial Holdings, Inc. (Banks)	197	2,273
Bottomline Technologies, Inc.* (Software)	109	4,588
Box, Inc.* - Class A (Software)	350	5,789
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	197	5,219
Brady Corp. - Class A (Commercial Services & Supplies)	109	5,639
Bridge BanCorp, Inc. (Banks)	44	1,285
Brightsphere Investment Group, Inc. (Capital Markets)	175	1,873
Brightview Holdings, Inc.* (Commercial Services & Supplies)	66	1,304
Brinker International, Inc. (Hotels, Restaurants & Leisure)	87	3,467
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	459	3,576
Brookline Bancorp, Inc. (Banks)	197	2,922
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	175	6,790
Bryn Mawr Bank Corp. (Banks)	44	1,632
Builders FirstSource, Inc.* (Building Products)	284	4,879
Byline BanCorp, Inc.* (Banks)	66	1,261
C&J Energy Services, Inc.* (Energy Equipment & Services)	153	1,674
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	66	8,029
Cactus, Inc.* - Class A (Energy Equipment & Services)	109	3,201
Cadence BanCorp (Banks)	306	5,245
CAI International, Inc.* (Trading Companies & Distributors)	44	1,003
Calavo Growers, Inc. (Food Products)	44	3,891
Caleres, Inc. (Specialty Retail)	109	2,047
California Resources Corp.* (Oil, Gas & Consumable Fuels)	109	1,669
California Water Service Group (Water Utilities)	109	5,820
Callaway Golf Co. (Leisure Products)	219	4,016
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	568	2,795
Cal-Maine Foods, Inc. (Food Products)	87	3,460
Cambrex Corp.* (Life Sciences Tools & Services)	87	3,811
Camden National Corp. (Banks)	44	1,967
Cannae Holdings, Inc.* (Diversified Financial Services)	175	5,066
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	328	4,480
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	197	1,661
Cara Therapeutics, Inc.* (Biotechnology)	87	2,083
Carbon Black, Inc.* (Software)	131	2,438
Carbonite, Inc.* (IT Services)	87	1,560
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	87	3,987
Cardtronics PLC* - Class A (IT Services)	87	2,478
CareDx, Inc.* (Biotechnology)	110	3,605
Career Education Corp.* (Diversified Consumer Services)	175	3,318
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	241	5,598
Cargurus, Inc.* (Interactive Media & Services)	175	6,522
Carolina Financial Corp. (Banks)	44	1,545
Carpenter Technology Corp. (Metals & Mining)	109	4,906
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	219	2,087
Cars.com, Inc.* (Interactive Media & Services)	175	3,325
Carter Bank & Trust* (Banks)	66	1,317
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	110	4,796
Cass Information Systems, Inc. (IT Services)	44	2,240
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	109	1,107
Cathay General Bancorp, Inc. (Banks)	197	7,332
Cavco Industries, Inc.* (Household Durables)	22	3,902
CBIZ, Inc.* (Professional Services)	131	3,061
CBTX, Inc. (Banks)	44	1,326
CenterState Banks, Inc. (Banks)	306	7,442
Central Garden & Pet Co.* - Class A (Household Products)	109	3,003
Central Pacific Financial Corp. (Banks)	66	1,945
Century Communities, Inc.* (Household Durables)	66	1,820
Cerus Corp.* (Health Care Equipment & Supplies)	328	1,919
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	44	1,222
Chart Industries, Inc.* (Machinery)	87	6,571
Chase Corp. (Chemicals)	22	2,279
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	109	1,947
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	66	2,407
Chegg, Inc.* (Diversified Consumer Services)	284	12,756
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	153	4,203
Chesapeake Utilities Corp. (Gas Utilities)	44	4,112

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	87	$10,410
Cimpress N.V.* (Commercial Services & Supplies)	44	4,244
CIRCOR International, Inc.* (Machinery)	44	1,672
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	153	7,505
Cision, Ltd.* (Software)	219	2,275
City Holding Co. (Banks)	44	3,408
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	87	1,077
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	87	1,494
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	175	3,154
Cleveland-Cliffs, Inc. (Metals & Mining)	700	7,461
Cloudera, Inc.* (Software)	568	3,397
Clovis Oncology, Inc.* (Biotechnology)	109	1,150
CNO Financial Group, Inc. (Insurance)	394	6,663
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	481	3,954
Coca-Cola Consolidated, Inc. (Beverages)	22	6,458
Codexis, Inc.* (Life Sciences Tools & Services)	131	2,406
Coeur Mining, Inc.* (Metals & Mining)	503	2,314
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	109	6,867
Cohen & Steers, Inc. (Capital Markets)	66	3,456
Coherus Biosciences, Inc.* (Biotechnology)	153	2,573
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	109	1,652
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	87	954
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	197	3,191
Columbia Banking System, Inc. (Banks)	175	6,599
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	131	2,003
Columbus McKinnon Corp. (Machinery)	66	2,537
Comfort Systems USA, Inc. (Construction & Engineering)	87	3,654
Commercial Metals Co. (Metals & Mining)	284	4,973
Community Bank System, Inc. (Banks)	131	8,645
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	44	1,808
Community Trust Bancorp, Inc. (Banks)	44	1,861
CommVault Systems, Inc.* (Software)	87	3,953
Compass Minerals International, Inc. (Metals & Mining)	87	4,859
Comtech Telecommunications Corp. (Communications Equipment)	66	1,964
Conduent, Inc.* (IT Services)	415	3,777
CONMED Corp. (Health Care Equipment & Supplies)	66	5,765
Connecticut Water Service, Inc. (Water Utilities)	22	1,538
ConnectOne Bancorp, Inc. (Banks)	87	1,989
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	66	1,418
Continental Building Products, Inc.* (Building Products)	87	2,138
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	44	1,577
Cooper Tire & Rubber Co. (Auto Components)	131	3,527
Cooper-Standard Holding, Inc.* (Auto Components)	44	2,177
Corcept Therapeutics, Inc.* (Pharmaceuticals)	241	2,714
Corecivic, Inc. (Equity Real Estate Investment Trusts)	285	4,836
Core-Mark Holding Co., Inc. (Distributors)	109	4,080
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	22	890
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	109	1,279
Cornerstone OnDemand, Inc.* (Software)	131	7,755
CorVel Corp.* (Health Care Providers & Services)	22	1,874
Covanta Holding Corp. (Commercial Services & Supplies)	284	4,890
Cowen Group, Inc.* - Class A (Capital Markets)	66	1,159
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	44	7,643
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	109	3,775
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	153	3,496
CryoLife, Inc.* (Health Care Equipment & Supplies)	87	2,507
CryoPort, Inc.* (Health Care Equipment & Supplies)	66	1,351
CSG Systems International, Inc. (IT Services)	87	4,458
CSW Industrials, Inc. (Building Products)	44	3,107
CTS Corp. (Electronic Equipment, Instruments & Components)	87	2,742
Cubic Corp. (Aerospace & Defense)	87	5,759
Cushman & Wakefield PLC* (Real Estate Management & Development)	241	4,781
Customers Bancorp, Inc.* (Banks)	66	1,361
CVB Financial Corp. (Banks)	328	7,219
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	66	3,503
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	175	1,082
Cytokinetics, Inc.* (Biotechnology)	131	1,597
Cytomx Therapeutics, Inc.* (Biotechnology)	109	1,124
Dana Holding Corp. (Auto Components)	350	5,849
Darling Ingredients, Inc.* (Food Products)	394	8,010
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	87	3,537
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	66	10,314
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	197	8,486

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Deluxe Corp. (Commercial Services & Supplies)	109	$4,864
Denali Therapeutics, Inc.* (Biotechnology)	109	2,327
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,115	1,260
Denny’s Corp.* (Hotels, Restaurants & Leisure)	153	3,456
Dermira, Inc.* (Pharmaceuticals)	109	960
Designer Brands, Inc. (Specialty Retail)	153	2,812
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	219	1,237
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	153	1,383
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	503	5,065
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	131	1,786
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	197	2,740
Digimarc Corp.* (Software)	22	994
Dillard’s, Inc. - Class A (Multiline Retail)(a)	22	1,601
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	87	1,756
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	44	3,612
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	109	4,643
DMC Global, Inc. (Machinery)	44	2,299
Domo, Inc.* (Software)	44	1,221
Dorman Products, Inc.* (Auto Components)	66	4,744
Douglas Dynamics, Inc. (Machinery)	66	2,713
Dril-Quip, Inc.* (Energy Equipment & Services)	87	4,577
Ducommun, Inc.* (Aerospace & Defense)	22	927
DXP Enterprises, Inc.* (Trading Companies & Distributors)	44	1,494
Dycom Industries, Inc.* (Construction & Engineering)	66	3,641
Eagle Bancorp, Inc. (Banks)	87	3,507
Eagle Pharmaceuticals, Inc.* (Biotechnology)	22	1,207
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	175	3,302
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	87	10,482
Ebix, Inc. (Software)	66	3,038
Echo Global Logistics, Inc.* (Air Freight & Logistics)	66	1,390
Edgewell Personal Care Co.* (Personal Products)	131	3,987
Editas Medicine, Inc.* (Biotechnology)	131	3,308
eHealth, Inc.* (Insurance)	66	6,848
El Paso Electric Co. (Electric Utilities)	109	7,222
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	153	6,903
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	66	1,154
EMCOR Group, Inc. (Construction & Engineering)	131	11,054
Emergent BioSolutions, Inc.* (Biotechnology)	109	4,811
Employers Holdings, Inc. (Insurance)	87	3,819
Enanta Pharmaceuticals, Inc.* (Biotechnology)	44	3,301
Encore Capital Group, Inc.* (Consumer Finance)	66	2,375
Encore Wire Corp. (Electrical Equipment)	44	2,416
Endo International PLC* (Pharmaceuticals)	547	1,734
EnerSys (Electrical Equipment)	109	7,424
Ennis, Inc. (Commercial Services & Supplies)	66	1,342
Enova International, Inc.* (Consumer Finance)	87	2,345
Enphase Energy, Inc.* (Electrical Equipment)	219	6,165
EnPro Industries, Inc. (Machinery)	44	3,126
Enstar Group, Ltd.* (Insurance)	22	3,897
Entercom Communications Corp. - Class A (Media)	306	1,738
Enterprise Financial Services Corp. (Banks)	66	2,751
Envestnet, Inc.* (Software)	109	7,784
Epizyme, Inc.* (Biotechnology)	197	2,612
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	22	1,670
ESCO Technologies, Inc. (Machinery)	66	5,515
Esperion Therapeutics, Inc.* (Biotechnology)	66	2,620
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	241	11,125
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	176	3,717
Ethan Allen Interiors, Inc. (Household Durables)	66	1,358
Eventbrite, Inc.* (Interactive Media & Services)	87	1,539
Everbridge, Inc.* (Software)(a)	87	8,900
Everi Holdings, Inc.* (IT Services)	175	2,102
EVERTEC, Inc. (IT Services)	153	4,899
Evo Payments, Inc.* (IT Services)	87	2,707
Evolent Health, Inc.* (Health Care Technology)	175	1,194
Evoqua Water Technologies Corp.* (Machinery)	175	2,489
ExlService Holdings, Inc.* (IT Services)	87	5,985
Exponent, Inc. (Professional Services)	131	9,013
Exterran Corp.* (Energy Equipment & Services)	87	1,188
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)(a)	241	894
Extreme Networks, Inc.* (Communications Equipment)	284	2,312
EZCORP, Inc.* - Class A (Consumer Finance)	131	1,290
Fabrinet* (Electronic Equipment, Instruments & Components)	87	4,670
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	44	2,349
Fate Therapeutics, Inc.* (Biotechnology)	131	2,889
FB Financial Corp. (Banks)	44	1,672

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
FBL Financial Group, Inc. - Class A (Insurance)	22	$1,379
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	22	1,700
Federal Signal Corp. (Machinery)	153	4,766
Federated Investors, Inc. - Class B (Capital Markets)	241	8,374
Ferro Corp.* (Chemicals)	197	2,902
FGL Holdings (Diversified Financial Services)	350	2,853
FibroGen, Inc.* (Biotechnology)	197	9,310
Financial Institutions, Inc. (Banks)	44	1,355
Finisar Corp.* (Communications Equipment)(a)	284	6,683
First Bancorp (Banks)	66	2,438
First BanCorp. (Banks)	525	5,649
First Bancshares, Inc. (Banks)	44	1,461
First Busey Corp. (Banks)	131	3,541
First Commonwealth Financial Corp. (Banks)	241	3,319
First Community Bancshares, Inc. (Banks)	44	1,455
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	44	1,264
First Financial Bancorp (Banks)	241	6,143
First Financial Bankshares, Inc. (Banks)	328	10,743
First Financial Corp. (Banks)	22	955
First Foundation, Inc. (Banks)	87	1,308
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	11,685
First Interstate BancSystem - Class A (Banks)	87	3,483
First Merchants Corp. (Banks)	131	5,163
First Mid Bancshares, Inc. (Banks)	44	1,500
First Midwest Bancorp, Inc. (Banks)	262	5,667
First of Long Island Corp. (Banks)	66	1,460
FirstCash, Inc. (Consumer Finance)	109	10,969
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	547	2,297
Five9, Inc.* (Software)	153	7,554
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	66	2,276
Fluidigm Corp.* (Life Sciences Tools & Services)	175	2,056
Flushing Financial Corp. (Banks)	66	1,344
Focus Financial Partners, Inc.* (Capital Markets)	66	1,842
ForeScout Technologies, Inc.* (Software)	109	4,072
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	175	2,937
Forrester Research, Inc. (Professional Services)	22	1,041
Forward Air Corp. (Air Freight & Logistics)	66	4,159
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	109	1,203
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	175	4,715
Fox Factory Holding Corp.* (Auto Components)	87	6,967
Franklin Electric Co., Inc. (Machinery)	109	5,108
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	262	2,112
Frank’s International N.V.* (Energy Equipment & Services)	262	1,493
Fresh Del Monte Produce, Inc. (Food Products)	66	2,002
Freshpet, Inc.* (Food Products)	66	2,980
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	131	1,573
FTI Consulting, Inc.* (Professional Services)	87	9,087
Fulton Financial Corp. (Banks)	394	6,698
Funko, Inc.* (Distributors)(a)	44	1,100
G1 Therapeutics, Inc.* (Biotechnology)	87	2,158
GameStop Corp. - Class A (Specialty Retail)	241	969
Gannett Co., Inc. (Media)	262	2,686
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	109	1,552
GATX Corp. (Trading Companies & Distributors)	87	6,687
GCP Applied Technologies, Inc.* (Chemicals)	131	2,886
Generac Holdings, Inc.* (Electrical Equipment)	153	11,061
Genesco, Inc.* (Specialty Retail)	44	1,733
Genomic Health, Inc.* (Biotechnology)	66	4,816
Gentherm, Inc.* (Auto Components)	87	3,559
Genworth Financial, Inc.* - Class A (Insurance)	1,246	4,972
German American BanCorp, Inc. (Banks)	66	2,082
Getty Realty Corp. (Equity Real Estate Investment Trusts)	87	2,608
Gibraltar Industries, Inc.* (Building Products)	87	3,605
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	109	3,124
Glacier Bancorp, Inc. (Banks)	197	8,256
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	66	1,403
Glaukos Corp.* (Health Care Equipment & Supplies)	87	7,106
Global Blood Therapeutics, Inc.* (Biotechnology)	131	7,179
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	197	3,845
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	197	8,979
Glu Mobile, Inc.* (Entertainment)	284	2,119
Gms, Inc.* (Trading Companies & Distributors)	87	1,958
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	241	4,083
Goosehead Insurance, Inc. (Insurance)	22	990
GoPro, Inc.* - Class A (Household Durables)	306	1,619
Gorman-Rupp Co. (Machinery)	44	1,462
Gossamer Bio, Inc.* (Biotechnology)	44	873
Granite Construction, Inc. (Construction & Engineering)	109	3,870
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	131	2,502
Gray Television, Inc.* (Media)	219	3,887

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	153	$1,642
Great Southern BanCorp, Inc. (Banks)	22	1,319
Great Western Bancorp, Inc. (Banks)	131	4,430
Green Dot Corp.* - Class A (Consumer Finance)	131	6,640
Greif, Inc. - Class A (Containers & Packaging)	66	2,307
Griffon Corp. (Building Products)	87	1,422
Group 1 Automotive, Inc. (Specialty Retail)	44	3,694
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,115	3,512
GTT Communications, Inc.* (IT Services)(a)	87	1,053
GUESS?, Inc. (Specialty Retail)	131	2,207
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	394	1,489
H&E Equipment Services, Inc. (Trading Companies & Distributors)	87	2,663
H.B. Fuller Co. (Chemicals)	131	6,263
Haemonetics Corp.* (Health Care Equipment & Supplies)	131	15,993
Halozyme Therapeutics, Inc.* (Biotechnology)	350	5,947
Hamilton Lane, Inc. (Capital Markets)	44	2,583
Hancock Holding Co. (Banks)	219	9,093
Hanger, Inc.* (Health Care Providers & Services)	87	1,501
Hanmi Financial Corp. (Banks)	66	1,418
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	153	4,200
Harmonic, Inc.* (Communications Equipment)	219	1,636
Harsco Corp.* (Machinery)	197	4,622
Hawaiian Holdings, Inc. (Airlines)	109	2,833
Hawkins, Inc. (Chemicals)	22	961
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	9,786
Healthcare Services Group, Inc. (Commercial Services & Supplies)	175	4,184
HealthEquity, Inc.* (Health Care Providers & Services)	153	12,543
HealthStream, Inc.* (Health Care Technology)	66	1,864
Heartland Express, Inc. (Road & Rail)	109	2,163
Heartland Financial USA, Inc. (Banks)	87	4,184
Hecla Mining Co. (Metals & Mining)	1,181	2,185
Heidrick & Struggles International, Inc. (Professional Services)	44	1,307
Helen of Troy, Ltd.* (Household Durables)	66	9,786
Helios Technologies, Inc. (Machinery)	66	3,099
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	350	3,066
Herc Holdings, Inc.* (Trading Companies & Distributors)	66	2,979
Heritage Commerce Corp. (Banks)	109	1,348
Heritage Financial Corp. (Banks)	87	2,481
Herman Miller, Inc. (Commercial Services & Supplies)	153	6,937
Heron Therapeutics, Inc.* (Biotechnology)	175	3,052
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	87	1,359
Hertz Global Holdings, Inc.* (Road & Rail)	241	3,740
Heska Corp.* (Health Care Equipment & Supplies)	22	1,763
Hillenbrand, Inc. (Machinery)	153	5,155
Hilltop Holdings, Inc. (Banks)	175	3,969
HMS Holdings Corp.* (Health Care Technology)	219	7,643
HNI Corp. (Commercial Services & Supplies)	109	3,732
Home BancShares, Inc. (Banks)	372	7,317
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	66	1,915
Homology Medicines, Inc.* (Biotechnology)	66	1,173
Hope Bancorp, Inc. (Banks)	306	4,514
Horace Mann Educators Corp. (Insurance)	109	4,735
Horizon BanCorp, Inc. (Banks)	87	1,516
Hostess Brands, Inc.* (Food Products)	241	3,403
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	262	1,533
Houlihan Lokey, Inc. (Capital Markets)	87	4,002
Hub Group, Inc.* - Class A (Air Freight & Logistics)	87	3,945
Hudson, Ltd.* - Class A (Specialty Retail)	87	1,112
Huron Consulting Group, Inc.* (Professional Services)	66	4,024
Hyster-Yale Materials Handling, Inc. (Machinery)	22	1,360
IBERIABANK Corp. (Banks)	131	10,294
ICF International, Inc. (Professional Services)	44	3,748
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	44	1,109
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	153	6,074
IMAX Corp.* (Entertainment)	131	2,875
Immunomedics, Inc.* (Biotechnology)	437	6,446
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	44	1,593
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	219	2,705
Independent Bank Corp. (Banks)	87	6,765
Independent Bank Corp. (Banks)	66	1,435
Independent Bank Group, Inc. (Banks)	87	4,942
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	153	3,271
Infinera Corp.* (Communications Equipment)	437	1,687
Ingevity Corp.* (Chemicals)	109	10,741
Ingles Markets, Inc. (Food & Staples Retailing)	44	1,385
Innophos Holdings, Inc. (Chemicals)	44	1,195
Innospec, Inc. (Chemicals)	66	6,163
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	22	2,325
Innoviva, Inc.* (Pharmaceuticals)	153	1,818
Inogen, Inc.* (Health Care Equipment & Supplies)	44	2,706

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Inovalon Holdings, Inc.* (Health Care Technology)	175	$2,625
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	109	6,563
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	87	4,787
Insmed, Inc.* (Biotechnology)	197	4,324
Insperity, Inc. (Professional Services)	87	9,252
Inspire Medical Systems, Inc.* (Health Care Technology)	22	1,488
Installed Building Products, Inc.* (Household Durables)	66	3,516
Instructure, Inc.* (Software)	87	3,453
Integer Holdings Corp.* (Health Care Equipment & Supplies)	87	7,615
Intellia Therapeutics, Inc.* (Biotechnology)	87	1,575
Intelsat S.A.* (Diversified Telecommunication Services)	175	3,962
Inter Parfums, Inc. (Personal Products)	44	3,048
Intercept Pharmaceuticals, Inc.* (Biotechnology)	66	4,148
InterDigital, Inc. (Communications Equipment)	87	5,605
Interface, Inc. (Commercial Services & Supplies)	153	2,121
International Bancshares Corp. (Banks)	131	4,930
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	66	1,123
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	66	2,975
Intersect ENT, Inc.* (Pharmaceuticals)	66	1,305
INTL FCStone, Inc.* (Capital Markets)	44	1,794
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	109	910
Intrexon Corp.* (Biotechnology)(a)	175	1,398
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	306	5,043
Investors Bancorp, Inc. (Banks)	568	6,452
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	22	1,403
Invitae Corp.* (Biotechnology)	219	5,889
Iovance Biotherapeutics, Inc.* (Biotechnology)	284	6,984
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	66	5,487
Iridium Communications, Inc.* (Diversified Telecommunication Services)	241	6,131
iRobot Corp.* (Household Durables)	66	4,825
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	372	3,954
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	153	2,020
Itron, Inc.* (Electronic Equipment, Instruments & Components)	87	5,394
J & J Snack Foods Corp. (Food Products)	44	8,176
j2 Global, Inc. (Software)	109	9,711
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	66	4,741
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	153	1,123
James River Group Holdings, Ltd. (Insurance)	66	3,157
Jeld-Wen Holding, Inc.* (Building Products)	175	3,834
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	44	873
John B. Sanfilippo & Son, Inc. (Food Products)	22	1,912
John Bean Technologies Corp. (Machinery)	66	7,831
K12, Inc.* (Diversified Consumer Services)	87	2,597
Kadant, Inc. (Machinery)	22	2,056
Kaiser Aluminum Corp. (Metals & Mining)	44	4,236
Kaman Corp. - Class A (Trading Companies & Distributors)	66	4,184
KB Home (Household Durables)	197	5,175
KBR, Inc. (Construction & Engineering)	350	9,232
Kearny Financial Corp. (Thrifts & Mortgage Finance)	197	2,630
Kelly Services, Inc. - Class A (Professional Services)	87	2,421
KEMET Corp. (Electronic Equipment, Instruments & Components)	131	2,636
Kennametal, Inc. (Machinery)	197	6,812
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	306	6,585
Kforce, Inc. (Professional Services)	66	2,250
Kimball International, Inc. - Class B (Commercial Services & Supplies)	87	1,509
Kinsale Capital Group, Inc. (Insurance)	44	3,954
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	197	3,134
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	66	1,322
Knoll, Inc. (Commercial Services & Supplies)	109	2,643
Knowles Corp.* (Electronic Equipment, Instruments & Components)	197	4,009
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	109	3,197
Koppers Holdings, Inc.* (Chemicals)	44	1,201
Korn/Ferry International (Professional Services)	131	5,146
Kraton Performance Polymers, Inc.* (Chemicals)	87	2,668
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	219	5,398
Kura Oncology, Inc.* (Biotechnology)	66	1,262
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	262	4,409
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	284	878
Lakeland Bancorp, Inc. (Banks)	109	1,785
Lakeland Financial Corp. (Banks)	66	3,035
Lancaster Colony Corp. (Food Products)	44	6,856
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	87	1,968
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	437	1,451
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	306	5,918

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	241	$3,950
La-Z-Boy, Inc. (Household Durables)	109	3,596
LCI Industries (Auto Components)	66	6,048
LegacyTexas Financial Group, Inc. (Banks)	109	4,659
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	44	1,456
LendingClub Corp.* (Consumer Finance)	161	2,380
Lexington Realty Trust (Equity Real Estate Investment Trusts)	568	5,606
LGI Homes, Inc.* (Household Durables)	44	3,093
LHC Group, Inc.* (Health Care Providers & Services)	66	8,354
Liberty Braves Group* - Class C (Entertainment)	87	2,503
Liberty Latin America, Ltd.* - Class A (Media)	109	1,787
Liberty Latin America, Ltd.* - Class C (Media)	284	4,658
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	109	1,542
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	175	2,021
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	44	4,026
Lindsay Corp. (Machinery)	22	2,007
Lithia Motors, Inc. - Class A (Specialty Retail)	44	5,803
LivaNova PLC* (Health Care Equipment & Supplies)	109	8,398
Live Oak Bancshares, Inc. (Banks)	66	1,285
Livent Corp.* (Chemicals)	350	2,254
LivePerson, Inc.* (Software)	153	5,078
LiveRamp Holdings, Inc.* (IT Services)	175	9,221
Loral Space & Communications, Inc.* (Media)	22	809
Louisiana-Pacific Corp. (Paper & Forest Products)	306	7,999
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	87	4,010
Lumentum Holdings, Inc.* (Communications Equipment)	197	11,155
Luminex Corp. (Life Sciences Tools & Services)	109	2,369
Luxfer Holdings PLC (Machinery)	66	1,308
M.D.C. Holdings, Inc. (Household Durables)	131	4,734
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	109	2,139
M/I Homes, Inc.* (Household Durables)	66	2,334
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	219	5,208
MacroGenics, Inc.* (Biotechnology)	109	1,569
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	22	1,920
Magellan Health, Inc.* (Health Care Providers & Services)	44	3,095
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	241	2,694
Malibu Boats, Inc.* (Leisure Products)	44	1,326
Mallinckrodt PLC* (Pharmaceuticals)	197	1,342
ManTech International Corp. - Class A (IT Services)	66	4,539
Marcus & Millichap, Inc.* (Real Estate Management & Development)	66	2,191
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	109	11,142
Marten Transport, Ltd. (Road & Rail)	87	1,746
Masonite International Corp.* (Building Products)	66	3,518
MasTec, Inc.* (Construction & Engineering)	153	7,852
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	262	4,619
Materion Corp. (Metals & Mining)	44	2,734
Matrix Service Co.* (Energy Equipment & Services)	66	1,212
Matson, Inc. (Marine)	109	4,459
Matthews International Corp. - Class A (Commercial Services & Supplies)	66	2,254
Maxar Technologies, Inc. (Aerospace & Defense)(a)	153	1,126
MAXIMUS, Inc. (IT Services)	153	11,247
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	153	3,363
MBIA, Inc.* (Insurance)	197	1,838
McDermott International, Inc.* (Energy Equipment & Services)	437	2,806
McGrath RentCorp (Commercial Services & Supplies)	66	4,495
Medifast, Inc. (Personal Products)	22	2,456
Medpace Holdings* (Life Sciences Tools & Services)	66	5,198
Mercantile Bank Corp. (Banks)	44	1,478
Mercury Systems, Inc.* (Aerospace & Defense)	131	10,680
Meredith Corp. (Media)	87	4,773
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	109	1,999
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	109	1,303
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	131	5,169
Meritage Homes Corp.* (Household Durables)	87	5,464
Meritor, Inc.* (Machinery)	197	4,872
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	87	2,686
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	87	2,606
MGE Energy, Inc. (Electric Utilities)	87	6,451
MGP Ingredients, Inc. (Beverages)	22	1,100
MicroStrategy, Inc.* - Class A (Software)	22	3,008
Middlesex Water Co. (Water Utilities)	44	2,756
Midland States BanCorp, Inc. (Banks)	44	1,193
Milacron Holdings Corp.* (Machinery)	175	2,947
Minerals Technologies, Inc. (Chemicals)	87	4,633
Mirati Therapeutics, Inc.* (Biotechnology)	66	6,983
Mobile Mini, Inc. (Commercial Services & Supplies)	109	3,702
MobileIron, Inc.* (Software)	241	1,663

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Model N, Inc.* (Software)	87	$1,902
Modine Manufacturing Co.* (Auto Components)	131	1,797
Moelis & Co. (Capital Markets)	109	3,972
Momenta Pharmaceuticals, Inc.* (Biotechnology)	241	2,723
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	22	1,036
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	219	3,020
Monotype Imaging Holdings, Inc. (Software)	109	2,177
Monro Muffler Brake, Inc. (Specialty Retail)	87	7,326
Moog, Inc. - Class A (Aerospace & Defense)	87	7,087
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	44	1,159
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	197	1,499
MRC Global, Inc.* (Trading Companies & Distributors)	197	3,081
MSA Safety, Inc. (Commercial Services & Supplies)	87	9,165
MSG Networks, Inc.* - Class A (Media)	153	2,905
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	44	2,535
Mueller Industries, Inc. (Machinery)	131	3,955
Mueller Water Products, Inc. - Class A (Machinery)	394	4,007
Murphy USA, Inc.* (Specialty Retail)	66	5,832
Myers Industries, Inc. (Containers & Packaging)	87	1,407
Myokardia, Inc.* (Pharmaceuticals)	109	5,932
MYR Group, Inc.* (Construction & Engineering)	44	1,589
Myriad Genetics, Inc.* (Biotechnology)	175	5,100
Nabors Industries, Ltd. (Energy Equipment & Services)	853	2,525
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	66	2,071
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	87	2,859
Natera, Inc.* (Biotechnology)	131	3,613
National Bank Holdings Corp. (Banks)	66	2,394
National Beverage Corp. (Beverages)	22	958
National General Holdings Corp. (Insurance)	175	4,328
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	109	8,652
National Healthcare Corp. (Health Care Providers & Services)	22	1,927
National Presto Industries, Inc. (Aerospace & Defense)	22	2,023
National Research Corp. (Health Care Providers & Services)	22	1,483
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	131	3,968
National Vision Holdings, Inc.* (Specialty Retail)	175	5,528
Natus Medical, Inc.* (Health Care Equipment & Supplies)	87	2,703
Navigant Consulting, Inc. (Professional Services)	87	2,119
Navistar International Corp.* (Machinery)	131	4,092
NBT Bancorp, Inc. (Banks)	109	4,218
Neenah, Inc. (Paper & Forest Products)	44	2,891
Nelnet, Inc. - Class A (Consumer Finance)	44	2,753
Neogen Corp.* (Health Care Equipment & Supplies)	131	9,353
NeoGenomics, Inc.* (Life Sciences Tools & Services)	218	5,313
NETGEAR, Inc.* (Communications Equipment)	66	2,234
NetScout Systems, Inc.* (Communications Equipment)	175	4,557
Nevro Corp.* (Health Care Equipment & Supplies)	66	4,413
New Jersey Resources Corp. (Gas Utilities)	219	10,922
New Media Investment Group, Inc. (Media)	153	1,648
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	197	1,405
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	503	3,073
Newmark Group, Inc. (Real Estate Management & Development)	350	3,451
Newpark Resources, Inc.* (Energy Equipment & Services)	219	1,671
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	44	1,899
NextGen Healthcare, Inc.* (Health Care Technology)	131	2,143
NIC, Inc. (IT Services)	153	2,775
Nicolet Bankshares, Inc.* (Banks)	22	1,446
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	87	1,430
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	153	3,807
Noble Corp. PLC* (Energy Equipment & Services)	612	1,365
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	678	1,098
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	109	1,706
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	109	1,853
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	241	4,133
Northwest Natural Holding Co. (Gas Utilities)	66	4,714
NorthWestern Corp. (Multi-Utilities)	131	9,160
Novagold Resources, Inc.* (Metals & Mining)	568	3,505
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	87	7,316
Novocure, Ltd.* (Health Care Equipment & Supplies)	197	16,395
NOW, Inc.* (Trading Companies & Distributors)	262	3,210
NuVasive, Inc.* (Health Care Equipment & Supplies)	131	8,725
NV5 Global, Inc.* (Construction & Engineering)	22	1,748

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	787	$3,833
Oceaneering International, Inc.* (Energy Equipment & Services)	241	3,723
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	131	3,196
Office Depot, Inc. (Specialty Retail)	1,331	2,715
Office Properties Income Trust (Equity Real Estate Investment Trusts)	109	3,071
OFG Bancorp (Banks)	131	2,965
Oil States International, Inc.* (Energy Equipment & Services)	153	2,283
Old National Bancorp (Banks)	415	7,308
Omeros Corp.* (Pharmaceuticals)(a)	109	1,691
Omnicell, Inc.* (Health Care Technology)	109	8,198
ONE Gas, Inc. (Gas Utilities)	131	11,944
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	44	1,261
OneSpan, Inc.* (Software)	87	1,272
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	109	1,707
OPKO Health, Inc.* (Biotechnology)	831	1,753
Opus Bank (Banks)	44	986
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	153	1,278
ORBCOMM, Inc.* (Diversified Telecommunication Services)	175	1,026
Origin BanCorp, Inc. (Banks)	44	1,532
Orion Engineered Carbons SA (Chemicals)	153	2,980
Oritani Financial Corp. (Thrifts & Mortgage Finance)	87	1,575
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	87	5,702
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	44	2,352
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	44	4,953
Otter Tail Corp. (Electric Utilities)	87	4,644
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	44	3,220
P.H. Glatfelter Co. (Paper & Forest Products)	109	1,779
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	350	1,890
Pacific Premier Bancorp, Inc. (Banks)	153	4,839
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	109	4,783
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	44	1,954
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	87	2,006
Park National Corp. (Banks)	44	4,162
Parsons Corp.* (Aerospace & Defense)	44	1,615
Patrick Industries, Inc.* (Building Products)	66	3,027
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	219	5,022
Patterson Cos., Inc. (Health Care Providers & Services)	197	3,901
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	153	4,396
PdvWireless, Inc.* (Diversified Telecommunication Services)	22	979
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	175	3,686
Peapack Gladstone Financial Corp. (Banks)	44	1,251
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	328	9,181
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	262	5,114
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	175	1,047
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	66	1,585
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	175	3,855
Peoples BanCorp, Inc. (Banks)	44	1,426
People’s Utah BanCorp (Banks)	44	1,333
Perficient, Inc.* (IT Services)	87	2,973
Performance Food Group Co.* (Food & Staples Retailing)	262	11,489
Perspecta, Inc. (IT Services)	350	8,166
Petiq, Inc.* (Health Care Providers & Services)	44	1,507
PGT, Inc.* (Building Products)	131	2,112
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	44	1,370
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	153	1,473
Physicians Realty Trust (Equity Real Estate Investment Trusts)	459	7,899
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	6,368
Piper Jaffray Cos. (Capital Markets)	44	3,401
Pitney Bowes, Inc. (Commercial Services & Supplies)	437	1,770
PJT Partners, Inc. (Capital Markets)	66	2,783
Plantronics, Inc. (Communications Equipment)	87	3,341
Playags, Inc.* (Hotels, Restaurants & Leisure)	66	1,238
Plexus Corp.* (Electronic Equipment, Instruments & Components)	66	3,941
Plug Power, Inc.* (Electrical Equipment)(a)	568	1,255
PNM Resources, Inc. (Electric Utilities)	197	9,785
PolyOne Corp. (Chemicals)	197	6,456
Portland General Electric Co. (Electric Utilities)	219	12,013
Portola Pharmaceuticals, Inc.* (Biotechnology)	153	4,082
Potlatch Corp. (Equity Real Estate Investment Trusts)	153	5,633
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	66	6,011
PQ Group Holdings, Inc.* (Chemicals)	87	1,356
PRA Group, Inc.* (Consumer Finance)	109	3,393
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	109	1,579
Preferred Bank (Banks)	44	2,384

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Presidio, Inc. (IT Services)	109	$1,526
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	131	4,533
PriceSmart, Inc. (Food & Staples Retailing)	66	4,026
Primo Water Corp.* (Beverages)	87	1,285
Primoris Services Corp. (Construction & Engineering)	109	2,285
Principia BioPharma, Inc.* (Biotechnology)	22	817
ProAssurance Corp. (Insurance)	131	5,121
Progenics Pharmaceuticals, Inc.* (Biotechnology)	219	1,178
Progress Software Corp. (Software)	109	4,719
ProPetro Holding Corp.* (Energy Equipment & Services)	197	3,572
PROS Holdings, Inc.* (Software)	88	6,368
Proto Labs, Inc.* (Machinery)	66	6,870
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	153	3,700
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	44	7,700
PTC Therapeutics, Inc.* (Biotechnology)	131	6,310
Q2 Holdings, Inc.* (Software)	87	6,949
QAD, Inc. (Software)	22	949
QCR Holdings, Inc. (Banks)	44	1,683
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	590	2,921
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	131	6,063
Quaker Chemical Corp. (Chemicals)	22	4,123
Qualys, Inc.* (Software)	87	7,531
Quanex Building Products Corp. (Building Products)	87	1,620
Quidel Corp.* (Health Care Equipment & Supplies)	87	5,136
QuinStreet, Inc.* (Interactive Media & Services)	109	1,776
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	197	2,072
R1 RCM, Inc.* (Health Care Providers & Services)	241	3,032
Ra Pharmaceuticals, Inc.* (Biotechnology)	87	2,961
Radian Group, Inc. (Thrifts & Mortgage Finance)	503	11,467
Radius Health, Inc.* (Biotechnology)	109	2,339
RadNet, Inc.* (Health Care Providers & Services)	109	1,606
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	262	3,265
Rapid7, Inc.* (Software)	109	6,611
Raven Industries, Inc. (Industrial Conglomerates)	87	3,153
RBC Bearings, Inc.* (Machinery)	66	10,737
RE/MAX Holdings, Inc. (Real Estate Management & Development)	44	1,280
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	66	1,014
Realogy Holdings Corp. (Real Estate Management & Development)	284	1,480
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	44	3,989
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	22	726
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	175	3,647
Redfin Corp.* (Real Estate Management & Development)	219	3,951
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	241	4,078
Regenxbio, Inc.* (Biotechnology)	88	3,908
Regis Corp.* (Diversified Consumer Services)	66	1,208
Renasant Corp. (Banks)	131	4,702
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	87	1,182
Rent-A-Center, Inc.* (Specialty Retail)	109	2,946
Repligen Corp.* (Biotechnology)	109	10,289
Republic BanCorp, Inc. (Banks)	22	1,051
Resources Connection, Inc. (Professional Services)	66	1,162
Restoration Hardware, Inc.* (Specialty Retail)	44	6,134
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	284	5,152
Retail Value, Inc. (Equity Real Estate Investment Trusts)	44	1,656
Retrophin, Inc.* (Biotechnology)	109	2,157
Revance Therapeutics, Inc.* (Pharmaceuticals)	109	1,371
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	262	10,847
Rexnord Corp.* (Machinery)	262	7,673
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	66	1,271
Rite Aid Corp.* (Food & Staples Retailing)(a)	131	913
RLI Corp. (Insurance)	87	7,841
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	415	7,171
Rocket Pharmaceuticals, Inc.* (Biotechnology)	66	804
Rogers Corp.* (Electronic Equipment, Instruments & Components)	44	6,981
Rosetta Stone, Inc.* (Entertainment)	44	1,010
RPC, Inc. (Energy Equipment & Services)	153	946
RPT Realty (Equity Real Estate Investment Trusts)	197	2,413
Rubius Therapeutics, Inc.* (Biotechnology)	87	1,157
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	66	1,777
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	66	2,486
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	66	1,470
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	109	8,175
S&T Bancorp, Inc. (Banks)	87	3,312
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	437	9,020
Safety Insurance Group, Inc. (Insurance)	44	4,341

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Saia, Inc.* (Road & Rail)	66	$5,036
SailPoint Technologies Holding, Inc.* (Software)	219	4,630
Sally Beauty Holdings, Inc.* (Specialty Retail)	306	4,204
Sanderson Farms, Inc. (Food Products)	44	5,765
Sandy Spring Bancorp, Inc. (Banks)	87	3,170
Sangamo BioSciences, Inc.* (Biotechnology)	284	3,411
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	175	5,556
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	22	1,205
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	66	2,241
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	66	1,758
Scholastic Corp. (Media)	66	2,255
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	66	2,272
Science Applications International Corp. (IT Services)	153	13,061
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	131	2,679
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	110	2,883
Seacoast Banking Corp. of Florida* (Banks)	131	3,542
SEACOR Holdings, Inc.* (Energy Equipment & Services)	44	2,096
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	131	4,005
Select Energy Services, Inc.* (Energy Equipment & Services)	153	1,556
Select Medical Holdings Corp.* (Health Care Providers & Services)	262	4,386
Selective Insurance Group, Inc. (Insurance)	153	11,505
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	197	2,496
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	153	8,089
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	590	4,838
Sensient Technologies Corp. (Chemicals)	109	7,431
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	87	3,634
ServisFirst Bancshares, Inc. (Banks)	109	3,713
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	66	4,928
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	109	4,290
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	197	2,591
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	87	4,411
Shutterstock, Inc. (Internet & Direct Marketing Retail)	44	1,688
Signet Jewelers, Ltd. (Specialty Retail)	131	2,376
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	109	12,230
Simmons First National Corp. - Class A (Banks)	219	5,639
Simply Good Foods Co.* (Food Products)	175	4,765
Simpson Manufacturing Co., Inc. (Building Products)	109	6,732
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	109	8,053
SJW Corp. (Water Utilities)	66	4,283
Skyline Corp.* (Household Durables)	131	3,734
SkyWest, Inc. (Airlines)	131	7,953
Sleep Number Corp.* (Specialty Retail)	65	3,196
SM Energy Co. (Oil, Gas & Consumable Fuels)	284	2,831
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	66	944
Sonic Automotive, Inc. - Class A (Specialty Retail)	66	1,820
Sonos, Inc.* (Household Durables)	175	1,899
Sotheby’s* - Class A (Diversified Consumer Services)	87	5,195
South Jersey Industries, Inc. (Gas Utilities)	219	7,457
South State Corp. (Banks)	87	6,966
Southside Bancshares, Inc. (Banks)	87	3,012
Southwest Gas Corp. (Gas Utilities)	131	11,647
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,334	2,935
SP Plus Corp.* (Commercial Services & Supplies)	66	2,279
Spark Therapeutics, Inc.* (Biotechnology)	87	8,702
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	262	1,986
Spire, Inc. (Gas Utilities)	131	10,796
Spirit Airlines, Inc.* (Airlines)	175	7,425
SPS Commerce, Inc.* (Software)	44	4,921
SPX Corp.* (Machinery)	109	3,804
SPX FLOW, Inc.* (Machinery)	109	4,421
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	590	2,407
STAAR Surgical Co.* (Health Care Equipment & Supplies)	109	3,195
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	306	9,094
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	44	2,101
Standard Motor Products, Inc. (Auto Components)	44	2,024
Standex International Corp. (Machinery)	22	1,548
State Auto Financial Corp. (Insurance)	44	1,522
Steelcase, Inc. - Class A (Commercial Services & Supplies)	219	3,703
Stemline Therapeutics, Inc.* (Biotechnology)	87	1,154
Stepan Co. (Chemicals)	44	4,363
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	219	7,558
Stewart Information Services Corp. (Insurance)	66	2,497
Stifel Financial Corp. (Capital Markets)	175	10,466
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	109	2,843
Stock Yards BanCorp, Inc. (Banks)	44	1,683

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Stoneridge, Inc.* (Auto Components)	66	$2,150
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	131	3,654
Strategic Education, Inc. (Diversified Consumer Services)	44	7,832
Sturm, Ruger & Co., Inc. (Leisure Products)	44	2,486
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	262	2,911
Summit Materials, Inc.* - Class A (Construction Materials)	284	5,237
SunCoke Energy, Inc.* (Metals & Mining)	219	1,662
SunPower Corp.* (Semiconductors & Semiconductor Equipment)(a)	153	1,789
Sunrun, Inc.* (Electrical Equipment)	263	5,010
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	568	7,503
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	131	4,371
SurModics, Inc.* (Health Care Equipment & Supplies)	22	917
SVMK, Inc.* (Software)	197	3,343
Sykes Enterprises, Inc.* (IT Services)	88	2,490
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	87	2,800
Syneos Health, Inc.* (Life Sciences Tools & Services)	153	7,816
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	44	2,652
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	44	2,541
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	44	906
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	131	8,309
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	219	3,478
Taylor Morrison Home Corp.* - Class A (Household Durables)	262	5,900
Team, Inc.* (Commercial Services & Supplies)	66	1,093
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	87	8,817
TechTarget, Inc.* (Media)	66	1,519
TEGNA, Inc. (Media)	525	7,976
Teladoc, Inc.* (Health Care Technology)	175	11,941
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	241	1,487
Tenable Holdings, Inc.* (Software)	87	2,180
Tenet Healthcare Corp.* (Health Care Providers & Services)	262	6,175
Tennant Co. (Machinery)	44	3,349
Tenneco, Inc. (Auto Components)	131	1,184
Terex Corp. (Machinery)	153	4,659
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	175	2,697
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	153	7,476
Tetra Tech, Inc. (Commercial Services & Supplies)	131	10,375
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	175	9,665
TG Therapeutics, Inc.* (Biotechnology)	197	1,476
The Andersons, Inc. (Food & Staples Retailing)	87	2,336
The Bancorp, Inc.* (Banks)	131	1,268
The Boston Beer Co., Inc.* - Class A (Beverages)	22	8,630
The Brink’s Co. (Commercial Services & Supplies)	131	11,811
The Buckle, Inc. (Specialty Retail)(a)	66	1,343
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	109	4,696
The Children’s Place, Inc. (Specialty Retail)	44	4,297
The E.W. Scripps Co. - Class A (Media)	131	2,008
The Ensign Group, Inc. (Health Care Providers & Services)	131	7,894
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	284	5,058
The Greenbrier Cos., Inc. (Machinery)	87	2,515
The Manitowoc Co., Inc.* (Machinery)	87	1,562
The Marcus Corp. (Entertainment)	66	2,309
The Medicines Co.* (Pharmaceuticals)	175	6,271
The Michaels Cos., Inc.* (Specialty Retail)	219	1,505
The Providence Service Corp.* (Health Care Providers & Services)	22	1,226
The St Joe Co.* (Real Estate Management & Development)	87	1,674
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	481	1,034
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	109	2,273
Thermon Group Holdings, Inc.* (Electrical Equipment)	87	2,205
Third Point Reinsurance, Ltd.* (Insurance)	175	1,764
Tidewater, Inc.* (Energy Equipment & Services)	87	2,000
Tivity Health, Inc.* (Health Care Providers & Services)	109	1,902
TiVo Corp. (Software)	306	2,319
Tompkins Financial Corp. (Banks)	44	3,607
Tootsie Roll Industries, Inc. (Food Products)	44	1,644
TopBuild Corp.* (Household Durables)	87	7,058
TowneBank (Banks)	153	4,305
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	131	2,587
TPI Composites, Inc.* (Electrical Equipment)	66	1,688
Tredegar Corp. (Chemicals)	66	1,100
Trex Co., Inc.* (Building Products)	153	12,509
TRI Pointe Group, Inc.* (Household Durables)	350	4,792
Tricida, Inc.* (Pharmaceuticals)	44	1,389
TriCo Bancshares (Banks)	66	2,492
TriMas Corp.* (Machinery)	109	3,269
TriNet Group, Inc.* (Professional Services)	109	8,016
Trinseo SA (Chemicals)	109	4,230
Triple-S Management Corp.* (Health Care Providers & Services)	46	1,109
Tristate Capital Holdings, Inc.* (Banks)	66	1,386
Triton International, Ltd. (Trading Companies & Distributors)	131	4,333

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Triumph BanCorp, Inc.* (Banks)	66	$2,060
Triumph Group, Inc. (Aerospace & Defense)	131	3,174
Tronox Holdings PLC - Class A (Chemicals)	241	2,665
TrueBlue, Inc.* (Professional Services)	87	1,720
TrueCar, Inc.* (Interactive Media & Services)	262	1,331
Trupanion, Inc.* (Insurance)(a)	66	2,123
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	241	1,952
Trustmark Corp. (Banks)	153	5,438
TTEC Holdings, Inc. (IT Services)	44	2,064
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	241	2,521
Tucows, Inc.* (IT Services)	22	1,076
Tupperware Brands Corp. (Household Durables)	109	1,669
Tutor Perini Corp.* (Construction & Engineering)	87	1,136
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	44	1,161
Twist Bioscience Corp.* (Biotechnology)	44	1,484
U.S. Concrete, Inc.* (Construction Materials)	44	2,072
U.S. Ecology, Inc. (Commercial Services & Supplies)	44	2,800
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	22	2,840
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	175	2,426
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	87	1,269
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	131	7,894
UMB Financial Corp. (Banks)	109	7,440
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	87	1,144
UniFirst Corp. (Commercial Services & Supplies)	44	8,662
Unisys Corp.* (IT Services)	131	1,623
Unit Corp.* (Energy Equipment & Services)	131	852
United Bankshares, Inc. (Banks)	241	9,059
United Community Banks, Inc. (Banks)	197	5,654
United Community Financial Corp. (Thrifts & Mortgage Finance)	109	1,110
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	131	1,879
United Fire Group, Inc. (Insurance)	44	2,300
United Natural Foods, Inc.* (Food & Staples Retailing)	131	1,292
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	459	3,865
Unitil Corp. (Multi-Utilities)	44	2,577
Universal Corp. (Tobacco)	66	3,927
Universal Electronics, Inc.* (Household Durables)	44	1,884
Universal Forest Products, Inc. (Building Products)	153	6,186
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	22	2,028
Universal Insurance Holdings, Inc. (Insurance)	66	1,637
Univest Corp. of Pennsylvania (Banks)	66	1,812
Upland Software, Inc.* (Software)	66	2,903
Upwork, Inc.* (Professional Services)	131	2,154
Urban Edge Properties (Equity Real Estate Investment Trusts)	284	4,751
Urogen Pharma, Ltd.* (Biotechnology)	44	1,500
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	66	1,425
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	153	1,007
USANA Health Sciences, Inc.* (Personal Products)	44	2,994
Valley National Bancorp (Banks)	787	8,783
Vanda Pharmaceuticals, Inc.* (Biotechnology)	131	1,631
Varex Imaging Corp.* (Health Care Equipment & Supplies)	87	2,766
Varonis Systems, Inc.* (Software)	66	4,746
Vector Group, Ltd. (Tobacco)	262	3,026
Vectrus, Inc.* (Aerospace & Defense)	22	890
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	109	1,298
Veracyte, Inc.* (Biotechnology)	109	3,092
Vericel Corp.* (Biotechnology)	109	2,084
Verint Systems, Inc.* (Software)	153	8,854
Veritex Holdings, Inc. (Banks)	131	3,352
Verra Mobility Corp.* - Class C (IT Services)	241	3,338
Verso Corp.* - Class A (Paper & Forest Products)	87	1,408
Viad Corp. (Commercial Services & Supplies)	44	3,042
Viavi Solutions, Inc.* (Communications Equipment)	568	8,333
Vicor Corp.* (Electrical Equipment)	44	1,301
ViewRay, Inc.* (Health Care Equipment & Supplies)	175	1,568
Viking Therapeutics, Inc.* (Biotechnology)	153	1,177
Virtus Investment Partners, Inc. (Capital Markets)	22	2,358
Virtusa Corp.* (IT Services)	66	2,949
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	328	5,576
Vista Outdoor, Inc.* (Leisure Products)	131	943
Visteon Corp.* (Auto Components)	66	4,348
Vocera Communications, Inc.* (Health Care Technology)	66	1,694
Vonage Holdings Corp.* (Diversified Telecommunication Services)	547	6,783
Voyager Therapeutics, Inc.* (Biotechnology)	66	1,453
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	241	1,082
Wabash National Corp. (Machinery)	131	2,074
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	175	3,063
WageWorks, Inc.* (Professional Services)	87	4,452
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	66	3,850
Warrior Met Coal, Inc. (Metals & Mining)	131	3,241

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	197	$7,206
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	459	1,666
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	197	5,309
Washington Trust BanCorp, Inc. (Banks)	44	2,210
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	66	1,115
Watford Holdings, Ltd.* (Insurance)	44	834
Watts Water Technologies, Inc. - Class A (Machinery)	66	6,127
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	66	1,413
WD-40 Co. (Household Products)	44	7,989
Weight Watchers International, Inc.* (Diversified Consumer Services)	109	2,360
Welbilt, Inc.* (Machinery)	328	5,386
Werner Enterprises, Inc. (Road & Rail)	109	3,613
WesBanco, Inc. (Banks)	131	4,792
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	131	1,379
Westamerica Bancorp (Banks)	66	4,231
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	109	1,107
Whitestone REIT (Equity Real Estate Investment Trusts)	87	1,109
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	219	3,872
William Lyon Homes* - Class A (Household Durables)	87	1,709
Willscot Corp.* (Construction & Engineering)	131	2,086
Wingstop, Inc. (Hotels, Restaurants & Leisure)	66	6,309
Winnebago Industries, Inc. (Automobiles)	66	2,660
WisdomTree Investments, Inc. (Capital Markets)	328	2,034
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	219	5,946
Workiva, Inc.* (Software)	87	5,002
World Acceptance Corp.* (Consumer Finance)	22	2,788
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	153	5,972
Worthington Industries, Inc. (Metals & Mining)	87	3,499
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	306	8,831
WSFS Financial Corp. (Thrifts & Mortgage Finance)	131	5,550
Xencor, Inc.* (Biotechnology)	109	4,798
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	284	6,086
Xperi Corp. (Semiconductors & Semiconductor Equipment)	131	2,797
Yelp, Inc.* (Interactive Media & Services)	175	6,134
Yeti Holdings, Inc.* (Leisure Products)	66	2,294
Yext, Inc.* (Software)	219	4,557
Y-mAbs Therapeutics, Inc.* (Biotechnology)	44	984
York Water Co. (Water Utilities)	22	791
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	394	2,734
ZixCorp.* (Software)	131	1,193
Zogenix, Inc.* (Pharmaceuticals)	109	5,250
Zumiez, Inc.* (Specialty Retail)	44	1,090
Zuora, Inc.* - Class A (Software)	219	3,287
TOTAL COMMON STOCKS (Cost $3,456,817)		4,471,250

Contingent Right (NM)

A. Schulman, Inc.*+(b) (Chemicals)	204	107
TOTAL CONTINGENT RIGHT (Cost $408)		107

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (45.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 7/31/19, due 8/1/19, total to be received $3,918,258	$3,918,000	$3,918,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,918,000)		3,918,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.35%(e)	45,229	$45,229
Invesco Government & Agency Portfolio - Institutional Shares, 2.35%(e)	8,516	8,516
TOTAL COLLATERAL FOR SECURITIES LOANED(Cost $53,745)		53,745
TOTAL INVESTMENT SECURITIES (Cost $7,428,970) - 97.4%		8,443,102
Net other assets (liabilities) - 2.6%		225,149

NET ASSETS - 100.0%		$8,668,251

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $51,877.
(b)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $182,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	31	9/23/19	$2,442,800	$78,681

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/19	2.43%	$1,065,034	$2,854
Russell 2000 Index	UBS AG	8/27/19	2.18%	733,113	679
				$1,798,147	$3,533

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2019

Small-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$66,765	0.8%
Air Freight & Logistics	16,073	0.2%
Airlines	21,508	0.2%
Auto Components	53,003	0.6%
Automobiles	2,660	NM
Banks	426,108	4.8%
Beverages	18,431	0.2%
Biotechnology	294,095	3.4%
Building Products	69,501	0.8%
Capital Markets	65,652	0.8%
Chemicals	90,521	1.0%
Commercial Services & Supplies	127,817	1.5%
Communications Equipment	56,562	0.7%
Construction & Engineering	56,932	0.7%
Construction Materials	7,309	0.1%
Consumer Finance	34,933	0.4%
Containers & Packaging	3,714	NM
Distributors	5,180	0.1%
Diversified Consumer Services	50,114	0.6%
Diversified Financial Services	9,306	0.1%
Diversified Telecommunication Services	30,264	0.3%
Electric Utilities	51,505	0.6%
Electrical Equipment	45,943	0.5%
Electronic Equipment, Instruments & Components	106,848	1.2%
Energy Equipment & Services	51,461	0.6%
Entertainment	12,366	0.1%
Equity Real Estate Investment Trusts	324,677	3.7%
Food & Staples Retailing	30,539	0.4%
Food Products	55,662	0.6%
Gas Utilities	61,592	0.7%
Health Care Equipment & Supplies	177,848	2.1%
Health Care Providers & Services	93,603	1.1%
Health Care Technology	45,717	0.5%
Hotels, Restaurants & Leisure	117,210	1.4%
Household Durables	79,867	0.9%
Household Products	10,992	0.1%
Independent Power and Renewable Electricity Producers	18,069	0.2%
Industrial Conglomerates	3,153	NM
Insurance	104,517	1.2%
Interactive Media & Services	22,648	0.3%
Internet & Direct Marketing Retail	17,919	0.2%
IT Services	98,307	1.1%
Leisure Products	14,552	0.2%
Life Sciences Tools & Services	34,951	0.4%
Machinery	179,429	2.1%
Marine	4,459	0.1%
Media	38,648	0.4%
Metals & Mining	56,149	0.6%
Mortgage Real Estate Investment Trusts	61,225	0.7%
Multiline Retail	3,828	NM
Multi-Utilities	30,889	0.4%
Oil, Gas & Consumable Fuels	101,020	1.2%
Paper & Forest Products	18,698	0.2%
Personal Products	12,485	0.1%
Pharmaceuticals	68,939	0.8%
Professional Services	80,158	0.9%
Real Estate Management & Development	29,110	0.3%
Road & Rail	23,841	0.3%
Semiconductors & Semiconductor Equipment	111,379	1.3%
Software	221,556	2.6%
Specialty Retail	102,661	1.2%
Technology Hardware, Storage & Peripherals	13,738	0.2%
Textiles, Apparel & Luxury Goods	39,217	0.5%
Thrifts & Mortgage Finance	93,004	1.1%
Tobacco	6,953	0.1%
Trading Companies & Distributors	59,723	0.7%
Water Utilities	21,927	0.3%
Wireless Telecommunication Services	5,927	0.1%
Other **	4,196,894	48.4%
Total	$8,668,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (66.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,710	$473,491
A.O. Smith Corp. (Building Products)	663	30,133
Abbott Laboratories (Health Care Equipment & Supplies)	8,295	722,494
AbbVie, Inc. (Biotechnology)	6,952	463,142
ABIOMED, Inc.* (Health Care Equipment & Supplies)	212	59,055
Accenture PLC - Class A (IT Services)	2,998	577,355
Activision Blizzard, Inc. (Entertainment)	3,601	175,513
Adobe Systems, Inc.* (Software)	2,293	685,286
Advance Auto Parts, Inc. (Specialty Retail)	337	50,766
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,171	127,007
Affiliated Managers Group, Inc. (Capital Markets)	241	20,675
Aflac, Inc. (Insurance)	3,505	184,503
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,486	103,143
Air Products & Chemicals, Inc. (Chemicals)	1,035	236,259
Akamai Technologies, Inc.* (IT Services)	771	67,948
Alaska Air Group, Inc. (Airlines)	581	36,812
Albemarle Corp. (Chemicals)	498	36,334
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	531	77,717
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,054	119,408
Align Technology, Inc.* (Health Care Equipment & Supplies)	343	71,714
Allegion PLC (Building Products)	442	45,765
Allergan PLC (Pharmaceuticals)	1,449	232,565
Alliance Data Systems Corp. (IT Services)	212	33,267
Alliant Energy Corp. (Electric Utilities)	1,112	55,088
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,408	1,715,226
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,441	1,753,236
Altria Group, Inc. (Tobacco)	8,798	414,122
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,945	3,630,887
Amcor PLC* (Containers & Packaging)	7,633	80,910
Ameren Corp. (Multi-Utilities)	1,154	87,346
American Airlines Group, Inc. (Airlines)	1,862	56,810
American Electric Power Co., Inc. (Electric Utilities)	2,320	203,719
American Express Co. (Consumer Finance)	3,220	400,472
American International Group, Inc. (Insurance)	4,089	228,943
American Tower Corp. (Equity Real Estate Investment Trusts)	2,078	439,745
American Water Works Co., Inc. (Water Utilities)	848	97,333
Ameriprise Financial, Inc. (Capital Markets)	630	91,671
AmerisourceBergen Corp. (Health Care Providers & Services)	731	63,707
AMETEK, Inc. (Electrical Equipment)	1,072	96,062
Amgen, Inc. (Biotechnology)	2,869	535,298
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,404	131,021
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,361	173,911
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,738	204,145
ANSYS, Inc.* (Software)	395	80,232
Anthem, Inc. (Health Care Providers & Services)	1,210	356,478
Aon PLC (Insurance)	1,130	213,853
Apache Corp. (Oil, Gas & Consumable Fuels)	1,768	43,175
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	700	34,678
Apple, Inc. (Technology Hardware, Storage & Peripherals)	20,553	4,378,611
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,401	217,277
Aptiv PLC (Auto Components)	1,213	106,319
Archer-Daniels-Midland Co. (Food Products)	2,635	108,246
Arconic, Inc. (Aerospace & Defense)	1,878	47,025
Arista Networks, Inc.* (Communications Equipment)	249	68,089
Arthur J. Gallagher & Co. (Insurance)	871	78,765
Assurant, Inc. (Insurance)	289	32,761
AT&T, Inc. (Diversified Telecommunication Services)	34,315	1,168,426
Atmos Energy Corp. (Gas Utilities)	551	60,081
Autodesk, Inc.* (Software)	1,032	161,167
Automatic Data Processing, Inc. (IT Services)	2,047	340,866
AutoZone, Inc.* (Specialty Retail)	116	130,273
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	655	136,757
Avery Dennison Corp. (Containers & Packaging)	397	45,603
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	2,421	61,469
Ball Corp. (Containers & Packaging)	1,573	112,438
Bank of America Corp. (Banks)	41,577	1,275,581
Baxter International, Inc. (Health Care Equipment & Supplies)	2,232	187,421
BB&T Corp. (Banks)	3,601	185,560
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,268	320,550
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,111	1,871,673
Best Buy Co., Inc. (Specialty Retail)	1,092	83,571
Biogen, Inc.* (Biotechnology)	912	216,892
BlackRock, Inc. - Class A (Capital Markets)	560	261,901
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	204	384,868
BorgWarner, Inc. (Auto Components)	975	36,855
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	726	96,522
Boston Scientific Corp.* (Health Care Equipment & Supplies)	6,539	277,646
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,690	341,513

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,862	$539,961
Broadridge Financial Solutions, Inc. (IT Services)	546	69,408
Brown-Forman Corp. - Class B (Beverages)	781	42,807
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	641	53,671
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,989	38,109
Cadence Design Systems, Inc.* (Software)	1,322	97,709
Campbell Soup Co. (Food Products)	907	37,495
Capital One Financial Corp. (Consumer Finance)	2,209	204,156
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	709	25,233
Cardinal Health, Inc. (Health Care Providers & Services)	1,401	64,068
CarMax, Inc.* (Specialty Retail)	781	68,541
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,883	88,934
Caterpillar, Inc. (Machinery)	2,688	353,930
CBOE Holdings, Inc. (Capital Markets)	524	57,278
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,471	77,978
CBS Corp. - Class B (Media)	1,655	85,249
Celanese Corp. (Chemicals)	594	66,629
Celgene Corp.* (Biotechnology)	3,316	304,608
Centene Corp.* (Health Care Providers & Services)	1,943	101,211
CenterPoint Energy, Inc. (Multi-Utilities)	2,361	68,493
CenturyLink, Inc. (Diversified Telecommunication Services)	4,512	54,550
Cerner Corp. (Health Care Technology)	1,529	109,553
CF Industries Holdings, Inc. (Chemicals)	1,038	51,443
Charter Communications, Inc.* - Class A (Media)	809	311,772
Chevron Corp. (Oil, Gas & Consumable Fuels)	8,956	1,102,573
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	115	91,486
Chubb, Ltd. (Insurance)	2,152	328,911
Church & Dwight Co., Inc. (Household Products)	1,158	87,360
Cigna Corp. (Health Care Providers & Services)	1,784	303,137
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	476	24,119
Cincinnati Financial Corp. (Insurance)	714	76,634
Cintas Corp. (Commercial Services & Supplies)	398	103,655
Cisco Systems, Inc. (Communications Equipment)	20,128	1,115,092
Citigroup, Inc. (Banks)	10,872	773,652
Citizens Financial Group, Inc. (Banks)	2,154	80,258
Citrix Systems, Inc. (Software)	587	55,319
CME Group, Inc. (Capital Markets)	1,683	327,209
CMS Energy Corp. (Multi-Utilities)	1,334	77,665
Cognizant Technology Solutions Corp. (IT Services)	2,677	174,380
Colgate-Palmolive Co. (Household Products)	4,037	289,614
Comcast Corp. - Class A (Media)	21,297	919,392
Comerica, Inc. (Banks)	725	53,070
ConAgra Foods, Inc. (Food Products)	2,286	65,997
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	943	92,112
ConocoPhillips (Oil, Gas & Consumable Fuels)	5,313	313,892
Consolidated Edison, Inc. (Multi-Utilities)	1,539	130,753
Constellation Brands, Inc. - Class A (Beverages)	787	154,897
Copart, Inc.* (Commercial Services & Supplies)	949	73,576
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,690	113,468
Corteva, Inc. (Chemicals)	3,521	103,870
Costco Wholesale Corp. (Food & Staples Retailing)	2,069	570,278
Coty, Inc. (Personal Products)	1,412	15,405
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,955	260,522
CSX Corp. (Road & Rail)	3,614	254,426
Cummins, Inc. (Machinery)	681	111,684
CVS Health Corp. (Health Care Providers & Services)	6,107	341,198
D.R. Horton, Inc. (Household Durables)	1,596	73,305
Danaher Corp. (Health Care Equipment & Supplies)	2,963	416,302
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	578	70,262
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	594	35,551
Deere & Co. (Machinery)	1,491	246,985
Delta Air Lines, Inc. (Airlines)	2,801	170,972
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,100	59,895
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,953	52,731
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	727	75,194
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	980	112,073
Discover Financial Services (Consumer Finance)	1,522	136,584
Discovery Communications, Inc.* - Class A (Media)	743	22,520
Discovery Communications, Inc.* - Class C (Media)	1,696	47,895
Dish Network Corp.* - Class A (Media)	1,084	36,704
Dollar General Corp. (Multiline Retail)	1,215	162,834
Dollar Tree, Inc.* (Multiline Retail)	1,118	113,757
Dominion Resources, Inc. (Multi-Utilities)	3,774	280,371
Dover Corp. (Machinery)	682	66,052
Dow, Inc. (Chemicals)	3,521	170,557
DTE Energy Co. (Multi-Utilities)	862	109,569
Duke Energy Corp. (Electric Utilities)	3,424	296,929

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares		Value
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,690		$56,328
DuPont de Nemours, Inc. (Chemicals)	3,521		254,075
DXC Technology Co. (IT Services)	1,261		70,326
E*TRADE Financial Corp. (Capital Markets)	1,149		56,060
Eastman Chemical Co. (Chemicals)	652		49,128
Eaton Corp. PLC (Electrical Equipment)	1,989		163,476
eBay, Inc. (Internet & Direct Marketing Retail)	3,852		158,664
Ecolab, Inc. (Chemicals)	1,192		240,462
Edison International (Electric Utilities)	1,659		123,662
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	980		208,593
Electronic Arts, Inc.* (Entertainment)	1,395		129,038
Eli Lilly & Co. (Pharmaceuticals)	4,063		442,664
Emerson Electric Co. (Electrical Equipment)	2,890		187,503
Entergy Corp. (Electric Utilities)(a)	892		94,213
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,729		234,285
Equifax, Inc. (Professional Services)	568		79,003
Equinix, Inc. (Equity Real Estate Investment Trusts)	396		198,832
Equity Residential (Equity Real Estate Investment Trusts)	1,743		137,505
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	308		93,084
Everest Re Group, Ltd. (Insurance)	191		47,108
Evergy, Inc. (Electric Utilities)	1,147		69,382
Eversource Energy (Electric Utilities)	1,510		114,549
Exelon Corp. (Electric Utilities)	4,565		205,699
Expedia, Inc. (Internet & Direct Marketing Retail)	557		73,936
Expeditors International of Washington, Inc. (Air Freight & Logistics)	809		61,767
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	600		67,434
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	19,895		1,479,391
F5 Networks, Inc.* (Communications Equipment)	281		41,228
Facebook, Inc.* - Class A (Interactive Media & Services)	11,297		2,194,217
Fastenal Co. (Trading Companies & Distributors)	2,690		82,852
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	352		46,468
FedEx Corp. (Air Freight & Logistics)	1,126		192,017
Fidelity National Information Services, Inc. (IT Services)	2,873		382,827
Fifth Third Bancorp (Banks)	3,419		101,510
First Horizon National Corp. (Banks)	—	†	5
First Republic Bank (Banks)	774		76,905
FirstEnergy Corp. (Electric Utilities)	2,374		104,385
Fiserv, Inc.* (IT Services)	2,698		284,450
FleetCor Technologies, Inc.* (IT Services)	405		115,089
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	637		31,633
Flowserve Corp. (Machinery)	616		30,818
FMC Corp. (Chemicals)	618		53,408
Foot Locker, Inc. (Specialty Retail)	529		21,721
Ford Motor Co. (Automobiles)	18,424		175,581
Fortinet, Inc.* (Software)	682		54,771
Fortive Corp. (Machinery)	1,386		105,405
Fortune Brands Home & Security, Inc. (Building Products)	657		36,096
Fox Corp. - Class A (Media)	1,666		62,175
Fox Corp. - Class B (Media)	764		28,421
Franklin Resources, Inc. (Capital Markets)	1,383		45,127
Freeport-McMoRan, Inc. (Metals & Mining)	6,821		75,440
Garmin, Ltd. (Household Durables)	570		44,796
Gartner, Inc.* (IT Services)	423		58,937
General Dynamics Corp. (Aerospace & Defense)	1,277		237,445
General Electric Co. (Industrial Conglomerates)	41,003		428,481
General Mills, Inc. (Food Products)	2,816		149,558
General Motors Co. (Automobiles)	6,201		250,149
Genuine Parts Co. (Distributors)	686		66,624
Gilead Sciences, Inc. (Biotechnology)	5,979		391,744
Global Payments, Inc. (IT Services)	738		123,925
H & R Block, Inc. (Diversified Consumer Services)	956		26,472
Halliburton Co. (Energy Equipment & Services)	4,110		94,530
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,700		27,353
Harley-Davidson, Inc. (Automobiles)	748		26,763
Hartford Financial Services Group, Inc. (Insurance)	1,701		98,029
Hasbro, Inc. (Leisure Products)	544		65,911
HCA Holdings, Inc. (Health Care Providers & Services)	1,255		167,555
HCP, Inc. (Equity Real Estate Investment Trusts)	2,247		71,747
Helmerich & Payne, Inc. (Energy Equipment & Services)	520		25,834
Henry Schein, Inc.* (Health Care Providers & Services)	701		46,645
Hess Corp. (Oil, Gas & Consumable Fuels)	1,198		77,678
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,296		90,474
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,369		132,177
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	739		36,780
Hologic, Inc.* (Health Care Equipment & Supplies)	1,261		64,626
Honeywell International, Inc. (Industrial Conglomerates)	3,421		589,986
Hormel Foods Corp. (Food Products)	1,281		52,508
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,483		60,569
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,082		149,005

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Humana, Inc. (Health Care Providers & Services)	634	$188,140
Huntington Bancshares, Inc. (Banks)	4,921	70,124
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	195	44,519
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	404	113,948
IHS Markit, Ltd.* (Professional Services)	1,710	110,158
Illinois Tool Works, Inc. (Machinery)	1,409	217,310
Illumina, Inc.* (Life Sciences Tools & Services)	692	207,171
Incyte Corp.* (Biotechnology)	838	71,163
Ingersoll-Rand PLC (Machinery)	1,135	140,354
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,050	1,064,078
Intercontinental Exchange, Inc. (Capital Markets)	2,650	232,829
International Business Machines Corp. (IT Services)	4,168	617,864
International Flavors & Fragrances, Inc. (Chemicals)	476	68,539
International Paper Co. (Containers & Packaging)	1,868	82,024
Intuit, Inc. (Software)	1,218	337,764
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	542	281,574
Invesco, Ltd. (Capital Markets)	1,884	36,154
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	167	21,879
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	743	118,263
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,349	39,674
J.B. Hunt Transport Services, Inc. (Road & Rail)	410	41,972
Jack Henry & Associates, Inc. (IT Services)	364	50,851
Jacobs Engineering Group, Inc. (Construction & Engineering)	539	44,473
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,191	25,404
Johnson & Johnson (Pharmaceuticals)	12,483	1,625,535
Johnson Controls International PLC (Building Products)	3,741	158,767
JPMorgan Chase & Co. (Banks)	15,253	1,769,347
Juniper Networks, Inc. (Communications Equipment)	1,619	43,745
Kansas City Southern Industries, Inc. (Road & Rail)	472	58,405
Kellogg Co. (Food Products)	1,169	68,059
KeyCorp (Banks)	4,741	87,092
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	885	79,225
Kimberly-Clark Corp. (Household Products)	1,616	219,210
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,985	38,132
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	9,153	188,735
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	761	103,740
Kohl’s Corp. (Multiline Retail)	762	41,041
L Brands, Inc. (Specialty Retail)	1,078	27,974
L3Harris Technologies, Inc. (Aerospace & Defense)	1,042	216,319
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	464	77,729
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	704	146,861
Lamb Weston Holding, Inc. (Food Products)	687	46,111
Leggett & Platt, Inc. (Household Durables)	617	24,661
Lennar Corp. - Class A (Household Durables)	1,341	63,792
Lincoln National Corp. (Insurance)	951	62,138
Linde PLC (Chemicals)	2,551	487,956
LKQ Corp.* (Distributors)	1,476	39,749
Lockheed Martin Corp. (Aerospace & Defense)	1,155	418,306
Loews Corp. (Insurance)	1,262	67,567
Lowe’s Cos., Inc. (Specialty Retail)	3,682	373,355
LyondellBasell Industries N.V. - Class A (Chemicals)	1,427	119,426
M&T Bank Corp. (Banks)	641	105,284
Macy’s, Inc. (Multiline Retail)	1,452	33,004
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	3,846	54,113
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,115	175,655
MarketAxess Holdings, Inc. (Capital Markets)	178	59,993
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,301	180,849
Marsh & McLennan Cos., Inc. (Insurance)(a)	2,405	237,614
Martin Marietta Materials, Inc. (Construction Materials)	294	72,839
Masco Corp. (Building Products)	1,380	56,263
MasterCard, Inc. - Class A (IT Services)	4,226	1,150,613
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,282	75,882
McCormick & Co., Inc. (Food Products)	576	91,319
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,590	756,485
McKesson Corp. (Health Care Providers & Services)	892	123,943
Medtronic PLC (Health Care Equipment & Supplies)	6,304	642,630
Merck & Co., Inc. (Pharmaceuticals)	12,105	1,004,593
MetLife, Inc. (Insurance)	4,468	220,809
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	117	88,540
MGM Resorts International (Hotels, Restaurants & Leisure)	2,400	72,048
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,119	105,656
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,205	233,652

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Microsoft Corp. (Software)	36,029	$4,909,673
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	536	63,162
Mohawk Industries, Inc.* (Household Durables)	289	36,035
Molson Coors Brewing Co. - Class B (Beverages)	884	47,727
Mondelez International, Inc. - Class A (Food Products)	6,773	362,288
Monster Beverage Corp.* (Beverages)	1,841	118,689
Moody’s Corp. (Capital Markets)	775	166,114
Morgan Stanley (Capital Markets)	6,011	267,850
Motorola Solutions, Inc. (Communications Equipment)	774	128,453
MSCI, Inc. - Class A (Capital Markets)	398	90,442
Mylan N.V.* (Pharmaceuticals)	2,424	50,662
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,815	43,233
Nektar Therapeutics* (Pharmaceuticals)	819	23,309
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,161	67,907
Netflix, Inc.* (Entertainment)	2,056	664,067
Newell Rubbermaid, Inc. (Household Durables)	1,830	25,968
Newmont Mining Corp. (Metals & Mining)	3,854	140,748
News Corp. - Class A (Media)	1,812	23,846
News Corp. - Class B (Media)	582	7,834
NextEra Energy, Inc. (Electric Utilities)	2,251	466,340
Nielsen Holdings PLC (Professional Services)	1,672	38,724
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,909	508,352
NiSource, Inc. (Multi-Utilities)	1,754	52,076
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,248	49,636
Nordstrom, Inc. (Multiline Retail)	494	16,356
Norfolk Southern Corp. (Road & Rail)	1,251	239,091
Northern Trust Corp. (Capital Markets)	1,024	100,352
Northrop Grumman Corp. (Aerospace & Defense)	798	275,765
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,012	50,033
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,257	42,914
Nucor Corp. (Metals & Mining)	1,433	77,927
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,864	483,214
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,518	180,684
Omnicom Group, Inc. (Media)	1,035	83,028
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,940	135,955
Oracle Corp. (Software)	11,409	642,327
O’Reilly Automotive, Inc.* (Specialty Retail)	369	140,500
PACCAR, Inc. (Machinery)	1,629	114,258
Packaging Corp. of America (Containers & Packaging)	444	44,831
Parker-Hannifin Corp. (Machinery)	604	105,748
Paychex, Inc. (IT Services)	1,503	124,824
PayPal Holdings, Inc.* (IT Services)	5,523	609,739
Pentair PLC (Machinery)	744	28,875
People’s United Financial, Inc. (Banks)	1,854	30,443
PepsiCo, Inc. (Beverages)	6,591	842,396
PerkinElmer, Inc. (Life Sciences Tools & Services)	521	44,869
Perrigo Co. PLC (Pharmaceuticals)	588	31,758
Pfizer, Inc. (Pharmaceuticals)	26,103	1,013,840
Philip Morris International, Inc. (Tobacco)	7,315	611,607
Phillips 66 (Oil, Gas & Consumable Fuels)	1,964	201,428
Pinnacle West Capital Corp. (Electric Utilities)	529	48,255
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	792	109,328
PNC Financial Services Group, Inc. (Banks)	2,123	303,377
PPG Industries, Inc. (Chemicals)	1,111	130,420
PPL Corp. (Electric Utilities)	3,392	100,505
Principal Financial Group, Inc. (Insurance)	1,217	70,635
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,966	239,089
Prudential Financial, Inc. (Insurance)	1,909	193,401
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,378	135,903
Public Storage (Equity Real Estate Investment Trusts)	705	171,146
PulteGroup, Inc. (Household Durables)	1,199	37,780
PVH Corp. (Textiles, Apparel & Luxury Goods)	352	31,300
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	560	41,042
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,716	418,183
Quanta Services, Inc. (Construction & Engineering)	669	25,034
Quest Diagnostics, Inc. (Health Care Providers & Services)	632	64,515
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	244	25,432
Raymond James Financial, Inc. (Capital Markets)	593	47,837
Raytheon Co. (Aerospace & Defense)	1,309	238,618
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,480	102,431
Regency Centers Corp. (Equity Real Estate Investment Trusts)	786	52,426
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	370	112,761
Regions Financial Corp. (Banks)	4,763	75,875
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,013	89,802
ResMed, Inc. (Health Care Equipment & Supplies)	675	86,873
Robert Half International, Inc. (Professional Services)	558	33,709
Rockwell Automation, Inc. (Electrical Equipment)	557	89,554
Rollins, Inc. (Commercial Services & Supplies)	693	23,236

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Roper Technologies, Inc. (Industrial Conglomerates)	489	$177,825
Ross Stores, Inc. (Specialty Retail)	1,728	183,220
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	809	94,119
S&P Global, Inc. (Capital Markets)	1,158	283,652
Salesforce.com, Inc.* (Software)	3,651	564,080
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	533	130,804
Schlumberger, Ltd. (Energy Equipment & Services)	6,514	260,365
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,185	54,877
Sealed Air Corp. (Containers & Packaging)	732	30,590
Sempra Energy (Multi-Utilities)	1,289	174,569
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,452	235,514
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	813	69,333
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	397	32,189
Snap-on, Inc. (Machinery)	260	39,679
Southwest Airlines Co. (Airlines)	2,298	118,416
Stanley Black & Decker, Inc. (Machinery)	711	104,936
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,696	539,354
State Street Corp. (Capital Markets)	1,754	101,890
Stryker Corp. (Health Care Equipment & Supplies)	1,456	305,440
SunTrust Banks, Inc. (Banks)	2,086	138,928
SVB Financial Group* (Banks)	247	57,297
Symantec Corp. (Software)	2,907	62,675
Synchrony Financial (Consumer Finance)	2,982	106,994
Synopsys, Inc.* (Software)	704	93,463
Sysco Corp. (Food & Staples Retailing)	2,223	152,431
T. Rowe Price Group, Inc. (Capital Markets)	1,112	126,090
Take-Two Interactive Software, Inc.* (Entertainment)	530	64,936
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,364	42,189
Target Corp. (Multiline Retail)	2,408	208,052
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,585	146,454
TechnipFMC PLC (Energy Equipment & Services)	1,980	54,529
Teleflex, Inc. (Health Care Equipment & Supplies)	217	73,724
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,412	551,544
Textron, Inc. (Aerospace & Defense)	1,095	53,984
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,121	52,402
The Allstate Corp. (Insurance)	1,566	168,188
The Bank of New York Mellon Corp. (Capital Markets)	4,142	194,343
The Boeing Co. (Aerospace & Defense)	2,460	839,303
The Charles Schwab Corp. (Capital Markets)	5,586	241,427
The Clorox Co. (Household Products)	599	97,397
The Coca-Cola Co. (Beverages)	18,054	950,182
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	233	78,614
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,030	189,716
The Gap, Inc. (Specialty Retail)	996	19,422
The Goldman Sachs Group, Inc. (Capital Markets)	1,599	351,987
The Hershey Co. (Food Products)	655	99,390
The Home Depot, Inc. (Specialty Retail)	5,173	1,105,417
The Interpublic Group of Cos., Inc. (Media)	1,820	41,714
The JM Smucker Co. - Class A (Food Products)	535	59,487
The Kraft Heinz Co. (Food Products)	2,924	93,597
The Kroger Co. (Food & Staples Retailing)	3,792	80,239
The Macerich Co. (Equity Real Estate Investment Trusts)	498	16,459
The Mosaic Co. (Chemicals)	1,669	42,042
The Nasdaq OMX Group, Inc. (Capital Markets)	545	52,522
The Procter & Gamble Co. (Household Products)	11,794	1,392,164
The Progressive Corp. (Insurance)	2,747	222,452
The Sherwin-Williams Co. (Chemicals)	382	195,981
The Southern Co. (Electric Utilities)	4,893	274,987
The TJX Cos., Inc. (Specialty Retail)	5,702	311,101
The Travelers Cos., Inc. (Insurance)	1,232	180,636
The Walt Disney Co. (Entertainment)	8,208	1,173,825
The Western Union Co. (IT Services)	2,025	42,525
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,698	140,399
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,882	522,594
Tiffany & Co. (Specialty Retail)	508	47,711
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,480	118,000
Torchmark Corp. (Insurance)	475	43,377
Total System Services, Inc. (IT Services)	765	103,826
Tractor Supply Co. (Specialty Retail)	567	61,695
TransDigm Group, Inc.* (Aerospace & Defense)	231	112,137
TripAdvisor, Inc.* (Interactive Media & Services)	487	21,501
Twitter, Inc.* (Interactive Media & Services)	3,433	145,250
Tyson Foods, Inc. - Class A (Food Products)	1,386	110,187
U.S. Bancorp (Banks)	7,036	402,107
UDR, Inc. (Equity Real Estate Investment Trusts)	1,325	61,030
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	260	90,805
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	885	20,417
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	913	18,570
Union Pacific Corp. (Road & Rail)	3,327	598,693
United Continental Holdings, Inc.* (Airlines)	1,038	95,403

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,279	$391,742
United Rentals, Inc.* (Trading Companies & Distributors)	370	46,824
United Technologies Corp. (Aerospace & Defense)	3,814	509,550
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,468	1,112,576
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	390	58,835
Unum Group (Insurance)	997	31,854
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,532	133,881
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,962	167,261
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	427	50,117
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,737	116,883
VeriSign, Inc.* (IT Services)	493	104,067
Verisk Analytics, Inc. - Class A (Professional Services)	770	116,824
Verizon Communications, Inc. (Diversified Telecommunication Services)	19,445	1,074,725
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,205	200,777
Viacom, Inc. - Class B (Entertainment)	1,662	50,442
Visa, Inc. - Class A (IT Services)	8,176	1,455,328
Vornado Realty Trust (Equity Real Estate Investment Trusts)	816	52,485
Vulcan Materials Co. (Construction Materials)	622	86,053
W.W. Grainger, Inc. (Trading Companies & Distributors)	211	61,407
Wabtec Corp. (Machinery)(a)	761	59,114
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,653	199,052
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,578	726,080
Waste Management, Inc. (Commercial Services & Supplies)	1,838	215,047
Waters Corp.* (Life Sciences Tools & Services)	327	68,853
WEC Energy Group, Inc. (Multi-Utilities)	1,482	126,652
WellCare Health Plans, Inc.* (Health Care Providers & Services)	236	67,791
Wells Fargo & Co. (Banks)	19,018	920,660
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,905	158,344
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,378	74,260
WestRock Co. (Containers & Packaging)	1,210	43,621
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,502	88,986
Whirlpool Corp. (Household Durables)	299	43,499
Willis Towers Watson PLC (Insurance)	608	118,694
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	457	59,442
Xcel Energy, Inc. (Electric Utilities)	2,421	144,316
Xerox Corp. (Technology Hardware, Storage & Peripherals)	919	29,500
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,193	136,253
Xylem, Inc. (Machinery)	845	67,845
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,439	161,916
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	962	129,995
Zions Bancorp (Banks)	858	38,670
Zoetis, Inc. (Pharmaceuticals)	2,250	258,503
TOTAL COMMON STOCKS (Cost $77,129,563)		116,643,036

Repurchase Agreements(b)(c) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 7/31/19, due 8/1/19, total to be received $45,860,017	$45,857,000	$45,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,857,000)		45,857,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.35%(d)	89,557	$89,557
Invesco Government & Agency Portfolio - Institutional Shares, 2.35%(d)	16,863	16,863
TOTAL COLLATERAL FOR SECURITIES LOANED(Cost $106,420)		106,420
TOTAL INVESTMENT SECURITIES (Cost $123,092,983) - 92.2%		162,606,456
Net other assets (liabilities) - 7.8%		13,730,433

NET ASSETS - 100.0%		$176,336,889

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of July 31, 2019. The total value of securities on loan as of July 31, 2019 was $103,509.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $20,183,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2019.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	250	9/23/19	$37,243,750	$749,470

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/19	2.73%	$108,312,886	$(1,290,705)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/19	2.63%	54,890,463	(569,224)
				$163,203,349	$(1,859,929)

S&P 500	UBS AG	8/27/19	2.68%	$28,393,628	$(387,395)
SPDR S&P 500 ETF	UBS AG	8/27/19	2.28%	7,380,827	(100,992)
				$35,774,455	$(488,387)

				$198,977,804	$(2,348,316)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

UltraBull ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,992,970	1.7%
Air Freight & Logistics	699,197	0.4%
Airlines	478,413	0.3%
Auto Components	143,174	0.1%
Automobiles	452,493	0.3%
Banks	6,545,746	3.7%
Beverages	2,156,698	1.2%
Biotechnology	2,415,793	1.4%
Building Products	327,024	0.2%
Capital Markets	3,213,403	1.8%
Chemicals	2,306,530	1.3%
Commercial Services & Supplies	505,316	0.3%
Communications Equipment	1,396,607	0.8%
Construction & Engineering	69,507	NM
Construction Materials	158,892	0.1%
Consumer Finance	848,206	0.5%
Containers & Packaging	440,017	0.2%
Distributors	106,373	0.1%
Diversified Consumer Services	26,472	NM
Diversified Financial Services	1,897,077	1.1%
Diversified Telecommunication Services	2,297,701	1.3%
Electric Utilities	2,302,029	1.3%
Electrical Equipment	536,595	0.3%
Electronic Equipment, Instruments & Components	523,680	0.3%
Energy Equipment & Services	539,960	0.3%
Entertainment	2,257,821	1.3%
Equity Real Estate Investment Trusts	3,488,735	2.0%
Food & Staples Retailing	1,728,080	1.0%
Food Products	1,344,242	0.8%
Gas Utilities	60,081	NM
Health Care Equipment & Supplies	4,151,211	2.4%
Health Care Providers & Services	3,173,079	1.8%
Health Care Technology	109,553	0.1%
Hotels, Restaurants & Leisure	2,297,105	1.3%
Household Durables	349,836	0.2%
Household Products	2,085,745	1.2%
Independent Power and Renewable Electricity Producers	95,316	0.1%
Industrial Conglomerates	1,669,783	0.9%
Insurance	2,906,872	1.6%
Interactive Media & Services	5,829,429	3.3%
Internet & Direct Marketing Retail	4,248,356	2.4%
IT Services	6,558,415	3.7%
Leisure Products	65,911	NM
Life Sciences Tools & Services	1,153,433	0.7%
Machinery	1,792,992	1.0%
Media	1,670,550	0.9%
Metals & Mining	294,115	0.2%
Multiline Retail	575,044	0.3%
Multi-Utilities	1,243,397	0.7%
Oil, Gas & Consumable Fuels	5,147,144	2.9%
Personal Products	205,121	0.1%
Pharmaceuticals	5,024,943	2.8%
Professional Services	378,418	0.2%
Real Estate Management & Development	77,978	NM
Road & Rail	1,192,587	0.7%
Semiconductors & Semiconductor Equipment	4,517,828	2.6%
Software	7,744,464	4.4%
Specialty Retail	2,716,073	1.5%
Technology Hardware, Storage & Peripherals	4,844,634	2.7%
Textiles, Apparel & Luxury Goods	832,727	0.5%
Tobacco	1,025,729	0.6%
Trading Companies & Distributors	191,083	0.1%
Water Utilities	97,333	0.1%
Wireless Telecommunication Services	118,000	0.1%
Other **	59,693,853	33.8%
Total	$176,336,889	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks (42.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	387	$7,577
1st Source Corp. (Banks)	257	12,066
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,672	15,081
8x8, Inc.* (Software)	1,286	31,083
AAON, Inc. (Building Products)	644	32,715
AAR Corp. (Aerospace & Defense)	515	21,558
Aaron’s, Inc. (Specialty Retail)	1,027	64,751
Abercrombie & Fitch Co. - Class A (Specialty Retail)	900	17,037
ABM Industries, Inc. (Commercial Services & Supplies)	899	37,839
Acacia Communications, Inc.* (Communications Equipment)	515	34,593
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,543	37,927
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,157	32,477
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	387	7,229
Acceleron Pharma, Inc.* (Biotechnology)	644	28,117
ACCO Brands Corp. (Commercial Services & Supplies)	1,415	13,839
ACI Worldwide, Inc.* (Software)	1,543	51,783
Actuant Corp. - Class A (Machinery)	770	17,633
Acushnet Holdings Corp. (Leisure Products)	515	13,163
Addus Homecare Corp.* (Health Care Providers & Services)	129	10,396
Adient PLC (Auto Components)	1,286	30,543
Adtalem Global Education, Inc.* (Diversified Consumer Services)	770	36,475
ADTRAN, Inc. (Communications Equipment)	644	7,155
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	1,027	33,244
Advanced Drainage Systems, Inc. (Building Products)	515	16,959
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	515	30,076
AdvanSix, Inc.* (Chemicals)	387	9,923
Adverum Biotechnologies, Inc.* (Biotechnology)	771	10,339
Aegion Corp.* (Construction & Engineering)	387	7,295
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	644	13,955
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,027	43,873
Aerovironment, Inc.* (Aerospace & Defense)	257	14,096
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	515	8,425
Agree Realty Corp. (Equity Real Estate Investment Trusts)	515	34,428
Aimmune Therapeutics, Inc.* (Biotechnology)	644	12,397
Air Transport Services Group, Inc.* (Air Freight & Logistics)	899	20,956
Aircastle, Ltd. (Trading Companies & Distributors)	770	16,008
AK Steel Holding Corp.* (Metals & Mining)	4,490	12,662
Akebia Therapeutics, Inc.* (Biotechnology)	1,671	7,001
Akorn, Inc.* (Pharmaceuticals)	1,286	4,784
Alamo Group, Inc. (Machinery)	129	12,628
Alarm.com Holdings, Inc.* (Software)	515	25,704
Albany International Corp. - Class A (Machinery)	386	33,192
Alder Biopharmaceuticals, Inc.* (Biotechnology)	1,028	10,403
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,029	24,192
Allakos, Inc.* (Biotechnology)	257	8,936
Allegheny Technologies, Inc.* (Metals & Mining)	1,800	39,186
Allegiance Bancshares, Inc.* (Banks)	257	8,625
Allegiant Travel Co. (Airlines)	129	19,331
ALLETE, Inc. (Electric Utilities)	773	67,212
Allogene Therapeutics, Inc.* (Biotechnology)	515	15,965
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,443	25,163
Altair Engineering, Inc.* - Class A (Software)	515	21,429
Altra Industrial Motion Corp. (Machinery)	899	25,828
Ambac Financial Group, Inc.* (Insurance)	644	11,734
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	515	25,724
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	771	9,121
Amedisys, Inc.* (Health Care Providers & Services)	515	71,013
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	644	29,882
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,672	20,181
American Eagle Outfitters, Inc. (Specialty Retail)	2,314	40,935
American Equity Investment Life Holding Co. (Insurance)	1,286	33,179
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,544	18,080
American Outdoor Brands Corp.* (Leisure Products)	771	7,432
American Public Education, Inc.* (Diversified Consumer Services)	257	8,486
American States Water Co. (Water Utilities)	515	39,897
American Vanguard Corp. (Chemicals)	387	5,526
American Woodmark Corp.* (Building Products)	257	21,806
America’s Car-Mart, Inc.* (Specialty Retail)	129	11,631
Ameris Bancorp (Banks)	901	35,833
AMERISAFE, Inc. (Insurance)	257	16,720
Amicus Therapeutics, Inc.* (Biotechnology)	3,344	41,466
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,415	13,060
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	644	34,377
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,286	4,707
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	515	10,377

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	386	$20,732
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	515	10,496
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	129	10,912
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	257	14,158
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	386	24,843
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,313	7,378
Apellis Pharmaceuticals, Inc.* (Biotechnology)	644	17,987
Apogee Enterprises, Inc. (Building Products)	386	15,656
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,184	41,103
Appfolio, Inc.* (Software)	257	24,813
Appian Corp.* (Software)	386	15,166
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	515	31,333
ArcBest Corp. (Road & Rail)	387	11,583
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	257	22,914
Archrock, Inc. (Energy Equipment & Services)	1,801	19,775
Arcosa, Inc. (Construction & Engineering)	644	24,150
Arena Pharmaceuticals, Inc.* (Biotechnology)	770	48,264
Ares Management Corp. (Capital Markets)	899	26,296
Argan, Inc. (Construction & Engineering)	257	10,576
Argo Group International Holdings, Ltd. (Insurance)	515	35,247
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	771	13,053
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	900	16,083
ArQule, Inc.* (Biotechnology)	1,415	14,277
Arrow Financial Corp. (Banks)	129	4,291
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,288	37,429
Artisan Partners Asset Management, Inc. (Capital Markets)	770	22,784
Arvinas, Inc.* (Pharmaceuticals)	257	6,857
Asbury Automotive Group, Inc.* (Specialty Retail)	257	23,665
ASGN, Inc.* (Professional Services)	770	48,549
Astec Industries, Inc. (Machinery)	386	12,618
Astronics Corp.* (Aerospace & Defense)	386	14,220
Atara Biotherapeutics, Inc.* (Biotechnology)	644	9,190
Athenex, Inc.* (Biotechnology)	900	16,200
Atkore International Group, Inc.* (Electrical Equipment)	644	17,575
Atlantic Union Bankshares (Banks)	1,157	44,001
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	386	17,621
ATN International, Inc. (Diversified Telecommunication Services)	129	7,259
AtriCure, Inc.* (Health Care Equipment & Supplies)	515	16,521
Audentes Therapeutics, Inc.* (Biotechnology)	644	25,064
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	644	26,224
Avaya Holdings Corp.* - Class C (Software)	1,544	18,590
Avis Budget Group, Inc.* (Road & Rail)	899	32,714
Avista Corp. (Multi-Utilities)	899	41,381
AVX Corp. (Electronic Equipment, Instruments & Components)	644	9,808
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	515	8,266
AxoGen, Inc.* (Health Care Equipment & Supplies)	515	9,260
Axon Enterprise, Inc.* (Aerospace & Defense)	899	63,129
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	257	9,432
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	770	22,569
Axsome Therapeutics, Inc.* (Pharmaceuticals)	387	9,869
AZZ, Inc. (Electrical Equipment)	386	17,980
B&G Foods, Inc. - Class A (Food Products)	900	16,452
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	386	20,647
Balchem Corp. (Chemicals)	515	52,859
Banc of California, Inc. (Banks)	644	10,066
Bancfirst Corp. (Banks)	257	14,993
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	387	8,135
BancorpSouth Bank (Banks)	1,414	42,264
Bandwidth, Inc.* (Diversified Telecommunication Services)	257	19,147
Bank of Marin BanCorp (Banks)	129	5,640
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	770	24,201
Banner Corp. (Banks)	515	30,519
Barnes Group, Inc. (Machinery)	644	33,514
Barrett Business Services, Inc. (Professional Services)	129	11,288
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,027	37,208
Bed Bath & Beyond, Inc. (Specialty Retail)	1,798	17,459
Belden, Inc. (Electronic Equipment, Instruments & Components)	515	23,412
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	515	13,936
Benefitfocus, Inc.* (Software)	387	9,671
Berkshire Hills Bancorp, Inc. (Banks)	644	21,123
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	900	8,820
Big Lots, Inc. (Multiline Retail)	515	13,184
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	515	22,166
BioTelemetry, Inc.* (Health Care Providers & Services)	515	24,179

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	257	$10,203
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,671	39,369
Black Hills Corp. (Multi-Utilities)	899	71,157
Blackbaud, Inc. (Software)	644	58,603
Blackline, Inc.* (Software)	644	28,722
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,800	63,936
Bloom Energy Corp.* (Electrical Equipment)	771	8,057
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,286	21,901
Blucora, Inc.* (Capital Markets)	644	19,281
Blueprint Medicines Corp.* (Biotechnology)	642	64,297
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	900	19,035
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	644	9,673
Boise Cascade Co. (Paper & Forest Products)	515	13,905
Boot Barn Holdings, Inc.* (Specialty Retail)	386	12,078
Boston Private Financial Holdings, Inc. (Banks)	1,157	13,352
Bottomline Technologies, Inc.* (Software)	644	27,106
Box, Inc.* - Class A (Software)	2,056	34,006
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,157	30,649
Brady Corp. - Class A (Commercial Services & Supplies)	644	33,314
Bridge BanCorp, Inc. (Banks)	257	7,507
Brightsphere Investment Group, Inc. (Capital Markets)	1,028	11,000
Brightview Holdings, Inc.* (Commercial Services & Supplies)	387	7,647
Brinker International, Inc. (Hotels, Restaurants & Leisure)	515	20,523
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,701	21,041
Brookline Bancorp, Inc. (Banks)	1,157	17,158
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,027	39,848
Bryn Mawr Bank Corp. (Banks)	257	9,530
Builders FirstSource, Inc.* (Building Products)	1,670	28,691
Byline BanCorp, Inc.* (Banks)	387	7,396
C&J Energy Services, Inc.* (Energy Equipment & Services)	900	9,846
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	386	46,957
Cactus, Inc.* - Class A (Energy Equipment & Services)	644	18,914
Cadence BanCorp (Banks)	1,801	30,869
CAI International, Inc.* (Trading Companies & Distributors)	257	5,860
Calavo Growers, Inc. (Food Products)	257	22,729
Caleres, Inc. (Specialty Retail)	644	12,094
California Resources Corp.* (Oil, Gas & Consumable Fuels)	644	9,860
California Water Service Group (Water Utilities)	644	34,383
Callaway Golf Co. (Leisure Products)	1,286	23,586
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,343	16,448
Cal-Maine Foods, Inc. (Food Products)	513	20,402
Cambrex Corp.* (Life Sciences Tools & Services)	515	22,557
Camden National Corp. (Banks)	257	11,490
Cannae Holdings, Inc.* (Diversified Financial Services)	1,027	29,731
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,930	26,364
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,158	9,762
Cara Therapeutics, Inc.* (Biotechnology)	515	12,329
Carbon Black, Inc.* (Software)	771	14,348
Carbonite, Inc.* (IT Services)	515	9,234
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	515	23,602
Cardtronics PLC* - Class A (IT Services)	515	14,667
CareDx, Inc.* (Biotechnology)	644	21,104
Career Education Corp.* (Diversified Consumer Services)	1,029	19,510
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,414	32,847
Cargurus, Inc.* (Interactive Media & Services)	1,027	38,277
Carolina Financial Corp. (Banks)	257	9,026
Carpenter Technology Corp. (Metals & Mining)	644	28,986
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,287	12,265
Cars.com, Inc.* (Interactive Media & Services)	1,029	19,551
Carter Bank & Trust* (Banks)	387	7,721
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	646	28,166
Cass Information Systems, Inc. (IT Services)	257	13,084
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	645	6,553
Cathay General Bancorp, Inc. (Banks)	1,157	43,064
Cavco Industries, Inc.* (Household Durables)	129	22,878
CBIZ, Inc.* (Professional Services)	770	17,995
CBTX, Inc. (Banks)	257	7,746
CenterState Banks, Inc. (Banks)	1,801	43,800
Central Garden & Pet Co.* - Class A (Household Products)	644	17,742
Central Pacific Financial Corp. (Banks)	386	11,375
Century Communities, Inc.* (Household Durables)	387	10,670
Cerus Corp.* (Health Care Equipment & Supplies)	1,929	11,285
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	257	7,139
Chart Industries, Inc.* (Machinery)	515	38,898
Chase Corp. (Chemicals)	129	13,362
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	644	11,502

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	386	$14,077
Chegg, Inc.* (Diversified Consumer Services)	1,671	75,061
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	899	24,696
Chesapeake Utilities Corp. (Gas Utilities)	257	24,019
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	515	61,619
Cimpress N.V.* (Commercial Services & Supplies)	257	24,788
CIRCOR International, Inc.* (Machinery)	257	9,766
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	899	44,096
Cision, Ltd.* (Software)	1,287	13,372
City Holding Co. (Banks)	257	19,905
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	515	6,376
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	515	8,843
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,029	18,543
Cleveland-Cliffs, Inc. (Metals & Mining)	4,114	43,856
Cloudera, Inc.* (Software)	3,343	19,991
Clovis Oncology, Inc.* (Biotechnology)	644	6,794
CNO Financial Group, Inc. (Insurance)	2,314	39,130
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,829	23,254
Coca-Cola Consolidated, Inc. (Beverages)	129	37,865
Codexis, Inc.* (Life Sciences Tools & Services)	770	14,145
Coeur Mining, Inc.* (Metals & Mining)	2,957	13,602
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	644	40,578
Cohen & Steers, Inc. (Capital Markets)	386	20,215
Coherus Biosciences, Inc.* (Biotechnology)	899	15,121
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	644	9,763
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	515	5,650
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	1,157	18,743
Columbia Banking System, Inc. (Banks)	1,027	38,728
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	771	11,789
Columbus McKinnon Corp. (Machinery)	386	14,838
Comfort Systems USA, Inc. (Construction & Engineering)	515	21,630
Commercial Metals Co. (Metals & Mining)	1,672	29,277
Community Bank System, Inc. (Banks)	773	51,010
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	257	10,560
Community Trust Bancorp, Inc. (Banks)	257	10,869
CommVault Systems, Inc.* (Software)	515	23,402
Compass Minerals International, Inc. (Metals & Mining)	515	28,763
Comtech Telecommunications Corp. (Communications Equipment)	386	11,487
Conduent, Inc.* (IT Services)	2,443	22,231
CONMED Corp. (Health Care Equipment & Supplies)	386	33,717
Connecticut Water Service, Inc. (Water Utilities)	129	9,017
ConnectOne Bancorp, Inc. (Banks)	515	11,773
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	387	8,317
Continental Building Products, Inc.* (Building Products)	515	12,659
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	257	9,208
Cooper Tire & Rubber Co. (Auto Components)	770	20,728
Cooper-Standard Holding, Inc.* (Auto Components)	257	12,716
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,415	15,933
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,674	28,408
Core-Mark Holding Co., Inc. (Distributors)	644	24,104
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	129	5,221
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	644	7,554
Cornerstone OnDemand, Inc.* (Software)	770	45,584
CorVel Corp.* (Health Care Providers & Services)	129	10,991
Covanta Holding Corp. (Commercial Services & Supplies)	1,672	28,792
Cowen Group, Inc.* - Class A (Capital Markets)	387	6,796
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	257	44,643
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	644	22,309
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	900	20,565
CryoLife, Inc.* (Health Care Equipment & Supplies)	515	14,842
CryoPort, Inc.* (Health Care Equipment & Supplies)	387	7,922
CSG Systems International, Inc. (IT Services)	515	26,389
CSW Industrials, Inc. (Building Products)	257	18,147
CTS Corp. (Electronic Equipment, Instruments & Components)	515	16,233
Cubic Corp. (Aerospace & Defense)	515	34,093
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,414	28,054
Customers Bancorp, Inc.* (Banks)	387	7,980
CVB Financial Corp. (Banks)	1,930	42,479
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	386	20,485
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,028	6,353
Cytokinetics, Inc.* (Biotechnology)	771	9,398
Cytomx Therapeutics, Inc.* (Biotechnology)	645	6,650
Dana Holding Corp. (Auto Components)	2,056	34,356
Darling Ingredients, Inc.* (Food Products)	2,313	47,022

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	515	$20,935
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	386	60,323
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,157	49,843
Deluxe Corp. (Commercial Services & Supplies)	644	28,735
Denali Therapeutics, Inc.* (Biotechnology)	644	13,749
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,556	7,408
Denny’s Corp.* (Hotels, Restaurants & Leisure)	900	20,331
Dermira, Inc.* (Pharmaceuticals)	645	5,682
Designer Brands, Inc. (Specialty Retail)	900	16,542
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,286	7,266
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	900	8,136
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,958	29,787
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	771	10,509
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,158	16,108
Digimarc Corp.* (Software)	129	5,828
Dillard’s, Inc. - Class A (Multiline Retail)	129	9,389
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	515	10,393
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	257	21,097
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	644	27,434
DMC Global, Inc. (Machinery)	257	13,426
Domo, Inc.* (Software)	257	7,129
Dorman Products, Inc.* (Auto Components)	386	27,746
Douglas Dynamics, Inc. (Machinery)	386	15,865
Dril-Quip, Inc.* (Energy Equipment & Services)	515	27,100
Ducommun, Inc.* (Aerospace & Defense)	129	5,437
DXP Enterprises, Inc.* (Trading Companies & Distributors)	257	8,725
Dycom Industries, Inc.* (Construction & Engineering)	386	21,292
Eagle Bancorp, Inc. (Banks)	515	20,760
Eagle Pharmaceuticals, Inc.* (Biotechnology)	129	7,077
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,029	19,417
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	515	62,047
Ebix, Inc. (Software)	386	17,768
Echo Global Logistics, Inc.* (Air Freight & Logistics)	387	8,150
Edgewell Personal Care Co.* (Personal Products)	770	23,431
Editas Medicine, Inc.* (Biotechnology)	773	19,518
eHealth, Inc.* (Insurance)	386	40,048
El Paso Electric Co. (Electric Utilities)	644	42,671
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	899	40,563
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	387	6,765
EMCOR Group, Inc. (Construction & Engineering)	770	64,979
Emergent BioSolutions, Inc.* (Biotechnology)	642	28,338
Employers Holdings, Inc. (Insurance)	515	22,609
Enanta Pharmaceuticals, Inc.* (Biotechnology)	257	19,280
Encore Capital Group, Inc.* (Consumer Finance)	386	13,888
Encore Wire Corp. (Electrical Equipment)	257	14,114
Endo International PLC* (Pharmaceuticals)	3,214	10,188
EnerSys (Electrical Equipment)	644	43,863
Ennis, Inc. (Commercial Services & Supplies)	387	7,868
Enova International, Inc.* (Consumer Finance)	515	13,879
Enphase Energy, Inc.* (Electrical Equipment)	1,286	36,201
EnPro Industries, Inc. (Machinery)	257	18,257
Enstar Group, Ltd.* (Insurance)	129	22,852
Entercom Communications Corp. - Class A (Media)	1,800	10,224
Enterprise Financial Services Corp. (Banks)	386	16,088
Envestnet, Inc.* (Software)	644	45,988
Epizyme, Inc.* (Biotechnology)	1,157	15,342
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	129	9,791
ESCO Technologies, Inc. (Machinery)	386	32,254
Esperion Therapeutics, Inc.* (Biotechnology)	386	15,320
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,414	65,269
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	1,032	21,796
Ethan Allen Interiors, Inc. (Household Durables)	387	7,964
Eventbrite, Inc.* (Interactive Media & Services)	515	9,110
Everbridge, Inc.* (Software)	515	52,685
Everi Holdings, Inc.* (IT Services)	1,028	12,346
EVERTEC, Inc. (IT Services)	899	28,786
Evo Payments, Inc.* (IT Services)	515	16,027
Evolent Health, Inc.* (Health Care Technology)	1,028	7,011
Evoqua Water Technologies Corp.* (Machinery)	1,029	14,632
ExlService Holdings, Inc.* (IT Services)	515	35,427
Exponent, Inc. (Professional Services)	770	52,976
Exterran Corp.* (Energy Equipment & Services)	515	7,030
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,414	5,246
Extreme Networks, Inc.* (Communications Equipment)	1,672	13,610
EZCORP, Inc.* - Class A (Consumer Finance)	771	7,594

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	515	$27,645
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	257	13,721
Fate Therapeutics, Inc.* (Biotechnology)	770	16,979
FB Financial Corp. (Banks)	257	9,769
FBL Financial Group, Inc. - Class A (Insurance)	129	8,088
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	129	9,968
Federal Signal Corp. (Machinery)	899	28,004
Federated Investors, Inc. - Class B (Capital Markets)	1,414	49,137
Ferro Corp.* (Chemicals)	1,157	17,043
FGL Holdings (Diversified Financial Services)	2,059	16,781
FibroGen, Inc.* (Biotechnology)	1,157	54,680
Financial Institutions, Inc. (Banks)	257	7,913
Finisar Corp.* (Communications Equipment)	1,671	39,319
First Bancorp (Banks)	386	14,259
First BanCorp. (Banks)	3,087	33,216
First Bancshares, Inc. (Banks)	257	8,535
First Busey Corp. (Banks)	770	20,813
First Commonwealth Financial Corp. (Banks)	1,415	19,485
First Community Bancshares, Inc. (Banks)	257	8,499
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	257	7,381
First Financial Bancorp (Banks)	1,414	36,043
First Financial Bankshares, Inc. (Banks)	1,930	63,207
First Financial Corp. (Banks)	129	5,600
First Foundation, Inc. (Banks)	515	7,746
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,800	68,742
First Interstate BancSystem - Class A (Banks)	515	20,615
First Merchants Corp. (Banks)	770	30,346
First Mid Bancshares, Inc. (Banks)	257	8,759
First Midwest Bancorp, Inc. (Banks)	1,543	33,375
First of Long Island Corp. (Banks)	387	8,560
FirstCash, Inc. (Consumer Finance)	644	64,813
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	3,214	13,499
Five9, Inc.* (Software)	899	44,384
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	386	13,309
Fluidigm Corp.* (Life Sciences Tools & Services)	1,028	12,079
Flushing Financial Corp. (Banks)	387	7,879
Focus Financial Partners, Inc.* (Capital Markets)	386	10,773
ForeScout Technologies, Inc.* (Software)	644	24,060
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,029	17,267
Forrester Research, Inc. (Professional Services)	129	6,106
Forward Air Corp. (Air Freight & Logistics)	386	24,318
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	645	7,121
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,027	27,667
Fox Factory Holding Corp.* (Auto Components)	515	41,240
Franklin Electric Co., Inc. (Machinery)	644	30,178
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,541	12,420
Frank’s International N.V.* (Energy Equipment & Services)	1,543	8,795
Fresh Del Monte Produce, Inc. (Food Products)	387	11,738
Freshpet, Inc.* (Food Products)	386	17,428
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	771	9,260
FTI Consulting, Inc.* (Professional Services)	515	53,791
Fulton Financial Corp. (Banks)	2,314	39,338
Funko, Inc.* (Distributors)	257	6,428
G1 Therapeutics, Inc.* (Biotechnology)	515	12,777
GameStop Corp. - Class A (Specialty Retail)	1,415	5,688
Gannett Co., Inc. (Media)	1,544	15,826
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	644	9,171
GATX Corp. (Trading Companies & Distributors)	515	39,583
GCP Applied Technologies, Inc.* (Chemicals)	770	16,963
Generac Holdings, Inc.* (Electrical Equipment)	899	64,997
Genesco, Inc.* (Specialty Retail)	257	10,121
Genomic Health, Inc.* (Biotechnology)	386	28,166
Gentherm, Inc.* (Auto Components)	515	21,069
Genworth Financial, Inc.* - Class A (Insurance)	7,328	29,239
German American BanCorp, Inc. (Banks)	386	12,178
Getty Realty Corp. (Equity Real Estate Investment Trusts)	515	15,440
Gibraltar Industries, Inc.* (Building Products)	515	21,342
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	644	18,457
Glacier Bancorp, Inc. (Banks)	1,157	48,490
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	387	8,228
Glaukos Corp.* (Health Care Equipment & Supplies)	515	42,065
Global Blood Therapeutics, Inc.* (Biotechnology)	770	42,196
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,157	22,585
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,157	52,736
Glu Mobile, Inc.* (Entertainment)	1,672	12,473
Gms, Inc.* (Trading Companies & Distributors)	515	11,593
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,414	23,953
Goosehead Insurance, Inc. (Insurance)	129	5,806

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
GoPro, Inc.* - Class A (Household Durables)	1,800	$9,522
Gorman-Rupp Co. (Machinery)	257	8,538
Gossamer Bio, Inc.* (Biotechnology)	257	5,101
Granite Construction, Inc. (Construction & Engineering)	644	22,862
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	770	14,707
Gray Television, Inc.* (Media)	1,286	22,827
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	900	9,657
Great Southern BanCorp, Inc. (Banks)	129	7,735
Great Western Bancorp, Inc. (Banks)	770	26,041
Green Dot Corp.* - Class A (Consumer Finance)	770	39,031
Greif, Inc. - Class A (Containers & Packaging)	386	13,494
Griffon Corp. (Building Products)	515	8,420
Group 1 Automotive, Inc. (Specialty Retail)	257	21,578
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,556	20,651
GTT Communications, Inc.* (IT Services)	515	6,232
GUESS?, Inc. (Specialty Retail)	771	12,991
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,313	8,743
H&E Equipment Services, Inc. (Trading Companies & Distributors)	515	15,764
H.B. Fuller Co. (Chemicals)	770	36,814
Haemonetics Corp.* (Health Care Equipment & Supplies)	770	94,002
Halozyme Therapeutics, Inc.* (Biotechnology)	2,056	34,931
Hamilton Lane, Inc. (Capital Markets)	257	15,086
Hancock Holding Co. (Banks)	1,288	53,478
Hanger, Inc.* (Health Care Providers & Services)	515	8,884
Hanmi Financial Corp. (Banks)	387	8,317
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	899	24,678
Harmonic, Inc.* (Communications Equipment)	1,286	9,606
Harsco Corp.* (Machinery)	1,157	27,143
Hawaiian Holdings, Inc. (Airlines)	644	16,738
Hawkins, Inc. (Chemicals)	129	5,633
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,800	57,564
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,027	24,556
HealthEquity, Inc.* (Health Care Providers & Services)	899	73,699
HealthStream, Inc.* (Health Care Technology)	387	10,929
Heartland Express, Inc. (Road & Rail)	644	12,777
Heartland Financial USA, Inc. (Banks)	515	24,766
Hecla Mining Co. (Metals & Mining)	6,942	12,843
Heidrick & Struggles International, Inc. (Professional Services)	257	7,633
Helen of Troy, Ltd.* (Household Durables)	386	57,235
Helios Technologies, Inc. (Machinery)	386	18,127
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,057	18,019
Herc Holdings, Inc.* (Trading Companies & Distributors)	386	17,424
Heritage Commerce Corp. (Banks)	645	7,979
Heritage Financial Corp. (Banks)	515	14,688
Herman Miller, Inc. (Commercial Services & Supplies)	899	40,761
Heron Therapeutics, Inc.* (Biotechnology)	1,029	17,946
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	515	8,044
Hertz Global Holdings, Inc.* (Road & Rail)	1,414	21,945
Heska Corp.* (Health Care Equipment & Supplies)	129	10,338
Hillenbrand, Inc. (Machinery)	899	30,287
Hilltop Holdings, Inc. (Banks)	1,029	23,338
HMS Holdings Corp.* (Health Care Technology)	1,286	44,881
HNI Corp. (Commercial Services & Supplies)	644	22,051
Home BancShares, Inc. (Banks)	2,184	42,959
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	386	11,202
Homology Medicines, Inc.* (Biotechnology)	387	6,881
Hope Bancorp, Inc. (Banks)	1,801	26,565
Horace Mann Educators Corp. (Insurance)	644	27,975
Horizon BanCorp, Inc. (Banks)	515	8,971
Hostess Brands, Inc.* (Food Products)	1,414	19,966
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,543	9,027
Houlihan Lokey, Inc. (Capital Markets)	515	23,690
Hub Group, Inc.* - Class A (Air Freight & Logistics)	515	23,355
Hudson, Ltd.* - Class A (Specialty Retail)	515	6,582
Huron Consulting Group, Inc.* (Professional Services)	386	23,534
Hyster-Yale Materials Handling, Inc. (Machinery)	129	7,977
IBERIABANK Corp. (Banks)	770	60,498
ICF International, Inc. (Professional Services)	257	21,894
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	257	6,479
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	899	35,690
IMAX Corp.* (Entertainment)	770	16,901
Immunomedics, Inc.* (Biotechnology)	2,571	37,922
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	257	9,303
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,287	15,894
Independent Bank Corp. (Banks)	515	40,046
Independent Bank Corp. (Banks)	387	8,413
Independent Bank Group, Inc. (Banks)	515	29,257
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	900	19,242
Infinera Corp.* (Communications Equipment)	2,570	9,920
Ingevity Corp.* (Chemicals)	644	63,459

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Ingles Markets, Inc. (Food & Staples Retailing)	257	$8,090
Innophos Holdings, Inc. (Chemicals)	257	6,983
Innospec, Inc. (Chemicals)	386	36,045
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	129	13,631
Innoviva, Inc.* (Pharmaceuticals)	900	10,692
Inogen, Inc.* (Health Care Equipment & Supplies)	257	15,806
Inovalon Holdings, Inc.* (Health Care Technology)	1,029	15,435
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	644	38,775
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	515	28,335
Insmed, Inc.* (Biotechnology)	1,157	25,396
Insperity, Inc. (Professional Services)	515	54,769
Inspire Medical Systems, Inc.* (Health Care Technology)	129	8,724
Installed Building Products, Inc.* (Household Durables)	386	20,566
Instructure, Inc.* (Software)	515	20,440
Integer Holdings Corp.* (Health Care Equipment & Supplies)	515	45,078
Intellia Therapeutics, Inc.* (Biotechnology)	515	9,322
Intelsat S.A.* (Diversified Telecommunication Services)	1,030	23,319
Inter Parfums, Inc. (Personal Products)	257	17,805
Intercept Pharmaceuticals, Inc.* (Biotechnology)	386	24,260
InterDigital, Inc. (Communications Equipment)	515	33,181
Interface, Inc. (Commercial Services & Supplies)	900	12,474
International Bancshares Corp. (Banks)	770	28,975
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	387	6,583
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	386	17,401
Intersect ENT, Inc.* (Pharmaceuticals)	387	7,651
INTL FCStone, Inc.* (Capital Markets)	257	10,480
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	644	5,377
Intrexon Corp.* (Biotechnology)	1,028	8,214
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,801	29,680
Investors Bancorp, Inc. (Banks)	3,344	37,988
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	129	8,224
Invitae Corp.* (Biotechnology)	1,286	34,581
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,671	41,090
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	386	32,092
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,414	35,972
iRobot Corp.* (Household Durables)	386	28,217
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,185	23,227
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	900	11,880
Itron, Inc.* (Electronic Equipment, Instruments & Components)	515	31,930
J & J Snack Foods Corp. (Food Products)	257	47,760
j2 Global, Inc. (Software)	644	57,374
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	386	27,726
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	900	6,606
James River Group Holdings, Ltd. (Insurance)	386	18,462
Jeld-Wen Holding, Inc.* (Building Products)	1,029	22,545
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	258	5,119
John B. Sanfilippo & Son, Inc. (Food Products)	129	11,211
John Bean Technologies Corp. (Machinery)	386	45,804
K12, Inc.* (Diversified Consumer Services)	515	15,373
Kadant, Inc. (Machinery)	129	12,056
Kaiser Aluminum Corp. (Metals & Mining)	257	24,741
Kaman Corp. - Class A (Trading Companies & Distributors)	386	24,472
KB Home (Household Durables)	1,157	30,394
KBR, Inc. (Construction & Engineering)	2,056	54,237
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,157	15,446
Kelly Services, Inc. - Class A (Professional Services)	515	14,332
KEMET Corp. (Electronic Equipment, Instruments & Components)	770	15,492
Kennametal, Inc. (Machinery)	1,157	40,009
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,801	38,757
Kforce, Inc. (Professional Services)	386	13,159
Kimball International, Inc. - Class B (Commercial Services & Supplies)	515	8,930
Kinsale Capital Group, Inc. (Insurance)	257	23,094
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,157	18,408
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	387	7,752
Knoll, Inc. (Commercial Services & Supplies)	644	15,617
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,157	23,545
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	644	18,889
Koppers Holdings, Inc.* (Chemicals)	257	7,016
Korn/Ferry International (Professional Services)	770	30,246
Kraton Performance Polymers, Inc.* (Chemicals)	515	15,795
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,286	31,700
Kura Oncology, Inc.* (Biotechnology)	387	7,399
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,543	25,969
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,671	5,163
Lakeland Bancorp, Inc. (Banks)	644	10,549

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Lakeland Financial Corp. (Banks)	386	$17,752
Lancaster Colony Corp. (Food Products)	257	40,046
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	515	11,649
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,570	8,532
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,801	34,831
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,414	23,175
La-Z-Boy, Inc. (Household Durables)	644	21,246
LCI Industries (Auto Components)	386	35,369
LegacyTexas Financial Group, Inc. (Banks)	644	27,525
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	257	8,504
LendingClub Corp.* (Consumer Finance)	951	14,056
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,344	33,005
LGI Homes, Inc.* (Household Durables)	257	18,065
LHC Group, Inc.* (Health Care Providers & Services)	386	48,860
Liberty Braves Group* - Class C (Entertainment)	515	14,817
Liberty Latin America, Ltd.* - Class A (Media)	644	10,555
Liberty Latin America, Ltd.* - Class C (Media)	1,672	27,421
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	644	9,113
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,028	11,873
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	257	23,518
Lindsay Corp. (Machinery)	129	11,767
Lithia Motors, Inc. - Class A (Specialty Retail)	257	33,893
LivaNova PLC* (Health Care Equipment & Supplies)	642	49,466
Live Oak Bancshares, Inc. (Banks)	387	7,535
Livent Corp.* (Chemicals)	2,057	13,247
LivePerson, Inc.* (Software)	899	29,838
LiveRamp Holdings, Inc.* (IT Services)	1,027	54,113
Loral Space & Communications, Inc.* (Media)	129	4,746
Louisiana-Pacific Corp. (Paper & Forest Products)	1,800	47,052
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	515	23,736
Lumentum Holdings, Inc.* (Communications Equipment)	1,157	65,522
Luminex Corp. (Life Sciences Tools & Services)	644	13,994
Luxfer Holdings PLC (Machinery)	387	7,670
M.D.C. Holdings, Inc. (Household Durables)	770	27,828
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	644	12,635
M/I Homes, Inc.* (Household Durables)	386	13,653
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,286	30,581
MacroGenics, Inc.* (Biotechnology)	644	9,267
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	129	11,260
Magellan Health, Inc.* (Health Care Providers & Services)	257	18,077
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,415	15,820
Malibu Boats, Inc.* (Leisure Products)	257	7,743
Mallinckrodt PLC* (Pharmaceuticals)	1,158	7,886
ManTech International Corp. - Class A (IT Services)	386	26,549
Marcus & Millichap, Inc.* (Real Estate Management & Development)	386	12,815
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	644	65,835
Marten Transport, Ltd. (Road & Rail)	515	10,336
Masonite International Corp.* (Building Products)	386	20,574
MasTec, Inc.* (Construction & Engineering)	899	46,137
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,542	27,185
Materion Corp. (Metals & Mining)	257	15,967
Matrix Service Co.* (Energy Equipment & Services)	387	7,109
Matson, Inc. (Marine)	644	26,346
Matthews International Corp. - Class A (Commercial Services & Supplies)	386	13,182
Maxar Technologies, Inc. (Aerospace & Defense)	900	6,624
MAXIMUS, Inc. (IT Services)	899	66,085
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	899	19,760
MBIA, Inc.* (Insurance)	1,158	10,804
McDermott International, Inc.* (Energy Equipment & Services)	2,571	16,506
McGrath RentCorp (Commercial Services & Supplies)	386	26,290
Medifast, Inc. (Personal Products)	129	14,403
Medpace Holdings* (Life Sciences Tools & Services)	386	30,401
Mercantile Bank Corp. (Banks)	257	8,635
Mercury Systems, Inc.* (Aerospace & Defense)	770	62,770
Meredith Corp. (Media)	513	28,143
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	644	11,811
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	645	7,708
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	770	30,384
Meritage Homes Corp.* (Household Durables)	515	32,347
Meritor, Inc.* (Machinery)	1,158	28,637
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	515	15,898
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	515	15,424
MGE Energy, Inc. (Electric Utilities)	515	38,187
MGP Ingredients, Inc. (Beverages)	129	6,449

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
MicroStrategy, Inc.* - Class A (Software)	129	$17,638
Middlesex Water Co. (Water Utilities)	257	16,096
Midland States BanCorp, Inc. (Banks)	257	6,970
Milacron Holdings Corp.* (Machinery)	1,029	17,328
Minerals Technologies, Inc. (Chemicals)	515	27,424
Mirati Therapeutics, Inc.* (Biotechnology)	386	40,839
Mobile Mini, Inc. (Commercial Services & Supplies)	644	21,870
MobileIron, Inc.* (Software)	1,415	9,764
Model N, Inc.* (Software)	515	11,258
Modine Manufacturing Co.* (Auto Components)	771	10,578
Moelis & Co. (Capital Markets)	644	23,467
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,415	15,990
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	129	6,072
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,286	17,734
Monotype Imaging Holdings, Inc. (Software)	644	12,861
Monro Muffler Brake, Inc. (Specialty Retail)	515	43,368
Moog, Inc. - Class A (Aerospace & Defense)	515	41,952
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	257	6,767
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,158	8,812
MRC Global, Inc.* (Trading Companies & Distributors)	1,157	18,095
MSA Safety, Inc. (Commercial Services & Supplies)	515	54,254
MSG Networks, Inc.* - Class A (Media)	900	17,091
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	257	14,808
Mueller Industries, Inc. (Machinery)	770	23,246
Mueller Water Products, Inc. - Class A (Machinery)	2,314	23,533
Murphy USA, Inc.* (Specialty Retail)	386	34,107
Myers Industries, Inc. (Containers & Packaging)	515	8,328
Myokardia, Inc.* (Pharmaceuticals)	642	34,945
MYR Group, Inc.* (Construction & Engineering)	257	9,283
Myriad Genetics, Inc.* (Biotechnology)	1,027	29,927
Nabors Industries, Ltd. (Energy Equipment & Services)	5,013	14,838
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	386	12,113
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	515	16,923
Natera, Inc.* (Biotechnology)	773	21,319
National Bank Holdings Corp. (Banks)	386	14,004
National Beverage Corp. (Beverages)	129	5,615
National General Holdings Corp. (Insurance)	1,029	25,447
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	644	51,121
National Healthcare Corp. (Health Care Providers & Services)	129	11,300
National Presto Industries, Inc. (Aerospace & Defense)	129	11,864
National Research Corp. (Health Care Providers & Services)	129	8,697
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	770	23,323
National Vision Holdings, Inc.* (Specialty Retail)	1,027	32,443
Natus Medical, Inc.* (Health Care Equipment & Supplies)	515	16,001
Navigant Consulting, Inc. (Professional Services)	515	12,545
Navistar International Corp.* (Machinery)	770	24,055
NBT Bancorp, Inc. (Banks)	644	24,923
Neenah, Inc. (Paper & Forest Products)	257	16,887
Nelnet, Inc. - Class A (Consumer Finance)	257	16,078
Neogen Corp.* (Health Care Equipment & Supplies)	770	54,978
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,283	31,267
NETGEAR, Inc.* (Communications Equipment)	387	13,100
NetScout Systems, Inc.* (Communications Equipment)	1,029	26,795
Nevro Corp.* (Health Care Equipment & Supplies)	386	25,808
New Jersey Resources Corp. (Gas Utilities)	1,286	64,133
New Media Investment Group, Inc. (Media)	900	9,693
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,158	8,257
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,958	18,073
Newmark Group, Inc. (Real Estate Management & Development)	2,057	20,282
Newpark Resources, Inc.* (Energy Equipment & Services)	1,286	9,812
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	257	11,092
NextGen Healthcare, Inc.* (Health Care Technology)	770	12,597
NIC, Inc. (IT Services)	900	16,326
Nicolet Bankshares, Inc.* (Banks)	129	8,477
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	515	8,467
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	899	22,367
Noble Corp. PLC* (Energy Equipment & Services)	3,598	8,024
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,985	6,456
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	644	10,079
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	644	10,948
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,414	24,250
Northwest Natural Holding Co. (Gas Utilities)	386	27,568
NorthWestern Corp. (Multi-Utilities)	770	53,838
Novagold Resources, Inc.* (Metals & Mining)	3,343	20,626

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	515	$43,306
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,157	96,286
NOW, Inc.* (Trading Companies & Distributors)	1,544	18,914
NuVasive, Inc.* (Health Care Equipment & Supplies)	770	51,282
NV5 Global, Inc.* (Construction & Engineering)	129	10,252
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,629	22,543
Oceaneering International, Inc.* (Energy Equipment & Services)	1,414	21,846
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	770	18,788
Office Depot, Inc. (Specialty Retail)	7,823	15,959
Office Properties Income Trust (Equity Real Estate Investment Trusts)	644	18,141
OFG Bancorp (Banks)	770	17,425
Oil States International, Inc.* (Energy Equipment & Services)	900	13,428
Old National Bancorp (Banks)	2,443	43,021
Omeros Corp.* (Pharmaceuticals)	644	9,988
Omnicell, Inc.* (Health Care Technology)	644	48,435
ONE Gas, Inc. (Gas Utilities)	770	70,208
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	257	7,366
OneSpan, Inc.* (Software)	515	7,529
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	644	10,085
OPKO Health, Inc.* (Biotechnology)	4,884	10,305
Opus Bank (Banks)	258	5,782
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	900	7,515
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,028	6,024
Origin BanCorp, Inc. (Banks)	257	8,946
Orion Engineered Carbons SA (Chemicals)	900	17,532
Oritani Financial Corp. (Thrifts & Mortgage Finance)	515	9,322
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	515	33,757
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	257	13,737
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	257	28,928
Otter Tail Corp. (Electric Utilities)	515	27,491
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	257	18,810
P.H. Glatfelter Co. (Paper & Forest Products)	644	10,510
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,056	11,102
Pacific Premier Bancorp, Inc. (Banks)	899	28,435
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	644	28,265
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	257	11,416
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	515	11,876
Park National Corp. (Banks)	257	24,310
Parsons Corp.* (Aerospace & Defense)	257	9,434
Patrick Industries, Inc.* (Building Products)	386	17,706
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	1,286	29,488
Patterson Cos., Inc. (Health Care Providers & Services)	1,157	22,909
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	899	25,828
PdvWireless, Inc.* (Diversified Telecommunication Services)	129	5,739
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,029	21,671
Peapack Gladstone Financial Corp. (Banks)	257	7,307
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,930	54,021
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,543	30,119
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,028	6,147
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	387	9,292
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,029	22,669
Peoples BanCorp, Inc. (Banks)	257	8,329
People’s Utah BanCorp (Banks)	257	7,787
Perficient, Inc.* (IT Services)	515	17,598
Performance Food Group Co.* (Food & Staples Retailing)	1,543	67,661
Perspecta, Inc. (IT Services)	2,058	48,013
Petiq, Inc.* (Health Care Providers & Services)	257	8,800
PGT, Inc.* (Building Products)	773	12,461
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	257	8,000
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	902	8,686
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,700	46,467
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,801	37,479
Piper Jaffray Cos. (Capital Markets)	257	19,866
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,570	10,409
PJT Partners, Inc. (Capital Markets)	386	16,274
Plantronics, Inc. (Communications Equipment)	515	19,776
Playags, Inc.* (Hotels, Restaurants & Leisure)	387	7,260
Plexus Corp.* (Electronic Equipment, Instruments & Components)	386	23,048
Plug Power, Inc.* (Electrical Equipment)	3,343	7,388
PNM Resources, Inc. (Electric Utilities)	1,157	57,468
PolyOne Corp. (Chemicals)	1,157	37,915
Portland General Electric Co. (Electric Utilities)	1,286	70,538

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Portola Pharmaceuticals, Inc.* (Biotechnology)	899	$23,985
Potlatch Corp. (Equity Real Estate Investment Trusts)	899	33,101
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	386	35,153
PQ Group Holdings, Inc.* (Chemicals)	515	8,029
PRA Group, Inc.* (Consumer Finance)	644	20,048
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	644	9,332
Preferred Bank (Banks)	257	13,927
Presidio, Inc. (IT Services)	644	9,016
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	770	26,642
PriceSmart, Inc. (Food & Staples Retailing)	386	23,546
Primo Water Corp.* (Beverages)	514	7,592
Primoris Services Corp. (Construction & Engineering)	644	13,498
Principia BioPharma, Inc.* (Biotechnology)	129	4,791
ProAssurance Corp. (Insurance)	770	30,099
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,286	6,919
Progress Software Corp. (Software)	644	27,879
ProPetro Holding Corp.* (Energy Equipment & Services)	1,157	20,976
PROS Holdings, Inc.* (Software)	515	37,265
Proto Labs, Inc.* (Machinery)	386	40,183
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	899	21,738
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	257	44,975
PTC Therapeutics, Inc.* (Biotechnology)	770	37,091
Q2 Holdings, Inc.* (Software)	515	41,133
QAD, Inc. (Software)	129	5,565
QCR Holdings, Inc. (Banks)	257	9,833
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,471	17,181
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	770	35,636
Quaker Chemical Corp. (Chemicals)	129	24,173
Qualys, Inc.* (Software)	515	44,578
Quanex Building Products Corp. (Building Products)	515	9,589
Quidel Corp.* (Health Care Equipment & Supplies)	515	30,400
QuinStreet, Inc.* (Interactive Media & Services)	644	10,491
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,158	12,182
R1 RCM, Inc.* (Health Care Providers & Services)	1,415	17,801
Ra Pharmaceuticals, Inc.* (Biotechnology)	515	17,531
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,957	67,419
Radius Health, Inc.* (Biotechnology)	644	13,820
RadNet, Inc.* (Health Care Providers & Services)	644	9,486
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,544	19,238
Rapid7, Inc.* (Software)	644	39,059
Raven Industries, Inc. (Industrial Conglomerates)	515	18,664
RBC Bearings, Inc.* (Machinery)	386	62,799
RE/MAX Holdings, Inc. (Real Estate Management & Development)	257	7,474
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	387	5,948
Realogy Holdings Corp. (Real Estate Management & Development)	1,672	8,711
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	257	23,297
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	129	4,260
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,029	21,444
Redfin Corp.* (Real Estate Management & Development)	1,286	23,199
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,414	23,925
Regenxbio, Inc.* (Biotechnology)	515	22,871
Regis Corp.* (Diversified Consumer Services)	387	7,082
Renasant Corp. (Banks)	770	27,635
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	515	6,999
Rent-A-Center, Inc.* (Specialty Retail)	642	17,353
Repligen Corp.* (Biotechnology)	644	60,788
Republic BanCorp, Inc. (Banks)	129	6,162
Resources Connection, Inc. (Professional Services)	387	6,811
Restoration Hardware, Inc.* (Specialty Retail)	257	35,826
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,672	30,330
Retail Value, Inc. (Equity Real Estate Investment Trusts)	257	9,673
Retrophin, Inc.* (Biotechnology)	644	12,745
Revance Therapeutics, Inc.* (Pharmaceuticals)	645	8,114
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,543	63,880
Rexnord Corp.* (Machinery)	1,543	45,194
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	387	7,450
Rite Aid Corp.* (Food & Staples Retailing)	773	5,388
RLI Corp. (Insurance)	515	46,417
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,443	42,215
Rocket Pharmaceuticals, Inc.* (Biotechnology)	387	4,714
Rogers Corp.* (Electronic Equipment, Instruments & Components)	257	40,776
Rosetta Stone, Inc.* (Entertainment)	257	5,901
RPC, Inc. (Energy Equipment & Services)	900	5,562
RPT Realty (Equity Real Estate Investment Trusts)	1,157	14,173
Rubius Therapeutics, Inc.* (Biotechnology)	515	6,850

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	386	$10,391
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	386	14,537
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	387	8,618
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	644	48,300
S&T Bancorp, Inc. (Banks)	515	19,606
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,571	53,065
Safety Insurance Group, Inc. (Insurance)	257	25,356
Saia, Inc.* (Road & Rail)	386	29,452
SailPoint Technologies Holding, Inc.* (Software)	1,286	27,186
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,801	24,746
Sanderson Farms, Inc. (Food Products)	257	33,672
Sandy Spring Bancorp, Inc. (Banks)	515	18,767
Sangamo BioSciences, Inc.* (Biotechnology)	1,672	20,081
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,030	32,703
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	129	7,068
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	386	13,105
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	387	10,306
Scholastic Corp. (Media)	386	13,190
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	386	13,290
Science Applications International Corp. (IT Services)	899	76,748
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	770	15,747
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	644	16,879
Seacoast Banking Corp. of Florida* (Banks)	770	20,821
SEACOR Holdings, Inc.* (Energy Equipment & Services)	257	12,243
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	770	23,539
Select Energy Services, Inc.* (Energy Equipment & Services)	900	9,153
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,544	25,847
Selective Insurance Group, Inc. (Insurance)	899	67,605
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,157	14,659
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	899	47,531
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,471	28,462
Sensient Technologies Corp. (Chemicals)	644	43,901
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	515	21,512
ServisFirst Bancshares, Inc. (Banks)	644	21,935
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	386	28,819
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	644	25,348
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,157	15,215
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	515	26,106
Shutterstock, Inc. (Internet & Direct Marketing Retail)	257	9,861
Signet Jewelers, Ltd. (Specialty Retail)	771	13,986
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	644	72,264
Simmons First National Corp. - Class A (Banks)	1,286	33,115
Simply Good Foods Co.* (Food Products)	1,029	28,020
Simpson Manufacturing Co., Inc. (Building Products)	642	39,650
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	644	47,572
SJW Corp. (Water Utilities)	386	25,048
Skyline Corp.* (Household Durables)	770	21,945
SkyWest, Inc. (Airlines)	770	46,746
Sleep Number Corp.* (Specialty Retail)	385	18,930
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,672	16,670
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	387	5,538
Sonic Automotive, Inc. - Class A (Specialty Retail)	387	10,670
Sonos, Inc.* (Household Durables)	1,028	11,154
Sotheby’s* - Class A (Diversified Consumer Services)	513	30,631
South Jersey Industries, Inc. (Gas Utilities)	1,286	43,788
South State Corp. (Banks)	515	41,236
Southside Bancshares, Inc. (Banks)	515	17,829
Southwest Gas Corp. (Gas Utilities)	770	68,461
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,841	17,250
SP Plus Corp.* (Commercial Services & Supplies)	386	13,329
Spark Therapeutics, Inc.* (Biotechnology)	515	51,510
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,544	11,704
Spire, Inc. (Gas Utilities)	770	63,456
Spirit Airlines, Inc.* (Airlines)	1,027	43,576
SPS Commerce, Inc.* (Software)	257	28,740
SPX Corp.* (Machinery)	644	22,476
SPX FLOW, Inc.* (Machinery)	644	26,121
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,470	14,158
STAAR Surgical Co.* (Health Care Equipment & Supplies)	644	18,876
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,800	53,496
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	257	12,272
Standard Motor Products, Inc. (Auto Components)	257	11,825
Standex International Corp. (Machinery)	129	9,078

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
State Auto Financial Corp. (Insurance)	257	$8,887
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,286	21,746
Stemline Therapeutics, Inc.* (Biotechnology)	515	6,834
Stepan Co. (Chemicals)	257	25,482
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,286	44,380
Stewart Information Services Corp. (Insurance)	386	14,602
Stifel Financial Corp. (Capital Markets)	1,027	61,424
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	644	16,796
Stock Yards BanCorp, Inc. (Banks)	257	9,830
Stoneridge, Inc.* (Auto Components)	386	12,572
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	770	21,475
Strategic Education, Inc. (Diversified Consumer Services)	257	45,743
Sturm, Ruger & Co., Inc. (Leisure Products)	257	14,522
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,544	17,154
Summit Materials, Inc.* - Class A (Construction Materials)	1,672	30,832
SunCoke Energy, Inc.* (Metals & Mining)	1,286	9,761
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	900	10,521
Sunrun, Inc.* (Electrical Equipment)	1,543	29,394
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,344	44,174
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	770	25,695
SurModics, Inc.* (Health Care Equipment & Supplies)	129	5,379
SVMK, Inc.* (Software)	1,157	19,634
Sykes Enterprises, Inc.* (IT Services)	515	14,569
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	515	16,573
Syneos Health, Inc.* (Life Sciences Tools & Services)	899	45,930
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	257	15,489
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	257	14,839
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	257	5,289
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	770	48,841
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,286	20,422
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,543	34,748
Team, Inc.* (Commercial Services & Supplies)	387	6,409
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	515	52,190
TechTarget, Inc.* (Media)	387	8,909
TEGNA, Inc. (Media)	3,087	46,891
Teladoc, Inc.* (Health Care Technology)	1,027	70,083
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,415	8,731
Tenable Holdings, Inc.* (Software)	515	12,906
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,543	36,369
Tennant Co. (Machinery)	257	19,560
Tenneco, Inc. (Auto Components)	771	6,970
Terex Corp. (Machinery)	899	27,375
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,029	15,857
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	899	43,925
Tetra Tech, Inc. (Commercial Services & Supplies)	770	60,983
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,027	56,721
TG Therapeutics, Inc.* (Biotechnology)	1,158	8,673
The Andersons, Inc. (Food & Staples Retailing)	515	13,828
The Bancorp, Inc.* (Banks)	771	7,463
The Boston Beer Co., Inc.* - Class A (Beverages)	129	50,610
The Brink’s Co. (Commercial Services & Supplies)	770	69,422
The Buckle, Inc. (Specialty Retail)	387	7,875
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	644	27,744
The Children’s Place, Inc. (Specialty Retail)	257	25,101
The E.W. Scripps Co. - Class A (Media)	771	11,819
The Ensign Group, Inc. (Health Care Providers & Services)	770	46,400
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,671	29,761
The Greenbrier Cos., Inc. (Machinery)	515	14,889
The Manitowoc Co., Inc.* (Machinery)	515	9,244
The Marcus Corp. (Entertainment)	386	13,506
The Medicines Co.* (Pharmaceuticals)	1,027	36,809
The Michaels Cos., Inc.* (Specialty Retail)	1,286	8,835
The Providence Service Corp.* (Health Care Providers & Services)	129	7,190
The St Joe Co.* (Real Estate Management & Development)	515	9,909
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,829	6,082
Theravance Biopharma, Inc.* (Pharmaceuticals)	644	13,427
Thermon Group Holdings, Inc.* (Electrical Equipment)	515	13,050
Third Point Reinsurance, Ltd.* (Insurance)	1,028	10,362
Tidewater, Inc.* (Energy Equipment & Services)	515	11,840
Tivity Health, Inc.* (Health Care Providers & Services)	644	11,238
TiVo Corp. (Software)	1,801	13,652
Tompkins Financial Corp. (Banks)	257	21,066
Tootsie Roll Industries, Inc. (Food Products)	257	9,602
TopBuild Corp.* (Household Durables)	515	41,782
TowneBank (Banks)	899	25,298

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	770	$15,208
TPI Composites, Inc.* (Electrical Equipment)	387	9,896
Tredegar Corp. (Chemicals)	387	6,451
Trex Co., Inc.* (Building Products)	899	73,492
TRI Pointe Group, Inc.* (Household Durables)	2,057	28,160
Tricida, Inc.* (Pharmaceuticals)	257	8,111
TriCo Bancshares (Banks)	386	14,572
TriMas Corp.* (Machinery)	644	19,314
TriNet Group, Inc.* (Professional Services)	644	47,360
Trinseo SA (Chemicals)	644	24,994
Triple-S Management Corp.* (Health Care Providers & Services)	270	6,478
Tristate Capital Holdings, Inc.* (Banks)	387	8,127
Triton International, Ltd. (Trading Companies & Distributors)	770	25,472
Triumph BanCorp, Inc.* (Banks)	386	12,047
Triumph Group, Inc. (Aerospace & Defense)	770	18,657
Tronox Holdings PLC - Class A (Chemicals)	1,415	15,650
TrueBlue, Inc.* (Professional Services)	515	10,182
TrueCar, Inc.* (Interactive Media & Services)	1,543	7,838
Trupanion, Inc.* (Insurance)	386	12,414
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,415	11,462
Trustmark Corp. (Banks)	899	31,950
TTEC Holdings, Inc. (IT Services)	257	12,058
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,415	14,801
Tucows, Inc.* (IT Services)	129	6,312
Tupperware Brands Corp. (Household Durables)	644	9,860
Tutor Perini Corp.* (Construction & Engineering)	513	6,700
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	257	6,782
Twist Bioscience Corp.* (Biotechnology)	257	8,666
U.S. Concrete, Inc.* (Construction Materials)	257	12,102
U.S. Ecology, Inc. (Commercial Services & Supplies)	257	16,353
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	129	16,651
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,029	14,262
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	515	7,514
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	770	46,400
UMB Financial Corp. (Banks)	644	43,959
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	515	6,772
UniFirst Corp. (Commercial Services & Supplies)	257	50,596
Unisys Corp.* (IT Services)	771	9,553
Unit Corp.* (Energy Equipment & Services)	771	5,012
United Bankshares, Inc. (Banks)	1,414	53,152
United Community Banks, Inc. (Banks)	1,157	33,206
United Community Financial Corp. (Thrifts & Mortgage Finance)	645	6,566
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	771	11,056
United Fire Group, Inc. (Insurance)	257	13,433
United Natural Foods, Inc.* (Food & Staples Retailing)	771	7,602
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,701	22,742
Unitil Corp. (Multi-Utilities)	257	15,052
Universal Corp. (Tobacco)	386	22,967
Universal Electronics, Inc.* (Household Durables)	257	11,005
Universal Forest Products, Inc. (Building Products)	899	36,347
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	129	11,889
Universal Insurance Holdings, Inc. (Insurance)	386	9,577
Univest Corp. of Pennsylvania (Banks)	387	10,627
Upland Software, Inc.* (Software)	386	16,980
Upwork, Inc.* (Professional Services)	771	12,675
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,672	27,973
Urogen Pharma, Ltd.* (Biotechnology)	257	8,764
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	387	8,355
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	900	5,922
USANA Health Sciences, Inc.* (Personal Products)	257	17,489
Valley National Bancorp (Banks)	4,629	51,660
Vanda Pharmaceuticals, Inc.* (Biotechnology)	771	9,599
Varex Imaging Corp.* (Health Care Equipment & Supplies)	515	16,372
Varonis Systems, Inc.* (Software)	386	27,757
Vector Group, Ltd. (Tobacco)	1,544	17,833
Vectrus, Inc.* (Aerospace & Defense)	129	5,217
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	644	7,670
Veracyte, Inc.* (Biotechnology)	642	18,214
Vericel Corp.* (Biotechnology)	644	12,313
Verint Systems, Inc.* (Software)	899	52,025
Veritex Holdings, Inc. (Banks)	770	19,704
Verra Mobility Corp.* - Class C (IT Services)	1,415	19,598
Verso Corp.* - Class A (Paper & Forest Products)	515	8,333
Viad Corp. (Commercial Services & Supplies)	257	17,769
Viavi Solutions, Inc.* (Communications Equipment)	3,344	49,056
Vicor Corp.* (Electrical Equipment)	257	7,597
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,027	9,202
Viking Therapeutics, Inc.* (Biotechnology)	900	6,921

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Common Stocks, continued

	Shares	Value
Virtus Investment Partners, Inc. (Capital Markets)	129	$13,824
Virtusa Corp.* (IT Services)	386	17,246
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,930	32,810
Vista Outdoor, Inc.* (Leisure Products)	771	5,551
Visteon Corp.* (Auto Components)	386	25,430
Vocera Communications, Inc.* (Health Care Technology)	386	9,909
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,215	39,866
Voyager Therapeutics, Inc.* (Biotechnology)	387	8,518
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,414	6,349
Wabash National Corp. (Machinery)	771	12,205
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,029	18,008
WageWorks, Inc.* (Professional Services)	515	26,353
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	386	22,519
Warrior Met Coal, Inc. (Metals & Mining)	770	19,050
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,157	42,323
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,700	9,801
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,157	31,181
Washington Trust BanCorp, Inc. (Banks)	257	12,909
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	387	6,540
Watford Holdings, Ltd.* (Insurance)	257	4,873
Watts Water Technologies, Inc. - Class A (Machinery)	386	35,832
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	387	8,286
WD-40 Co. (Household Products)	257	46,661
Weight Watchers International, Inc.* (Diversified Consumer Services)	644	13,943
Welbilt, Inc.* (Machinery)	1,930	31,691
Werner Enterprises, Inc. (Road & Rail)	644	21,349
WesBanco, Inc. (Banks)	770	28,167
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	771	8,119
Westamerica Bancorp (Banks)	386	24,743
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	645	6,553
Whitestone REIT (Equity Real Estate Investment Trusts)	515	6,566
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,286	22,736
William Lyon Homes* - Class A (Household Durables)	515	10,115
Willscot Corp.* (Construction & Engineering)	771	12,274
Wingstop, Inc. (Hotels, Restaurants & Leisure)	386	36,898
Winnebago Industries, Inc. (Automobiles)	386	15,556
WisdomTree Investments, Inc. (Capital Markets)	1,929	11,960
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,286	34,915
Workiva, Inc.* (Software)	515	29,607
World Acceptance Corp.* (Consumer Finance)	129	16,348
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	899	35,097
Worthington Industries, Inc. (Metals & Mining)	515	20,713
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,800	51,948
WSFS Financial Corp. (Thrifts & Mortgage Finance)	770	32,625
Xencor, Inc.* (Biotechnology)	644	28,349
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,671	35,810
Xperi Corp. (Semiconductors & Semiconductor Equipment)	773	16,504
Yelp, Inc.* (Interactive Media & Services)	1,027	35,997
Yeti Holdings, Inc.* (Leisure Products)	386	13,417
Yext, Inc.* (Software)	1,286	26,762
Y-mAbs Therapeutics, Inc.* (Biotechnology)	258	5,771
York Water Co. (Water Utilities)	129	4,640
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,314	16,059
ZixCorp.* (Software)	771	7,024
Zogenix, Inc.* (Pharmaceuticals)	644	31,021
Zumiez, Inc.* (Specialty Retail)	257	6,366
Zuora, Inc.* - Class A (Software)	1,286	19,303
TOTAL COMMON STOCKS (Cost $21,380,414)		26,293,094

Contingent Right (NM)

A. Schulman, Inc.*+(a) (Chemicals)	536	280
TOTAL CONTINGENT RIGHT (Cost $1,072)		280

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 7/31/19, due 8/1/19, total to be received $25,968,708	$25,967,000	$25,967,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,967,000)		25,967,000
TOTAL INVESTMENT SECURITIES (Cost $47,348,486) - 83.5%		52,260,374
Net other assets (liabilities) - 16.5%		10,301,669

NET ASSETS - 100.0%		$62,562,043

*	Non-income producing security.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2019, the aggregate amount held in a segregated account was $9,993,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	12	9/23/19	$945,600	$32,814

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/19	2.23%	$23,401,199	$(43,313)
Russell 2000 Index	Goldman Sachs International	8/27/19	2.43%	32,181,270	77,698
				$55,582,469	$34,385

iShares Russell 2000 ETF	UBS AG	8/27/19	1.98%	$14,164,239	$35,462
Russell 2000 Index	UBS AG	8/27/19	2.18%	27,934,443	20,737
				$42,098,682	$56,199

				$97,681,151	$90,584

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2019

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$392,743	0.6%
Air Freight & Logistics	94,400	0.2%
Airlines	126,391	0.2%
Auto Components	311,323	0.5%
Automobiles	15,556	NM
Banks	2,504,944	3.9%
Beverages	108,131	0.2%
Biotechnology	1,730,109	2.8%
Building Products	408,759	0.7%
Capital Markets	385,524	0.6%
Chemicals	532,500	0.9%
Commercial Services & Supplies	751,233	1.2%
Communications Equipment	333,120	0.5%
Construction & Engineering	334,822	0.5%
Construction Materials	42,934	0.1%
Consumer Finance	205,735	0.3%
Containers & Packaging	21,822	NM
Distributors	30,532	NM
Diversified Consumer Services	294,591	0.5%
Diversified Financial Services	54,647	0.1%
Diversified Telecommunication Services	177,904	0.3%
Electric Utilities	303,567	0.5%
Electrical Equipment	270,112	0.4%
Electronic Equipment, Instruments & Components	628,893	1.0%
Energy Equipment & Services	302,877	0.5%
Entertainment	72,719	0.1%
Equity Real Estate Investment Trusts	1,910,588	3.0%
Food & Staples Retailing	179,561	0.3%
Food Products	326,049	0.5%
Gas Utilities	361,633	0.6%
Health Care Equipment & Supplies	1,046,129	1.7%
Health Care Providers & Services	550,683	0.9%
Health Care Technology	268,656	0.4%
Hotels, Restaurants & Leisure	688,866	1.1%
Household Durables	469,354	0.8%
Household Products	64,403	0.1%
Independent Power and Renewable Electricity Producers	106,488	0.2%
Industrial Conglomerates	18,664	NM
Insurance	614,059	1.0%
Interactive Media & Services	133,137	0.2%
Internet & Direct Marketing Retail	105,445	0.2%
IT Services	578,207	0.9%
Leisure Products	85,414	0.1%
Life Sciences Tools & Services	205,627	0.3%
Machinery	1,053,668	1.7%
Marine	26,346	NM
Media	227,335	0.4%
Metals & Mining	330,339	0.5%
Mortgage Real Estate Investment Trusts	359,979	0.6%
Multiline Retail	22,573	NM
Multi-Utilities	181,428	0.3%
Oil, Gas & Consumable Fuels	593,514	0.9%
Paper & Forest Products	109,977	0.2%
Personal Products	73,128	0.1%
Pharmaceuticals	405,555	0.6%
Professional Services	472,198	0.8%
Real Estate Management & Development	170,997	0.3%
Road & Rail	140,156	0.2%
Semiconductors & Semiconductor Equipment	655,571	1.0%
Software	1,304,973	2.1%
Specialty Retail	602,610	1.0%
Technology Hardware, Storage & Peripherals	80,895	0.1%
Textiles, Apparel & Luxury Goods	230,227	0.4%
Thrifts & Mortgage Finance	546,557	0.9%
Tobacco	40,800	0.1%
Trading Companies & Distributors	351,595	0.6%
Water Utilities	129,081	0.2%
Wireless Telecommunication Services	35,021	0.1%
Other **	36,268,669	58.0%
Total	$62,562,043	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund) including the summary schedules of portfolio investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 27, 2019

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 30, 2019

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 30, 2019

* Print the name and title of each signing officer under his or her signature.